Nationwide Destination 2030 Fund - July 31, 2026 (Unaudited) - Statement of Investments - 1
Investment Companies 88 .3%
Shares Value ($)
Alternative Assets 4.4%
Nationwide Strategic Income
Fund, Class R6(a) 822,625 8,382,553
Total Alternative Assets
(cost $7,974,980) 8,382,553
Equity Funds 45.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,371,380 32,938,469
Nationwide International Equity
Portfolio, Class R6(a) 881,228 13,280,106
Nationwide International Index
Fund, Class R6(a) 1,028,549 11,879,744
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,116,082 13,326,017
Nationwide Small Cap Index
Fund, Class R6(a) 111,083 1,753,999
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 972,342 13,359,980
Total Equity Funds
(cost $64,248,228) 86,538,315
Fixed Income Funds 38.1%
Nationwide Bond Portfolio, Class
R6(a) 6,994,132 59,659,947
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 839,927 7,424,953
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 494,092 4,916,211
Total Fixed Income Funds
(cost $72,242,336) 72,001,111
Total Investment Companies
(cost $144,465,544) 166,921,979
Exchange Traded Funds 11 .7%
Shares Value ($)
Equity Funds 9.6%
iShares Core MSCI Emerging
Markets ETF 106,351 8,253,901
iShares Core S&P 500 ETF 13,284 9,967,251
Total Equity Funds
(cost $14,084,953) 18,221,152
Fixed Income Funds 2.1%
iShares 20+ Year Treasury Bond
ETF 29,533 2,429,089
iShares U.S. Treasury Bond ETF 65,302 1,466,030
Total Fixed Income Funds
(cost $4,146,970) 3,895,119
Total Exchange Traded Funds
(cost $18,231,923) 22,116,271
Total Investments
(cost $162,697,467) — 100.0% 189,038,250
Liabilities in excess of other assets — 0.0%
†
(75,288)
NET ASSETS — 100.0% $ 188,962,962
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

2 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Destination 2030 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2030 Fund - July 31, 2026 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 22,116,271 $ – $ – $ 22,116,271
Investment Companies 166,921,979 – – 166,921,979
Total $ 189,038,250 $ – $ – $ 189,038,250
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Destination 2035 Fund
Investment Companies 87 .7%
Shares Value ($)
Alternative Assets 3.1%
Nationwide Strategic Income
Fund, Class R6(a) 617,421 6,291,516
Total Alternative Assets
(cost $6,055,192) 6,291,516
Equity Funds 56.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,994,973 41,600,182
Nationwide International Equity
Portfolio, Class R6(a) 1,106,696 16,677,905
Nationwide International Index
Fund, Class R6(a) 1,435,616 16,581,360
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,440,555 17,200,228
Nationwide Small Cap Index
Fund, Class R6(a) 269,425 4,254,222
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,252,126 17,204,205
Total Equity Funds
(cost $85,146,510) 113,518,102
Fixed Income Funds 27.7%
Nationwide Bond Portfolio, Class
R6(a) 5,847,504 49,879,210
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 384,307 3,397,273
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 207,037 2,060,017
Total Fixed Income Funds
(cost $55,274,701) 55,336,500
Total Investment Companies
(cost $146,476,403) 175,146,118
Exchange Traded Funds 12 .3%
Shares Value ($)
Equity Funds 11.1%
iShares Core MSCI Emerging
Markets ETF 152,298 11,819,848
iShares Core S&P 500 ETF 13,812 10,363,420
Total Equity Funds
(cost $17,259,469) 22,183,268
Fixed Income Funds 1.2%
iShares 20+ Year Treasury Bond
ETF 21,276 1,749,951
iShares U.S. Treasury Bond ETF 26,569 596,474
Total Fixed Income Funds
(cost $2,539,141) 2,346,425
Total Exchange Traded Funds
(cost $19,798,610) 24,529,693
Total Investments
(cost $166,275,013) — 100.0% 199,675,811
Liabilities in excess of other assets — 0.0%
†
(8,257)
NET ASSETS — 100.0% $ 199,667,554
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2035 Fund - July 31, 2026 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Destination 2035 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 24,529,693 $ – $ – $ 24,529,693
Investment Companies 175,146,118 – – 175,146,118
Total $ 199,675,811 $ – $ – $ 199,675,811
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2040 Fund - July 31, 2026 (Unaudited) - Statement of Investments - 7
Investment Companies 86 .8%
Shares Value ($)
Alternative Assets 2.3%
Nationwide Strategic Income
Fund, Class R6(a) 450,685 4,592,475
Total Alternative Assets
(cost $4,386,177) 4,592,475
Equity Funds 65.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,356,514 46,621,979
Nationwide International Equity
Portfolio, Class R6(a) 1,201,997 18,114,100
Nationwide International Index
Fund, Class R6(a) 1,771,820 20,464,526
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,632,491 19,491,937
Nationwide Small Cap Index
Fund, Class R6(a) 335,647 5,299,871
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,416,022 19,456,147
Total Equity Funds
(cost $96,969,845) 129,448,560
Fixed Income Funds 18.8%
Nationwide Bond Portfolio, Class
R6(a) 4,045,725 34,510,033
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 142,441 1,259,175
Investment Companies
Shares Value ($)
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 128,172 1,275,309
Total Fixed Income Funds
(cost $36,878,347) 37,044,517
Total Investment Companies
(cost $138,234,369) 171,085,552
Exchange Traded Funds 13 .0%
Equity Funds 12.5%
iShares Core MSCI Emerging
Markets ETF 186,325 14,460,683
iShares Core S&P 500 ETF 13,668 10,255,374
Total Equity Funds
(cost $19,035,165) 24,716,057
Fixed Income Funds 0.5%
iShares 20+ Year Treasury Bond
ETF 6,489 533,720
iShares U.S. Treasury Bond ETF 16,443 369,146
Total Fixed Income Funds
(cost $940,876) 902,866
Total Exchange Traded Funds
(cost $19,976,041) 25,618,923
Total Investments
(cost $158,210,410) — 99.8% 196,704,475
Other assets in excess of liabilities — 0.2% 327,851
NET ASSETS — 100.0% $ 197,032,326
(a) Investment in affiliate.
ETF Exchange Traded Fund

8 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Destination 2040 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2040 Fund - July 31, 2026 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 25,618,923 $ – $ – $ 25,618,923
Investment Companies 171,085,552 – – 171,085,552
Total $ 196,704,475 $ – $ – $ 196,704,475
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Destination 2045 Fund
Investment Companies 86 .5%
Shares Value ($)
Alternative Assets 1.4%
Nationwide Strategic Income
Fund, Class R6(a) 228,178 2,325,132
Total Alternative Assets
(cost $2,245,378) 2,325,132
Equity Funds 72.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,220,158 44,728,000
Nationwide International Equity
Portfolio, Class R6(a) 1,119,493 16,870,759
Nationwide International Index
Fund, Class R6(a) 1,756,937 20,292,626
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,552,897 18,541,589
Nationwide Small Cap Index
Fund, Class R6(a) 296,444 4,680,844
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,349,641 18,544,071
Total Equity Funds
(cost $92,395,851) 123,657,889
Fixed Income Funds 12.2%
Nationwide Bond Portfolio, Class
R6(a) 2,282,869 19,472,875
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 24,457 216,199
Investment Companies
Shares Value ($)
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 96,484 960,019
Total Fixed Income Funds
(cost $20,509,957) 20,649,093
Total Investment Companies
(cost $115,151,186) 146,632,114
Exchange Traded Funds 13 .4%
Equity Funds 13.3%
iShares Core MSCI Emerging
Markets ETF 177,425 13,769,955
iShares Core S&P 500 ETF 11,757 8,821,512
Total Equity Funds
(cost $17,387,294) 22,591,467
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 8,822 198,054
Total Fixed Income Funds
(cost  $203,320) 198,054
Total Exchange Traded Funds
(cost $17,590,614) 22,789,521
Total Investments
(cost $132,741,800) — 99.9% 169,421,635
Other assets in excess of liabilities — 0.1% 139,804
NET ASSETS — 100.0% $ 169,561,439
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2045 Fund - July 31, 2026 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Destination 2045 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 22,789,521 $ – $ – $ 22,789,521
Investment Companies 146,632,114 – – 146,632,114
Total $ 169,421,635 $ – $ – $ 169,421,635
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2050 Fund - July 31, 2026 (Unaudited) - Statement of Investments - 13
Investment Companies 86 .0%
Shares Value ($)
Alternative Assets 0.5%
Nationwide Strategic Income
Fund, Class R6(a) 83,992 855,876
Total Alternative Assets
(cost $832,455) 855,876
Equity Funds 77.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,348,117 46,505,348
Nationwide International Equity
Portfolio, Class R6(a) 1,259,243 18,976,785
Nationwide International Index
Fund, Class R6(a) 1,834,283 21,185,971
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,699,582 20,293,005
Nationwide Small Cap Index
Fund, Class R6(a) 311,702 4,921,779
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,458,631 20,041,584
Total Equity Funds
(cost $98,412,557) 131,924,472
Fixed Income Funds 8.1%
Nationwide Bond Portfolio, Class
R6(a) 1,578,125 13,461,409
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 29,224 290,783
Total Fixed Income Funds
(cost $13,575,133) 13,752,192
Total Investment Companies
(cost $112,820,145) 146,532,540
Exchange Traded Funds 13 .9%
Shares Value ($)
Equity Funds 13.8%
iShares Core MSCI Emerging
Markets ETF 189,817 14,731,697
iShares Core S&P 500 ETF 11,696 8,775,743
Total Equity Funds
(cost $17,855,435) 23,507,440
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 7,348 164,963
Total Fixed Income Funds
(cost  $169,704) 164,963
Total Exchange Traded Funds
(cost $18,025,139) 23,672,403
Total Investments
(cost $130,845,284) — 99.9% 170,204,943
Other assets in excess of liabilities — 0.1% 193,815
NET ASSETS — 100.0% $ 170,398,758
(a) Investment in affiliate.
ETF Exchange Traded Fund

14 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Destination 2050 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2050 Fund - July 31, 2026 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 23,672,403 $ – $ – $ 23,672,403
Investment Companies 146,532,540 – – 146,532,540
Total $ 170,204,943 $ – $ – $ 170,204,943
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Destination 2055 Fund
Investment Companies 85 .4%
Shares Value ($)
Alternative Assets 0.1%
Nationwide Strategic Income
Fund, Class R6(a) 8,776 89,423
Total Alternative Assets
(cost $88,792) 89,423
Equity Funds 79.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,221,803 30,860,847
Nationwide International Equity
Portfolio, Class R6(a) 871,697 13,136,480
Nationwide International Index
Fund, Class R6(a) 1,267,407 14,638,551
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,149,173 13,721,127
Nationwide Small Cap Index
Fund, Class R6(a) 220,015 3,474,036
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 996,530 13,692,317
Total Equity Funds
(cost $67,432,110) 89,523,358
Fixed Income Fund 6.1%
Nationwide Bond Portfolio, Class
R6(a) 813,079 6,935,566
Total Fixed Income Funds
(cost $6,835,282) 6,935,566
Total Investment Companies
(cost $74,356,184) 96,548,347
Exchange Traded Funds 14 .6%
Shares Value ($)
Equity Funds 14.5%
iShares Core MSCI Emerging
Markets ETF 136,697 10,609,054
iShares Core S&P 500 ETF 7,724 5,795,472
Total Equity Funds
(cost $12,646,046) 16,404,526
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 4,877 109,488
Total Fixed Income Funds
(cost  $112,594) 109,488
Total Exchange Traded Funds
(cost $12,758,640) 16,514,014
Total Investments
(cost $87,114,824) — 100.0% 113,062,361
Other assets in excess of liabilities — 0.0%
†
19,651
NET ASSETS — 100.0% $ 113,082,012
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2055 Fund - July 31, 2026 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

18 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Destination 2055 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 16,514,014 $ – $ – $ 16,514,014
Investment Companies 96,548,347 – – 96,548,347
Total $ 113,062,361 $ – $ – $ 113,062,361
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2060 Fund - July 31, 2026 (Unaudited) - Statement of Investments - 19
Investment Companies 85 .4%
Shares Value ($)
Equity Funds 80.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,304,622 18,121,197
Nationwide International Equity
Portfolio, Class R6(a) 512,546 7,724,070
Nationwide International Index
Fund, Class R6(a) 751,706 8,682,206
Nationwide Large Cap Equity
Portfolio, Class R6(a) 696,329 8,314,168
Nationwide Small Cap Index
Fund, Class R6(a) 131,756 2,080,420
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 591,468 8,126,765
Total Equity Funds
(cost $40,717,888) 53,048,826
Fixed Income Fund 5.1%
Nationwide Bond Portfolio, Class
R6(a) 394,130 3,361,928
Total Fixed Income Funds
(cost $3,302,501) 3,361,928
Total Investment Companies
(cost $44,020,389) 56,410,754
Exchange Traded Funds 14 .6%
Shares Value ($)
Equity Funds 14.5%
iShares Core MSCI Emerging
Markets ETF 80,192 6,223,701
iShares Core S&P 500 ETF 4,477 3,359,183
Total Equity Funds
(cost $7,434,387) 9,582,884
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 2,827 63,466
Total Fixed Income Funds
(cost  $65,233) 63,466
Total Exchange Traded Funds
(cost $7,499,620) 9,646,350
Total Investments
(cost $51,520,009) — 100.0% 66,057,104
Liabilities in excess of other assets — 0.0%
†
(22,824)
NET ASSETS — 100.0% $ 66,034,280
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

20 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Destination 2060 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2060 Fund - July 31, 2026 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 9,646,350 $ – $ – $ 9,646,350
Investment Companies 56,410,754 – – 56,410,754
Total $ 66,057,104 $ – $ – $ 66,057,104
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Destination 2065 Fund
Investment Companies 85 .4%
Shares Value ($)
Equity Funds 80.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 333,478 4,632,003
Nationwide International Equity
Portfolio, Class R6(a) 129,418 1,950,334
Nationwide International Index
Fund, Class R6(a) 191,341 2,209,984
Nationwide Large Cap Equity
Portfolio, Class R6(a) 181,414 2,166,078
Nationwide Small Cap Index
Fund, Class R6(a) 34,279 541,269
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 152,731 2,098,518
Total Equity Funds
(cost $10,874,588) 13,598,186
Fixed Income Fund 4.9%
Nationwide Bond Portfolio, Class
R6(a) 96,522 823,330
Total Fixed Income Funds
(cost $808,952) 823,330
Total Investment Companies
(cost $11,683,540) 14,421,516
Exchange Traded Funds 14 .5%
Shares Value ($)
Equity Funds 14.4%
iShares Core MSCI Emerging
Markets ETF 20,396 1,582,934
iShares Core S&P 500 ETF 1,134 850,863
Total Equity Funds
(cost $1,949,258) 2,433,797
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 716 16,074
Total Fixed Income Funds
(cost  $16,504) 16,074
Total Exchange Traded Funds
(cost $1,965,762) 2,449,871
Total Investments
(cost $13,649,302) — 99.9% 16,871,387
Other assets in excess of liabilities — 0.1% 13,518
NET ASSETS — 100.0% $ 16,884,905
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2065 Fund - July 31, 2026 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

24 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Destination 2065 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 2,449,871 $ – $ – $ 2,449,871
Investment Companies 14,421,516 – – 14,421,516
Total $ 16,871,387 $ – $ – $ 16,871,387
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination Retirement Fund - July 31, 2026 (Unaudited) - Statement of Investments - 25
Investment Companies 88 .8%
Shares Value ($)
Alternative Assets 5.8%
Nationwide Strategic Income
Fund, Class R6(a) 1,128,059 11,494,917
Total Alternative Assets
(cost $10,285,600) 11,494,917
Equity Funds 35.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,913,169 26,573,913
Nationwide International Equity
Portfolio, Class R6(a) 712,451 10,736,634
Nationwide International Index
Fund, Class R6(a) 904,752 10,449,888
Nationwide Large Cap Equity
Portfolio, Class R6(a) 894,548 10,680,905
Nationwide Small Cap Index
Fund, Class R6(a) 62,421 985,633
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 772,171 10,609,625
Total Equity Funds
(cost $52,139,103) 70,036,598
Fixed Income Funds 47.6%
Nationwide Bond Portfolio, Class
R6(a) 8,870,499 75,665,359
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,326,892 11,729,725
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 689,067 6,856,212
Total Fixed Income Funds
(cost $95,788,911) 94,251,296
Total Investment Companies
(cost $158,213,614) 175,782,811
Exchange Traded Funds 11 .2%
Shares Value ($)
Equity Funds 7.9%
iShares Core MSCI Emerging
Markets ETF 67,690 5,253,421
iShares Core S&P 500 ETF 13,858 10,397,935
Total Equity Funds
(cost $11,964,888) 15,651,356
Fixed Income Funds 3.3%
iShares 20+ Year Treasury Bond
ETF 53,682 4,415,345
iShares U.S. Treasury Bond ETF 88,552 1,987,992
Total Fixed Income Funds
(cost $6,904,833) 6,403,337
Total Exchange Traded Funds
(cost $18,869,721) 22,054,693
Total Investments
(cost $177,083,335) — 100.0% 197,837,504
Other assets in excess of liabilities — 0.0%
†
28,871
NET ASSETS — 100.0% $ 197,866,375
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

26 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Destination Retirement Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination Retirement Fund - July 31, 2026 (Unaudited) - Statement of Investments - 27
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 22,054,693 $ – $ – $ 22,054,693
Investment Companies 175,782,811 – – 175,782,811
Total $ 197,837,504 $ – $ – $ 197,837,504
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Destination 2070 Fund
Investment Companies 85 .4%
Shares Value ($)
Equity Funds 81.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 32,189 447,106
Nationwide International Equity
Portfolio, Class R6(a) 12,533 188,872
Nationwide International Index
Fund, Class R6(a) 18,554 214,294
Nationwide Large Cap Equity
Portfolio, Class R6(a) 17,613 210,299
Nationwide Small Cap Index
Fund, Class R6(a) 3,307 52,218
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 14,616 200,828
Total Equity Funds
(cost $1,126,725) 1,313,617
Fixed Income Fund 4.4%
Nationwide Bond Portfolio, Class
R6(a) 8,344 71,177
Total Fixed Income Funds
(cost $70,594) 71,177
Total Investment Companies
(cost $1,197,319) 1,384,794
Exchange Traded Funds 14 .4%
Shares Value ($)
Equity Funds 14.3%
iShares Core MSCI Emerging
Markets ETF 1,952 151,495
iShares Core S&P 500 ETF 107 80,284
Total Equity Funds
(cost $191,195) 231,779
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 68 1,526
Total Fixed Income Funds
(cost  $1,567) 1,526
Total Exchange Traded Funds
(cost $192,762) 233,305
Total Investments
(cost $1,390,081) — 99.8% 1,618,099
Other assets in excess of liabilities — 0.2% 2,598
NET ASSETS — 100.0% $ 1,620,697
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2070 Fund - July 31, 2026 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

30 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Destination 2070 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 233,305 $ – $ – $ 233,305
Investment Companies 1,384,794 – – 1,384,794
Total $ 1,618,099 $ – $ – $ 1,618,099
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Aggressive Fund - July 31, 2026 (Unaudited) - Statement of Investments - 1
Investment Companies 79 .3%
Shares Value ($)
Equity Funds 74.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 7,733,345 107,416,165
Nationwide GQG US Quality
Equity Fund, Class R6(a) 936,950 13,604,510
Nationwide International Equity
Portfolio, Class R6(a) 5,905,620 88,997,690
Nationwide International Index
Fund, Class R6(a) 6,547,347 75,621,860
Nationwide Large Cap Equity
Portfolio, Class R6(a) 6,564,997 78,386,068
Nationwide Mid Cap Market
Index Fund, Class R6(a) 3,359,274 59,694,305
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 5,648,285 77,607,435
Total Equity Funds
(cost $365,997,172) 501,328,033
Fixed Income Funds 5.1%
Nationwide Bond Portfolio, Class
R6(a) 3,224,785 27,507,420
Nationwide Loomis Core Bond
Fund, Class R6(a) 716,757 6,644,341
Total Fixed Income Funds
(cost $34,774,588) 34,151,761
Total Investment Companies
(cost $400,771,760) 535,479,794
Exchange Traded Funds 20 .7%
Shares Value ($)
Equity Funds 20.2%
iShares Core MSCI Emerging
Markets ETF 851,911 66,116,813
iShares Core S&P 500 ETF 46,880 35,175,001
iShares Core S&P Small-Cap
ETF 244,310 35,537,333
Total Equity Funds
(cost $103,742,144) 136,829,147
Fixed Income Fund 0.5%
iShares U.S. Treasury Bond ETF 148,938 3,343,658
Total Fixed Income Funds
(cost  $3,439,763) 3,343,658
Total Exchange Traded Funds
(cost $107,181,907) 140,172,805
Total Investments
(cost $507,953,667) — 100.0% 675,652,599
Liabilities in excess of other assets — 0.0%
†
(257,407)
NET ASSETS — 100.0% $ 675,395,192
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

2 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Aggressive Fund - July 31, 2026 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 140,172,805 $ – $ – $ 140,172,805
Investment Companies 535,479,794 – – 535,479,794
Total $ 675,652,599 $ – $ – $ 675,652,599
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Investor Destinations Conservative Fund
Investment Companies 79 .7%
Shares Value ($)
Alternative Assets 2.5%
Nationwide Strategic Income
Fund, Class R6(a) 573,370 5,842,639
Total Alternative Assets
(cost $5,477,119) 5,842,639
Equity Funds 15.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 441,673 6,134,833
Nationwide International Equity
Portfolio, Class R6(a) 521,655 7,861,333
Nationwide International Index
Fund, Class R6(a) 640,389 7,396,498
Nationwide Large Cap Equity
Portfolio, Class R6(a) 490,221 5,853,244
Nationwide Mid Cap Market
Index Fund, Class R6(a) 181,757 3,229,829
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 426,000 5,853,244
Total Equity Funds
(cost $25,706,232) 36,328,981
Fixed Income Funds 61.6%
Nationwide Bond Portfolio, Class
R6(a) 8,462,636 72,186,285
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,313,731 11,613,383
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,880,040 26,697,973
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,275,099 32,587,232
Total Fixed Income Funds
(cost $146,968,555) 143,084,873
Total Investment Companies
(cost $178,151,906) 185,256,493
Exchange Traded Funds 20 .4%
Shares Value ($)
Equity Funds 9.4%
iShares Core MSCI Emerging
Markets ETF 56,536 4,387,759
iShares Core S&P 500 ETF 20,481 15,367,304
iShares Core S&P Small-Cap
ETF 14,401 2,094,769
Total Equity Funds
(cost $17,525,869) 21,849,832
Fixed Income Funds 11.0%
iShares Core International
Aggregate Bond ETF(b) 233,605 11,621,849
iShares J.P. Morgan USD
Emerging Markets Bond ETF 135,201 12,798,127
iShares U.S. Treasury Bond ETF 53,520 1,201,524
Total Fixed Income Funds
(cost $25,741,187) 25,621,500
Total Exchange Traded Funds
(cost $43,267,056) 47,471,332
Total Investments
(cost $221,418,962) — 100.1% 232,727,825
Liabilities in excess of other assets — (0.1)% (182,441)
NET ASSETS — 100.0% $ 232,545,384
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2026. The total value of securities on loan as of July 31,
2026 was $716,400, which was collateralized by $734,562
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.00% - 6.13%, and maturity dates
ranging from 8/31/2026 - 11/15/2055.
ETF Exchange Traded Fund

Nationwide Investor Destinations Conservative Fund - July 31, 2026 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Investor Destinations Conservative Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 47,471,332 $ – $ – $ 47,471,332
Investment Companies 185,256,493 – – 185,256,493
Total $ 232,727,825 $ – $ – $ 232,727,825
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderate Fund - July 31, 2026 (Unaudited) - Statement of Investments - 7
Investment Companies 84 .0%
Shares Value ($)
Alternative Assets 1.0%
Nationwide Strategic Income
Fund, Class R6(a) 620,104 6,318,856
Total Alternative Assets
(cost $5,856,065) 6,318,856
Equity Funds 47.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,565,535 63,415,282
Nationwide GQG US Quality
Equity Fund, Class R6(a) 426,230 6,188,863
Nationwide International Equity
Portfolio, Class R6(a) 4,065,764 61,271,064
Nationwide International Index
Fund, Class R6(a) 4,196,407 48,468,504
Nationwide Large Cap Equity
Portfolio, Class R6(a) 3,950,951 47,174,351
Nationwide Mid Cap Market
Index Fund, Class R6(a) 1,251,622 22,241,329
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 3,399,254 46,705,754
Total Equity Funds
(cost $213,974,690) 295,465,147
Fixed Income Funds 35.7%
Nationwide Bond Portfolio, Class
R6(a) 16,072,332 137,096,994
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 711,686 6,291,304
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,019,727 37,262,868
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 4,242,827 42,216,133
Total Fixed Income Funds
(cost $229,931,079) 222,867,299
Total Investment Companies
(cost $449,761,834) 524,651,302
Exchange Traded Funds 16 .0%
Equity Funds 14.5%
iShares Core MSCI Emerging
Markets ETF 431,657 33,500,900
iShares Core S&P 500 ETF 43,548 32,674,935
iShares Core S&P Small-Cap
ETF 168,849 24,560,776
Total Equity Funds
(cost $69,188,919) 90,736,611
Fixed Income Funds 1.5%
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 66,192 6,265,735
iShares U.S. Treasury Bond ETF 140,570 3,155,796
Total Fixed Income Funds
(cost $9,342,763) 9,421,531
Total Exchange Traded Funds
(cost $78,531,682) 100,158,142
Repurchase Agreement 0 .8%
Principal
Amount ($) Value ($)
CF Secured, LLC, 3.63%,
dated 7/31/2026, due
8/3/2026, repurchase price
$4,700,666, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056; total
market value $4,794,679.(c) 4,699,244 4,699,244
Total Repurchase Agreement
(cost $4,699,244) 4,699,244
Total Investments
(cost $532,992,760) — 100.8% 629,508,688
Liabilities in excess of other assets — (0.8)% (4,962,806)
NET ASSETS — 100.0% $ 624,545,882
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2026. The total value of securities on loan as of July 31,
2026 was $4,597,731, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$4,699,244.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $4,699,244.
ETF Exchange Traded Fund

8 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Moderate Fund - July 31, 2026 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 100,158,142 $ – $ – $ 100,158,142
Investment Companies 524,651,302 – – 524,651,302
Repurchase Agreement – 4,699,244 – 4,699,244
Total $ 624,809,444 $ 4,699,244 $ – $ 629,508,688
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
Investment Companies 82 .0%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Strategic Income
Fund, Class R6(a) 696,555 7,097,893
Total Alternative Assets
(cost $6,430,979) 7,097,893
Equity Funds 62.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 5,710,863 79,323,891
Nationwide GQG US Quality
Equity Fund, Class R6(a) 940,658 13,658,359
Nationwide International Equity
Portfolio, Class R6(a) 8,213,478 123,777,106
Nationwide International Index
Fund, Class R6(a) 8,681,905 100,276,006
Nationwide Large Cap Equity
Portfolio, Class R6(a) 8,460,542 101,018,877
Nationwide Mid Cap Market
Index Fund, Class R6(a) 3,001,813 53,342,223
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 7,279,143 100,015,426
Total Equity Funds
(cost $418,647,197) 571,411,888
Fixed Income Funds 18.3%
Nationwide Bond Portfolio, Class
R6(a) 17,352,767 148,019,099
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,938,102 17,966,203
Total Fixed Income Funds
(cost $169,123,204) 165,985,302
Total Investment Companies
(cost $594,201,380) 744,495,083
Exchange Traded Funds 18 .0%
Equity Funds 17.5%
iShares Core MSCI Emerging
Markets ETF 943,227 73,203,847
iShares Core S&P 500 ETF 63,680 47,780,378
iShares Core S&P Small-Cap
ETF(b) 264,708 38,504,426
Total Equity Funds
(cost $120,150,999) 159,488,651
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.5%
iShares U.S. Treasury Bond ETF 201,398 4,521,385
Total Fixed Income Funds
(cost  $4,651,342) 4,521,385
Total Exchange Traded Funds
(cost $124,802,341) 164,010,036
Short-Term Investment 0 .0%
†
Money Market Fund 0.0%
†
Invesco Government & Agency
Portfolio, Institutional Shares,
3.64% (c)(d) 100,000 100,000
Total Short-Term Investments
(cost $100,000)
100,000
Repurchase Agreement 0 .9%
Principal
Amount ($)
CF Secured, LLC, 3.63%,
dated 7/31/2026, due
8/3/2026, repurchase price
$7,785,269, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056; total
market value $7,940,975.(d) 7,782,915 7,782,915
Total Repurchase Agreement
(cost $7,782,915) 7,782,915
Total Investments
(cost $726,886,636) — 100.9% 916,388,034
Liabilities in excess of other assets — (0.9)% (8,259,044)
NET ASSETS — 100.0% $ 908,128,990
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
July 31, 2026. The total value of securities on loan as of
July 31, 2026 was $7,723,926, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $100,000 and $7,782,915,
respectively, a total value of $7,882,915.
(c) Represents 7-day effective yield as of July 31, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $7,882,915.
ETF Exchange Traded Fund

Nationwide Investor Destinations Moderately Aggressive Fund - July 31, 2026 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 164,010,036 $ – $ – $ 164,010,036
Investment Companies 744,495,083 – – 744,495,083
Repurchase Agreement – 7,782,915 – 7,782,915
Short-Term Investment 100,000 – – 100,000
Total $ 908,605,119 $ 7,782,915 $ – $ 916,388,034
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderately Conservative Fund - July 31, 2026 (Unaudited) - Statement of Investments - 13
Investment Companies 81 .9%
Shares Value ($)
Alternative Assets 1.3%
Nationwide Strategic Income
Fund, Class R6(a) 249,748 2,544,936
Total Alternative Assets
(cost $2,401,970) 2,544,936
Equity Funds 32.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,044,296 14,505,271
Nationwide International Equity
Portfolio, Class R6(a) 1,082,529 16,313,706
Nationwide International Index
Fund, Class R6(a) 868,442 10,030,504
Nationwide Large Cap Equity
Portfolio, Class R6(a) 875,326 10,451,398
Nationwide Mid Cap Market
Index Fund, Class R6(a) 257,997 4,584,600
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 759,383 10,433,919
Total Equity Funds
(cost $47,016,761) 66,319,398
Fixed Income Funds 47.7%
Nationwide Bond Portfolio, Class
R6(a) 6,191,977 52,817,561
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 685,842 6,062,839
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,737,011 16,102,091
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,133,904 21,232,343
Total Fixed Income Funds
(cost $98,100,895) 96,214,834
Total Investment Companies
(cost $147,519,626) 165,079,168
Exchange Traded Funds 18 .1%
Shares Value ($)
Equity Funds 11.6%
iShares Core MSCI Emerging
Markets ETF 105,812 8,212,069
iShares Core S&P 500 ETF 14,221 10,670,301
iShares Core S&P Small-Cap
ETF 30,704 4,466,204
Total Equity Funds
(cost $17,685,865) 23,348,574
Fixed Income Funds 6.5%
iShares Core International
Aggregate Bond ETF(b) 81,184 4,038,904
iShares J.P. Morgan USD
Emerging Markets Bond ETF 84,948 8,041,178
iShares U.S. Treasury Bond ETF 45,897 1,030,387
Total Fixed Income Funds
(cost $13,135,559) 13,110,469
Total Exchange Traded Funds
(cost $30,821,424) 36,459,043
Total Investments
(cost $178,341,050) — 100.0% 201,538,211
Liabilities in excess of other assets — 0.0%
†
(82,857)
NET ASSETS — 100.0% $ 201,455,354
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
July 31, 2026. The total value of securities on loan as of
July 31, 2026 was $3,634,934, which was collateralized
by $4,074,099 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 4.75%, and
maturity dates ranging from 8/13/2026 - 2/15/2056.
ETF Exchange Traded Fund

14 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Moderately Conservative Fund - July 31, 2026 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 36,459,043 $ – $ – $ 36,459,043
Investment Companies 165,079,168 – – 165,079,168
Total $ 201,538,211 $ – $ – $ 201,538,211
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Invesco Core Plus Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 18 .8%
Principal
Amount ($) Value ($)
Airlines 0 .3%
American Airlines Pass-
Through Trust
Series 2026-1, Class B,
5.75%, 5/10/2035 18,000 17,682
Series 2026-2, Class B,
6.30%, 8/20/2035 416,000 416,703
Series 2026-1, Class A,
5.25%, 11/10/2038 137,000 132,824
Series 2026-2, Class A,
5.70%, 2/20/2039 200,000 200,104
American Airlines, Inc., Series
2025-1 4.90%, 5/11/2038 1,000 957
768,270
Automobiles 2 .1%
Avis Budget Rental Car
Funding AESOP LLC
Series 2025-3A, Class B,
4.46%, 2/20/2030(a) 575,000 564,299
Series 2025-4A, Class C,
5.26%, 2/20/2032(a) 100,000 97,786
Bayview Opportunity Master
Fund VII Trust, Series
2024-SN1, Class C, 5.83%,
12/15/2028(a) 336,000 337,755
Enterprise Fleet Financing
LLC
Series 2025-2, Class A3,
4.41%, 6/20/2029(a) 3,422,000 3,411,676
Series 2025-4, Class A3,
4.11%, 12/20/2029(a) 190,000 187,692
Exeter Automobile
Receivables Trust, Series
2025-1A, Class C, 5.09%,
5/15/2031 114,000 114,573
Hertz Vehicle Financing III LP,
Series 2021-2A, Class A,
1.68%, 12/27/2027(a) 83,333 82,820
Huntington Bank Auto Credit-
Linked Notes, Series
2024-2, Class B1, 5.44%,
10/20/2032(a) 98,573 98,908
Merchants Fleet Funding LLC
Series 2024-1A, Class D,
6.85%, 4/20/2037(a) 176,000 177,390
Series 2025-1A, Class A,
4.49%, 1/20/2039(a) 100,000 99,877
NextGear Floorplan Master
Owner Trust, Series 2025-
2A, Class A2, 4.23%,
10/15/2030(a) 100,000 98,832
Santander Drive Auto
Receivables Trust, Series
2025-1, Class C, 5.04%,
3/17/2031 43,000 43,203
US Bank NA, Series 2023-
1, Class B, 6.79%,
8/25/2032(a) 22,671 22,768
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Westlake Automobile
Receivables Trust, Series
2025-1A, Class C, 5.14%,
10/15/2030(a) 25,000 25,149
5,362,728
Credit Card 0 .3%
Synchrony Card Funding LLC,
Series 2024-A2, Class A,
4.93%, 7/15/2030 700,000 703,897
Equipment Loans & Leases 0 .1%
Barings Equipment Finance
LLC, Series 2025-B, Class
A3, 4.13%, 10/13/2032(a) 190,000 187,220
VB-S1 Issuer LLC, Series
2026-1A, Class C2, 4.69%,
3/15/2056(a) 150,000 145,373
332,593
Home Equity 0 .8%
GS Mortgage-Backed
Securities Trust
Series 2025-HE1, Class A1,
5.17%, 10/25/2055(a)(b) 252,572 253,499
Series 2025-HE2, Class A1,
5.17%, 12/25/2065(a)(b) 252,520 253,483
OBX Trust
Series 2025-HE2, Class A1,
5.07%, 8/25/2055(a)(b) 283,250 283,798
Series 2026-HE2, Class
A1A, 4.97%, 6/25/2056(a)
(b) 621,998 623,206
RCKT Mortgage Trust, Series
2025-CES6, Class A1A,
5.47%, 6/25/2055(a)(c) 680,211 679,452
2,093,438
Other 15 .2%
AGL CLO 16 Ltd., Series
2021-16A, Class AR,
4.68%, 1/20/2035(a)(b) 2,000,000 2,000,632
Bain Capital Credit CLO Ltd.
Series 2021-3A, Class AR,
4.84%, 7/24/2034(a)(b) 710,000 710,419
Series 2019-3A, Class ARR,
4.76%, 10/21/2034(a)(b) 710,000 710,395
Series 2021-6A, Class A1R,
4.82%, 10/21/2034(a)(b) 710,000 710,226
Series 2021-5A, Class A1R,
4.90%, 10/23/2034(a)(b) 710,000 710,336
Series 2019-4A, Class
A1RR, 4.74%, 4/23/2035(a)
(b) 710,000 710,406
Barings CLO Ltd., Series
2021-2A, Class A1R,
4.82%, 7/15/2034(a)(b) 305,000 305,173
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R3,
4.82%, 4/20/2034(a)(b) 270,847 271,201

2 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Carlyle US CLO Ltd., Series
2022-1A, Class A1R,
4.73%, 4/15/2035(a)(b) 250,000 250,156
Cedar Funding VI CLO Ltd.,
Series 2016-6A, Class AR3,
4.82%, 4/20/2034(a)(b) 1,750,000 1,751,883
Centersquare Issuer LLC
Series 2025-3A, Class A2,
5.00%, 8/25/2055(a) 235,000 223,702
Series 2025-4A, Class A2,
5.20%, 8/25/2055 250,000 230,642
Cerberus Loan Funding XL
LLC, Series 2023-1A, Class
AR, 5.35%, 3/22/2035(a)(b) 250,000 250,091
Compass Datacenters Issuer
II LLC, Series 2025-
2A, Class A1, 4.93%,
11/25/2050(a) 120,000 116,685
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 45,000 45,261
DB Master Finance LLC
Series 2019-1A, Class A23,
4.35%, 5/20/2049(a) 97,913 95,819
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(a) 339,980 321,006
Series 2025-1A, Class A2I,
4.89%, 8/20/2055(a) 109,450 107,629
Series 2025-1A, Class A2II,
5.17%, 8/20/2055(a) 89,550 87,646
Series 2026-1A, Class A2I,
5.20%, 5/20/2056(a) 200,000 198,436
Series 2026-1A, Class A2II,
5.43%, 5/20/2056(a) 420,000 415,069
Domino's Pizza Master Issuer
LLC
Series 2021-1A, Class A2I,
2.66%, 4/25/2051(a) 92,388 87,625
Series 2025-1A, Class A2I,
4.93%, 7/25/2055(a) 2,120,000 2,087,013
Series 2025-1A, Class A2II,
5.22%, 7/25/2055(a) 300,000 294,944
Dryden 98 CLO Ltd., Series
2022-98A, Class AR,
4.75%, 4/20/2035(a)(b) 2,000,000 2,000,914
Elmwood CLO 15 Ltd., Series
2022-2A, Class A1R,
4.88%, 4/22/2035(a)(b) 250,000 250,206
Fort Greene Park CLO LLC,
Series 2025-2A, Class AR,
4.68%, 4/22/2034(a)(b) 271,806 271,864
Fortress Credit Opportunities
XXXI CLO Ltd., Series
2025-31A, Class A1, 5.23%,
7/20/2033(a)(b) 80,412 80,422
Galaxy XXII CLO Ltd., Series
2016-22A, Class AR4,
4.81%, 4/16/2034(a)(b) 1,660,926 1,661,557
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A4, 5.15%,
10/27/2059(a) 113,767 114,009
Harbor Park CLO Ltd., Series
2018-1A, Class AR2,
4.68%, 1/20/2031(a)(b) 105,534 105,468
Hilton Grand Vacations Trust
Series 2025-1A, Class A,
4.88%, 5/27/2042(a) 415,934 414,373
Series 2026-2A, Class A,
4.83%, 3/27/2045(a) 186,622 185,839
Jersey Mike's Funding, Series
2025-1A, Class A2, 5.61%,
8/16/2055(a) 595,500 594,500
Jimmy Johns Funding LLC,
Series 2026-1A, Class A2,
5.69%, 4/30/2056(a) 790,000 784,192
Juniper Valley Park CLO Ltd.,
Series 2023-1A, Class ARR,
4.81%, 7/20/2036(a)(b) 535,000 535,012
Lightpath Fiber Issuer LLC
Series 2026-1A, Class A2,
5.60%, 3/25/2056(a) 2,200,000 2,179,030
Series 2026-1A, Class B,
5.89%, 3/25/2056(a) 1,096,296 1,073,164
Magnetite XXI Ltd., Series
2019-21A, Class AR2,
4.71%, 4/20/2034(a)(b) 2,158,017 2,158,960
Magnetite XXIII Ltd., Series
2019-23A, Class AR2,
4.80%, 1/25/2035(a)(b) 2,000,000 2,000,766
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class
AR2, 4.69%, 10/20/2036(a)
(b) 710,000 710,292
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class AR,
4.83%, 4/16/2035(a)(b) 255,000 255,192
Oaktree CLO Ltd., Series
2021-2A, Class AR, 4.72%,
1/15/2035(a)(b) 1,000,000 1,000,393
OWL Rock CLO XXV LLC,
Series 2026-25A, Class A,
5.13%, 7/22/2036(a)(b) 567,000 566,798
Palmer Square Loan Funding
Ltd.
Series 2025-2A, Class A1,
4.69%, 7/15/2033(a)(b) 194,058 193,957
Series 2025-3A, Class A1,
4.70%, 1/15/2034(a)(b) 215,756 215,832
Pikes Peak CLO 6, Series
2020-6A, Class ARR,
4.59%, 5/18/2034(a)(b) 250,000 249,837
Planet Fitness Master Issuer
LLC, Series 2025-1A, Class
A2II, 5.65%, 12/6/2055(a) 99,750 97,254

Nationwide Invesco Core Plus Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Qdoba Funding LLC, Series
2026-1A, Class A2, 6.70%,
6/14/2056(a) 940,000 937,822
Rockford Tower CLO Ltd.,
Series 2025-1A, Class A1,
4.96%, 3/31/2038(a)(b) 250,000 250,112
RR 17 Ltd., Series 2021-
17A, Class A1AR, 4.82%,
7/15/2034(a)(b) 625,000 624,796
SoFi Consumer Loan Program
Series 2026-3, Class B,
4.85%, 6/25/2035(a) 210,000 209,515
Series 2026-3, Class C,
5.09%, 6/25/2035(a) 270,000 268,800
Sonic Capital LLC
Series 2020-1A, Class A2I,
3.85%, 1/20/2050(a) 723,501 719,647
Series 2021-1A, Class A2I,
2.19%, 8/20/2051(a) 475,833 444,054
Series 2021-1A, Class A2II,
2.64%, 8/20/2051(a) 808,917 691,496
Subway Funding LLC
Series 2024-3A, Class A23,
5.91%, 7/30/2054(a) 91,373 87,338
Series 2024-1A, Class A2II,
6.27%, 7/30/2054(a) 2,058,338 2,066,516
Series 2024-1A, Class A23,
6.51%, 7/30/2054(a) 93,338 93,150
Switch ABS Issuer LLC,
Series 2025-2A, Class A21,
5.12%, 10/25/2055(a) 130,000 127,244
Symphony CLO XXIII Ltd.,
Series 2020-23A, Class
AR2, 4.65%, 1/15/2034(a)
(b) 76,944 76,974
Symphony CLO XXIV Ltd.,
Series 2020-24A, Class
A1R, 4.88%, 10/23/2035(a)
(b) 766,000 766,810
Taco Bell Funding LLC
Series 2025-1A, Class A2I,
4.82%, 8/25/2055(a) 160,000 156,744
Series 2025-1A, Class A2II,
5.05%, 8/25/2055(a) 90,000 87,744
Vantage Data Centers Issuer
LLC, Series 2025-2A, Class
A2, 5.24%, 11/15/2055(a) 200,000 192,729
Zayo Issuer LLC
Series 2025-2A, Class A2,
5.95%, 6/20/2055(a) 694,311 698,801
Series 2025-3A, Class A2,
5.57%, 10/20/2055(a) 853,000 836,551
39,729,069
Student Loan 0 .0%
†
Navient Refinance Loan Trust,
Series 2025-A, Class A,
5.15%, 2/16/2055(a) 67,626 67,460
Total Asset-Backed Securities
(cost $49,194,084)
49,057,455
Collateralized Mortgage Obligations 9 .1%
Principal
Amount ($) Value ($)
Angel Oak Mortgage Trust
Series 2024-3, Class A2,
4.80%, 11/26/2068(a)(c) 93,816 93,171
Series 2024-2, Class A1,
5.99%, 1/25/2069(a)(c) 607,321 607,656
Series 2025-2, Class A1,
5.64%, 2/25/2070(a)(c) 396,333 396,409
Aspire Mortgage Trust, Series
2026-2, Class A1, 5.33%,
4/26/2066(a)(b) 163,307 162,183
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(c) 48,895 48,848
COLT Mortgage Loan Trust
Series 2023-3, Class A2,
7.43%, 9/25/2068(a)(c) 45,319 45,269
Series 2025-8, Class A1,
5.48%, 8/25/2070(a)(c) 494,842 495,106
Connecticut Avenue Securities
Trust, Series 2025-
R04, Class 1A1, 4.62%,
5/25/2045(a)(b) 49,133 49,178
Cross Mortgage Trust
Series 2024-H2, Class A1,
6.09%, 4/25/2069(a)(c) 48,666 48,752
Series 2024-H2, Class A3,
6.52%, 4/25/2069(a)(c) 48,666 48,787
Series 2024-H8, Class A1,
5.55%, 12/25/2069(a)(b) 186,247 186,683
Series 2025-H2, Class A2,
5.46%, 3/25/2070(a)(c) 68,483 68,253
Series 2026-NQM5, Class
A1, 5.09%, 3/25/2071(a)(b) 2,053,255 2,032,046
Series 2026-NQM3, Class
A1, 5.12%, 3/25/2071(a)(b) 151,222 149,579
Series 2026-NQM7, Class
A1, 5.46%, 6/25/2071(a)(b) 894,862 892,050
Series 2026-NQM8, Class
A1, 5.58%, 7/25/2071(a)(b) 284,310 284,054
Series 2026-NQM9, Class
A1, 5.73%, 8/25/2071(a)(b) 540,000 540,600
EFMT
Series 2025-NQM2, Class
A1, 5.60%, 6/25/2070(a)(b) 159,705 159,739
Series 2025-NQM5, Class
A1, 5.03%, 11/25/2070(a)(b) 324,767 322,119
Series 2026-NQM3, Class
A1, 5.03%, 3/25/2071(a)(b) 261,322 258,727
Series 2026-NQM5, Class
A1, 5.56%, 6/25/2071(a)(b) 580,734 579,380
Series 2026-NQM7, Class
A1, 5.60%, 7/25/2071(a)(b) 572,113 570,834
FHLMC STACR REMIC Trust
Series 2023-DNA1, Class
M1A, 5.72%, 3/25/2043(a)
(b) 785,339 793,388
Series 2025-DNA4, Class
A1, 4.52%, 10/25/2045(a)(b) 26,500 26,499
Series 2026-DNA2, Class
M1, 4.82%, 3/25/2046(a)(b) 96,524 96,589

4 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GCAT Trust
Series 2025-NQM2, Class
A1, 5.60%, 4/25/2070(a)(c) 1,589,425 1,587,218
Series 2025-NQM4, Class
A1A, 5.53%, 6/25/2070(a)
(c) 543,185 542,046
Series 2026-NQM1, Class
A1, 4.79%, 12/25/2070(a)(b) 281,002 277,051
GS Mortgage-Backed
Securities Trust
Series 2025-NQM5, Class
A1, 5.01%, 7/25/2065(a)(c) 1,362,595 1,347,445
Series 2025-NQM4, Class
A1, 5.01%, 10/25/2065(a)(c) 361,903 358,326
Series 2025-NQM3, Class
A1, 5.14%, 11/25/2065(a)(c) 353,191 351,064
Series 2026-NQM3, Class
A1, 5.22%, 5/25/2066(a)(b) 349,539 345,913
Series 2026-NQM4, Class
A1, 5.46%, 6/25/2066(a)(b) 668,674 665,515
Series 2026-DSC2, Class
A1, 5.49%, 9/25/2066(a)(c) 457,553 455,396
Series 2026-NQM5, Class
A1, 5.79%, 11/25/2066(a)(b) 965,000 966,375
J.P. Morgan Mortgage Trust
Series 2026-5, Class A4,
5.50%, 12/25/2056(a)(b) 491,460 488,952
Series 2025-NQM3, Class
A1, 5.50%, 11/25/2065(a)(b) 652,799 651,515
Series 2025-NQM4, Class
A1, 4.95%, 3/25/2066(a)(b) 55,973 55,265
Morgan Stanley Residential
Mortgage Loan Trust
Series 2025-NQM1, Class
A1, 5.74%, 11/25/2069(a)(b) 1,143,164 1,144,441
Series 2025-NQM8, Class
A1, 4.96%, 9/25/2070(a)(b) 115,082 113,719
Series 2026-NQM4, Class
A1, 5.07%, 3/25/2071(a)(b) 95,226 94,134
Series 2026-NQM3, Class
A1, 5.21%, 3/25/2071(a)(b) 94,677 94,010
New Residential Mortgage
Loan Trust
Series 2026-NQM5, Class
A1, 5.18%, 4/25/2066(a)(b) 1,772,498 1,755,999
Series 2026-NQM6, Class
A1, 5.29%, 5/25/2066(a)(b) 151,803 150,684
Series 2026-NQM8, Class
A1, 5.56%, 8/25/2066(a)(b) 280,000 279,710
NEW Residential Mortgage
Loan Trust, Series 2025-
NQM2, Class A1, 5.57%,
4/25/2065(a)(c) 798,894 796,381
RATE Mortgage Trust, Series
2025-J2, Class A5, 5.50%,
7/25/2055(a)(b) 88,039 87,627
Sequoia Mortgage Trust
Series 2025-8, Class A4,
5.50%, 9/25/2055(a)(b) 238,339 237,628
Series 2025-10, Class A1,
5.50%, 11/25/2055(a)(b) 426,154 418,364
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Verus Securitization Trust,
Series 2026-4, Class A1,
5.00%, 4/25/2071(a)(b) 1,581,917 1,569,598
Total Collateralized Mortgage Obligations
(cost $23,892,623)
23,790,275
Commercial Mortgage-Backed Securities 6 .5%
ALA Trust, Series 2025-
OANA, Class B, 5.52%,
6/15/2040(a)(b) 844,000 847,165
BSTN Commercial Mortgage
Trust, Series 2025-
1C, Class A, 5.37%,
6/15/2044(a)(b) 1,000,000 1,001,791
BX Commercial Mortgage
Trust
Series 2026-CSMO, Class
A, 5.08%, 2/15/2043(a)(b) 2,350,000 2,356,609
Series 2024-VLT5, Class A,
5.41%, 11/13/2046(a)(b) 115,000 111,141
BX Trust
Series 2026-OPTM, Class
A, 4.88%, 3/15/2039(a)(b) 150,000 149,534
Series 2026-CLS, Class A,
5.08%, 5/15/2043(a)(b) 105,000 105,197
Series 2025-VLT7, Class A,
5.38%, 7/15/2044(a)(b) 700,000 698,031
Series 2025-VOLT, Class C,
6.03%, 12/15/2044(a)(b) 350,000 349,125
Series 2025-VOLT, Class D,
6.43%, 12/15/2044(a)(b) 135,000 134,662
GGP, Series 2026-TY, Class
A, 4.67%, 3/5/2043(a)(b) 175,000 171,152
Hudson Yards Mortgage Trust
Series 2026-10HY, Class A,
5.09%, 12/10/2039(a)(b) 1,225,000 1,215,670
Series 2026-10HY, Class B,
5.33%, 12/10/2039(a)(b) 680,000 673,319
IP Mortgage Trust
Series 2025-IP, Class A,
5.25%, 6/10/2042(a)(b) 843,000 842,155
Series 2025-IP, Class B,
5.54%, 6/10/2042(a)(b) 100,000 99,898
MILE Trust
Series 2025-STNE, Class A,
5.18%, 7/15/2042(a)(b) 730,000 733,415
Series 2025-STNE, Class B,
5.38%, 7/15/2042(a)(b) 100,000 100,646
Series 2025-STNE, Class
C, 5.78%, 7/15/2042(a)(b) 100,000 100,284
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2025-5C1, Class A2,
4.91%, 3/15/2058 57,084 56,775
Series 2025-5C2, Class B,
5.69%, 11/15/2058(b) 130,000 129,123
SCG Commercial Mortgage
Trust, Series 2025-
FLWR, Class A, 4.93%,
8/15/2042(a)(b) 500,000 500,000

Nationwide Invesco Core Plus Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 5
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
SCG Mortgage Trust
Series 2026-PALM, Class A,
4.90%, 7/15/2043(a)(b) 870,000 870,815
Series 2026-PALM, Class B,
5.13%, 7/15/2043(a)(b) 100,000 100,094
Series 2026-PALM, Class
C, 5.33%, 7/15/2043(a)(b) 100,000 100,125
SHRN Trust
Series 2025-MF18, Class A,
4.88%, 10/15/2040(a)(b) 2,490,000 2,489,999
Series 2025-MF18, Class B,
5.13%, 10/15/2040(a)(b) 100,000 100,031
Series 2025-MF18, Class C,
5.38%, 10/15/2040(a)(b) 300,000 300,469
VDCM Commercial Mortgage
Trust
Series 2025-AZ, Class A,
5.06%, 7/13/2044(a)(b) 995,000 976,378
Series 2025-AZ, Class B,
5.30%, 7/13/2044(a)(b) 105,000 102,509
Series 2025-AZ, Class C,
5.84%, 7/13/2044(a)(b) 200,000 196,308
Series 2025-AZ, Class D,
6.23%, 7/13/2044(a)(b) 200,000 197,001
Wells Fargo Commercial
Mortgage Trust, Series
2026-C66, Class A5, 5.65%,
4/15/2059 70,000 71,351
WEST Trust, Series 2025-
ROSE, Class A, 5.28%,
4/10/2035(a)(b) 1,050,000 1,042,598
Total Commercial Mortgage-Backed
Securities
(cost $17,041,259) 16,923,370
Convertible Bonds 0 .2%
Electric Utilities 0 .1%
PPL Capital Funding, Inc.,
3.00%, 12/1/2030(a) 138,000 138,159
Multi-Utilities 0 .1%
CenterPoint Energy, Inc.,
3.00%, 8/1/2028(a) 210,000 218,820
Office REITs 0 .0%
†
Boston Properties LP, 2.00%,
10/1/2030(a) 140,000 136,850
Retail REITs 0 .0%
†
Kite Realty Group LP, 3.25%,
4/15/2032(a) 135,000 134,190
Semiconductors & Semiconductor Equipment 0 .0%
†
ON Semiconductor Corp.,
0.00%, 5/1/2031(a) 37,000 34,410
Total Convertible Bonds
(cost $661,637)
662,429
Convertible Preferred Stocks 0 .2%
Principal
Amount ($) Value ($)
Electric Utilities 0 .0%
†
Southern Co. (The),
7.13%,12/15/2028 1,000 49,650
Interactive Media & Services 0 .1%
Alphabet, Inc.,
6.25%,5/15/2029 5,070 254,311
Software 0 .1%
Oracle Corp.,
6.50%,1/15/2029(d) 3,436 143,900
Total Convertible Preferred
Stocks
(cost $487,390) 447,861
Corporate Bonds 31 .2%
Aerospace & Defense 0 .2%
Honeywell Aerospace, Inc. ,
3.90%, 3/16/2028(a) 85,000 84,032
4.00%, 3/16/2029(a) 33,000 32,393
4.30%, 3/16/2031(a) 17,000 16,540
4.60%, 3/16/2033(a) 7,000 6,767
4.95%, 3/16/2036(a) 12,000 11,568
Howmet Aerospace, Inc. ,
3.75%, 3/3/2028 17,000 16,778
3.90%, 4/15/2029 2,000 1,957
4.55%, 11/15/2032 4,000 3,878
Leidos, Inc. ,
4.10%, 3/15/2029 19,000 18,620
Lockheed Martin Corp. ,
4.40%, 8/15/2030 2,000 1,979
TransDigm, Inc. ,
6.38%, 3/1/2029(a) 135,000 136,624
6.38%, 5/31/2033(a) 115,000 114,971
446,107
Automobile Components 0 .2%
American Axle &
Manufacturing, Inc. ,
6.38%, 10/15/2032(a) 94,000 93,498
7.75%, 10/15/2033(a) 22,000 21,664
Clarios Global LP ,
6.75%, 2/15/2030(a) 70,000 71,778
ZF North America Capital,
Inc. ,
7.50%, 3/24/2031(a)(d) 372,000 374,594
561,534
Automobiles 0 .3%
BMW US Capital LLC ,
4.40%, 3/19/2029(a)(d) 75,000 74,184
4.50%, 8/11/2030(a) 2,000 1,959
4.65%, 3/19/2031(a) 50,000 48,897
5.00%, 3/19/2033(a) 11,000 10,717
Hyundai Capital America ,
4.60%, 4/6/2028(a) 60,000 59,778
4.75%, 4/6/2029(a) 42,000 41,712
5.00%, 6/18/2031(a) 80,000 79,101
5.25%, 6/21/2033(a) 54,000 53,106

6 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Mercedes-Benz Finance North
America LLC ,
4.13%, 3/10/2028(a) 415,000 411,291
780,745
Banks 9 .7%
Banco Bilbao Vizcaya
Argentaria SA ,
4.97%, 5/8/2031 400,000 395,789
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.99%),
7.13%, 5/8/2033(e)(f) 200,000 199,933
Banco Santander SA ,
4.60%, 4/15/2029(d) 200,000 198,367
4.55%, 11/6/2030(d) 400,000 390,878
4.87%, 4/15/2031 400,000 393,890
Bank of America Corp. ,
Series RR, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.76%), 4.38%,
1/27/2027(e)(f) 7,000 6,957
(SOFR + 0.83%), 4.98%,
1/24/2029(f) 8,000 8,030
(SOFR + 0.87%), 4.48%,
4/23/2030(f) 16,000 15,825
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.63%, 5/1/2030(e)(f) 6,000 6,125
(SOFR + 0.87%), 4.46%,
2/6/2032(f) 16,000 15,567
Series N, (SOFR + 0.87%),
4.56%, 2/6/2032(f) 20,000 19,933
(SOFR + 1.04%), 4.70%,
4/23/2032(f) 4,000 3,925
(SOFR + 1.57%), 5.49%,
4/23/2037(f) 21,000 20,459
Bank of Montreal ,
Series J, (SOFR + 0.89%),
4.34%, 3/19/2030(f) 31,000 30,642
Bank of Nova Scotia (The) ,
(SOFR + 0.66%), 4.58%,
6/5/2029(d)(f) 248,000 246,899
(SOFR + 0.97%), 4.90%,
6/5/2032(f) 91,000 89,814
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.39%),
8.63%, 10/27/2082(f) 415,000 429,683
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.73%),
6.88%, 10/27/2085(f) 213,000 211,493
Banque Federative du Credit
Mutuel SA ,
(SOFR + 1.20%), 5.15%,
7/9/2032(a)(f) 437,000 431,289
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc ,
(SOFR + 0.93%), 4.22%,
5/24/2030(f) 415,000 405,750
(SOFR + 0.93%), 4.59%,
5/24/2030(f) 415,000 415,000
(SOFR + 0.91%), 4.91%,
6/26/2030(f) 346,000 344,159
(SOFR + 1.14%), 5.10%,
6/26/2032(f) 397,000 391,948
BBVA Mexico SA Institucion
De Banca Multiple Grupo
Financiero BBVA Mexico ,
5.40%, 6/3/2031(a) 1,020,000 1,012,656
Canadian Imperial Bank of
Commerce ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.50%),
6.75%, 1/28/2087(f) 770,000 759,206
Citigroup, Inc. ,
Series Z, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.21%),
7.38%, 5/15/2028(e)(f) 473,000 484,000
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.00%),
6.63%, 2/15/2031(e)(f) 289,000 290,312
Series JJ, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.75%), 6.50%,
5/15/2031(d)(e)(f) 620,000 618,906
(SOFR + 1.17%), 4.50%,
9/11/2031(f) 3,000 2,931
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(f) 4,000 4,080
(SOFR + 1.91%), 5.72%,
7/23/2032(f) 2,000 2,033
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.45%),
5.30%, 1/29/2036(f) 3,000 2,937
Cooperatieve Rabobank UA ,
3.96%, 10/17/2028(d) 519,000 513,349
Credit Agricole SA ,
(SOFR + 1.13%), 5.19%,
8/1/2032(a)(f) 369,000 366,376
(SOFR + 1.36%), 4.82%,
9/25/2033(a)(f) 330,000 319,125
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
4.66%, 3/27/2029(a)(f) 415,000 414,701
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.98%),
5.00%, 3/27/2032(a)(d)(f) 212,000 209,895

Nationwide Invesco Core Plus Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Federation des Caisses
Desjardins du Quebec ,
5.02%, 5/27/2031(a) 433,000 431,440
Fifth Third Bancorp ,
(SOFR + 0.95%), 4.57%,
4/29/2032(f) 7,000 6,802
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.99%),
7.05%, 6/5/2030(e)(f) 657,000 670,113
Series 1, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.51%),
6.75%, 11/18/2032(e)(f) 214,000 212,415
Huntington Bancshares, Inc. ,
(SOFR + 0.99%), 4.62%,
1/28/2032(f) 19,000 18,486
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.80%),
5.00%, 6/29/2030(a)(f) 202,000 201,098
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
5.20%, 6/29/2032(a)(f) 281,000 277,851
JPMorgan Chase & Co. ,
(SOFR + 0.82%), 4.41%,
4/23/2030(f) 69,000 68,068
Series 1, (SOFR + 0.85%),
4.50%, 7/23/2030(d)(f) 412,000 412,474
(SOFR + 0.85%), 4.86%,
7/23/2030(f) 303,000 302,351
(SOFR + 1.44%), 5.10%,
4/22/2031(f) 10,000 10,028
Series PP, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
2.08%), 6.10%, 7/1/2031(e)
(f) 143,000 142,408
(SOFR + 0.93%), 4.26%,
10/22/2031(f) 3,000 2,906
(SOFR + 0.84%), 4.35%,
1/22/2032(f) 5,000 4,847
(SOFR + 0.99%), 4.62%,
4/23/2032(f) 37,000 36,196
(SOFR + 1.02%), 5.04%,
7/23/2032(f) 133,000 132,419
(SOFR + 1.26%), 5.15%,
4/23/2037(f) 8,000 7,757
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.25%),
5.80%, 7/23/2041(f) 204,000 201,939
M&T Bank Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.38%),
5.30%, 4/18/2036(f) 62,000 60,898
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.78%),
4.59%, 4/18/2030(f) 415,000 411,551
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
4.98%, 7/24/2030(f) 201,000 201,173
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.80%),
4.53%, 9/12/2031(d)(f) 212,000 207,239
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.82%),
5.19%, 7/23/2032(f) 207,000 206,661
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.07%),
6.35%, 1/15/2036(e)(f) 200,000 197,390
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.93%),
5.19%, 9/12/2036(f) 215,000 209,191
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.02%),
5.33%, 4/21/2037(f) 215,000 209,953
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.98%),
5.87%, 4/21/2047(f) 215,000 208,941
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.93%),
6.05%, 7/24/2047(f) 211,000 209,326
Mizuho Bank Ltd. ,
5.19%, 4/16/2036(a) 215,000 210,123
5.77%, 4/16/2046(a) 215,000 206,755
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.68%),
4.78%, 7/13/2030(f) 677,000 672,976
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(f) 657,000 647,725
(SOFR + 1.25%), 4.90%,
7/8/2031(f) 657,000 664,989
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
4.97%, 7/13/2032(f) 403,000 398,209
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.97%),
5.82%, 7/13/2047(f) 576,000 551,379

8 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Morgan Stanley Bank NA ,
(United States SOFR
Compounded Index +
0.98%), 4.66%, 5/10/2030(f) 649,000 652,368
Morgan Stanley Private Bank
NA ,
(SOFR + 0.76%), 4.21%,
2/8/2030(f) 519,000 510,252
(SOFR + 0.77%), 4.46%,
2/8/2030(f) 737,000 734,651
(SOFR + 1.08%), 4.73%,
7/18/2031(f) 519,000 512,298
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.72%),
6.75%, 11/10/2033(a)(e)(f) 236,000 235,277
Pinnacle Financial Partners,
Inc. ,
(SOFR + 1.70%), 5.60%,
5/19/2032(f) 22,000 21,811
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 0.61%), 4.08%,
1/26/2029(f) 11,000 10,895
(SOFR + 0.62%), 4.26%,
1/26/2029(f) 19,000 18,984
(United States SOFR
Compounded Index
+ 0.68%), 4.32%,
10/26/2029(f) 213,000 212,757
(SOFR + 0.68%), 4.62%,
10/26/2029(f) 170,000 169,454
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
5.42%, 1/25/2041(f) 1,000 959
Royal Bank of Canada ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.46%),
6.50%, 11/24/2085(f) 11,000 10,681
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.45%),
6.50%, 5/24/2086(f) 349,000 342,216
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(f) 4,000 4,093
(SOFR + 1.10%), 5.04%,
6/5/2030(f) 78,000 77,613
(SOFR + 1.28%), 5.22%,
6/5/2032(f) 62,000 61,180
(SOFR + 1.60%), 5.70%,
6/5/2037(f) 38,000 37,040
Societe Generale SA ,
(SOFR + 0.86%), 4.86%,
7/7/2029(a)(f) 334,000 332,683
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Sumitomo Mitsui Financial
Group, Inc. ,
(SOFR + 1.05%), 4.93%,
7/7/2032(f) 200,000 197,591
(SOFR + 1.22%), 5.14%,
7/7/2034(f) 214,000 210,289
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.30%),
5.33%, 3/3/2041(f) 5,000 4,772
(SOFR + 1.53%), 5.75%,
7/7/2047(f) 205,000 196,281
Sumitomo Mitsui Trust Bank
Ltd. ,
4.35%, 9/11/2030(a) 415,000 406,922
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(f) 369,000 369,374
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(f) 4,000 4,189
Series I., (SOFR + 0.97%),
4.60%, 1/27/2032(f) 7,000 6,834
US Bancorp ,
(SOFR + 0.87%), 4.48%,
1/26/2032(f) 8,000 7,798
(SOFR + 2.26%), 5.84%,
6/12/2034(f) 3,000 3,074
Wells Fargo & Co. ,
(SOFR + 0.72%), 4.58%,
5/20/2029(f) 211,000 210,274
(SOFR + 0.74%), 4.18%,
1/23/2030(f) 8,000 7,871
(SOFR + 1.50%), 5.15%,
4/23/2031(f) 3,000 3,012
Series GG, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.34%), 6.13%,
6/15/2031(e)(f) 74,000 73,950
(SOFR + 0.97%), 4.84%,
5/20/2032(f) 47,000 46,360
(SOFR + 2.02%), 5.39%,
4/24/2034(f) 3,000 3,001
(SOFR + 1.10%), 4.96%,
1/23/2037(f) 2,000 1,908
(SOFR + 1.23%), 5.43%,
1/23/2047(f) 2,000 1,842
Westpac Banking Corp. ,
4.15%, 5/11/2028 519,000 516,475
Zions Bancorp NA ,
(SOFR + 1.16%), 4.70%,
8/18/2028(d)(f) 537,000 535,135
(SOFR + 1.08%), 5.24%,
10/1/2029(f) 386,000 386,153
25,425,256
Beverages 0 .0%
†
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 2,000 1,903

Nationwide Invesco Core Plus Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Maple Parent Holdings Corp. ,
4.75%, 3/26/2029(a) 23,000 22,908
24,811
Broadline Retail 0 .6%
Amazon.com, Inc. ,
4.60%, 7/9/2029 688,000 685,646
4.25%, 3/13/2031 81,000 78,572
4.80%, 7/9/2031 623,000 617,090
4.88%, 3/13/2036 25,000 23,926
5.30%, 7/9/2036 193,000 189,631
5.65%, 3/13/2046 17,000 15,901
Match Group Holdings II LLC ,
6.13%, 9/15/2033(a) 103,000 100,285
1,711,051
Building Products 0 .0%
†
Carrier Global Corp. ,
6.20%, 3/15/2054 1,000 1,017
CRH America Finance, Inc. ,
4.40%, 2/9/2031 2,000 1,952
JH North America Holdings,
Inc. ,
5.88%, 1/31/2031(a) 2,000 1,996
6.13%, 7/31/2032(a) 4,000 4,003
8,968
Capital Markets 2 .6%
Ameriprise Financial, Inc. ,
5.35%, 6/15/2036 16,000 15,661
Bank of New York Mellon
Corp. (The) ,
(SOFR + 0.90%), 4.54%,
4/23/2032(f) 13,000 12,739
(SOFR + 1.18%), 5.09%,
4/23/2037(f) 14,000 13,586
Blue Owl Capital Corp. ,
6.30%, 8/15/2031 14,000 13,821
Charles Schwab Corp. (The) ,
(SOFR + 0.78%), 4.74%,
5/21/2030(f) 53,000 52,877
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.25%),
6.10%, 6/1/2031(e)(f) 66,000 65,103
(SOFR + 1.23%), 4.91%,
11/14/2036(f) 1,000 955
(SOFR + 1.28%), 5.49%,
5/21/2037(f) 12,000 11,923
Citadel Securities Global
Holdings LLC ,
5.75%, 3/27/2036(a) 269,000 261,948
Deutsche Bank AG ,
(SOFR + 1.41%), 5.06%,
4/14/2032(f) 158,000 156,126
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.71%), 4.15%,
1/21/2029(f) 31,000 30,706
(SOFR + 0.99%), 4.59%,
4/20/2030(f) 32,000 31,656
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.27%), 5.73%,
4/25/2030(f) 6,000 6,108
Series AA, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.18%), 6.50%,
8/10/2031(e)(f) 464,000 460,513
(SOFR + 1.06%), 4.37%,
10/21/2031(f) 6,000 5,808
(SOFR + 1.03%), 4.97%,
6/3/2032(f) 55,000 54,255
(SOFR + 1.17%), 5.24%,
7/21/2032(f) 101,000 100,801
(SOFR + 1.34%), 5.09%,
4/20/2034(f) 20,000 19,578
(SOFR + 1.33%), 4.94%,
10/21/2036(f) 2,000 1,891
(SOFR + 1.31%), 5.43%,
6/3/2037(f) 65,000 63,500
(SOFR + 1.45%), 5.66%,
7/21/2037(f) 206,000 205,062
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.18%),
5.39%, 2/2/2041(f) 9,000 8,525
(SOFR + 1.82%), 6.22%,
7/21/2057(f) 200,000 198,086
Hercules Capital, Inc. ,
6.30%, 7/24/2031 34,000 33,563
ING Bank NV ,
4.56%, 7/7/2029(a) 372,000 370,439
Intercontinental Exchange,
Inc. ,
3.95%, 12/1/2028 3,000 2,954
4.20%, 3/15/2031 7,000 6,777
Jane Street Group ,
6.75%, 5/1/2033(a) 795,000 810,200
LPL Holdings, Inc. ,
5.15%, 6/15/2030 6,000 5,975
Macquarie Bank Ltd. ,
(SOFR + 0.48%), 4.15%,
2/3/2028(a)(f) 23,000 23,027
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.35%),
5.82%, 6/10/2037(a)(f) 343,000 335,519
Morgan Stanley ,
Series I, (United States
SOFR Compounded
Index + 0.85%), 4.51%,
7/12/2029(d)(f) 293,000 293,324
(United States SOFR
Compounded Index +
0.85%), 4.87%, 7/12/2029(f) 194,000 193,964
(SOFR + 0.80%), 4.24%,
1/9/2030(f) 38,000 37,368
Series I, (SOFR + 1.07%),
4.36%, 10/22/2031(f) 6,000 5,813

10 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 0.95%), 4.49%,
1/16/2032(f) 12,000 11,649
(SOFR + 1.20%), 4.71%,
3/12/2032(f) 32,000 31,274
(United States SOFR
Compounded Index +
1.18%), 4.81%, 4/16/2032(f) 22,000 21,578
(United States SOFR
Compounded Index +
1.16%), 5.17%, 7/14/2032(f) 101,000 100,619
(SOFR + 1.36%), 2.48%,
9/16/2036(f) 2,000 1,717
(United States SOFR
Compounded Index +
1.41%), 5.30%, 4/10/2037(f) 17,000 16,498
(United States SOFR
Compounded Index
+ 1.43%), 5.61%,
7/17/2037(d)(f) 202,000 200,785
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
5.31%, 1/18/2041(f) 2,000 1,895
(SOFR + 1.78%), 5.90%,
3/13/2047(f) 22,000 21,284
MSCI, Inc. ,
5.25%, 9/1/2035 1,000 960
Nasdaq, Inc. ,
5.35%, 6/28/2028 2,000 2,024
5.95%, 8/15/2053 1,000 964
Nomura Holdings, Inc. ,
5.49%, 6/29/2035 458,000 455,897
Northern Trust Corp. ,
4.15%, 11/19/2030 2,000 1,951
Trinity Capital, Inc. ,
7.00%, 5/21/2031 31,000 31,128
UBS AG ,
(SOFR + 0.50%), 4.17%,
5/17/2027(f) 519,000 518,593
(SOFR + 0.81%), 4.30%,
3/16/2029(f) 519,000 516,156
UBS Group AG ,
(SOFR + 1.06%), 4.40%,
9/23/2031(a)(f) 212,000 205,619
(ICE IBA - USD SOFR ICE
Swap Rate 5 Year + 3.09%),
6.88%, 6/5/2032(a)(e)(f) 424,000 420,769
(SOFR + 1.34%), 5.01%,
3/23/2037(a)(f) 215,000 204,719
Voya Global Funding ,
4.60%, 11/24/2030(a) 11,000 10,762
6,686,992
Chemicals 0 .5%
ICL Group Ltd. ,
Reg. S, 6.04%,
6/16/2036(a) 399,000 393,298
Mosaic Co. (The) ,
4.35%, 1/15/2029 6,000 5,928
4.60%, 11/15/2030 4,000 3,927
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Nutrien Ltd. ,
4.85%, 5/29/2031 105,000 104,172
5.35%, 5/29/2036 21,000 20,551
OCP SA ,
6.10%, 4/30/2030(a) 640,000 646,296
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
6.74%, 4/22/2031(a)(e)(f) 200,000 196,373
Sherwin-Williams Co. (The) ,
4.50%, 8/15/2030 3,000 2,952
1,373,497
Commercial Services & Supplies 0 .2%
Brink's Co. (The) ,
4.63%, 10/15/2027(a)(d) 160,000 158,971
Element Fleet Management
Corp. ,
4.80%, 5/29/2029(a) 71,000 70,564
GFL Environmental Holdings
US, Inc. ,
5.63%, 7/1/2031(a) 145,000 140,876
Veralto Corp. ,
4.85%, 1/15/2032 52,000 51,388
Waste Connections, Inc. ,
4.80%, 7/15/2036 11,000 10,510
432,309
Consumer Finance 0 .8%
Aircastle Ltd. ,
5.00%, 9/15/2030(a) 311,000 307,301
American Express Co. ,
(SOFR + 1.26%), 4.73%,
4/25/2029(f) 8,000 8,005
(SOFR + 0.81%), 4.35%,
7/20/2029(f) 2,000 1,988
(SOFR + 0.81%), 4.45%,
7/20/2029(f) 7,000 7,032
(SOFR + 1.22%), 4.92%,
7/20/2033(f) 1,000 986
(SOFR + 1.24%), 4.80%,
10/24/2036(f) 1,000 948
American Honda Finance
Corp. ,
Series A, 4.55%, 4/10/2028 26,000 25,939
Series A, 4.90%, 4/10/2031 19,000 18,731
Avilease Capital Ltd. ,
5.50%, 6/30/2031(a) 50,000 49,714
Avolon Holdings Funding Ltd. ,
4.20%, 4/15/2029(a) 18,000 17,598
4.70%, 1/30/2031(a) 12,000 11,686
4.95%, 10/15/2032(a) 3,000 2,895
Capital One Financial Corp. ,
(SOFR + 1.25%), 4.49%,
9/11/2031(f) 2,000 1,949
Caterpillar Financial Services
Corp. ,
3.75%, 2/23/2029 82,000 80,351
(SOFR + 0.49%), 4.15%,
2/23/2029(f) 41,000 40,970
Series L, 4.50%, 5/15/2031 71,000 69,999

Nationwide Invesco Core Plus Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
FirstCash, Inc. ,
6.88%, 3/1/2032(a) 365,000 370,245
Ford Motor Credit Co. LLC ,
5.42%, 4/9/2031 415,000 408,432
Gabx Leasing LLC ,
4.63%, 4/15/2031(a) 33,000 32,204
John Deere Capital Corp. ,
Series I, 3.90%, 3/9/2029 21,000 20,649
4.38%, 10/15/2030 3,000 2,956
Series I, 4.20%, 3/10/2031 23,000 22,415
Mitsubishi HC Finance
America LLC ,
5.20%, 7/21/2031(a) 358,000 355,768
Synchrony Financial ,
(SOFR + 1.40%), 5.02%,
7/29/2029(f) 2,000 1,994
Toyota Motor Credit Corp. ,
Series B, 4.05%, 3/13/2029 42,000 41,425
Series B, 4.55%, 5/14/2031 121,000 119,049
Series B, 4.60%, 3/11/2033 11,000 10,637
2,031,866
Consumer Staples Distribution & Retail 0 .0%
†
Alimentation Couche-Tard,
Inc. ,
5.08%, 9/29/2035(a) 2,000 1,931
Containers & Packaging 0 .0%
†
Amcor Flexibles North
America, Inc. ,
5.10%, 3/17/2030 4,000 4,015
Distributors 0 .0%
†
Genuine Parts Co. ,
4.95%, 8/15/2029 11,000 10,927
Diversified REITs 0 .0%
†
VICI Properties LP ,
4.75%, 4/1/2028 2,000 1,995
Diversified Telecommunication Services 1 .4%
APLD ComputeCo 3 LLC ,
7.00%, 6/15/2031(a)(d) 90,000 87,775
APLD ComputeCo LLC ,
9.25%, 12/15/2030(a)(d) 180,000 191,296
AT&T, Inc. ,
6.05%, 8/15/2056 1,000 905
6.20%, 10/30/2056 14,000 12,958
6.30%, 10/30/2066 10,000 9,208
Beacon Point DC LLC ,
6.13%, 11/30/2042(a) 92,000 88,277
Bell Canada ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.39%),
6.88%, 9/15/2055(f) 183,000 184,524
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.36%),
7.00%, 9/15/2055(f) 128,000 129,019
CCO Holdings LLC ,
4.50%, 5/1/2032(d) 149,000 128,496
4.50%, 5/1/2032(a) 143,000 123,321
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Cipher Compute LLC ,
7.13%, 11/15/2030(a)(d) 172,000 175,442
Edged Compute LLC ,
7.50%, 4/30/2031(a) 212,000 200,954
HUT 8 DC LLC ,
6.19%, 11/15/2042(a) 3,000 2,917
Meridian Arc Holdco LLC ,
6.25%, 4/30/2031(a) 314,000 301,701
PR RNO Property Owner 1
LLC ,
6.50%, 5/1/2031(a) 233,000 219,397
QTS Fayetteville I Dc1-2 LLC ,
5.70%, 4/15/2036(a) 85,000 77,726
RD Michigan Property Owner
I LLC ,
7.50%, 3/30/2045(a) 275,000 266,524
Space Exploration
Technologies Corp. ,
5.35%, 7/15/2031(a) 430,000 418,532
5.65%, 7/15/2033(a) 83,000 79,516
5.88%, 7/15/2036(a) 58,000 54,177
6.60%, 7/15/2046(a) 105,000 93,645
6.65%, 7/15/2056(a) 254,000 224,778
TELUS Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.77%),
6.63%, 10/15/2055(f) 149,000 148,515
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.69%),
6.38%, 6/9/2056(f) 117,000 115,502
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.52%),
6.63%, 6/9/2056(f) 253,000 247,097
Verizon Communications, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.04%),
6.20%, 5/14/2056(f) 44,000 43,061
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.81%),
6.05%, 5/14/2058(f) 53,000 52,116
WULF Compute LLC ,
7.75%, 10/15/2030(a)(d) 87,000 90,390
3,767,769
Electric Utilities 1 .7%
Alabama Power Co. ,
Series C, 4.30%, 3/15/2031 2,000 1,950
American Electric Power Co.,
Inc. ,
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
2.13%), 5.80%, 3/15/2056(f) 16,000 15,714
Arizona Public Service Co. ,
5.90%, 8/15/2055 1,000 954

12 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Chpe LLC ,
4.88%, 6/30/2031(a) 94,000 92,632
5.10%, 6/30/2033(a) 13,000 12,778
5.35%, 6/30/2036(a) 37,000 36,044
5.88%, 6/29/2046(a) 38,000 36,628
Duke Energy Carolinas LLC ,
5.15%, 6/15/2036 28,000 27,353
5.75%, 6/15/2056 76,000 72,012
Duke Energy Florida LLC ,
4.20%, 12/1/2030 2,000 1,947
Edison International ,
5.00%, 5/5/2028 17,000 17,005
Electricite de France SA ,
5.25%, 4/22/2036(a) 273,000 263,023
6.13%, 4/22/2056(a) 183,000 172,526
6.25%, 4/22/2066(a) 105,000 98,201
Emera US Finance LLC ,
4.50%, 4/1/2029 37,000 36,591
5.20%, 4/1/2033 2,000 1,960
Series A, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.87%),
6.65%, 10/1/2056(d)(f) 129,000 129,580
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 6.85%,
10/1/2056(d)(f) 103,000 103,786
ENEL Finance International
NV ,
4.63%, 7/13/2029(a) 593,000 588,419
4.88%, 7/13/2031(a) 606,000 596,557
5.38%, 7/13/2036(a) 193,000 186,892
Entergy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.18%),
5.88%, 6/15/2056(f) 2,000 1,978
Evergy Metro, Inc. ,
5.13%, 8/15/2035 1,000 974
Evergy, Inc. ,
4.25%, 3/15/2029 4,000 3,943
Florida Power & Light Co. ,
5.13%, 6/1/2036 18,000 17,624
5.75%, 6/1/2056 16,000 15,265
5.90%, 6/1/2066 21,000 20,002
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 1,000 930
5.60%, 3/15/2056 4,000 3,684
ITC Holdings Corp. ,
4.88%, 4/15/2031(a) 29,000 28,651
5.50%, 4/15/2036(a) 1,000 988
Monongahela Power Co. ,
4.45%, 8/15/2029(a) 31,000 30,700
New England Power Co. ,
5.94%, 11/25/2052(a) 1,000 961
Niagara Mohawk Power Corp. ,
4.65%, 10/3/2030(a) 2,000 1,968
5.66%, 1/17/2054(a) 1,000 911
NRG Energy, Inc. ,
4.96%, 4/30/2031(a) 2,000 1,955
5.75%, 1/15/2034(a) 115,000 111,999
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NRG Energy, Inc.,
5.88%, 5/15/2034(a) 92,000 90,316
6.00%, 1/15/2036(a) 94,000 91,967
6.13%, 5/15/2036(a) 91,000 89,827
Pacific Gas and Electric Co. ,
6.10%, 1/15/2029 5,000 5,131
5.05%, 11/15/2031 58,000 57,392
5.25%, 2/1/2032 425,000 423,648
5.20%, 5/1/2036 1,000 951
5.60%, 8/15/2036 63,000 61,797
5.85%, 11/1/2036 299,000 298,523
6.00%, 5/1/2056 3,000 2,762
6.30%, 8/15/2056 61,000 58,470
PacifiCorp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.29%),
7.13%, 8/15/2056(f) 94,000 92,547
PG&E Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.88%),
7.38%, 3/15/2055(f) 337,000 342,196
Southern Co. (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.99%),
6.00%, 4/1/2058(f) 28,000 27,717
Southwestern Electric Power
Co. ,
5.20%, 4/1/2036 4,000 3,865
Union Electric Co. ,
5.25%, 4/15/2035 1,000 989
Vistra Operations Co. LLC ,
4.60%, 10/15/2030(a) 3,000 2,919
4.70%, 1/31/2031(a) 4,000 3,894
VoltaGrid LLC ,
7.38%, 11/1/2030(a) 143,000 143,711
Wisconsin Electric Power Co. ,
4.15%, 10/15/2030 4,000 3,884
4,537,591
Electrical Equipment 0 .7%
Eaton Corp. ,
3.85%, 3/6/2028 586,000 579,541
3.95%, 3/6/2029 415,000 407,603
4.80%, 3/6/2036 215,000 206,067
5.45%, 3/6/2056 215,000 199,594
EnerSys ,
4.38%, 12/15/2027(a) 125,000 123,498
GE Vernova, Inc. ,
4.25%, 2/4/2031 8,000 7,800
4.88%, 2/4/2036 1,000 961
Hubbell, Inc. ,
4.65%, 6/15/2031 79,000 77,891
4.90%, 6/15/2033 78,000 76,144
5.15%, 6/15/2036 15,000 14,579
Vertiv Group Corp. ,
4.13%, 11/15/2028(a) 9,000 8,895
Vertiv Holdings Co. ,
5.65%, 3/15/2046 3,000 2,769

Nationwide Invesco Core Plus Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment
Vertiv Holdings Co.,
5.95%, 3/15/2066 7,000 6,413
1,711,755
Electronic Equipment, Instruments & Components 0 .0%
†
Amphenol Corp. ,
4.13%, 11/15/2030 2,000 1,944
Tyco Electronics Group SA ,
4.50%, 2/9/2031 8,000 7,880
4.88%, 2/9/2036 4,000 3,831
13,655
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
4.05%, 3/11/2029 26,000 25,554
4.35%, 6/15/2031 37,000 35,936
Bristow Group, Inc. ,
6.75%, 2/1/2033(a) 164,000 164,188
225,678
Financial Services 0 .7%
Corebridge Financial, Inc. ,
4.40%, 4/5/2052 1,000 760
HA Sustainable Infrastructure
Capital, Inc. ,
5.95%, 7/15/2033(a) 96,000 94,884
Jackson Financial, Inc. ,
6.15%, 1/15/2037 55,000 53,765
Lseg US Fin Corp. ,
4.25%, 3/23/2029(a) 440,000 433,827
National Rural Utilities
Cooperative Finance Corp. ,
Series D, (United States
SOFR Compounded
Index + 0.43%), 4.10%,
8/9/2027(f) 203,000 203,124
Series D, 4.05%,
2/9/2029(d) 122,000 120,078
4.40%, 5/11/2029 79,000 78,299
5.00%, 8/15/2034 32,000 31,482
Nationwide Building Society ,
(SOFR + 1.10%), 5.05%,
7/14/2032(a)(f) 310,000 305,908
NTT Finance Corp. ,
5.50%, 7/16/2035(a) 238,000 235,774
Rocket Cos., Inc. ,
6.13%, 8/1/2030(a) 190,000 191,541
6.50%, 6/15/2034(a) 39,000 39,308
1,788,750
Food Products 0 .3%
Bimbo Bakeries USA, Inc. ,
5.38%, 1/9/2036(a) 207,000 202,397
Bunge Ltd. Finance Corp. ,
4.55%, 8/4/2030 2,000 1,972
Conagra Brands, Inc. ,
5.40%, 8/1/2031 62,000 61,947
JBS NV ,
6.38%, 4/15/2066 1,000 933
McCormick & Co., Inc. ,
4.15%, 2/15/2029 5,000 4,922
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Minerva Luxembourg SA ,
7.50%, 4/22/2036(a)(d) 650,000 618,930
891,101
Gas Utilities 0 .3%
South Jersey Industries, Inc. ,
7.38%, 6/9/2056 658,000 654,958
Southern California Gas Co. ,
5.90%, 6/1/2056 59,000 55,873
710,831
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
5.55%, 3/15/2056 1,000 932
5.80%, 3/15/2056 1,000 967
Canadian Pacific Railway Co. ,
4.00%, 3/15/2029 19,000 18,651
ERAC USA Finance LLC ,
4.50%, 10/30/2029(a) 65,000 64,271
4.70%, 4/30/2031(a) 60,000 59,235
5.25%, 4/30/2036(a) 11,000 10,761
Fedex Freight Holding Co.,
Inc. ,
4.30%, 3/15/2029(a) 2,000 1,965
4.65%, 3/15/2031(a) 5,000 4,868
Penske Truck Leasing Co. LP ,
4.55%, 1/15/2031(a) 5,000 4,902
Ryder System, Inc. ,
4.85%, 6/15/2030 2,000 1,993
5.00%, 9/15/2031 568,000 564,533
SMBC Aviation Capital
Finance DAC ,
4.95%, 7/23/2029(a) 200,000 199,565
Uber Technologies, Inc. ,
4.15%, 1/15/2031 4,000 3,858
936,501
Health Care Equipment & Supplies 0 .1%
Abbott Laboratories ,
3.70%, 3/9/2029 37,000 36,154
5.50%, 3/15/2056 14,000 13,047
5.60%, 3/15/2066 5,000 4,646
Augusta SpinCo Corp. ,
4.40%, 3/23/2029 52,000 51,454
4.66%, 3/23/2031 23,000 22,625
4.95%, 3/23/2033 5,000 4,907
GE HealthCare Technologies,
Inc. ,
4.80%, 1/15/2031 2,000 1,985
Medline Borrower LP ,
5.00%, 6/15/2031(a) 154,000 151,860
286,678
Health Care Providers & Services 0 .1%
Ascension Health ,
Series 2025, 4.29%,
11/15/2030 12,000 11,719
Series 2025, 4.92%,
11/15/2035 2,000 1,936
Cardinal Health, Inc. ,
4.50%, 9/15/2030 4,000 3,934

14 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Cencora, Inc. ,
3.95%, 2/13/2029 39,000 38,278
4.25%, 11/15/2030 7,000 6,802
Cigna Group (The) ,
4.50%, 9/15/2030 2,000 1,971
CommonSpirit Health ,
4.35%, 9/1/2030 3,000 2,914
4.83%, 9/1/2035 2,000 1,909
Series 2025, 4.98%,
9/1/2035 2,000 1,904
5.58%, 9/1/2045 1,000 932
5.66%, 9/1/2055 1,000 922
CVS Health Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
7.00%, 3/10/2055(f) 189,000 194,603
6.20%, 9/15/2055 1,000 974
HCA, Inc. ,
3.13%, 3/15/2027 4,000 3,966
4.30%, 11/15/2030 4,000 3,877
McKesson Corp. ,
4.65%, 5/30/2030 2,000 1,986
278,627
Health Care REITs 0 .0%
†
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 2,000 1,989
Hotels, Restaurants & Leisure 0 .6%
Airbnb, Inc. ,
4.40%, 3/16/2029 14,000 13,884
4.65%, 3/16/2031 11,000 10,844
Carnival Corp. Ltd. ,
5.88%, 6/15/2031(a) 45,000 45,036
5.75%, 8/1/2032(a) 77,000 76,290
Expedia Group, Inc. ,
5.50%, 4/15/2036 16,000 15,520
Flutter Treasury DAC ,
5.88%, 6/4/2031(a)(d) 679,000 668,901
Hilton Domestic Operating
Co., Inc. ,
5.88%, 4/1/2029(a) 18,000 18,136
5.75%, 9/15/2033(a) 313,000 310,151
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 4,000 4,036
5.30%, 5/15/2031 35,000 34,538
5.65%, 5/18/2033 13,000 12,840
Marriott Ownership Resorts,
Inc. ,
6.50%, 10/1/2033(a)(d) 46,000 45,238
McDonald's Corp. ,
4.40%, 2/12/2031 7,000 6,893
5.00%, 2/13/2036 2,000 1,957
NCL Corp. Ltd. ,
5.88%, 1/15/2031(a) 81,000 77,413
6.75%, 2/1/2032(a)(d) 47,000 46,068
6.25%, 9/15/2033(a)(d) 79,000 75,094
Viking Cruises Ltd. ,
5.88%, 10/15/2033(a) 75,000 74,264
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
VOC Escrow Ltd. ,
5.00%, 2/15/2028(a) 32,000 31,901
1,569,004
Independent Power and Renewable Electricity Producers
0 .2%
AES Corp. (The) ,
5.20%, 7/15/2029 49,000 49,030
5.75%, 7/15/2033 22,000 21,791
Constellation Energy
Generation LLC ,
4.55%, 6/1/2029 155,000 153,799
4.80%, 1/15/2032 50,000 49,022
5.30%, 6/1/2036 34,000 33,037
5.88%, 1/15/2066 1,000 923
Southern Power Co. ,
Series A, 4.25%, 10/1/2030 2,000 1,949
4.80%, 6/15/2031(d) 131,000 129,512
439,063
Industrial Conglomerates 0 .2%
Siemens Funding BV ,
4.90%, 5/28/2032(a)(d) 458,000 458,589
Industrial REITs 0 .0%
†
Goodman US Finance Eight
LLC ,
5.88%, 4/28/2046(a) 3,000 2,834
Goodman US Finance Seven
LLC ,
5.25%, 4/28/2036(a) 2,000 1,924
Prologis Targeted US Logistics
Fund LP ,
4.25%, 1/15/2031(a) 4,000 3,861
8,619
Insurance 1 .6%
AEGON Funding Co. LLC ,
5.63%, 5/7/2036 11,000 10,710
American International Group,
Inc. ,
4.85%, 5/7/2030 4,000 3,994
American National Global
Funding ,
5.00%, 6/22/2029(a) 240,000 238,334
Argentum Netherlands BV for
Swiss Re Ltd. ,
Reg. S, + 3.78%), 5.63%,
8/15/2052(f) 200,000 200,172
Asurion LLC ,
8.38%, 2/1/2034(a) 60,000 54,667
Chubb INA Holdings LLC ,
5.30%, 5/20/2036 5,000 4,950
Constellation Global Funding ,
4.85%, 10/22/2030(a) 5,000 4,863
5.70%, 8/5/2031(a) 426,000 424,796
Corebridge Global Funding ,
4.80%, 5/29/2029(a)(d) 80,000 79,756
Enstar Group Ltd. ,
(SOFR + 2.54%), 6.69%,
7/15/2037(a)(f) 69,000 67,381

Nationwide Invesco Core Plus Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 4,000 3,956
GA Global Funding Trust ,
4.50%, 9/18/2030(a) 549,000 527,553
Grand River Funding Trust I ,
6.31%, 2/15/2036(a) 92,000 90,376
Grand River Funding Trust II ,
7.28%, 2/15/2056(a)(d) 147,000 145,498
Guardian Life Global Funding ,
4.81%, 6/1/2031(a) 124,000 122,671
Hanover Insurance Group,
Inc. (The) ,
5.50%, 9/1/2035 2,000 1,969
Jackson National Life Global
Funding ,
4.85%, 6/23/2028(a) 664,000 663,105
Lincoln Financial Global
Funding ,
4.63%, 8/18/2030(a) 2,000 1,960
4.95%, 5/21/2031(a) 49,000 48,313
Lincoln National Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.40%),
6.80%, 7/15/2056(f) 59,000 58,319
Marsh & McLennan Cos., Inc. ,
4.95%, 3/15/2036 8,000 7,706
Nippon Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.19%),
6.50%, 4/30/2055(a)(d)(f) 458,000 471,276
Northwestern Mutual Global
Funding ,
4.74%, 6/30/2031(a) 60,000 59,350
Northwestern Mutual Life
Insurance Co. (The) ,
6.05%, 6/30/2056(a) 12,000 11,700
Principal Financial Group, Inc. ,
5.30%, 1/15/2037 26,000 25,215
Protective Life Corp. ,
4.70%, 1/15/2031(a) 8,000 7,820
Protective Life Global
Funding ,
4.83%, 4/14/2031(a)(d) 427,000 422,001
RGA Global Funding ,
5.00%, 8/25/2032(a) 1,000 978
Sompo Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.41%, 4/22/2037(a)(d)(f) 215,000 206,476
Travelers Cos., Inc. (The) ,
5.70%, 7/24/2055 1,000 956
Willis North America, Inc. ,
4.55%, 3/15/2031 7,000 6,807
Wynnton Funding Trust ,
5.25%, 8/15/2035(a) 133,000 128,572
Wynnton Funding Trust II ,
5.99%, 8/15/2055(a)(d) 174,000 167,147
4,269,347
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services 0 .1%
Alphabet, Inc. ,
4.10%, 2/15/2031 33,000 31,990
4.40%, 2/15/2033 15,000 14,389
4.80%, 2/15/2036 5,000 4,798
5.65%, 2/15/2056 13,000 12,006
Meta Platforms, Inc. ,
4.88%, 5/15/2033 41,000 39,776
4.88%, 11/15/2035 1,000 938
5.25%, 5/15/2036 18,000 17,258
6.20%, 5/15/2046 21,000 19,704
6.30%, 5/15/2056 21,000 19,272
6.45%, 5/15/2066 43,000 39,390
199,521
IT Services 0 .6%
Beignet Investor LLC ,
6.58%, 5/30/2049(a) 1,013,000 982,066
CoreWeave, Inc. ,
9.25%, 6/1/2030(a)(d) 251,000 234,574
International Business
Machines Corp. ,
4.30%, 2/3/2031 349,000 338,410
1,555,050
Leisure Products 0 .0%
†
Hasbro, Inc. ,
4.65%, 3/12/2031 16,000 15,679
Life Sciences Tools & Services 0 .0%
†
Thermo Fisher Scientific, Inc. ,
4.22%, 2/12/2031 5,000 4,866
4.55%, 6/15/2033 1,000 968
4.90%, 2/12/2036 1,000 967
6,801
Machinery 0 .5%
Daimler Truck Finance North
America LLC ,
4.65%, 10/12/2030(a) 311,000 305,884
5.00%, 10/12/2032(a) 325,000 319,406
Deere Funding Canada Corp. ,
4.15%, 10/9/2030 14,000 13,654
Esab Corp. ,
5.63%, 4/1/2031(a) 199,000 196,594
Flowserve Corp. ,
5.70%, 5/15/2036 1,000 978
Komatsu Finance America,
Inc. ,
4.20%, 9/18/2030(a) 415,000 403,457
Roller Bearing Co. of America,
Inc. ,
4.38%, 10/15/2029(a) 160,000 155,050
Westinghouse Air Brake
Technologies Corp. ,
4.90%, 5/29/2030 4,000 3,988
Xylem, Inc. ,
5.20%, 6/1/2033 8,000 8,011
5.45%, 6/1/2036 1,000 1,000
1,408,022
Media 0 .3%
Lamar Media Corp. ,
5.38%, 11/1/2033(a)(d) 161,000 156,454

16 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Nexstar Media, Inc. ,
6.50%, 9/15/2033(a) 151,000 150,226
7.25%, 4/15/2034(a)(d) 119,000 119,267
Omnicom Group, Inc. ,
4.20%, 3/2/2029 9,000 8,841
5.30%, 6/2/2036 8,000 7,596
Sirius XM Radio LLC ,
4.00%, 7/15/2028(a) 388,000 377,402
819,786
Metals & Mining 0 .1%
BHP Billiton Finance USA Ltd. ,
5.75%, 9/5/2055 1,000 964
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a)(d) 106,000 106,222
7.63%, 1/15/2034(a) 94,000 95,118
Glencore Funding LLC ,
5.19%, 4/1/2030(a) 4,000 4,012
4.90%, 7/1/2031(a) 21,000 20,766
5.20%, 7/1/2033(a) 13,000 12,808
Rio Tinto Finance USA plc ,
5.75%, 3/14/2055 1,000 962
240,852
Multi-Utilities 0 .5%
CenterPoint Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.22%),
5.95%, 4/1/2056(f) 4,000 3,956
Series E, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
1.89%), 6.40%, 8/15/2058(f) 490,000 489,671
Dominion Energy, Inc. ,
5.35%, 6/15/2036 31,000 30,156
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.26%),
6.00%, 2/15/2056(f) 2,000 1,980
DTE Energy Co. ,
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
1.81%), 6.20%, 7/1/2058(f) 122,000 121,528
NiSource, Inc. ,
5.25%, 3/30/2028 4,000 4,035
4.75%, 5/18/2031 23,000 22,734
5.30%, 5/18/2036 9,000 8,806
Puget Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.96%),
7.00%, 9/15/2056(f) 281,000 281,762
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
7.25%, 9/15/2056(d)(f) 202,000 202,653
Sempra ,
5.25%, 3/15/2036 5,000 4,825
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Sempra,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.63%),
6.38%, 4/1/2056(f) 2,000 2,006
Southern Co. Gas Capital
Corp. ,
Series A, 4.05%, 9/15/2028 2,000 1,975
WEC Energy Group, Inc. ,
4.75%, 1/15/2028 37,000 37,081
1,213,168
Office REITs 0 .0%
†
Boston Properties LP ,
5.75%, 1/15/2035 3,000 2,978
COPT Defense Properties LP ,
4.50%, 10/15/2030 4,000 3,906
Cousins Properties LP ,
5.38%, 2/15/2032 2,000 2,006
4.88%, 3/1/2033 8,000 7,668
Piedmont Operating
Partnership LP ,
5.63%, 1/15/2033 2,000 1,965
18,523
Oil, Gas & Consumable Fuels 2 .7%
Aethon United BR LP ,
7.50%, 10/1/2029(a) 178,000 184,676
Antero Midstream Partners LP ,
5.75%, 10/15/2033(a) 219,000 215,103
Cheniere Energy Partners LP ,
5.35%, 11/30/2036(a) 38,000 36,968
6.05%, 11/30/2056(a) 21,000 20,165
Cheniere Energy, Inc. ,
5.20%, 7/30/2036(a) 4,000 3,869
CVR Energy, Inc. ,
5.75%, 2/15/2028(a) 67,000 66,809
Enbridge, Inc. ,
5.45%, 3/27/2036 16,000 15,831
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(f) 2,000 2,088
Energy Transfer LP ,
4.55%, 1/15/2031 9,000 8,809
5.35%, 1/15/2036 1,000 977
6.25%, 4/15/2049 1,000 960
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.83%),
7.13%, 10/1/2054(f) 685,000 699,502
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.34%),
6.55%, 1/15/2057(d)(f) 363,000 358,393
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.22%),
6.70%, 1/15/2057(d)(f) 436,000 429,554
Eni SpA ,
5.25%, 5/18/2036(a) 215,000 207,471

Nationwide Invesco Core Plus Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enterprise Products Operating
LLC ,
4.60%, 1/15/2031 7,000 6,924
EOG Resources, Inc. ,
4.40%, 7/15/2028 2,000 1,995
5.95%, 7/15/2055 1,000 974
Global Partners LP ,
6.88%, 1/15/2029 36,000 36,184
8.25%, 1/15/2032(a) 87,000 90,696
Green Palm Bidco Sarl ,
6.46%, 6/30/2046(a) 600,000 584,067
Greensaif Pipelines Bidco
Sarl ,
5.85%, 2/23/2036(a) 600,000 596,172
6.51%, 2/23/2042(a) 325,000 329,460
Hess Midstream Operations
LP ,
5.50%, 10/15/2030(a) 25,000 24,911
Howard Midstream Energy
Partners LLC ,
7.38%, 7/15/2032(a) 20,000 20,673
Kinder Morgan, Inc. ,
5.15%, 6/1/2030 2,000 2,017
Korea National Oil Corp. ,
4.50%, 3/30/2029(a) 226,000 224,777
4.63%, 3/30/2031(a) 200,000 197,739
MPLX LP ,
4.80%, 2/15/2031 4,000 3,949
Occidental Petroleum Corp. ,
4.40%, 4/15/2046 1,000 797
Rio Grande LNG LLC ,
5.25%, 6/30/2031(a) 159,000 157,011
5.50%, 1/30/2034(a) 75,000 73,344
5.75%, 6/30/2036(a) 99,000 96,127
6.15%, 6/30/2041(a) 65,000 62,892
Saudi Arabian Oil Co. ,
4.00%, 2/2/2029(a) 200,000 195,950
4.75%, 6/2/2030(a) 650,000 639,313
4.75%, 6/2/2030(a) 200,000 196,711
South Bow Canadian
Infrastructure Holdings Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.95%),
7.63%, 3/1/2055(d)(f) 158,000 164,324
Sunoco LP ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.23%),
7.88%, 9/18/2030(a)(e)(f) 137,000 140,424
5.63%, 3/15/2031(a) 81,000 79,948
6.25%, 7/1/2033(a) 11,000 11,025
5.88%, 3/15/2034(a) 117,000 114,514
TransCanada PipeLines Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.25%),
6.13%, 10/17/2056(f) 14,000 13,990
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
TransCanada PipeLines Ltd.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.12%),
6.38%, 10/17/2056(f) 1,000 1,003
Venture Global Calcasieu
Pass LLC ,
6.00%, 5/1/2036(a) 90,000 88,949
Venture Global LNG, Inc. ,
9.88%, 2/1/2032(a)(d) 260,000 276,817
6.38%, 12/15/2034(a) 79,400 77,329
6.63%, 6/15/2036(a) 66,500 65,174
Venture Global Plaquemines
LNG LLC ,
7.50%, 5/1/2033(a) 117,000 126,947
6.50%, 1/15/2034(a) 35,000 36,115
7.75%, 5/1/2035(a)(d) 117,000 129,666
6.75%, 1/15/2036(a) 10,000 10,467
Western Midstream Operating
LP ,
4.80%, 3/1/2031 5,000 4,905
Williams Cos., Inc. (The) ,
6.00%, 3/15/2055 2,000 1,908
7,137,363
Paper & Forest Products 0 .3%
Georgia-Pacific LLC ,
4.40%, 6/30/2028(a) 4,000 3,982
4.60%, 5/15/2031(a) 45,000 44,199
4.90%, 5/15/2033(a) 11,000 10,805
Suzano Austria GmbH ,
4.00%, 1/15/2031(c) 59,000 55,143
Suzano Netherlands BV ,
5.50%, 1/15/2036 650,000 619,921
734,050
Passenger Airlines 0 .1%
Delta Air Lines, Inc. ,
4.95%, 7/10/2028 2,000 2,003
5.25%, 7/10/2030 2,000 2,011
United Airlines Holdings, Inc. ,
4.88%, 3/1/2029 188,000 185,121
5.38%, 3/1/2031 22,000 21,712
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 2,000 1,965
212,812
Pharmaceuticals 1 .3%
Bayer US Finance LLC ,
5.13%, 7/20/2031(a) 234,000 231,978
5.38%, 7/20/2033(a) 213,000 210,428
5.63%, 7/20/2036(a) 240,000 235,686
6.25%, 7/20/2046(a) 351,000 336,937
6.38%, 7/20/2056(a) 430,000 415,666
Eli Lilly & Co. ,
(United States SOFR
Compounded Index +
0.35%), 4.03%, 5/20/2028(f) 197,000 197,365
5.55%, 10/15/2055 1,000 946
EMD Finance LLC ,
4.38%, 10/15/2030(a) 623,000 609,405
4.63%, 10/15/2032(a) 158,000 153,110

18 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Merck & Co., Inc. ,
4.15%, 3/15/2031 27,000 26,264
4.65%, 5/22/2031 29,000 28,804
4.95%, 5/22/2033 11,000 10,928
5.20%, 5/22/2036 11,000 10,920
5.75%, 5/22/2046 13,000 12,655
5.85%, 5/22/2056 3,000 2,926
5.70%, 12/4/2065 1,000 938
Novartis Capital Corp. ,
4.40%, 3/18/2031 21,000 20,646
4.60%, 3/18/2033 8,000 7,808
4.90%, 3/18/2036 5,000 4,859
5.60%, 3/18/2046 3,000 2,905
Pfizer, Inc. ,
4.20%, 11/15/2030 14,000 13,688
4.50%, 11/15/2032 5,000 4,868
Takeda US Financing, Inc. ,
5.20%, 7/7/2035 458,000 448,745
5.90%, 7/7/2055(d) 43,000 41,495
Teva Pharmaceutical Finance
Netherlands IV BV ,
5.75%, 12/1/2030(d) 300,000 303,737
Zoetis, Inc. ,
4.15%, 8/17/2028 3,000 2,975
3,336,682
Professional Services 0 .0%
†
Mobility Global, Inc. ,
5.05%, 6/15/2029(a) 11,000 10,958
5.45%, 6/15/2031(a) 26,000 26,002
6.05%, 6/15/2036(a) 7,000 6,897
Verisk Analytics, Inc. ,
4.45%, 3/15/2031 11,000 10,683
54,540
Residential REITs 0 .0%
†
ERP Operating LP ,
4.95%, 6/15/2032 3,000 2,980
Essential Properties LP ,
5.38%, 7/15/2036 17,000 16,472
19,452
Retail REITs 0 .0%
†
Phillips Edison Grocery Center
Operating Partnership I LP ,
4.75%, 3/15/2033 1,000 963
Regency Centers LP ,
4.50%, 3/15/2033 3,000 2,877
3,840
Semiconductors & Semiconductor Equipment 0 .4%
Broadcom, Inc. ,
5.15%, 11/15/2031 3,000 2,991
Foundry JV Holdco LLC ,
6.15%, 1/25/2032(a) 212,000 218,911
5.88%, 1/25/2034(a) 212,000 210,482
Intel Corp. ,
5.30%, 5/15/2036 8,000 7,724
5.70%, 2/10/2053 1,000 888
5.60%, 2/21/2054 1,000 874
6.13%, 5/15/2056 12,000 11,259
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. ,
2.70%, 4/15/2032 2,000 1,770
NXP BV ,
3.40%, 5/1/2030 4,000 3,779
SK hynix, Inc. ,
4.25%, 9/11/2028(a)(d) 205,000 202,884
4.38%, 9/11/2030(a) 330,000 322,857
984,419
Software 0 .1%
OAK-Eagle Acquireco, Inc. ,
7.25%, 7/1/2033(a) 81,000 83,930
Oracle Corp. ,
4.55%, 2/4/2029 28,000 27,297
(United States SOFR
Compounded Index +
1.11%), 4.78%, 2/4/2029(f) 19,000 18,833
4.45%, 9/26/2030 2,000 1,888
4.95%, 2/4/2031(d) 37,000 35,341
5.35%, 5/4/2033 11,000 10,337
5.95%, 9/26/2055 1,000 794
6.70%, 2/4/2056 3,000 2,645
6.85%, 2/4/2066 1,000 880
Roper Technologies, Inc. ,
4.25%, 9/15/2028 2,000 1,981
4.45%, 9/15/2030 4,000 3,919
5.10%, 9/15/2035 1,000 954
Salesforce, Inc. ,
4.90%, 9/15/2031 48,000 47,301
5.55%, 3/15/2036(d) 20,000 19,503
6.40%, 3/15/2046 6,000 5,775
ServiceNow, Inc. ,
4.25%, 5/15/2028 81,000 80,566
5.05%, 5/15/2033 31,000 30,571
5.40%, 5/15/2036 19,000 18,558
391,073
Specialized REITs 0 .0%
†
CubeSmart LP ,
3.00%, 2/15/2030 2,000 1,871
EPR Properties ,
4.75%, 12/15/2026 4,000 4,001
Public Storage Operating Co. ,
5.00%, 12/15/2035 3,000 2,916
SBA Communications Corp. ,
3.88%, 2/15/2027 88,000 87,419
96,207
Specialty Retail 0 .2%
Advance Auto Parts, Inc. ,
7.00%, 8/1/2030(a) 87,000 89,143
7.38%, 8/1/2033(a)(d) 79,000 81,539
Asbury Automotive Group,
Inc. ,
5.00%, 2/15/2032(a)(d) 46,000 43,828
Home Depot, Inc. (The) ,
3.95%, 9/15/2030 2,000 1,942
Lithia Motors, Inc. ,
5.50%, 10/1/2030(a) 256,000 252,334
468,786

Nationwide Invesco Core Plus Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals 0 .0%
†
Dell International LLC ,
3.45%, 12/15/2051 1,000 659
Tobacco 0 .2%
BAT Capital Corp. ,
6.34%, 8/2/2030 4,000 4,194
Imperial Brands Finance plc ,
4.88%, 2/7/2032(a) 208,000 203,873
5.50%, 7/7/2036(a)(d) 214,000 208,104
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 2,000 2,048
2.10%, 5/1/2030 4,000 3,626
4.00%, 10/29/2030 2,000 1,932
4.88%, 4/29/2036(d) 15,000 14,366
438,143
Trading Companies & Distributors 0 .2%
Aviation Capital Group LLC ,
4.25%, 4/30/2029(a) 2,000 1,960
4.80%, 10/24/2030(a) 2,000 1,965
Ferguson Enterprises, Inc. ,
4.35%, 3/15/2031 4,000 3,894
Sumisho Air Lease Corp. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 4.08%), 8.26%,
9/15/2026(e)(f) 506,000 507,248
4.40%, 3/24/2028(a) 48,000 47,686
4.50%, 3/24/2029(a) 33,000 32,602
595,355
Transportation Infrastructure 0 .1%
Carrix, Inc. ,
6.13%, 8/1/2033(a) 185,000 184,146
Water Utilities 0 .0%
†
American Water Capital Corp. ,
5.70%, 9/1/2055 1,000 946
Total Corporate Bonds
(cost $82,344,818)
81,533,426
Foreign Government Securities 2 .1%
DOMINICAN REPUBLIC 0 .1%
Dominican Republic
Government Bond ,
5.75%, 3/17/2034(a) 150,000 144,900
6.15%, 5/17/2038(a) 150,000 143,700
288,600
EGYPT 0 .1%
Egyptian Financial Co. for
Sovereign Taskeek (The) ,
6.38%, 4/7/2029(a) 200,000 201,720
GUATEMALA 0 .1%
Republic of Guatemala ,
6.88%, 8/15/2055(a) 200,000 208,800
Foreign Government Securities
Principal
Amount ($) Value ($)
ISRAEL 0 .1%
State of Israel Government
Bond ,
5.00%, 1/13/2036 205,000 196,540
KUWAIT 0 .1%
State of Kuwait ,
4.14%, 10/9/2030(a)(d) 200,000 192,572
MEXICO 0 .7%
Eagle Funding Luxco Sarl ,
5.50%, 8/17/2030(a) 754,000 752,681
United Mexican States ,
4.75%, 3/22/2031 943,000 913,390
6.25%, 8/27/2037 210,000 204,383
1,870,454
PANAMA 0 .2%
Republic of Panama ,
5.23%, 2/23/2034 650,000 626,925
ROMANIA 0 .2%
Romania Government Bond ,
5.88%, 1/30/2029(a) 650,000 654,110
TRINIDAD AND TOBAGO 0 .3%
Republic of Trinidad and
Tobago ,
6.40%, 6/26/2034(a) 200,000 201,400
6.20%, 7/16/2038(a) 662,000 647,105
848,505
TURKEY 0 .2%
Republic of Turkiye (The) ,
6.38%, 5/22/2031 520,000 511,005
Total Foreign Government Securities
(cost $5,645,349)
5,599,231
Mortgage-Backed Securities 23 .2%
FHLMC Gold Pool
Pool# G08721
3.00%, 9/1/2046 264,539 232,935
Pool# G08726
3.00%, 10/1/2046 267,415 235,051
FHLMC UMBS Pool
Pool# SD0040
3.00%, 7/1/2049 268,114 232,307
Pool# QC0345
2.00%, 3/1/2051 312,141 250,269
Pool# QD3229
2.00%, 12/1/2051 2,571,339 2,014,504
Pool# SD3771
2.50%, 3/1/2052 535,012 443,302
Pool# SD1716
5.00%, 9/1/2052 451,677 444,174
Pool# SD8255
3.50%, 10/1/2052 119,492 106,080
Pool# SD1853
5.50%, 11/1/2052 270,139 272,873

20 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD7097
5.00%, 11/1/2054 252,593 246,934
Pool# SL0526
5.50%, 3/1/2055 51,836 51,697
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 131,504 128,707
Pool# AJ9278
3.50%, 12/1/2041 228,034 212,087
Pool# AU2592
3.50%, 8/1/2043 226,428 209,838
Pool# CA7972
3.00%, 9/1/2050 102,066 87,635
Pool# BT4370
2.00%, 7/1/2051 174,140 136,958
Pool# FS1376
3.00%, 12/1/2051 264,613 228,269
Pool# FS5928
2.50%, 1/1/2052 602,790 496,377
Pool# MA4548
2.50%, 2/1/2052 1,353,169 1,113,128
Pool# MA4579
3.00%, 4/1/2052 1,322,871 1,133,939
Pool# CB4130
4.50%, 7/1/2052 316,457 299,735
Pool# FS2257
4.50%, 7/1/2052 258,384 245,778
Pool# CB7344
6.00%, 10/1/2053 774,273 787,373
Pool# FS7577
2.50%, 1/1/2054 306,554 251,832
Pool# CB8858
6.00%, 7/1/2054 144,472 147,483
Pool# FS9801
5.50%, 11/1/2054 858,812 851,426
FNMA/FHLMC UMBS,
15 Year, Single Family
Conventional Pool TBA
4.50%, 8/25/2041 2,010,000 1,963,320
5.00%, 8/25/2041 1,880,000 1,870,738
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 8/25/2056 3,710,000
3,750,853
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 8/25/2056 3,420,000 2,663,325
2.50%, 8/25/2056 2,670,000 2,176,438
3.00%, 8/25/2056 2,125,000 1,811,313
3.50%, 8/25/2056 4,010,000 3,556,838
4.00%, 8/25/2056 3,640,000 3,322,581
4.50%, 8/25/2056 1,640,000 1,539,842
5.00%, 8/25/2056 4,435,000 4,279,624
5.50%, 8/25/2056 5,525,000 5,467,569
6.50%, 8/25/2056 1,770,000 1,824,690
GNMA TBA
2.00%, 8/15/2056 3,170,000 2,537,486
2.50%, 8/15/2056 9,310,000 7,769,384
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA
3.00%, 8/15/2056 5,980,000 5,184,144
Total Mortgage-Backed Securities
(cost $61,523,550)
60,578,836
U.S. Treasury Obligations 18 .4%
U.S. Treasury Bonds
5.00%, 5/15/2046 (d) 2,662,800 2,575,843
4.75%, 2/15/2056 (d) 13,271,200 12,263,418
U.S. Treasury Notes
4.13%, 6/30/2028 (d) 896,000 893,655
4.13%, 7/15/2029 3,150,900 3,133,176
4.13%, 6/30/2031 (d) 11,028,900 10,882,423
4.25%, 6/30/2033 2,784,900 2,733,553
4.38%, 5/15/2036 (d) 15,913,100 15,495,381
Total U.S. Treasury Obligations
(cost $48,580,811)
47,977,449
Preferred Stock 0 .0%
†
Shares
Banks 0 .0%
†
Citigroup, Inc., 6.25%,
1/15/2031(d)(g) 1,175 28,870
Total Preferred Stock
(cost $29,375)
28,870
Short-Term Investments 0 .4%
Money Market Funds 0 .1%
BlackRock Liquidity FedFund,
Institutional Shares,
3.56%(h)(i) 95,730 95,730
Invesco Government
& Agency Portfolio,
Institutional Shares,
3.64%(h)(i) 95,730 95,730
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.59%(h)(i) 95,730 95,730
287,190
Principal
Amount ($)
U.S. Treasury Obligations 0 .3%
U.S. Treasury Bills
3.66%, 9/17/2026(j) 715,000 711,731
3.85%, 1/14/2027 45,000 44,225
755,956
Total Short-Term Investments
(cost $1,043,029)
1,043,146

Nationwide Invesco Core Plus Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 21
Repurchase Agreements 0 .9%
Principal
Amount ($) Value ($)
CF Secured, LLC
3.63%, dated 7/31/2026,
due 8/3/2026, repurchase
price $1,239,624,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056;
total market value
$1,264,416. (i) 1,239,249 1,239,249
Nomura Securities
International, Inc.
3.63%, dated 7/31/2026,
due 8/3/2026, repurchase
price $1,000,303,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
8/15/2026 - 5/15/2056;
total market value
$1,020,309. (i) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $2,239,249)
2,239,249
Total Investments
(cost $292,683,174) — 111.0%
289,881,597
Liabilities in excess of other
assets — (11.0)% (28,621,586)
NET ASSETS — 100.0%
$ 261,260,011
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2026 was
$131,479,470 which represents 50.32% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2026.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2026.
(d) The security or a portion of this security is on loan as of July
31, 2026. The total value of securities on loan as of July 31,
2026 was $24,101,403, which was collateralized by cash
used to purchase money market funds and repurchase
agreements with a value of $287,190 and $2,239,249,
respectively, and by $22,407,696 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
8/11/2026 - 5/15/2056, a total value of $24,934,135.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2026. The
maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2026.
(g) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of July 31, 2026.
(h) Represents 7-day effective yield as of July 31, 2026.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $2,526,439.
(j) Security or a portion of the security was used to cover the margin requirement for futures contracts.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

22 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Futures contracts outstanding as of July 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 129 9/2026 USD 26,523,609 (84,213)
U.S. Treasury 10 Year Ultra Note 13 9/2026 USD 1,426,141 (9,364)
U.S. Treasury Long Bond 60 9/2026 USD 6,498,750 (210,776)
U.S. Treasury Ultra Bond 63 9/2026 USD 6,910,312 (167,176)
Total long contracts (471,529)
Short Contracts
U.S. Treasury 5 Year Note (63) 9/2026 USD (6,676,523) 22,065
U.S. Treasury 10 Year Note (112) 9/2026 USD (12,096,000) 144,795
Total short contracts 166,860
Net contracts (304,669)
Currency:
USD United States Dollar

Nationwide Invesco Core Plus Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

24 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 49,057,455 $ – $ 49,057,455
Collateralized Mortgage Obligations – 23,790,275 – 23,790,275
Commercial Mortgage-Backed Securities – 16,923,370 – 16,923,370
Convertible Bonds – 662,429 – 662,429
Convertible Preferred Stocks 447,861 – – 447,861
Corporate Bonds – 81,533,426 – 81,533,426
Foreign Government Securities – 5,599,231 – 5,599,231
Futures Contracts 166,860 – – 166,860
Mortgage-Backed Securities – 60,578,836 – 60,578,836
Preferred Stock 28,870 – – 28,870
Repurchase Agreements – 2,239,249 – 2,239,249
Short-Term Investments   287,190 755,956 – 1,043,146
U.S. Treasury Obligations – 47,977,449 – 47,977,449
Total Assets $ 930,781 $ 289,117,676 $ – $ 290,048,457
Liabilities:
Futures Contracts $ (471,529) $ – $ – $ (471,529)
Total Liabilities $ (471,529) $ – $ – $ (471,529)
Total $ 459,252 $ 289,117,676 $ – $ 289,576,928

Nationwide Invesco Core Plus Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 25
of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2026 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
As of July 31, 2026, the Fund had no open swap contracts.
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.

26 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
As of July 31, 2026, the Fund had no open forward foreign currency contracts.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2026:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 166,860
Total $ 166,860
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (471,529)
Total $ (471,529)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Inflation-Protected Securities Fund - July 31, 2026 (Unaudited) - Statement of Investments - 27
Asset-Backed Securities 4.6%
Principal
Amount ($) Value ($)
Automobiles 0.1%
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 165,730 165,864
Equipment Loans & Leases 0.1%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 162,356 163,385
Home Equity 0.2%
BRAVO Residential Funding
Trust, Series 2025-
CES3, Class A1B, 5.19%,
12/25/2055(a)(b) 345,667 341,782
Other 4.2%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 289,400 289,638
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class XRR,
4.70%, 1/17/2038(a)(c) 350,000 350,085
Cedar Funding XIV CLO Ltd.,
Series 2021-14A, Class X,
4.80%, 10/15/2037(a)(c) 185,714 185,671
FCI Funding LLC, Series
2024-1A, Class A, 5.44%,
8/15/2036(a) 138,662 138,655
FNA LLC, Series 2025-
1, Class A, 5.62%,
3/15/2045(a)(c) 472,335 467,869
GoldenTree Loan
Management US CLO
30 Ltd., Series 2026-
30A, Class X, 4.68%,
7/20/2039(a)(c) 750,000 748,883
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 297,089 263,366
HTS Fund II LLC, Series
2025-1, Class A, 5.35%,
6/23/2045(a) 800,000 799,859
Magnetite XXIX Ltd., Series
2021-29A, Class X, 4.75%,
7/15/2037(a)(c) 162,500 162,531
MidOcean Credit CLO XIX,
Series 2025-19A, Class XR,
4.66%, 7/20/2039(a)(c) 750,000 749,277
Progress Residential Trust,
Series 2022-SFR2, Class D,
3.95%, 4/17/2027(a) 1,100,000 1,086,604
RCKTL, Series 2025-
2A, Class B, 4.60%,
11/27/2034(a) 550,000 547,704
Reach ABS Trust
Series 2025-1A, Class A,
4.96%, 8/16/2032(a) 95,283 95,360
Series 2025-2A, Class A,
4.93%, 8/18/2032(a) 111,595 111,796
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 200,000 195,541
6,192,839
Total Asset-Backed Securities
(cost $6,911,553)
6,863,870
Collateralized Mortgage Obligations 1.0%
FNMA REMICS, Series
2013-59, Class MX, 2.50%,
9/25/2042 422,592 402,406
GCAT Trust, Series 2022-
HX1, Class A1, 2.89%,
12/27/2066(a)(c) 544,241 491,786
PRPM Trust, Series 2024-
NQM4, Class A3, 6.13%,
12/26/2069(a)(b) 515,700 516,057
Total Collateralized Mortgage Obligations
(cost $1,490,815)
1,410,249
Mortgage-Backed Securities 0.1%
FNMA Pool
Pool# 773298
5.83%, 4/1/2035(c) 149,542 153,548
Pool# 745769
5.85%, 7/1/2036(c) 46,515 47,452
Total Mortgage-Backed Securities
(cost $195,720)
201,000
U.S. Government Agency Security 4.7%
Tennessee Valley Authority,
4.88%, 5/15/2035 7,000,000 7,025,751
Total U.S. Government Agency Security
(cost $6,959,527)
7,025,751
U.S. Treasury Obligations 88.3%
U.S. Treasury Inflation Linked
Bonds
1.75%, 1/15/2028 7,678,368 7,594,744
3.63%, 4/15/2028 (d) 9,323,955 9,500,765
2.50%, 1/15/2029 3,902,225 3,927,074
3.88%, 4/15/2029 6,727,182 7,010,245
0.63%, 2/15/2043 9,984,697 6,971,549
1.38%, 2/15/2044 4,673,272 3,653,072
0.75%, 2/15/2045 4,269,420 2,893,349
1.00%, 2/15/2046 (d) 3,005,494 2,101,529
0.88%, 2/15/2047 6,941,450 4,638,954
1.00%, 2/15/2048 2,038,485 1,377,211
1.00%, 2/15/2049 1,664,725 1,108,280
2.38%, 2/15/2055 7,434,210 6,484,234

28 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Inflation-Protected Securities Fund
g
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
1.63%, 10/15/2027 9,050,400 8,971,121
0.50%, 1/15/2028 4,075,830 3,961,602
2.38%, 10/15/2028 5,470,600 5,501,627
0.88%, 1/15/2029 3,318,025 3,212,918
2.13%, 4/15/2029 4,062,975 4,049,530
0.25%, 7/15/2029 (d) 2,620,260 2,487,651
0.13%, 1/15/2030 7,815,240 7,298,309
0.13%, 7/15/2030 5,881,860 5,460,023
0.13%, 7/15/2031 8,127,340 7,397,199
0.13%, 1/15/2032 1,208,950 1,084,195
0.63%, 7/15/2032 10,669,135 9,782,571
1.13%, 1/15/2033 3,375,120 3,155,921
1.38%, 7/15/2033 5,517,200 5,224,463
1.75%, 1/15/2034 2,725,550 2,626,537
2.13%, 1/15/2035 3,185,700 3,128,471
1.88%, 7/15/2035 1,565,520 1,504,115
Total U.S. Treasury Obligations
(cost $144,765,460)
132,107,259
Total Investments
(cost $160,323,075) — 98.7%
147,608,129
Other assets in excess of
liabilities — 1.3% 1,949,856
NET ASSETS — 100.0%
$ 149,557,985
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2026 was
$7,871,713 which represents 5.26% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2026.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2026.
(d) The security or a portion of this security is on loan as of
July 31, 2026. The total value of securities on loan as of
July 31, 2026 was $2,437,039, which was collateralized
by $2,511,514 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 4.88%, and
maturity dates ranging from 8/15/2026 - 2/15/2056.
CLO Collateralized Loan Obligations
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits

Nationwide Inflation-Protected Securities Fund - July 31, 2026 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

30 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Inflation-Protected Securities Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of July 31, 2026, the Fund had no open futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 6,863,870 $ – $ 6,863,870
Collateralized Mortgage Obligations – 1,410,249 – 1,410,249
Mortgage-Backed Securities – 201,000 – 201,000
U.S. Government Agency Security – 7,025,751 – 7,025,751
U.S. Treasury Obligations – 132,107,259 – 132,107,259
Total $ – $ 147,608,129 $ – $ 147,608,129
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis Core Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 31
Asset-Backed Securities 12 .6%
Principal
Amount ($) Value ($)
Airlines 0 .2%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 497,041 475,738
PK ALIFT Loan Funding 7
LP, Series 2025-2, Class A,
4.75%, 3/15/2043(a) 298,562 294,872
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 504,394 509,475
Series 2024-1, Class AA,
5.45%, 2/15/2037 274,406 274,902
Series 2024-1, Class A,
5.88%, 2/15/2037 469,873 465,099
2,020,086
Automobiles 9 .1%
Ally Auto Receivables Trust,
Series 2026-1, Class A3,
3.92%, 10/15/2030 435,000 431,204
American Credit Acceptance
Receivables Trust
Series 2025-2, Class C,
5.11%, 4/14/2031(a) 730,000 732,116
Series 2026-2, Class C,
4.85%, 5/10/2032(a) 1,085,000 1,079,075
Series 2026-1, Class C,
4.55%, 1/12/2033(a) 2,050,000 2,033,558
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 442,153 443,140
AmeriCredit Automobile
Receivables Trust, Series
2024-1, Class A3, 5.43%,
1/18/2029 312,881 314,033
ARI Fleet Lease Trust, Series
2026-B, Class A2, 4.34%,
2/15/2035(a) 250,000 249,376
AutoNation Finance Trust
Series 2025-1A, Class A3,
4.62%, 11/13/2029(a) 515,000 516,014
Series 2026-1A, Class A3,
4.03%, 8/12/2030(a) 415,000 412,015
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 1,300,000 1,304,824
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 700,000 707,400
Series 2026-1A, Class A,
4.28%, 8/20/2030(a) 835,000 820,261
Series 2025-2A, Class A,
5.12%, 8/20/2031(a) 385,000 385,708
BMW Vehicle Lease Trust
Series 2024-2, Class A3,
4.18%, 10/25/2027 376,847 376,883
Series 2025-1, Class A3,
4.43%, 6/26/2028 400,000 400,429
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 355,000 355,077
Bridgecrest Lending Auto
Securitization Trust
Series 2024-3, Class B,
5.37%, 10/16/2028 110,724 110,816
Series 2025-2, Class A3,
4.78%, 12/15/2028 821,699 822,876
Series 2025-3, Class A3,
4.66%, 1/15/2029 645,000 645,826
Series 2026-1, Class A3,
4.04%, 12/17/2029 445,000 443,177
Series 2026-2, Class A3,
4.27%, 1/15/2030 265,000 264,296
Series 2026-3, Class C,
5.02%, 4/15/2032 705,000 704,929
Carmax Auto Owner Trust,
Series 2025-4, Class A3,
3.97%, 12/16/2030 435,000 430,773
CarMax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 137,170 137,367
Series 2024-4, Class A3,
4.60%, 10/15/2029 1,399,209 1,401,999
Series 2026-2, Class A3,
4.22%, 6/16/2031 560,000 555,249
CarMax Select Receivables
Trust
Series 2024-A, Class A3,
5.40%, 11/15/2028 181,982 182,898
Series 2025-A, Class A3,
4.77%, 9/17/2029 1,070,000 1,072,813
Series 2026-B, Class A3,
4.64%, 12/16/2030 325,000 324,983
Carvana Auto Receivables
Trust
Series 2024-P2, Class A3,
5.33%, 7/10/2029 187,534 188,395
Series 2024-P4, Class A3,
4.64%, 1/10/2030 179,675 180,010
Series 2025-P3, Class A3,
4.04%, 11/11/2030 720,000 716,385
Series 2026-P2, Class A3,
4.77%, 4/10/2031 2,065,000 2,068,519
Series 2025-P2, Class A4,
4.75%, 6/10/2031 1,460,000 1,456,152
Chase Auto Owner Trust,
Series 2026-1A, Class A3,
4.53%, 6/25/2031(a) 1,860,000 1,856,277
Chesapeake Funding II LLC,
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 116,942 117,398
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 71,854 72,021
Credit Acceptance Auto Loan
Trust
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 100,000 101,486

32 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-2A, Class A,
5.95%, 6/15/2034(a) 1,064,450 1,071,738
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 1,630,000 1,634,084
Series 2025-2A, Class B,
4.87%, 1/15/2036(a) 1,020,000 1,017,861
Series 2026-1A, Class A,
4.65%, 4/15/2036(a) 630,000 625,973
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 815,000 815,599
Enterprise Fleet Financing
LLC
Series 2026-2, Class A2,
4.33%, 2/20/2029(a) 635,000 633,569
Series 2025-1, Class A3,
4.82%, 2/20/2029(a) 330,000 331,505
Series 2025-3, Class A3,
4.46%, 9/20/2029(a) 1,365,000 1,361,131
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 28,136 28,178
Series 2024-3, Class A4,
5.06%, 3/20/2031(a) 460,000 462,857
Exeter Automobile
Receivables Trust
Series 2025-2A, Class A3,
4.74%, 1/16/2029 698,628 699,231
Series 2025-4A, Class A3,
4.39%, 9/17/2029 265,000 265,040
Series 2026-2A, Class A3,
4.45%, 5/15/2030 805,000 804,420
Series 2024-4A, Class C,
5.48%, 8/15/2030 435,000 437,564
Series 2026-3A, Class C,
4.92%, 10/15/2032 690,000 687,463
Exeter Select Automobile
Receivables Trust
Series 2025-1, Class A3,
4.69%, 4/15/2030 295,000 295,528
Series 2026-1, Class A3,
4.67%, 6/16/2031 265,000 264,721
First Investors Auto Owner
Trust
Series 2026-1A, Class A3,
4.50%, 5/15/2031(a) 1,235,000 1,230,229
Series 2025-1A, Class C,
4.75%, 12/15/2031(a) 1,100,000 1,092,540
Flagship Credit Auto Trust,
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 650,000 651,734
Ford Credit Auto Lease Trust,
Series 2025-A, Class A3,
4.72%, 6/15/2028 415,000 415,992
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 47,281 47,326
GLS Auto Receivables Issuer
Trust
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 26,622 26,625
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-2A, Class B,
5.77%, 11/15/2028(a) 245,078 245,565
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 298,800 299,363
Series 2025-4A, Class A3,
4.29%, 7/16/2029(a) 390,000 389,414
Series 2026-2A, Class B,
4.63%, 9/16/2030(a) 610,000 607,234
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 435,000 436,540
GLS Auto Select Receivables
Issuer Trust
Series 2025-4A, Class A2,
4.17%, 2/18/2031(a) 379,844 378,592
Series 2026-1A, Class A2,
4.05%, 2/17/2032(a) 318,303 316,539
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 211,099 212,395
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 168,250 168,241
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 228,223 228,640
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 48,896 49,173
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 366,990 366,764
GM Financial Automobile
Leasing Trust
Series 2024-2, Class A3,
5.39%, 7/20/2027 2,565 2,567
Series 2025-1, Class A3,
4.66%, 2/21/2028 560,000 560,974
Series 2025-3, Class A3,
4.17%, 8/21/2028 1,255,000 1,253,381
Series 2026-2, Class A3,
4.30%, 3/20/2029 685,000 683,029
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 12,361 12,365
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 845,000 849,273
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 855,000 860,937
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 870,000 855,841
Honda Auto Receivables
Owner Trust, Series
2026-2, Class A3, 4.30%,
11/15/2030 1,240,000 1,233,924
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 225,648 226,753
Hyundai Auto Lease
Securitization Trust, Series
2026-B, Class A3, 4.21%,
4/16/2029(a) 665,000 662,003

Nationwide Loomis Core Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 33
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
LAD Auto Receivables Trust
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 49,441 49,497
Series 2024-1A, Class A4,
5.17%, 9/15/2028(a) 97,289 97,452
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 256,866 257,986
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 216,602 216,855
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 699,995 701,134
Series 2025-2A, Class A3,
4.25%, 1/15/2030(a) 1,360,000 1,358,782
Series 2026-2A, Class A3,
4.33%, 8/15/2031(a) 1,095,000 1,088,393
M&T Bank Auto Receivables
Trust
Series 2025-1A, Class A3,
4.73%, 6/17/2030(a) 290,000 290,686
Series 2026-1A, Class A3,
4.66%, 6/16/2031(a) 1,005,000 1,005,223
NextGear Floorplan Master
Owner Trust
Series 2025-2A, Class A2,
4.23%, 10/15/2030(a) 765,000 756,061
Series 2026-1A, Class A2,
4.07%, 2/15/2031(a) 2,050,000 2,016,824
Octane Receivables Trust
Series 2025-1A, Class A2,
4.25%, 2/20/2031(a) 1,218,779 1,216,514
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 176,874 177,616
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 221,982 222,465
Porsche Innovative Lease
Owner Trust, Series 2024-
2A, Class A3, 4.35%,
10/20/2027(a) 225,804 225,938
Santander Drive Auto
Receivables Trust
Series 2025-3, Class A2,
4.63%, 10/16/2028 285,295 285,500
Series 2024-5, Class A3,
4.62%, 11/15/2028 85,912 85,937
Series 2023-4, Class B,
5.77%, 12/15/2028 246,242 247,239
Series 2024-4, Class A3,
4.85%, 1/16/2029 101,517 101,591
Series 2024-3, Class A3,
5.63%, 1/16/2029 38,155 38,175
Series 2025-2, Class A3,
4.67%, 8/15/2029 1,157,645 1,159,452
Series 2023-5, Class B,
6.16%, 12/17/2029 476,038 478,874
Series 2025-4, Class A3,
4.17%, 4/15/2030 905,000 903,110
Series 2023-1, Class C,
5.09%, 5/15/2030 731,746 734,332
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2023-3, Class C,
5.77%, 11/15/2030 460,715 464,642
SBNA Auto Lease Trust
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 146,950 147,052
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 64,894 64,938
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 102,732 102,989
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 214,447 214,719
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 1,450,000 1,451,028
Stellantis Financial
Underwritten Enhanced
Lease Trust
Series 2025-BA, Class A3,
4.27%, 1/22/2029(a) 1,430,000 1,427,343
Series 2025-CA, Class A3,
4.11%, 4/20/2029(a) 2,400,000 2,383,805
Toyota Auto Receivables
Owner Trust, Series 2026-
B, Class A2A, 4.04%,
2/15/2029 720,000 718,653
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 210,000 210,216
Veros Auto Receivables Trust,
Series 2026-1, Class A,
4.53%, 8/15/2028(a) 177,152 177,194
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 79,000 79,613
Westlake Automobile
Receivables Trust
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 860,441 861,139
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 990,000 991,738
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 489,199 491,485
Series 2025-3A, Class A3,
4.22%, 6/15/2029(a) 655,000 654,188
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 126,620 126,900
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 188,348 189,596
Series 2024-2A, Class A1,
4.87%, 6/21/2039(a) 273,997 275,028
Series 2024-3A, Class A1,
4.80%, 9/19/2039(a) 311,124 312,304
Wheels Fleet Lease Funding
LLC, Series 2025-3A, Class
A1, 4.08%, 9/18/2040(a) 810,000 803,650

34 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
World Omni Auto Receivables
Trust
Series 2024-C, Class A3,
4.43%, 12/17/2029 447,162 447,657
Series 2025-C, Class A3,
4.08%, 11/15/2030 1,740,000 1,733,084
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 139,218 139,506
78,400,276
Credit Card 0 .3%
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 1,500,000 1,502,250
Mission Lane Credit Card
Master Trust, Series
2026-A, Class A, 4.95%,
7/15/2032(a) 815,000 807,955
Robinhood Credit Card Trust,
Series 2026-1A, Class A,
4.80%, 7/21/2031(a) 200,000 199,565
2,509,770
Equipment Loans & Leases 0 .4%
Dell Equipment Finance Trust,
Series 2026-1A, Class A3,
4.32%, 12/22/2031(a) 250,000 248,958
DLLAD LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 2,896 2,898
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 200,000 201,666
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 28,415 28,431
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 39,891 39,940
OWN Equipment Fund II LLC,
Series 2025-1M, Class A,
5.48%, 9/26/2033(a) 529,414 522,568
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 3,013 3,015
SCF Equipment Leasing LLC
Series 2024-1A, Class A3,
5.52%, 1/20/2032(a) 315,816 318,721
Series 2025-1A, Class A3,
5.11%, 11/21/2033(a) 615,000 618,875
Series 2025-2A, Class A3,
4.33%, 6/20/2036(a) 1,395,000 1,376,967
3,362,039
Other 2 .6%
Affirm Asset Securitization
Trust, Series 2026-
X1, Class B, 4.59%,
4/15/2031(a) 220,000 219,494
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Affirm Master Trust, Series
2025-2A, Class A, 4.67%,
7/15/2033(a) 1,625,000 1,627,616
Applebee's Funding LLC,
Series 2025-1A, Class A2,
6.72%, 6/7/2055(a) 2,725,000 2,713,322
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 156,219 141,635
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 66,068 66,747
Series 2025-2CON, Class
A, 4.84%, 9/17/2036(a) 559,067 553,435
Bluepeak ABS Issuer LLC,
Series 2025-1A, Class A2,
5.86%, 12/20/2055(a) 2,160,000 2,153,283
ByzFunder Asset
Securitization I LLC, Series
2026-1, Class A, 6.46%,
6/15/2032(a) 1,360,000 1,353,784
CVS Pass-Through Trust,
6.94%, 1/10/2030 686,502 702,039
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 670,000 673,879
Ezee Fiber Funding LLC,
Series 2026-1A, Class A2,
5.99%, 8/20/2056(a) 690,000 692,791
Hilton Grand Vacations Trust,
Series 2022-2A, Class C,
5.57%, 1/25/2037(a) 24,859 24,906
Jack in the Box Funding LLC,
Series 2026-1A, Class A2,
7.62%, 5/25/2056(a) 1,295,000 1,290,095
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
5.10%, 8/15/2037(a)(b) 1,500,000 1,500,268
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 108,197 109,151
New Economy Assets - Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,097,564
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 131,653 131,624
Reach Abs Trust, Series
2026-1A, Class A, 4.32%,
2/15/2033(a) 312,567 312,406
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 280,000 282,381
SEB Funding LLC
Series 2024-1A, Class A2,
7.39%, 4/30/2054(a) 391,822 396,983

Nationwide Loomis Core Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 35
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2026-1A, Class A2,
6.67%, 1/30/2056(a) 1,670,000 1,652,871
Shentel Issuer LLC, Series
2025-1A, Class A2, 5.64%,
12/20/2055(a) 885,000 886,087
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 248,265 248,430
SoFi Consumer Loan Program
Trust, Series 2025-2, Class
A, 4.82%, 6/25/2034(a) 144,356 144,540
Wise CLO Ltd., Series
2024-2A, Class A, 5.21%,
7/15/2037(a)(b) 1,500,000 1,503,546
Zayo Issuer LLC
Series 2025-2A, Class A2,
5.95%, 6/20/2055(a) 1,715,000 1,726,090
Series 2026-1A, Class A2,
5.55%, 4/20/2056(a) 90,000 89,041
22,294,008
Student Loan 0 .0%
†
Navient Private Education Refi
Loan Trust
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 104,085 99,381
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 37,563 35,178
134,559
Total Asset-Backed Securities
(cost $109,155,539)
108,720,738
Collateralized Mortgage Obligations 0 .3%
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 576 564
FHLMC REMICS
Series 5065, Class HI, IO,
4.66%, 4/15/2042(b) 1,229,091 182,070
Series 5065, Class EI, IO,
5.31%, 11/25/2044(b) 256,960 45,088
Series 5094, Class , IO,
1.37%, 12/15/2048(b) 749,674 46,095
Series 5214, Class BI, IO,
0.88%, 4/25/2052(b) 88,059 3,207
FNMA REMICS
Series 2004-29, Class PS,
IO, 3.87%, 5/25/2034(b) 621,462 59,141
Series 2016-32, Class SA,
IO, 2.37%, 10/25/2034(b) 2,519,305 168,237
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 2,358,442 184,825
Series 2010-57, Class SA,
IO, 2.72%, 6/25/2040(b) 838,003 68,707
Series 2010-63, Class SA,
IO, 2.77%, 6/25/2040(b) 692,144 56,988
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2010-118, Class SN,
IO, 2.87%, 10/25/2040(b) 3,841,937 481,035
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 187,739 23,900
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 161,348 24,426
Series 2021-24, Class , IO,
1.04%, 3/25/2059(b) 3,467,964 179,212
GNMA REMICS
Series 2019-21, Class , IO,
4.50%, 2/20/2049 2,784,667 391,170
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 327,464 21,749
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 113,862 19,369
Series 2012-H20, Class PT,
4.62%, 7/20/2062(b) 11,579 11,630
Series 2018-H02, Class ZJ,
3.87%, 10/20/2064(b) 207,094 199,507
Series 2017-H12, Class EZ,
5.49%, 6/20/2066(b) 32,059 31,973
Series 2017-H13, Class JZ,
5.16%, 5/20/2067(b) 95,993 95,501
Series 2017-H22, Class FD,
3.94%, 11/20/2067(b) 6,555 6,504
Series 2017-H25, Class FD,
3.89%, 12/20/2067(b) 15,066 14,926
Series 2021-H08, Class IA,
IO, 0.63%, 1/20/2068(b) 171,329 745
Series 2019-H01, Class FT,
4.14%, 10/20/2068(b) 230,865 230,765
Series 2019-H05, Class FT,
4.23%, 4/20/2069(b) 203,505 203,505
Series 2019-H13, Class FT,
4.25%, 8/20/2069(b) 25,819 25,821
Series 2019-H18, Class DF,
4.14%, 10/20/2069(b) 86,700 86,583
Series 2021-H03, Class ,
IO, 0.50%, 4/20/2070(b) 1,583,945 1,545
Total Collateralized Mortgage Obligations
(cost $2,537,714)
2,864,788
Commercial Mortgage-Backed Securities 4 .3%
ALA Trust, Series 2025-
OANA, Class A, 5.42%,
6/15/2040(a)(b) 435,000 436,631
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 687,944
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 947,977
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,863,031
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,302,875
BANK5, Series 2023-
5YR4, Class A3, 6.50%,
12/15/2056 233,716 239,524

36 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 1,174,359 1,203,955
BAY Trust, Series 2026-
MDWS, Class A, 5.32%,
6/15/2041(a)(b) 2,580,000 2,571,968
BBCMS Mortgage Trust,
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,291,432
Benchmark Mortgage Trust,
Series 2024-V7, Class A3,
6.23%, 5/15/2056(b) 570,000 585,715
BFLD Commercial Mortgage
Trust, Series 2025-
660F, Class A, 5.18%,
11/15/2042(a)(b) 1,110,000 1,111,388
BPR Trust, Series 2021-
NRD, Class A, 5.20%,
12/15/2038(a)(b) 815,000 813,450
BX Trust
Series 2024-VLT4, Class A,
5.17%, 6/15/2041(a)(b) 753,208 752,268
Series 2025-DELC, Class A,
5.23%, 12/15/2042(a)(b) 565,000 566,412
Series 2025-VLT7, Class A,
5.38%, 7/15/2044(a)(b) 1,810,000 1,804,908
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 854,513
COMM Mortgage Trust, Series
2024-CBM, Class A2,
5.87%, 12/10/2041(a)(b) 185,000 186,035
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 716,025
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 308,249
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,030,000 950,559
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 390,000 394,396
Extended Stay America Trust
Series 2025-ESH, Class A,
4.98%, 10/15/2042(a)(b) 327,465 328,079
Series 2026-ESH2, Class A,
4.88%, 2/15/2043(a)(b) 1,110,251 1,111,975
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.58%, 1/25/2030(b) 465,336 21,741
Series K142, Class X1, IO,
0.30%, 3/25/2032(b) 5,745,806 86,021
Series K145, Class X1, IO,
0.32%, 5/25/2032(b) 1,470,979 25,313
Series K146, Class X1, IO,
0.23%, 6/25/2032(b) 4,974,894 67,580
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series K147, Class X1, IO,
0.37%, 6/25/2032(b) 3,797,526 77,856
Series K149, Class X1, IO,
0.27%, 8/25/2032(b) 6,212,026 100,711
Series K-150, Class X1, IO,
0.31%, 9/25/2032(b) 5,409,768 101,743
Series K157, Class X1, IO,
0.01%, 8/25/2033(b) 8,828,674 28,118
Series K-1513, Class X1,
IO, 0.85%, 8/25/2034(b) 946,535 43,319
Series K-1521, Class X1,
IO, 0.98%, 8/25/2036(b) 2,765,140 194,033
Series K143, Class X1, IO,
0.34%, 4/25/2055(b) 2,586,633 46,720
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 1.89%, 6/25/2028(b) 302,682 2,731
Series 2020-M37, Class X,
IO, 0.98%, 4/25/2032(b) 1,058,358 35,218
Series 2020-M43, Class X1,
IO, 1.85%, 8/25/2034(b) 4,523,900 229,999
Series 2020-M36, Class X1,
IO, 1.30%, 9/25/2034(b) 724,926 37,468
GNMA REMICS
Series 2018-82, Class , IO,
0.44%, 5/16/2058(b) 8,017,234 215,612
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 758,940 42,696
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,638,452 155,053
Series 2021-20, Class , IO,
1.14%, 8/16/2062(b) 2,371,195 185,982
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,551,850 177,478
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,341,252 148,370
Series 2020-128, Class , IO,
0.92%, 10/16/2062(b) 1,325,192 86,638
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,040,236 121,115
Series 2021-12, Class , IO,
0.95%, 3/16/2063(b) 2,766,378 185,931
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,101,859 162,657
Series 2021-106, Class , IO,
0.85%, 4/16/2063(b) 2,780,672 177,057
Series 2021-132, Class BI,
IO, 0.91%, 4/16/2063(b) 3,596,872 235,502
Series 2021-151, Class , IO,
0.91%, 4/16/2063(b) 3,180,411 214,656
Series 2021-10, Class , IO,
0.99%, 5/16/2063(b) 617,688 47,347
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,573,829 230,120
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,335,245 185,414
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 1,935,434 103,066
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,342,460 132,903

Nationwide Loomis Core Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 37
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 410,000 340,300
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 744,295 690,453
GS Mortgage Securities Trust,
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 386,793
Hudson Yards Mortgage Trust,
Series 2026-10HY, Class A,
5.09%, 12/10/2039(a)(b) 2,575,000 2,555,388
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 394,257 374,990
NYC Trust, Series 2026-
9W57, Class A, 4.89%,
6/6/2040(a)(b) 2,905,000 2,862,887
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 755,000 763,007
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 6.75%,
11/15/2027(a)(b) 566,085 333,990
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 4.92%,
12/15/2039(a)(b) 525,000 525,328
Wells Fargo Commercial
Mortgage Trust
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,911,916
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,314,616
Total Commercial Mortgage-Backed
Securities
(cost $38,550,066) 36,995,145
Corporate Bonds 41 .9%
Aerospace & Defense 0 .1%
Boeing Co. (The) ,
2.95%, 2/1/2030 550,000 514,440
3.25%, 2/1/2035(d) 500,000 425,967
GE Capital Funding LLC ,
4.55%, 5/15/2032(d) 322,000 316,746
1,257,153
Automobile Components 0 .1%
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 1,111,144
Automobiles 1 .0%
General Motors Co. ,
5.63%, 4/15/2030(d) 830,000 845,537
Hyundai Capital America ,
2.38%, 10/15/2027(a) 385,000 374,505
4.75%, 6/18/2029(a) 1,221,000 1,212,642
5.15%, 3/27/2030(a) 1,050,000 1,049,370
5.00%, 4/7/2031(a)(d) 411,000 406,650
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Mercedes-Benz Finance North
America LLC ,
4.25%, 3/10/2029(a) 1,141,000 1,123,436
4.88%, 8/3/2029(a) 1,892,000 1,888,642
Nissan Motor Acceptance Co.
LLC ,
5.55%, 9/13/2029(a) 705,000 685,623
Volkswagen Group of America
Finance LLC ,
5.25%, 3/22/2029(a)(d) 1,100,000 1,105,073
8,691,478
Banks 9 .1%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(e) 500,000 501,066
Banco Bilbao Vizcaya
Argentaria SA ,
4.97%, 5/8/2031(d) 1,000,000 989,472
Bank of America Corp. ,
(SOFR + 0.87%), 4.48%,
4/23/2030(e) 3,182,000 3,147,158
(SOFR + 1.84%), 5.87%,
9/15/2034(e) 400,000 411,410
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d)(e) 1,250,000 1,107,245
Banque Federative du Credit
Mutuel SA ,
4.79%, 7/9/2029(a) 3,758,000 3,732,677
Barclays plc ,
(SOFR + 0.91%), 4.91%,
6/26/2030(e) 1,686,000 1,677,027
BBVA Mexico SA Institucion
De Banca Multiple Grupo
Financiero BBVA Mexico ,
5.40%, 6/3/2031(a) 1,625,000 1,613,300
BNP Paribas SA ,
(SOFR + 0.94%), 4.89%,
6/30/2030(a)(e) 1,978,000 1,968,423
CaixaBank SA ,
(SOFR + 1.21%), 4.82%,
4/22/2032(a)(d)(e) 1,254,000 1,231,040
Canadian Imperial Bank of
Commerce ,
(United States SOFR
Compounded Index
+ 1.01%), 5.05%,
6/16/2032(e) 1,205,000 1,196,881
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(e) 398,000 398,663
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(e) 2,925,000 2,925,352

38 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Credit Agricole SA ,
(SOFR + 1.17%), 4.66%,
1/12/2032(a)(e) 1,887,000 1,841,319
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.98%),
5.00%, 3/27/2032(a)(e) 2,315,000 2,292,010
DNB Bank ASA ,
(SOFR + 1.13%), 4.83%,
3/30/2032(a)(e) 2,190,000 2,160,376
Federation des Caisses
Desjardins du Quebec ,
5.02%, 5/27/2031(a) 1,385,000 1,380,011
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(e) 430,000 430,780
First-Citizens Bank & Trust
Co. ,
(SOFR + 1.15%), 5.10%,
7/13/2029(d)(e) 2,080,000 2,074,803
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(e) 585,000 587,572
(SOFR + 0.94%), 4.71%,
5/12/2030(e) 1,948,000 1,931,603
(SOFR + 1.21%), 4.68%,
3/10/2032(d)(e) 1,331,000 1,299,558
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d)(e) 407,000 417,601
(SOFR + 1.28%), 5.27%,
1/15/2031(d)(e) 295,000 296,269
Huntington National Bank
(The) ,
5.65%, 1/10/2030 1,000,000 1,020,694
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
5.20%, 6/29/2032(a)(e) 1,906,000 1,884,640
JPMorgan Chase & Co. ,
(SOFR + 1.26%), 5.15%,
4/23/2037(e) 1,137,000 1,102,507
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.25%),
5.80%, 7/23/2041(e) 385,000 381,111
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.60%),
4.24%, 2/10/2030(e) 620,000 609,576
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.82%),
5.19%, 7/23/2032(e) 1,011,000 1,009,344
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.68%),
4.78%, 7/13/2030(e) 3,116,000 3,097,476
Morgan Stanley Private Bank
NA ,
(SOFR + 1.02%), 4.47%,
11/19/2031(e) 2,870,000 2,793,386
National Bank of Canada ,
4.50%, 10/10/2029(d) 990,000 980,760
National Securities Clearing
Corp. ,
4.70%, 6/9/2031(a) 665,000 658,966
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.80%),
4.98%, 6/18/2032(d)(e) 1,150,000 1,137,690
Norinchukin Bank (The) ,
5.36%, 3/10/2036(a) 557,000 541,680
Pinnacle Financial Partners,
Inc. ,
(SOFR + 1.70%), 5.60%,
5/19/2032(e) 1,282,000 1,270,994
Royal Bank of Canada ,
(SOFR + 0.89%), 4.50%,
8/6/2029(e) 3,445,000 3,428,368
Santander Holdings USA, Inc. ,
(SOFR + 1.60%), 5.70%,
6/5/2037(e) 1,250,000 1,218,424
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.58%), 5.14%,
9/22/2036(d)(e) 875,000 834,513
Societe Generale SA ,
5.25%, 2/19/2027(a) 305,000 306,346
(SOFR + 1.28%), 5.37%,
5/27/2032(a)(e) 2,975,000 2,959,019
(SOFR + 1.51%), 5.40%,
8/8/2034(a)(e) 398,000 388,924
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.77%),
4.30%, 1/13/2030(a)(e) 911,000 895,730
Sumitomo Mitsui Financial
Group, Inc. ,
(SOFR + 1.05%), 4.93%,
7/7/2032(d)(e) 2,340,000 2,311,809
Swedbank AB ,
6.14%, 9/12/2026(a) 510,000 511,089
5.41%, 3/14/2029(a) 725,000 735,759
Toronto-Dominion Bank (The) ,
Series F, 4.85%,
7/27/2029(d) 1,790,000 1,791,187
4.87%, 4/22/2033 905,000 883,921

Nationwide Loomis Core Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(e) 1,655,000 1,651,058
Truist Financial Corp. ,
Series I, (SOFR + 0.88%),
4.96%, 7/23/2030(e) 785,000 783,816
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(e) 1,470,000 1,470,055
Wells Fargo & Co. ,
(SOFR + 0.74%), 4.18%,
1/23/2030(e) 1,899,000 1,868,419
(SOFR + 0.97%), 4.84%,
5/20/2032(e) 3,412,000 3,365,545
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 1,250,000 1,106,160
78,610,582
Beverages 0 .2%
Bacardi Ltd. ,
5.90%, 6/15/2043(a)(d) 150,000 140,932
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 1,075,000 1,086,817
Suntory Holdings Ltd. ,
5.12%, 6/11/2029(a) 400,000 402,452
1,630,201
Biotechnology 0 .2%
Amgen, Inc. ,
4.05%, 8/18/2029(d) 325,000 318,699
5.65%, 2/19/2056 965,000 900,641
CSL Finance plc ,
4.25%, 4/27/2032(a) 540,000 514,911
1,734,251
Broadline Retail 0 .6%
Amazon.com, Inc. ,
5.10%, 7/9/2033 2,259,000 2,238,010
5.80%, 3/13/2056 2,434,000 2,238,065
eBay, Inc. ,
4.25%, 3/6/2029 1,095,000 1,080,767
5,556,842
Capital Markets 4 .9%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 655,000 644,521
6.35%, 10/23/2029(a) 440,000 438,963
6.63%, 6/10/2031(a)(d) 730,000 727,185
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030 497,000 488,442
Ares Capital Corp. ,
5.55%, 1/15/2030 810,000 801,598
Ares Strategic Income Fund ,
5.70%, 3/15/2028(d) 580,000 580,118
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 615,000 612,883
5.95%, 3/15/2030 205,000 198,598
5.95%, 3/1/2031 670,000 642,997
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Barings BDC, Inc. ,
5.20%, 9/15/2028 910,000 896,430
BGC Group, Inc. ,
6.15%, 4/2/2030 430,000 436,083
Blackstone Secured Lending
Fund ,
5.90%, 5/21/2031 332,000 322,869
Blue Owl Capital Corp. ,
6.30%, 8/15/2031(d) 575,000 567,645
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028(d) 178,000 183,396
6.55%, 10/15/2031(a)(d) 1,112,000 1,097,829
Blue Owl Technology Finance
Corp. ,
6.75%, 4/4/2029(d) 645,000 644,026
6.50%, 10/15/2029(d) 471,000 465,162
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 445,000 460,584
Carlyle Secured Lending, Inc. ,
5.75%, 2/15/2031 785,000 742,517
Deutsche Bank AG ,
(SOFR + 1.72%), 5.30%,
5/9/2031(e) 1,775,000 1,776,040
(SOFR + 1.30%), 4.95%,
8/4/2031(e) 1,010,000 997,535
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 902,015
FS KKR Capital Corp. ,
7.88%, 1/15/2029 345,000 354,835
6.13%, 1/15/2030 565,000 550,735
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.71%), 4.15%,
1/21/2029(e) 2,449,000 2,425,768
(SOFR + 1.34%), 5.09%,
4/20/2034(d)(e) 1,755,000 1,717,943
(SOFR + 1.82%), 6.22%,
7/21/2057(e) 1,537,000 1,522,291
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 5,000 4,992
7.05%, 12/5/2028(d) 853,000 874,765
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028 300,000 297,830
Hercules Capital, Inc. ,
3.38%, 1/20/2027 820,000 813,271
5.35%, 2/10/2029 573,000 565,317
6.30%, 7/24/2031 99,000 97,729
HPS Corporate Lending Fund ,
5.45%, 11/15/2030 1,110,000 1,064,770
5.65%, 4/2/2031(a)(d) 690,000 664,558
ING Bank NV ,
4.71%, 7/7/2031(a) 2,610,000 2,579,142
Jefferies Financial Group, Inc. ,
5.13%, 4/28/2031 1,540,000 1,507,423
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(f) 4,000,000 400
LPL Holdings, Inc. ,
5.15%, 6/15/2030 900,000 896,334

40 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Main Street Capital Corp. ,
6.50%, 6/4/2027 540,000 545,683
5.40%, 8/15/2028(d) 353,000 352,081
Marex UK Holdings Ltd. ,
5.83%, 5/8/2028(d) 659,000 662,465
6.40%, 11/4/2029 650,000 663,772
Morgan Stanley ,
(SOFR + 1.11%), 5.23%,
1/15/2031(e) 850,000 854,325
(SOFR + 0.95%), 4.49%,
1/16/2032(e) 1,391,000 1,350,261
MSD Investment Corp. ,
6.38%, 6/12/2029(a) 181,000 180,652
6.25%, 5/31/2030 380,000 373,683
6.13%, 2/5/2031(a) 287,000 277,336
North Haven Private Income
Fund LLC ,
5.13%, 9/25/2028(a) 515,000 502,492
S&P Global, Inc. ,
2.90%, 3/1/2032(d) 400,000 359,534
Sixth Street Lending Partners ,
6.50%, 3/11/2029(d) 383,000 389,156
State Street Corp. ,
(SOFR + 0.91%), 4.56%,
4/23/2032(d)(e) 1,517,000 1,486,187
TPG Operating Group II LP ,
5.38%, 1/15/2036(d) 543,000 522,594
Trinity Capital, Inc. ,
7.00%, 5/21/2031 288,000 289,194
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(e) 2,000,000 2,002,297
(SOFR + 1.29%), 4.84%,
11/6/2033(a)(e) 1,275,000 1,236,715
42,613,966
Chemicals 0 .8%
Cabot Corp. ,
4.00%, 7/1/2029 415,000 404,669
Eastman Chemical Co. ,
4.50%, 2/20/2031 2,170,000 2,108,877
LYB International Finance III
LLC ,
5.50%, 3/1/2034(d) 865,000 849,878
Mosaic Co. (The) ,
4.35%, 1/15/2029(d) 573,000 566,096
Nutrien Ltd. ,
4.85%, 5/29/2031(d) 1,043,000 1,034,779
Syensqo Finance America
LLC ,
5.85%, 6/4/2034(a) 600,000 603,489
Westlake Corp. ,
6.38%, 11/15/2055 1,285,000 1,213,988
6,781,776
Commercial Services & Supplies 0 .4%
Element Fleet Management
Corp. ,
4.80%, 5/29/2029(a) 515,000 511,842
4.64%, 11/24/2030(a) 1,711,000 1,676,024
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Republic Services, Inc. ,
4.75%, 7/15/2031 1,381,000 1,371,630
3,559,496
Consumer Finance 2 .0%
AerCap Ireland Capital DAC ,
4.13%, 2/28/2029(d) 1,805,000 1,772,225
Ally Financial, Inc. ,
(SOFR + 1.78%), 5.55%,
7/31/2033(d)(e) 1,795,000 1,768,521
American Express Co. ,
(SOFR + 0.87%), 4.46%,
2/10/2032(d)(e) 1,151,000 1,124,963
American Honda Finance
Corp. ,
Series A, 5.25%,
7/8/2033(d) 1,460,000 1,438,957
Avilease Capital Ltd. ,
5.50%, 6/30/2031(a)(d) 1,360,000 1,352,227
Avolon Holdings Funding Ltd. ,
4.95%, 1/15/2028(a)(d) 532,000 532,964
4.95%, 10/15/2032(a) 1,713,000 1,653,152
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(e) 685,000 688,892
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 855,000 856,160
Mitsubishi HC Finance
America LLC ,
5.15%, 10/24/2029(a)(d) 1,125,000 1,129,399
Stellantis Financial Services
US Corp. ,
4.95%, 9/15/2028(a) 1,349,000 1,339,282
5.40%, 6/15/2029(a) 797,000 791,396
Synchrony Financial ,
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(e) 545,000 553,116
(SOFR + 1.68%), 5.45%,
3/6/2031(e) 520,000 518,103
(SOFR + 1.53%), 4.95%,
2/25/2032(e) 335,000 324,471
(SOFR + 2.03%), 6.28%,
7/31/2037(e) 380,000 379,899
Toyota Motor Credit Corp. ,
Series B, 4.60%, 3/11/2033 1,120,000 1,082,978
17,306,705
Consumer Staples Distribution & Retail 0 .3%
Alimentation Couche-Tard,
Inc. ,
4.15%, 9/29/2028(a) 2,110,000 2,087,039
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 400,121 416,041
2,503,080
Containers & Packaging 0 .4%
Amcor Group Finance plc ,
5.45%, 5/23/2029(d) 2,115,000 2,147,899

Nationwide Loomis Core Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Sonoco Products Co. ,
4.60%, 9/1/2029 1,150,000 1,136,985
3,284,884
Distributors 0 .2%
Genuine Parts Co. ,
4.95%, 8/15/2029(d) 840,000 834,434
LKQ Corp. ,
5.75%, 6/15/2028(d) 510,000 516,032
1,350,466
Diversified REITs 0 .1%
VICI Properties LP ,
4.75%, 4/1/2028(d) 630,000 628,344
Diversified Telecommunication Services 0 .7%
AT&T, Inc. ,
6.20%, 10/30/2056 2,333,000 2,159,418
Beacon Point DC LLC ,
6.13%, 11/30/2042(a) 602,000 577,637
Comcast Corp. ,
2.94%, 11/1/2056 208,000 105,068
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a) 675,000 685,462
Space Exploration
Technologies Corp. ,
5.65%, 7/15/2033(a) 3,042,000 2,914,318
6,441,903
Electric Utilities 2 .2%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 525,000 528,394
4.25%, 6/15/2028(a)(d) 2,000,000 1,975,476
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a) 550,000 551,722
Duke Energy Carolinas LLC ,
5.75%, 6/15/2056(d) 664,000 629,158
ENEL Finance International
NV ,
4.38%, 9/30/2030(a) 1,805,000 1,758,860
Evergy, Inc. ,
4.25%, 3/15/2029 1,010,000 995,601
2.90%, 9/15/2029(d) 1,020,000 960,731
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 2,625,000 2,606,640
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 250,000 246,856
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a) 170,000 149,712
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 325,000 327,922
Liberty Utilities Co. ,
5.10%, 5/15/2031(a) 1,093,000 1,079,892
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc. ,
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.77%), 6.20%,
10/1/2056(d)(e) 485,000 473,941
NSTAR Electric Co. ,
4.85%, 3/1/2030 535,000 534,853
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028 440,000 441,079
6.10%, 1/15/2029(d) 927,000 951,236
5.60%, 8/15/2036 999,000 979,923
PacifiCorp ,
4.25%, 3/15/2029 1,190,000 1,170,815
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 15,000 14,581
Southern California Edison
Co. ,
5.85%, 11/1/2027 400,000 405,307
5.15%, 6/1/2029 1,141,000 1,146,665
Vistra Operations Co. LLC ,
5.00%, 7/31/2027(a) 85,000 84,971
4.30%, 7/15/2029(a) 1,000,000 975,702
Xcel Energy, Inc. ,
4.75%, 3/21/2028 355,000 355,407
19,345,444
Electronic Equipment, Instruments & Components 0 .4%
Arrow Electronics, Inc. ,
5.15%, 8/21/2029(d) 840,000 842,699
Flex Ltd. ,
6.00%, 1/15/2028 570,000 577,907
Jabil, Inc. ,
4.20%, 2/1/2029 732,000 718,676
TD SYNNEX Corp. ,
4.30%, 1/17/2029 965,000 948,691
3,087,973
Energy Equipment & Services 0 .1%
Helmerich & Payne, Inc. ,
5.50%, 12/1/2034 890,000 861,861
Entertainment 0 .3%
Netflix, Inc. ,
5.25%, 8/15/2036(d) 1,635,000 1,612,067
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028(d) 685,000 688,117
2,300,184
Financial Services 1 .4%
Atlas Warehouse Lending Co.
LP ,
6.25%, 1/15/2030(a) 465,000 475,870
4.95%, 11/15/2030(a) 945,000 923,335
Block Financial LLC ,
5.38%, 9/15/2032 1,255,000 1,230,535
Enact Holdings, Inc. ,
6.25%, 5/28/2029 1,050,000 1,077,047
Experian Finance US, Inc. ,
5.35%, 8/24/2036(a) 1,265,000 1,227,979

42 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Global Payments, Inc. ,
4.88%, 11/15/2030(d) 1,339,000 1,302,460
Mastercard, Inc. ,
4.60%, 6/8/2031 2,109,000 2,086,479
Nationwide Building Society ,
5.13%, 7/29/2029(a) 723,000 727,684
NTT Finance Corp. ,
4.74%, 3/31/2028(a)(d) 952,000 951,188
Rocket Cos., Inc. ,
6.13%, 8/1/2031(a) 1,480,000 1,486,744
Western Union Co. (The) ,
4.75%, 6/15/2029 925,000 915,664
12,404,985
Food Products 0 .5%
Campbell's Co. (The) ,
4.55%, 3/21/2031 1,392,000 1,344,798
Conagra Brands, Inc. ,
5.40%, 8/1/2031 380,000 379,676
JBS NV ,
3.63%, 1/15/2032 111,000 101,835
5.75%, 4/1/2033 610,000 618,675
6.25%, 3/1/2056(d) 1,331,000 1,245,579
McCormick & Co., Inc. ,
4.15%, 2/15/2029 570,000 561,149
4,251,712
Gas Utilities 0 .4%
Atmos Energy Corp. ,
4.75%, 1/15/2032 3,534,000 3,489,342
Ground Transportation 0 .6%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 1,600,000 1,572,368
ERAC USA Finance LLC ,
5.25%, 4/30/2036(a) 875,000 856,024
Fedex Freight Holding Co.,
Inc. ,
4.65%, 3/15/2031(a) 1,373,000 1,336,825
SMBC Aviation Capital
Finance DAC ,
5.20%, 7/23/2031(a) 1,316,000 1,310,510
5,075,727
Health Care Providers & Services 0 .2%
Cardinal Health, Inc. ,
5.00%, 11/15/2029(d) 1,595,000 1,601,487
Universal Health Services,
Inc. ,
4.63%, 10/15/2029 445,000 437,984
2,039,471
Health Care REITs 0 .2%
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 1,380,000 1,372,372
Health Care Technology 0 .0%
†
IQVIA, Inc. ,
5.70%, 5/15/2028(d) 430,000 434,487
Corporate Bonds
Principal
Amount ($) Value ($)
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
4.25%, 12/15/2028 385,000 379,167
Hotels, Restaurants & Leisure 0 .3%
Hyatt Hotels Corp. ,
5.25%, 6/30/2029(d) 670,000 675,417
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 1,515,000 1,528,737
2,204,154
Household Durables 0 .1%
Panasonic Holdings Corp. ,
5.36%, 7/8/2036(a) 790,000 774,550
Sekisui House US, Inc. ,
3.97%, 8/6/2061 600,000 369,491
1,144,041
Household Products 0 .1%
Clorox Co. (The) ,
4.70%, 5/15/2031(d) 1,267,000 1,246,837
Independent Power and Renewable Electricity Producers
0 .1%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a) 280,000 291,606
Southern Power Co. ,
4.80%, 6/15/2031 800,000 790,914
1,082,520
Industrial REITs 0 .2%
LXP Industrial Trust ,
6.75%, 11/15/2028 224,000 231,884
Prologis Targeted US Logistics
Fund LP ,
4.63%, 3/15/2033(a)(d) 1,980,000 1,892,213
2,124,097
Insurance 4 .7%
American National Global
Funding ,
4.63%, 12/15/2028(a) 25,000 24,705
5.25%, 6/3/2030(a)(d) 1,180,000 1,171,526
American National Group,
Inc. ,
6.00%, 7/15/2035(d) 546,000 532,843
Athene Global Funding ,
4.83%, 5/9/2028(a) 1,047,000 1,044,140
5.13%, 6/1/2029(a) 1,036,000 1,034,682
5.38%, 1/7/2030(a) 617,000 615,346
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 1,005,000 1,009,887
5.65%, 6/10/2029(a)(d) 700,000 705,361
CNO Global Funding ,
4.38%, 9/8/2028(a)(d) 1,373,000 1,355,963
5.20%, 6/11/2031(a) 1,700,000 1,687,349
Corebridge Global Funding ,
5.20%, 6/24/2029(a)(d) 800,000 805,285
F&G Global Funding ,
4.65%, 9/8/2028(a) 325,000 321,017
4.50%, 1/9/2029(a) 1,432,000 1,407,496

Nationwide Loomis Core Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Fairfax Financial Holdings
Ltd. ,
6.20%, 6/8/2056(a)(d) 2,150,000 2,034,434
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 975,000 964,259
GA Global Funding Trust ,
5.50%, 4/1/2032(a)(d) 860,000 847,688
Guardian Life Global Funding ,
4.81%, 6/1/2031(a) 620,000 613,357
Jackson National Life Global
Funding ,
4.70%, 6/5/2028(a) 1,135,000 1,129,402
4.55%, 9/9/2030(a) 671,000 653,067
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a)(d) 1,145,000 1,141,309
4.20%, 1/12/2029(a) 820,000 805,253
4.95%, 5/21/2031(a) 415,000 409,183
Massachusetts Mutual Life
Insurance Co. ,
5.95%, 6/1/2056(a)(d) 2,375,000 2,236,184
MassMutual Global Funding II ,
5.15%, 5/30/2029(a)(d) 750,000 757,142
Mercury General Corp. ,
6.25%, 6/15/2036 605,000 601,984
NLG Global Funding ,
5.40%, 1/23/2030(a) 450,000 454,312
4.35%, 9/15/2030(a) 1,370,000 1,331,715
Old Republic International
Corp. ,
5.70%, 6/1/2036 1,138,000 1,118,640
Pacific Life Global Funding II ,
4.85%, 2/10/2030(a) 1,425,000 1,420,330
Pine Street Trust III ,
6.22%, 5/15/2054(a)(d) 405,000 394,254
Principal Life Global Funding
II ,
4.65%, 5/18/2029(a) 1,743,000 1,732,851
Protective Life Global
Funding ,
4.82%, 7/16/2029(a) 1,054,000 1,050,643
RGA Global Funding ,
5.10%, 5/26/2031(a)(d) 1,580,000 1,576,174
Sammons Financial Group
Global Funding ,
4.95%, 6/12/2030(a) 1,570,000 1,550,808
5.10%, 6/22/2031(a) 1,057,000 1,043,740
SBL Holdings, Inc. ,
5.90%, 9/26/2028(a)(d) 551,000 538,425
7.20%, 10/30/2034(a)(d) 875,000 805,853
SiriusPoint Ltd. ,
7.00%, 4/5/2029 690,000 715,959
Sompo Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.41%, 4/22/2037(a)(d)(e) 938,000 900,812
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a)(d) 1,340,000 1,331,159
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Western-Southern Global
Funding,
4.70%, 12/10/2032(a) 897,000 865,381
40,739,918
Interactive Media & Services 0 .2%
Meta Platforms, Inc. ,
5.63%, 11/15/2055 1,130,000 945,093
6.30%, 5/15/2056 1,120,000 1,027,846
1,972,939
IT Services 1 .0%
Accenture Capital, Inc. ,
5.60%, 7/10/2036 1,037,000 1,030,019
Booz Allen Hamilton, Inc. ,
5.38%, 1/30/2030 634,000 633,963
CGI, Inc. ,
4.95%, 3/14/2030 1,822,000 1,801,863
DXC Technology Co. ,
2.38%, 9/15/2028(d) 1,160,000 1,096,831
Gartner, Inc. ,
5.60%, 11/20/2035 2,273,000 2,138,244
Sopaipilla Investor LLC ,
7.53%, 11/30/2048(a)(c) 1,686,000 1,747,512
8,448,432
Leisure Products 0 .1%
Hasbro, Inc. ,
4.65%, 3/12/2031 625,000 612,449
Polaris, Inc. ,
5.60%, 3/1/2031(d) 635,000 631,151
1,243,600
Life Sciences Tools & Services 0 .1%
Illumina, Inc. ,
4.65%, 9/9/2026 620,000 620,193
Machinery 0 .6%
CNH Industrial Capital LLC ,
4.50%, 10/16/2030(d) 769,000 751,294
4.95%, 6/25/2031 3,040,000 3,005,218
Daimler Truck Finance North
America LLC ,
4.65%, 10/12/2030(a) 1,395,000 1,372,054
5,128,566
Media 0 .3%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 655,000 664,750
Cox Communications, Inc. ,
5.95%, 9/1/2054(a) 1,490,000 1,186,701
Omnicom Group, Inc. ,
5.00%, 6/2/2033 904,000 873,696
2,725,147
Metals & Mining 0 .3%
ArcelorMittal SA ,
5.38%, 5/19/2036 827,000 804,821
Glencore Funding LLC ,
5.19%, 4/1/2030(a) 720,000 722,134

44 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Glencore Funding LLC,
5.51%, 4/1/2036(a) 853,000 840,720
2,367,675
Multi-Utilities 0 .1%
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 636,353
DTE Energy Co. ,
4.95%, 7/1/2027 595,000 597,305
1,233,658
Office REITs 0 .1%
Cousins Properties LP ,
4.88%, 3/1/2033 560,000 536,729
Oil, Gas & Consumable Fuels 1 .3%
Australian Metcoal Financing
Pty. Ltd. ,
6.25%, 10/22/2031(a) 234,000 235,977
Chevron USA, Inc. ,
4.69%, 4/15/2030(d) 1,330,000 1,329,574
Columbia Pipelines Operating
Co. LLC ,
5.51%, 5/15/2036(a) 955,000 938,618
Energy Transfer LP ,
5.50%, 6/1/2027 1,000,000 1,005,784
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.22%),
6.70%, 1/15/2057(e) 1,150,000 1,132,998
Kinder Morgan, Inc. ,
6.15%, 8/1/2056 3,025,000 2,943,305
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 650,000 593,537
ONEOK, Inc. ,
6.25%, 10/15/2055(d) 925,000 887,965
Targa Resources Corp. ,
6.05%, 5/15/2056(d) 434,000 408,714
Var Energi ASA ,
5.00%, 5/18/2027(a) 1,092,245 1,094,235
Western Midstream Operating
LP ,
5.70%, 7/1/2036 1,015,000 1,001,946
11,572,653
Paper & Forest Products 0 .2%
Georgia-Pacific LLC ,
4.90%, 5/15/2033(a)(d) 1,431,000 1,405,605
Passenger Airlines 0 .1%
Air Canada ,
3.88%, 8/15/2026(a) 420,000 419,501
Southwest Airlines Co. ,
4.38%, 11/15/2028(d) 733,000 724,486
1,143,987
Pharmaceuticals 0 .3%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 350,000 359,954
6.38%, 7/20/2056(a) 2,195,000 2,121,832
2,481,786
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services 0 .2%
Automatic Data Processing,
Inc. ,
5.00%, 5/7/2036(d) 669,000 651,847
Equifax, Inc. ,
5.10%, 6/1/2028 580,000 583,172
5.65%, 8/15/2033 430,000 431,412
1,666,431
Residential REITs 0 .3%
Invitation Homes Operating
Partnership LP ,
4.95%, 2/1/2032(d) 1,005,000 989,883
Mid-America Apartments LP ,
4.65%, 1/15/2033(d) 1,282,000 1,239,883
2,229,766
Retail REITs 0 .1%
Kite Realty Group Trust ,
4.75%, 9/15/2030(d) 549,000 542,178
Realty Income Corp. ,
4.75%, 4/15/2033(d) 525,000 510,358
1,052,536
Semiconductors & Semiconductor Equipment 0 .6%
Intel Corp. ,
6.13%, 5/15/2056(d) 920,000 863,201
Microchip Technology, Inc. ,
5.05%, 2/15/2030(d) 630,000 627,209
NVIDIA Corp. ,
5.63%, 6/15/2056(d) 2,595,000 2,348,190
NXP BV ,
4.30%, 8/19/2028(d) 960,000 950,744
4,789,344
Software 0 .8%
Intuit, Inc. ,
5.50%, 6/15/2036 2,180,000 2,128,699
Microsoft Corp. ,
2.92%, 3/17/2052 200,000 119,591
Oracle Corp. ,
5.95%, 9/26/2055(d) 2,207,000 1,753,548
6.70%, 2/4/2056(d) 1,335,000 1,177,150
Roper Technologies, Inc. ,
4.25%, 9/15/2028 500,000 495,170
Salesforce, Inc. ,
5.55%, 3/15/2036(d) 1,623,000 1,582,637
7,256,795
Specialized REITs 0 .6%
CubeSmart LP ,
3.13%, 9/1/2026 450,000 449,603
EPR Properties ,
4.75%, 11/15/2030 1,377,000 1,339,740
Equinix, Inc. ,
5.80%, 8/15/2036 2,125,000 2,103,789
Extra Space Storage LP ,
5.70%, 4/1/2028(d) 260,000 263,713
2.20%, 10/15/2030 850,000 758,340
4,915,185

Nationwide Loomis Core Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail 0 .1%
AutoNation, Inc. ,
4.45%, 1/15/2029 917,000 905,142
Textiles, Apparel & Luxury Goods 0 .2%
PVH Corp. ,
5.50%, 6/13/2030(d) 1,351,000 1,358,153
Tobacco 0 .3%
BAT Capital Corp. ,
3.46%, 9/6/2029(d) 1,010,000 971,027
Imperial Brands Finance plc ,
4.50%, 6/30/2028(a) 1,460,000 1,452,468
2,423,495
Trading Companies & Distributors 0 .7%
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 858,640
6.50%, 7/18/2028(a) 155,000 159,186
Aviation Capital Group LLC ,
4.25%, 4/30/2029(a) 385,000 377,385
5.13%, 4/10/2030(a) 885,000 880,254
GATX Corp. ,
5.40%, 3/15/2027 325,000 326,527
Mitsubishi Corp. ,
5.00%, 7/2/2029(a) 575,000 578,735
Sumisho Air Lease Corp. ,
4.50%, 3/24/2029(a) 2,740,000 2,706,959
5,887,686
Water Utilities 0 .1%
Essential Utilities, Inc. ,
4.80%, 8/15/2027 580,000 581,173
Wireless Telecommunication Services 0 .3%
SoftBank Corp. ,
4.70%, 7/9/2030(a) 922,000 902,573
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 500,000 304,165
Vodafone Group plc ,
6.10%, 6/18/2056(d) 1,462,000 1,361,975
2,568,713
Total Corporate Bonds
(cost $373,798,289)
363,161,952
Foreign Government Security 0 .2%
MEXICO 0 .2%
United Mexican States ,
5.38%, 3/22/2033 1,375,000 1,323,162
Total Foreign Government Security
(cost $1,370,446)
1,323,162
Mortgage-Backed Securities 20 .9%
FHLMC UMBS Pool
Pool# SD8199
2.00%, 3/1/2052 1,078,803 845,738
Pool# SD8200
2.50%, 3/1/2052 1,682,036 1,379,760
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8205
2.50%, 4/1/2052 15,349,333 12,592,411
Pool# QE0012
2.50%, 4/1/2052 1,413,717 1,160,686
Pool# QE0764
3.00%, 4/1/2052 4,296,703 3,672,877
Pool# QE2352
2.50%, 5/1/2052 1,098,681 901,192
Pool# SD8219
2.50%, 6/1/2052 904,082 741,158
Pool# QE4044
2.50%, 6/1/2052 528,876 432,442
Pool# SD2088
3.50%, 6/1/2052 8,072,649 7,179,881
Pool# SD2254
3.50%, 7/1/2052 784,276 697,850
Pool# RA7672
4.50%, 7/1/2052 2,739,492 2,592,600
Pool# SD8234
2.50%, 8/1/2052 4,713,253 3,866,627
Pool# SD8237
4.00%, 8/1/2052 2,683,105 2,454,411
Pool# SD8271
2.50%, 10/1/2052 831,614 680,847
Pool# QF1212
4.00%, 10/1/2052 3,535,486 3,241,612
Pool# SD8288
5.00%, 1/1/2053 3,052,081 2,966,960
Pool# SD8302
6.50%, 2/1/2053 195,429 201,916
Pool# SD8309
6.00%, 3/1/2053 276,770 281,364
Pool# SD2921
4.50%, 5/1/2053 423,554 401,431
Pool# SD6706
4.50%, 1/1/2054 5,190,221 4,896,882
Pool# SD8409
6.00%, 3/1/2054 4,055,397 4,104,810
Pool# SD8461
5.00%, 9/1/2054 1,729,659 1,672,216
Pool# SD8464
6.50%, 9/1/2054 3,144,484 3,242,497
Pool# SD8491
5.00%, 12/1/2054 3,584,364 3,464,906
Pool# SD8493
5.50%, 12/1/2054 1,924,741 1,908,238
Pool# QX2607
5.50%, 1/1/2055 2,571,248 2,566,611
Pool# QX9585
6.00%, 4/1/2055 1,225,030 1,239,203
Pool# SL1788
5.50%, 6/1/2055 4,556,893 4,574,114
Pool# SL1790
6.00%, 6/1/2055 2,390,221 2,445,346
Pool# QZ4829
6.00%, 10/1/2055 1,958,079 1,980,788
Pool# TA0220
5.00%, 12/1/2055 968,437 941,163
Pool# RQ0093
4.50%, 2/1/2056 1,565,016 1,471,011
Pool# SL5534
4.50%, 5/1/2056 1,529,109 1,437,260

46 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# BS6952
5.34%, 10/1/2032 1,129,195 1,158,502
Pool# 310240
3.50%, 11/1/2043 4,199,411 3,863,365
Pool# BF0673
2.50%, 6/1/2062 2,616,588 2,084,742
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 708,013 663,287
Pool# FM1776
3.00%, 10/1/2034 205,434 196,424
Pool# FS1360
3.00%, 4/1/2037 776,279 725,642
Pool# BC0180
4.00%, 1/1/2046 542,984 508,189
Pool# BC9003
3.00%, 11/1/2046 78,943 69,444
Pool# AS8483
3.00%, 12/1/2046 62,479 54,591
Pool# MA2863
3.00%, 1/1/2047 336,121 294,124
Pool# BM2003
4.00%, 10/1/2047 315,964 294,090
Pool# MA3209
3.00%, 12/1/2047 1,052,318 913,793
Pool# MA3275
3.00%, 2/1/2048 925,761 807,222
Pool# CA2208
4.50%, 8/1/2048 1,009,340 960,615
Pool# CA2469
4.00%, 10/1/2048 73,991 68,736
Pool# BN0906
4.00%, 11/1/2048 835,001 775,523
Pool# CA3866
3.50%, 7/1/2049 1,421,546 1,275,200
Pool# BP5783
3.00%, 5/1/2050 4,043,087 3,487,775
Pool# MA4210
2.50%, 12/1/2050 755,575 623,280
Pool# MA4491
1.50%, 12/1/2051 1,172,457 873,997
Pool# CB2400
2.50%, 12/1/2051 5,346,120 4,378,693
Pool# CB2665
3.00%, 1/1/2052 2,942,987 2,519,925
Pool# MA4562
2.00%, 3/1/2052 1,780,369 1,396,093
Pool# FS2122
3.00%, 3/1/2052 1,084,481 930,647
Pool# BU8944
3.00%, 4/1/2052 3,867,717 3,311,991
Pool# CB3496
3.00%, 5/1/2052 4,607,929 3,954,059
Pool# MA4623
2.50%, 6/1/2052 506,613 416,274
Pool# BU8730
2.50%, 6/1/2052 295,917 242,909
Pool# MA4624
3.00%, 6/1/2052 936,745 801,798
Pool# FS5493
2.50%, 7/1/2052 3,484,726 2,855,830
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4652
2.50%, 7/1/2052 332,157 272,102
Pool# MA4653
3.00%, 7/1/2052 4,388,717 3,756,450
Pool# MA4654
3.50%, 7/1/2052 799,627 710,638
Pool# MA4743
2.50%, 8/1/2052 323,016 264,958
Pool# FS3497
3.50%, 8/1/2052 4,223,920 3,752,546
Pool# MA4732
4.00%, 9/1/2052 5,740,747 5,258,080
Pool# MA4733
4.50%, 9/1/2052 1,469,110 1,389,030
Pool# MA4782
3.50%, 10/1/2052 3,985,223 3,537,900
Pool# MA4805
4.50%, 11/1/2052 1,215,059 1,147,688
Pool# MA4933
3.50%, 2/1/2053 794,795 705,583
Pool# MA4980
6.00%, 4/1/2053 409,826 417,162
Pool# DA1019
6.50%, 9/1/2053 56,707 58,619
Pool# FA2840
3.00%, 11/1/2053 6,966,140 5,954,783
Pool# MA5248
6.50%, 1/1/2054 997,259 1,028,345
Pool# CB8422
6.00%, 2/1/2054 1,153,582 1,170,425
Pool# MA5273
6.50%, 2/1/2054 414,500 427,406
Pool# MA5389
6.00%, 6/1/2054 819,739 830,341
Pool# MA5552
5.00%, 12/1/2054 1,813,322 1,753,646
Pool# FA3923
6.50%, 4/1/2055 1,779,318 1,835,781
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
5.50%, 9/25/2056 9,300,000
9,189,524
GNMA I Pool
Pool# 399109
7.50%, 2/15/2027 190 190
Pool# 445661
7.50%, 7/15/2027 483 489
Pool# 443887
7.50%, 8/15/2027 878 889
Pool# 455381
7.50%, 8/15/2027 169 170
Pool# 446699
6.00%, 8/15/2028 1,540 1,545
Pool# 482748
6.00%, 9/15/2028 9,773 9,802
Pool# 781029
6.50%, 5/15/2029 9,198 9,352
GNMA II Pool
Pool# MA8043
3.00%, 5/20/2052 4,121,327 3,580,298
Pool# MA8098
3.00%, 6/20/2052 3,895,000 3,383,683

Nationwide Loomis Core Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA8099
3.50%, 6/20/2052 1,303,093 1,164,513
Pool# MA8429
5.50%, 11/20/2052 480,510 481,809
Pool# MA8647
5.00%, 2/20/2053 345,878 337,284
Pool# MA8726
5.50%, 3/20/2053 1,433,350 1,435,936
Pool# MA8727
6.00%, 3/20/2053 289,414 296,410
Pool# MA8801
5.50%, 4/20/2053 1,962,717 1,968,057
GNMA TBA
5.00%, 8/15/2056 2,500,000
2,418,680
Total Mortgage-Backed Securities
(cost $188,896,522)
181,293,682
Municipal Bonds 0 .1%
District of Columbia 0 .1%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 679,848
Massachusetts 0 .0%
†
Massachusetts Educational
Financing Authority, RB,
Series A, 3.85%, 5/25/2033 98,439 98,164
Total Municipal Bonds
(cost $789,798)
778,012
U.S. Government Agency Security 0 .5%
FHLB, 4.75%, 3/10/2034 4,400,000 4,400,695
Total U.S. Government Agency Security
(cost $4,421,034)
4,400,695
U.S. Treasury Obligations 17 .3%
U.S. Treasury Bonds
2.00%, 11/15/2041 13,365,000 8,892,946
2.38%, 2/15/2042 6,000,000 4,205,156
3.25%, 5/15/2042 3,500,000 2,772,383
3.88%, 2/15/2043 2,058,000 1,752,918
3.88%, 5/15/2043 5,420,000 4,604,459
4.38%, 8/15/2043 10,030,000 9,066,963
4.75%, 11/15/2043 9,430,000 8,916,875
4.13%, 8/15/2044 3,895,000 3,382,108
4.63%, 11/15/2044 5,125,000 4,744,228
5.00%, 5/15/2045 12,553,000 12,161,209
5.00%, 5/15/2046 2,725,000 2,636,012
2.25%, 8/15/2046 2,100,000 1,306,758
2.25%, 8/15/2049 9,000,000 5,315,976
2.25%, 2/15/2052 9,500,000 5,419,453
2.88%, 5/15/2052 1,750,000 1,149,668
4.50%, 11/15/2054 2,699,000 2,390,829
4.75%, 5/15/2055 9,995,000 9,227,025
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.75%, 2/15/2056 (d) 5,802,000 5,361,411
U.S. Treasury Notes
4.13%, 6/30/2031 (d) 7,889,000 7,784,224
4.38%, 1/31/2032 13,814,000 13,751,406
4.13%, 2/15/2036 (d) 13,982,000 13,361,549
4.38%, 5/15/2036 21,739,000 21,168,351
Total U.S. Treasury Obligations
(cost $165,146,982)
149,371,907
Short-Term Investments 0 .1%
Shares
Money Market Funds 0 .1%
BlackRock Liquidity FedFund,
Institutional Shares,
3.56%(g)(h) 300,000 300,000
Invesco Government
& Agency Portfolio,
Institutional Shares,
3.64%(g)(h) 300,000 300,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.59%(g)(h) 300,000 300,000
Total Short-Term Investments
(cost $900,000)
900,000
Repurchase Agreements 1 .9%
Principal
Amount ($)
CF Secured, LLC
3.63%, dated 7/31/2026,
due 8/3/2026, repurchase
price $12,444,652,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056;
total market value
$12,693,545. (h) 12,440,889 12,440,889

48 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets
3.65%, dated 7/31/2026,
due 8/3/2026, repurchase
price $4,001,217,
collateralized by U.S.
Government Agency
Securities, ranging from
0.12% - 4.38%, maturing
1/31/2027 - 4/30/2033;
total market value
$4,081,241. (h) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $16,440,889)
16,440,889
Total Investments
(cost $902,007,279) — 100.1%
866,250,970
Liabilities in excess of other
assets — (0.1)% (561,479)
NET ASSETS — 100.0%
$ 865,689,491
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2026 was
$243,903,506 which represents 28.17% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2026.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2026.
(d) The security or a portion of this security is on loan as of July
31, 2026. The total value of securities on loan as of July 31,
2026 was $60,153,318, which was collateralized by cash
used to purchase money market funds and repurchase
agreements with a value of $900,000 and $16,440,889,
respectively, and by $45,066,014 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
8/11/2026 - 2/15/2056, a total value of $62,406,903.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2026.
(f) Security in default.
(g) Represents 7-day effective yield as of July 31, 2026.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $17,340,889.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities

Nationwide Loomis Core Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 49
Futures contracts outstanding as of July 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 29 9/2026 USD 3,073,320 (19,155)
U.S. Treasury 10 Year Ultra Note 39 9/2026 USD 4,278,422 (47,577)
U.S. Treasury Long Bond 129 9/2026 USD 13,972,312 (252,711)
U.S. Treasury Ultra Bond 99 9/2026 USD 10,859,063 (276,503)
Net contracts (595,946)
Currency:
USD United States Dollar

50 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Loomis Core Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 51
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 108,720,738 $ – $ 108,720,738
Collateralized Mortgage Obligations – 2,864,788 – 2,864,788
Commercial Mortgage-Backed Securities – 36,995,145 – 36,995,145
Corporate Bonds – 363,161,952 – 363,161,952
Foreign Government Security – 1,323,162 – 1,323,162
Mortgage-Backed Securities – 181,293,682 – 181,293,682
Municipal Bonds – 778,012 – 778,012
Repurchase Agreements – 16,440,889 – 16,440,889
Short-Term Investments 900,000 – – 900,000
U.S. Government Agency Security – 4,400,695 – 4,400,695
U.S. Treasury Obligations – 149,371,907 – 149,371,907
Total Assets $ 900,000 $ 865,350,970 $ – $ 866,250,970
Liabilities:
Futures Contracts $ (595,946) $ – $ – $ (595,946)
Total Liabilities $ (595,946) $ – $ – $ (595,946)
Total $ 304,054 $ 865,350,970 $ – $ 865,655,024

52 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2026:
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (595,946)
Total $ (595,946)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis Short Term Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 53
Asset-Backed Securities 15.8%
Principal
Amount ($) Value ($)
Automobiles 12.4%
Ally Auto Receivables Trust
Series 2025-1, Class A3,
3.96%, 3/15/2030 120,000 119,554
Series 2026-1, Class A3,
3.92%, 10/15/2030 140,000 138,778
American Credit Acceptance
Receivables Trust
Series 2025-2, Class C,
5.11%, 4/14/2031(a) 80,000 80,232
Series 2026-2, Class C,
4.85%, 5/10/2032(a) 170,000 169,072
Series 2026-1, Class C,
4.55%, 1/12/2033(a) 165,000 163,676
AmeriCredit Automobile
Receivables Trust
Series 2024-1, Class A3,
5.43%, 1/18/2029 157,733 158,314
Series 2026-1, Class A3,
4.15%, 11/18/2032(a) 550,000 546,467
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 17,411 17,452
AutoNation Finance Trust
Series 2025-1A, Class A2,
4.72%, 4/10/2028(a) 11,789 11,792
Series 2026-1A, Class A3,
4.03%, 8/12/2030(a) 135,000 134,029
Series 2026-2A, Class A3,
4.56%, 6/16/2031(a) 140,000 139,785
Avis Budget Rental Car
Funding AESOP LLC
Series 2025-1A, Class A,
4.80%, 8/20/2029(a) 100,000 99,921
Series 2026-1A, Class A,
4.28%, 8/20/2030(a) 235,000 230,852
BMW Vehicle Lease Trust
Series 2025-1, Class A3,
4.43%, 6/26/2028 85,000 85,091
Series 2025-2, Class A3,
3.97%, 9/25/2028 350,000 348,742
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 19,773 19,830
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 80,000 80,017
Bridgecrest Lending Auto
Securitization Trust
Series 2024-3, Class B,
5.37%, 10/16/2028 17,795 17,810
Series 2025-2, Class A3,
4.78%, 12/15/2028 38,318 38,372
Series 2025-3, Class A3,
4.66%, 1/15/2029 35,000 35,045
Series 2026-1, Class A3,
4.04%, 12/17/2029 140,000 139,427
Series 2026-2, Class A3,
4.27%, 1/15/2030 55,000 54,854
Series 2026-3, Class C,
5.02%, 4/15/2032 165,000 164,983
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Carmax Auto Owner Trust,
Series 2026-3, Class A2,
4.36%, 10/15/2029 125,000 124,934
CarMax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 80,463 80,578
Series 2025-2, Class A2A,
4.59%, 7/17/2028 50,924 50,982
Series 2025-4, Class A2A,
3.95%, 3/15/2029 78,893 78,782
Series 2026-2, Class A3,
4.22%, 6/16/2031 180,000 178,473
CarMax Select Receivables
Trust
Series 2025-A, Class A3,
4.77%, 9/17/2029 235,000 235,618
Series 2026-A, Class A2A,
4.03%, 12/17/2029 165,000 164,619
Series 2026-B, Class A3,
4.64%, 12/16/2030 110,000 109,994
Carvana Auto Receivables
Trust
Series 2024-P2, Class A3,
5.33%, 7/10/2029 79,638 80,003
Series 2024-P4, Class A3,
4.64%, 1/10/2030 57,343 57,450
Series 2025-P2, Class A3,
4.55%, 8/12/2030 135,000 135,127
Series 2025-P3, Class A3,
4.04%, 11/11/2030 120,000 119,398
Series 2026-P2, Class A3,
4.77%, 4/10/2031 335,000 335,571
Chase Auto Owner Trust
Series 2026-1A, Class A2,
4.25%, 7/25/2029(a) 380,000 379,646
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 200,395 201,500
Series 2024-5A, Class A3,
4.18%, 8/27/2029(a) 108,328 108,260
Chesapeake Funding II LLC,
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 52,539 52,744
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 36,691 36,777
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 2,741 2,743
Series 2024-3A, Class A,
4.68%, 9/15/2034(a) 240,000 240,321
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 140,000 140,351
Series 2025-2A, Class B,
4.87%, 1/15/2036(a) 65,000 64,864
Series 2026-1A, Class A,
4.65%, 4/15/2036(a) 100,000 99,361
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 135,000 135,099

54 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Enterprise Fleet Financing
LLC
Series 2025-1, Class A2,
4.65%, 10/20/2027(a) 28,739 28,775
Series 2025-3, Class A2,
4.50%, 4/20/2028(a) 89,919 90,025
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 143,109 144,102
Series 2025-4, Class A2,
4.05%, 8/20/2028(a) 74,268 74,096
Series 2026-2, Class A2,
4.33%, 2/20/2029(a) 95,000 94,786
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 57,599 57,817
Exeter Automobile
Receivables Trust
Series 2025-2A, Class A3,
4.74%, 1/16/2029 76,535 76,601
Series 2025-4A, Class A3,
4.39%, 9/17/2029 35,000 35,005
Series 2026-2A, Class A3,
4.45%, 5/15/2030 130,000 129,906
Series 2024-4A, Class C,
5.48%, 8/15/2030 65,000 65,383
Series 2026-3A, Class C,
4.92%, 10/15/2032 165,000 164,394
Exeter Select Automobile
Receivables Trust
Series 2025-1, Class A2,
4.83%, 10/16/2028 2,308 2,309
Series 2026-1, Class A2,
4.37%, 10/15/2029 105,000 104,900
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 121,759 122,200
First Investors Auto Owner
Trust
Series 2026-1A, Class A3,
4.50%, 5/15/2031(a) 200,000 199,227
Series 2025-1A, Class C,
4.75%, 12/15/2031(a) 115,000 114,220
Ford Credit Auto Lease Trust
Series 2025-A, Class A3,
4.72%, 6/15/2028 145,000 145,347
Series 2026-A, Class A3,
4.00%, 7/15/2029 185,000 183,786
Series 2026-B, Class A3,
4.68%, 12/15/2029 435,000 435,325
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 32,571 32,602
GLS Auto Receivables Issuer
Trust
Series 2025-3A, Class A2,
4.52%, 7/17/2028(a) 21,032 21,044
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 4,437 4,437
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 102,122 102,314
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2026-1A, Class A3,
3.97%, 11/15/2029(a) 75,000 74,658
Series 2026-2A, Class B,
4.63%, 9/16/2030(a) 90,000 89,592
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 50,000 50,177
GLS Auto Select Receivables
Issuer Trust, Series 2025-
4A, Class A2, 4.17%,
2/18/2031(a) 80,818 80,552
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 89,245 89,793
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 40,542 40,540
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 76,929 77,070
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 24,448 24,586
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 51,933 51,901
GM Financial Automobile
Leasing Trust
Series 2025-3, Class A2A,
4.19%, 10/20/2027 27,959 27,966
Series 2024-3, Class A3,
4.21%, 10/20/2027 49,389 49,403
Series 2025-1, Class A3,
4.66%, 2/21/2028 185,000 185,322
Series 2026-2, Class A3,
4.30%, 3/20/2029 220,000 219,367
GM Financial Consumer
Automobile Receivables
Trust
Series 2026-1, Class A2A,
3.77%, 3/16/2029 87,665 87,436
Series 2026-3, Class A2A,
4.28%, 5/16/2029 200,000 199,953
Harley-Davidson Motorcycle
Trust
Series 2024-A, Class A3,
5.37%, 3/15/2029 165,974 166,831
Series 2023-B, Class A4,
5.78%, 4/15/2031 170,000 171,901
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 295,000 296,492
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 130,000 130,903
Honda Auto Receivables
Owner Trust
Series 2023-3, Class A3,
5.41%, 2/18/2028 91,291 91,628
Series 2026-2, Class A2A,
4.11%, 12/15/2028 265,000 264,669
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 114,121 114,680

Nationwide Loomis Short Term Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 55
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Hyundai Auto Lease
Securitization Trust
Series 2026-A, Class A2A,
3.85%, 5/15/2028(a) 139,475 139,096
Series 2026-C, Class A2A,
4.43%, 12/15/2028(a) 230,000 230,005
Series 2026-B, Class A3,
4.21%, 4/16/2029(a) 215,000 214,031
Hyundai Auto Receivables
Trust, Series 2025-B, Class
A3, 4.36%, 12/17/2029 110,000 109,977
LAD Auto Receivables Trust
Series 2025-2A, Class A2,
4.30%, 7/17/2028(a) 14,369 14,373
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 20,788 20,811
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 88,915 89,303
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 53,366 53,428
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 116,021 116,210
Series 2026-2A, Class A2,
4.17%, 8/15/2029(a) 355,000 354,649
M&T Bank Auto Receivables
Trust, Series 2026-
1A, Class A2, 4.33%,
7/16/2029(a) 170,000 170,034
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 68,400 68,566
NextGear Floorplan Master
Owner Trust
Series 2024-1A, Class A2,
5.12%, 3/15/2029(a) 210,000 210,899
Series 2025-2A, Class A2,
4.23%, 10/15/2030(a) 165,000 163,072
Series 2026-1A, Class A2,
4.07%, 2/15/2031(a) 190,000 186,925
Octane Receivables Trust
Series 2025-1A, Class A2,
4.25%, 2/20/2031(a) 132,569 132,323
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 74,368 74,679
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 76,021 76,187
Santander Drive Auto
Receivables Trust
Series 2024-3, Class A3,
5.63%, 1/16/2029 9,215 9,220
Series 2023-5, Class B,
6.16%, 12/17/2029 326,832 328,779
Series 2025-4, Class A3,
4.17%, 4/15/2030 100,000 99,791
Series 2023-1, Class C,
5.09%, 5/15/2030 67,052 67,290
Series 2023-3, Class C,
5.77%, 11/15/2030 130,940 132,056
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
SBNA Auto Lease Trust
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 26,955 26,974
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 22,159 22,174
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 3,063 3,064
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 98,105 98,350
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 72,759 72,851
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 155,000 155,110
Stellantis Financial
Underwritten Enhanced
Lease Trust
Series 2025-BA, Class A3,
4.27%, 1/22/2029(a) 310,000 309,424
Series 2025-CA, Class A3,
4.11%, 4/20/2029(a) 270,000 268,178
Series 2026-BA, Class A3,
4.52%, 11/20/2029(a) 80,000 79,779
Toyota Auto Receivables
Owner Trust
Series 2023-C, Class A3,
5.16%, 4/17/2028 42,382 42,503
Series 2026-B, Class A2A,
4.04%, 2/15/2029 230,000 229,570
Series 2026-C, Class A2A,
4.29%, 5/15/2029 200,000 199,918
Series 2024-D, Class A3,
4.40%, 6/15/2029 89,067 89,142
Toyota Lease Owner Trust
Series 2024-B, Class A3,
4.21%, 9/20/2027(a) 104,618 104,631
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 225,000 223,421
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 45,000 45,046
Veros Auto Receivables Trust
Series 2026-1, Class A,
4.53%, 8/15/2028(a) 55,360 55,373
Series 2026-2, Class A,
4.65%, 3/12/2029(a) 90,000 89,987
Volkswagen Auto Loan
Enhanced Trust, Series
2024-1, Class A2A, 4.65%,
11/22/2027 22,542 22,552
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 40,000 40,311
Westlake Automobile
Receivables Trust
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 96,551 96,630
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 334,087 335,648

56 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-3A, Class A3,
4.22%, 6/15/2029(a) 140,000 139,826
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 76,535 76,704
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 91,136 91,740
Wheels Fleet Lease Funding
LLC, Series 2026-1A, Class
A2A, 4.30%, 4/18/2039(a) 110,000 109,717
World Omni Auto Receivables
Trust
Series 2025-C, Class A2A,
4.19%, 10/16/2028 125,109 125,152
Series 2024-C, Class A3,
4.43%, 12/17/2029 150,447 150,614
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 61,256 61,383
17,648,787
Credit Card 0.6%
Citibank Credit Card Issuance
Trust, Series 2025-A1,
Class A, 4.30%, 6/21/2030 415,000 413,381
Mission Lane Credit Card
Master Trust
Series 2024-B, Class A,
5.88%, 1/15/2030(a) 105,000 105,154
Series 2026-A, Class A,
4.95%, 7/15/2032(a) 260,000 257,753
World Financial Network
Credit Card Master Trust,
Series 2024-A, Class A,
5.47%, 2/15/2031 65,000 65,522
841,810
Equipment Loans & Leases 0.7%
CCG Receivables Trust,
Series 2023-1, Class A2,
5.82%, 9/16/2030(a) 2,401 2,402
Crockett Partners Equipment
Co. IIA LLC, Series 2024-
1C, Class A, 6.05%,
1/20/2031(a) 146,364 146,698
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 28,585 28,601
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 216,020 216,514
HPEFS Equipment Trust,
Series 2025-2A, Class A2,
4.07%, 11/22/2032(a) 209,036 208,867
John Deere Owner Trust,
Series 2023-A, Class A3,
5.01%, 11/15/2027 18,180 18,202
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 27,975 28,010
OWN Equipment Fund I LLC,
Series 2024-2M, Class A,
5.70%, 12/20/2032(a) 79,395 79,000
SCF Equipment Leasing LLC,
Series 2025-2A, Class A2,
4.26%, 12/22/2031(a) 209,014 208,563
936,857
Other 2.0%
ACHV ABS TRUST
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 2,611 2,615
Series 2024-2PL, Class A,
5.07%, 10/27/2031(a) 10,379 10,394
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 50,092 45,416
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 31,232 31,553
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 75,340 77,485
Bluepeak ABS Issuer LLC,
Series 2025-1A, Class A2,
5.86%, 12/20/2055(a) 240,000 239,254
ByzFunder Asset
Securitization I LLC, Series
2026-1, Class A, 6.46%,
6/15/2032(a) 230,000 228,949
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 105,000 105,608
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 53,972 54,716
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 53,787 54,498
Series 2025-3EXT, Class A,
4.56%, 10/25/2044(a) 94,276 93,035
Jack in the Box Funding LLC,
Series 2026-1A, Class A2,
7.62%, 5/25/2056(a) 220,000 219,167
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 54,098 54,575
New Economy Assets - Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 240,000 194,402
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 44,073 44,063
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 120,000 121,020

Nationwide Loomis Short Term Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 57
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 100,000 100,067
RKTL, Series 2026-2A, Class
A, 4.33%, 5/25/2035(a) 206,682 206,394
SEB Funding LLC, Series
2026-1A, Class A2, 6.67%,
1/30/2056(a) 320,000 316,718
Shentel Issuer LLC, Series
2025-1A, Class A2, 5.64%,
12/20/2055(a) 95,000 95,117
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 106,399 106,470
SoFi Consumer Loan Program
Trust
Series 2025-1, Class A,
4.80%, 2/27/2034(a) 24,955 24,990
Series 2025-2, Class A,
4.82%, 6/25/2034(a) 30,460 30,499
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 265,000 266,384
Verizon Master Trust
Series 2024-8, Class A1A,
4.62%, 11/20/2030 25,000 25,060
Series 2025-7, Class A1A,
3.96%, 8/20/2031 120,000 118,660
2,867,109
Student Loan 0.1%
Navient Private Education Refi
Loan Trust
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 46,018 42,188
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 14,906 13,959
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 160,666 145,310
201,457
Total Asset-Backed Securities
(cost $22,577,139)
22,496,020
Collateralized Mortgage Obligations 0.1%
FHLMC REMICS, Series
3721, Class PE, 3.50%,
9/15/2040 24,014 23,229
FNMA REMICS
Series 2012-100, Class WA,
1.50%, 9/25/2027 9,283 9,155
Series 2012-93, Class DP,
1.50%, 9/25/2027 6,621 6,541
GNMA REMICS
Series 2011-39, Class NE,
3.50%, 9/16/2039 21,851 21,211
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2010-H22, Class FE,
4.09%, 5/20/2059(b) 2,739 2,699
Series 2011-H11, Class FA,
4.24%, 3/20/2061(b) 15,243 15,225
Series 2012-H18, Class NA,
4.26%, 8/20/2062(b) 7,107 7,103
Series 2016-H13, Class FT,
4.32%, 5/20/2066(b) 396 396
Series 2017-H25, Class FD,
3.89%, 12/20/2067(b) 11,555 11,447
Series 2019-H01, Class FT,
4.14%, 10/20/2068(b) 11,451 11,446
Series 2019-H13, Class FT,
4.25%, 8/20/2069(b) 20,998 21,000
Total Collateralized Mortgage Obligations
(cost $132,785)
129,452
Commercial Mortgage-Backed Securities 4.9%
ALA Trust, Series 2025-
OANA, Class A, 5.42%,
6/15/2040(a)(b) 60,000 60,225
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 175,000 180,215
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 60,593 62,099
BAY Trust, Series 2026-
MDWS, Class A, 5.32%,
6/15/2041(a)(b) 440,000 438,630
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 320,000 323,955
BFLD Commercial Mortgage
Trust, Series 2025-
660F, Class A, 5.18%,
11/15/2042(a)(b) 225,000 225,281
BPR Trust, Series 2021-
NRD, Class A, 5.20%,
12/15/2038(a)(b) 350,000 349,334
BX Trust
Series 2024-VLT4, Class A,
5.17%, 6/15/2041(a)(b) 95,950 95,830
Series 2025-DELC, Class A,
5.23%, 12/15/2042(a)(b) 100,000 100,250
Series 2025-VLT7, Class A,
5.38%, 7/15/2044(a)(b) 200,000 199,438
CFCRE Commercial Mortgage
Trust REMICS, Series
2016-C7, Class A3, 3.84%,
12/10/2054 340,000 338,825
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 364,535
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 140,000 141,578
Extended Stay America Trust,
Series 2026-ESH2, Class A,
4.88%, 2/15/2043(a)(b) 126,484 126,681

58 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K531, Class AS,
4.16%, 9/25/2029(b) 618,852 617,830
Series K561, Class AS,
4.13%, 3/25/2031(b) 1,753,956 1,761,279
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 100,000 83,000
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 251,694 233,486
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 369,317 356,614
NYC Trust, Series 2026-
9W57, Class A, 4.89%,
6/6/2040(a)(b) 470,000 463,187
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 230,000 232,439
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 6.75%,
11/15/2027(a)(b) 290,692 171,509
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 4.92%,
12/15/2039(a)(b) 100,000 100,063
Total Commercial Mortgage-Backed
Securities
(cost $7,213,578) 7,026,283
Corporate Bonds 58.7%
Aerospace & Defense 0.3%
Boeing Co. (The) ,
6.30%, 5/1/2029 195,000 201,975
Lockheed Martin Corp. ,
4.15%, 8/15/2028 250,000 248,362
450,337
Automobile Components 0.2%
ZF North America Capital,
Inc. ,
7.50%, 3/24/2031(a)(c) 315,000 317,197
Automobiles 1.1%
Hyundai Capital America ,
4.88%, 11/1/2027(a) 70,000 70,123
4.75%, 4/6/2029(a) 25,000 24,829
4.75%, 6/18/2029(a) 291,000 289,008
5.15%, 3/27/2030(a)(c) 263,000 262,842
Mercedes-Benz Finance North
America LLC ,
4.65%, 4/1/2027(a) 215,000 215,357
4.25%, 3/10/2029(a) 363,000 357,412
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a) 99,000 98,372
5.63%, 9/29/2028(a) 262,000 260,442
1,578,385
Banks 13.8%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d) 200,000 200,427
ANZ New Zealand
International Ltd. ,
4.00%, 1/22/2029(a)(c) 473,000 465,482
Banco Bilbao Vizcaya
Argentaria SA ,
4.15%, 3/3/2029(c) 200,000 196,692
Banco Santander SA ,
4.87%, 4/15/2031 400,000 393,890
Bank of America Corp. ,
(SOFR + 0.87%), 4.48%,
4/23/2030(d) 725,000 717,061
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(c)(d) 95,000 95,478
Banque Federative du Credit
Mutuel SA ,
4.79%, 7/9/2029(a) 616,000 611,849
Barclays plc ,
(SOFR + 0.91%), 4.91%,
6/26/2030(d) 402,000 399,861
BBVA Mexico SA Institucion
De Banca Multiple Grupo
Financiero BBVA Mexico ,
5.40%, 6/3/2031(a) 286,000 283,941
CaixaBank SA ,
(SOFR + 1.14%), 4.63%,
7/3/2029(a)(d) 512,000 510,364
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027(c) 285,000 287,281
(SOFR + 1.03%), 4.86%,
3/30/2029(d) 184,000 184,255
(United States SOFR
Compounded Index
+ 0.79%), 4.28%,
1/29/2030(d) 52,000 51,246
(United States SOFR
Compounded Index
+ 1.01%), 5.05%,
6/16/2032(d) 205,000 203,619
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(d) 480,000 480,058
Depository Trust Co. (The) ,
4.30%, 3/27/2029(a)(c) 328,000 325,124

Nationwide Loomis Short Term Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Federation des Caisses
Desjardins du Quebec ,
5.02%, 5/27/2031(a) 236,000 235,150
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(d) 500,000 500,907
First-Citizens Bank & Trust
Co. ,
(SOFR + 1.15%), 5.10%,
7/13/2029(d) 350,000 349,126
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(d) 550,000 552,418
(SOFR + 0.94%), 4.71%,
5/12/2030(d) 448,000 444,229
Huntington National Bank
(The) ,
(SOFR + 0.72%), 4.87%,
4/12/2028(d) 505,000 505,689
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.80%),
5.00%, 6/29/2030(a)(d) 720,000 716,784
JPMorgan Chase & Co. ,
(SOFR + 0.86%), 4.51%,
10/22/2028(d) 235,000 234,485
(SOFR + 0.82%), 4.41%,
4/23/2030(d) 725,000 715,207
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
4.98%, 7/24/2030(d) 725,000 725,624
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.68%),
4.78%, 7/13/2030(d) 720,000 715,720
National Australia Bank Ltd. ,
Series B, 4.43%,
6/4/2029(c) 720,000 716,707
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.80%),
4.98%, 6/18/2032(d) 203,000 200,827
NatWest Markets plc ,
4.65%, 3/27/2029(a) 521,000 518,017
PNC Bank NA ,
(SOFR + 0.73%), 4.43%,
7/21/2028(c)(d) 695,000 693,738
Regions Bank ,
(SOFR + 0.81%), 4.76%,
7/27/2029(c)(d) 255,000 254,522
Royal Bank of Canada ,
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(d) 352,000 351,442
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada,
(SOFR + 0.89%), 4.50%,
8/6/2029(d) 443,000 440,861
Santander Holdings USA, Inc. ,
(SOFR + 1.10%), 5.04%,
6/5/2030(d) 359,000 357,218
Societe Generale SA ,
(SOFR + 0.86%), 4.86%,
7/7/2029(a)(d) 720,000 717,161
Sumitomo Mitsui Financial
Group, Inc. ,
(SOFR + 1.05%), 4.93%,
7/7/2032(d) 386,000 381,350
Svenska Handelsbanken AB ,
4.38%, 5/23/2028(a)(c) 580,000 578,880
Swedbank AB ,
6.14%, 9/12/2026(a) 285,000 285,609
Toronto-Dominion Bank (The) ,
4.57%, 6/2/2028(c) 391,000 390,388
Series F, 4.85%, 7/27/2029 425,000 425,282
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(d) 435,000 433,964
Truist Financial Corp. ,
Series I, (SOFR + 0.88%),
4.96%, 7/23/2030(d) 186,000 185,719
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(d) 495,000 495,018
Wells Fargo & Co. ,
(SOFR + 1.07%), 5.71%,
4/22/2028(d) 285,000 287,177
(SOFR + 0.74%), 4.18%,
1/23/2030(d) 429,000 422,091
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a) 505,000 507,401
19,745,339
Beverages 0.2%
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 280,000 283,078
Broadline Retail 0.7%
Amazon.com, Inc. ,
4.80%, 7/9/2031 507,000 502,190
eBay, Inc. ,
4.25%, 3/6/2029 120,000 118,440
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 367,571
988,201
Capital Markets 6.1%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 383,761
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030 77,000 75,674
Ares Capital Corp. ,
5.55%, 1/15/2030 130,000 128,651
Ares Strategic Income Fund ,
5.70%, 3/15/2028 142,000 142,029

60 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030 90,000 87,189
5.95%, 3/1/2031 125,000 119,962
Barings BDC, Inc. ,
5.20%, 9/15/2028 203,000 199,973
Blackstone Secured Lending
Fund ,
5.90%, 5/21/2031 53,000 51,542
Blue Owl Capital Corp. ,
6.30%, 8/15/2031 93,000 91,810
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029 5,000 5,016
6.55%, 10/15/2031(a)(c) 210,000 207,324
Blue Owl Technology Finance
Corp. ,
6.75%, 4/4/2029(c) 140,000 139,789
6.50%, 10/15/2029 60,000 59,256
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 165,000 170,778
Carlyle Secured Lending, Inc. ,
5.75%, 2/15/2031 128,000 121,073
Deutsche Bank AG ,
(SOFR + 1.21%), 5.37%,
1/10/2029(d) 518,000 521,644
FS KKR Capital Corp. ,
6.13%, 1/15/2030 143,000 139,390
7.50%, 8/1/2031 140,000 140,237
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.71%), 4.15%,
1/21/2029(d) 733,000 726,047
(SOFR + 1.17%), 5.24%,
7/21/2032(d) 725,000 723,574
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 23,000 22,964
7.05%, 12/5/2028(c) 115,000 117,934
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028 35,000 34,747
Hercules Capital, Inc. ,
3.38%, 1/20/2027 95,000 94,220
5.35%, 2/10/2029 124,000 122,338
6.30%, 7/24/2031 18,000 17,769
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 86,000 85,711
5.65%, 4/2/2031(a)(c) 135,000 130,022
ING Bank NV ,
4.56%, 7/7/2029(a)(c) 720,000 716,979
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 106,000 107,893
5.13%, 4/28/2031 243,000 237,860
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 50
Main Street Capital Corp. ,
6.50%, 6/4/2027 20,000 20,211
Marex UK Holdings Ltd. ,
5.83%, 5/8/2028 74,000 74,389
6.40%, 11/4/2029(c) 133,000 135,818
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley ,
(United States SOFR
Compounded Index
+ 0.85%), 4.87%,
7/12/2029(d) 725,000 724,867
Series I, (SOFR + 0.91%),
4.13%, 10/18/2029(c)(d) 742,000 730,488
MSD Investment Corp. ,
6.38%, 6/12/2029(a) 35,000 34,933
6.25%, 5/31/2030 45,000 44,252
6.13%, 2/5/2031(a) 32,000 30,922
New Mountain Finance Corp. ,
6.20%, 10/15/2027 40,000 40,099
North Haven Private Income
Fund LLC ,
5.13%, 9/25/2028(a) 82,000 80,009
Sixth Street Lending Partners ,
6.50%, 3/11/2029(c) 93,000 94,495
Trinity Capital, Inc. ,
7.00%, 5/21/2031 48,000 48,199
UBS AG ,
(SOFR + 0.81%), 4.30%,
3/16/2029(d) 526,000 523,117
USAA Capital Corp. ,
4.38%, 6/1/2028(a) 250,000 249,015
8,754,020
Chemicals 0.8%
Eastman Chemical Co. ,
5.00%, 8/1/2029 120,000 120,162
Methanex US Operations,
Inc. ,
6.25%, 3/15/2032(a)(c) 173,000 174,709
Mosaic Co. (The) ,
4.35%, 1/15/2029(c) 95,000 93,855
Orbia Advance Corp. SAB de
CV ,
6.80%, 5/13/2030(a)(c) 200,000 199,668
Sherwin-Williams Co. (The) ,
4.30%, 8/15/2028(c) 350,000 347,351
Syensqo Finance America
LLC ,
5.65%, 6/4/2029(a) 200,000 203,661
1,139,406
Commercial Services & Supplies 0.6%
Element Fleet Management
Corp. ,
5.64%, 3/13/2027(a) 518,000 520,857
4.80%, 5/29/2029(a) 41,000 40,749
Republic Services, Inc. ,
4.75%, 7/15/2031(c) 230,000 228,439
790,045
Consumer Finance 2.9%
AerCap Ireland Capital DAC ,
4.88%, 4/1/2028 495,000 495,909
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.96%), 5.74%,
5/15/2029(c)(d) 112,000 113,262

Nationwide Loomis Short Term Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co. ,
(SOFR + 0.81%), 4.35%,
7/20/2029(c)(d) 231,000 229,660
(SOFR + 0.81%), 4.44%,
5/3/2030(c)(d) 531,000 525,735
American Honda Finance
Corp. ,
Series A, 4.80%, 7/6/2029 567,000 565,187
Avilease Capital Ltd. ,
5.50%, 6/30/2031(a) 230,000 228,685
Avolon Holdings Funding Ltd. ,
4.95%, 1/15/2028(a) 195,000 195,353
4.20%, 4/15/2029(a)(c) 209,000 204,334
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(d) 100,000 100,568
Caterpillar Financial Services
Corp. ,
3.95%, 11/14/2028(c) 260,000 256,968
General Motors Financial Co.,
Inc. ,
5.05%, 4/4/2028 128,000 128,531
4.75%, 4/6/2029 245,000 243,961
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 143,000 143,194
OneMain Finance Corp. ,
6.63%, 5/15/2029 67,000 67,820
Stellantis Financial Services
US Corp. ,
4.95%, 9/15/2028(a) 200,000 198,559
5.40%, 6/15/2029(a) 206,000 204,552
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(d) 90,000 89,672
(SOFR + 1.53%), 4.95%,
2/25/2032(d) 53,000 51,334
(SOFR + 2.03%), 6.28%,
7/31/2037(d) 45,000 44,988
4,088,272
Consumer Staples Distribution & Retail 0.3%
Albertsons Cos., Inc. ,
5.75%, 3/31/2034(a)(c) 219,000 203,614
Alimentation Couche-Tard,
Inc. ,
4.15%, 9/29/2028(a)(c) 240,000 237,388
441,002
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028 135,000 135,303
Diversified REITs 0.5%
Equinix Europe 2 Financing
Corp. LLC ,
5.25%, 8/15/2031 715,000 710,624
VICI Properties LP ,
4.75%, 4/1/2028 75,000 74,803
785,427
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services 0.6%
ELK Grove Village Property
LLC ,
7.50%, 6/15/2031(a)(c) 95,000 91,509
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a) 200,000 203,100
Space Exploration
Technologies Corp. ,
5.35%, 7/15/2031(a) 565,000 549,931
844,540
Electric Utilities 3.7%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 250,000 251,616
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a) 45,000 45,141
Duke Energy Corp. ,
4.85%, 1/5/2027 295,000 295,645
Evergy, Inc. ,
4.25%, 3/15/2029 320,000 315,438
Georgia Power Co. ,
4.00%, 10/1/2028 390,000 385,466
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 502,000 503,747
Jersey Central Power & Light
Co. ,
4.15%, 1/15/2029(c) 510,000 503,312
Liberty Utilities Co. ,
5.10%, 5/15/2031(a) 243,000 240,086
NextEra Energy Capital
Holdings, Inc. ,
4.69%, 9/1/2027 255,000 255,406
4.85%, 2/4/2028 502,000 504,003
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028 35,000 35,086
6.10%, 1/15/2029 105,000 107,745
PacifiCorp ,
4.25%, 3/15/2029 270,000 265,647
Pinnacle West Capital Corp. ,
4.90%, 5/15/2028 540,000 541,621
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028(c) 315,000 314,509
Southern California Edison
Co. ,
5.15%, 6/1/2029 249,000 250,236
Vistra Operations Co. LLC ,
5.00%, 4/30/2031(a)(c) 504,000 496,259
Xcel Energy, Inc. ,
4.75%, 3/21/2028 30,000 30,034
5,340,997
Electrical Equipment 0.1%
Molex Electronic Technologies
LLC ,
4.75%, 4/30/2028(a) 200,000 200,540
Electronic Equipment, Instruments & Components 0.3%
Flex Ltd. ,
6.00%, 1/15/2028 180,000 182,497

62 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components
Jabil, Inc. ,
4.20%, 2/1/2029 114,000 111,925
TD SYNNEX Corp. ,
4.30%, 1/17/2029 112,000 110,107
404,529
Energy Equipment & Services 0.4%
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029(c) 367,000 365,475
Oceaneering International,
Inc. ,
6.88%, 7/15/2034(a) 145,000 148,366
513,841
Entertainment 0.2%
Netflix, Inc. ,
5.25%, 8/15/2036 193,000 190,293
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029(c) 113,000 114,386
304,679
Financial Services 3.3%
Atlas Warehouse Lending Co.
LP ,
6.05%, 1/15/2028(a) 250,000 252,697
Enact Holdings, Inc. ,
6.25%, 5/28/2029 205,000 210,281
Equitable America Global
Funding ,
4.65%, 6/9/2028(a) 525,000 523,282
Essent Group Ltd. ,
6.25%, 7/1/2029 135,000 138,730
Fidelity National Information
Services, Inc. ,
4.55%, 3/10/2029(c) 517,000 512,348
Freedom Mortgage Holdings
LLC ,
8.00%, 2/1/2032(a) 360,000 357,183
Global Payments, Inc. ,
4.50%, 11/15/2028 534,000 526,960
Lseg US Fin Corp. ,
4.25%, 3/23/2029(a) 735,000 724,689
National Rural Utilities
Cooperative Finance Corp. ,
Series D, 4.05%,
2/9/2029(c) 495,000 487,203
4.40%, 5/11/2029 117,000 115,962
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(d) 375,000 376,356
Rocket Cos., Inc. ,
6.50%, 8/1/2029(a) 73,000 73,959
6.13%, 8/1/2031(a) 250,000 251,139
Western Union Co. (The) ,
4.75%, 6/15/2029 148,000 146,506
4,697,295
Food Products 0.6%
Campbell's Co. (The) ,
4.55%, 3/21/2031 221,000 213,506
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Conagra Brands, Inc. ,
5.30%, 10/1/2026 330,000 330,371
5.40%, 8/1/2031 63,000 62,947
McCormick & Co., Inc. ,
4.15%, 2/15/2029 210,000 206,739
813,563
Ground Transportation 1.1%
Canadian Pacific Railway Co. ,
4.00%, 3/15/2029(c) 162,000 159,027
Fedex Freight Holding Co.,
Inc. ,
4.30%, 3/15/2029(a) 735,000 722,049
SMBC Aviation Capital
Finance DAC ,
4.95%, 7/23/2029(a) 725,000 723,423
1,604,499
Health Care Equipment & Supplies 0.5%
Baxter International, Inc. ,
4.90%, 12/15/2030 213,000 209,003
GE HealthCare Technologies,
Inc. ,
4.15%, 12/15/2028 37,000 36,557
Smith & Nephew plc ,
5.15%, 3/20/2027 443,000 444,713
Solventum Corp. ,
5.45%, 2/25/2027(c) 89,000 89,399
779,672
Health Care Providers & Services 0.8%
Elevance Health, Inc. ,
4.00%, 9/15/2028(c) 338,000 333,472
UnitedHealth Group, Inc. ,
4.40%, 6/15/2028(c) 780,000 777,866
Universal Health Services,
Inc. ,
4.63%, 10/15/2029 105,000 103,344
1,214,682
Health Care Technology 0.1%
IQVIA, Inc. ,
6.25%, 2/1/2029 202,000 207,433
Hotel & Resort REITs 0.1%
Host Hotels & Resorts LP ,
4.25%, 12/15/2028 128,000 126,061
Hotels, Restaurants & Leisure 1.4%
Carnival Corp. Ltd. ,
5.75%, 3/15/2030(a)(c) 354,000 354,652
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 367,000 365,891
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 105,000 105,471
5.25%, 6/30/2029 188,000 189,520
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 248,000 250,249
Marriott International, Inc. ,
4.20%, 7/15/2027 758,000 755,983
2,021,766

Nationwide Loomis Short Term Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 63
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs 0.2%
Prologis Targeted US Logistics
Fund LP ,
4.63%, 3/15/2033(a) 315,000 301,034
Insurance 5.2%
American National Global
Funding ,
5.25%, 6/3/2030(a) 338,000 335,573
Athene Global Funding ,
4.83%, 5/9/2028(a) 388,000 386,940
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 195,000 195,948
Brown & Brown, Inc. ,
4.70%, 6/23/2028(c) 225,000 224,568
CNO Global Funding ,
5.88%, 6/4/2027(a) 135,000 136,441
5.20%, 6/11/2031(a) 285,000 282,879
Corebridge Global Funding ,
4.25%, 8/21/2028(a)(c) 505,000 499,369
F&G Global Funding ,
4.65%, 9/8/2028(a) 75,000 74,081
4.50%, 1/9/2029(a) 212,000 208,372
GA Global Funding Trust ,
4.40%, 9/23/2027(a)(c) 350,000 348,413
Guardian Life Global Funding ,
4.75%, 7/16/2029(a) 507,000 505,691
Jackson National Life Global
Funding ,
4.70%, 6/5/2028(a) 365,000 363,200
Lincoln Financial Global
Funding ,
4.20%, 1/12/2029(a) 90,000 88,381
MassMutual Global Funding II ,
4.00%, 1/22/2029(a) 288,000 283,071
Met Tower Global Funding ,
4.00%, 1/14/2029(a)(c) 506,000 497,459
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a) 325,000 327,407
New York Life Global Funding ,
4.15%, 7/25/2028(a) 383,000 379,754
Northwestern Mutual Global
Funding ,
4.13%, 8/25/2028(a) 505,000 499,869
Principal Life Global Funding
II ,
4.80%, 1/9/2028(a)(c) 517,000 518,066
Protective Life Global
Funding ,
4.82%, 7/16/2029(a) 175,000 174,443
Sammons Financial Group
Global Funding ,
5.10%, 6/22/2031(a) 251,000 247,851
SBL Holdings, Inc. ,
5.90%, 9/26/2028(a)(c) 226,000 220,842
SiriusPoint Ltd. ,
7.00%, 4/5/2029 203,000 210,637
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 366,000 363,585
7,372,840
Interactive Media & Services 0.3%
Meta Platforms, Inc. ,
4.55%, 5/15/2031(c) 504,000 491,840
IT Services 0.6%
Booz Allen Hamilton, Inc. ,
5.38%, 1/30/2030 74,000 73,996
CGI, Inc. ,
4.95%, 3/14/2030 200,000 197,789
Gartner, Inc. ,
4.95%, 3/20/2031(c) 542,000 524,083
795,868
Leisure Products 0.1%
Polaris, Inc. ,
5.60%, 3/1/2031 102,000 101,382
Life Sciences Tools & Services 0.1%
Illumina, Inc. ,
4.65%, 9/9/2026 210,000 210,065
Machinery 0.4%
CNH Industrial Capital LLC ,
4.50%, 10/8/2027 345,000 344,702
4.75%, 3/21/2028(c) 165,000 164,890
509,592
Media 0.3%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 165,000 167,456
Discovery Global Holdings,
Inc. ,
3.76%, 3/15/2027 136,000 134,980
Omnicom Group, Inc. ,
5.00%, 6/2/2033 143,000 138,206
440,642
Metals & Mining 0.1%
ArcelorMittal SA ,
5.38%, 5/19/2036 94,000 91,479
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a) 119,000 122,397
213,876
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Starwood Property Trust, Inc. ,
5.88%, 8/15/2029(a) 245,000 245,410
Multi-Utilities 1.1%
Ameren Corp. ,
5.70%, 12/1/2026 280,000 280,900
Dominion Energy, Inc. ,
4.60%, 5/15/2028(c) 398,000 397,298
DTE Energy Co. ,
4.95%, 7/1/2027 308,000 309,193
WEC Energy Group, Inc. ,
5.60%, 9/12/2026 113,000 113,116

64 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
WEC Energy Group, Inc.,
4.75%, 1/15/2028(c) 497,000 498,085
1,598,592
Office REITs 0.1%
Cousins Properties LP ,
4.88%, 3/1/2033 125,000 119,806
Oil, Gas & Consumable Fuels 1.8%
California Resources Corp. ,
7.25%, 1/15/2035(a) 155,000 153,152
Columbia Pipelines Operating
Co. LLC ,
5.51%, 5/15/2036(a) 115,000 113,027
Crescent Energy Finance
LLC ,
7.63%, 4/1/2032(a) 105,000 106,107
8.38%, 1/15/2034(a) 97,000 100,085
Enbridge, Inc. ,
4.60%, 6/20/2028 250,000 249,534
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a) 435,000 437,209
Kinder Morgan, Inc. ,
5.55%, 8/1/2036 355,000 352,593
Kinetik Holdings LP ,
6.63%, 12/15/2028(a) 390,000 396,456
PBF Holding Co. LLC ,
7.25%, 6/1/2034(a)(c) 145,000 147,255
SM Energy Co. ,
6.63%, 4/15/2034(a)(c) 210,000 208,703
Targa Resources Corp. ,
4.35%, 1/15/2029 150,000 148,390
Venture Global LNG, Inc. ,
6.63%, 6/15/2036(a)(c) 190,000 186,212
2,598,723
Paper & Forest Products 0.5%
Georgia-Pacific LLC ,
4.40%, 6/30/2028(a)(c) 323,000 321,526
4.60%, 5/15/2031(a) 330,000 324,128
645,654
Passenger Airlines 0.3%
Southwest Airlines Co. ,
4.38%, 11/15/2028 85,000 84,013
United Airlines Holdings, Inc. ,
4.88%, 3/1/2029 340,000 334,794
418,807
Pharmaceuticals 1.1%
Bayer US Finance LLC ,
5.13%, 7/20/2031(a) 725,000 718,736
EMD Finance LLC ,
4.13%, 8/15/2028(a) 533,000 527,061
Sanofi SA ,
3.80%, 11/3/2028(c) 355,000 349,872
1,595,669
Professional Services 0.2%
Equifax, Inc. ,
5.00%, 8/15/2029 261,000 261,348
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0.8%
Microchip Technology, Inc. ,
4.90%, 3/15/2028 510,000 511,287
NVIDIA Corp. ,
4.50%, 6/15/2031 480,000 469,769
NXP BV ,
4.30%, 8/19/2028(c) 158,000 156,476
1,137,532
Software 1.0%
Intuit, Inc. ,
4.95%, 6/15/2031 334,000 330,763
Oracle Corp. ,
4.45%, 9/26/2030(c) 208,000 196,343
4.95%, 2/4/2031(c) 536,000 511,970
Roper Technologies, Inc. ,
4.25%, 9/15/2028(c) 120,000 118,841
Salesforce, Inc. ,
4.90%, 9/15/2031 257,000 253,258
1,411,175
Specialized REITs 0.3%
Extra Space Storage LP ,
5.70%, 4/1/2028(c) 127,000 128,813
Iron Mountain, Inc. ,
6.25%, 1/15/2035(a) 285,000 281,413
410,226
Specialty Retail 0.3%
Academy Ltd. ,
5.88%, 5/15/2031(a)(c) 227,000 224,551
AutoNation, Inc. ,
4.45%, 1/15/2029 146,000 144,112
368,663
Technology Hardware, Storage & Peripherals 0.6%
Dell International LLC ,
4.75%, 4/1/2028(c) 473,000 473,478
Hewlett Packard Enterprise
Co. ,
4.15%, 9/15/2028 49,000 48,416
4.55%, 10/15/2029 352,000 348,189
870,083
Textiles, Apparel & Luxury Goods 0.2%
PVH Corp. ,
5.50%, 6/13/2030(c) 227,000 228,202
Trading Companies & Distributors 1.2%
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 315,000 305,618
Aviation Capital Group LLC ,
4.25%, 4/30/2029(a) 86,000 84,299
GATX Corp. ,
5.40%, 3/15/2027 240,000 241,128
QXO Building Products, Inc. ,
6.50%, 7/15/2031(a) 185,000 185,750
Sumisho Air Lease Corp. ,
4.50%, 3/24/2029(a) 436,000 430,742
TTX Co. ,
5.50%, 9/25/2026(a) 435,000 435,397
1,682,934

Nationwide Loomis Short Term Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Water Utilities 0.4%
American Water Capital Corp. ,
4.63%, 6/1/2029 236,000 235,239
Essential Utilities, Inc. ,
4.80%, 8/15/2027 300,000 300,607
535,846
Wireless Telecommunication Services 0.5%
Vmed O2 UK Financing I plc ,
6.75%, 1/15/2033(a) 550,000 440,316
Vodafone Group plc ,
4.80%, 6/18/2031 254,000 249,472
689,788
Total Corporate Bonds
(cost $84,890,348)
83,825,706
Mortgage-Backed Securities 0.1%
FHLMC Gold Pool
Pool# J19197
3.00%, 5/1/2027 8,436 8,391
Pool# C00748
6.00%, 4/1/2029 1,186 1,205
Pool# C01418
5.50%, 10/1/2032 13,476 13,761
Pool# G01740
5.50%, 12/1/2034 8,977 9,070
Pool# G04342
6.00%, 4/1/2038 12,935 13,434
FHLMC Non Gold Pool
Pool# 972136
5.89%, 1/1/2034(b) 10,818 11,047
Pool# 848191
5.97%, 12/1/2034(b) 46,121 46,962
FNMA Pool# 815323 ,
5.64%, 1/1/2035 (b) 13,664
14,152
FNMA UMBS Pool
Pool# AB4998
3.00%, 4/1/2027 13,333 13,248
Pool# 190307
8.00%, 6/1/2030 106 109
Pool# 253516
8.00%, 11/1/2030 70 72
Pool# 725773
5.50%, 9/1/2034 20,208 20,355
Pool# 811773
5.50%, 1/1/2035 22,352 22,569
Total Mortgage-Backed Securities
(cost $174,803)
174,375
Municipal Bond 0.0%
†
Principal
Amount ($) Value ($)
Massachusetts 0.0%
†
Massachusetts Educational
Financing Authority, RB,
Series A, 3.85%, 5/25/2033 65,281 65,099
Total Municipal Bond
(cost $64,949)
65,099
U.S. Treasury Obligations 19.1%
U.S. Treasury Notes
3.63%, 8/31/2027 1,062,700 1,056,473
3.38%, 12/31/2027 8,446,000 8,346,364
3.38%, 2/29/2028 10,169,000 10,035,532
3.75%, 4/30/2028 (c) 3,836,000 3,803,334
4.13%, 6/30/2028 3,539,000 3,529,738
4.13%, 6/30/2031 504,000 497,306
Total U.S. Treasury Obligations
(cost $27,435,943)
27,268,747
Short-Term Investments 0.2%
Shares
Money Market Funds 0.2%
BlackRock Liquidity FedFund,
Institutional Shares,
3.56%(f)(g) 78,380 78,380
Invesco Government
& Agency Portfolio,
Institutional Shares,
3.64%(f)(g) 78,380 78,380
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.59%(f)(g) 78,380 78,380
Total Short-Term Investments
(cost $235,140)
235,140
Repurchase Agreements 4.5%
Principal
Amount ($)
CF Secured, LLC
3.63%, dated 7/31/2026,
due 8/3/2026, repurchase
price $5,485,499,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056;
total market value
$5,595,209. (g) 5,483,841 5,483,841

66 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets
3.65%, dated 7/31/2026,
due 8/3/2026, repurchase
price $1,000,304,
collateralized by U.S.
Government Agency
Securities, ranging from
0.12% - 4.38%, maturing
1/31/2027 - 4/30/2033;
total market value
$1,020,310. (g) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $6,483,841)
6,483,841
Total Investments
(cost $149,208,526) — 103.4%
147,704,663
Liabilities in excess of other
assets — (3.4)% (4,911,837)
NET ASSETS — 100.0%
$ 142,792,826
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2026 was
$51,877,697 which represents 36.33% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2026.
(c) The security or a portion of this security is on loan as of July
31, 2026. The total value of securities on loan as of July 31,
2026 was $14,075,002, which was collateralized by cash
used to purchase money market funds and repurchase
agreements with a value of $235,140 and $6,483,841,
respectively, and by $7,837,538 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% - 6.25%, and maturity dates ranging from
8/11/2026 - 2/15/2056, a total value of $14,556,519.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2026.
(e) Security in default.
(f) Represents 7-day effective yield as of July 31, 2026.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $6,718,981.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of July 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note (28) 9/2026 USD (3,024,000) 34,972
Net contracts 34,972
Currency:
USD United States Dollar

Nationwide Loomis Short Term Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 67
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

68 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2026:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 22,496,020 $ – $ 22,496,020
Collateralized Mortgage Obligations – 129,452 – 129,452
Commercial Mortgage-Backed Securities – 7,026,283 – 7,026,283
Corporate Bonds – 83,825,706 – 83,825,706
Futures Contracts 34,972 – – 34,972
Mortgage-Backed Securities – 174,375 – 174,375
Municipal Bond – 65,099 – 65,099
Repurchase Agreements – 6,483,841 – 6,483,841
Short-Term Investments 235,140 – – 235,140
U.S. Treasury Obligations – 27,268,747 – 27,268,747
Total $ 270,112 $ 147,469,523 $ – $ 147,739,635

Nationwide Loomis Short Term Bond Fund - July 31, 2026 (Unaudited) - Statement of Investments - 69
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 34,972
Total $ 34,972
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Small Cap Value Fund (formerly, Nationwide Bailard Cognitive Value Fund) - July 31, 2026 (Unaudited) - Statement
of Investments - 1
Common Stocks 98 .8%
Shares Value ($)
Aerospace & Defense 0 .1%
Innovative Solutions and
Support, Inc.*(a) 7,500 137,175
Air Freight & Logistics 0 .2%
Radiant Logistics, Inc.* 36,900 304,056
Automobile Components 1 .3%
BorgWarner, Inc. 14,800 943,352
Motorcar Parts of America,
Inc.*(a) 29,600 396,640
Strattec Security Corp.*(a) 4,500 395,505
1,735,497
Automobiles 0 .4%
Winnebago Industries, Inc.(a) 17,500 529,900
Banks 17 .6%
Associated Banc-Corp. 33,583 1,037,043
Atlantic Union Bankshares
Corp. 10,800 458,244
Bank of NT Butterfield & Son
Ltd. (The) 16,377 1,003,746
Banner Corp. 14,689 1,034,252
Burke & Herbert Financial
Services Corp. 2,700 197,775
Central Pacific Financial Corp. 25,834 1,017,860
Chemung Financial Corp. 2,500 203,725
Customers Bancorp, Inc.* 12,600 991,368
Farmers National Banc Corp. 21,900 347,334
Financial Institutions, Inc. 20,600 854,076
First Community Corp. 11,200 382,592
First Financial Bancorp(a) 4,300 145,469
First Financial Corp. 12,803 1,031,282
First Hawaiian, Inc. 7,100 197,309
First Merchants Corp. 23,700 1,022,418
Hanmi Financial Corp. 24,700 787,436
Hope Bancorp, Inc. 18,300 256,383
Independent Bank Corp.(a) 27,860 1,064,252
International Bancshares Corp. 3,200 244,928
Kearny Financial Corp. 119,825 1,149,122
Mercantile Bank Corp. 17,601 1,057,468
National Bankshares, Inc. 5,600 227,360
NBT Bancorp, Inc.(a) 10,200 537,030
Northrim Bancorp, Inc. 36,900 978,219
Norwood Financial Corp. 22,924 779,187
Peoples Bancorp of North
Carolina, Inc. 1,800 77,400
RBB Bancorp 22,500 593,325
SmartFinancial, Inc. 21,800 1,142,320
SOUTHSTATE BANK Corp. 800 84,072
Timberland Bancorp, Inc. 1,600 71,728
Tompkins Financial Corp. 11,100 1,108,224
WaFd, Inc.(a) 5,100 187,527
WesBanco, Inc. 9,800 405,524
Western Alliance Bancorp 11,900 957,831
WSFS Financial Corp. 3,500 280,700
Zions Bancorp NA 15,097 1,052,261
22,966,790
Biotechnology 2 .4%
Alkermes plc* 3,600 176,364
Artiva Biotherapeutics, Inc.*(a) 20,700 209,070
BioCryst Pharmaceuticals,
Inc.*(a) 7,911 71,041
CareDx, Inc.* 8,700 380,277
Common Stocks
Shares Value ($)
Biotechnology
Climb Bio, Inc.* 10,900 129,710
CRISPR Therapeutics AG*(a) 2,500 119,975
Cytokinetics, Inc.* 1,700 131,121
Erasca, Inc.* 13,146 238,600
ImmuCell Corp.* 10,102 113,244
Janux Therapeutics, Inc.* 7,700 116,809
Kalaris Therapeutics, Inc.* 6,500 22,815
Kiniksa Pharmaceuticals
International plc, Class A*(a) 2,976 221,236
Mirum Pharmaceuticals,
Inc.*(a) 1,400 148,330
Monte Rosa Therapeutics,
Inc.*(a) 5,087 84,037
Neurogene, Inc.*(a) 3,625 119,226
Nkarta, Inc.* 2,100 4,389
Protalix BioTherapeutics,
Inc.*(a) 61,100 144,807
Puma Biotechnology, Inc.*(a) 18,100 143,533
Rigel Pharmaceuticals, Inc.*(a) 4,000 147,240
Vaxcyte, Inc.* 3,300 178,464
Veracyte, Inc.* 3,488 161,564
3,061,852
Broadline Retail 0 .7%
Macy's, Inc. 37,900 940,678
Building Products 0 .5%
Gibraltar Industries, Inc.* 12,200 515,572
UFP Industries, Inc. 1,500 130,110
645,682
Capital Markets 0 .7%
Affiliated Managers Group, Inc. 1,176 431,274
Jefferies Financial Group, Inc.
(a) 3,000 163,800
Virtu Financial, Inc., Class A 5,800 340,634
935,708
Chemicals 1 .6%
Celanese Corp., Class A 8,700 389,064
Eastman Chemical Co. 7,800 545,610
Mosaic Co. (The)(a) 12,600 278,712
Stepan Co. 14,500 930,030
2,143,416
Commercial Services & Supplies 2 .0%
Civeo Corp.*(a) 7,700 242,627
Deluxe Corp.(a) 35,200 910,624
MillerKnoll, Inc.(a) 18,300 412,116
OPENLANE, Inc.* 16,900 671,944
Quad/Graphics, Inc. 41,000 425,990
2,663,301
Communications Equipment 0 .6%
Calix, Inc.* 3,800 136,420
Digi International, Inc.* 5,500 383,460
Viasat, Inc.* 3,900 300,027
819,907
Construction & Engineering 2 .2%
AECOM 7,100 513,969
Bowman Consulting Group
Ltd., Class A* 12,600 338,310
Concrete Pumping Holdings,
Inc.* 37,900 368,767
NWPX Infrastructure, Inc.* 3,800 467,704

2 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bailard Small Cap Value Fund (formerly, Nationwide Bailard
Cognitive Value Fund)
Common Stocks
Shares Value ($)
Construction & Engineering
Orion Group Holdings, Inc.* 26,800 262,104
Tutor Perini Corp. 11,100 929,625
2,880,479
Consumer Finance 2 .5%
Bread Financial Holdings, Inc. 8,100 875,367
Encore Capital Group, Inc.* 10,000 940,800
Happen, Inc.* 31,700 606,738
OneMain Holdings, Inc. 12,800 801,024
3,223,929
Consumer Staples Distribution & Retail 0 .3%
Andersons, Inc. (The) 1,700 120,326
Village Super Market, Inc.,
Class A 7,400 325,156
445,482
Containers & Packaging 0 .7%
Graphic Packaging Holding
Co. 25,100 269,323
Myers Industries, Inc.(a) 17,618 601,831
871,154
Distributors 0 .2%
Gold.com, Inc. 7,700 318,472
Diversified Consumer Services 1 .4%
American Public Education,
Inc.* 6,995 339,328
Beachbody Co., Inc. (The)* 29,724 289,809
Laureate Education, Inc.* 18,986 727,354
Perdoceo Education Corp. 8,600 273,566
Regis Corp.* 7,609 208,334
1,838,391
Diversified REITs 1 .7%
American Assets Trust, Inc. 11,000 259,490
Broadstone Net Lease, Inc. 47,400 1,014,834
Essential Properties Realty
Trust, Inc. 30,500 954,345
2,228,669
Diversified Telecommunication Services 0 .4%
Bandwidth, Inc., Class A* 12,100 473,594
Electric Utilities 0 .3%
Genie Energy Ltd., Class B 4,900 68,159
Portland General Electric
Co.(a) 6,900 340,377
408,536
Electrical Equipment 1 .0%
EnerSys 4,244 789,596
LSI Industries, Inc. 14,300 334,477
Powell Industries, Inc. 783 163,397
1,287,470
Electronic Equipment, Instruments & Components 3 .3%
Arrow Electronics, Inc.* 700 151,599
Avnet, Inc. 3,093 274,782
Climb Global Solutions, Inc. 4,100 109,921
Ingram Micro Holding Corp.(a) 29,100 820,911
Kimball Electronics, Inc.* 13,900 343,747
nLight, Inc.* 7,100 488,480
RF Industries Ltd.*(a) 15,625 192,500
Sanmina Corp.* 4,079 756,899
ScanSource, Inc.* 8,100 458,622
TD SYNNEX Corp. 1,161 296,868
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
TTM Technologies, Inc.*(a) 3,300 380,952
4,275,281
Energy Equipment & Services 3 .5%
DMC Global, Inc.* 58,800 396,312
Drilling Tools International
Corp.* 143,400 336,990
Forum Energy Technologies,
Inc.* 10,700 670,569
Helix Energy Solutions Group,
Inc.* 56,900 541,119
Helmerich & Payne, Inc. 4,000 138,280
Nabors Industries Ltd.* 8,100 693,927
NCS Multistage Holdings, Inc.* 7,987 375,389
Oil States International, Inc.* 44,100 357,651
Patterson-UTI Energy, Inc. 66,300 694,824
Ranger Energy Services, Inc.,
Class A 22,000 353,100
4,558,161
Entertainment 0 .3%
Sphere Entertainment Co.*(a) 2,600 372,450
Financial Services 1 .6%
Flywire Corp.* 36,400 582,764
MGIC Investment Corp. 18,540 556,942
NMI Holdings, Inc., Class A* 5,700 252,510
Onity Group, Inc.* 1,900 69,654
Pagseguro Digital Ltd., Class A 26,200 252,568
Radian Group, Inc. 11,000 428,890
2,143,328
Food Products 1 .3%
Darling Ingredients, Inc.* 6,400 388,096
Del Monte Corp. 9,000 267,390
John B Sanfilippo & Son, Inc. 8,000 662,080
Seneca Foods Corp., Class A* 2,496 413,063
1,730,629
Gas Utilities 2 .2%
National Fuel Gas Co.(a) 9,889 813,964
New Jersey Resources Corp. 6,700 387,863
Northwest Natural Holding Co. 13,808 675,487
ONE Gas, Inc. 5,100 396,015
RGC Resources, Inc.(a) 11,534 246,828
Spire, Inc. 4,100 327,426
2,847,583
Ground Transportation 1 .2%
Lyft, Inc., Class A* 55,900 886,574
Ryder System, Inc. 2,442 626,178
1,512,752
Health Care Equipment & Supplies 1 .1%
Electromed, Inc.* 6,434 262,057
Envista Holdings Corp.* 6,300 172,053
Haemonetics Corp.* 2,500 213,850
Omnicell, Inc.* 11,715 414,359
Tactile Systems Technology,
Inc.* 12,100 340,857
1,403,176
Health Care Providers & Services 2 .7%
AdaptHealth Corp., Class A* 76,700 828,360
LifeStance Health Group, Inc.* 85,500 896,040
Pediatrix Medical Group, Inc.* 35,300 935,803

Nationwide Bailard Small Cap Value Fund (formerly, Nationwide Bailard Cognitive Value Fund) - July 31, 2026 (Unaudited) - Statement
of Investments - 3
Common Stocks
Shares Value ($)
Health Care Providers & Services
Pennant Group, Inc. (The)* 7,800 314,496
Privia Health Group, Inc.* 10,700 253,269
Viemed Healthcare, Inc.* 28,100 327,927
3,555,895
Health Care REITs 1 .2%
CareTrust REIT, Inc. 24,300 1,019,142
Sabra Health Care REIT, Inc. 27,800 588,526
1,607,668
Health Care Technology 0 .4%
HealthStream, Inc. 11,400 319,656
Simulations Plus, Inc.*(a) 10,000 182,300
501,956
Hotel & Resort REITs 2 .1%
DiamondRock Hospitality Co. 50,900 673,916
Sunstone Hotel Investors, Inc. 89,100 1,048,707
Xenia Hotels & Resorts, Inc. 51,900 1,068,102
2,790,725
Hotels, Restaurants & Leisure 0 .6%
Bloomin' Brands, Inc.(a) 22,500 194,850
El Pollo Loco Holdings, Inc.* 20,500 337,430
Marriott Vacations Worldwide
Corp.(a) 2,700 263,277
795,557
Household Durables 1 .8%
Flexsteel Industries, Inc.(a) 6,518 482,528
Hamilton Beach Brands
Holding Co., Class A(a) 16,478 378,829
Helen of Troy Ltd.* 9,200 254,196
Lifetime Brands, Inc.(a) 38,895 325,551
M/I Homes, Inc.* 6,200 906,006
2,347,110
Household Products 0 .7%
Central Garden & Pet Co.,
Class A* 23,100 875,721
Independent Power and Renewable Electricity Producers
0 .3%
Ormat Technologies, Inc.(a) 4,400 429,352
Industrial REITs 0 .8%
First Industrial Realty Trust,
Inc. 16,200 1,066,608
Insurance 3 .8%
American Integrity Insurance
Group, Inc. 15,900 322,611
CNO Financial Group, Inc. 17,400 958,566
Hamilton Insurance Group
Ltd., Class B 7,582 272,649
Hanover Insurance Group, Inc.
(The) 2,100 488,523
HCI Group, Inc. 1,500 262,515
Heritage Insurance Holdings,
Inc.* 18,679 548,602
Kemper Corp. 6,700 190,146
Slide Insurance Holdings, Inc.* 14,600 291,562
Stewart Information Services
Corp. 6,760 456,909
United Fire Group, Inc. 12,500 642,000
Common Stocks
Shares Value ($)
Insurance
Universal Insurance Holdings,
Inc. 13,309 581,736
5,015,819
Interactive Media & Services 0 .3%
EverQuote, Inc., Class A* 13,600 342,992
Zedge, Inc., Class B 6,100 17,995
360,987
IT Services 0 .8%
Backblaze, Inc., Class A* 41,400 568,008
Crexendo, Inc.* 1,600 11,008
Information Services Group,
Inc. 55,239 229,794
WidePoint Corp.* 18,097 184,047
992,857
Leisure Products 0 .4%
Brunswick Corp. 1,700 134,300
Callaway Golf Co.* 18,500 341,510
475,810
Life Sciences Tools & Services 0 .3%
BioLife Solutions, Inc.* 5,800 181,424
Bruker Corp. 2,200 138,248
Cytek Biosciences, Inc.* 19,900 83,978
403,650
Machinery 3 .8%
Aebi Schmidt Holding AG 25,600 329,984
AGCO Corp. 4,700 480,152
Astec Industries, Inc. 14,900 754,834
Commercial Vehicle Group,
Inc.* 74,901 339,301
Douglas Dynamics, Inc. 7,900 348,627
Eastern Co. (The) 10,987 260,612
L B Foster Co., Class A* 6,183 254,307
Luxfer Holdings plc 19,416 330,654
NN, Inc.* 128,402 425,011
Park-Ohio Holdings Corp. 9,000 359,370
Proto Labs, Inc.* 12,881 966,719
Titan International, Inc.* 16,200 116,964
4,966,535
Marine Transportation 0 .6%
Costamare, Inc.(a) 37,547 584,982
Safe Bulkers, Inc. 23,300 181,973
766,955
Media 1 .2%
Nexxen International Ltd.*(a) 36,700 377,276
Scholastic Corp.(a) 15,500 630,075
Stagwell, Inc., Class A*(a) 41,600 351,520
USA TODAY Co., Inc.* 24,800 215,512
1,574,383
Metals & Mining 2 .3%
Coeur Mining, Inc. 22,800 339,948
Commercial Metals Co. 11,800 810,896
Constellium SE, Class A* 29,100 808,398
Kaiser Aluminum Corp. 2,400 383,232
Materion Corp. 1,300 274,092
Ryerson Holding Corp. 10,100 280,679
Tredegar Corp.* 16,200 122,958
3,020,203

4 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bailard Small Cap Value Fund (formerly, Nationwide Bailard
Cognitive Value Fund)
Common Stocks
Shares Value ($)
Multi-Utilities 1 .0%
Avista Corp. 17,800 720,010
Northwestern Energy Group,
Inc. 9,326 641,069
1,361,079
Office REITs 0 .5%
COPT Defense Properties 5,500 208,780
Postal Realty Trust, Inc., Class
A 17,200 396,288
605,068
Oil, Gas & Consumable Fuels 4 .6%
California Resources Corp. 9,960 524,095
Diversified Energy Co. 8,600 115,756
Dorian LPG Ltd. 20,100 953,142
Excelerate Energy, Inc., Class
A(a) 24,000 942,480
Par Pacific Holdings, Inc.* 14,000 1,204,420
Riley Exploration Permian, Inc. 9,700 332,419
SandRidge Energy, Inc. 24,600 342,432
Scorpio Tankers, Inc. 2,400 186,864
SM Energy Co. 31,800 1,034,136
Talos Energy, Inc.* 9,100 138,138
Uranium Energy Corp.*(a) 29,100 279,360
6,053,242
Passenger Airlines 0 .7%
SkyWest, Inc.* 7,920 847,202
Personal Care Products 0 .1%
Nature's Sunshine Products,
Inc.* 3,600 72,540
Pharmaceuticals 1 .8%
Amneal Pharmaceuticals, Inc.* 9,000 164,880
Atea Pharmaceuticals, Inc.* 16,100 75,670
Collegium Pharmaceutical,
Inc.*(a) 3,588 126,979
Corcept Therapeutics, Inc.* 1,560 178,604
Cumberland Pharmaceuticals,
Inc.*(a) 24,624 164,488
Definium Therapeutics, Inc.* 5,000 217,600
Fulcrum Therapeutics, Inc.* 20,100 71,958
Innoviva, Inc.* 6,300 132,111
Jazz Pharmaceuticals plc* 700 177,002
Ligand Pharmaceuticals,
Inc.*(a) 1,400 402,556
Oramed Pharmaceuticals, Inc. 32,478 132,186
Supernus Pharmaceuticals,
Inc.* 3,700 165,131
Theravance Biopharma, Inc.* 7,700 129,822
Zevra Therapeutics, Inc.*(a) 14,700 139,797
2,278,784
Professional Services 1 .3%
Asure Software, Inc.* 39,250 315,177
Huron Consulting Group, Inc.* 4,500 682,965
Kelly Services, Inc., Class A 27,700 411,068
Maximus, Inc. 4,300 259,075
1,668,285
Real Estate Management & Development 1 .0%
Newmark Group, Inc., Class A 50,501 757,263
Zillow Group, Inc., Class C* 15,800 538,148
1,295,411
Common Stocks
Shares Value ($)
Retail REITs 2 .4%
Brixmor Property Group, Inc. 32,400 1,020,924
CBL & Associates Properties,
Inc. 20,900 1,227,039
Getty Realty Corp. 26,200 894,468
3,142,431
Semiconductors & Semiconductor Equipment 1 .5%
ACM Research, Inc., Class A* 7,741 607,436
Ichor Holdings Ltd.* 5,100 383,877
Kulicke & Soffa Industries, Inc. 6,600 588,720
Synaptics, Inc.*(a) 3,200 343,424
1,923,457
Software 2 .3%
ACI Worldwide, Inc.* 4,500 257,985
Cerence, Inc.* 17,200 146,544
Consensus Cloud Solutions,
Inc.* 8,200 298,480
Digital Turbine, Inc.* 1,300 10,478
Five9, Inc.* 7,800 214,578
Freshworks, Inc., Class A* 13,700 155,564
Mitek Systems, Inc.*(a) 29,900 499,330
NCR Voyix Corp.*(a) 60,100 497,027
Ooma, Inc.* 16,700 363,225
Unity Software, Inc.* 9,000 285,390
Viant Technology, Inc., Class
A*(a) 28,238 332,361
3,060,962
Specialized REITs 0 .8%
Outfront Media, Inc. 31,352 999,188
Specialty Retail 1 .7%
Arhaus, Inc., Class A 18,400 136,344
Arko Corp.(a) 81,400 650,386
Asbury Automotive Group,
Inc.* 1,200 278,040
Citi Trends, Inc.* 1,700 113,339
Genesco, Inc.* 11,400 435,708
Signet Jewelers Ltd.(a) 3,300 306,570
Winmark Corp.(a) 771 257,128
2,177,515
Technology Hardware, Storage & Peripherals 0 .7%
Diebold Nixdorf, Inc.*(a) 11,800 868,362
Textiles, Apparel & Luxury Goods 0 .6%
Crocs, Inc.* 300 38,403
Rocky Brands, Inc. 9,300 454,212
Superior Group of Cos., Inc. 26,440 313,314
805,929
Trading Companies & Distributors 0 .4%
Boise Cascade Co. 5,300 404,814
Herc Holdings, Inc.(a) 500 75,070
479,884
Total Common Stocks
(cost $98,006,270) 128,890,628
Exchange Traded Funds 0 .8%
Equity Funds  0.8%
iShares Micro-Cap ETF(a) 1,700 319,005
iShares Russell 2000 Value
ETF 229 50,664

Nationwide Bailard Small Cap Value Fund (formerly, Nationwide Bailard Cognitive Value Fund) - July 31, 2026 (Unaudited) - Statement
of Investments - 5
Exchange Traded Funds
Shares Value ($)
Vanguard Morningstar Small-
Cap Value ETF(a) 2,900 709,427
1,079,096
Total Exchange Traded Funds
(cost $939,090) 1,079,096
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Akouos, Inc., CVR*^∞(a) 21,302 0
Chinook Therapeutics, Inc.,
CVR*^∞ 1,992 0
Verve Therapeutics, Inc.,
CVR*^∞ 22,800 0
0
Total Rights
(cost $16,829) 0
Short-Term Investments 0 .2%
Shares
Money Market Funds 0.2%
BlackRock Liquidity FedFund,
Institutional Shares,
3.56%(b)(c) 83,538 83,538
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.64%(b)(c) 83,538 83,538
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.59%(b)(c) 83,538 83,538
Total Short-Term Investments
(cost $250,614) 250,614
Repurchase Agreement 3 .0%
Principal
Amount ($)
CF Secured, LLC,
3.63%, dated 7/31/2026,
due 8/3/2026, repurchase
price $3,876,883,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056;
total market value
$3,954,421.(c) 3,875,711 3,875,711
Total Repurchase Agreement
(cost $3,875,711) 3,875,711
Total Investments
(cost $103,088,514) — 102.8% 134,096,049
Liabilities in excess of other assets — (2.8)% (3,652,670)
NET ASSETS — 100.0%
$ 130,443,379
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2026. The total value of securities on loan as of July 31,
2026 was $14,802,350, which was collateralized by cash
used to purchase money market funds and repurchase
agreements with a value of $250,614 and $3,875,711,
respectively, and by $11,144,619 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
8/11/2026 - 5/15/2056, a total value of $15,270,944.
(b) Represents 7-day effective yield as of July 31, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $4,126,325.
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

6 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bailard Small Cap Value Fund (formerly, Nationwide Bailard
Cognitive Value Fund)
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bailard Small Cap Value Fund (formerly, Nationwide Bailard Cognitive Value Fund) - July 31, 2026 (Unaudited) - Statement
of Investments - 7
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 128,890,628 $ – $ – $ 128,890,628
Exchange Traded Funds 1,079,096 – – 1,079,096
Repurchase Agreement – 3,875,711 – 3,875,711
Rights – – – –
Short-Term Investments 250,614 – – 250,614
Total $ 130,220,338 $ 3,875,711 $ – $ 134,096,049
As of July 31, 2026, The Fund held three rights investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bailard Technology Fund (formerly, Nationwide Bailard Tech-
nology & Science Fund)
Common Stocks 99 .6%
Shares Value ($)
Broadline Retail 4 .0%
Amazon.com, Inc.* 30,737 8,347,555
Communications Equipment 2 .1%
Arista Networks, Inc.* 24,185 4,361,765
Electronic Equipment, Instruments & Components 4 .3%
Coherent Corp.* 8,136 2,138,873
Corning, Inc. 13,608 1,881,306
Insight Enterprises, Inc.* 18,658 2,405,576
TE Connectivity plc 13,024 2,678,907
9,104,662
Entertainment 4 .0%
Roku, Inc., Class A* 16,741 2,427,612
Spotify Technology SA* 6,532 3,265,608
Take-Two Interactive Software,
Inc.* 11,117 2,700,542
8,393,762
Financial Services 1 .4%
Visa, Inc., Class A 8,234 3,014,714
Ground Transportation 1 .4%
Uber Technologies, Inc.* 40,145 2,824,602
Interactive Media & Services 8 .1%
Alphabet, Inc., Class A 16,426 5,849,792
Meta Platforms, Inc., Class A 19,820 11,033,992
16,883,784
IT Services 2 .1%
Shopify, Inc., Class A* 37,856 4,434,830
Semiconductors & Semiconductor Equipment 40 .1%
Advanced Micro Devices, Inc.* 6,944 3,306,386
Broadcom, Inc. 14,187 5,522,715
Credo Technology Group
Holding Ltd.* 10,499 2,173,188
KLA Corp. 48,700 8,903,334
Lam Research Corp. 33,914 9,937,480
Marvell Technology, Inc. 22,267 4,176,399
Microchip Technology, Inc. 48,483 3,601,802
Micron Technology, Inc. 12,506 10,292,813
NVIDIA Corp. 119,108 23,910,931
QUALCOMM, Inc. 15,474 2,284,117
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 19,485 7,876,811
Texas Instruments, Inc. 8,055 2,221,086
84,207,062
Software 23 .5%
AppLovin Corp., Class A* 7,750 3,068,225
Cadence Design Systems,
Inc.* 13,663 4,645,693
Crowdstrike Holdings, Inc.,
Class A* 25,824 4,928,769
Datadog, Inc., Class A* 28,915 7,748,353
JFrog Ltd.* 27,671 2,207,869
Microsoft Corp. 32,070 14,903,570
Palo Alto Networks, Inc.* 30,718 10,193,154
ServiceNow, Inc.* 15,074 1,676,681
49,372,314
Technology Hardware, Storage & Peripherals 8 .6%
Apple, Inc. 35,151 10,858,495
Everpure, Inc., Class A* 54,150 4,178,755
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Seagate Technology Holdings
plc 3,527 3,019,571
18,056,821
Total Investments
(cost $58,134,354) — 99.6% 209,001,871
Other assets in excess of liabilities — 0.4% 932,052
NET ASSETS — 100.0%
$ 209,933,923
* Denotes a non-income producing security.
ADR American Depositary Receipt
TW Taiwan

Nationwide Bailard Technology Fund (formerly, Nationwide Bailard Technology & Science Fund) - July 31, 2026 (Unaudited) - State-
ment of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bailard Technology Fund (formerly, Nationwide Bailard Tech-
nology & Science Fund)
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 209,001,871 $ – $ – $ 209,001,871
Total $ 209,001,871 $ – $ – $ 209,001,871
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2026 (Unaudited) - Statement of Investments - 11
Common Stocks 91 .9%
Shares Value ($)
Aerospace & Defense 2 .1%
Axon Enterprise, Inc.*(a) 1,843 972,662
Boeing Co. (The)* 18,127 3,917,970
GE Aerospace 23,991 8,638,439
General Dynamics Corp. 5,794 2,221,535
Honeywell Aerospace, Inc.* 7,253 1,499,485
Howmet Aerospace, Inc. 9,200 2,596,792
Huntington Ingalls Industries,
Inc. 896 292,499
L3Harris Technologies, Inc. 4,321 1,197,176
Lockheed Martin Corp. 4,663 2,717,317
Northrop Grumman Corp. 3,109 1,686,570
RTX Corp. 30,967 6,664,718
Textron, Inc. 4,161 354,767
TransDigm Group, Inc. 1,286 1,613,133
34,373,063
Air Freight & Logistics 0 .3%
CH Robinson Worldwide, Inc. 2,814 415,712
Expeditors International of
Washington, Inc. 2,944 494,268
FedEx Corp. 5,056 1,554,214
United Parcel Service, Inc.,
Class B 17,325 1,805,612
4,269,806
Automobile Components 0 .0%
†
Aptiv plc* 5,234 295,564
Automobiles 1 .4%
Ford Motor Co. 89,204 1,309,515
General Motors Co. 20,618 1,832,115
Tesla, Inc.* 64,738 20,147,113
23,288,743
Banks 3 .3%
Bank of America Corp. 150,130 9,300,553
Citigroup, Inc. 39,220 5,194,689
Citizens Financial Group, Inc. 9,615 688,915
Fifth Third Bancorp 21,054 1,189,551
Huntington Bancshares, Inc. 48,063 818,994
JPMorgan Chase & Co. 61,615 21,675,541
KeyCorp 20,574 464,767
M&T Bank Corp. 3,262 803,398
PNC Financial Services
Group, Inc. (The) 9,234 2,307,300
Regions Financial Corp. 18,671 577,867
Truist Financial Corp. 28,453 1,475,003
US Bancorp 35,569 2,241,203
Wells Fargo & Co. 70,369 6,083,400
52,821,181
Beverages 1 .0%
Brown-Forman Corp., Class
B(a) 4,188 120,321
Coca-Cola Co. (The) 89,042 7,799,189
Constellation Brands, Inc.,
Class A 3,077 400,718
Keurig Dr Pepper, Inc. 31,837 990,767
Molson Coors Beverage Co.,
Class B 3,128 130,000
Monster Beverage Corp.* 16,520 1,592,198
PepsiCo, Inc. 31,429 4,386,231
15,419,424
Common Stocks
Shares Value ($)
Biotechnology 1 .5%
AbbVie, Inc. 40,627 10,194,939
Amgen, Inc. 12,411 4,780,221
Biogen, Inc.* 3,500 710,325
Gilead Sciences, Inc. 28,550 3,717,495
Incyte Corp.* 3,700 442,224
Moderna, Inc.*(a) 8,267 453,197
Regeneron Pharmaceuticals,
Inc. 2,279 1,738,034
Vertex Pharmaceuticals, Inc.* 5,836 2,784,356
24,820,791
Broadline Retail 3 .9%
Amazon.com, Inc.* 225,096 61,131,571
eBay, Inc. 10,369 1,182,170
62,313,741
Building Products 0 .4%
A O Smith Corp.(a) 2,827 169,987
Allegion plc 1,834 288,672
Builders FirstSource, Inc.* 2,510 166,764
Carrier Global Corp. 18,056 1,116,041
Johnson Controls International
plc 14,018 2,055,880
Lennox International, Inc. 712 296,107
Masco Corp. 4,845 346,321
Trane Technologies plc 5,083 2,312,511
6,752,283
Capital Markets 2 .9%
Ameriprise Financial, Inc. 2,067 1,128,251
Ares Management Corp.,
Class A 4,678 599,205
Bank of New York Mellon
Corp. (The) 15,672 2,450,004
Blackrock, Inc. 3,320 3,620,095
Blackstone, Inc. 17,082 2,182,226
Cboe Global Markets, Inc. 2,486 771,232
Charles Schwab Corp. (The) 37,585 3,955,445
CME Group, Inc. 8,263 2,212,749
Coinbase Global, Inc., Class
A* 5,196 759,967
FactSet Research Systems,
Inc. 757 199,242
Franklin Resources, Inc. 6,336 214,537
Goldman Sachs Group, Inc.
(The) 6,784 6,908,690
Interactive Brokers Group,
Inc., Class A 10,269 903,569
Intercontinental Exchange, Inc. 12,965 1,976,903
Invesco Ltd. 11,025 326,340
KKR & Co., Inc. 15,784 1,600,971
Moody's Corp. 3,455 1,652,803
Morgan Stanley 27,565 5,800,227
MSCI, Inc., Class A 1,672 956,785
Nasdaq, Inc. 10,467 985,887
Northern Trust Corp. 4,303 783,964
Raymond James Financial,
Inc. 3,987 701,632
Robinhood Markets, Inc.,
Class A* 18,193 1,574,786
S&P Global, Inc. 6,958 2,866,209
State Street Corp. 6,364 1,171,994

12 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 4,809 537,406
46,841,119
Chemicals 0 .9%
Air Products & Chemicals, Inc. 5,171 1,524,876
Albemarle Corp. 2,800 329,392
CF Industries Holdings, Inc. 3,667 459,072
Corteva, Inc. 15,575 1,225,908
Dow, Inc. 16,942 513,173
DuPont de Nemours, Inc. 3,183 436,071
Ecolab, Inc. 5,808 1,612,475
International Flavors &
Fragrances, Inc. 5,685 450,366
Linde plc 10,632 5,086,136
LyondellBasell Industries NV,
Class A 5,938 368,631
Mosaic Co. (The) 6,148 135,994
PPG Industries, Inc. 5,281 583,656
Sherwin-Williams Co. (The) 5,310 1,809,914
14,535,664
Commercial Services & Supplies 0 .4%
Cintas Corp. 7,791 1,594,272
Copart, Inc.* 20,896 608,491
Republic Services, Inc., Class
A 4,552 958,424
Rollins, Inc. 7,238 274,827
Veralto Corp. 5,852 551,083
Waste Management, Inc. 8,446 1,913,441
5,900,538
Communications Equipment 1 .2%
Arista Networks, Inc.* 23,743 4,282,050
Ciena Corp.* 3,229 1,217,494
Cisco Systems, Inc. 90,827 10,535,024
F5, Inc.* 1,351 543,872
Lumentum Holdings, Inc.* 1,758 1,255,107
Motorola Solutions, Inc. 3,838 1,672,408
19,505,955
Construction & Engineering 0 .3%
Comfort Systems USA, Inc. 807 1,395,860
EMCOR Group, Inc. 1,045 833,314
Quanta Services, Inc. 3,429 2,288,378
4,517,552
Construction Materials 0 .2%
CRH plc 15,365 1,459,829
Martin Marietta Materials, Inc. 1,351 709,464
Vulcan Materials Co. 3,041 816,721
2,986,014
Consumer Finance 0 .5%
American Express Co. 12,238 4,115,027
Capital One Financial Corp. 14,214 2,970,868
Synchrony Financial 7,921 600,333
7,686,228
Consumer Staples Distribution & Retail 1 .6%
Casey's General Stores, Inc. 832 724,672
Costco Wholesale Corp. 10,202 9,711,182
Dollar General Corp. 4,948 628,644
Dollar Tree, Inc.* 4,311 548,402
Kroger Co. (The) 13,071 754,720
Sysco Corp. 10,976 935,594
Target Corp. 10,251 1,481,167
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Walmart, Inc. 100,811 11,210,183
25,994,564
Containers & Packaging 0 .2%
Amcor plc 10,859 487,352
Avery Dennison Corp. 1,691 287,013
Ball Corp. 6,324 410,428
International Paper Co. 12,096 493,880
Packaging Corp. of America 2,018 496,105
Smurfit Westrock plc 12,359 568,143
2,742,921
Distributors 0 .0%
†
Genuine Parts Co. 3,037 377,712
Diversified Telecommunication Services 0 .6%
AT&T, Inc. 159,776 3,714,792
Comcast Corp., Class A 81,868 1,961,557
Verizon Communications, Inc. 96,016 4,494,509
10,170,858
Electric Utilities 1 .3%
Alliant Energy Corp.(a) 5,671 401,393
American Electric Power Co.,
Inc. 12,680 1,621,138
Constellation Energy Corp. 7,296 1,917,024
Duke Energy Corp. 17,876 2,242,187
Edison International 9,052 664,145
Entergy Corp. 10,322 1,110,854
Evergy, Inc. 5,355 444,518
Eversource Energy 8,787 629,061
Exelon Corp.(a) 23,352 1,069,989
FirstEnergy Corp. 12,264 592,474
NextEra Energy, Inc. 47,952 4,167,988
NRG Energy, Inc. 4,829 648,486
PG&E Corp. 50,303 874,266
Pinnacle West Capital Corp.(a) 2,930 295,901
PPL Corp. 17,557 618,182
Southern Co. (The) 25,922 2,450,666
Xcel Energy, Inc. 14,338 1,121,232
20,869,504
Electrical Equipment 1 .1%
AMETEK, Inc. 5,270 1,273,811
Eaton Corp. plc 8,929 3,707,321
Emerson Electric Co. 12,723 1,906,160
GE Vernova, Inc. 6,179 6,119,002
Generac Holdings, Inc.* 1,298 255,849
Hubbell, Inc., Class B 1,253 592,105
Rockwell Automation, Inc. 2,588 1,242,447
Vertiv Holdings Co., Class A 8,828 2,132,580
17,229,275
Electronic Equipment, Instruments & Components 0 .9%
Amphenol Corp., Class A 28,289 4,546,042
CDW Corp. 2,963 437,961
Coherent Corp.* 4,433 1,165,392
Corning, Inc. 18,009 2,489,744
Flex Ltd.* 8,583 976,316
Jabil, Inc. 2,458 774,393
Keysight Technologies, Inc.* 3,909 1,247,284
TE Connectivity plc 6,684 1,374,832
Teledyne Technologies, Inc.* 1,064 697,527

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2026 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Zebra Technologies Corp.,
Class A* 1,093 321,145
14,030,636
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 23,026 1,392,843
Halliburton Co. 19,545 630,326
SLB Ltd. 33,991 1,685,614
3,708,783
Entertainment 0 .9%
Electronic Arts, Inc. 5,145 1,079,730
Live Nation Entertainment,
Inc.*(a) 3,600 626,868
Netflix, Inc.* 96,827 6,943,464
Take-Two Interactive Software,
Inc.* 4,080 991,114
TKO Group Holdings, Inc.,
Class A(a) 1,401 254,716
Walt Disney Co. (The) 39,931 3,840,963
Warner Bros Discovery, Inc.* 56,991 1,498,863
15,235,718
Financial Services 3 .2%
Apollo Global Management,
Inc. 10,520 1,321,207
Berkshire Hathaway, Inc.,
Class B* 42,157 21,564,992
Block, Inc., Class A* 12,383 1,005,995
Corpay, Inc.* 1,445 552,149
Fidelity National Information
Services, Inc. 11,444 512,348
Fiserv, Inc.* 12,144 655,047
Global Payments, Inc. 5,397 453,780
Jack Henry & Associates, Inc.
(a) 1,697 261,406
Mastercard, Inc., Class A 18,554 10,633,297
PayPal Holdings, Inc. 20,210 1,156,214
Visa, Inc., Class A 38,165 13,973,351
52,089,786
Food Products 0 .4%
Archer-Daniels-Midland Co. 10,925 866,025
Bunge Global SA 3,015 320,283
General Mills, Inc.(a) 11,789 421,457
Hershey Co. (The) 3,308 579,065
Hormel Foods Corp. 6,495 162,440
J M Smucker Co. (The) 2,653 316,397
Kraft Heinz Co. (The)(a) 20,358 526,254
McCormick & Co., Inc.
(Non-Voting) 6,138 312,424
Mondelez International, Inc.,
Class A 29,296 1,825,434
Tyson Foods, Inc., Class A 6,609 383,058
5,712,837
Gas Utilities 0 .0%
†
Atmos Energy Corp. 3,778 652,763
Ground Transportation 0 .8%
CSX Corp. 42,679 2,151,022
Fedex Freight Holding Co.,
Inc.* 2,528 355,260
JB Hunt Transport Services,
Inc. 1,758 477,736
Common Stocks
Shares Value ($)
Ground Transportation
Norfolk Southern Corp. 5,165 1,732,754
Old Dominion Freight Line, Inc. 4,252 902,019
Uber Technologies, Inc.* 46,808 3,293,411
Union Pacific Corp. 13,652 3,988,159
12,900,361
Health Care Equipment & Supplies 1 .3%
Abbott Laboratories 40,053 4,233,602
Align Technology, Inc.* 1,423 240,715
Baxter International, Inc. 10,917 285,589
Becton Dickinson & Co. 6,273 1,038,934
Boston Scientific Corp.* 33,630 1,571,530
Cooper Cos., Inc. (The)* 4,369 315,966
Dexcom, Inc.* 8,675 723,929
Edwards Lifesciences Corp.* 13,389 1,152,391
GE HealthCare Technologies,
Inc. 10,384 706,320
IDEXX Laboratories, Inc.* 1,837 1,027,012
Insulet Corp.* 1,596 263,899
Intuitive Surgical, Inc.* 8,144 2,877,519
Medtronic plc 29,516 2,520,371
ResMed, Inc. 3,411 719,653
Solventum Corp.* 3,626 309,805
STERIS plc 2,330 532,172
Stryker Corp. 7,934 2,584,104
Zimmer Biomet Holdings, Inc. 4,594 431,514
21,535,025
Health Care Providers & Services 1 .6%
Cardinal Health, Inc. 5,486 1,261,945
Cencora, Inc. 4,473 1,392,624
Centene Corp.* 10,915 679,131
Cigna Group (The) 6,018 1,679,323
CVS Health Corp. 29,340 3,063,976
DaVita, Inc.* 760 182,468
Elevance Health, Inc. 4,994 1,876,945
HCA Healthcare, Inc. 3,560 1,433,220
Henry Schein, Inc.* 2,010 172,358
Humana, Inc. 2,713 987,152
Labcorp Holdings, Inc. 1,944 601,085
McKesson Corp. 2,749 2,353,666
Quest Diagnostics, Inc. 2,631 613,049
UnitedHealth Group, Inc. 20,883 8,653,915
Universal Health Services,
Inc., Class B 1,224 206,171
25,157,028
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc. 3,773 194,121
Healthpeak Properties, Inc. 15,244 332,776
Ventas, Inc. 11,041 1,032,444
Welltower, Inc. 16,232 3,805,430
5,364,771
Health Care Technology 0 .0%
†
Veeva Systems, Inc., Class A* 3,463 705,690
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 14,700 369,411
Hotels, Restaurants & Leisure 1 .5%
Airbnb, Inc., Class A* 9,733 1,474,744
Booking Holdings, Inc. 17,775 3,428,798
Carnival Corp. Ltd. 29,699 825,929

14 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc.,
Class A* 29,496 1,097,841
Darden Restaurants, Inc. 2,669 543,355
Domino's Pizza, Inc. 704 244,598
DoorDash, Inc., Class A* 8,764 1,719,146
Expedia Group, Inc. 2,650 781,061
Hilton Worldwide Holdings,
Inc. 5,206 1,668,471
Las Vegas Sands Corp. 7,119 348,048
Marriott International, Inc.,
Class A 5,033 1,876,453
McDonald's Corp. 16,338 4,421,716
MGM Resorts International* 4,049 180,464
Norwegian Cruise Line
Holdings Ltd.* 10,146 188,005
Royal Caribbean Cruises Ltd.
(a) 5,673 1,805,716
Starbucks Corp. 26,207 2,758,287
Wynn Resorts Ltd. 2,131 211,630
Yum! Brands, Inc. 6,224 954,015
24,528,277
Household Durables 0 .2%
DR Horton, Inc. 6,223 890,262
Garmin Ltd. 3,755 1,103,144
Lennar Corp., Class A 4,890 402,692
NVR, Inc.* 61 374,970
PulteGroup, Inc. 4,320 546,350
3,317,418
Household Products 0 .7%
Church & Dwight Co., Inc. 5,381 531,697
Clorox Co. (The) 2,753 262,994
Colgate-Palmolive Co. 18,603 1,698,454
Kimberly-Clark Corp.(a) 7,583 828,898
Procter & Gamble Co. (The) 53,546 7,736,861
11,058,904
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 16,219 238,095
Vistra Corp. 7,329 1,086,084
1,324,179
Industrial Conglomerates 0 .2%
3M Co. 12,068 2,127,347
Honeywell International, Inc. 7,248 1,761,626
3,888,973
Industrial REITs 0 .2%
Prologis, Inc. 21,439 3,100,294
Insurance 1 .6%
Aflac, Inc. 10,558 1,345,934
Allstate Corp. (The) 5,915 1,562,033
American International Group,
Inc. 11,999 942,881
Aon plc, Class A 4,991 1,799,505
Arch Capital Group Ltd.* 8,179 822,235
Arthur J Gallagher & Co. 5,887 1,468,336
Assurant, Inc. 1,221 340,891
Brown & Brown, Inc. 6,389 449,786
Chubb Ltd. 8,383 2,939,750
Cincinnati Financial Corp. 3,401 604,290
Erie Indemnity Co., Class A(a) 645 156,116
Common Stocks
Shares Value ($)
Insurance
Everest Group Ltd. 894 334,490
Globe Life, Inc. 1,813 330,419
Hartford Insurance Group, Inc.
(The) 6,384 905,953
Loews Corp. 3,969 460,444
Marsh & McLennan Cos., Inc. 11,049 2,095,885
MetLife, Inc. 12,422 1,194,127
Principal Financial Group, Inc. 4,300 488,910
Progressive Corp. (The) 13,437 2,840,851
Prudential Financial, Inc. 8,069 985,063
Travelers Cos., Inc. (The) 4,862 1,820,138
W R Berkley Corp. 6,558 475,717
Willis Towers Watson plc 2,105 707,112
25,070,866
Interactive Media & Services 7 .1%
Alphabet, Inc., Class A 134,834 48,018,432
Alphabet, Inc., Class C 108,683 38,761,792
Meta Platforms, Inc., Class A 50,498 28,112,742
114,892,966
IT Services 0 .6%
Accenture plc, Class A 14,098 2,339,140
Akamai Technologies, Inc.*(a) 3,348 385,623
Cognizant Technology
Solutions Corp., Class A 11,132 616,156
Gartner, Inc.* 1,396 210,824
GoDaddy, Inc., Class A* 3,253 269,153
International Business
Machines Corp. 21,613 4,833,747
VeriSign, Inc. 1,789 518,846
9,173,489
Leisure Products 0 .0%
†
Hasbro, Inc. 3,183 299,011
Life Sciences Tools & Services 0 .8%
Agilent Technologies, Inc. 6,596 912,689
Bio-Techne Corp. 3,294 237,464
Charles River Laboratories
International, Inc.*(a) 1,164 270,642
Danaher Corp. 14,485 2,824,285
IQVIA Holdings, Inc.* 3,780 888,376
Mettler-Toledo International,
Inc.* 447 633,086
Revvity, Inc.(a) 2,485 279,612
Thermo Fisher Scientific, Inc. 8,545 4,907,393
Waters Corp.* 2,309 871,209
West Pharmaceutical
Services, Inc. 1,650 562,584
12,387,340
Machinery 1 .6%
Caterpillar, Inc. 10,591 8,629,653
Cummins, Inc. 3,173 2,012,317
Deere & Co. 5,776 3,423,262
Dover Corp. 3,076 629,411
Fortive Corp. 6,985 413,582
IDEX Corp. 1,712 394,530
Illinois Tool Works, Inc. 5,986 1,717,683
Ingersoll Rand, Inc. 8,416 701,726
Nordson Corp. 1,208 359,718
Otis Worldwide Corp. 8,916 641,506
PACCAR, Inc. 12,165 1,614,052
Parker-Hannifin Corp. 2,899 2,830,960

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2026 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Machinery
Pentair plc 3,482 227,862
Snap-on, Inc. 1,214 498,238
Stanley Black & Decker, Inc. 3,614 341,812
Westinghouse Air Brake
Technologies Corp. 3,895 1,132,900
Xylem, Inc. 5,415 633,393
26,202,605
Media 0 .1%
Charter Communications, Inc.,
Class A* 1,970 285,611
EchoStar Corp., Class A* 3,283 276,067
Fox Corp., Class A 4,872 283,697
Fox Corp., Class B 3,111 161,585
News Corp., Class A 7,362 202,897
News Corp., Class B 3,040 95,061
Omnicom Group, Inc. 6,592 518,790
Paramount Skydance Corp.,
Class B(a) 8,605 68,496
Trade Desk, Inc. (The), Class
A* 10,398 187,580
2,079,784
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 32,749 2,051,070
Newmont Corp. 24,548 2,300,393
Nucor Corp. 5,278 1,357,977
Steel Dynamics, Inc. 3,090 776,393
6,485,833
Multi-Utilities 0 .5%
Ameren Corp. 6,293 689,776
CenterPoint Energy, Inc.(a) 15,331 644,515
CMS Energy Corp. 6,954 500,618
Consolidated Edison, Inc. 8,642 940,682
Dominion Energy, Inc. 20,296 1,403,874
DTE Energy Co. 4,864 690,056
NiSource, Inc. 10,614 471,580
Public Service Enterprise
Group, Inc. 11,506 882,280
Sempra 15,121 1,338,965
WEC Energy Group, Inc. 7,357 805,003
8,367,349
Office REITs 0 .0%
†
BXP, Inc. 3,582 251,170
Oil, Gas & Consumable Fuels 2 .9%
APA Corp.(a) 8,779 327,632
Chevron Corp. 43,049 8,473,335
ConocoPhillips 28,015 3,375,247
Devon Energy Corp. 26,718 1,205,783
Diamondback Energy, Inc. 4,507 914,696
EOG Resources, Inc. 12,122 1,802,420
EQT Corp. 14,381 766,364
Expand Energy Corp. 5,582 524,875
ExxonMobil Holdings Corp.* 95,313 14,815,453
Kinder Morgan, Inc. 45,020 1,448,744
Marathon Petroleum Corp. 6,678 2,113,387
Occidental Petroleum Corp. 16,673 951,528
ONEOK, Inc. 14,240 1,293,134
Phillips 66 9,318 1,972,434
Targa Resources Corp. 4,951 1,338,602
Texas Pacific Land Corp. 1,297 522,146
Valero Energy Corp. 6,749 2,111,762
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) 28,464 2,036,315
45,993,857
Passenger Airlines 0 .2%
Delta Air Lines, Inc. 15,229 1,331,624
Southwest Airlines Co. 11,212 504,203
United Airlines Holdings, Inc.* 7,463 905,486
2,741,313
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 5,530 463,967
Kenvue, Inc. 43,981 846,194
1,310,161
Pharmaceuticals 3 .1%
Bristol-Myers Squibb Co. 46,954 3,066,566
Eli Lilly & Co. 18,190 20,897,400
Johnson & Johnson 55,354 14,189,998
Merck & Co., Inc. 56,793 7,394,449
Pfizer, Inc. 131,058 3,277,760
Viatris, Inc. 26,859 471,644
Zoetis, Inc., Class A 9,515 735,414
50,033,231
Professional Services 0 .3%
Automatic Data Processing,
Inc. 9,192 2,449,300
Broadridge Financial
Solutions, Inc. 2,588 398,423
Equifax, Inc. 2,643 456,235
Jacobs Solutions, Inc. 2,698 364,041
Leidos Holdings, Inc. 2,918 337,321
Paychex, Inc. 7,215 843,001
Verisk Analytics, Inc., Class A 3,143 612,413
5,460,734
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 6,650 976,286
CoStar Group, Inc.* 8,847 254,440
1,230,726
Residential REITs 0 .2%
AvalonBay Communities, Inc. 3,254 603,975
Camden Property Trust 2,149 238,131
Equity Residential 7,976 530,005
Essex Property Trust, Inc. 1,468 417,118
Invitation Homes, Inc. 12,888 383,031
Mid-America Apartment
Communities, Inc. 2,703 357,715
UDR, Inc. 6,538 249,490
2,779,465
Retail REITs 0 .3%
Federal Realty Investment
Trust 1,931 239,618
Kimco Realty Corp. 15,193 387,118
Realty Income Corp. 21,566 1,377,420
Regency Centers Corp. 4,004 321,481
Simon Property Group, Inc. 7,521 1,725,092
4,050,729
Semiconductors & Semiconductor Equipment 15 .6%
Advanced Micro Devices, Inc.* 37,495 17,853,244
Analog Devices, Inc. 11,226 4,124,545
Applied Materials, Inc. 18,249 9,264,470

16 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc. 108,873 42,382,081
First Solar, Inc.* 2,448 516,601
Intel Corp.* 108,638 9,799,148
KLA Corp. 30,038 5,491,547
Lam Research Corp. 28,757 8,426,376
Marvell Technology, Inc. 20,133 3,776,146
Microchip Technology, Inc. 12,409 921,865
Micron Technology, Inc. 25,932 21,342,814
Monolithic Power Systems,
Inc. 1,142 1,628,526
NVIDIA Corp. 556,948 111,807,311
NXP Semiconductors NV 5,740 1,315,378
ON Semiconductor Corp.* 9,018 735,959
Qnity Electronics, Inc. 4,878 639,896
QUALCOMM, Inc. 24,237 3,577,624
Skyworks Solutions, Inc.(a) 3,705 230,747
Teradyne, Inc. 3,593 1,321,110
Texas Instruments, Inc. 20,927 5,770,411
250,925,799
Software 7 .9%
Adobe, Inc.* 9,370 2,346,342
AppLovin Corp., Class A* 6,187 2,449,433
Autodesk, Inc.* 4,925 1,153,435
Cadence Design Systems,
Inc.* 6,381 2,169,668
Crowdstrike Holdings, Inc.,
Class A* 23,412 4,468,414
Datadog, Inc., Class A* 7,696 2,062,297
Fair Isaac Corp.* 518 581,698
Fortinet, Inc.* 14,300 2,315,885
Gen Digital, Inc. 13,073 358,854
Intuit, Inc. 6,359 2,009,889
Microsoft Corp. 170,816 79,381,611
Oracle Corp. 39,019 5,067,398
Palantir Technologies, Inc.,
Class A* 52,798 6,497,322
Palo Alto Networks, Inc.* 18,649 6,188,298
PTC, Inc.* 2,778 381,142
Roper Technologies, Inc.(a) 2,347 919,954
Salesforce, Inc. 18,811 3,461,600
ServiceNow, Inc.* 23,660 2,631,702
Synopsys, Inc.* 4,366 1,697,326
Trimble, Inc.* 5,059 286,238
Tyler Technologies, Inc.* 968 299,693
Workday, Inc., Class A*(a) 4,551 729,707
127,457,906
Specialized REITs 0 .7%
American Tower Corp. 10,699 1,854,779
Crown Castle, Inc. 10,138 773,529
Digital Realty Trust, Inc. 7,878 1,485,161
Equinix, Inc. 2,294 2,338,228
Extra Space Storage, Inc. 4,711 697,416
Iron Mountain, Inc. 6,880 841,562
Public Storage 3,672 1,190,352
SBA Communications Corp.,
Class A 2,339 423,312
VICI Properties, Inc., Class A 25,308 666,866
Weyerhaeuser Co. 16,020 400,981
10,672,186
Common Stocks
Shares Value ($)
Specialty Retail 1 .4%
AutoZone, Inc.* 377 1,137,126
Best Buy Co., Inc. 4,660 401,972
Carvana Co., Class A* 16,135 1,006,179
Home Depot, Inc. (The) 22,904 7,603,212
Lowe's Cos., Inc. 12,879 2,676,385
O'Reilly Automotive, Inc.* 19,138 1,709,980
Ross Stores, Inc. 7,479 1,877,752
TJX Cos., Inc. (The) 25,428 4,000,841
Tractor Supply Co. 12,640 388,933
Ulta Beauty, Inc.* 984 504,625
Williams-Sonoma, Inc. 2,682 613,266
21,920,271
Technology Hardware, Storage & Peripherals 7 .6%
Apple, Inc. 337,734 104,329,410
Dell Technologies, Inc., Class
C 6,652 2,696,521
Hewlett Packard Enterprise
Co. 30,903 1,480,254
HP, Inc. 21,103 575,479
NetApp, Inc. 4,517 806,285
Sandisk Corp.* 3,405 4,136,496
Seagate Technology Holdings
plc 5,156 4,414,206
Super Micro Computer, Inc.* 11,040 313,536
Western Digital Corp. 7,926 4,318,402
123,070,589
Textiles, Apparel & Luxury Goods 0 .2%
Deckers Outdoor Corp.* 3,363 325,807
Lululemon Athletica, Inc.* 2,510 298,364
NIKE, Inc., Class B 27,441 1,144,564
Ralph Lauren Corp., Class A 874 332,417
Tapestry, Inc. 4,567 695,874
2,797,026
Tobacco 0 .6%
Altria Group, Inc. 38,399 2,623,804
Philip Morris International, Inc. 35,839 6,838,798
9,462,602
Trading Companies & Distributors 0 .3%
Fastenal Co. 26,438 1,261,357
United Rentals, Inc. 1,441 1,555,213
WW Grainger, Inc. 999 1,380,838
4,197,408
Water Utilities 0 .0%
†
American Water Works Co.,
Inc.(a) 4,620 619,865
Wireless Telecommunication Services 0 .1%
T-Mobile US, Inc. 10,820 1,868,722
Total Common Stocks
(cost $512,539,763) 1,480,196,357

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2026 (Unaudited) - Statement of Investments - 17
Purchased Options 0 .2%
Number of
Contracts Value ($)
Call Options 0 .2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
9/18/2026 at USD 7,950.00,
American Style
Notional Amount: USD
251,518,913
Exchange Traded
*
669 374,640
S&P 500 E-Mini Index
10/16/2026 at USD
7,750.00, European Style
Notional Amount: USD
251,518,913
Exchange Traded 669 3,646,050
Total Purchased Options
(cost $6,669,288) 4,020,690
Short-Term Investments 3 .3%
Shares
Money Market Funds 0.0%
†
BlackRock Liquidity FedFund,
Institutional Shares,
3.56%(b)(c) 89,133 89,133
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.64%(b)(c) 89,133 89,133
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.59%(b)(c) 89,133 89,133
267,399
U.S. Treasury Obligations 3.3%
U.S. Treasury Bills, 3.58%,
8/6/2026 53,000,000 52,984,100
Total Short-Term Investments
(cost $53,241,484) 53,251,499
Repurchase Agreement 0 .1%
Principal
Amount ($)
CF Secured, LLC,
3.63%, dated 7/31/2026,
due 8/3/2026, repurchase
price $1,639,419,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056;
total market value
$1,672,207.(c) 1,638,923 1,638,923
Total Repurchase Agreement
(cost $1,638,923) 1,638,923
Total Investments
(cost $574,089,458) — 95.5% 1,539,107,469
Other assets in excess of liabilities — 4.5% 71,680,178
NET ASSETS — 100.0%
$ 1,610,787,647
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2026. The total value of securities on loan as of
July 31, 2026 was $10,139,921, which was collateralized
by cash used to purchase money market funds and
repurchase agreements with a value of $267,399 and
$1,638,923, respectively, and by $8,502,158 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 8/11/2026 - 5/15/2056, a total value of
$10,408,480.
(b) Represents 7-day effective yield as of July 31, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $1,906,322.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

18 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of July 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index (15) 9/2026 USD (5,639,438) (50,468)
Net contracts (50,468)
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2026 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,480,196,357 $ – $ – $ 1,480,196,357
Purchased Option 4,020,690 – – 4,020,690
Repurchase Agreement – 1,638,923 – 1,638,923
Short-Term Investments   267,399 52,984,100 – 53,251,499
Total Assets $ 1,484,484,446 $ 54,623,023 $ – $ 1,539,107,469
Liabilities:
Futures Contracts $ (50,468) $ – $ – $ (50,468)
Total Liabilities $ (50,468) $ – $ – $ (50,468)
Total $ 1,484,433,978 $ 54,623,023 $ – $ 1,539,057,001

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2026 (Unaudited) - Statement of Investments - 21
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2026:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 4,020,690
Total $ 4,020,690
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (50,468)
Total $ (50,468)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 92 .6%
Shares Value ($)
Aerospace & Defense 2 .0%
L3Harris Technologies, Inc. 22,332 6,187,304
RTX Corp. 61,714 13,282,087
19,469,391
Automobiles 1 .6%
Ford Motor Co. 463,211 6,799,938
General Motors Co. 98,142 8,720,898
15,520,836
Banks 8 .6%
Citigroup, Inc. 104,266 13,810,032
Fifth Third Bancorp 492,707 27,837,945
First Horizon Corp. 174,865 4,483,539
JPMorgan Chase & Co. 105,227 37,017,806
83,149,322
Beverages 1 .7%
Coca-Cola Co. (The) 185,080 16,211,157
Biotechnology 1 .9%
AbbVie, Inc. 45,050 11,304,847
Gilead Sciences, Inc. 54,406 7,084,205
18,389,052
Broadline Retail 5 .3%
Amazon.com, Inc.* 188,990 51,325,904
Building Products 0 .4%
Carrier Global Corp. 60,759 3,755,514
Capital Markets 0 .8%
Morgan Stanley 36,969 7,779,017
Communications Equipment 2 .6%
Cisco Systems, Inc. 213,233 24,732,896
Construction Materials 1 .3%
CRH plc 135,548 12,878,416
Consumer Finance 1 .7%
Capital One Financial Corp. 78,199 16,344,373
Consumer Staples Distribution & Retail 1 .4%
Target Corp. 92,404 13,351,454
Containers & Packaging 2 .3%
International Paper Co. 233,208 9,521,883
Packaging Corp. of America 50,572 12,432,620
21,954,503
Diversified Telecommunication Services 2 .2%
AT&T, Inc. 930,817 21,641,495
Electric Utilities 1 .0%
Constellation Energy Corp. 17,603 4,625,188
NRG Energy, Inc. 35,135 4,718,279
9,343,467
Electrical Equipment 0 .7%
Regal Rexnord Corp. 31,644 6,494,298
Energy Equipment & Services 2 .2%
SLB Ltd. 423,391 20,995,960
Entertainment 0 .8%
Walt Disney Co. (The) 83,223 8,005,220
Financial Services 4 .0%
Berkshire Hathaway, Inc.,
Class B* 55,825 28,556,720
Voya Financial, Inc. 103,878 10,328,590
38,885,310
Common Stocks
Shares Value ($)
Food Products 0 .4%
Bunge Global SA(a) 34,709 3,687,137
Ground Transportation 0 .9%
CSX Corp. 164,845 8,308,188
Health Care Equipment & Supplies 0 .5%
Medtronic plc 59,800 5,106,322
Health Care Providers & Services 4 .7%
Elevance Health, Inc. 37,583 14,125,195
UnitedHealth Group, Inc. 74,648 30,934,131
45,059,326
Hotels, Restaurants & Leisure 0 .5%
Las Vegas Sands Corp. 89,931 4,396,727
Household Products 2 .1%
Colgate-Palmolive Co. 225,679 20,604,493
Industrial Conglomerates 0 .7%
Honeywell International, Inc. 28,261 6,868,836
Insurance 6 .4%
American International Group,
Inc. 58,026 4,559,683
Aon plc, Class A 37,157 13,396,956
Assurant, Inc. 93,688 26,156,753
Chubb Ltd. 21,033 7,375,852
Old Republic International
Corp. 224,436 9,697,880
61,187,124
IT Services 0 .9%
International Business
Machines Corp. 40,194 8,989,388
Life Sciences Tools & Services 2 .7%
Agilent Technologies, Inc. 82,906 11,471,703
Thermo Fisher Scientific, Inc. 24,592 14,123,186
25,594,889
Machinery 0 .5%
CNH Industrial NV 442,524 4,535,871
Media 1 .9%
Omnicom Group, Inc. 234,363 18,444,368
Metals & Mining 1 .6%
Freeport-McMoRan, Inc. 101,126 6,333,521
Newmont Corp. 102,073 9,565,261
15,898,782
Multi-Utilities 0 .5%
Dominion Energy, Inc. 64,236 4,443,204
Oil, Gas & Consumable Fuels 5 .9%
Diamondback Energy, Inc. 68,602 13,922,776
EQT Corp. 90,670 4,831,804
ExxonMobil Holdings Corp.* 110,763 17,217,001
Marathon Petroleum Corp. 16,762 5,304,670
Occidental Petroleum Corp. 201,751 11,513,930
Phillips 66 20,685 4,378,601
57,168,782
Passenger Airlines 1 .9%
Delta Air Lines, Inc. 206,444 18,051,463
Personal Care Products 0 .5%
Estee Lauder Cos., Inc. (The),
Class A 53,696 4,505,094

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Pharmaceuticals 4 .2%
Bristol-Myers Squibb Co. 156,474 10,219,317
Johnson & Johnson 99,016 25,382,752
Pfizer, Inc. 183,390 4,586,584
40,188,653
Semiconductors & Semiconductor Equipment 2 .8%
Applied Materials, Inc. 11,193 5,682,350
Marvell Technology, Inc. 22,282 4,179,212
Texas Instruments, Inc. 61,275 16,895,969
26,757,531
Software 5 .0%
Dolby Laboratories, Inc., Class
A 102,601 6,033,965
Microsoft Corp. 90,703 42,151,498
48,185,463
Specialized REITs 1 .0%
Weyerhaeuser Co. 396,776 9,931,303
Specialty Retail 0 .5%
Lowe's Cos., Inc. 21,152 4,395,597
Technology Hardware, Storage & Peripherals 1 .4%
NetApp, Inc. 50,966 9,097,431
Seagate Technology Holdings
plc 5,266 4,508,381
13,605,812
Textiles, Apparel & Luxury Goods 0 .7%
Deckers Outdoor Corp.* 65,514 6,346,996
Tobacco 1 .3%
Philip Morris International, Inc. 64,889 12,382,119
Trading Companies & Distributors 0 .6%
Ferguson Enterprises, Inc. 23,964 5,615,484
Total Common Stocks
(cost $702,753,609) 890,486,537
Purchased Options 0 .2%
Number of
Contracts Value ($)
Call Options 0 .2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
9/18/2026 at USD 7,950.00,
American Style
Notional Amount: USD
137,978,238
Exchange Traded
*
367 205,520
S&P 500 E-Mini Index
10/16/2026 at USD
7,750.00, European Style
Notional Amount: USD
137,978,238
Exchange Traded 367 2,000,150
Total Purchased Options
(cost $3,646,638) 2,205,670
Short-Term Investment 2 .7%
Shares
U.S. Treasury Obligations 2.7%
U.S. Treasury Bills, 3.58%,
8/6/2026 26,000,000 25,992,200
Total Short-Term Investments
(cost $25,987,287) 25,992,200
Total Investments
(cost $732,387,534) — 95.5% 918,684,407
Other assets in excess of liabilities — 4.5% 43,595,614
NET ASSETS — 100.0%
$ 962,280,021
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2026. The total value of securities on loan as of
July 31, 2026 was $2,294,780, which was collateralized
by $2,315,976 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 6.25%, and
maturity dates ranging from 8/11/2026 - 11/15/2055.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

24 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Futures contracts outstanding as of July 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 619 9/2026 USD 76,824,090 2,744,125
Total long contracts 2,744,125
Short Contracts
S&P 500 E-Mini Index (213) 9/2026 USD (80,080,013) (423,750)
Total short contracts (423,750)
Net contracts 2,320,375
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

26 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 890,486,537 $ – $ – $ 890,486,537
Futures Contracts 2,744,125 – – 2,744,125
Purchased Option 2,205,670 – – 2,205,670
Short-Term Investment – 25,992,200 – 25,992,200
Total Assets $ 895,436,332 $ 25,992,200 $ – $ 921,428,532
Liabilities:
Futures Contracts $ (423,750) $ – $ – $ (423,750)
Total Liabilities $ (423,750) $ – $ – $ (423,750)
Total $ 895,012,582 $ 25,992,200 $ – $ 921,004,782

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 27
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2026:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,205,670
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 2,744,125
Total $ 4,949,795
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (423,750)
Total $ (423,750)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Fund
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 1 .5%
Howmet Aerospace, Inc. 80,843 22,818,745
Banks 3 .6%
Bank of America Corp. 494,242 30,618,292
Wells Fargo & Co. 276,502 23,903,598
54,521,890
Beverages 0 .7%
PepsiCo, Inc. 74,731 10,429,458
Biotechnology 1 .5%
AbbVie, Inc. 90,737 22,769,543
Broadline Retail 6 .1%
Amazon.com, Inc.* 339,444 92,186,202
Building Products 1 .6%
Trane Technologies plc 52,233 23,763,403
Capital Markets 3 .2%
Morgan Stanley 177,075 37,260,121
S&P Global, Inc. 26,549 10,936,330
48,196,451
Chemicals 2 .6%
Ecolab, Inc. 72,320 20,078,202
Linde plc 40,217 19,239,008
39,317,210
Construction Materials 0 .5%
Martin Marietta Materials, Inc. 12,783 6,712,865
Consumer Finance 1 .3%
American Express Co. 57,333 19,278,221
Consumer Staples Distribution & Retail 1 .3%
Costco Wholesale Corp. 10,831 10,309,920
Walmart, Inc. 81,229 9,032,665
19,342,585
Electric Utilities 3 .5%
Entergy Corp. 159,137 17,126,324
NextEra Energy, Inc. 248,367 21,588,060
Southern Co. (The) 156,412 14,787,190
53,501,574
Electrical Equipment 1 .0%
Eaton Corp. plc 35,832 14,877,446
Electronic Equipment, Instruments & Components 2 .7%
Amphenol Corp., Class A 177,621 28,543,695
Corning, Inc. 92,760 12,824,070
41,367,765
Entertainment 0 .8%
Netflix, Inc.* 152,003 10,900,135
Walt Disney Co. (The) 12,048 1,158,897
12,059,032
Financial Services 2 .7%
Mastercard, Inc., Class A 70,205 40,234,486
Ground Transportation 2 .3%
CSX Corp. 469,320 23,653,728
Old Dominion Freight Line, Inc. 54,416 11,543,810
35,197,538
Health Care Equipment & Supplies 1 .0%
Stryker Corp. 46,183 15,041,803
Health Care Providers & Services 1 .9%
UnitedHealth Group, Inc. 70,633 29,270,315
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 2 .2%
Hilton Worldwide Holdings,
Inc. 54,717 17,536,251
McDonald's Corp. 60,415 16,350,716
33,886,967
Insurance 0 .9%
Aon plc, Class A 38,825 13,998,354
Interactive Media & Services 9 .3%
Alphabet, Inc., Class C 255,251 91,035,269
Meta Platforms, Inc., Class A 89,965 50,084,415
141,119,684
Life Sciences Tools & Services 1 .4%
Thermo Fisher Scientific, Inc. 36,872 21,175,590
Machinery 1 .4%
Parker-Hannifin Corp. 21,068 20,573,534
Oil, Gas & Consumable Fuels 2 .0%
ConocoPhillips 126,174 15,201,443
EQT Corp. 139,202 7,418,075
ExxonMobil Holdings Corp.* 50,200 7,803,088
30,422,606
Pharmaceuticals 3 .8%
Eli Lilly & Co. 16,114 18,512,408
Johnson & Johnson 153,194 39,271,282
57,783,690
Semiconductors & Semiconductor Equipment 20 .8%
Advanced Micro Devices, Inc.* 44,484 21,181,057
ASML Holding NV
(Registered), ADR-NL 10,473 17,060,517
Broadcom, Inc. 142,918 55,635,119
Lam Research Corp. 115,626 33,880,731
NVIDIA Corp. 700,931 140,711,898
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 43,801 17,706,554
Texas Instruments, Inc. 102,814 28,349,932
314,525,808
Software 9 .3%
Cadence Design Systems,
Inc.* 27,942 9,500,839
Microsoft Corp. 239,365 111,237,703
Palo Alto Networks, Inc.* 60,471 20,066,092
140,804,634
Specialty Retail 2 .7%
AutoZone, Inc.* 2,696 8,131,810
Lowe's Cos., Inc. 95,837 19,915,887
TJX Cos., Inc. (The) 83,675 13,165,424
41,213,121
Technology Hardware, Storage & Peripherals 6 .0%
Apple, Inc. 295,639 91,325,844
Total Investments
(cost $949,905,883) — 99.6% 1,507,716,364
Other assets in excess of liabilities — 0.4% 6,351,946
NET ASSETS — 100.0%
$ 1,514,068,310

Nationwide Fund - July 31, 2026 (Unaudited) - Statement of Investments - 29
* Denotes a non-income producing security. ADR American Depositary Receipt
NL Netherlands
TW Taiwan

30 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Fund - July 31, 2026 (Unaudited) - Statement of Investments - 31
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,507,716,364 $ – $ – $ 1,507,716,364
Total $ 1,507,716,364 $ – $ – $ 1,507,716,364
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

32 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 97 .1%
Shares Value ($)
Aerospace & Defense 8 .8%
Axon Enterprise, Inc.* 21,313 11,248,149
HEICO Corp., Class A 46,601 11,989,505
23,237,654
Building Products 2 .4%
Advanced Drainage Systems,
Inc. 45,979 6,367,172
Capital Markets 4 .3%
Intercontinental Exchange, Inc. 41,988 6,402,330
Raymond James Financial,
Inc. 27,978 4,923,569
11,325,899
Commercial Services & Supplies 3 .9%
Copart, Inc.* 122,864 3,577,800
Rollins, Inc. 176,037 6,684,125
10,261,925
Construction & Engineering 1 .3%
API Group Corp.* 86,686 3,439,700
Construction Materials 2 .1%
Vulcan Materials Co. 20,742 5,570,679
Distributors 1 .3%
Pool Corp. 17,855 3,315,852
Electrical Equipment 0 .8%
Generac Holdings, Inc.* 10,591 2,087,592
Electronic Equipment, Instruments & Components 10 .0%
Amphenol Corp., Class A 72,970 11,726,279
Cognex Corp. 46,817 3,054,341
Keysight Technologies, Inc.* 36,637 11,690,134
26,470,754
Food Products 0 .5%
Freshpet, Inc.*(a) 22,162 1,319,525
Ground Transportation 2 .0%
Old Dominion Freight Line, Inc. 25,297 5,366,506
Health Care Equipment & Supplies 8 .7%
Align Technology, Inc.* 9,084 1,536,649
Cooper Cos., Inc. (The)* 30,458 2,202,723
Dexcom, Inc.* 45,044 3,758,922
IDEXX Laboratories, Inc.* 13,779 7,703,425
STERIS plc 33,797 7,719,235
22,920,954
Health Care Providers & Services 2 .8%
HealthEquity, Inc.* 73,159 7,360,527
Health Care Technology 0 .8%
Veeva Systems, Inc., Class A* 9,754 1,987,670
Household Products 2 .0%
Church & Dwight Co., Inc. 53,571 5,293,351
Insurance 1 .6%
Ryan Specialty Holdings, Inc.,
Class A(a) 98,452 4,347,640
IT Services 1 .3%
EPAM Systems, Inc.* 18,534 1,956,449
Gartner, Inc.* 9,201 1,389,535
3,345,984
Life Sciences Tools & Services 2 .7%
Charles River Laboratories
International, Inc.*(a) 3,745 870,750
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Repligen Corp.* 45,271 6,383,664
7,254,414
Machinery 3 .9%
Crane Co. 11,184 2,387,337
IDEX Corp. 33,852 7,801,193
10,188,530
Professional Services 6 .7%
Broadridge Financial
Solutions, Inc. 28,348 4,364,175
SS&C Technologies Holdings,
Inc. 24,231 1,866,999
UL Solutions, Inc., Class A 53,882 4,937,746
Verisk Analytics, Inc., Class A 32,843 6,399,458
17,568,378
Real Estate Management & Development 0 .4%
CoStar Group, Inc.* 40,368 1,160,984
Semiconductors & Semiconductor Equipment 3 .8%
Monolithic Power Systems,
Inc. 6,988 9,965,098
Software 14 .6%
Bentley Systems, Inc., Class
B(a) 54,077 1,916,489
BlackLine, Inc.* 17,222 540,771
Cadence Design Systems,
Inc.* 31,265 10,630,725
Datadog, Inc., Class A* 40,245 10,784,453
HubSpot, Inc.* 6,133 1,455,729
Intuit, Inc. 5,591 1,767,147
Roper Technologies, Inc.(a) 9,672 3,791,134
Trimble, Inc.* 30,764 1,740,627
Tyler Technologies, Inc.* 18,846 5,834,721
38,461,796
Specialty Retail 9 .0%
Burlington Stores, Inc.* 23,935 8,819,569
O'Reilly Automotive, Inc.* 126,144 11,270,966
Ulta Beauty, Inc.* 7,136 3,659,555
23,750,090
Trading Companies & Distributors 1 .4%
Watsco, Inc. 12,283 3,799,132
Total Common Stocks
(cost $146,985,957) 256,167,806
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 15,020 0
Total Rights
(cost $15,320) 0
Short-Term Investments 0 .1%
Shares
Money Market Funds 0.1%
BlackRock Liquidity FedFund,
Institutional Shares,
3.56%(b)(c) 100,000 100,000

Nationwide Geneva Mid Cap Growth Fund - July 31, 2026 (Unaudited) - Statement of Investments - 33
Short-Term Investments
Shares Value ($)
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.64%(b)(c) 100,000 100,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.59%(b)(c) 100,000 100,000
Total Short-Term Investments
(cost $300,000) 300,000
Repurchase Agreement 1 .4%
Principal
Amount ($)
CF Secured, LLC,
3.63%, dated 7/31/2026,
due 8/3/2026, repurchase
price $3,645,595,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056;
total market value
$3,718,507.(c) 3,644,493 3,644,493
Total Repurchase Agreement
(cost $3,644,493) 3,644,493
Total Investments
(cost $150,945,770) — 98.6% 260,112,299
Other assets in excess of liabilities — 1.4% 3,669,016
NET ASSETS — 100.0%
$ 263,781,315
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2026. The total value of securities on loan as of
July 31, 2026 was $8,928,234, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $300,000 and $3,644,493,
respectively, and by $5,168,820 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% - 6.25%, and maturity dates ranging from
8/11/2026 - 5/15/2056, a total value of $9,113,313.
(b) Represents 7-day effective yield as of July 31, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $3,944,493.
CVR Contingent Value Rights

34 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Geneva Mid Cap Growth Fund - July 31, 2026 (Unaudited) - Statement of Investments - 35
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 256,167,806 $ – $ – $ 256,167,806
Repurchase Agreement – 3,644,493 – 3,644,493
Rights – – – –
Short-Term Investments 300,000 – – 300,000
Total $ 256,467,806 $ 3,644,493 $ – $ 260,112,299
As of July 31, 2026, The Fund held one right investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

36 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide GQG US Quality Equity Fund
Common Stocks 98 .8%
Shares Value ($)
Banks 3 .6%
Bank of America Corp. 162,353 10,057,768
JPMorgan Chase & Co. 10,954 3,853,508
13,911,276
Biotechnology 1 .5%
AbbVie, Inc. 22,895 5,745,271
Broadline Retail 6 .3%
Amazon.com, Inc.* 89,603 24,334,383
Capital Markets 3 .1%
Interactive Brokers Group,
Inc., Class A 32,072 2,822,015
State Street Corp. 49,203 9,061,225
11,883,240
Consumer Finance 1 .2%
American Express Co. 14,021 4,714,561
Electronic Equipment, Instruments & Components 0 .2%
Amphenol Corp., Class A 4,806 772,324
Financial Services 1 .4%
Mastercard, Inc., Class A 9,233 5,291,432
Ground Transportation 2 .5%
Union Pacific Corp. 33,684 9,840,107
Health Care Providers & Services 6 .4%
Cigna Group (The) 26,672 7,442,822
CVS Health Corp. 95,221 9,943,929
UnitedHealth Group, Inc. 18,030 7,471,632
24,858,383
Insurance 7 .7%
Allstate Corp. (The) 45,433 11,997,947
Progressive Corp. (The) 39,638 8,380,266
Travelers Cos., Inc. (The) 25,460 9,531,205
29,909,418
Interactive Media & Services 10 .1%
Alphabet, Inc., Class C 74,015 26,397,450
Meta Platforms, Inc., Class A 23,144 12,884,496
39,281,946
IT Services 0 .7%
Snowflake, Inc., Class A* 9,610 2,818,421
Common Stocks
Shares Value ($)
Metals & Mining 1 .3%
Steel Dynamics, Inc. 19,645 4,936,003
Oil, Gas & Consumable Fuels 13 .3%
ExxonMobil Holdings Corp.* 243,309 37,819,951
TotalEnergies SE 113,673 9,987,310
Valero Energy Corp. 12,157 3,803,925
51,611,186
Pharmaceuticals 4 .0%
Eli Lilly & Co. 6,464 7,426,102
Novartis AG, ADR 52,473 8,193,659
15,619,761
Semiconductors & Semiconductor Equipment 11 .8%
Broadcom, Inc. 40,472 15,754,940
Intel Corp.* 13,230 1,193,346
NVIDIA Corp. 125,625 25,219,219
Texas Instruments, Inc. 12,138 3,346,932
45,514,437
Software 7 .3%
Microsoft Corp. 56,297 26,162,342
Oracle Corp. 16,508 2,143,894
28,306,236
Technology Hardware, Storage & Peripherals 7 .1%
Apple, Inc. 69,056 21,332,089
Dell Technologies, Inc., Class
C 15,521 6,291,748
27,623,837
Tobacco 7 .4%
Altria Group, Inc. 169,260 11,565,536
Philip Morris International, Inc. 89,833 17,141,933
28,707,469
Water Utilities 1 .9%
American Water Works Co.,
Inc. 56,033 7,517,947
Total Investments
(cost $356,468,793) — 98.8% 383,197,638
Other assets in excess of liabilities — 1.2% 4,477,084
NET ASSETS — 100.0%
$ 387,674,722
* Denotes a non-income producing security.
ADR American Depositary Receipt

Nationwide GQG US Quality Equity Fund - July 31, 2026 (Unaudited) - Statement of Investments - 37
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

38 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide GQG US Quality Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 383,197,638 $ – $ – $ 383,197,638
Total $ 383,197,638 $ – $ – $ 383,197,638
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis All Cap Growth Fund - July 31, 2026 (Unaudited) - Statement of Investments - 39
Common Stocks 97.1%
Shares Value ($)
Aerospace & Defense 4.2%
Boeing Co. (The)* 40,436 8,739,837
Air Freight & Logistics 1.2%
Expeditors International of
Washington, Inc. 14,483 2,431,551
Automobile Components 0.3%
Mobileye Global, Inc., Class
A*(a) 89,063 707,160
Automobiles 5.7%
Tesla, Inc.* 38,059 11,844,341
Beverages 5.0%
Boston Beer Co., Inc. (The),
Class A* 4,063 744,341
Monster Beverage Corp.* 100,015 9,639,446
10,383,787
Biotechnology 4.3%
Alnylam Pharmaceuticals, Inc.* 16,539 3,399,095
Regeneron Pharmaceuticals,
Inc. 7,296 5,564,149
8,963,244
Broadline Retail 7.0%
Amazon.com, Inc.* 53,571 14,548,812
Capital Markets 3.0%
FactSet Research Systems,
Inc. 4,569 1,202,561
MSCI, Inc., Class A 3,791 2,169,362
SEI Investments Co. 28,537 2,938,740
6,310,663
Entertainment 6.3%
Netflix, Inc.* 130,054 9,326,172
Walt Disney Co. (The) 39,258 3,776,227
13,102,399
Financial Services 4.8%
Block, Inc., Class A* 22,010 1,788,093
Visa, Inc., Class A 22,410 8,204,973
9,993,066
Health Care Equipment & Supplies 0.8%
Intuitive Surgical, Inc.* 4,843 1,711,177
Health Care Technology 2.1%
Doximity, Inc., Class A* 69,909 1,461,797
Veeva Systems, Inc., Class A* 14,259 2,905,699
4,367,496
Hotels, Restaurants & Leisure 2.2%
Starbucks Corp. 29,314 3,085,298
Yum! Brands, Inc. 9,727 1,490,955
4,576,253
Interactive Media & Services 14.8%
Alphabet, Inc., Class A 50,035 17,818,965
Meta Platforms, Inc., Class A 23,137 12,880,599
30,699,564
IT Services 2.1%
Shopify, Inc., Class A* 36,312 4,253,951
Life Sciences Tools & Services 0.6%
Illumina, Inc.* 5,909 1,211,936
Machinery 1.3%
Deere & Co. 4,567 2,706,724
Common Stocks
Shares Value ($)
Pharmaceuticals 3.3%
Novartis AG, ADR 11,606 1,812,277
Novo Nordisk A/S, ADR-DK 63,680 2,998,054
Roche Holding AG, ADR 35,071 1,917,332
6,727,663
Semiconductors & Semiconductor Equipment 15.0%
ARM Holdings plc, ADR*(a) 22,915 5,492,496
NVIDIA Corp. 127,572 25,610,079
31,102,575
Software 12.7%
Autodesk, Inc.* 20,821 4,876,278
Microsoft Corp. 21,186 9,845,558
Oracle Corp. 50,416 6,547,526
Salesforce, Inc. 14,051 2,585,665
Workday, Inc., Class A*(a) 15,287 2,451,118
26,306,145
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B 18,397 767,339
Total Investments
(cost $75,332,920) — 97.1% 201,455,683
Other assets in excess of liabilities — 2.9% 6,016,829
NET ASSETS — 100.0%
$ 207,472,512
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2026. The total value of securities on loan as of
July 31, 2026 was $7,747,258, which was collateralized
by $7,942,497 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 6.13%, and
maturity dates ranging from 8/13/2026 - 11/15/2055.
ADR American Depositary Receipt
DK Denmark

40 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Loomis All Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Loomis All Cap Growth Fund - July 31, 2026 (Unaudited) - Statement of Investments - 41
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 201,455,683 $ – $ – $ 201,455,683
Total $ 201,455,683 $ – $ – $ 201,455,683
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

42 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Renaissance Small Cap Growth Fund (formerly, Nationwide
WCM Focused Small Cap Fund)
Common Stocks 99 .7%
Shares Value ($)
Aerospace & Defense 3 .1%
AAR Corp.* 3,238 453,450
AeroVironment, Inc.* 1,665 248,701
702,151
Banks 2 .3%
Axos Financial, Inc.* 5,212 528,549
Building Products 2 .3%
Modine Manufacturing Co.* 2,579 518,534
Commercial Services & Supplies 2 .1%
Brink's Co. (The) 4,014 475,458
Construction & Engineering 8 .8%
Cardinal Infrastructure Group,
Inc., Class A* 7,127 441,090
Dycom Industries, Inc.* 1,118 448,396
IES Holdings, Inc.* 862 641,794
Sterling Infrastructure, Inc.* 800 477,416
2,008,696
Consumer Staples Distribution & Retail 2 .1%
Sprouts Farmers Market, Inc.* 5,571 485,568
Diversified Consumer Services 3 .3%
Covista, Inc.* 3,394 423,741
Stride, Inc.* 4,029 323,488
747,229
Electrical Equipment 1 .7%
Nextpower, Inc., Class A* 4,221 379,341
Electronic Equipment, Instruments & Components 8 .5%
Advanced Energy Industries,
Inc. 1,664 481,761
Belden, Inc. 3,801 471,514
Fabrinet* 1,042 453,697
Sanmina Corp.* 2,862 531,073
1,938,045
Energy Equipment & Services 3 .5%
National Energy Services
Reunited Corp.* 16,732 451,095
Solaris Energy Infrastructure,
Inc., Class A 6,661 342,442
793,537
Entertainment 2 .0%
IMAX Corp.* 9,304 445,103
Financial Services 4 .5%
NMI Holdings, Inc., Class A* 10,584 468,871
Remitly Global, Inc.* 24,049 547,596
1,016,467
Health Care Equipment & Supplies 6 .9%
Merit Medical Systems, Inc.* 6,855 582,744
TransMedics Group, Inc.* 6,024 460,896
UFP Technologies, Inc.* 2,093 533,254
1,576,894
Health Care Providers & Services 10 .7%
Addus HomeCare Corp.* 4,762 549,916
BrightSpring Health Services,
Inc.* 7,435 443,944
Ensign Group, Inc. (The) 2,500 445,400
HealthEquity, Inc.* 5,395 542,791
Privia Health Group, Inc.* 19,132 452,854
2,434,905
Common Stocks
Shares Value ($)
Health Care REITs 2 .1%
CareTrust REIT, Inc. 11,273 472,790
Health Care Technology 1 .9%
Waystar Holding Corp.* 20,195 426,316
Hotels, Restaurants & Leisure 1 .9%
Life Time Group Holdings,
Inc.* 9,570 431,607
Insurance 4 .3%
Kinsale Capital Group, Inc. 1,164 414,873
Palomar Holdings, Inc.* 4,183 559,643
974,516
Life Sciences Tools & Services 2 .3%
Medpace Holdings, Inc.* 923 532,673
Machinery 4 .0%
Federal Signal Corp. 3,626 453,069
SPX Technologies, Inc.* 2,107 462,739
915,808
Metals & Mining 1 .3%
Century Aluminum Co.* 6,437 288,184
Professional Services 6 .5%
ExlService Holdings, Inc.* 17,411 590,755
Huron Consulting Group, Inc.* 2,638 400,370
Innodata, Inc.* 7,864 494,095
1,485,220
Semiconductors & Semiconductor Equipment 3 .9%
MaxLinear, Inc., Class A* 7,275 486,116
Rambus, Inc.* 4,469 406,813
892,929
Software 6 .9%
Commvault Systems, Inc.* 3,450 406,410
Q2 Holdings, Inc.* 5,886 358,281
SPS Commerce, Inc.* 4,471 328,127
Zeta Global Holdings Corp.,
Class A* 22,067 476,647
1,569,465
Specialty Retail 2 .8%
Boot Barn Holdings, Inc.* 2,220 330,758
Group 1 Automotive, Inc. 1,036 297,094
627,852
Total Investments
(cost $21,759,446) — 99.7% 22,667,837
Other assets in excess of liabilities — 0.3% 74,167
NET ASSETS — 100.0%
$ 22,742,004
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

Nationwide Renaissance Small Cap Growth Fund (formerly, Nationwide WCM Focused Small Cap Fund) - July 31, 2026 (Unaudited) -
Statement of Investments - 43
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

44 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Renaissance Small Cap Growth Fund (formerly, Nationwide
WCM Focused Small Cap Fund)
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 22,667,837 $ – $ – $ 22,667,837
Total $ 22,667,837 $ – $ – $ 22,667,837
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 10.5%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 7.9%
Other 7.9%
Allegro CLO XII Ltd.,
Series 2020-1AR,
Class A1R2, 0.00%,
7/21/2037(a)(b) 2,060,000 2,060,010
Ares XLI CLO Ltd., Series
2016-41A, Class A1R3,
4.87%, 4/15/2039(a)(b) 7,150,000 7,153,711
Ares XXXIV CLO Ltd.,
Series 2015-2A,
Class A1R4, 5.04%,
7/17/2038(a)(b) 4,825,000 4,835,572
Bain Capital Credit
CLO, Series 2019-1A,
Class BR3, 5.13%,
4/19/2034(a)(b) 4,825,000 4,826,954
Balboa Bay Loan Funding
Ltd., Series 2020-1A,
Class A1RR, 5.02%,
10/20/2035(a)(b) 3,625,000 3,627,131
CBAMR Ltd.
Series 2017-4A,
Class A1R, 5.17%,
3/31/2038(a)(b) 4,500,000 4,512,640
Series 2020-12A,
Class A1R2, 4.98%,
1/20/2039(a)(b) 3,510,000 3,512,271
Cedar Funding IX CLO
Ltd., Series 2018-9A,
Class AR, 5.15%,
7/20/2037(a)(b) 2,060,000 2,060,000
Elmwood CLO 20 Ltd.,
Series 2022-7A,
Class AR2, 4.93%,
1/20/2039(a)(b) 5,100,000 5,102,876
Elmwood CLO 39 Ltd.,
Series 2025-2A, Class
A1, 4.89%, 4/17/2038(a)
(b) 6,000,000 5,989,458
Elmwood CLO 41 Ltd.,
Series 2025-4A, Class
A, 5.10%, 7/17/2038(a)
(b) 4,700,000 4,710,505
Empower CLO Ltd., Series
2025-1A, Class A,
5.04%, 7/20/2038(a)(b) 4,000,000 4,000,408
Kennedy Lewis CLO
20 Ltd., Series 2024-
20A, Class A, 5.11%,
1/25/2038(a)(b) 8,200,000 8,219,016
OCP CLO Ltd., Series
2017-14A, Class A1R,
5.10%, 7/20/2037(a)(b) 5,100,000 5,106,656
Octagon 57 Ltd., Series
2021-1A, Class B1R,
5.20%, 10/15/2034(a)(b) 3,930,000 3,931,886
OHA Credit Funding 15-R
Ltd., Series 2023-
15RA, Class A, 5.02%,
7/20/2038(a)(b) 6,250,000 6,260,356
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
OHA Credit Funding 7
Ltd., Series 2020-7A,
Class A1R2, 5.01%,
7/19/2038(a)(b) 6,025,000 6,037,399
Pikes Peak CLO 19,
Series 2025-19A, Class
A1, 5.07%, 7/20/2038(a)
(b) 6,550,000 6,559,262
Symphony CLO 52 Ltd.,
Series 2025-52A, Class
AR, 4.88%, 1/20/2036(a)
(b) 4,325,000 4,332,344
Trinitas CLO XXXI Ltd.,
Series 2024-31A, Class
A1, 5.08%, 1/22/2038(a)
(b) 3,125,000 3,126,316
Venture 38 CLO Ltd.,
Series 2019-38A,
Class ARR, 4.84%,
7/30/2032(a)(b) 1,050,490 1,050,540
Wind River CLO Ltd.,
Series 2023-1A,
Class A1R, 5.28%,
7/25/2038(a)(b) 7,900,000 7,916,637
104,931,948
IRELAND 1.3%
Other 1.3%
Ares European CLO XXI
DAC, Series 21A, Class
B, 4.13%, 4/15/2038(a)
(b) EUR 680,000 783,681
CVC Cordatus Loan Fund
III DAC, Series 3A,
Class B1R3, 3.85%,
5/26/2038(a)(b) 1,700,000 1,960,577
Henley CLO XVII DAC,
Series 17A, Class A,
3.71%, 7/15/2038(a)(b) 7,600,000 8,782,791
Palmer Square European
CLO DAC, Series 2026-
2A, Class A, 0.00%,
8/15/2039(a)(b) 3,700,000 4,266,655
Penta CLO DAC, Series
2021-2A, Class BR,
4.08%, 4/15/2038(a)(b) 1,740,000 2,001,465
Sound Point Euro CLO 14
Funding DAC, Series
14A, Class B, 4.08%,
4/20/2039(a)(b) 1,400,000 1,609,570
19,404,739
JERSEY 0.8%
Other 0.8%
Birch Grove CLO 8
Ltd., Series 2024-8A,
Class A1R, 5.02%,
4/20/2039(a)(b) 6,175,000 6,190,660

2 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Halseypoint CLO 7
Ltd., Series 2023-7A,
Class A1R, 5.18%,
7/20/2038(a)(b) 4,000,000 4,009,948
10,200,608
UNITED STATES 0.5%
Automobiles 0.2%
Santander Drive Auto
Receivables Trust,
Series 2025-1, Class A3,
4.74%, 1/16/2029 737,705 738,451
World Omni Auto
Receivables Trust,
Series 2023-A, Class
A4, 4.66%, 5/15/2029 2,425,000 2,429,484
3,167,935
Credit Card 0.2%
American Express Credit
Account Master Trust,
Series 2025-3, Class A,
4.51%, 4/15/2032 3,025,000 3,015,643
Home Equity 0.0%
†
J.P. Morgan Mortgage
Trust, Series 2023-
HE3, Class A1, 5.22%,
5/20/2054(a)(b) 293,630 294,330
Other 0.1%
Aligned Data Centers
Issuer LLC, Series
2026-1A, Class A2I,
5.91%, 6/15/2056(b) 1,900,000 1,892,779
Sunnova Hestia I Issuer
LLC, Series 2023-
GRID1, Class 1A,
5.75%, 12/20/2050(b) 232,154 225,107
2,117,886
8,595,794
Total Asset-Backed Securities
(cost  $142,651,162) 143,133,089
Collateralized Mortgage Obligations 6.5%
UNITED STATES 6.5%
Angel Oak Mortgage Trust
Series 2021-7, Class A1,
1.98%, 10/25/2066(a)(b) 1,869,060 1,598,633
Series 2021-8, Class A1,
1.82%, 11/25/2066(a)(b) 2,918,461 2,600,858
Series 2025-7, Class A1,
5.51%, 6/25/2070(b)(c) 3,079,750 3,071,172
Series 2025-12,
Class A1A, 5.04%,
12/25/2070(b)(c) 2,813,560 2,792,804
BRAVO Residential
Funding Trust, Series
2024-NQM5, Class A1,
5.80%, 6/25/2064(b)(c) 1,533,791 1,538,479
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Angel Oak Mortgage Trust
Chase Home Lending
Mortgage Trust, Series
2026-7, Class A4A,
5.00%, 5/25/2057(a)(b) 3,350,000 3,298,272
Connecticut Avenue
Securities, Series
2025-R01, Class 1M2,
5.12%, 1/25/2045(a)(b) 1,000,000 1,001,554
Connecticut Avenue
Securities Trust
Series 2024-R01,
Class 1M2, 5.42%,
1/25/2044(a)(b) 600,000 604,450
Series 2024-R03,
Class 2M2, 5.57%,
3/25/2044(a)(b) 675,000 680,054
Series 2026-R01,
Class 2A1, 4.47%,
1/25/2046(a)(b) 3,640,372 3,637,984
CSMC Trust, Series
2022-NQM1, Class A1,
3.26%, 11/25/2066(a)(b) 2,564,392 2,299,224
Deephaven Residential
Mortgage Trust, Series
2021-4, Class A2,
2.09%, 11/25/2066(a)(b) 1,397,818 1,228,996
EFMT
Series 2025-INV2, Class
A1, 5.39%, 5/26/2070(b)
(c) 4,348,300 4,338,276
Series 2026-NQM1,
Class A1, 4.77%,
2/25/2071(a)(b) 4,462,234 4,403,074
Series 2026-NQM4,
Class A1A, 5.47%,
4/25/2071(b)(c) 2,905,203 2,898,192
Ellington Financial
Mortgage Trust, Series
2021-2, Class A1,
0.93%, 6/25/2066(a)(b) 3,488,099 2,941,058
FHLMC REMICS, Series
5502, Class FG, 4.62%,
2/25/2055(a) 957,773 959,569
FHLMC STACR REMIC
Trust, Series 2024-
DNA2, Class M1,
4.82%, 5/25/2044(a)(b) 954,685 954,685
FHLMC STACR Trust,
Series 2019-HQA2,
Class M2, 5.78%,
4/25/2049(a)(b) 402,234 405,903
FNMA REMICS, Series
2025-11, Class FB,
4.62%, 3/25/2055(a) 2,111,013 2,120,610
GCAT Trust, Series
2021-NQM4, Class A1,
1.09%, 8/25/2066(a)(b) 6,006,950 5,026,012
GNMA REMICS, Series
2021-135, Class A,
2.00%, 8/20/2051 5,938,172 4,803,386

Nationwide Bond Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 3
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
J.P. Morgan Mortgage
Trust
Series 2025-2,
Class A4A, 5.50%,
7/25/2055(a)(b) 587,078 585,658
Series 2024-VIS2,
Class A1, 5.85%,
11/25/2064(b)(c) 1,250,630 1,251,418
Morgan Stanley
Residential Mortgage
Loan Trust
Series 2025-NQM2,
Class A1A, 5.63%,
1/25/2070(b)(c) 3,632,570 3,628,721
Series 2026-NQM3,
Class A1, 5.21%,
3/25/2071(a)(b) 3,219,033 3,196,317
OBX Trust
Series 2021-NQM4,
Class A1, 1.96%,
10/25/2061(a)(b) 5,099,174 4,303,808
Series 2022-NQM1,
Class A1, 2.31%,
11/25/2061(a)(b) 1,617,383 1,440,845
Series 2025-NQM11,
Class A1A, 5.42%,
5/25/2065(b)(c) 1,842,220 1,837,244
Series 2025-NQM15,
Class A1A, 5.14%,
7/27/2065(b)(c) 2,438,663 2,422,956
Series 2025-NQM21,
Class A1A, 4.99%,
10/25/2065(b)(c) 3,283,763 3,247,916
Starwood Mortgage
Residential Trust, Series
2022-1, Class A1,
2.45%, 12/25/2066(a)(b) 3,522,710 3,103,251
Towd Point Mortgage
Trust, Series 2020-1,
Class A2A, 3.10%,
1/25/2060(a)(b) 770,000 701,111
Verus Securitization Trust
Series 2021-7, Class A1,
2.83%, 10/25/2066(b)(c) 3,727,593 3,370,059
Series 2024-5, Class A1,
6.19%, 6/25/2069(b)(c) 461,298 463,541
Series 2025-INV1, Class
A1, 5.55%, 2/25/2070(b)
(c) 1,359,850 1,362,163
Series 2025-8, Class A1,
4.87%, 9/25/2070(a)(b) 3,654,690 3,618,164
87,736,417
0
Total Collateralized Mortgage Obligations
(cost $88,510,785) 87,736,417
Commercial Mortgage-Backed Securities 7.8%
Principal
Amount ($) Value ($)
UNITED STATES 7.8%
ALA Trust , Series 2025-
OANA, Class A, 5.42%,
6/15/2040(a)(b) 2,529,484 2,538,970
BANK
Series 2021-BN31,
Class AS, 2.21%,
2/15/2054(a) 3,374,301 2,907,254
Series 2022-BNK43,
Class A5, 4.40%,
8/15/2055 1,250,000 1,192,132
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 709,767
Series 2025-BNK51,
Class A5, 5.29%,
12/25/2067 3,250,000 3,231,274
Series 2025-BNK51,
Class B, 5.90%,
12/25/2067(a) 3,000,000 2,950,039
BANK5
Series 2024-5YR8,
Class A3, 5.88%,
8/15/2057 875,000 893,288
Series 2024-5YR9,
Class AS, 6.18%,
8/15/2057(a) 1,400,000 1,425,477
Series 2025-5YR17,
Class AS, 5.63%,
11/15/2058(a) 2,300,000 2,311,892
Series 2025-5YR18,
Class A3, 5.15%,
12/15/2058 6,000,000 6,005,091
Series 2025-5YR19,
Class A3, 5.27%,
12/15/2058 6,000,000 6,033,375
Series 2025-5YR19,
Class AS, 5.61%,
12/15/2058 3,000,000 3,017,052
BBCMS Mortgage Trust
Series 2024-C24, Class
A5, 5.42%, 2/15/2057 1,075,000 1,080,830
Series 2024-C26, Class
B, 5.94%, 5/15/2057(a) 1,750,000 1,721,062
Benchmark Mortgage
Trust , Series 2024-
V8, Class A3, 6.19%,
7/15/2057(a) 1,050,000 1,079,409
BFLD Commercial
Mortgage Trust , Series
2025-660F, Class B,
5.48%, 11/15/2042(a)(b) 3,000,000 3,003,750
BMO Mortgage Trust
Series 2024-5C4, Class
A3, 6.53%, 5/15/2057(a) 1,900,000 1,962,341
Series 2024-C9, Class
A5, 5.76%, 7/15/2057 1,300,000 1,333,522
BX Commercial Mortgage
Trust , Series 2024-
AIRC, Class A, 5.37%,
8/15/2041(a)(b) 893,282 897,101
BX Trust

4 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2025-ROIC,
Class A, 4.82%,
3/15/2030(a)(b) 4,434,191 4,425,880
Series 2024-BIO, Class
A, 5.32%, 2/15/2041(a)
(b) 1,100,000 1,099,999
Series 2025-ARIA,
Class A, 5.03%,
12/13/2042(a)(b) 3,700,000 3,675,410
Citigroup Commercial
Mortgage Trust , Series
2019-GC41, Class A4,
2.62%, 8/10/2056 500,000 467,777
Durst Commercial
Mortgage Trust , Series
2025-151, Class A,
5.15%, 8/10/2042(a)(b) 1,600,000 1,595,377
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 1,976,853
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 983,267
Series K544, Class A2,
4.27%, 7/25/2030(a) 3,350,000 3,298,377
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 897,506
Series KF153, Class AS,
4.31%, 2/25/2033(a) 602,712 604,227
FNMA ACES REMICS,
Series 2022-M1,
Class A2, 1.67%,
10/25/2031(a) 1,000,000 859,406
HLTN Commercial
Mortgage Trust , Series
2026-DPLO, Class A,
5.38%, 4/15/2041(a)(b) 3,700,000 3,706,938
Houston Galleria Mall
Trust , Series 2025-
HGLR, Class A, 5.46%,
2/5/2045(a)(b) 1,200,000 1,202,053
IRV Trust , Series 2025-
200P, Class A, 5.29%,
3/14/2047(a)(b) 2,100,000 2,082,490
J.P. Morgan Chase
Commercial Mortgage
Securities Trust
Series 2022-NLP, Class
B, 5.03%, 4/15/2037(a)
(b) 1,408,912 1,387,779
Series 2024-OMNI,
Class A, 5.80%,
10/5/2039(a)(b) 1,500,000 1,507,106
JPMBB Commercial
Mortgage Securities
Trust , Series 2015-
C30, Class AS, 4.11%,
7/15/2048(a) 365,594 358,743
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 491,877
KIND Commercial
Mortgage Trust , Series
2024-1, Class A, 5.57%,
8/15/2041(a)(b) 750,000 750,468
LBTY Commercial
Mortgage Trust
Series 2026-225L, Class
A, 4.59%, 2/10/2043(a)
(b) 2,450,000 2,386,629
Series 2026-225L, Class
B, 4.88%, 2/10/2043(a)
(b) 1,900,000 1,852,656
LEX Mortgage Trust ,
Series 2024-BBG, Class
A, 4.87%, 10/13/2033(a)
(b) 1,600,000 1,588,003
Manhattan West Mortgage
Trust
Series 2026-2MW, Class
A, 5.32%, 6/10/2048(a)
(b) 3,400,000 3,355,816
Series 2026-2MW, Class
B, 5.53%, 6/10/2048(a)
(b) 1,600,000 1,577,082
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 492,932
MSWF Commercial
Mortgage Trust
Series 2023-1, Class A5,
5.75%, 5/15/2056 3,000,000 3,074,647
Series 2023-2, Class A2,
6.89%, 12/15/2056 1,627,019 1,671,619
NYC Commercial
Mortgage Trust , Series
2025-11X, Class A,
5.42%, 10/15/2040(a)(b) 1,800,000 1,805,625
NYC Trust
Series 2026-9W57,
Class A, 4.89%,
6/6/2040(a)(b) 5,600,000 5,518,818
Series 2026-9W57,
Class B, 5.18%,
6/6/2040(a)(b) 2,300,000 2,268,790
One New York Plaza
Trust , Series 2020-
1NYP, Class A, 4.74%,
1/15/2036(a)(b) 1,227,081 1,191,802
ROCK Trust
Series 2024-CNTR,
Class A, 5.39%,
11/13/2041(b) 2,700,000 2,713,535
Series 2024-CNTR,
Class B, 5.93%,
11/13/2041(b) 850,000 859,656

Nationwide Bond Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 5
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Wells Fargo Commercial
Mortgage Trust , Series
2019-C52, Class A5,
2.89%, 8/15/2052 530,000 497,821
106,520,590
Total Commercial Mortgage-Backed
Securities
(cost $108,153,581)
106,520,590
Corporate Bonds 28.6%
BERMUDA 0.1%
Beverages 0.1%
Bacardi-Martini BV, 5.55%,
2/1/2030(b) 1,250,000 1,263,740
CANADA 0.2%
Capital Markets 0.0%
†
Brookfield Finance, Inc.,
4.85%, 3/29/2029(d) 300,000 299,580
Oil, Gas & Consumable Fuels 0.1%
Enbridge, Inc., 2.50%,
8/1/2033 1,900,000 1,594,701
Software 0.1%
Constellation Software,
Inc., 5.46%,
2/16/2034(b)(d) 1,572,000 1,513,594
3,407,875
DENMARK 0.1%
Biotechnology 0.1%
GENMAB A/S, 6.25%,
12/15/2032(b) 1,350,000 1,362,357
GERMANY 0.0%
†
Capital Markets 0.0%
†
Deutsche Bank AG,
(SOFR + 1.22%),
2.31%, 11/16/2027(e) 150,000 148,981
IRELAND 0.3%
Consumer Finance 0.3%
AerCap Ireland Capital
DAC
3.30%, 1/30/2032 2,289,000 2,070,863
3.40%, 10/29/2033 825,000 720,645
Avolon Holdings
Funding Ltd., 5.15%,
1/15/2030(b) 1,078,000 1,075,625
3,867,133
MEXICO 0.4%
Beverages 0.1%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 1,852,000 1,719,290
Construction & Engineering 0.2%
Mexico City Airport
Trust, Reg. S, 3.88%,
4/30/2028 2,510,000 2,454,716
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Construction Materials 0.1%
Cemex SAB de CV,
5.75%, 6/5/2036 780,000 761,748
4,935,754
NETHERLANDS 0.2%
Semiconductors & Semiconductor Equipment 0.2%
NXP BV
3.15%, 5/1/2027 265,000 262,327
3.40%, 5/1/2030(d) 750,000 708,515
2.50%, 5/11/2031(d) 1,950,000 1,730,322
2,701,164
SAUDI ARABIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Saudi Arabian Oil
Co., Reg. S, 3.50%,
4/16/2029 2,370,000 2,276,792
SPAIN 0.2%
Banks 0.2%
Banco Santander SA,
6.92%, 8/8/2033 2,400,000 2,559,485
SWITZERLAND 0.4%
Capital Markets 0.4%
UBS Group AG
(SOFR + 1.76%),
5.58%, 5/9/2036(b)(d)(e) 945,000 941,041
(SOFR + 1.34%),
5.20%, 8/10/2037(b)(e) 3,535,000 3,404,847
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(e)(f) 370,000 423,018
4,768,906
UNITED ARAB EMIRATES 0.3%
Oil, Gas & Consumable Fuels 0.2%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.63%, 3/31/2036 2,770,000 2,368,587
Transportation Infrastructure 0.1%
DP World Crescent Ltd.,
5.50%, 5/8/2035(b) 1,600,000 1,553,513
3,922,100
UNITED KINGDOM 1.1%
Banks 0.5%
Barclays plc
(SOFR + 1.59%),
5.79%, 2/25/2036(d)(e) 1,735,000 1,734,911
(SOFR + 1.51%),
5.21%, 2/24/2037(e) 3,550,000 3,378,028
NatWest Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(e) 275,000 277,761

6 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Banks
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.05%), 5.12%,
5/23/2031(e) 565,000 564,366
5,955,066
Consumer Finance 0.0%
†
Macquarie Airfinance
Holdings Ltd., 6.40%,
3/26/2029(b) 185,000 189,899
Diversified Telecommunication Services 0.2%
British
Telecommunications
Ltd., 9.62%,
12/15/2030(c) 2,020,000 2,361,305
Ground Transportation 0.1%
Ashtead Capital, Inc.,
5.80%, 4/15/2034(b) 1,352,000 1,358,235
Tobacco 0.3%
BAT Capital Corp.
3.56%, 8/15/2027 300,000 297,062
2.26%, 3/25/2028(d) 970,000 933,330
7.75%, 10/19/2032(d) 110,000 124,072
6.00%, 2/20/2034(d) 2,584,000 2,682,989
BAT International Finance
plc, 4.45%, 3/16/2028(d) 325,000 323,997
4,361,450
14,225,955
UNITED STATES 25.1%
Aerospace & Defense 0.7%
Boeing Co. (The)
5.04%, 5/1/2027(d) 200,000 200,589
5.15%, 5/1/2030 840,000 844,184
6.53%, 5/1/2034(d) 1,089,000 1,166,267
3.38%, 6/15/2046 1,100,000 742,776
3.85%, 11/1/2048 2,525,000 1,786,592
6.86%, 5/1/2054 1,145,000 1,226,600
GE Capital International
Funding Co. Unlimited
Co., 4.42%, 11/15/2035 475,000 445,766
Howmet Aerospace, Inc.,
4.85%, 10/15/2031 650,000 645,078
Huntington Ingalls
Industries, Inc., 3.48%,
12/1/2027(d) 500,000 491,952
TransDigm, Inc.
6.25%, 1/31/2034(b)(d) 1,460,000 1,474,349
6.13%, 7/31/2034(b) 380,000 375,732
9,399,885
Automobiles 0.0%
†
Hyundai Capital America,
6.20%, 9/21/2030(b) 235,000 243,352
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks 3.8%
Bank of America Corp.
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(e) 500,000 498,687
(SOFR + 1.63%),
5.20%, 4/25/2029(e) 2,745,000 2,767,203
(SOFR + 1.06%),
2.09%, 6/14/2029(d)(e) 3,325,000 3,168,156
(SOFR + 1.31%),
5.51%, 1/24/2036(e) 1,000,000 1,000,443
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.20%), 2.48%,
9/21/2036(d)(e) 1,209,000 1,043,417
6.11%, 1/29/2037 2,125,000 2,188,823
(SOFR + 1.13%),
5.05%, 2/6/2037(d)(e) 8,000,000 7,703,813
(SOFR + 1.57%),
5.49%, 4/23/2037(e) 3,575,000 3,482,898
Citigroup, Inc.
4.45%, 9/29/2027(d) 400,000 398,985
(SOFR + 1.35%),
3.06%, 1/25/2033(e) 2,500,000 2,241,607
(SOFR + 1.83%),
6.02%, 1/24/2036(e) 825,000 835,117
First Horizon Corp.,
(SOFR + 1.77%),
5.51%, 3/7/2031(d)(e) 230,000 230,896
JPMorgan Chase & Co.
(CME Term SOFR 3
Month + 2.52%), 2.96%,
5/13/2031(d)(e) 1,775,000 1,645,507
(SOFR + 0.84%),
4.35%, 1/22/2032(e) 4,460,000 4,323,092
(SOFR + 1.68%),
5.57%, 4/22/2036(e) 705,000 708,325
(SOFR + 1.07%),
4.90%, 1/22/2037(e) 6,095,000 5,815,187
(SOFR + 1.30%),
5.19%, 2/5/2037(e) 1,810,000 1,738,176
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.25%), 5.80%,
7/23/2041(e) 1,940,000 1,920,403
KeyCorp, (United States
SOFR Compounded
Index + 2.06%), 4.79%,
6/1/2033(e) 3,550,000 3,441,651
M&T Bank Corp.
(SOFR + 2.80%),
7.41%, 10/30/2029(e) 260,000 273,832
(SOFR + 1.85%),
5.05%, 1/27/2034(e) 2,730,000 2,661,073
US Bancorp, (SOFR
+ 2.02%), 5.78%,
6/12/2029(d)(e) 325,000 330,961

Nationwide Bond Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
Wells Fargo & Co.
(SOFR + 2.10%),
4.90%, 7/25/2033(e) 366,000 359,499
(SOFR + 1.10%),
4.96%, 1/23/2037(d)(e) 3,695,000 3,525,447
52,303,198
Beverages 0.3%
Keurig Dr Pepper, Inc.
3.95%, 4/15/2029(d) 573,000 559,605
3.20%, 5/1/2030 1,370,000 1,282,265
Pernod Ricard
International Finance
LLC, 1.63%, 4/1/2031(b)
(d) 1,780,000 1,523,003
3,364,873
Biotechnology 0.2%
Amgen, Inc.
5.25%, 3/2/2030 973,000 984,636
5.25%, 3/2/2033(d) 1,461,000 1,464,248
2,448,884
Building Products 0.1%
Advanced Drainage
Systems, Inc., 5.38%,
3/1/2034(b) 515,000 498,677
Carrier Global Corp.
2.70%, 2/15/2031(d) 650,000 591,656
5.90%, 3/15/2034 865,000 894,394
1,984,727
Capital Markets 1.0%
Barings BDC, Inc., 3.30%,
11/23/2026 25,000 24,858
Blackstone Secured
Lending Fund, 5.88%,
11/15/2027 2,400,000 2,417,065
Charles Schwab Corp.
(The), 2.45%, 3/3/2027 205,000 202,814
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 915,354
FS KKR Capital Corp.,
2.63%, 1/15/2027 500,000 491,982
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 163,000 162,744
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 915,000 888,538
Morgan Stanley
3.63%, 1/20/2027 1,000,000 997,508
(SOFR + 1.59%),
5.16%, 4/20/2029(e) 1,205,000 1,211,131
(SOFR + 1.73%),
5.47%, 1/18/2035(e) 420,000 418,687
(SOFR + 1.76%),
5.66%, 4/17/2036(e) 895,000 898,030
(SOFR + 1.36%),
2.48%, 9/16/2036(e) 5,050,000 4,334,254
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
(United States SOFR
Compounded Index
+ 1.43%), 5.61%,
7/17/2037(d)(e) 960,000 954,225
13,917,190
Chemicals 0.2%
Cabot Corp., 4.00%,
7/1/2029 720,000 702,076
EIDP, Inc., 2.30%,
7/15/2030 395,000 361,448
Solstice Advanced
Materials, Inc., 5.63%,
9/30/2033(b) 1,505,000 1,471,641
2,535,165
Commercial Services & Supplies 0.3%
APi Group DE, Inc.,
5.75%, 6/1/2034(b)(d) 1,955,000 1,913,588
Cintas Corp. No. 2, 3.70%,
4/1/2027 4,000 3,982
CompoSecure Holdings
LLC, 5.63%, 2/1/2033(b)
(d) 2,065,000 1,984,894
Republic Services, Inc.,
3.95%, 5/15/2028 180,000 178,221
4,080,685
Communications Equipment 0.1%
Motorola Solutions, Inc.,
4.60%, 5/23/2029(d) 1,758,000 1,747,935
Construction & Engineering 0.2%
AECOM, 6.00%,
8/1/2033(b) 1,465,000 1,456,639
Global Infrastructure
Solutions, Inc., 6.38%,
7/15/2034(b) 1,585,000 1,595,827
Quanta Services, Inc.
2.90%, 10/1/2030 100,000 92,101
2.35%, 1/15/2032 505,000 438,553
3,583,120
Construction Materials 0.0%
†
Martin Marietta Materials,
Inc., 3.50%, 12/15/2027 300,000 295,455
Consumer Finance 0.5%
Ford Motor Credit Co. LLC
5.85%, 5/17/2027 558,000 561,765
5.42%, 4/9/2031 5,355,000 5,270,248
SLM Corp., (United States
SOFR Compounded
Index + 2.71%), 6.50%,
5/15/2032(d)(e) 1,435,000 1,429,861
7,261,874
Consumer Staples Distribution & Retail 0.1%
Performance Food Group,
Inc., 5.63%, 3/1/2034(b) 1,915,000 1,857,545

8 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Distributors 0.1%
Core & Main LP, 6.00%,
7/1/2034(b) 1,450,000 1,441,899
Diversified Consumer Services 0.3%
Cornell University,
Series 2025, 4.73%,
6/15/2035(d) 2,130,000 2,054,790
Graham Holdings Co.,
5.63%, 12/1/2033(b)(d) 1,615,000 1,576,140
3,630,930
Diversified REITs 0.1%
GLP Capital LP, 5.75%,
6/1/2028 510,000 513,998
VICI Properties LP, 4.50%,
1/15/2028(b) 250,000 247,932
761,930
Diversified Telecommunication Services 2.2%
AT&T, Inc., 2.75%,
6/1/2031(d) 575,000 517,584
Beacon Point DC LLC,
6.13%, 11/30/2042(b) 2,520,000 2,418,016
Big Sky Funding LLC
5.75%, 7/20/2031(b) 276,915 275,882
5.75%, 6/15/2034 0 0
5.75%, 10/20/2035 6,948,085 6,948,085
Black Pearl Compute LLC,
6.13%, 2/15/2031(b)(d) 3,312,000 3,306,449
Comcast Corp., 5.30%,
6/1/2034(d) 531,000 521,636
Meridian Arc Holdco LLC,
6.25%, 4/30/2031(b) 2,050,000 1,969,707
PR RNO Property Owner 1
LLC, 6.50%, 5/1/2031(b) 1,380,000 1,299,434
QTS Fayetteville I
Dc1-2 LLC, 5.70%,
4/15/2036(b)(d) 6,055,000 5,536,800
Space Exploration
Technologies Corp.
5.35%, 7/15/2031(b) 2,800,000 2,725,322
5.88%, 7/15/2036(b)(d) 2,700,000 2,522,026
Sprint Capital Corp.,
8.75%, 3/15/2032 255,000 296,722
SV RNO Property Owner 1
LLC, 5.88%, 3/1/2031(b) 1,395,000 1,295,391
29,633,054
Electric Utilities 0.4%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 91,438
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 181,396
Commonwealth Edison
Co., 2.20%, 3/1/2030 149,000 136,012
Duke Energy Corp.,
4.30%, 3/15/2028 90,000 89,528
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 98,194
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Indiana Michigan
Power Co., 3.85%,
5/15/2028(d) 200,000 197,485
Interstate Power and
Light Co., 4.10%,
9/26/2028(d) 100,000 98,795
NRG Energy, Inc., 6.25%,
11/1/2034(b)(d) 1,470,000 1,466,126
Oncor Electric Delivery Co.
LLC
4.15%, 6/1/2032 125,000 119,579
4.55%, 9/15/2032 160,000 155,338
Pacific Gas and Electric
Co., 3.30%, 8/1/2040 550,000 402,307
PacifiCorp, 2.70%,
9/15/2030 100,000 91,039
Southern Co. (The), Series
21-B, 1.75%, 3/15/2028 550,000 525,753
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 87,492
Wisconsin Power and
Light Co.
1.95%, 9/16/2031 35,000 30,196
3.95%, 9/1/2032(d) 155,000 146,083
Xcel Energy, Inc.
3.35%, 12/1/2026 775,000 772,337
1.75%, 3/15/2027(d) 850,000 836,749
5,525,847
Electrical Equipment 0.4%
Regal Rexnord Corp.,
6.30%, 2/15/2030(d) 2,286,000 2,363,388
Vertiv Holdings Co.,
4.85%, 3/15/2036(d) 2,535,000 2,387,245
4,750,633
Electronic Equipment, Instruments & Components 0.1%
Allegion US Holding Co.,
Inc.
3.55%, 10/1/2027 60,000 59,290
5.60%, 5/29/2034(d) 695,000 698,347
CDW LLC, 3.25%,
2/15/2029(d) 125,000 119,088
876,725
Entertainment 0.1%
Electronic Arts, Inc.,
2.95%, 2/15/2051 1,112,000 941,887
Financial Services 0.8%
Block Financial LLC,
2.50%, 7/15/2028 275,000 262,271
Block, Inc., 6.50%,
5/15/2032 1,505,000 1,520,508
Fidelity National
Information Services,
Inc., 4.80%, 3/10/2031 2,625,000 2,578,652
Global Payments, Inc.
5.30%, 8/15/2029 3,065,000 3,069,288
5.55%, 11/15/2035 1,365,000 1,299,990

Nationwide Bond Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Financial Services
National Rural Utilities
Cooperative Finance
Corp., 1.35%, 3/15/2031 100,000 85,538
Rocket Cos., Inc., 6.13%,
8/1/2031(b) 183,000 183,834
Rocket Mortgage LLC,
4.00%, 10/15/2033(b)(d) 1,630,000 1,439,556
10,439,637
Food Products 1.0%
Bunge Ltd. Finance Corp.,
4.20%, 9/17/2029 792,000 778,076
Campbell's Co. (The)
5.40%, 3/21/2034 1,802,000 1,741,769
4.75%, 3/23/2035(d) 508,000 464,938
General Mills, Inc., 4.20%,
4/17/2028 250,000 247,959
J M Smucker Co. (The),
6.20%, 11/15/2033(d) 602,000 632,277
Mars, Inc.
4.80%, 3/1/2030(b) 725,000 722,531
5.00%, 3/1/2032(b) 2,250,000 2,242,895
5.20%, 3/1/2035(b) 6,550,000 6,459,776
13,290,221
Gas Utilities 0.0%
†
Atmos Energy Corp.,
3.00%, 6/15/2027 50,000 49,426
ONE Gas, Inc., 4.25%,
9/1/2032 195,000 188,146
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 96,704
334,276
Ground Transportation 0.1%
Penske Truck Leasing Co.
LP, 5.25%, 7/1/2029(b) 1,558,000 1,568,983
Health Care Equipment & Supplies 0.3%
Alcon Finance Corp.,
3.00%, 9/23/2029(b) 562,000 531,794
Solventum Corp.
5.40%, 3/1/2029 727,000 736,070
5.45%, 3/13/2031 1,315,000 1,333,107
5.60%, 3/23/2034 925,000 930,643
3,531,614
Health Care Providers & Services 1.8%
Adventist Health System,
Series 2025, 4.74%,
12/1/2030 2,765,000 2,715,810
Adventist Health System,
5.76%, 12/1/2034(d) 645,000 649,303
Ascension Health,
Series 2025, 4.92%,
11/15/2035 1,340,000 1,297,299
Cencora, Inc.
2.80%, 5/15/2030 100,000 92,739
2.70%, 3/15/2031(d) 2,923,000 2,648,585
Cigna Group (The), 5.13%,
5/15/2031(d) 3,265,000 3,289,111
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Providers & Services
CommonSpirit Health,
4.35%, 9/1/2030 1,080,000 1,049,068
CommonSpirit Health,
Series 2025, 4.98%,
9/1/2035 1,645,000 1,565,992
CVS Health Corp., 4.78%,
3/25/2038 1,900,000 1,734,741
Elevance Health, Inc.,
4.60%, 9/15/2032 3,385,000 3,285,035
HCA, Inc.
4.50%, 2/15/2027 2,725,000 2,724,876
4.13%, 6/15/2029(d) 270,000 264,833
5.45%, 4/1/2031 2,115,000 2,141,647
Humana, Inc., 5.95%,
3/15/2034 325,000 330,047
Laboratory Corp. of
America Holdings,
4.80%, 10/1/2034 463,000 443,884
PeaceHealth Obligated
Group, 4.34%,
11/15/2028(d) 855,000 847,267
25,080,237
Hotel & Resort REITs 0.0%
†
RHP Hotel Properties LP,
5.75%, 3/15/2034(b) 535,000 523,914
Hotels, Restaurants & Leisure 1.7%
Airbnb, Inc., 5.25%,
3/16/2036 1,940,000 1,890,324
Carnival Corp. Ltd., 5.75%,
8/1/2032(b) 1,470,000 1,456,452
Choice Hotels
International, Inc.
3.70%, 12/1/2029 1,215,000 1,165,650
3.70%, 1/15/2031 3,009,000 2,821,028
5.85%, 8/1/2034 713,000 711,830
Expedia Group, Inc.
3.25%, 2/15/2030(d) 1,271,000 1,198,579
5.40%, 2/15/2035 1,500,000 1,459,917
Hilton Domestic Operating
Co., Inc., 5.50%,
9/15/2031(b) 3,220,000 3,190,369
Hyatt Hotels Corp., 5.50%,
6/30/2034 1,853,000 1,846,095
Las Vegas Sands Corp.
5.63%, 6/15/2028 690,000 696,256
6.00%, 6/14/2030 250,000 254,697
Marriott International, Inc.,
4.88%, 5/15/2029(d) 591,000 592,689
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031 3,000,000 2,730,839
McDonald's Corp., 3.50%,
7/1/2027 750,000 744,677
Viking Cruises Ltd., 5.88%,
10/15/2033(b)(d) 2,745,000 2,718,058
23,477,460

10 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance 0.1%
Aon Corp., 2.80%,
5/15/2030(d) 200,000 185,251
Chubb INA Holdings LLC,
6.80%, 11/15/2031 549,000 593,570
Willis North America, Inc.
4.50%, 9/15/2028 250,000 248,673
2.95%, 9/15/2029(d) 200,000 188,560
1,216,054
Interactive Media & Services 0.9%
Alphabet, Inc., 4.10%,
11/15/2030 4,250,000 4,131,114
Meta Platforms, Inc.
4.20%, 11/15/2030(d) 1,875,000 1,817,305
4.88%, 11/15/2035 4,550,000 4,268,227
Snap, Inc., 6.88%,
3/1/2033(b)(d) 1,465,000 1,431,047
11,647,693
IT Services 0.0%
†
International Business
Machines Corp., 4.15%,
7/27/2027(d) 160,000 159,735
Kyndryl Holdings, Inc.,
2.05%, 10/15/2026 5,000 4,972
164,707
Life Sciences Tools & Services 0.0%
†
Agilent Technologies, Inc.,
2.75%, 9/15/2029(d) 250,000 235,321
Machinery 0.3%
AGCO Corp., 5.80%,
3/21/2034 1,422,000 1,428,348
Esab Corp., 5.63%,
4/1/2031(b) 1,165,000 1,150,915
IDEX Corp., 2.63%,
6/15/2031 275,000 246,606
Ingersoll Rand, Inc.,
5.70%, 8/14/2033 1,660,000 1,697,810
4,523,679
Media 0.1%
Time Warner Cable LLC,
5.88%, 11/15/2040 825,000 705,067
Metals & Mining 0.2%
Commercial Metals Co.,
6.00%, 12/15/2035(b) 1,275,000 1,252,944
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028 115,000 113,848
Reliance, Inc., 2.15%,
8/15/2030 1,620,000 1,450,245
2,817,037
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Starwood Property Trust,
Inc., 6.13%, 6/1/2031(b)
(d) 595,000 593,591
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Multi-Utilities 0.1%
Ameren Corp., 3.50%,
1/15/2031(d) 200,000 188,050
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 89,000 82,902
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 94,762
Sempra
3.25%, 6/15/2027 100,000 98,867
3.70%, 4/1/2029(d) 200,000 194,563
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 87,527
WEC Energy Group, Inc.,
5.15%, 10/1/2027 180,000 181,042
927,713
Oil, Gas & Consumable Fuels 1.2%
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027 945,000 946,693
Chord Energy Corp.,
6.75%, 3/15/2033(b) 1,475,000 1,502,322
Columbia Pipelines
Operating Co. LLC,
6.04%, 11/15/2033(b) 525,000 542,463
DBR Land Holdings LLC,
6.25%, 12/1/2030(b) 710,000 716,099
Devon Energy Corp.
5.88%, 6/15/2028(d) 1,450,000 1,449,517
4.50%, 1/15/2030 389,000 384,864
EQT Corp.
3.90%, 10/1/2027 252,000 249,650
5.00%, 1/15/2029(d) 810,000 812,158
7.00%, 2/1/2030(c)(d) 100,000 105,459
Kinder Morgan, Inc.,
1.75%, 11/15/2026 1,400,000 1,389,543
MPLX LP
4.80%, 2/15/2029 733,000 732,677
2.65%, 8/15/2030(d) 1,475,000 1,348,719
Northwest Pipeline LLC,
4.00%, 4/1/2027(d) 275,000 274,220
Occidental Petroleum
Corp., 7.88%, 9/15/2031 1,452,000 1,619,750
ONEOK, Inc., 4.00%,
7/13/2027 800,000 796,642
Targa Resources Corp.,
4.20%, 2/1/2033 220,000 205,268
Venture Global
Plaquemines LNG LLC
6.13%, 12/15/2030(b)(d) 805,000 817,753
6.50%, 6/15/2034(b) 835,000 861,162
Williams Cos., Inc. (The),
4.65%, 8/15/2032 2,050,000 1,994,296
16,749,255
Passenger Airlines 0.1%
United Airlines Holdings,
Inc., 5.38%, 3/1/2031(d) 1,191,000 1,175,396

Nationwide Bond Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Pharmaceuticals 0.3%
Amneal Pharmaceuticals
LLC, 6.88%, 8/1/2032(b)
(d) 1,445,000 1,484,730
Royalty Pharma plc,
5.40%, 9/2/2034(d) 2,468,000 2,453,636
Zoetis, Inc., 3.90%,
8/20/2028(d) 465,000 459,123
4,397,489
Professional Services 0.2%
CACI International, Inc.,
6.38%, 6/15/2033(b) 2,050,000 2,065,864
Residential REITs 0.1%
Camden Property Trust,
3.15%, 7/1/2029(d) 100,000 95,776
Invitation Homes
Operating Partnership
LP, 2.00%, 8/15/2031 2,075,000 1,775,257
1,871,033
Semiconductors & Semiconductor Equipment 0.5%
Amkor Technology, Inc.,
5.88%, 10/1/2033(b)(d) 1,485,000 1,444,476
Broadcom, Inc., 1.95%,
2/15/2028(d) 625,000 599,997
Intel Corp.
5.20%, 2/10/2033 2,300,000 2,274,508
5.15%, 2/21/2034 426,000 415,891
Qnity Electronics, Inc.,
6.25%, 8/15/2033(b)(d) 1,460,000 1,466,801
Xilinx, Inc., 2.38%,
6/1/2030(d) 250,000 227,802
6,429,475
Software 2.3%
AppLovin Corp., 5.50%,
12/1/2034(d) 2,888,000 2,844,449
Fair Isaac Corp., 6.00%,
5/15/2033(b) 1,475,000 1,427,589
Microsoft Corp., 3.40%,
9/15/2026 410,000 409,723
Oracle Corp.
2.30%, 3/25/2028 600,000 571,646
5.25%, 2/3/2032 1,299,000 1,242,493
4.80%, 9/26/2032 1,495,000 1,375,996
4.90%, 2/6/2033 1,244,000 1,144,376
5.35%, 5/4/2033 2,025,000 1,902,947
5.20%, 9/26/2035 1,735,000 1,556,675
5.70%, 2/4/2036(d) 1,820,000 1,684,898
6.90%, 11/9/2052(d) 2,525,000 2,277,657
6.00%, 8/3/2055 850,000 681,626
6.70%, 2/4/2056(d) 705,000 621,641
Salesforce, Inc.
4.90%, 9/15/2031 5,840,000 5,754,960
5.55%, 3/15/2036(d) 5,249,000 5,118,459
ServiceNow, Inc., 1.40%,
9/1/2030(d) 422,000 367,357
Synopsys, Inc., 5.00%,
4/1/2032 2,223,000 2,198,091
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Software
VMware LLC, 4.70%,
5/15/2030 35,000 34,620
31,215,203
Specialized REITs 0.3%
American Tower Corp.
1.45%, 9/15/2026 210,000 209,333
2.75%, 1/15/2027 300,000 297,735
Crown Castle, Inc., 2.90%,
3/15/2027 100,000 99,069
Extra Space Storage LP
3.88%, 12/15/2027(d) 300,000 296,881
3.90%, 4/1/2029(d) 1,205,000 1,175,418
Public Storage Operating
Co.
3.39%, 5/1/2029(d) 550,000 532,172
2.30%, 5/1/2031 2,225,000 1,980,673
4,591,281
Specialty Retail 0.2%
AutoNation, Inc., 4.75%,
6/1/2030(d) 1,425,000 1,403,568
Lowe's Cos., Inc., 1.70%,
10/15/2030 2,025,000 1,776,638
3,180,206
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard
Enterprise Co., 5.00%,
10/15/2034 1,881,000 1,802,260
HP, Inc.
3.00%, 6/17/2027 35,000 34,578
4.00%, 4/15/2029 979,000 957,165
2,794,003
Tobacco 0.2%
Altria Group, Inc., 4.80%,
2/14/2029(d) 2,327,000 2,328,157
Trading Companies & Distributors 0.6%
QXO Building Products,
Inc.
6.50%, 7/15/2031(b) 395,000 396,602
6.88%, 7/15/2034(b)(d) 940,000 941,404
Sumisho Air Lease Corp.
4.85%, 3/24/2031(b) 2,545,000 2,498,137
5.20%, 7/15/2031 2,350,000 2,333,831
United Rentals North
America, Inc., 5.38%,
11/15/2033(b) 2,560,000 2,492,687
8,662,661
Water Utilities 0.0%
†
American Water Capital
Corp., Class C, 2.95%,
9/1/2027 100,000 98,468
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 46,155
144,623

12 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc., 3.50%,
4/15/2031 4,271,000 3,984,128
343,252,771
Total Corporate Bonds
(cost $395,798,870) 388,693,013
Municipal Bonds 0.2%
CALIFORNIA 0.1%
California Public Finance
Authority, RB, Series
2026 B,5.40%,
11/15/2036 1,350,000 1,320,119
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp., RB, Series
A,2.15%, 7/1/2030 75,000 68,095
MARYLAND 0.1%
Maryland Economic
Development Corp., RB,
Series 2024,4.97%,
11/30/2032 490,000 489,612
Series 2024,5.02%,
11/30/2033 825,000 822,525
1,312,137
MASSACHUSETTS 0.0%
†
Commonwealth of
Massachusetts, GO,
Series A,4.91%,
5/1/2029 100,000 100,187
Total Municipal Bonds
(cost $2,851,435) 2,800,538
Mortgage-Backed Securities 29.0%
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 134,164 105,858
Pool# QB4050
2.00%, 10/1/2050 734,091 578,741
Pool# QB3891
2.00%, 10/1/2050 99,096 78,232
Pool# RA3986
2.50%, 11/1/2050 1,205,821 993,433
Pool# SD1384
2.50%, 11/1/2050 270,510 225,463
Pool# SD8129
2.50%, 2/1/2051 2,905,182 2,397,154
Pool# SD7536
2.50%, 2/1/2051 1,153,824 960,933
Pool# SD8145
1.50%, 5/1/2051 3,791,681 2,828,358
Pool# SD7543
2.50%, 8/1/2051 7,198,748 5,993,587
Pool# QD0652
2.00%, 11/1/2051 297,508 235,551
Pool# SD8200
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
2.50%, 3/1/2052 3,945,153 3,236,175
Pool# SD7555
3.00%, 8/1/2052 2,860,311 2,494,751
Pool# SD1501
4.00%, 8/1/2052 874,323 802,194
Pool# RA7920
4.00%, 9/1/2052 1,247,524 1,144,015
Pool# RA8213
6.00%, 11/1/2052 934,578 961,281
Pool# SD2056
6.00%, 12/1/2052 621,841 639,526
Pool# RA8419
6.00%, 1/1/2053 1,214,198 1,243,114
Pool# RA8417
6.00%, 1/1/2053 631,297 649,100
Pool# SD7563
4.50%, 5/1/2053 7,400,036 7,052,508
Pool# SD4473
6.50%, 12/1/2053 625,452 656,314
Pool# SD7571
6.50%, 6/1/2054 6,218,546 6,506,858
Pool# SL2043
5.50%, 7/1/2055 10,392,672 10,343,884
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 544,581 524,448
Pool# MA4106
1.50%, 7/1/2035 554,679 493,555
Pool# CA9152
2.50%, 2/1/2036 1,446,120 1,345,264
Pool# BT2234
2.00%, 4/1/2037 3,229,064 2,920,571
Pool# CB3758
2.00%, 5/1/2037 1,790,368 1,619,961
Pool# MA4685
1.50%, 6/1/2037 2,035,832 1,798,573
Pool# FS0146
3.50%, 9/1/2043 1,141,286 1,060,508
Pool# BE3774
4.00%, 7/1/2047 666,127 617,897
Pool# BM2007
4.00%, 9/1/2048 183,403 170,349
Pool# CA2471
4.00%, 10/1/2048 694,440 644,903
Pool# MA3692
3.50%, 7/1/2049 2,195,934 1,964,507
Pool# FM2363
3.00%, 1/1/2050 631,999 548,277
Pool# CA6032
2.50%, 6/1/2050 1,755,384 1,462,898
Pool# CA6020
3.00%, 6/1/2050 1,564,749 1,337,927
Pool# MA4158
2.00%, 10/1/2050 8,979,103 7,087,448
Pool# CA7404
4.00%, 10/1/2050 2,827,627 2,610,943
Pool# MA4182
2.00%, 11/1/2050 8,796,086 6,940,262
Pool# FS4481
2.50%, 11/1/2050 2,306,936 1,923,333
Pool# MA4210
2.50%, 12/1/2050 387,679 319,799

Nationwide Bond Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 13
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM5525
2.50%, 1/1/2051 3,211,177 2,642,151
Pool# FS2772
2.50%, 2/1/2051 115,402 96,183
Pool# FM6554
2.00%, 3/1/2051 955,316 756,405
Pool# BR6352
2.50%, 3/1/2051 530,972 444,292
Pool# FM6834
2.00%, 4/1/2051 446,049 353,174
Pool# BR7647
2.00%, 4/1/2051 55,822 44,218
Pool# MA4356
2.50%, 6/1/2051 3,387,344 2,785,740
Pool# FM8057
3.00%, 7/1/2051 3,175,501 2,770,667
Pool# MA4398
2.00%, 8/1/2051 5,711,499 4,484,387
Pool# MA4400
3.00%, 8/1/2051 2,844,341 2,442,278
Pool# FM8779
2.50%, 9/1/2051 673,962 562,203
Pool# MA4437
2.00%, 10/1/2051 846,349 663,758
Pool# FM8997
2.50%, 10/1/2051 6,611,186 5,520,943
Pool# CB1805
2.50%, 10/1/2051 2,662,753 2,227,462
Pool# FM9450
2.00%, 11/1/2051 128,571 101,797
Pool# CB2045
2.50%, 11/1/2051 1,550,804 1,292,631
Pool# FM9492
2.50%, 11/1/2051 1,218,778 1,020,418
Pool# FM9578
2.00%, 12/1/2051 24,418 19,333
Pool# CB2809
2.50%, 2/1/2052 2,420,872 1,989,497
Pool# CB3156
2.00%, 3/1/2052 1,534,917 1,208,767
Pool# CB3368
3.00%, 4/1/2052 1,462,345 1,254,822
Pool# CB3769
3.50%, 6/1/2052 996,791 890,439
Pool# CB5087
5.50%, 11/1/2052 10,087,022 10,163,676
Pool# FS3440
6.00%, 12/1/2052 1,266,911 1,301,324
Pool# CB6821
5.50%, 8/1/2053 17,091,075 16,970,021
Pool# CB7143
6.50%, 9/1/2053 1,104,169 1,142,793
Pool# CB7603
6.00%, 12/1/2053 5,491,185 5,556,169
Pool# FS8303
6.00%, 6/1/2054 787,801 807,900
FNMA/FHLMC UMBS,
15 Year, Single Family
TBA 2.00%, 8/25/2041 6,000,000 5,420,280
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
FNMA/FHLMC UMBS,
15 Year, Single Family
Conventional Pool TBA
4.50%, 8/25/2041 9,000,000 8,790,985
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.00%, 8/25/2056 4,000,000 3,115,000
2.50%, 8/25/2056 32,000,000 26,084,648
5.00%, 8/25/2056 4,000,000 3,859,864
5.50%, 8/25/2056 43,000,000 42,553,026
6.50%, 8/25/2056 9,000,000 9,278,083
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 8/25/2056 42,000,000 42,462,492
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 313,476 280,349
Pool# AC0071
3.50%, 10/20/2042 464,254 416,080
Pool# MA2600
3.00%, 2/20/2045 340,961 302,793
Pool# MA2825
3.00%, 5/20/2045 248,605 219,753
Pool# MA4509
3.00%, 6/20/2047 322,738 280,748
Pool# MA4718
3.00%, 9/20/2047 299,097 262,301
Pool# MA6409
3.00%, 1/20/2050 127,618 111,131
Pool# 785702
2.50%, 10/20/2051 702,515 582,961
Pool# MA7705
2.50%, 11/20/2051 2,915,064 2,435,426
Pool# 785764
2.50%, 11/20/2051 877,431 730,209
Pool# MA7707
3.50%, 11/20/2051 1,998,770 1,783,294
Pool# MA7766
2.00%, 12/20/2051 11,780,400 9,452,238
Pool# MA7767
2.50%, 12/20/2051 8,270,885 6,909,986
Pool# 785787
2.50%, 12/20/2051 694,038 576,319
Pool# 785788
2.50%, 12/20/2051 504,258 419,648
Pool# MA8150
4.00%, 7/20/2052 364,026 333,959
Pool# MA8197
2.50%, 8/20/2052 332,623 279,158
Pool# MA8198
3.00%, 8/20/2052 1,666,758 1,451,027
Pool# MA8201
4.50%, 8/20/2052 193,904 183,377
Pool# MA8427
4.50%, 11/20/2052 13,421,793 12,685,176
Pool# MA8643
3.00%, 2/20/2053 2,816,072 2,458,218
Pool# MA8644
3.50%, 2/20/2053 3,656,309 3,265,726
Pool# MA9668

14 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
5.50%, 5/20/2054 9,141,881 9,133,299
GNMA TBA
2.00%, 8/15/2056 10,000,000 8,004,687
2.50%, 8/15/2056 8,000,000 6,676,162
5.50%, 8/15/2056 3,000,000 2,980,154
6.00%, 8/15/2056 26,000,000 26,424,039
Total Mortgage-Backed Securities
(cost $411,937,097) 395,234,497
Foreign Government Securities 1.3%
CANADA 0.0%
†
Province of Alberta,
1.30%, 7/22/2030 60,000 53,158
Province of British
Columbia, 1.30%,
1/29/2031 25,000 21,729
Province of Ontario
1.05%, 5/21/2027 25,000 24,376
2.00%, 10/2/2029 25,000 23,218
1.13%, 10/7/2030 40,000 34,929
Province of Quebec,
2.75%, 4/12/2027 25,000 24,743
182,153
CHILE 0.0%
†
Republic of Chile, 3.25%,
9/21/2071 (d) 860,000 503,100
HUNGARY 0.2%
Hungary Government
Bond
Reg. S, 6.13%,
5/22/2028 940,000 958,853
Reg. S, 6.00%,
9/26/2035 1,380,000 1,404,637
3.13%, 9/21/2051 (b) 1,560,000 941,258
3,304,748
INDONESIA 0.1%
Republic of Indonesia,
4.10%, 3/4/2034 EUR 1,250,000 1,386,567
MEXICO 0.4%
Eagle Funding Luxco Sarl,
5.50%, 8/17/2030 (b) 2,840,000 2,835,030
United Mexican States
6.88%, 5/13/2037 (d) 1,320,000 1,347,654
6.75%, 2/9/2056 490,000 456,435
3.75%, 4/19/2071 1,400,000 751,800
5,390,919
PANAMA 0.0%
†
Republic of Panama,
3.87%, 7/23/2060 500,000 323,250
PERU 0.1%
Republic of Peru
5.38%, 2/8/2035 100,000 98,450
5.50%, 3/30/2036 (d) 510,000 502,095
600,545
Foreign Government Securities
Principal
Amount ($) Value ($)
POLAND 0.1%
Republic of Poland,
5.13%, 9/18/2034 780,000 769,522
ROMANIA 0.3%
Romania Government
Bond
Reg. S, 6.38%,
1/30/2034 3,500,000 3,501,565
5.75%, 7/4/2036 (b) 400,000 376,892
3,878,457
SERBIA 0.1%
Republic of Serbia, 5.50%,
5/6/2036 (b) 1,700,000 1,622,051
Total Foreign Government Securities
(cost $18,509,687) 17,961,312
U.S. Treasury Obligations 28.3%
U.S. Treasury Bonds
4.38%, 5/15/2040 5,800,000 5,441,125
4.25%, 11/15/2040 7,250,000 6,662,637
4.75%, 2/15/2041 6,830,000 6,612,827
3.38%, 8/15/2042 12,050,000 9,667,772
2.75%, 11/15/2042 3,050,000 2,226,500
4.00%, 11/15/2042 2,550,000 2,214,117
4.50%, 2/15/2044 14,450,000 13,220,621
4.63%, 5/15/2044 14,370,000 13,338,840
4.63%, 11/15/2044 12,500,000 11,571,289
3.00%, 2/15/2047 4,700 3,342
3.00%, 2/15/2048 11,820,000 8,299,856
2.38%, 11/15/2049 3,600,000 2,179,125
1.63%, 11/15/2050 7,000,000 3,463,086
2.25%, 2/15/2052 4,180,000 2,384,559
2.88%, 5/15/2052 2,500,000 1,642,383
3.00%, 8/15/2052 4,521,400 3,044,174
4.00%, 11/15/2052 29,362,800 23,916,918
4.75%, 11/15/2053 12,360,000 11,389,547
U.S. Treasury Inflation
Linked Bonds, 1.50%,
2/15/2053 4,233,387 3,036,427
U.S. Treasury Notes
3.75%, 6/30/2027 30,990,000 30,883,472
4.63%, 4/30/2031 62,020,000 62,545,717
4.50%, 12/31/2031 83,060,000 83,212,493
3.88%, 8/15/2034 81,930,000 77,791,895
Total U.S. Treasury Obligations
(cost $407,531,011) 384,748,722
Short-Term Investments 0.1%
Shares
Money Market Funds 0.1%
BlackRock Liquidity
FedFund, Institutional
Shares, 3.56% (g)(h) 400,000 400,000
Invesco Government
& Agency Portfolio,
Institutional Shares,
3.64% (g)(h) 400,000 400,000

Nationwide Bond Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 15
Short-Term Investments 0.1%
Shares Value ($)
Money Market Funds
Morgan Stanley
Institutional Liquidity
Fund - Government
Portfolio, Institutional
Shares, 3.59% (g)(h) 400,000 400,000
Total Short-Term Investment
(cost $1,200,000)
1,200,000
Repurchase Agreements 1.2%
Principal
Amount ($)
CF Secured, LLC 3.63%,
dated 7/31/2026, due
8/3/2026, repurchase
price $12,566,645,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056;
total market value
$12,817,978. (h) 12,562,845 12,562,845
Santander US Capital
Markets 3.64%,
dated 7/31/2026, due
8/3/2026, repurchase
price $4,001,213,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.12% - 4.38%, maturing
1/31/2027 - 4/30/2033;
total market value
$4,081,239. (h) 4,000,000 4,000,000
Total Repurchase
Agreements
(cost $16,562,845)
16,562,845
Purchased Swaptions 0.0%
†
Call Option 0.0%
†
Options purchased on interest rate swaps 0.0%
†
10-Year Interest Rate
Swap Receive 3.865%
Pay 1 day SOFR,
Exp:1/28/2027,
Morgan Stanley & Co.
International plc,
Exercise Rate: 3.87% 3,850,000 17,950
2-Year Interest Rate
Swap Receive 3.500%
Pay 1 day SOFR,
Exp:1/8/2027, Bank of
America,
Exercise Rate: 3.50% 17,300,000 18,393
Purchased Swaptions
Principal
Amount ($) Value ($)
Options purchased on interest rate swaps
2-Year Interest Rate
Swap Receive 4.132%
Pay 1 day SOFR,
Exp:1/28/2027,
Morgan Stanley & Co.
International plc,
Exercise Rate: 4.13% 16,070,000 72,009
108,352
Put Option 0.0%
†
Options purchased on interest rate swaps 0.0%
†
1-Year Interest Rate
Swap Pay 1.690%
Receive 1 day TONAR,
Exp:6/23/2027, JPM
Chase,
Exercise Rate: 1.69%
JPY
13,718,360,000 196,813
Total Purchased Swaptions
(cost  $283,281) 305,165
Total Investments Before TBA Sale Commitments
(cost $1,593,989,754) — 113.5% 1,544,896,188
TBA Sale Commitments   (2.1)%
Mortgage-Backed Security
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
3.00%, 8/25/2056 (9,000,000) (7,671,443)
3.50%, 8/25/2056 (4,000,000) (3,547,969)
4.00%, 8/25/2056 (5,000,000) (4,563,984)
4.50%, 8/25/2056 (2,000,000) (1,877,856)
GNMA TBA
3.50%, 8/15/2056 (6,000,000) (5,251,272)
4.50%, 8/15/2056 (6,000,000) (5,622,879)
Total TBA Sale Commitment
(cost $(29,063,359)) (28,535,403)
Total Investments
(cost $1,564,926,395) — 111.4% 1,516,360,785
Liabilities in excess of other assets
— (11.4)% (154,925,304)
NET ASSETS — 100.0%
$ 1,361,435,481

16 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Portfolio
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2026.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2026 was
$374,144,853 which represents 27.48% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2026.
(d) The security or a portion of this security is on loan as of July
31, 2026. The total value of securities on loan as of July 31,
2026 was $79,551,269, which was collateralized by cash
used to purchase money market funds and repurchase
agreements with a value of $1,200,000 and $16,562,845,
respectively, and by $64,462,131 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
8/11/2026 - 11/15/2055, a total value of $82,224,976.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2026.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2026. The
maturity date reflects the next call date.
(g) Represents 7-day effective yield as of July 31, 2026.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $17,762,845.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro
JPY Japanese Yen

Nationwide Bond Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 17
Centrally Cleared Credit default swap contracts outstanding - sell protection as of July 31, 2026
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
43-V1 1.00 Quarterly 12/20/2029 0.40 USD 115,325,000 1,845,069 486,188 2,331,257
Markit CDX
North American
Investment Grade
Index Series
45-V1 1.00 Quarterly 12/20/2030 0.48 USD 75,390,342 1,347,572 288,527 1,636,099
Total unrealized appreciation 3,192,641 774,715 3,967,356
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

18 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2026 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month EURIBOR
semi-annually
2.50% At
Termination Rec 9/10/2028 EUR 248,183,298 (172,530) 1,879,795 1,707,265
6 month EURIBOR
semi-annually
3.00% annually
Rec 5/21/2031 EUR 84,640,000 (38,816) 264,710 225,894
6 month EURIBOR
semi-annually
3.20% annually
Rec 6/19/2036 EUR 33,500,000 (12,039) 342,744 330,705
3 month STIBOR Quarterly 3.00% annually Rec 9/16/2036 SEK 31,950,000 (10,560) 53,997 43,437
6 month EURIBOR
semi-annually
2.75% annually
Rec 9/16/2036 EUR 23,340,000 679,762 480,252 1,160,014
6 month EURIBOR
semi-annually
2.25% annually
Rec 9/16/2028 EUR 10,840,000 137,740 57,344 195,084
6 month EURIBOR
semi-annually
3.60% annually
Rec 4/21/2046 EUR 8,630,000 (35,051) 66,165 31,114
6 month EURIBOR
semi-annually
2.50% annually
Rec 9/16/2028 EUR 8,130,000 46,642 54,680 101,322
3 month BBR Quarterly 5.00% Quarterly Rec 9/16/2028 AUD 7,280,000 (48,556) 5,864 (42,692)
1 day TONAR annually 1.50% annually
Rec 9/16/2031
JPY
20,306,400,000 2,938,880 992,110 3,930,990
1 day TONAR annually 1.25% annually
Rec 12/15/2027
JPY
12,522,780,000 27,374 200,512 227,886
1 day TONAR annually 1.25% annually Rec 9/16/2029 JPY 5,315,000,000 464,033 109,277 573,310
1 day TONAR annually 2.60% annually Rec 7/21/2033 JPY 1,721,140,000 (14,519) 73,020 58,501
1 day TONAR annually 2.50% annually Rec 5/22/2033 JPY 1,560,000,000 (21,357) 99,593 78,236
1 day SOFR annually 3.00% annually Rec 9/16/2028 USD 80,850,000 1,451,869 353,441 1,805,310
1 day SOFR annually 3.90% annually Rec 11/30/2030 USD 36,810,000 (17,545) 387,312 369,767
1 day SOFR annually 4.05% annually Rec 4/13/2056 USD 33,070,000 40,488 292,622 333,110
1 day SOFR annually 3.98% annually Rec 4/30/2033 USD 24,530,000 (5,332) 359,084 353,752
1 day SOFR annually 3.93% annually Rec 6/30/2028 USD 19,240,000 (5,168) 83,458 78,290
1 day SOFR annually 4.07% annually Rec 7/22/2028 USD 18,490,000 7,354 17,327 24,681
1 day SOFR annually 4.20% annually Rec 7/22/2037 USD 16,540,000 67,543 182,649 250,192
1 day SOFR annually 3.75% annually Rec 9/16/2036 USD 11,490,000 288,029 259,108 547,137
1 day SONIA annually 4.75% annually Rec 1/31/2039 GBP 10,000,000 (186,973) 229,121 42,148
1 day SOFR annually 3.25% annually Rec 9/16/2028 USD 8,180,000 104,939 38,783 143,722
1 day ESTR annually 2.50% annually Rec 4/16/2031 EUR 7,790,000 65,283 50,128 115,411
1 day SONIA annually 3.75% annually Rec 9/16/2028 GBP 7,040,000 76,043 27,177 103,220
1 day REPO_CORRA
semi-annually
2.75%
semi-annually Rec 9/16/2028 CAD 4,830,000 3,467 6,977 10,444
1 day ESTR annually 3.10% annually Rec 8/15/2054 EUR 4,106,405 (51,798) 165,694 113,896
1 day SOFR annually 3.98% annually Rec 11/30/2030 USD 3,370,000 (746) 24,752 24,006
1 day ESTR annually 2.50% annually Rec 6/14/2028 EUR 2,850,000 8,128 4,712 12,840
1 day REPO_CORRA
semi-annually
2.50%
semi-annually Rec 9/16/2028 CAD 1,540,000 4,901 3,736 8,637
1 day SONIA annually 4.00% annually Rec 9/16/2036 GBP 1,430,000 72,286 28,108 100,394
Total unrealized appreciation 5,863,771 7,194,252 13,058,023
– – –
6 month BBR semi-annually 5.00%
semi-annually Pay 9/16/2036 AUD 8,100,000 19,833 (57,543) (37,710)
6 month EURIBOR
semi-annually
3.30% annually
Pay 4/21/2036 EUR 12,250,000 (7,088) (50,552) (57,640)
6 month NIBOR
semi-annually
4.50% annually
Pay 9/16/2036 NOK 18,310,000 20,041 (22,203) (2,162)
6 month EURIBOR
semi-annually
2.50% annually
Pay 9/16/2031 EUR 22,490,000 (374,398) (340,514) (714,912)
3 month BBR Quarterly 4.00%
semi-annually Pay 9/16/2031 NZD 60,840,000 199,820 (302,731) (102,911)
1 day ESTR annually 2.00% annually Pay 9/16/2028 EUR 340,000 (4,765) (908) (5,673)
1 day REPO_CORRA
semi-annually
3.00%
semi-annually Pay 9/16/2036 CAD 4,170,000 (64,110) (48,070) (112,180)
1 day SARON annually 0.75% annually Pay 9/16/2036 CHF 9,010,000 74,454 (20,623) 53,831

Nationwide Bond Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 19
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 day ESTR annually 2.80% annually Pay 8/15/2035 EUR 9,560,000 35,310 (182,616) (147,306)
1 day SOFR annually 4.02% annually Pay 6/30/2028 USD 15,090,000 (33,225) (4,785) (38,010)
1 day SONIA annually 3.75% annually Pay 9/16/2031 GBP 16,950,000 (392,072) (266,764) (658,836)
1 day SOFR annually 4.03% annually Pay 7/22/2032 USD 29,120,000 (71,744) (168,421) (240,165)
1 day ESTR annually 3.00% annually Pay 6/19/2036 EUR 33,500,000 (26,147) (325,535) (351,682)
1 day SOFR annually 4.63% annually Pay 4/14/2041 USD 35,500,000 (16,242) (287,455) (303,697)
1 day SONIA annually 3.50% annually Pay 9/16/2028 GBP 60,590,000 (914,236) (356,792) (1,271,028)
1 day ESTR annually 2.80% annually Pay 5/21/2031 EUR 84,640,000 102,449 (235,682) (133,233)
1 day ESTR annually 2.00% annually Pay 9/10/2028 EUR 248,183,298 (422,347) (1,798,518) (2,220,865)
1 day TONAR annually 2.50% annually Pay 9/16/2046 JPY 989,000,000 (655,746) (179,846) (835,592)
1 day TONAR annually 1.75% annually Pay 9/16/2036 JPY 1,704,000,000 (707,566) (242,487) (950,053)
1 day TONAR annually 4.50% annually Pay 5/21/2046 JPY 2,077,970,000 92,227 (98,909) (6,682)
1 day TONAR annually 2.16% annually Pay 8/2/2044 JPY 3,232,151,681 (1,119,036) (258,636) (1,377,672)
Total unrealized depreciation (4,264,588) (5,249,590) (9,514,178)
Net unrealized appreciation 1,599,183 1,944,662 3,543,845
Abbreviation :
BBR Bank Bill Reference Rate
EURIBOR Euro Interbank Offered Rate
ESTR Euro Short-Term Rate
NIBOR Norwegian Interbank Offered Rate
CORRA Canadian Overnight Repo Rate Average
SARON Swiss Average Rate Overnight
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
STIBOR Stockholm Interbank Offered Rate
TONAR Tokyo Overnight Average Rate
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar

20 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Forward Foreign Currency Contracts outstanding as of July 31, 2026:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
JPY 697,638,549 USD 4,380,157 JPMorgan Chase Bank NA 8/5/2026 4,992
USD 4,217,711 JPY 658,175,539 Morgan Stanley Co., Inc. 8/5/2026 80,615
USD 2,085,405 EUR 1,807,273 BNP Paribas Securities Corp. 8/19/2026 83
USD 5,808,527 EUR 4,988,917 JPMorgan Chase Bank NA 8/19/2026 52,065
Total unrealized appreciation 137,755
USD 8,692,257 EUR 7,600,000 HSBC Bank plc 8/19/2026 (77,003)
USD 1,127,660 NOK 10,917,197 JPMorgan Chase Bank NA 10/15/2026 (22,983)
Total unrealized depreciation (99,986)
Net unrealized appreciation 37,769
Currency:
EUR Euro
JPY Japanese yen
NOK Norwegian krone
USD United States dollar
Futures contracts outstanding as of July 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Australia 3 Year Bond 9 9/2026 AUD 659,847 926
Euro-Bobl 249 9/2026 EUR 32,687,374 (236,616)
Euro-buxl 36 9/2026 EUR 4,392,948 (141,303)
Euro-Schatz 220 9/2026 EUR 26,753,195 (60,024)
Long Gilt 169 9/2026 GBP 19,699,806 (378,860)
U.S. Treasury 2 Year Note 805 9/2026 USD 165,515,548 (490,296)
U.S. Treasury 5 Year Note 132 9/2026 USD 13,988,906 (23,335)
U.S. Treasury Long Bond 296 9/2026 USD 32,060,500 (699,560)
U.S. Treasury Ultra Bond 472 9/2026 USD 51,772,500 (1,361,714)
3 Month SONIA 116 3/2027 GBP 37,470,550 (245,688)
3 Month SONIA 63 9/2027 GBP 20,299,440 (6,650)
Total long contracts (3,643,120)
Short Contracts
Euro-Bund (76) 9/2026 EUR (10,898,836) 165,793
U.S. Treasury 10 Year Note (429) 9/2026 USD (46,332,000) 393,344
U.S. Treasury 10 Year Ultra Note (683) 9/2026 USD (74,927,234) 1,151,697
Total short contracts 1,710,834
Net contracts (1,932,286)
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
USD United States Dollar

Nationwide Bond Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 21
Written Swaptions Contracts as of July 31, 2026 :
Description
Rate Paid
by the
Fund
Rate
Received
by the Fund Counterparty
Expiration
Date
Exercise
Rate Notional Amount Value($)
Call
2-Year Interest Rate
Swap
1 Day SOFR
Annually 3.782
Morgan Stanley &
Co. International
plc 01/28/2027 3.78 % USD 16,070,000 (35,280)
10-Year Interest Rate
Swap
1 Day SOFR
Annually 4.215
Morgan Stanley &
Co. International
plc 01/28/2027 4.22 USD 3,850,000 (47,334)
Total Written Swaptions Contracts (Premiums Received ($100,427)) (82,614)
Currency:
USD United States dollar
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
1 Day Tokyo Overnight Average Rate (TONAR) 0.98%
1 Day Secured Overnight Financing Rate (SOFR) 3.66%
1 Day Euro Short-Term Rate (ESTR) 2.18%
6 Month Euro Interbank Offered Rate (EURIBOR) 2.71%
1 Day Sterling Overnight Index Average (SONIA) 3.73%
3 Month Australian Bank-Bill Reference Rate (BBR) 4.50%
1 Day Canadian Overnight Repo Rate Average (CORRA) 2.34%
6 Month Australian Bank-Bill Reference Rate (BBR) 4.83%
1 Day Swiss Average Rate Overnight (SARON) (0.05)%
6 Month Norwegian Interbank Offered Rate (NIBOR) 4.85%
3 Month Stockholm Interbank Offered Rate (STIBOR) 2.04%

22 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bond Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 23
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 143,133,089 $ – $ 143,133,089
Collateralized Mortgage Obligations – 87,736,417 – 87,736,417
Commercial Mortgage-Backed Securities – 106,520,590 – 106,520,590
Corporate Bonds – 388,693,013 – 388,693,013
Credit Default Swaps† – 774,715 – 774,715
Foreign Government Securities – 17,961,312 – 17,961,312
Forward Foreign Currency Contracts – 137,755 – 137,755
Futures Contracts 1,711,760 – – 1,711,760
Interest Rate Swaps† – 7,194,252 – 7,194,252
Mortgage-Backed Securities – 395,234,497 – 395,234,497
Municipal Bonds – 2,800,538 – 2,800,538
Purchased Swaptions – 305,165 – 305,165
Repurchase Agreements – 16,562,845 – 16,562,845
Short-Term Investments 1,200,000 – – 1,200,000
U.S. Treasury Obligations – 384,748,722 – 384,748,722
Total Assets $ 2,911,760 $ 1,551,802,910 $ – $ 1,554,714,670
Liabilities:
Forward Foreign Currency Contracts $ – $ (99,986) $ – $ (99,986)
Futures Contracts (3,644,046) – – (3,644,046)
Interest Rate Swaps† – (5,249,590) – (5,249,590)
TBA Sale Commitments – (28,535,403) – (28,535,403)
Written Swaptions – (82,614) – (82,614)
Total Liabilities $ (3,644,046) $ (33,967,593) $ – $ (37,611,639)
Total $ (732,286) $ 1,517,835,317 $ – $ 1,517,103,031
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

24 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Portfolio
default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2026 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated
in a foreign currency, to express
a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Nationwide Bond Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 25
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
(d) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and

26 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Portfolio
are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Swaptions — The Fund may purchase and write (sell) options on swap agreements. The Fund entered into put and call swaptions to gain exposure to and/or hedge against changes in interest rates, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The
Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities a Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Nationwide Bond Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 27
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2026:
Assets: Fair Value
Purchased Swaptions
Interest rate risk Investment securities, at value $ 305,165
Swap Contracts†
Credit risk Unrealized appreciation from centrally cleared swap contracts 774,715
Interest rate risk Unrealized appreciation on centrally cleared swap contracts 7,194,252
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 137,755
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 1,711,760
Total $ 10,123,647
Liabilities:
Written Swaptions
Interest rate risk Written options, at value $ (82,614)
Swap Contracts†
Interest rate risk Unrealized depreciation on centrally cleared swap contracts (5,249,590)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (99,986)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (3,644,046)
Total $ (9,076,236)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Equity Portfolio
Common Stocks 96.6%
Shares Value ($)
AUSTRALIA 6.6%
Capital Markets 0.6%
ASX Ltd. 79,247 3,060,377
Macquarie Group Ltd. 21,931 3,907,293
6,967,670
Commercial Services & Supplies 0.1%
Brambles Ltd. 106,531 1,464,851
Consumer Staples Distribution & Retail 0.6%
Coles Group Ltd. 389,891 6,598,229
Diversified REITs 0.0%
†
Stockland 202,099 607,888
Insurance 0.6%
QBE Insurance Group Ltd. 375,853 6,540,252
Interactive Media & Services 0.0%
†
REA Group Ltd. 4,419 500,338
Metals & Mining 3.3%
BHP Group Ltd. 301,944 12,719,175
Fortescue Ltd. (a) 1,064,628 13,891,744
South32 Ltd. (a) 3,489,771 11,070,514
37,681,433
Oil, Gas & Consumable Fuels 0.7%
Santos Ltd. 1,424,481 7,895,571
Professional Services 0.7%
Computershare Ltd. (a) 272,630 7,860,666
76,116,898
AUSTRIA 0.7%
Banks 0.1%
Raiffeisen Bank International AG 9,509 652,824
Electric Utilities 0.2%
Verbund AG (a) 31,494 2,161,621
Oil, Gas & Consumable Fuels 0.4%
OMV AG 61,998 4,536,052
7,350,497
BELGIUM 0.3%
Banks 0.1%
KBC Group NV (a) 8,305 1,197,056
Beverages 0.1%
Anheuser-Busch InBev SA/NV 17,009 1,470,796
Financial Services 0.0%
†
Groupe Bruxelles Lambert NV 4,051 367,138
Pharmaceuticals 0.1%
UCB SA 5,471 1,408,765
4,443,755
CHINA 1.8%
Banks 0.3%
BOC Hong Kong Holdings Ltd. (a) 565,500 3,768,379
Broadline Retail 0.4%
Prosus NV 94,478 4,362,295
Food Products 0.4%
Wilmar International Ltd. 1,494,900 4,583,827
Marine Transportation 0.7%
SITC International Holdings Co.
Ltd. (a) 1,483,000 7,474,369
20,188,870
Common Stocks
Shares Value ($)
CZECH REPUBLIC 0.0%
†
Aerospace & Defense 0.0%
†
CSG NV * 34,110 649,500
DENMARK 2.8%
Air Freight & Logistics 0.1%
DSV A/S 3,419 739,659
Banks 0.5%
Danske Bank A/S (a) 99,643 5,735,000
Beverages 0.1%
Carlsberg A/S, Class B 4,054 596,553
Biotechnology 0.5%
Genmab A/S *(a) 19,946 5,746,218
Electrical Equipment 1.0%
Vestas Wind Systems A/S (a) 409,287 11,010,981
Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B 23,233 1,535,313
Independent Power and Renewable Electricity Producers 0.1%
Orsted A/S Reg. S *(b) 27,532 614,794
Textiles, Apparel & Luxury Goods 0.4%
Pandora A/S 36,595 4,602,491
30,581,009
FINLAND 2.9%
Banks 1.8%
Nordea Bank Abp (a) 987,707 19,948,634
Consumer Staples Distribution & Retail 0.0%
†
Kesko OYJ, Class B 24,356 608,525
Insurance 0.2%
Sampo OYJ, Class A 170,254 1,889,945
Machinery 0.0%
†
Metso Oyj 31,849 593,366
Oil, Gas & Consumable Fuels 0.3%
Neste OYJ 103,399 3,675,975
Pharmaceuticals 0.6%
Orion OYJ, Class B (a) 70,861 6,665,774
33,382,219
GERMANY 7.3%
Aerospace & Defense 0.3%
MTU Aero Engines AG (a) 4,871 2,034,876
Rheinmetall AG (a) 947 1,245,706
3,280,582
Air Freight & Logistics 1.9%
Deutsche Post AG 326,604 21,743,500
Automobiles 0.1%
Volkswagen AG (Preference) (a) 13,273 1,143,843
Capital Markets 0.2%
Deutsche Bank AG (Registered) 64,838 2,383,264
Chemicals 0.1%
Evonik Industries AG 42,117 852,046
Diversified Telecommunication Services 1.7%
Deutsche Telekom AG
(Registered) (a) 619,602 19,129,134
Electrical Equipment 0.4%
Siemens Energy AG 30,250 5,143,329

Nationwide International Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
GERMANY
Insurance 1.6%
Allianz SE (Registered) (a) 2,925 1,459,936
Hannover Rueck SE (a) 21,646 6,258,544
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (a) 1,342 808,589
Talanx AG (a) 67,505 8,981,509
17,508,578
Machinery 0.3%
Daimler Truck Holding AG (a) 34,618 1,954,653
Knorr-Bremse AG (a) 8,601 1,020,834
2,975,487
Semiconductors & Semiconductor Equipment 0.5%
Infineon Technologies AG 72,452 5,164,783
Software 0.2%
SAP SE (a) 12,471 2,264,182
81,588,728
HONG KONG 1.7%
Capital Markets 0.3%
Hong Kong Exchanges & Clearing
Ltd. (a) 67,300 3,507,932
Diversified Telecommunication Services 0.3%
HKT Trust & HKT Ltd. 1,854,000 3,137,996
Electric Utilities 0.2%
CLP Holdings Ltd. (a) 191,000 1,902,634
Food Products 0.4%
WH Group Ltd. Reg. S (b) 4,059,000 4,377,513
Industrial Conglomerates 0.2%
Swire Pacific Ltd., Class A 154,000 1,955,738
Machinery 0.2%
Techtronic Industries Co. Ltd. (a) 124,500 2,101,892
Real Estate Management & Development 0.1%
Wharf Real Estate Investment Co.
Ltd. 201,000 682,060
17,665,765
ISRAEL 1.9%
Banks 1.6%
Bank Leumi Le-Israel BM 440,945 10,448,991
Israel Discount Bank Ltd., Class A 415,227 4,340,670
Mizrahi Tefahot Bank Ltd. 42,355 3,157,026
17,946,687
Semiconductors & Semiconductor Equipment 0.3%
Nova Ltd. * 7,824 3,143,562
21,090,249
ITALY 7.0%
Aerospace & Defense 0.3%
Leonardo SpA 51,136 3,256,882
Banks 4.7%
Banco BPM SpA (a) 157,920 2,879,094
FinecoBank Banca Fineco SpA (a) 423,417 11,599,010
Intesa Sanpaolo SpA (a) 1,609,270 12,168,630
UniCredit SpA (a) 270,139 25,519,306
52,166,040
Electric Utilities 1.5%
Enel SpA 1,483,263 16,759,564
Common Stocks
Shares Value ($)
ITALY
Electrical Equipment 0.2%
Prysmian SpA (a) 16,648 2,304,342
Gas Utilities 0.3%
Italgas SpA 333,494 3,441,627
77,928,455
JAPAN 34.3%
Automobile Components 0.4%
Aisin Corp. 324,200 4,518,831
Sumitomo Electric Industries Ltd. 41,400 600,300
5,119,131
Automobiles 0.1%
Isuzu Motors Ltd. 50,400 759,842
Banks 3.9%
Japan Post Bank Co. Ltd. 611,000 11,819,868
Mitsubishi UFJ Financial Group,
Inc. 723,500 16,220,457
Resona Holdings, Inc. 73,700 1,010,059
Sumitomo Mitsui Financial Group,
Inc. 215,400 9,246,462
Sumitomo Mitsui Trust Group, Inc. 414,800 4,320,611
Yokohama Financial Group, Inc. 104,900 1,200,236
43,817,693
Beverages 0.5%
Asahi Group Holdings Ltd. 545,100 5,708,787
Broadline Retail 0.4%
Ryohin Keikaku Co. Ltd. 169,400 4,451,439
Chemicals 0.1%
Asahi Kasei Corp. 60,800 655,401
Toray Industries, Inc. 87,400 629,116
1,284,517
Commercial Services & Supplies 0.1%
TOPPAN Holdings, Inc. 21,100 596,872
Construction & Engineering 1.1%
Obayashi Corp. 238,300 4,690,635
Shimizu Corp. 530,100 7,845,160
12,535,795
Consumer Staples Distribution & Retail 0.2%
Aeon Co. Ltd. 227,400 1,952,096
Electric Utilities 0.1%
Kansai Electric Power Co., Inc.
(The) 53,500 821,617
Electrical Equipment 1.6%
Fujikura Ltd. 31,800 812,606
Mitsubishi Electric Corp. 453,100 16,516,166
17,328,772
Electronic Equipment, Instruments & Components 3.3%
Keyence Corp. 44,300 22,261,681
Murata Manufacturing Co. Ltd. 95,800 4,469,291
TDK Corp. 518,300 10,170,454
36,901,426
Entertainment 0.7%
Konami Group Corp. 57,400 7,406,668
Financial Services 0.5%
ORIX Corp. 153,446 6,180,323
Food Products 0.4%
Ajinomoto Co., Inc. 151,800 4,676,265

30 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Equity Portfolio
Common Stocks
Shares Value ($)
JAPAN
Gas Utilities 0.3%
Osaka Gas Co. Ltd. 99,700 3,449,355
Health Care Equipment & Supplies 0.2%
Hoya Corp. 3,500 536,531
Terumo Corp. 107,800 1,567,989
2,104,520
Health Care Technology 0.3%
M3, Inc. 276,400 3,089,954
Household Durables 1.6%
Sony Group Corp. 784,400 18,371,537
Industrial Conglomerates 0.5%
Hitachi Ltd. 185,700 6,163,314
Insurance 0.8%
MS&AD Insurance Group
Holdings, Inc. 47,300 1,465,257
Tokio Marine Holdings, Inc. 159,200 8,125,705
9,590,962
IT Services 0.5%
NEC Corp. 188,100 5,613,386
Machinery 1.1%
FANUC Corp. 47,500 1,898,196
Komatsu Ltd. 79,900 3,523,202
Makita Corp. 100,500 3,222,171
Mitsubishi Heavy Industries Ltd. 143,800 3,367,779
12,011,348
Marine Transportation 0.1%
Kawasaki Kisen Kaisha Ltd. 68,800 1,232,555
Metals & Mining 0.5%
JFE Holdings, Inc. 170,100 1,945,584
Sumitomo Metal Mining Co. Ltd. 56,000 2,821,239
4,766,823
Oil, Gas & Consumable Fuels 1.9%
ENEOS Holdings, Inc. 1,020,100 8,520,861
Idemitsu Kosan Co. Ltd. 804,200 6,627,137
Inpex Corp. 258,200 5,917,392
21,065,390
Passenger Airlines 0.4%
ANA Holdings, Inc. 83,900 1,636,906
Japan Airlines Co. Ltd. 144,100 2,670,258
4,307,164
Personal Care Products 0.4%
Kao Corp. 232,400 4,771,008
Pharmaceuticals 2.7%
Astellas Pharma, Inc. 731,800 10,064,204
Daiichi Sankyo Co. Ltd. 292,900 4,701,410
Otsuka Holdings Co. Ltd. 205,500 14,308,931
Takeda Pharmaceutical Co. Ltd. 26,600 913,841
29,988,386
Professional Services 2.0%
Recruit Holdings Co. Ltd. 293,800 23,094,201
Real Estate Management & Development 0.6%
Mitsubishi Estate Co. Ltd. 22,300 539,672
Mitsui Fudosan Co. Ltd. 707,400 6,875,577
7,415,249
Semiconductors & Semiconductor Equipment 3.3%
Advantest Corp. 76,100 15,052,354
Disco Corp. 14,500 5,213,410
Kioxia Holdings Corp. * 8,100 2,255,852
Lasertec Corp. 2,100 484,865
Common Stocks
Shares Value ($)
JAPAN
Semiconductors & Semiconductor Equipment
Renesas Electronics Corp. 182,100 3,677,721
SCREEN Holdings Co. Ltd. 5,400 413,859
Tokyo Electron Ltd. 31,200 10,532,695
37,630,756
Specialty Retail 0.2%
Sanrio Co. Ltd. 323,000 2,582,328
Textiles, Apparel & Luxury Goods 0.5%
Asics Corp. 211,900 6,255,011
Tobacco 1.1%
Japan Tobacco, Inc. 275,000 12,254,054
Trading Companies & Distributors 0.6%
Mitsubishi Corp. 149,500 4,493,489
Toyota Tsusho Corp. 57,100 2,393,384
6,886,873
Wireless Telecommunication Services 1.3%
SoftBank Corp. 10,233,700 14,369,153
386,554,570
NETHERLANDS 8.2%
Banks 0.4%
ING Groep NV (a) 138,819 4,853,790
Biotechnology 0.5%
Argenx SE * 6,666 5,712,519
Consumer Staples Distribution & Retail 0.8%
Koninklijke Ahold Delhaize NV 224,504 8,860,712
Financial Services 0.5%
EXOR NV 65,677 5,294,343
Professional Services 0.4%
Wolters Kluwer NV 51,929 4,063,236
Semiconductors & Semiconductor Equipment 5.6%
ASM International NV (a) 14,505 13,373,912
ASML Holding NV (a) 27,182 44,448,967
BE Semiconductor Industries NV
(a) 21,204 4,921,417
62,744,296
91,528,896
NEW ZEALAND 0.0%
†
Electric Utilities 0.0%
†
Contact Energy Ltd. 103,245 553,579
NORWAY 0.5%
Insurance 0.0%
†
Gjensidige Forsikring ASA (a) 16,777 501,034
Metals & Mining 0.4%
Norsk Hydro ASA (a) 541,711 4,952,811
Oil, Gas & Consumable Fuels 0.1%
Var Energi ASA 177,889 902,355
6,356,200
PORTUGAL 0.5%
Consumer Staples Distribution & Retail 0.1%
Jeronimo Martins SGPS SA 70,597 1,413,902
Electric Utilities 0.1%
EDP SA 184,740 952,601

Nationwide International Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
PORTUGAL
Oil, Gas & Consumable Fuels 0.3%
Galp Energia SGPS SA (a) 163,600 3,745,964
6,112,467
SINGAPORE 6.2%
Aerospace & Defense 0.5%
Singapore Technologies
Engineering Ltd. (a) 674,400 5,289,660
Banks 4.2%
DBS Group Holdings Ltd. (a) 350,100 20,185,045
Oversea-Chinese Banking Corp.
Ltd. (a) 1,086,200 24,687,880
United Overseas Bank Ltd. (a) 78,300 2,651,642
47,524,567
Broadline Retail 0.4%
Sea Ltd., ADR * 44,954 4,798,390
Industrial REITs 0.9%
CapitaLand Ascendas REIT (a) 4,910,600 9,846,446
Passenger Airlines 0.2%
Singapore Airlines Ltd. 396,800 2,383,974
69,843,037
SPAIN 0.3%
Independent Power and Renewable Electricity Producers 0.3%
EDP Renewables SA (a) 227,228 3,527,483
SWEDEN 3.6%
Biotechnology 0.9%
Swedish Orphan Biovitrum AB *(a) 196,458 9,779,874
Building Products 0.8%
Assa Abloy AB, Class B (a) 229,451 8,506,602
Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson,
Class B (a) 337,354 3,364,697
Construction & Engineering 0.1%
Skanska AB, Class B (a) 19,822 556,483
Diversified Telecommunication Services 0.1%
Telia Co. AB (a) 195,561 907,331
Machinery 1.0%
Epiroc AB, Class A 171,987 4,408,373
Sandvik AB 18,259 684,468
Volvo AB, Class B (a) 167,752 6,415,983
11,508,824
Trading Companies & Distributors 0.2%
AddTech AB, Class B (a) 72,181 2,626,584
Wireless Telecommunication Services 0.2%
Tele2 AB, Class B 128,380 2,227,561
39,477,956
SWITZERLAND 7.9%
Capital Markets 1.1%
Partners Group Holding AG 5,049 4,198,757
UBS Group AG (Registered) (a) 152,928 8,062,758
12,261,515
Chemicals 0.2%
Sika AG (Registered) (a) 9,264 2,085,394
Electric Utilities 0.2%
BKW AG 15,825 2,618,802
Common Stocks
Shares Value ($)
SWITZERLAND
Electrical Equipment 2.0%
ABB Ltd. (Registered) (a) 226,498 22,346,422
Food Products 1.8%
Nestle SA (Registered) 196,755 19,650,930
Pharmaceuticals 0.9%
Galderma Group AG 46,538 10,126,709
Specialty Retail 0.5%
Avolta AG (a) 86,841 5,191,898
Textiles, Apparel & Luxury Goods 1.2%
Cie Financiere Richemont SA
(Registered) 55,184 13,038,021
87,319,691
UNITED STATES 2.1%
Construction Materials 0.1%
Holcim AG 8,587 784,848
Insurance 0.1%
Swiss Re AG (a) 9,897 1,650,996
Marine Transportation 0.1%
AP Moller - Maersk A/S, Class B
(a) 486 1,304,461
Pharmaceuticals 1.8%
Novartis AG (Registered) (a) 71,216 11,117,388
Roche Holding AG 20,049 8,766,062
19,883,450
23,623,755
Total Common Stocks
(cost $873,887,356) 1,085,883,579
Total Investments
(cost $873,887,356) — 96.6% 1,085,883,579
Other assets in excess of liabilities — 3.4% 37,642,430
NET ASSETS — 100.0%
$1,123,526,009
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2026 was
$4,992,307 which represents 0.44% of net assets.

32 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Equity Portfolio
a
ADR American Depositary Receipt
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
CHF Switzerland Franc
OTC Total return swap contracts outstanding as of July 31, 2026 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Equity Trs,
Index
Decrease in
total return
of reference
entity
Increase in
total return
of reference
entity
Quarterly Morgan
Stanley Co.,
Inc.
11/30/2026 USD 264,952,000 — 13,695,820 13,695,820
Total unrealized appreciation — 13,695,820 13,695,820
Net unrealized appreciation — 13,695,820 13,695,820
* There are no upfront payments (receipts) on the swap contracts listed above.
Currency:
USD United States dollar

Nationwide International Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 33
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

34 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Equity Portfolio
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 12,476,624 $ – $ 12,476,624
Air Freight & Logistics – 22,483,159 – 22,483,159
Automobile Components – 5,119,131 – 5,119,131
Automobiles – 1,903,685 – 1,903,685
Banks – 197,610,670 – 197,610,670
Beverages – 7,776,136 – 7,776,136
Biotechnology – 21,238,611 – 21,238,611
Broadline Retail 4,798,390 8,813,734 – 13,612,124
Building Products – 8,506,602 – 8,506,602
Capital Markets – 25,120,381 – 25,120,381
Chemicals – 4,221,957 – 4,221,957
Commercial Services & Supplies – 2,061,723 – 2,061,723
Communications Equipment – 3,364,697 – 3,364,697
Construction & Engineering – 13,092,278 – 13,092,278
Construction Materials – 784,848 – 784,848
Consumer Staples Distribution & Retail – 19,433,464 – 19,433,464
Diversified REITs – 607,888 – 607,888
Diversified Telecommunication Services – 23,174,461 – 23,174,461
Electric Utilities – 25,770,418 – 25,770,418
Electrical Equipment – 58,133,846 – 58,133,846
Electronic Equipment, Instruments &
Components – 36,901,426 – 36,901,426
Entertainment – 7,406,668 – 7,406,668
Financial Services – 11,841,804 – 11,841,804
Food Products – 33,288,535 – 33,288,535
Gas Utilities – 6,890,982 – 6,890,982
Health Care Equipment & Supplies – 3,639,833 – 3,639,833
Health Care Technology – 3,089,954 – 3,089,954
Household Durables – 18,371,537 – 18,371,537
Independent Power and Renewable
Electricity Producers – 4,142,277 – 4,142,277
Industrial Conglomerates – 8,119,052 – 8,119,052
Industrial REITs – 9,846,446 – 9,846,446
Insurance – 37,681,767 – 37,681,767
Interactive Media & Services – 500,338 – 500,338
IT Services – 5,613,386 – 5,613,386
Machinery – 29,190,917 – 29,190,917
Marine Transportation – 10,011,385 – 10,011,385
Metals & Mining – 47,401,067 – 47,401,067
Oil, Gas & Consumable Fuels – 41,821,307 – 41,821,307
Passenger Airlines – 6,691,138 – 6,691,138
Personal Care Products – 4,771,008 – 4,771,008
Pharmaceuticals – 68,073,084 – 68,073,084
Professional Services – 35,018,103 – 35,018,103
Real Estate Management & Development – 8,097,309 – 8,097,309
Semiconductors & Semiconductor
Equipment – 108,683,397 – 108,683,397
Software – 2,264,182 – 2,264,182
Specialty Retail – 7,774,226 – 7,774,226
Textiles, Apparel & Luxury Goods – 23,895,523 – 23,895,523
Tobacco – 12,254,054 – 12,254,054
Trading Companies & Distributors – 9,513,457 – 9,513,457
Wireless Telecommunication Services – 16,596,714 – 16,596,714
Total Common Stocks $ 4,798,390 $ 1,081,085,189 $ – $ 1,085,883,579
Total Return Swaps† – 13,695,820 – 13,695,820
Total $ 4,798,390 $ 1,094,781,009 $ – $ 1,099,579,399
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide International Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 35
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a domestic or foreign market and/or foreign index without owning such securities or investing directly in that market and/or index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value may also include interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2026:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 13,695,820
Total $ 13,695,820
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

36 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Common Stocks 97.0%
Shares Value ($)
Aerospace & Defense 0.9%
Lockheed Martin Corp. 5,536 3,226,049
Automobiles 1.7%
General Motors Co. 68,736 6,107,881
Banks 0.2%
Western Alliance Bancorp 8,300 668,067
Beverages 1.5%
Monster Beverage Corp.* 58,504 5,638,616
Biotechnology 0.9%
Neurocrine Biosciences, Inc.* 18,800 3,135,840
Broadline Retail 3.5%
Amazon.com, Inc.* 31,490 8,552,054
eBay, Inc. 36,134 4,119,638
12,671,692
Building Products 0.1%
A O Smith Corp. 3,250 195,422
Capital Markets 8.9%
Bank of New York Mellon
Corp. (The) 41,463 6,481,911
Evercore, Inc., Class A 12,994 4,165,357
Interactive Brokers Group,
Inc., Class A 57,133 5,027,133
Northern Trust Corp. 30,683 5,590,136
State Street Corp. 30,984 5,706,013
Stifel Financial Corp. 25,561 2,119,262
StoneX Group, Inc.* 45,304 3,468,927
32,558,739
Chemicals 1.1%
Albemarle Corp. 19,461 2,289,392
Westlake Corp. 23,730 1,672,965
3,962,357
Construction & Engineering 2.0%
Argan, Inc. 855 487,717
Comfort Systems USA, Inc. 3,152 5,451,983
EMCOR Group, Inc. 1,860 1,483,220
7,422,920
Consumer Finance 1.1%
Ally Financial, Inc. 94,814 4,108,291
Consumer Staples Distribution & Retail 3.8%
Maplebear, Inc.* 100,053 4,462,364
Sysco Corp. 50,777 4,328,231
Target Corp. 34,990 5,055,705
13,846,300
Diversified Telecommunication Services 0.5%
AT&T, Inc. 70,819 1,646,542
Electrical Equipment 0.3%
Powell Industries, Inc. 5,288 1,103,500
Electronic Equipment, Instruments & Components 0.9%
Jabil, Inc. 10,462 3,296,053
Entertainment 0.2%
ROBLOX Corp., Class A* 24,292 864,795
Financial Services 1.3%
Chime Financial, Inc., Class A* 42,076 967,327
Corebridge Financial, Inc. 123,520 3,852,589
4,819,916
Common Stocks
Shares Value ($)
Food Products 1.6%
Archer-Daniels-Midland Co. 32,078 2,542,823
Tyson Foods, Inc., Class A 57,025 3,305,169
5,847,992
Gas Utilities 0.4%
Southwest Gas Holdings, Inc. 15,930 1,424,142
Ground Transportation 2.4%
JB Hunt Transport Services,
Inc. 8,374 2,275,635
Knight-Swift Transportation
Holdings, Inc., Class A 3,670 255,175
Landstar System, Inc. 18,140 3,170,328
Ryder System, Inc. 10,296 2,640,100
U-Haul Holding Co.* 5,990 424,751
8,765,989
Health Care Equipment & Supplies 3.6%
Align Technology, Inc.* 22,924 3,877,824
Edwards Lifesciences Corp.* 52,190 4,491,993
GE HealthCare Technologies,
Inc. 53,635 3,648,253
Lantheus Holdings, Inc.* 10,252 1,021,509
13,039,579
Health Care Providers & Services 2.3%
Centene Corp.* 61,327 3,815,766
McKesson Corp. 2,104 1,801,424
Molina Healthcare, Inc.* 14,628 2,861,529
8,478,719
Hotels, Restaurants & Leisure 4.3%
Booking Holdings, Inc. 34,605 6,675,305
Domino's Pizza, Inc. 9,264 3,218,684
DraftKings, Inc., Class A* 53,694 1,260,735
Las Vegas Sands Corp. 94,391 4,614,776
15,769,500
Household Products 0.7%
Clorox Co. (The) 25,000 2,388,250
Independent Power and Renewable Electricity Producers
0.7%
Talen Energy Corp.* 7,857 2,625,024
Insurance 2.1%
CNA Financial Corp. 15,953 837,054
Everest Group Ltd. 7,445 2,785,547
Globe Life, Inc. 22,539 4,107,732
7,730,333
Interactive Media & Services 6.8%
Alphabet, Inc., Class C 42,914 15,305,278
Match Group, Inc. 120,707 4,757,063
Meta Platforms, Inc., Class A 1,343 747,662
Pinterest, Inc., Class A* 124,629 2,992,342
Snap, Inc., Class A* 209,544 982,761
24,785,106
IT Services 1.7%
VeriSign, Inc. 20,835 6,042,567
Life Sciences Tools & Services 0.4%
West Pharmaceutical
Services, Inc. 4,426 1,509,089
Machinery 0.9%
Graco, Inc. 32,333 2,566,594

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Machinery
Mueller Industries, Inc. 11,020 731,838
3,298,432
Media 0.5%
Trade Desk, Inc. (The), Class
A* 92,330 1,665,633
Oil, Gas & Consumable Fuels 3.6%
Phillips 66 29,684 6,283,509
Valero Energy Corp. 21,999 6,883,487
13,166,996
Passenger Airlines 1.9%
American Airlines Group, Inc.* 231,694 3,537,967
Southwest Airlines Co. 76,077 3,421,183
6,959,150
Personal Care Products 0.3%
Estee Lauder Cos., Inc. (The),
Class A 13,782 1,156,310
Pharmaceuticals 0.2%
Corcept Therapeutics, Inc.* 5,863 671,255
Residential REITs 2.1%
Camden Property Trust 31,174 3,454,391
Essex Property Trust, Inc. 15,104 4,291,650
7,746,041
Semiconductors & Semiconductor Equipment 12.2%
Broadcom, Inc. 8,468 3,296,423
Cirrus Logic, Inc.* 15,525 2,008,159
KLA Corp. 22,798 4,167,930
Lam Research Corp. 2,023 592,779
Micron Technology, Inc. 12,893 10,611,326
NVIDIA Corp. 85,394 17,142,846
Texas Instruments, Inc. 23,757 6,550,755
44,370,218
Software 10.1%
Atlassian Corp., Class A* 3,893 393,251
Crowdstrike Holdings, Inc.,
Class A* 20,580 3,927,899
Docusign, Inc., Class A* 48,267 2,646,479
Dropbox, Inc., Class A* 40,804 1,328,578
Fortinet, Inc.* 42,296 6,849,837
Intuit, Inc. 4,253 1,344,246
Microsoft Corp. 29,033 13,492,216
Nutanix, Inc., Class A* 27,893 1,645,966
Synopsys, Inc.* 4,764 1,852,053
Zscaler, Inc.* 21,244 3,212,093
36,692,618
Specialty Retail 2.7%
Best Buy Co., Inc. 48,340 4,169,808
Tractor Supply Co. 119,247 3,669,230
Williams-Sonoma, Inc. 8,436 1,928,976
9,768,014
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc. 31,216 9,642,935
Sandisk Corp.* 2,691 3,269,107
Western Digital Corp. 9,851 5,367,219
18,279,261
Textiles, Apparel & Luxury Goods 1.4%
Deckers Outdoor Corp.* 51,597 4,998,717
Common Stocks
Shares Value ($)
Trading Companies & Distributors 0.2%
Core & Main, Inc., Class A* 14,180 623,495
Total Investments
(cost $268,033,569) — 97.0% 353,075,410
Other assets in excess of liabilities — 3.0% 10,945,089
NET ASSETS — 100.0%
$ 364,020,499
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

38 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
OTC Total return swap contracts outstanding as of July 31, 2026 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
A O Smith Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 2,187,863 24,595 24,595
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 2,196,274 4,030 4,030
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,774,735 1,722 1,722
Albemarle Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 168,804 408 408
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 1,181,370 4,062 4,062
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 12,218,116 786,906 786,906
Amcor plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 2,324,425 13,984 13,984
Applied Digital Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 136,512 2,891 2,891
Brown & Brown, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,398,355 9,336 9,336
Carvana Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 750,627 11,074 11,074
Celsius Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 219,776 1,053 1,053
Centene Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 1,666,500 36,962 36,962
CG oncology, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 430,984 11,139 11,139
Cipher Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 608,309 9,130 9,130
Coeur Mining, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 501,632 16,486 16,486
Compass, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 932,374 5,730 5,730
Constellation Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,905,726 5,875 5,875
Core Natural
Resources, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 883,509 14,275 14,275
Crowdstrike
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2027 2,861,373 84,555 84,555

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Docusign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 460,133 4,532 4,532
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2027 3,844,229 53,130 53,130
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 887,931 3,030 3,030
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 474,108 11,374 11,374
Fluor Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2027 3,022,592 6,025 6,025
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,076,429 20,083 20,083
GXO Logistics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 881,963 4,923 4,923
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,493,052 5,639 5,639
Hut 8 Corp. Increases in total
return of reference
entity
OBFR - 0.51% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 977,711 5,814 5,814
ImmunityBio, Inc. Increases in total
return of reference
entity
OBFR - 1.26% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 188,148 7,347 7,347
Immunovant, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 577,987 12,871 12,871
Ingersoll Rand, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,248,782 14,078 14,078
International Flavors
& Fragrances, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,800,829 5,910 5,910
International Paper
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,360,701 77,316 77,316
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,795,492 26,129 26,129
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 2,195,026 30,119 30,119
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.51% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 890,282 11,206 11,206
KLA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,905,375 39,571 39,571
Kymera
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 1,298,187 45,324 45,324

40 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Liberty Media Corp-
Liberty Formula One
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 2,138,351 40,749 40,749
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 115,241 5,863 5,863
Markel Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 513,879 1,043 1,043
Match Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 556,124 4,212 4,212
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,691,917 7,957 7,957
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,787,849 18,332 18,332
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2027 16,143,311 459,170 459,170
Oklo, Inc. Increases in total
return of reference
entity
OBFR - 0.51% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 99,793 5,808 5,808
Primo Brands Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,731,987 5,341 5,341
Realty Income Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,861,179 8,386 8,386
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 2,048,390 50,683 50,683
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,718,306 47,953 47,953
Royal Caribbean
Cruises Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 2,333,261 15,613 15,613
Royal Gold, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,319,999 27,983 27,983
RPM International,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 212,745 435 435
Seagate Technology
Holdings plc
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2027 3,963,882 20,604 20,604
SentinelOne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 1,798,959 62,293 62,293
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 509,742 – –
Stifel Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 2,799,871 9,456 9,456

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Synopsys, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 2,245,867 94,916 94,916
Sysco Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 961,792 12,108 12,108
T Rowe Price
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 416,604 28,072 28,072
Terawulf, Inc. Increases in total
return of reference
entity
OBFR - 0.51% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 151,417 1,372 1,372
Toast, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 974,715 17,519 17,519
TransUnion Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,461,153 30,479 30,479
TTM Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,490,215 904 904
Uranium Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 895,978 13,066 13,066
Urban Outfitters, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 356,880 7,505 7,505
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 761,338 26,467 26,467
Waters Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,086,275 8,608 8,608
West
Pharmaceutical
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,092,334 5,306 5,306
Western Digital
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2027 2,016,998 43,684 43,684
– –
Total unrealized appreciation 2,510,521 2,510,521
– –
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,290,747 (21,305) (21,305)
Advanced Energy
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,542,273 (81,290) (81,290)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,685,640 (31,598) (31,598)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,419,591 (35,666) (35,666)
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2027 12,356,400 (980,800) (980,800)
Applied
Optoelectronics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 106,959 (4,774) (4,774)

42 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Archer-Daniels-
Midland Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 2,732,675 (46,194) (46,194)
Argan, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 2,023,376 (31,683) (31,683)
Atlantic Union
Bankshares Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 2,001,211 (7,075) (7,075)
Axon Enterprise, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 2,106,818 (9,820) (9,820)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 2,099,926 (13,628) (13,628)
Best Buy Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 2,038,942 (14,026) (14,026)
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2027 193,672 (341) (341)
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 769,777 (9,771) (9,771)
CareTrust REIT, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2027 997,606 (12,074) (12,074)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 1,874,401 (4,388) (4,388)
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 1,869,884 (36,285) (36,285)
Cisco Systems, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,927,174 (40,374) (40,374)
Clorox Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 483,668 (6,076) (6,076)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,489,951 (59,836) (59,836)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 2,111,007 (111,055) (111,055)
Construction
Partners, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,721,501 (27,651) (27,651)
Corcept
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 558,139 (18,671) (18,671)
Corebridge
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 35,653 (590) (590)
Darling Ingredients,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 757,212 (4,495) (4,495)

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 38,946 (1,130) (1,130)
Domino's Pizza, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,449,785 (11,700) (11,700)
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 1,486,046 (9,030) (9,030)
D-Wave Quantum,
Inc.
Increases in total
return of reference
entity
OBFR - 0.51% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 189,316 (1,047) (1,047)
Edwards
Lifesciences Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,490,646 (14,721) (14,721)
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2027 4,297,910 (24,457) (24,457)
Erie Indemnity Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2027 1,890,498 (71,588) (71,588)
Estee Lauder Cos.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 815,592 (9,527) (9,527)
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 318,027 (1,028) (1,028)
Federal Signal Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,984,831 (6,354) (6,354)
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 702,396 (19,455) (19,455)
Graco, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 435,105 (1,720) (1,720)
Hewlett Packard
Enterprise Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,829,397 (29,026) (29,026)
Hims & Hers Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.51% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,109,023 (29,153) (29,153)
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,182,058 (33,451) (33,451)
IonQ, Inc. Increases in total
return of reference
entity
OBFR - 0.63% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 216,526 (3,981) (3,981)
ITT, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,925,112 (29,273) (29,273)
Loar Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,279,399 (3,925) (3,925)
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,754,800 (19,053) (19,053)

44 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,141,855 (26,292) (26,292)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 443,074 (4,395) (4,395)
Medline, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 971,002 (3,955) (3,955)
Mirion Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,142,360 (10,676) (10,676)
MKS, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 328,087 (4,577) (4,577)
Mueller Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,111,438 (7,531) (7,531)
Neurocrine
Biosciences, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 930,911 (104,365) (104,365)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 1,605,190 (6,800) (6,800)
Oscar Health, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,897,208 (608) (608)
Pinnacle Financial
Partners, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 2,126,804 (7,882) (7,882)
Piper Sandler Cos. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 872,761 (4,375) (4,375)
Powell Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 967,858 (2,876) (2,876)
RadNet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 1,465,346 (25,043) (25,043)
Rayonier, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 2,068,035 (60,990) (60,990)
Regal Rexnord
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 454,126 (6,605) (6,605)
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 980,294 (6,690) (6,690)
Samsara, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,278,361 (50,421) (50,421)
Sandisk Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 253,899 (13,612) (13,612)
Sanmina Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,785,087 (20,010) (20,010)

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
SM Energy Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 804,382 (22,014) (22,014)
Southwest Airlines
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,721,344 (17,156) (17,156)
Southwest Gas
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 280,001 (2,819) (2,819)
SPX Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 144,510 (13,371) (13,371)
StoneX Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2027 508,272 (6,970) (6,970)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,046,881 (24,698) (24,698)
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,050,623 (19,988) (19,988)
Texas Pacific Land
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,104,286 (43,541) (43,541)
Trade Desk, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 353,097 (4,698) (4,698)
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,086,576 (50,429) (50,429)
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 505,456 (4,363) (4,363)
U-Haul Holding Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 115,300 (65) (65)
USA Rare Earth, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 107,251 (2,152) (2,152)
Victoria's Secret
& Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 692,679 (3,437) (3,437)
Viper Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 2,084,893 (53,746) (53,746)
Westlake Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 921,576 (15,948) (15,948)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 746,437 (5,763) (5,763)
– –
Total unrealized depreciation (2,587,946) (2,587,946)
– –
Net unrealized depreciation (77,425) (77,425)
Financing Costs of Swap Contracts (8,289) (8,289)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (85,714) (85,714)
OBFR Overnight Bank Funding Rate

46 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 3.63%

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 47
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

48 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 353,075,410 $ – $ – $ 353,075,410
Total Return Swaps† – 2,510,521 – 2,510,521
Total Assets $ 353,075,410 $ 2,510,521 $ – $ 355,585,931
Liabilities:
Total Return Swaps† $ – $ (2,596,235) $ – $ (2,596,235)
Total Liabilities $ – $ (2,596,235) $ – $ (2,596,235)
Total $ 353,075,410 $ (85,714) $ – $ 352,989,696
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 49
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2026:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 2,510,521
Total $ 2,510,521
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (2,596,235)
Total $ (2,596,235)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

50 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 3,572 16,145
Total Closed End Fund
(cost  $15,268) 16,145
Common Stocks 98 .9%
Shares
Aerospace & Defense 3 .0%
AAR Corp.* 887 124,216
AIRO Group Holdings, Inc.* 1,131 7,623
Archer Aviation, Inc., Class A* 20,340 94,378
Astronics Corp.* 584 40,582
Beta Technologies, Inc., Class
A* 831 15,731
Boeing Co. (The)* 34,196 7,391,123
Cadre Holdings, Inc. 221 6,813
Ducommun, Inc.* 220 39,384
Eve Holding, Inc.* 2,300 5,336
Firefly Aerospace, Inc.* 2,642 53,712
GE Aerospace 38,057 13,703,184
Howmet Aerospace, Inc. 25,371 7,161,218
Innovative Solutions and
Support, Inc.* 899 16,443
Intuitive Machines, Inc.* 4,595 56,702
Lockheed Martin Corp. 8,897 5,184,638
Mercury Systems, Inc.* 1,198 116,326
Moog, Inc., Class A 796 310,321
National Presto Industries, Inc. 34 4,128
Park Aerospace Corp. 783 26,544
Red Cat Holdings, Inc.* 5,195 39,118
Redwire Corp.* 6,271 54,056
RTX Corp. 52,949 11,395,684
Satellogic, Inc., Class A* 3,649 13,063
Swarmer, Inc.* 379 13,936
V2X, Inc.* 830 74,899
Virgin Galactic Holdings, Inc.* 5,666 14,448
Voyager Technologies, Inc.,
Class A* 1,298 31,840
VSE Corp. 684 132,963
York Space Systems, Inc.* 549 8,087
46,136,496
Air Freight & Logistics 0 .0%
†
Forward Air Corp.* 588 8,261
Hub Group, Inc., Class A 1,466 68,213
76,474
Automobile Components 0 .2%
Adient plc* 1,261 26,531
Aptiv plc* 19,856 1,121,268
Cooper-Standard Holdings,
Inc.* 175 5,157
Dana, Inc. 3,736 100,610
Dauch Corp.* 4,050 22,882
Dorman Products, Inc.* 422 56,194
Fox Factory Holding Corp.* 339 6,102
Garrett Motion, Inc. 5,523 172,041
Goodyear Tire & Rubber Co.
(The)* 5,201 36,147
Holley, Inc.* 1,874 5,004
LCI Industries 681 69,707
Common Stocks
Shares Value ($)
Automobile Components
Mobileye Global, Inc., Class A* 34,705 275,558
Patrick Industries, Inc. 770 63,563
Phinia, Inc. 1,379 101,481
Solid Power, Inc.* 15,010 30,921
Standard Motor Products, Inc. 339 12,960
Stoneridge, Inc.* 4,505 31,130
Strattec Security Corp.* 191 16,787
Versigent plc* 2,010 83,114
Visteon Corp. 641 67,010
XPEL, Inc. Reg. S* 270 11,980
2,316,147
Automobiles 1 .4%
General Motors Co. 34,837 3,095,616
Harley-Davidson, Inc. 1,971 48,368
Livewire Group, Inc.* 710 1,285
Lucid Group, Inc., Class A* 5,032 37,136
Tesla, Inc.* 59,016 18,366,370
Winnebago Industries, Inc. 300 9,084
21,557,859
Banks 4 .4%
1st Source Corp. 856 76,817
ACNB Corp. 836 53,905
Amalgamated Financial Corp. 777 38,368
Ameris Bancorp 1,518 132,385
Arrow Financial Corp. 1,294 51,553
Associated Banc-Corp. 2,922 90,231
Atlantic Union Bankshares
Corp. 2,635 111,803
Axos Financial, Inc.* 1,198 121,489
Banc of California, Inc. 3,908 74,838
BancFirst Corp. 175 19,744
Bancorp, Inc. (The)* 1,397 93,697
Bank First Corp. 254 38,796
Bank of America Corp. 219,115 13,574,174
Bank of Hawaii Corp. 774 61,843
Bank of NT Butterfield & Son
Ltd. (The) 1,791 109,770
Bank7 Corp. 335 16,844
BankUnited, Inc. 1,808 84,343
Banner Corp. 1,433 100,898
BayCom Corp. 1,078 32,534
Beacon Financial Corp. 2,356 74,238
Burke & Herbert Financial
Services Corp. 55 4,029
BV Financial, Inc.* 1,523 31,282
Byline Bancorp, Inc. 585 22,973
C&F Financial Corp. 560 46,250
Camden National Corp. 589 34,097
Capital City Bank Group, Inc. 562 29,151
Capitol Federal Financial, Inc. 6,515 57,593
Carter Bankshares, Inc. 485 16,771
Cathay General Bancorp 1,928 121,830
CB Financial Services, Inc. 393 14,396
Central Pacific Financial Corp. 1,674 65,956
ChoiceOne Financial Services,
Inc. 484 16,471
Citigroup, Inc. 39,106 5,179,590
Citizens & Northern Corp. 1,406 35,698
Citizens Community Bancorp,
Inc. 787 17,314
Citizens Financial Group, Inc. 12,234 876,566

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Banks
Citizens Financial Services,
Inc. 204 15,814
City Holding Co. 494 71,684
CNB Financial Corp. 522 18,322
Columbia Financial, Inc. 1,558 16,842
Community Financial System,
Inc. 1,288 83,475
Community Trust Bancorp, Inc. 798 62,603
ConnectOne Bancorp, Inc. 1,135 37,387
Customers Bancorp, Inc.* 930 73,172
CVB Financial Corp. 5,144 115,071
Dime Commercial Bancshares,
Inc. 429 17,486
Eagle Bancorp Montana, Inc. 1,375 32,216
Eastern Bankshares, Inc. 3,023 69,408
ECB Bancorp, Inc.* 726 14,919
Enterprise Financial Services
Corp. 840 55,700
Farmers National Banc Corp. 1,382 21,919
FB Bancorp, Inc.* 2,160 33,383
FB Financial Corp. 590 35,624
Fidelity D&D Bancorp, Inc. 317 16,674
Fifth Third Bancorp 49,491 2,796,242
Financial Institutions, Inc. 840 34,826
First Bancorp 5,808 181,805
First Bancorp, Inc. (The) 473 16,602
First Bank 2,687 49,790
First Busey Corp. 3,265 100,758
First Commonwealth Financial
Corp. 2,581 55,569
First Community Bankshares,
Inc. 642 30,636
First Financial Bancorp 1,834 62,044
First Financial Bankshares,
Inc. 2,711 95,265
First Financial Corp. 856 68,951
First Interstate BancSystem,
Inc., Class A 1,954 74,291
First Merchants Corp. 1,911 82,441
First Mid Bancshares, Inc. 337 17,554
First United Corp. 686 30,280
Firstsun Capital Bancorp* 359 13,886
Flagstar Bank NA 6,697 95,231
FS Bancorp, Inc. 377 16,177
Fulton Financial Corp. 4,979 121,139
FVCBankcorp, Inc. 1,875 34,856
German American Bancorp,
Inc. 742 37,753
Glacier Bancorp, Inc. 2,138 105,382
Great Southern Bancorp, Inc. 563 45,215
Hancock Whitney Corp. 2,352 181,104
Hanmi Financial Corp. 1,726 55,025
Hanover Bancorp, Inc. 700 18,372
HBT Financial, Inc. 1,137 40,750
Heritage Financial Corp. 1,672 49,709
Hilltop Holdings, Inc. 1,267 49,970
Home Bancorp, Inc. 223 15,909
Home BancShares, Inc. 4,951 153,828
HomeTrust Bancshares, Inc. 331 16,944
Hope Bancorp, Inc. 1,805 25,288
Horizon Bancorp, Inc. 648 13,252
Common Stocks
Shares Value ($)
Banks
Independent Bank Corp. 2,242 130,772
International Bancshares Corp. 1,769 135,399
John Marshall Bancorp, Inc. 1,515 35,148
JPMorgan Chase & Co. 63,772 22,434,352
Kearny Financial Corp. 2,585 24,790
Lakeland Financial Corp. 913 57,199
LCNB Corp. 942 18,661
Live Oak Bancshares, Inc. 231 9,887
MainStreet Bancshares, Inc. 1,335 30,785
Mercantile Bank Corp. 875 52,570
Metropolitan Bank Holding
Corp. 543 50,217
Midland States Bancorp, Inc. 1,308 44,040
National Bank Holdings Corp.,
Class A 796 34,379
National Bankshares, Inc. 861 34,957
NB Bancorp, Inc. 2,638 60,700
NBT Bancorp, Inc. 725 38,171
Nicolet Bankshares, Inc. 249 42,559
Northeast Community
Bancorp, Inc. 1,617 43,174
Northrim Bancorp, Inc. 1,667 44,192
Northwest Bancshares, Inc. 3,043 47,897
Oak Valley Bancorp 976 33,057
OceanFirst Financial Corp. 1,992 38,466
OFG Bancorp 1,626 85,950
Old National Bancorp 6,466 172,254
OP Bancorp 1,089 16,988
Orange County Bancorp, Inc. 391 14,956
Park National Corp. 322 67,024
Parke Bancorp, Inc. 1,692 57,782
Pathward Financial, Inc. 826 72,886
PCB Bancorp 1,159 32,301
Peapack-Gladstone Financial
Corp. 154 7,081
Peoples Bancorp of North
Carolina, Inc. 772 33,196
Peoples Bancorp, Inc. 952 39,660
Peoples Financial Services
Corp. 493 34,688
PNC Financial Services
Group, Inc. (The) 20,407 5,099,097
Preferred Bank 608 63,500
Princeton Bancorp, Inc. 833 34,353
Provident Financial Services,
Inc. 3,889 95,981
QCR Holdings, Inc. 462 47,563
RBB Bancorp 1,513 39,898
Red River Bancshares, Inc. 422 42,432
Renasant Corp. 1,484 64,658
Republic Bancorp, Inc., Class
A 625 62,213
S&T Bancorp, Inc. 1,193 62,215
Seacoast Banking Corp. of
Florida 1,173 40,750
ServisFirst Bancshares, Inc. 881 78,850
Sierra Bancorp 1,206 49,157
Simmons First National Corp.,
Class A 2,477 58,432
South Plains Financial, Inc. 817 36,634
Southside Bancshares, Inc. 1,537 49,968

52 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Banks
SR Bancorp, Inc. 1,647 32,199
Stock Yards Bancorp, Inc. 545 46,380
Texas Capital Bancshares, Inc. 930 91,931
Timberland Bancorp, Inc. 840 37,657
Tompkins Financial Corp. 414 41,334
Towne Bank 1,236 46,857
TriCo Bancshares 927 53,340
Triumph Financial, Inc.* 440 33,409
TrustCo Bank Corp. 983 56,011
Trustmark Corp. 1,167 55,374
UMB Financial Corp. 1,399 203,876
United Bankshares, Inc. 4,237 205,283
United Community Banks, Inc. 1,920 68,045
Unity Bancorp, Inc. 731 43,049
Univest Financial Corp. 996 44,063
US Bancorp 57,277 3,609,024
USCB Financial Holdings, Inc. 1,603 35,218
Valley National Bancorp 9,470 135,326
WaFd, Inc. 2,195 80,710
Wells Fargo & Co. 65,634 5,674,059
WesBanco, Inc. 1,742 72,084
West Bancorp, Inc. 1,224 34,333
Westamerica Bancorp 1,303 78,375
WSFS Financial Corp. 1,145 91,829
67,978,385
Beverages 0 .9%
Boston Beer Co., Inc. (The),
Class A* 273 50,014
Coca-Cola Co. (The) 119,039 10,426,626
MGP Ingredients, Inc. 1,040 18,408
Monster Beverage Corp.* 38,926 3,751,688
Vita Coco Co., Inc. (The)* 1,210 79,787
14,326,523
Biotechnology 1 .4%
4D Molecular Therapeutics,
Inc.* 1,223 12,450
Absci Corp.* 5,022 39,071
ACADIA Pharmaceuticals,
Inc.* 2,528 65,399
Achieve Life Sciences, Inc.* 2,633 16,904
ADC Therapeutics SA* 7,557 7,935
ADMA Biologics, Inc.* 8,965 75,844
Agios Pharmaceuticals, Inc.* 1,070 32,121
Akebia Therapeutics, Inc.* 19,692 25,993
Alector, Inc.* 5,343 8,068
Alkermes plc* 4,454 218,202
Allogene Therapeutics, Inc.* 13,742 25,835
Altimmune, Inc.* 6,838 19,420
AnaptysBio, Inc.* 544 29,028
Anavex Life Sciences Corp.* 8,592 23,628
Anika Therapeutics, Inc.* 2,660 51,285
Annexon, Inc.* 3,819 19,458
Apogee Therapeutics, Inc.* 989 132,615
Arbutus Biopharma Corp.* 3,600 15,624
Arcturus Therapeutics
Holdings, Inc.* 629 3,623
Arcus Biosciences, Inc.* 1,963 55,337
Arcutis Biotherapeutics, Inc.* 2,823 75,826
Ardelyx, Inc.* 4,948 24,493
ArriVent Biopharma, Inc.* 881 26,271
ARS Pharmaceuticals, Inc.* 928 4,761
Common Stocks
Shares Value ($)
Biotechnology
Aura Biosciences, Inc.* 2,317 16,242
Aurinia Pharmaceuticals, Inc.* 4,531 67,421
Avalo Therapeutics, Inc.* 917 16,735
Beam Therapeutics, Inc.* 2,727 69,593
Benitec Biopharma, Inc.* 1,267 14,837
Bicara Therapeutics, Inc.* 922 24,986
BioCryst Pharmaceuticals,
Inc.* 8,891 79,841
Biogen, Inc.* 9,331 1,893,726
Biohaven Ltd.* 3,016 40,716
Black Diamond Therapeutics,
Inc.* 9,304 15,724
Bright Minds Biosciences, Inc.* 150 10,989
C4 Therapeutics, Inc.* 3,853 13,408
Cabaletta Bio, Inc.* 5,304 14,215
Candel Therapeutics, Inc.* 2,314 23,163
Capricor Therapeutics, Inc.* 1,083 4,170
CareDx, Inc.* 1,463 63,948
Celcuity, Inc.* 817 70,573
Celldex Therapeutics, Inc.* 1,823 69,383
CG oncology, Inc.* 1,645 117,108
Climb Bio, Inc.* 1,287 15,315
Cogent Biosciences, Inc.* 3,334 129,793
Coherus Oncology, Inc.* 3,744 5,279
Compass Therapeutics, Inc.* 11,915 22,758
Corbus Pharmaceuticals
Holdings, Inc.* 1,868 16,756
Corvus Pharmaceuticals, Inc.* 627 8,314
Crescent Biopharma, Inc.* 907 13,124
CRISPR Therapeutics AG* 2,285 109,657
Cullinan Therapeutics, Inc.* 1,806 29,799
Cytokinetics, Inc.* 28,836 2,224,121
CytomX Therapeutics, Inc.* 4,347 13,476
Damora Therapeutics, Inc.* 1,206 34,962
Denali Therapeutics, Inc.* 3,341 76,910
Design Therapeutics, Inc.* 1,049 12,777
DiaMedica Therapeutics, Inc.* 2,095 13,282
Dianthus Therapeutics, Inc.* 1,069 114,298
Disc Medicine, Inc.* 428 32,956
Dyne Therapeutics, Inc.* 2,653 66,803
Editas Medicine, Inc.* 3,341 8,620
Eikon Therapeutics, Inc.* 1,276 11,752
Eledon Pharmaceuticals, Inc.* 3,882 13,121
Emergent BioSolutions, Inc.* 4,185 30,216
Enanta Pharmaceuticals, Inc.* 891 11,227
Entrada Therapeutics, Inc.* 2,895 19,657
Erasca, Inc.* 5,275 95,741
Fennec Pharmaceuticals, Inc.* 1,459 13,963
Foghorn Therapeutics, Inc.* 1,571 7,117
Forte Biosciences, Inc.* 775 59,365
Galectin Therapeutics, Inc.* 3,637 10,802
Geron Corp.* 12,308 15,877
GRAIL, Inc.* 1,129 77,404
Greenwich Lifesciences, Inc.* 684 9,234
Gyre Therapeutics, Inc.* 2,423 13,932
Heron Therapeutics, Inc.* 37,137 18,427
Hyperliquid Strategies, Inc.* 6,063 37,651
Ideaya Biosciences, Inc.* 1,999 70,965
ImmunityBio, Inc.* 11,095 79,551
Immunome, Inc.* 2,258 51,392
Immunovant, Inc.* 2,003 77,356
Inhibikase Therapeutics, Inc.* 8,278 18,046

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Biotechnology
Inhibrx Biosciences, Inc.* 213 17,477
Insmed, Inc.* 11,384 1,122,462
Intellia Therapeutics, Inc.* 3,562 38,042
Ionis Pharmaceuticals, Inc.* 27,614 1,429,577
Iovance Biotherapeutics, Inc.* 13,057 53,142
Ironwood Pharmaceuticals,
Inc., Class A* 3,857 16,315
Jade Biosciences, Inc.* 1,022 20,185
Janux Therapeutics, Inc.* 2,653 40,246
Karyopharm Therapeutics,
Inc.* 1,561 2,997
Keros Therapeutics, Inc.* 2,149 21,640
Kiniksa Pharmaceuticals
International plc, Class A* 1,015 75,455
Kodiak Sciences, Inc.* 1,088 45,239
Korro Bio, Inc.* 298 3,090
Krystal Biotech, Inc.* 690 235,373
Kura Oncology, Inc.* 4,235 38,157
Kymera Therapeutics, Inc.* 1,426 147,448
Kyverna Therapeutics, Inc.* 1,648 12,030
Larimar Therapeutics, Inc.* 2,781 10,623
Lexeo Therapeutics, Inc.* 2,003 8,272
MannKind Corp.* 8,048 31,468
MapLight Therapeutics, Inc.* 527 6,862
MeiraGTx Holdings plc* 1,927 22,719
MiMedx Group, Inc.* 12,685 52,389
Mineralys Therapeutics, Inc.* 907 23,147
Mirum Pharmaceuticals, Inc.* 1,247 132,120
Monopar Therapeutics, Inc.* 200 21,670
Monte Rosa Therapeutics,
Inc.* 1,431 23,640
Myriad Genetics, Inc.* 5,125 14,658
Neurogene, Inc.* 336 11,051
Nkarta, Inc.* 1,655 3,459
Novavax, Inc.* 4,053 29,668
Nurix Therapeutics, Inc.* 2,210 51,294
Nuvectis Pharma, Inc.* 865 18,615
Ocugen, Inc.* 10,670 13,124
Olema Pharmaceuticals, Inc.* 1,304 14,931
Organogenesis Holdings, Inc.,
Class A* 2,986 7,077
ORIC Pharmaceuticals, Inc.* 2,724 30,155
Oruka Therapeutics, Inc.* 1,281 123,629
Ovid therapeutics, Inc.* 5,973 13,260
Palisade Bio, Inc.* 8,255 15,643
Palvella Therapeutics, Inc.* 259 36,011
Perspective Therapeutics,
Inc.* 5,020 14,608
Praxis Precision Medicines,
Inc.* 581 178,849
Prelude Therapeutics, Inc.* 3,259 14,991
Prime Medicine, Inc.* 3,321 9,697
Protagonist Therapeutics, Inc.* 1,290 176,266
Protalix BioTherapeutics, Inc.* 6,121 14,507
Protara Therapeutics, Inc.* 2,607 10,219
Prothena Corp. plc* 2,042 16,581
PTC Therapeutics, Inc.* 1,832 124,594
Puma Biotechnology, Inc.* 2,395 18,992
Recursion Pharmaceuticals,
Inc., Class A* 14,538 43,614
Common Stocks
Shares Value ($)
Biotechnology
Regeneron Pharmaceuticals,
Inc. 3,861 2,944,514
REGENXBIO, Inc.* 1,969 19,080
Relay Therapeutics, Inc.* 3,957 74,510
Replimune Group, Inc.* 1,259 14,101
Rezolute, Inc.* 819 3,866
Rhythm Pharmaceuticals, Inc.* 1,376 136,568
Rigel Pharmaceuticals, Inc.* 492 18,111
Rocket Pharmaceuticals, Inc.* 1,411 4,388
Sagimet Biosciences, Inc.,
Class A* 4,236 30,118
Sana Biotechnology, Inc.* 5,756 18,016
Sarepta Therapeutics, Inc.* 2,548 37,863
Savara, Inc.* 2,119 11,570
Scholar Rock Holding Corp.* 2,725 128,879
SELLAS Life Sciences Group,
Inc.* 5,293 52,983
Sionna Therapeutics, Inc.* 357 16,825
Solid Biosciences, Inc.* 2,409 19,417
Spyre Therapeutics, Inc.* 1,844 181,321
Stoke Therapeutics, Inc.* 776 22,395
Sutro Biopharma, Inc.* 505 12,206
Syndax Pharmaceuticals, Inc.* 2,008 38,252
Tango Therapeutics, Inc.* 3,297 89,613
Taysha Gene Therapies, Inc.* 4,841 28,368
Tectonic Therapeutic, Inc.* 523 14,660
Tenax Therapeutics, Inc.* 1,099 15,056
TG Therapeutics, Inc.* 3,817 198,599
Tonix Pharmaceuticals Holding
Corp.* 1,442 14,434
Travere Therapeutics, Inc.* 2,272 126,982
TriSalus Life Sciences, Inc.* 3,534 16,044
Twist Bioscience Corp.* 1,742 159,480
Tyra Biosciences, Inc.* 448 14,282
Ultragenyx Pharmaceutical,
Inc.* 1,448 36,070
Upstream Bio, Inc.* 926 5,843
UroGen Pharma Ltd.* 784 29,980
Vanda Pharmaceuticals, Inc.* 2,286 11,659
Vaxcyte, Inc.* 3,332 180,195
Vera Therapeutics, Inc., Class
A* 1,081 34,700
Veracyte, Inc.* 2,377 110,103
Verastem, Inc.* 2,833 16,431
Vericel Corp.* 1,169 53,727
Vertex Pharmaceuticals, Inc.* 9,453 4,510,026
Vir Biotechnology, Inc.* 2,796 24,213
Viridian Therapeutics, Inc.* 1,649 31,199
Vor BioPharma, Inc.* 1,048 22,165
Xencor, Inc.* 1,331 26,900
Xenon Pharmaceuticals, Inc.* 1,984 124,337
Z Squared, Inc.* 1,564 7,523
Zenas Biopharma, Inc.* 1,061 33,358
Zentalis Pharmaceuticals, Inc.* 3,403 16,130
Zymeworks, Inc.* 1,154 25,319
21,747,422
Broadline Retail 3 .7%
1stdibs.com, Inc.* 3,140 13,282
Amazon.com, Inc.* 211,243 57,369,374
Groupon, Inc., Class A* 756 20,851
Kohl's Corp. 2,727 52,195

54 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Broadline Retail
Pattern Group, Inc., Class A* 618 14,226
Savers Value Village, Inc.* 1,357 13,923
57,483,851
Building Products 0 .2%
Apogee Enterprises, Inc. 1,337 52,945
AZZ, Inc. 1,031 149,206
Builders FirstSource, Inc.* 7,785 517,235
CSW Industrials, Inc. 304 96,955
Fortune Brands Innovations,
Inc. 35,299 1,738,829
Gibraltar Industries, Inc.* 472 19,947
Griffon Corp. 1,392 119,949
Janus International Group,
Inc.* 2,285 11,722
JELD-WEN Holding, Inc.* 4,018 5,705
Quanex Building Products
Corp. 1,663 29,668
Resideo Technologies, Inc.* 2,562 87,877
Tecnoglass Holdings, Inc. 736 31,972
UFP Industries, Inc. 1,415 122,737
Zurn Elkay Water Solutions
Corp. 4,414 222,951
3,207,698
Capital Markets 3 .8%
Acadian Asset Management,
Inc. 629 54,402
Ares Management Corp.,
Class A 30,585 3,917,633
Artisan Partners Asset
Management, Inc., Class A 2,387 93,666
Bank of New York Mellon
Corp. (The) 16,546 2,586,636
BGC Group, Inc., Class A 9,700 111,744
Blackrock, Inc. 5,515 6,013,501
Cohen & Steers, Inc. 172 14,150
DigitalBridge Group, Inc. 2,478 39,326
Donnelley Financial Solutions,
Inc.* 1,343 63,524
GCM Grosvenor, Inc., Class A 823 10,271
Gemini Space Station, Inc.,
Class A* 4,356 16,988
Goldman Sachs Group, Inc.
(The) 6,027 6,137,776
Innventure, Inc.* 5,278 16,995
Intercontinental Exchange, Inc. 61,773 9,419,147
KKR & Co., Inc. 19,143 1,941,675
Marex Group Ltd. 1,514 98,289
Miami International Holdings,
Inc.* 848 39,890
Moelis & Co., Class A 1,998 134,026
Moody's Corp. 5,561 2,660,271
Morgan Stanley 28,764 6,052,521
MSCI, Inc., Class A 9,039 5,172,477
Nasdaq, Inc. 40,594 3,823,549
Patria Investments Ltd., Class
A 4,229 45,758
Perella Weinberg Partners,
Class A 2,259 39,871
Piper Sandler Cos. 2,185 165,623
PJT Partners, Inc., Class A 783 131,787
Common Stocks
Shares Value ($)
Capital Markets
S&P Global, Inc. 15,995 6,588,820
Silvercrest Asset Management
Group, Inc., Class A 1,492 15,338
StepStone Group, Inc., Class
A 1,522 66,755
StoneX Group, Inc.* 2,706 207,198
Tradeweb Markets, Inc., Class
A 19,856 1,995,528
Victory Capital Holdings, Inc.,
Class A 1,397 138,345
Virtus Investment Partners,
Inc. 260 41,431
Webull Corp.* 7,458 52,654
WisdomTree, Inc. 4,291 83,117
57,990,682
Chemicals 1 .2%
Ashland, Inc. 987 71,666
ASP Isotopes, Inc.* 4,855 19,420
Aspen Aerogels, Inc.* 1,012 4,686
Avient Corp. 1,878 68,209
Balchem Corp. 887 148,621
Cabot Corp. 1,685 148,314
Chemours Co. (The) 3,545 58,882
Ecolab, Inc. 7,229 2,006,987
Ecovyst, Inc.* 6,078 73,301
Element Solutions, Inc. 46,211 1,697,330
FMC Corp. 5,621 60,201
Hawkins, Inc. 470 60,174
HB Fuller Co. 1,574 87,042
Ingevity Corp.* 1,181 86,343
Innospec, Inc. 377 32,414
Intrepid Potash, Inc.* 801 27,202
Koppers Holdings, Inc. 1,200 58,824
Linde plc 16,546 7,915,275
LSB Industries, Inc.* 931 10,129
Mativ Holdings, Inc. 2,454 21,423
Minerals Technologies, Inc. 1,324 100,942
Orion SA 6,070 40,973
Perimeter Solutions, Inc.* 3,740 114,481
PureCycle Technologies, Inc.* 3,594 22,894
Quaker Chemical Corp. 286 45,909
Sensient Technologies Corp. 807 99,802
Sherwin-Williams Co. (The) 13,902 4,738,497
Tronox Holdings plc 3,237 18,904
17,838,845
Commercial Services & Supplies 0 .4%
ABM Industries, Inc. 1,405 67,313
ACV Auctions, Inc., Class A* 1,792 13,422
Brink's Co. (The) 1,437 170,213
Casella Waste Systems, Inc.,
Class A* 1,035 92,850
Cimpress plc* 584 57,641
CompX International, Inc. 344 9,739
CoreCivic, Inc.* 1,262 37,734
Deluxe Corp. 2,216 57,328
Ennis, Inc. 2,127 46,369
GEO Group, Inc. (The)* 2,622 80,993
Healthcare Services Group,
Inc.* 1,796 41,847
HNI Corp. 1,060 47,711
Interface, Inc., Class A 2,708 92,776

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Liquidity Services, Inc.* 1,358 52,935
MillerKnoll, Inc. 1,953 43,981
Onterris, Inc.* 497 10,432
OPENLANE, Inc.* 3,416 135,820
Pitney Bowes, Inc. 5,926 103,883
Republic Services, Inc., Class
A 15,014 3,161,198
UniFirst Corp. 377 110,453
Vestis Corp.* 1,886 27,271
Waste Connections, Inc. 12,234 2,047,727
6,509,636
Communications Equipment 0 .2%
ADTRAN Holdings, Inc.* 1,143 9,727
BK Technologies Corp.* 171 13,680
Calix, Inc.* 1,474 52,916
Digi International, Inc.* 930 64,840
Extreme Networks, Inc.* 3,608 108,745
Harmonic, Inc.* 3,512 40,564
Motorola Solutions, Inc. 3,893 1,696,375
NETGEAR, Inc.* 158 3,817
NetScout Systems, Inc.* 2,615 106,352
Ondas, Inc.* 12,209 91,445
Viasat, Inc.* 3,216 247,407
Vistance Networks, Inc. 5,254 61,682
2,497,550
Construction & Engineering 0 .1%
Arcosa, Inc. 1,227 178,160
Argan, Inc. 376 214,482
Cardinal Infrastructure Group,
Inc., Class A* 427 26,427
Centuri Holdings, Inc.* 641 17,846
Construction Partners, Inc.,
Class A* 1,082 111,825
Fluor Corp.* 3,237 162,400
Granite Construction, Inc. 1,300 157,261
Legence Corp., Class A* 1,628 104,078
Limbach Holdings, Inc.* 186 13,336
MYR Group, Inc.* 481 160,279
NWPX Infrastructure, Inc.* 528 64,986
Tutor Perini Corp. 1,564 130,985
1,342,065
Construction Materials 0 .2%
Knife River Corp.* 1,287 94,170
Martin Marietta Materials, Inc. 4,449 2,336,348
Titan America SA 757 11,718
United States Lime & Minerals,
Inc. 356 39,267
2,481,503
Consumer Finance 0 .1%
Bread Financial Holdings, Inc. 1,380 149,137
Dave, Inc.* 268 99,881
Encore Capital Group, Inc.* 198 18,628
Enova International, Inc.* 632 160,617
FirstCash Holdings, Inc. 1,011 206,254
Happen, Inc.* 1,692 32,385
Jefferson Capital, Inc. 845 16,993
LendingTree, Inc.* 248 7,901
Medallion Financial Corp. 1,526 15,168
Nelnet, Inc., Class A 569 77,310
OppFi, Inc.* 1,212 11,356
Common Stocks
Shares Value ($)
Consumer Finance
PRA Group, Inc.* 894 15,529
PROG Holdings, Inc. 1,188 52,296
Regional Management Corp. 1,183 38,175
Upstart Holdings, Inc.* 1,859 51,011
World Acceptance Corp.* 175 31,467
984,108
Consumer Staples Distribution & Retail 1 .1%
Andersons, Inc. (The) 454 32,134
Chefs' Warehouse, Inc. (The)* 622 71,748
Costco Wholesale Corp. 15,995 15,225,481
Dollar Tree, Inc.* 13,902 1,768,473
Grocery Outlet Holding Corp.* 1,571 14,438
Ingles Markets, Inc., Class A 827 74,438
PriceSmart, Inc. 724 140,391
United Natural Foods, Inc.* 1,340 68,112
Village Super Market, Inc.,
Class A 846 37,173
Weis Markets, Inc. 664 51,161
17,483,549
Containers & Packaging 0 .4%
Avery Dennison Corp. 15,570 2,642,696
Ball Corp. 39,160 2,541,484
Graphic Packaging Holding
Co. 55,706 597,725
Greif, Inc., Class A 278 24,061
Greif, Inc., Class B 181 19,635
Myers Industries, Inc. 2,344 80,071
O-I Glass, Inc.* 3,802 27,184
TriMas Corp. 760 30,347
5,963,203
Distributors 0 .0%
†
GigaCloud Technology, Inc.,
Class A* 690 30,181
Gold.com, Inc. 484 20,018
Weyco Group, Inc. 427 16,653
66,852
Diversified Consumer Services 0 .1%
American Public Education,
Inc.* 551 26,729
Coursera, Inc.* 2,077 11,029
Covista, Inc.* 914 114,113
Frontdoor, Inc.* 2,123 154,193
Graham Holdings Co., Class B 89 107,115
KinderCare Learning Cos.,
Inc.* 2,094 11,203
Laureate Education, Inc.* 3,965 151,899
Lincoln Educational Services
Corp.* 682 28,521
OneSpaWorld Holdings Ltd. 3,580 92,221
Perdoceo Education Corp. 2,112 67,183
Strategic Education, Inc. 536 43,952
Stride, Inc.* 648 52,028
Universal Technical Institute,
Inc.* 1,560 61,324
921,510
Diversified REITs 0 .0%
†
American Assets Trust, Inc. 2,254 53,172
Broadstone Net Lease, Inc. 6,572 140,706

56 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Diversified REITs
Essential Properties Realty
Trust, Inc. 5,880 183,985
Modiv Industrial, Inc., Class C 1,862 32,250
410,113
Diversified Telecommunication Services 0 .0%
†
Anterix, Inc.* 156 14,511
ATN International, Inc. 504 12,000
Bandwidth, Inc., Class A* 800 31,312
Cogent Communications
Holdings, Inc. 928 12,528
IDT Corp., Class B 974 64,148
Liberty Latin America Ltd.,
Class A* 4,105 33,456
Liberty Latin America Ltd.,
Class C* 2,324 18,754
Lumen Technologies, Inc.* 26,467 168,860
Uniti Group, Inc. 1,365 13,268
368,837
Electric Utilities 1 .1%
Alliant Energy Corp. 15,617 1,105,371
American Electric Power Co.,
Inc. 22,243 2,843,768
Constellation Energy Corp. 11,031 2,898,395
Entergy Corp. 21,687 2,333,955
FirstEnergy Corp. 22,652 1,094,318
Genie Energy Ltd., Class B 2,952 41,062
Hawaiian Electric Industries,
Inc.* 4,013 51,848
MGE Energy, Inc. 734 58,375
NextEra Energy, Inc. 54,666 4,751,569
Otter Tail Corp. 865 76,483
PG&E Corp. 122,177 2,123,436
Portland General Electric Co. 3,800 187,454
TXNM Energy, Inc. 1,980 114,682
17,680,716
Electrical Equipment 1 .4%
Allient, Inc. 214 18,716
American Superconductor
Corp.* 813 23,878
Amprius Technologies, Inc.* 4,995 47,952
Array Technologies, Inc.* 3,045 15,895
Atkore, Inc. 447 32,613
Babcock & Wilcox Enterprises,
Inc.* 2,594 24,176
Eaton Corp. plc 12,686 5,267,227
Energous Corp.* 840 11,852
Energy Vault Holdings, Inc.* 3,795 10,816
EnerSys 1,144 212,841
Enovix Corp.* 4,649 19,014
Eos Energy Enterprises, Inc.* 16,078 54,344
Fluence Energy, Inc.* 1,758 24,489
FuelCell Energy, Inc.* 2,388 51,605
GE Vernova, Inc. 8,273 8,192,669
Hyliion Holdings Corp.* 3,420 12,175
NANO Nuclear Energy, Inc.* 1,116 17,756
Nextpower, Inc., Class A* 2,634 236,718
NuScale Power Corp., Class
A* 10,857 91,416
nVent Electric plc 48,536 7,466,293
Plug Power, Inc.* 34,241 70,536
Common Stocks
Shares Value ($)
Electrical Equipment
Power Solutions International,
Inc.* 611 16,870
Preformed Line Products Co. 52 18,563
Shoals Technologies Group,
Inc., Class A* 2,603 22,750
Sunrun, Inc.* 5,279 51,787
22,012,951
Electronic Equipment, Instruments & Components 0 .8%
Aeva Technologies, Inc.* 684 11,997
Amphenol Corp., Class A 60,119 9,661,123
Arlo Technologies, Inc.* 1,512 22,257
Badger Meter, Inc. 761 102,240
Bel Fuse, Inc., Class A 261 58,237
Bel Fuse, Inc., Class B 228 62,009
Belden, Inc. 1,198 148,612
Benchmark Electronics, Inc. 1,255 100,111
CDW Corp. 7,399 1,093,646
Crane NXT Co. 959 49,820
CTS Corp. 1,322 84,767
Daktronics, Inc.* 1,460 28,864
ePlus, Inc. 701 64,780
Forward Industries, Inc.* 3,926 15,822
Insight Enterprises, Inc.* 603 77,745
Itron, Inc.* 925 92,186
Kimball Electronics, Inc.* 1,285 31,778
Knowles Corp.* 2,474 90,524
LightPath Technologies, Inc.,
Class A* 2,324 24,100
Lightwave Logic, Inc.* 6,359 41,079
Methode Electronics, Inc. 372 5,204
Mirion Technologies, Inc.,
Class A* 4,573 68,504
Napco Security Technologies,
Inc. 1,929 71,527
nLight, Inc.* 1,098 75,542
Novanta, Inc.* 720 102,636
OSI Systems, Inc.* 348 77,044
Ouster, Inc.* 2,132 83,169
PC Connection, Inc. 477 39,935
Plexus Corp.* 729 183,227
Rogers Corp.* 387 47,783
ScanSource, Inc.* 273 15,457
Syntec Optics Holdings, Inc.* 1,711 11,173
Unusual Machines, Inc.* 2,102 44,478
Vishay Intertechnology, Inc. 3,364 115,116
Vishay Precision Group, Inc.* 121 11,138
12,813,630
Energy Equipment & Services 0 .4%
Archrock, Inc. 4,963 177,477
Atlas Energy Solutions, Inc.,
Class A 1,496 16,142
Baker Hughes Co., Class A 61,725 3,733,745
Borr Drilling Ltd.* 5,643 22,741
Bristow Group, Inc., Class A 753 34,126
Cactus, Inc., Class A 1,893 123,064
Core Laboratories, Inc. 3,050 32,452
Expro Ltd.* 1,455 23,207
Flowco Holdings, Inc., Class A 2,150 43,968
Forum Energy Technologies,
Inc.* 607 38,041

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Energy Equipment & Services
Helix Energy Solutions Group,
Inc.* 4,178 39,733
Helmerich & Payne, Inc. 2,359 81,551
Innovex International, Inc.* 1,392 39,087
Kodiak Gas Services, Inc. 3,121 183,234
Liberty Energy, Inc., Class A 4,241 79,349
Nabors Industries Ltd.* 123 10,537
National Energy Services
Reunited Corp.* 1,252 33,754
Noble Corp. plc 3,043 129,023
Oceaneering International,
Inc.* 2,581 125,901
Oil States International, Inc.* 4,529 36,730
Patterson-UTI Energy, Inc. 12,583 131,870
ProFrac Holding Corp., Class
A* 3,144 12,702
ProPetro Holding Corp.* 2,220 24,642
Ranger Energy Services, Inc.,
Class A 1,003 16,098
RPC, Inc. 3,932 22,059
Seadrill Ltd.* 980 43,943
Solaris Energy Infrastructure,
Inc., Class A 1,175 60,407
TETRA Technologies, Inc.* 2,215 17,056
Tidewater, Inc.* 1,223 91,798
Transocean Ltd.* 23,782 126,520
Valaris Ltd.* 1,239 98,116
5,649,073
Entertainment 1 .9%
AMC Entertainment Holdings,
Inc., Class A* 14,248 40,179
Atlanta Braves Holdings, Inc.,
Class C* 331 16,825
Cinemark Holdings, Inc. 3,784 138,457
Electronic Arts, Inc. 13,346 2,800,792
IMAX Corp.* 1,356 64,871
Lionsgate Studios Corp.* 732,304 9,724,997
Madison Square Garden
Entertainment Corp., Class
A* 1,530 118,208
Marcus Corp. (The) 1,995 58,054
Netflix, Inc.* 89,902 6,446,872
Playtika Holding Corp. 9,837 39,250
Sphere Entertainment Co.* 713 102,137
Stubhub Holdings, Inc., Class
A* 3,857 32,553
Take-Two Interactive Software,
Inc.* 22,613 5,493,150
TKO Group Holdings, Inc.,
Class A 3,338 606,882
Walt Disney Co. (The) 38,370 3,690,810
29,374,037
Financial Services 2 .5%
Better Home & Finance
Holding Co.* 536 12,596
Bladex, Inc., Class E 173 10,129
Burford Capital Ltd. 8,465 34,876
Cannae Holdings, Inc. 2,327 33,858
Cass Information Systems,
Inc. 903 50,496
Common Stocks
Shares Value ($)
Financial Services
Compass Diversified Holdings* 1,992 20,079
Dlocal Ltd., Class A 1,097 16,543
Enact Holdings, Inc. 1,641 77,652
Essent Group Ltd. 2,981 196,627
EVERTEC, Inc. 2,675 81,427
Federal Agricultural Mortgage
Corp., Class C 139 31,636
Flywire Corp.* 1,774 28,402
HA Sustainable Infrastructure
Capital, Inc. 1,932 73,165
Jackson Financial, Inc., Class
A 1,897 231,965
Mastercard, Inc., Class A 28,129 16,120,730
NCR Atleos Corp.* 1,493 70,216
NMI Holdings, Inc., Class A* 2,741 121,426
Pagseguro Digital Ltd., Class A 8,331 80,311
Payoneer Global, Inc.* 5,553 39,815
Paysign, Inc.* 3,988 35,733
PennyMac Financial Services,
Inc. 401 30,239
Radian Group, Inc. 4,469 174,246
Remitly Global, Inc.* 3,375 76,849
Repay Holdings Corp., Class
A* 3,133 12,532
Sezzle, Inc.* 631 97,647
StoneCo Ltd., Class A 7,828 89,044
Visa, Inc., Class A 55,155 20,193,900
Walker & Dunlop, Inc. 683 33,938
Waterstone Financial, Inc. 1,649 33,837
38,109,914
Food Products 0 .5%
Alico, Inc. 1,098 41,460
B&G Foods, Inc. 1,518 5,359
Cal-Maine Foods, Inc. 1,393 122,278
Del Monte Corp. 1,694 50,329
Flowers Foods, Inc. 6,193 43,475
J & J Snack Foods Corp. 233 17,824
John B Sanfilippo & Son, Inc. 204 16,883
Marzetti Co. (The) 490 52,366
Mondelez International, Inc.,
Class A 108,471 6,758,828
Seneca Foods Corp., Class A* 307 50,805
Simply Good Foods Co. (The)* 3,082 31,375
Vital Farms, Inc.* 185 2,355
7,193,337
Gas Utilities 0 .1%
Brookfield Infrastructure Corp.,
Class A 3,901 165,012
Chesapeake Utilities Corp. 395 52,448
New Jersey Resources Corp. 3,328 192,658
Northwest Natural Holding Co. 1,449 70,885
ONE Gas, Inc. 1,371 106,458
Southwest Gas Holdings, Inc. 1,707 152,606
Spire, Inc. 1,519 121,308
UGI Corp. 11,683 421,990
1,283,365
Ground Transportation 1 .2%
ArcBest Corp. 837 120,821
Canadian Pacific Kansas City
Ltd. 13,346 1,186,326

58 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Ground Transportation
CSX Corp. 72,291 3,643,466
FTAI Infrastructure, Inc. 4,997 18,639
Heartland Express, Inc. 1,218 14,896
Hertz Global Holdings, Inc.* 2,169 3,438
Old Dominion Freight Line, Inc. 15,570 3,303,020
Proficient Auto Logistics, Inc.* 576 3,940
RXO, Inc.* 4,201 85,070
Uber Technologies, Inc.* 71,701 5,044,882
Union Pacific Corp. 18,201 5,317,058
Werner Enterprises, Inc. 1,330 49,769
18,791,325
Health Care Equipment & Supplies 1 .5%
Abbott Laboratories 79,974 8,453,252
Acme United Corp. 678 38,551
Align Technology, Inc.* 2,663 450,473
Alphatec Holdings, Inc.* 2,063 19,640
AngioDynamics, Inc.* 544 8,046
Anteris Technologies Global
Corp.* 575 4,508
Artivion, Inc.* 397 10,652
AtriCure, Inc.* 944 35,645
Axogen, Inc.* 1,065 44,954
Beta Bionics, Inc.* 997 12,792
Bioventus, Inc., Class A* 498 6,559
Butterfly Network, Inc.* 3,693 26,257
Cerus Corp.* 5,009 10,769
ClearPoint Neuro, Inc.* 967 14,447
CONMED Corp. 1,020 47,226
Delcath Systems, Inc.* 1,179 14,407
Dentsply Sirona, Inc. 4,668 62,411
Edwards Lifesciences Corp.* 70,598 6,076,370
Electromed, Inc.* 854 34,783
Embecta Corp. 1,904 6,931
Enovis Corp.* 1,663 48,476
Establishment Labs Holdings,
Inc.* 732 67,739
Glaukos Corp.* 1,491 248,580
Haemonetics Corp.* 1,570 134,298
ICU Medical, Inc.* 537 90,490
Inspire Medical Systems, Inc.* 1,126 56,536
Integer Holdings Corp.* 728 88,241
Integra LifeSciences Holdings
Corp.* 2,098 34,932
iRadimed Corp. 574 52,154
IRhythm Holdings, Inc.* 685 80,261
Kestra Medical Technologies
Ltd.* 600 13,698
Lantheus Holdings, Inc.* 1,921 191,408
LeMaitre Vascular, Inc. 606 61,400
LivaNova plc* 1,596 127,903
Merit Medical Systems, Inc.* 1,954 166,110
Neogen Corp.* 4,067 48,967
NeuroPace, Inc.* 317 4,086
Novocure Ltd.* 3,054 45,321
Omnicell, Inc.* 1,084 38,341
Procept Biorobotics Corp.* 914 17,019
Pulse Biosciences, Inc.* 560 19,673
QuidelOrtho Corp.* 2,223 37,280
STAAR Surgical Co.* 470 11,449
Strive, Inc., Class A* 1,306 14,510
Stryker Corp. 15,995 5,209,571
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Tactile Systems Technology,
Inc.* 1,320 37,184
Tandem Diabetes Care, Inc.* 2,428 47,346
TransMedics Group, Inc.* 833 63,733
UFP Technologies, Inc.* 207 52,739
Utah Medical Products, Inc. 657 46,332
Varex Imaging Corp.* 1,374 15,375
22,549,825
Health Care Providers & Services 1 .7%
Acadia Healthcare Co., Inc.* 2,535 75,087
AdaptHealth Corp., Class A* 2,359 25,477
Addus HomeCare Corp.* 278 32,103
agilon health, Inc.* 509 46,629
AirSculpt Technologies, Inc.* 1,618 7,783
Alignment Healthcare, Inc.* 5,110 75,884
AMN Healthcare Services,
Inc.* 1,347 45,300
Astrana Health, Inc.* 1,133 40,289
Aveanna Healthcare Holdings,
Inc.* 1,937 18,188
BrightSpring Health Services,
Inc.* 4,253 253,947
Brookdale Senior Living, Inc.* 5,369 78,387
Castle Biosciences, Inc.* 568 15,904
Cigna Group (The) 6,619 1,847,032
Clover Health Investments
Corp., Class A* 10,453 43,589
Concentra Group Holdings
Parent, Inc. 4,185 132,455
CorVel Corp.* 573 34,414
CVS Health Corp. 49,088 5,126,260
GeneDx Holdings Corp., Class
A* 398 25,914
Guardian Pharmacy Services,
Inc., Class A* 352 13,915
HealthEquity, Inc.* 2,447 246,193
Hims & Hers Health, Inc.* 5,875 163,149
Hinge Health, Inc., Class A* 1,174 87,710
Innovage Holding Corp.* 714 8,111
LifeStance Health Group, Inc.* 4,480 46,950
McKesson Corp. 3,309 2,833,133
National HealthCare Corp. 486 109,851
NeoGenomics, Inc.* 3,017 46,130
NRC Health 675 13,169
Nutex Health, Inc.* 179 26,390
Omada Health, Inc.* 696 13,809
Oncology Institute, Inc. (The)* 1,048 5,093
Option Care Health, Inc.* 4,254 97,970
PACS Group, Inc.* 1,179 54,246
Pediatrix Medical Group, Inc.* 3,434 91,035
Pennant Group, Inc. (The)* 625 25,200
Privia Health Group, Inc.* 1,891 44,760
Progyny, Inc.* 2,090 65,062
Quest Diagnostics, Inc. 6,619 1,542,293
RadNet, Inc.* 10,336 659,230
Strata Critical Medical, Inc.* 2,502 12,560
Surgery Partners, Inc.* 1,542 23,747
Talkspace, Inc.* 1,883 9,829
Tenet Healthcare Corp.* 7,128 1,816,072
UnitedHealth Group, Inc. 25,371 10,513,742
US Physical Therapy, Inc. 387 30,596

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Health Care Providers & Services
Viemed Healthcare, Inc.* 3,114 36,340
26,560,927
Health Care REITs 0 .5%
CareTrust REIT, Inc. 6,737 282,550
Diversified Healthcare Trust 2,555 22,740
LTC Properties, Inc. 868 34,928
National Health Investors, Inc. 1,270 97,346
Sabra Health Care REIT, Inc. 7,016 148,529
Universal Health Realty
Income Trust 1,227 53,276
Ventas, Inc. 27,026 2,527,201
Welltower, Inc. 17,239 4,041,511
7,208,081
Health Care Technology 0 .0%
†
Certara, Inc.* 5,091 41,237
Claritev Corp.* 496 11,264
Evolent Health, Inc., Class A* 4,580 14,152
HealthStream, Inc. 1,848 51,818
HeartFlow, Inc.* 1,959 49,426
Phreesia, Inc.* 1,204 12,919
Teladoc Health, Inc.* 4,521 30,336
Waystar Holding Corp.* 11,785 248,781
459,933
Hotel & Resort REITs 0 .1%
Apple Hospitality REIT, Inc. 7,657 126,417
Braemar Hotels & Resorts, Inc. 4,661 10,580
DiamondRock Hospitality Co. 7,982 105,682
Park Hotels & Resorts, Inc. 4,593 69,171
RLJ Lodging Trust 4,712 57,722
Ryman Hospitality Properties,
Inc. 1,791 239,367
Service Properties Trust 3,530 28,346
Summit Hotel Properties, Inc. 2,289 15,748
Xenia Hotels & Resorts, Inc. 2,869 59,044
712,077
Hotels, Restaurants & Leisure 1 .9%
Accel Entertainment, Inc.,
Class A* 3,836 46,109
Biglari Holdings, Inc., Class B* 45 17,887
BJ's Restaurants, Inc.* 457 30,898
Bloomin' Brands, Inc. 3,028 26,222
Booking Holdings, Inc. 20,019 3,861,665
Brinker International, Inc.* 16,476 3,520,921
Cheesecake Factory, Inc.
(The) 1,243 126,065
Cracker Barrel Old Country
Store, Inc. 1,009 56,898
Dave & Buster's
Entertainment, Inc.* 472 5,117
Dine Brands Global, Inc. 521 18,725
DoorDash, Inc., Class A* 8,341 1,636,171
DraftKings, Inc., Class A* 305,558 7,174,502
El Pollo Loco Holdings, Inc.* 1,073 17,662
First Watch Restaurant Group,
Inc.* 1,080 13,878
Genius Sports Ltd.* 4,480 31,046
Hilton Grand Vacations, Inc.* 599 27,638
Kura Sushi USA, Inc., Class A* 588 27,089
Life Time Group Holdings,
Inc.* 3,647 164,480
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Lindblad Expeditions Holdings,
Inc.* 1,331 39,371
Marriott Vacations Worldwide
Corp. 327 31,886
Monarch Casino & Resort, Inc. 544 66,776
Navan, Inc., Class A* 3,158 84,066
Papa John's International, Inc. 261 7,804
Penn Entertainment, Inc.* 4,606 94,561
Pursuit Attractions and
Hospitality, Inc.* 358 18,090
RCI Hospitality Holdings, Inc. 595 14,929
Red Rock Resorts, Inc., Class
A 1,510 97,304
Rush Street Interactive, Inc.* 3,030 81,537
Sabre Corp.* 10,191 18,853
Serve Robotics, Inc.* 5,558 26,567
Shake Shack, Inc., Class A* 1,069 67,080
SHARPLINK, Inc.* 6,854 41,946
Six Flags Entertainment Corp.* 2,465 42,718
Super Group SGHC Ltd. 4,904 68,656
Sweetgreen, Inc., Class A* 1,125 7,256
Target Hospitality Corp.* 954 14,501
United Parks & Resorts, Inc.* 315 14,058
Wendy's Co. (The) 4,304 31,677
Wynn Resorts Ltd. 47,037 4,671,244
Yum! Brands, Inc. 40,263 6,171,513
28,515,366
Household Durables 0 .2%
Cavco Industries, Inc.* 243 132,928
Century Communities, Inc. 448 30,088
Champion Homes, Inc.* 1,168 92,985
Ethan Allen Interiors, Inc. 718 16,083
Flexsteel Industries, Inc. 302 22,357
GoPro, Inc., Class A* 21,232 15,903
Green Brick Partners, Inc.* 986 69,740
Hamilton Beach Brands
Holding Co., Class A 804 18,484
Helen of Troy Ltd.* 576 15,915
Hovnanian Enterprises, Inc.,
Class A* 144 17,842
Installed Building Products,
Inc. 696 155,166
KB Home 1,520 83,554
La-Z-Boy, Inc. 1,302 51,273
Legacy Housing Corp.* 621 16,308
Leggett & Platt, Inc. 1,170 11,466
LGI Homes, Inc.* 102 5,566
Lovesac Co. (The)* 347 5,583
M/I Homes, Inc.* 820 119,827
Meritage Homes Corp. 1,227 86,135
Newell Brands, Inc. 8,084 45,270
Sonos, Inc.* 3,073 45,050
Toll Brothers, Inc. 11,835 1,726,608
2,784,131
Household Products 0 .5%
Central Garden & Pet Co.,
Class A* 1,367 51,823
Church & Dwight Co., Inc. 38,259 3,780,372
Colgate-Palmolive Co. 35,606 3,250,828
Energizer Holdings, Inc. 726 15,224
Oil-Dri Corp. of America 338 33,533

60 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Household Products
Spectrum Brands Holdings,
Inc. 1,032 91,611
WD-40 Co. 266 60,419
7,283,810
Independent Power and Renewable Electricity Producers
0 .2%
Ormat Technologies, Inc. 1,675 163,446
Talen Energy Corp.* 2,690 898,729
Vistra Corp. 10,708 1,586,819
2,648,994
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 1,388 41,126
Industrial REITs 0 .3%
EastGroup Properties, Inc. 4,172 871,990
Industrial Logistics Properties
Trust 1,138 9,798
Innovative Industrial
Properties, Inc. 901 52,988
LXP Industrial Trust 2,229 134,922
One Liberty Properties, Inc. 830 20,177
Prologis, Inc. 22,243 3,216,560
Terreno Realty Corp. 1,857 133,054
4,439,489
Insurance 3 .3%
Abacus Global Management,
Inc. 3,267 33,683
Accelerant Holdings, Class A* 1,332 15,824
American Integrity Insurance
Group, Inc. 671 13,615
Aon plc, Class A 67,289 24,261,049
Baldwin Insurance Group, Inc.
(The), Class A* 2,073 57,505
Brown & Brown, Inc. 30,335 2,135,584
CNO Financial Group, Inc. 3,343 184,166
Employers Holdings, Inc. 536 27,095
Genworth Financial, Inc.,
Class A* 7,936 78,011
Goosehead Insurance, Inc.,
Class A* 454 28,148
Greenlight Capital Re Ltd.,
Class A* 1,586 26,407
Hamilton Insurance Group
Ltd., Class B 1,850 66,526
HCI Group, Inc. 332 58,103
Heritage Insurance Holdings,
Inc.* 265 7,783
Horace Mann Educators Corp. 1,504 78,373
Investors Title Co. 130 37,608
Kemper Corp. 2,995 84,998
Kingstone Cos., Inc. 870 17,374
Lemonade, Inc.* 1,742 84,156
Marsh & McLennan Cos., Inc. 18,907 3,586,469
Mercury General Corp. 1,051 112,583
MetLife, Inc. 16,682 1,603,641
Neptune Insurance Holdings,
Inc., Class A* 489 15,506
Oscar Health, Inc., Class A* 5,949 185,728
Palomar Holdings, Inc.* 502 67,163
Root, Inc., Class A* 275 14,891
Common Stocks
Shares Value ($)
Insurance
Ryan Specialty Holdings, Inc.,
Class A 281,290 12,421,766
Safety Insurance Group, Inc. 869 89,846
Selective Insurance Group,
Inc. 1,584 150,147
SiriusPoint Ltd.* 1,859 43,965
Skyward Specialty Insurance
Group, Inc.* 853 51,137
Slide Insurance Holdings, Inc.* 826 16,495
Stewart Information Services
Corp. 616 41,635
Trupanion, Inc.* 489 11,976
United Fire Group, Inc. 390 20,030
Universal Insurance Holdings,
Inc. 1,507 65,871
Unum Group 66,186 5,699,277
51,494,134
Interactive Media & Services 8 .6%
Alphabet, Inc., Class A 184,769 65,801,784
Alphabet, Inc., Class C 106,449 37,965,036
Bumble, Inc., Class A* 4,069 11,597
Cargurus, Inc., Class A* 2,562 92,847
Cars.com, Inc.* 738 8,745
MediaAlpha, Inc., Class A* 1,130 13,989
Meta Platforms, Inc., Class A 50,742 28,248,579
QuinStreet, Inc.* 900 13,950
RUM Group, Inc.* 2,546 14,869
Shutterstock, Inc. 1,461 7,889
Taboola.com Ltd.* 9,544 47,815
TripAdvisor, Inc.* 1,673 23,698
Trump Media & Technology
Group Corp., Class A* 1,874 18,478
Yelp, Inc., Class A* 2,028 53,600
Ziff Davis, Inc.* 1,534 81,425
ZoomInfo Technologies, Inc.,
Class A* 5,720 18,876
132,423,177
IT Services 0 .5%
Backblaze, Inc., Class A* 1,028 14,104
BigBear.ai Holdings, Inc.* 12,849 35,849
Crexendo, Inc.* 2,048 14,090
DXC Technology Co.* 3,368 37,856
Everforth, Inc.* 894 25,425
Fastly, Inc., Class A* 3,203 72,580
Globant SA* 1,034 37,844
Hackett Group, Inc. (The) 1,326 14,215
Information Services Group,
Inc. 5,930 24,669
Rackspace Technology, Inc.* 4,636 19,147
Snowflake, Inc., Class A* 24,820 7,279,210
Whitefiber, Inc.* 683 16,187
Wix.com Ltd.* 5,882 323,687
7,914,863
Leisure Products 0 .0%
†
Acushnet Holdings Corp. 772 78,180
Callaway Golf Co.* 1,992 36,772
Escalade, Inc. 1,422 28,241
Funko, Inc., Class A* 1,773 10,337
Latham Group, Inc.* 2,439 13,073

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Leisure Products
MasterCraft Boat Holdings,
Inc.* 604 14,448
Peloton Interactive, Inc., Class
A* 9,272 59,248
Polaris, Inc. 1,395 93,577
Smith & Wesson Brands, Inc. 1,990 28,954
Sturm Ruger & Co., Inc. 428 15,909
378,739
Life Sciences Tools & Services 1 .0%
10X Genomics, Inc., Class A* 3,345 158,118
Adaptive Biotechnologies
Corp.* 4,388 99,037
Azenta, Inc.* 768 21,604
BioLife Solutions, Inc.* 723 22,615
Cytek Biosciences, Inc.* 1,682 7,098
Danaher Corp. 23,165 4,516,712
Fortrea Holdings, Inc.* 3,345 64,124
Ginkgo Bioworks Holdings,
Inc.* 1,346 10,889
Maravai LifeSciences
Holdings, Inc., Class A* 3,533 23,212
Mesa Laboratories, Inc. 260 26,211
Pacific Biosciences of
California, Inc.* 8,085 11,319
Personalis, Inc.* 3,082 39,018
Thermo Fisher Scientific, Inc. 11,583 6,652,117
Waters Corp.* 9,204 3,472,761
15,124,835
Machinery 2 .0%
3D Systems Corp.* 4,835 12,764
Alamo Group, Inc. 331 52,655
Albany International Corp.,
Class A 433 32,263
Astec Industries, Inc. 811 41,085
Atmus Filtration Technologies,
Inc. 2,350 121,331
Blue Bird Corp.* 1,206 89,714
Caterpillar, Inc. 11,583 9,437,944
CECO Environmental Corp.* 1,219 80,320
Columbus McKinnon Corp. 1,741 33,375
Deere & Co. 7,497 4,443,247
Douglas Dynamics, Inc. 1,502 66,283
Enerpac Tool Group Corp.,
Class A 2,299 82,166
Enpro, Inc. 605 189,922
ESCO Technologies, Inc. 766 241,512
Federal Signal Corp. 1,605 200,545
Franklin Electric Co., Inc. 1,248 130,691
Gorman-Rupp Co. (The) 1,042 84,600
Greenbrier Cos., Inc. (The) 548 26,989
Helios Technologies, Inc. 797 62,094
Hillman Solutions Corp.* 1,770 13,930
ITT, Inc. 38,608 7,566,396
JBT Marel Corp. 1,049 145,255
Kadant, Inc. 265 81,488
Kennametal, Inc. 2,282 77,520
L B Foster Co., Class A* 845 34,755
Lindsay Corp. 364 40,338
Luxfer Holdings plc 2,762 47,037
Microvast Holdings, Inc.* 3,729 3,010
Common Stocks
Shares Value ($)
Machinery
Mueller Water Products, Inc.,
Class A 4,293 108,355
Omega Flex, Inc. 327 9,633
Palladyne AI Corp.* 2,120 11,088
Parker-Hannifin Corp. 7,170 7,001,720
Proto Labs, Inc.* 401 30,095
Richtech Robotics, Inc., Class
B* 12,828 18,216
Standex International Corp. 241 71,456
Tennant Co. 226 18,991
Terex Corp. 3,035 190,719
Trinity Industries, Inc. 1,504 46,985
Velo3D, Inc.* 2,086 21,131
Worthington Enterprises, Inc. 374 21,023
30,988,641
Marine Transportation 0 .0%
†
Costamare, Inc. 1,104 17,200
Himalaya Shipping Ltd. 1,152 18,098
Matson, Inc. 814 164,908
Pangaea Logistics Solutions
Ltd. 2,424 18,447
Safe Bulkers, Inc. 4,293 33,528
252,181
Media 0 .6%
AMC Global Media, Inc., Class
A* 3,426 38,371
Cable One, Inc.* 372 14,876
Clear Channel Outdoor
Holdings, Inc.* 6,693 16,197
DoubleVerify Holdings, Inc.* 4,308 48,465
EchoStar Corp., Class A* 100,547 8,454,997
Entravision Communications
Corp., Class A 1,657 18,591
iHeartMedia, Inc., Class A* 1,174 4,215
John Wiley & Sons, Inc., Class
A 2,076 108,367
Magnite, Inc.* 2,516 48,559
MNTN, Inc., Class A* 1,490 13,738
National CineMedia, Inc. 1,904 7,635
Nexxen International Ltd.* 2,364 24,302
Optimum Communications,
Inc., Class A* 11,968 9,122
PubMatic, Inc., Class A* 543 6,842
USA TODAY Co., Inc.* 4,082 35,473
8,849,750
Metals & Mining 0 .8%
Agnico Eagle Mines Ltd. 6,395 929,002
Alpha Metallurgical Resources,
Inc.* 212 29,078
American Battery Technology
Co.* 5,758 12,034
Caledonia Mining Corp. plc 1,484 27,291
Century Aluminum Co.* 1,933 86,540
Commercial Metals Co. 3,334 229,112
Compass Minerals
International, Inc.* 1,889 55,423
Constellium SE, Class A* 4,455 123,760
Contango Silver & Gold, Inc.* 598 9,209
Critical Metals Corp.* 2,680 14,713
Ferroglobe plc 2,910 9,254

62 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Metals & Mining
Hycroft Mining Holding Corp.,
Class A* 1,371 26,776
Idaho Strategic Resources,
Inc.* 253 7,102
Ivanhoe Electric, Inc.* 2,425 22,189
Kaiser Aluminum Corp. 587 93,732
Materion Corp. 671 141,474
NioCorp Developments Ltd.* 1,424 6,059
Novagold Resources, Inc.* 5,815 33,901
Nucor Corp. 12,234 3,147,686
Perpetua Resources Corp.* 1,639 30,174
Ramaco Resources, Inc.,
Class A* 271 2,485
REalloys, Inc.* 2,398 21,054
Royal Gold, Inc. 11,788 2,338,150
Ryerson Holding Corp. 632 17,563
Southern Copper Corp. 10,144 1,853,410
SSR Mining, Inc.* 6,017 154,156
Steel Dynamics, Inc. 13,283 3,337,487
SunCoke Energy, Inc. 1,258 10,668
United States Antimony Corp.* 5,113 25,923
USA Rare Earth, Inc.* 5,018 75,019
Vox Royalty Corp. 1,070 4,654
Warrior Met Coal, Inc. 1,245 98,865
Worthington Steel, Inc. 554 19,950
12,993,893
Mortgage Real Estate Investment Trusts (REITs) 0 .0%
†
Apollo Commercial Real
Estate Finance, Inc. 4,010 26,546
Arbor Realty Trust, Inc. 7,111 35,626
ARMOUR Residential REIT,
Inc. 2,229 36,712
Blackstone Mortgage Trust,
Inc., Class A 5,566 80,930
BrightSpire Capital, Inc., Class
A 4,106 20,571
Chicago Atlantic Real Estate
Finance, Inc. 1,271 12,405
Chimera Investment Corp. 567 7,076
Claros Mortgage Trust, Inc.* 5,778 10,227
Dynex Capital, Inc. 5,339 67,859
Franklin BSP Realty Trust, Inc. 5,656 42,929
Invesco Mortgage Capital, Inc. 2,052 15,205
KKR Real Estate Finance
Trust, Inc. 1,709 11,895
Ladder Capital Corp., Class A 5,464 52,236
MFA Financial, Inc. 920 8,381
Orchid Island Capital, Inc. 6,921 44,917
Ready Capital Corp. 17,980 25,711
TPG RE Finance Trust, Inc. 4,972 39,627
Two Harbors Investment Corp. 2,174 26,284
565,137
Multi-Utilities 0 .5%
Avista Corp. 2,768 111,966
Black Hills Corp. 2,046 145,696
CenterPoint Energy, Inc. 56,258 2,365,086
DTE Energy Co. 9,704 1,376,707
NiSource, Inc. 39,968 1,775,778
Northwestern Energy Group,
Inc. 1,442 99,123
Common Stocks
Shares Value ($)
Multi-Utilities
Sempra 27,577 2,441,943
8,316,299
Office REITs 0 .0%
†
Brandywine Realty Trust 14,206 43,186
COPT Defense Properties 3,721 141,249
Douglas Emmett, Inc. 1,840 21,749
Easterly Government
Properties, Inc., Class A 2,332 56,808
Empire State Realty Trust,
Inc., Class A 3,688 18,661
Hudson Pacific Properties,
Inc.* 3,392 46,708
JBG SMITH Properties 727 10,214
NET Lease Office Properties 3,632 42,494
Piedmont Realty Trust, Inc.,
Class A* 5,943 57,588
Postal Realty Trust, Inc., Class
A 2,415 55,642
494,299
Oil, Gas & Consumable Fuels 3 .3%
California Resources Corp. 2,151 113,186
Calumet, Inc.* 734 32,435
Centrus Energy Corp., Class
A* 426 75,372
Cheniere Energy, Inc. 7,229 1,905,347
Chevron Corp. 47,579 9,364,975
Clean Energy Fuels Corp.* 4,514 8,757
CNX Resources Corp.* 3,668 131,314
Comstock Resources, Inc.* 3,041 40,324
ConocoPhillips 51,846 6,246,406
Crescent Energy Co., Class A 4,627 53,072
CVR Energy, Inc. 401 14,284
Delek US Holdings, Inc. 1,471 99,837
Devon Energy Corp. 67,842 3,061,709
DHT Holdings, Inc. 5,034 93,481
Diamondback Energy, Inc. 16,126 3,272,772
Diversified Energy Co. 3,149 42,386
Dorian LPG Ltd. 1,149 54,486
DT Midstream, Inc. 8,251 1,138,638
Encore Energy Corp.* 4,158 4,532
Energy Fuels, Inc.* 6,333 72,449
Epsilon Energy Ltd. 2,942 16,475
EQT Corp. 51,716 2,755,946
Excelerate Energy, Inc., Class
A 952 37,385
ExxonMobil Holdings Corp.* 63,075 9,804,378
FLEX LNG Ltd. 1,611 50,279
FutureFuel Corp. 3,565 17,647
Golar LNG Ltd. 1,645 80,852
Granite Ridge Resources, Inc. 7,364 34,979
Green Plains, Inc.* 1,844 31,071
Gulfport Energy Corp.* 491 79,233
HighPeak Energy, Inc. 2,609 18,654
International Seaways, Inc. 1,063 102,239
Kinetik Holdings, Inc., Class A 722 36,511
Kolibri Global Energy, Inc.* 3,561 18,482
Kosmos Energy Ltd.* 19,524 52,520
Lightbridge Corp.* 1,595 13,143
Magnolia Oil & Gas Corp.,
Class A 5,737 147,498
Murphy Oil Corp. 3,822 151,886

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Navigator Holdings Ltd. 2,437 54,467
New Era Energy & Digital,
Inc.* 2,480 11,557
New Fortress Energy, Inc.* 9,139 2,947
NextDecade Corp.* 5,299 35,609
Nordic American Tankers Ltd. 2,743 17,912
Northern Oil & Gas, Inc. 4,874 103,085
Par Pacific Holdings, Inc.* 1,518 130,594
PBF Energy, Inc., Class A 1,986 143,548
Phillips 66 25,923 5,487,381
PrimeEnergy Resources
Corp.* 130 23,933
REX American Resources
Corp.* 569 24,490
Riley Exploration Permian, Inc. 1,304 44,688
Sable Offshore Corp.* 3,545 18,753
SandRidge Energy, Inc. 1,632 22,717
Scorpio Tankers, Inc. 1,393 108,459
SFL Corp. Ltd. 2,835 34,984
SM Energy Co. 5,875 191,055
Talos Energy, Inc.* 3,970 60,265
Targa Resources Corp. 9,061 2,449,823
Teekay Corp. Ltd. 2,765 32,212
Teekay Tankers Ltd., Class A 533 42,304
Uranium Energy Corp.* 12,397 119,011
VAALCO Energy, Inc. 3,291 17,541
Vitesse Energy, Inc. 2,673 41,699
W&T Offshore, Inc. 1,964 7,051
Williams Cos., Inc. (The) 41,973 3,002,748
World Kinect Corp. 1,485 59,192
51,562,965
Paper & Forest Products 0 .0%
†
Sylvamo Corp. 959 35,876
Passenger Airlines 0 .0%
†
Allegiant Travel Co.* 593 58,162
Frontier Group Holdings, Inc.* 3,055 20,621
JetBlue Airways Corp.* 8,533 51,454
Joby Aviation, Inc.* 19,274 137,809
SkyWest, Inc.* 975 104,296
372,342
Personal Care Products 0 .0%
†
BellRing Brands, Inc.* 5,161 63,945
Herbalife Ltd.* 4,855 60,299
Interparfums, Inc. 444 55,300
Nature's Sunshine Products,
Inc.* 1,180 23,777
Oddity Tech Ltd., Class A* 1,091 15,470
218,791
Pharmaceuticals 4 .1%
Alto Neuroscience, Inc.* 601 16,269
Alumis, Inc.* 1,723 48,675
Amneal Pharmaceuticals, Inc.* 6,020 110,286
Amphastar Pharmaceuticals,
Inc.* 746 14,875
Amylyx Pharmaceuticals, Inc.* 1,899 38,569
ANI Pharmaceuticals, Inc.* 393 31,141
Aquestive Therapeutics, Inc.* 2,301 8,502
Arvinas, Inc.* 2,454 19,706
AstraZeneca plc 10,708 1,816,505
AtaiBeckley, Inc.* 9,526 68,397
Common Stocks
Shares Value ($)
Pharmaceuticals
Atea Pharmaceuticals, Inc.* 5,800 27,260
BioAge Labs, Inc.* 672 6,075
Bristol-Myers Squibb Co. 53,940 3,522,821
Collegium Pharmaceutical,
Inc.* 1,817 64,304
CorMedix, Inc.* 1,457 10,971
Crinetics Pharmaceuticals,
Inc.* 2,616 218,488
Definium Therapeutics, Inc.* 3,271 142,354
Edgewise Therapeutics, Inc.* 1,730 66,484
Eli Lilly & Co. 18,201 20,910,037
Enliven Therapeutics, Inc.* 1,108 60,730
Eton Pharmaceuticals, Inc.* 838 38,900
EyePoint, Inc.* 2,088 25,578
Fulcrum Therapeutics, Inc.* 1,658 5,936
Harmony Biosciences
Holdings, Inc.* 1,543 54,375
Harrow, Inc.* 923 35,785
Indivior Pharmaceuticals, Inc.* 3,256 130,273
Innoviva, Inc.* 2,961 62,092
Johnson & Johnson 67,289 17,249,535
LB Pharmaceuticals, Inc.* 565 22,645
LENZ Therapeutics, Inc.* 1,006 5,332
Lexicon Pharmaceuticals, Inc.* 6,977 16,117
Ligand Pharmaceuticals, Inc.* 459 131,981
Liquidia Corp.* 1,873 157,538
Maze Therapeutics, Inc.* 198 5,330
MBX Biosciences, Inc.* 652 42,986
Merck & Co., Inc. 87,696 11,418,019
Nektar Therapeutics* 723 51,095
Neumora Therapeutics, Inc.* 10,092 16,248
Nuvation Bio, Inc.* 6,658 42,145
Ocular Therapeutix, Inc.* 3,755 30,678
Omeros Corp.* 809 9,579
Pacira BioSciences, Inc.* 2,283 60,294
Perrigo Co. plc 6,329 63,986
Pfizer, Inc. 234,960 5,876,350
Phathom Pharmaceuticals,
Inc.* 507 4,436
Phibro Animal Health Corp.,
Class A 708 25,722
Prestige Consumer
Healthcare, Inc.* 2,055 103,202
Rapport Therapeutics, Inc.* 419 17,171
Relmada Therapeutics, Inc.* 2,546 13,519
Septerna, Inc.* 515 17,742
SIGA Technologies, Inc. 6,753 22,082
Supernus Pharmaceuticals,
Inc.* 1,237 55,207
Tarsus Pharmaceuticals, Inc.* 685 40,442
Theravance Biopharma, Inc.* 773 13,033
Trevi Therapeutics, Inc.* 1,753 31,992
VeraDermics, Inc.* 515 54,075
WaVe Life Sciences Ltd.* 1,989 10,959
Xeris Biopharma Holdings,
Inc.* 4,711 38,065
63,202,893
Professional Services 0 .8%
Barrett Business Services, Inc. 315 12,298
BlackSky Technology, Inc.* 2,087 48,105

64 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Professional Services
CACI International, Inc., Class
A* 6,117 3,044,737
CBIZ, Inc.* 915 50,398
Concentrix Corp. 2,054 50,528
CRA International, Inc. 196 35,090
Exponent, Inc. 1,409 94,192
First Advantage Corp.* 1,813 35,970
Huron Consulting Group, Inc.* 390 59,190
ICF International, Inc. 590 47,743
Innodata, Inc.* 1,032 64,841
Insperity, Inc. 516 26,115
Jacobs Solutions, Inc. 18,201 2,455,861
Kelly Services, Inc., Class A 1,611 23,907
Kforce, Inc. 357 20,267
Korn Ferry 1,843 151,624
Legalzoom.com, Inc.* 1,296 10,200
ManpowerGroup, Inc. 426 22,331
Maximus, Inc. 1,987 119,717
Resolute Holdings
Management, Inc.* 111 13,737
Spire Global, Inc.* 1,635 18,737
TIC Solutions, Inc.* 995 7,273
TransUnion 33,644 2,645,091
TriNet Group, Inc. 853 56,153
Upwork, Inc.* 3,607 33,040
Verisk Analytics, Inc., Class A 18,039 3,514,899
Verra Mobility Corp., Class A* 3,025 16,002
Willdan Group, Inc.* 536 36,732
12,714,778
Real Estate Management & Development 0 .0%
†
AGNT, Inc. 346 1,401
Compass, Inc., Class A* 14,895 169,654
Cushman & Wakefield Ltd.* 7,311 98,114
Forestar Group, Inc.* 471 13,259
Marcus & Millichap, Inc. 1,062 32,656
Newmark Group, Inc., Class A 4,556 68,317
Opendoor Technologies, Inc.* 24,473 92,263
RE/MAX Holdings, Inc., Class
A* 1,915 17,350
Real Brokerage, Inc. (The)* 9,785 15,656
RMR Group, Inc. (The), Class
A 1,543 29,379
St Joe Co. (The) 1,211 75,373
613,422
Residential REITs 0 .2%
Centerspace 548 30,052
Essex Property Trust, Inc. 3,680 1,045,635
Independence Realty Trust,
Inc. 5,719 95,107
NexPoint Residential Trust,
Inc. 1,109 28,956
Sun Communities, Inc. 12,962 1,600,548
UDR, Inc. 25,923 989,222
3,789,520
Retail REITs 0 .3%
Acadia Realty Trust 941 21,144
Alexander's, Inc. 156 39,780
CBL & Associates Properties,
Inc. 1,880 110,375
Curbline Properties Corp. 980 30,027
Common Stocks
Shares Value ($)
Retail REITs
Getty Realty Corp. 2,372 80,980
InvenTrust Properties Corp. 1,025 36,295
Kite Realty Group Trust 6,761 193,500
Macerich Co. (The) 5,811 150,156
NETSTREIT Corp. 2,092 44,874
Phillips Edison & Co., Inc. 2,990 127,045
Realty Income Corp. 18,907 1,207,590
Regency Centers Corp. 18,907 1,518,043
Tanger, Inc. 3,533 143,652
Urban Edge Properties 4,439 100,588
3,804,049
Semiconductors & Semiconductor Equipment 14 .9%
ACM Research, Inc., Class A* 1,366 107,190
Advanced Micro Devices, Inc.* 35,851 17,070,454
Aehr Test Systems* 1,181 94,456
Ambarella, Inc.* 840 72,240
Ambiq Micro, Inc.* 414 26,326
Analog Devices, Inc. 30,887 11,348,193
ASML Holding NV
(Registered), ADR-NL 2,780 4,528,620
Atomera, Inc.* 4,336 22,374
Axcelis Technologies, Inc.* 868 113,170
AXT, Inc.* 2,024 122,310
Blaize Holdings, Inc.* 13,034 10,301
Broadcom, Inc. 67,840 26,408,755
Canadian Solar, Inc.* 1,043 15,728
CEVA, Inc.* 336 10,970
Cohu, Inc.* 747 35,849
Diodes, Inc.* 1,045 86,024
Everspin Technologies, Inc.* 873 12,685
Ichor Holdings Ltd.* 806 60,668
Impinj, Inc.* 677 102,471
indie Semiconductor, Inc.,
Class A* 5,114 16,518
Intel Corp.* 91,005 8,208,651
Kopin Corp.* 7,113 25,038
Kulicke & Soffa Industries, Inc. 1,580 140,936
Lam Research Corp. 62,876 18,423,926
MaxLinear, Inc., Class A* 2,184 145,935
Micron Technology, Inc. 23,717 19,519,803
Navitas Semiconductor Corp.,
Class A* 7,293 79,202
NVE Corp. 598 69,529
NVIDIA Corp. 517,904 103,969,228
Penguin Solutions, Inc.* 1,370 72,103
Photronics, Inc.* 2,219 67,213
Power Integrations, Inc. 1,541 93,554
QUALCOMM, Inc. 28,681 4,233,602
Rigetti Computing, Inc.* 9,522 142,354
Silicon Laboratories, Inc.* 708 153,990
SkyWater Technology, Inc.*∞ 458 14,867
Synaptics, Inc.* 925 99,271
T1 Energy, Inc.* 3,735 15,575
Texas Instruments, Inc. 51,846 14,296,016
Ultra Clean Holdings, Inc.* 1,126 93,807
Veeco Instruments, Inc.* 841 42,050
Wolfspeed, Inc.* 1,173 27,706
230,199,658
Software 7 .5%
8x8, Inc.* 4,340 8,246
A10 Networks, Inc. 3,180 94,033

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Software
ACI Worldwide, Inc.* 2,870 164,537
Adeia, Inc. 4,045 107,799
Agilysys, Inc.* 529 55,630
Alarm.com Holdings, Inc.* 922 50,480
Appian Corp., Class A* 522 14,073
Arteris, Inc.* 959 28,655
Asana, Inc., Class A* 1,927 16,033
Autodesk, Inc.* 11,678 2,734,988
AvePoint, Inc.* 1,009 13,147
Bit Digital, Inc.* 6,974 9,136
Bitdeer Technologies Group,
Class A* 3,889 40,912
Blackbaud, Inc.* 1,255 53,714
BlackLine, Inc.* 1,184 37,178
Box, Inc., Class A* 4,011 126,547
Braze, Inc., Class A* 1,589 39,598
C3.ai, Inc., Class A* 2,063 18,938
Cerence, Inc.* 1,057 9,006
Check Point Software
Technologies Ltd.* 11,734 1,491,743
Cipher Digital, Inc.* 9,520 212,486
Cleanspark, Inc.* 6,397 88,023
Clear Secure, Inc., Class A 3,042 168,040
Commvault Systems, Inc.* 1,118 131,700
Consensus Cloud Solutions,
Inc.* 1,336 48,630
Core Scientific, Inc.* 7,758 160,746
Crowdstrike Holdings, Inc.,
Class A* 35,299 6,737,167
Daily Journal Corp.* 26 15,265
Digital Turbine, Inc.* 3,325 26,800
Domo, Inc., Class B* 2,149 7,930
D-Wave Quantum, Inc.* 9,934 179,607
eGain Corp.* 1,329 9,064
Five9, Inc.* 2,184 60,082
Freshworks, Inc., Class A* 4,297 48,792
Hut 8 Corp.* 2,655 285,758
Intapp, Inc.* 786 25,694
InterDigital, Inc. 772 235,325
Intuit, Inc. 8,897 2,812,075
JFrog Ltd.* 2,830 225,806
Keel Infrastructure Corp.* 15,590 61,892
Life360, Inc.* 176 9,513
LiveRamp Holdings, Inc.* 2,636 99,825
MARA Holdings, Inc.* 10,157 114,977
Microsoft Corp. 169,325 78,688,714
Mitek Systems, Inc.* 2,283 38,126
nCino, Inc.* 2,996 55,306
NCR Voyix Corp.* 1,642 13,579
NextNav, Inc.* 2,397 31,425
OneSpan, Inc. 3,682 56,997
Ooma, Inc.* 981 21,337
Oracle Corp. 55,155 7,162,980
PagerDuty, Inc.* 2,075 21,953
PAR Technology Corp.* 339 5,746
Porch Group, Inc.* 1,960 28,322
Progress Software Corp.* 1,429 58,003
Q2 Holdings, Inc.* 1,099 66,896
Qualys, Inc.* 1,071 155,027
Rapid7, Inc.* 926 8,936
Red Violet, Inc.* 758 52,590
ReposiTrak, Inc. 3,138 26,485
Common Stocks
Shares Value ($)
Software
Riot Platforms, Inc.* 9,950 200,692
Salesforce, Inc. 27,804 5,116,492
ServiceNow, Inc.* 41,150 4,577,115
ServiceTitan, Inc., Class A* 1,105 91,781
SoundHound AI, Inc., Class A* 8,616 52,816
Sprinklr, Inc., Class A* 6,338 40,310
Sprout Social, Inc., Class A* 2,611 22,402
SPS Commerce, Inc.* 913 67,005
Tenable Holdings, Inc.* 2,844 92,828
Teradata Corp.* 2,896 89,747
Thryv Holdings, Inc.* 1,101 4,459
Trimble, Inc.* 24,468 1,384,399
Varonis Systems, Inc., Class
B* 2,294 91,645
Vertex, Inc., Class A* 826 10,664
Viant Technology, Inc., Class
A* 679 7,992
Workiva, Inc., Class A* 794 47,481
Zeta Global Holdings Corp.,
Class A* 6,309 136,274
115,406,114
Specialized REITs 0 .1%
Farmland Partners, Inc. 1,203 11,248
Four Corners Property Trust,
Inc. 3,600 92,160
Outfront Media, Inc. 4,886 155,717
Public Storage 4,455 1,444,177
Smartstop Self Storage REIT,
Inc. 659 22,103
1,725,405
Specialty Retail 2 .3%
Abercrombie & Fitch Co.,
Class A* 1,014 100,934
Academy Sports & Outdoors,
Inc. 1,481 70,273
Advance Auto Parts, Inc. 816 45,321
American Eagle Outfitters, Inc. 4,915 84,440
Asbury Automotive Group,
Inc.* 322 74,607
Bed Bath & Beyond, Inc.* 863 4,358
Boot Barn Holdings, Inc.* 866 129,025
Buckle, Inc. (The) 1,646 72,045
Build-A-Bear Workshop, Inc. 135 4,579
Caleres, Inc. 893 11,466
Camping World Holdings, Inc.,
Class A 4,429 27,416
Chewy, Inc., Class A* 78,090 1,764,834
Citi Trends, Inc.* 215 14,334
Designer Brands, Inc., Class A 1,202 7,260
Envela Corp.* 404 8,759
Floor & Decor Holdings, Inc.,
Class A* 33,093 1,905,164
Genesco, Inc.* 430 16,435
Group 1 Automotive, Inc. 280 80,296
Haverty Furniture Cos., Inc. 1,280 31,539
Home Depot, Inc. (The) 33,644 11,168,462
Lands' End, Inc.* 1,406 16,900
Monro, Inc. 2,927 35,856
National Vision Holdings, Inc.* 3,146 69,338
O'Reilly Automotive, Inc.* 59,016 5,273,080
Outdoor Holding Co.* 2,253 4,821

66 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Specialty Retail
RealReal, Inc. (The)* 4,150 50,173
Revolve Group, Inc., Class A* 679 17,050
RH* 192 31,780
Sally Beauty Holdings, Inc.* 2,627 39,326
Signet Jewelers Ltd. 992 92,157
Sonic Automotive, Inc., Class
A 394 36,083
Stitch Fix, Inc., Class A* 10,632 42,741
ThredUp, Inc., Class A* 3,857 22,293
TJX Cos., Inc. (The) 42,469 6,682,072
Ulta Beauty, Inc.* 4,988 2,557,996
Urban Outfitters, Inc.* 1,706 126,551
Valvoline, Inc.* 55,155 2,118,504
Victoria's Secret & Co.* 1,857 164,679
Warby Parker, Inc., Class A* 71,173 1,899,607
Winmark Corp. 41 13,673
Zumiez, Inc.* 898 17,664
34,933,891
Technology Hardware, Storage & Peripherals 6 .9%
Apple, Inc. 311,073 96,093,560
Diebold Nixdorf, Inc.* 1,041 76,607
Eastman Kodak Co.* 1,212 10,181
GPGI, Inc. 3,659 48,299
Infleqtion, Inc.* 3,723 36,597
Quantum Computing, Inc.* 5,048 40,889
Western Digital Corp. 18,753 10,217,384
Xerox Holdings Corp. 1,863 5,496
106,529,013
Textiles, Apparel & Luxury Goods 0 .4%
Capri Holdings Ltd.* 2,328 37,085
Carter's, Inc. 1,177 45,397
Ermenegildo Zegna NV 3,793 55,795
Figs, Inc., Class A* 3,552 38,006
G-III Apparel Group Ltd. 1,077 39,213
Kontoor Brands, Inc. 1,573 131,723
Movado Group, Inc. 1,278 48,794
NIKE, Inc., Class B 146,160 6,096,334
Steven Madden Ltd. 2,361 108,795
Wolverine World Wide, Inc. 523 10,293
6,611,435
Tobacco 0 .8%
British American Tobacco plc,
ADR-UK 57,833 3,507,571
Philip Morris International, Inc. 45,730 8,726,199
Turning Point Brands, Inc. 345 25,740
Universal Corp. 678 35,724
12,295,234
Trading Companies & Distributors 0 .3%
Alta Equipment Group, Inc.* 1,181 7,771
Boise Cascade Co. 978 74,700
Custom Truck One Source,
Inc.* 1,980 20,097
DNOW, Inc.* 3,238 45,721
DXP Enterprises, Inc.* 363 56,998
GATX Corp. 729 130,396
Global Industrial Co. 429 15,332
Herc Holdings, Inc. 842 126,418
Karat Packaging, Inc. 566 22,776
McGrath RentCorp 837 96,380
NPK International, Inc.* 3,491 43,603
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Rush Enterprises, Inc., Class A 1,365 108,913
Rush Enterprises, Inc., Class
B 782 60,785
United Rentals, Inc. 3,219 3,474,138
Willis Lease Finance Corp. 648 46,222
Xometry, Inc., Class A* 1,020 87,434
4,417,684
Water Utilities 0 .0%
†
American States Water Co. 1,330 113,901
Cadiz, Inc.* 3,797 11,353
California Water Service
Group 1,097 54,970
Consolidated Water Co. Ltd. 574 16,761
H2O America 381 23,367
Middlesex Water Co. 621 35,583
Pure Cycle Corp.* 986 10,363
York Water Co. (The) 444 13,751
280,049
Wireless Telecommunication Services 0 .1%
Spok Holdings, Inc. 2,805 30,574
Telephone & Data Systems,
Inc. 1,854 62,257
Tingo Group, Inc.* 1,247 4
T-Mobile US, Inc. 11,122 1,920,881
2,013,716
Total Common Stocks
(cost $1,121,627,134) 1,526,324,198
Exchange Traded Fund 0 .4%
Equity Fund 0.4%
iShares Russell 1000 ETF 12,805 5,229,306
Total Exchange Traded Fund
(cost $3,576,659) 5,229,306
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
89bio, Inc., CVR*^∞ 3,554 0
Akero Therapeutics, Inc.,
CVR*^∞ 1,507 0
Alkermes plc, CVR*^∞ 1,730 0
Arcellx, Inc., CVR*∞ 741 0
Blueprint Medicines Corp.,
CVR*^∞ 1,787 0
Cargo Therapeutics, Inc.,
CVR*^∞ 1,324 0
Chinook Therapeutics, Inc.,
CVR*^∞ 485 0
Icosavax, Inc., CVR*^∞ 284 0
Inhibrx, Inc., CVR*^∞ 457 0
Metsera, Inc., CVR*^∞ 854 0
Poseida Therapeutics, Inc.,
CVR*^∞ 3,119 0
Verve Therapeutics, Inc.,
CVR*^∞ 2,006 0
0

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 67
Rights
Number of
Rights
Value ($)
Food Products 0 .0%
†
TreeHouse Foods, Inc.,
CVR*^∞ 438 0
Health Care Equipment & Supplies 0 .0%
†
Paragon 28, Inc., CVR*^∞ 679 0
Pharmaceuticals 0 .0%
†
Esperion Therapeutics, Inc.,
CVR*∞ 8,156 0
Total Rights
(cost $0) 0
Warrants 0 .0%
†
Number of
Warrants
Specialty Retail 0 .0%
†
Bed Bath & Beyond, Inc.,
expiring 10/7/2026* 318 140
Technology Hardware, Storage & Peripherals 0 .0%
†
Xerox Holdings Corp., expiring
2/14/2028* 2,847 879
Total Warrants
(cost $0) 1,019
Total Investments
(cost $1,125,219,061) — 99.3% 1,531,570,668
Other assets in excess of liabilities — 0.7% 11,430,514
NET ASSETS — 100.0%
$ 1,543,001,182
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
NL Netherlands
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
UK United Kingdom

68 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 69
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 16,145 $ – $ – $ 16,145
Common Stocks
Aerospace & Defense 46,136,496 – – 46,136,496
Air Freight & Logistics 76,474 – – 76,474
Automobile Components 2,316,147 – – 2,316,147
Automobiles 21,557,859 – – 21,557,859
Banks 67,978,385 – – 67,978,385
Beverages 14,326,523 – – 14,326,523
Biotechnology 21,747,422 – – 21,747,422
Broadline Retail 57,483,851 – – 57,483,851
Building Products 3,207,698 – – 3,207,698
Capital Markets 57,990,682 – – 57,990,682
Chemicals 17,838,845 – – 17,838,845
Commercial Services & Supplies 6,509,636 – – 6,509,636
Communications Equipment 2,497,550 – – 2,497,550
Construction & Engineering 1,342,065 – – 1,342,065
Construction Materials 2,481,503 – – 2,481,503
Consumer Finance 984,108 – – 984,108
Consumer Staples Distribution & Retail 17,483,549 – – 17,483,549
Containers & Packaging 5,963,203 – – 5,963,203
Distributors 66,852 – – 66,852
Diversified Consumer Services 921,510 – – 921,510
Diversified REITs 410,113 – – 410,113
Diversified Telecommunication Services 368,837 – – 368,837
Electric Utilities 17,680,716 – – 17,680,716
Electrical Equipment 22,012,951 – – 22,012,951
Electronic Equipment, Instruments &
Components 12,813,630 – – 12,813,630
Energy Equipment & Services 5,649,073 – – 5,649,073
Entertainment 29,374,037 – – 29,374,037
Financial Services 38,109,914 – – 38,109,914
Food Products 7,193,337 – – 7,193,337
Gas Utilities 1,283,365 – – 1,283,365
Ground Transportation 18,791,325 – – 18,791,325
Health Care Equipment & Supplies 22,549,825 – – 22,549,825
Health Care Providers & Services 26,560,927 – – 26,560,927
Health Care REITs 7,208,081 – – 7,208,081
Health Care Technology 459,933 – – 459,933
Hotel & Resort REITs 712,077 – – 712,077
Hotels, Restaurants & Leisure 28,515,366 – – 28,515,366
Household Durables 2,784,131 – – 2,784,131
Household Products 7,283,810 – – 7,283,810
Independent Power and Renewable
Electricity Producers 2,648,994 – – 2,648,994
Industrial Conglomerates 41,126 – – 41,126
Industrial REITs 4,439,489 – – 4,439,489
Insurance 51,494,134 – – 51,494,134
Interactive Media & Services 132,423,177 – – 132,423,177
IT Services 7,914,863 – – 7,914,863
Leisure Products 378,739 – – 378,739
Life Sciences Tools & Services 15,124,835 – – 15,124,835
Machinery 30,988,641 – – 30,988,641
Marine Transportation 252,181 – – 252,181
Media 8,849,750 – – 8,849,750
Metals & Mining 12,993,893 – – 12,993,893
Mortgage Real Estate Investment Trusts
(REITs) 565,137 – – 565,137
Multi-Utilities 8,316,299 – – 8,316,299
Office REITs 494,299 – – 494,299
Oil, Gas & Consumable Fuels 51,562,965 – – 51,562,965

70 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Paper & Forest Products $ 35,876 $ – $ – $ 35,876
Passenger Airlines 372,342 – – 372,342
Personal Care Products 218,791 – – 218,791
Pharmaceuticals 63,202,893 – – 63,202,893
Professional Services 12,714,778 – – 12,714,778
Real Estate Management & Development 613,422 – – 613,422
Residential REITs 3,789,520 – – 3,789,520
Retail REITs 3,804,049 – – 3,804,049
Semiconductors & Semiconductor
Equipment 230,184,791 14,867 – 230,199,658
Software 115,406,114 – – 115,406,114
Specialized REITs 1,725,405 – – 1,725,405
Specialty Retail 34,933,891 – – 34,933,891
Technology Hardware, Storage &
Peripherals 106,529,013 – – 106,529,013
Textiles, Apparel & Luxury Goods 6,611,435 – – 6,611,435
Tobacco 12,295,234 – – 12,295,234
Trading Companies & Distributors 4,417,684 – – 4,417,684
Water Utilities 280,049 – – 280,049
Wireless Telecommunication Services 2,013,716 – – 2,013,716
Total Common Stocks $ 1,526,309,331 $ 14,867 $ – $ 1,526,324,198
Exchange Traded Fund 5,229,306 – – 5,229,306
Rights   – – – –
Warrants 1,019 – – 1,019
Total $ 1,531,555,801 $ 14,867 $ – $ 1,531,570,668
As of July 31, 2026, The Fund held thirteen rights investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Large Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 71
Common Stocks 99.3%
Shares Value ($)
Aerospace & Defense 3.7%
Boeing Co. (The)* 31,900 6,894,866
GE Aerospace 26,990 9,718,289
General Dynamics Corp.(a) 89,030 34,135,883
HEICO Corp., Class A(a) 18,900 4,862,592
Huntington Ingalls Industries,
Inc.(a) 47,860 15,623,897
Karman Holdings, Inc.*(a) 35,600 1,714,140
L3Harris Technologies, Inc. 15,350 4,252,871
Lockheed Martin Corp. 8,860 5,163,076
RTX Corp.(a) 47,460 10,214,341
Woodward, Inc.(a) 3,750 1,352,813
93,932,768
Air Freight & Logistics 1.3%
FedEx Corp.(a) 28,970 8,905,378
GXO Logistics, Inc.*(a) 135,010 6,772,101
United Parcel Service, Inc.,
Class B(a) 174,940 18,232,247
33,909,726
Automobile Components 0.6%
BorgWarner, Inc.(a) 199,670 12,726,966
Lear Corp. 12,130 1,584,663
14,311,629
Automobiles 0.5%
General Motors Co.(a) 91,243 8,107,853
Tesla, Inc.* 15,200 4,730,392
12,838,245
Banks 3.1%
Bank of America Corp.(a) 605,450 37,507,627
Citizens Financial Group, Inc.
(a) 73,220 5,246,213
KeyCorp(a) 665,090 15,024,383
PNC Financial Services
Group, Inc. (The)(a) 12,760 3,188,341
Truist Financial Corp.(a) 230,720 11,960,525
Wells Fargo & Co.(a) 52,673 4,553,581
77,480,670
Biotechnology 4.1%
Alnylam Pharmaceuticals,
Inc.*(a) 55,730 11,453,630
BioMarin Pharmaceutical,
Inc.*(a) 201,760 12,109,635
Caris Life Sciences, Inc.*(a) 889,267 13,934,814
Exelixis, Inc.*(a) 141,825 7,520,980
Halozyme Therapeutics,
Inc.*(a) 308,480 25,461,939
Moderna, Inc.* 29,120 1,596,358
Natera, Inc.* 27,890 7,467,826
Neurocrine Biosciences,
Inc.*(a) 19,710 3,287,628
Regeneron Pharmaceuticals,
Inc.(a) 16,919 12,902,937
Vertex Pharmaceuticals,
Inc.*(a) 19,430 9,270,053
105,005,800
Broadline Retail 3.3%
Amazon.com, Inc.*(a) 300,480 81,604,358
Common Stocks
Shares Value ($)
Broadline Retail
Ollie's Bargain Outlet
Holdings, Inc.* 25,940 1,905,812
83,510,170
Capital Markets 4.7%
Affiliated Managers Group,
Inc.(a) 5,080 1,862,988
Ameriprise Financial, Inc.(a) 4,520 2,467,197
Cboe Global Markets, Inc.(a) 42,210 13,094,808
CME Group, Inc. 32,400 8,676,396
Evercore, Inc., Class A(a) 19,800 6,347,088
FactSet Research Systems,
Inc. 22,580 5,943,056
Hamilton Lane, Inc., Class A(a) 107,950 9,597,835
Invesco Ltd.(a) 401,250 11,877,000
Lazard, Inc., Class A(a) 57,080 2,419,050
MarketAxess Holdings, Inc.(a) 93,570 15,186,411
Morningstar, Inc. 65,092 12,534,766
MSCI, Inc., Class A(a) 22,080 12,635,059
Nasdaq, Inc.(a) 140,640 13,246,882
Northern Trust Corp.(a) 15,740 2,867,671
XP, Inc., Class A 78,350 1,336,651
120,092,858
Chemicals 0.8%
DuPont de Nemours, Inc. 33,926 4,647,862
Eastman Chemical Co.(a) 29,070 2,033,447
LyondellBasell Industries NV,
Class A 28,330 1,758,726
RPM International, Inc. 108,200 11,584,974
20,025,009
Commercial Services & Supplies 0.1%
Tetra Tech, Inc.(a) 87,400 2,898,184
Communications Equipment 1.9%
Arista Networks, Inc.*(a) 28,860 5,204,901
Ciena Corp.* 20,460 7,714,443
Cisco Systems, Inc.(a) 229,290 26,595,347
F5, Inc.*(a) 23,610 9,504,678
49,019,369
Construction & Engineering 1.1%
Comfort Systems USA, Inc.(a) 1,800 3,113,442
Dycom Industries, Inc.*(a) 11,351 4,552,546
EMCOR Group, Inc.(a) 7,410 5,908,956
Quanta Services, Inc.(a) 6,110 4,077,570
Solv Energy, Inc., Class A* 81,640 2,321,025
Sterling Infrastructure, Inc.*(a) 2,130 1,271,120
Valmont Industries, Inc.(a) 13,560 6,531,852
27,776,511
Construction Materials 0.1%
CRH plc 28,100 2,669,781
Consumer Finance 1.5%
Ally Financial, Inc.(a) 386,279 16,737,469
Synchrony Financial(a) 281,830 21,359,896
38,097,365
Consumer Staples Distribution & Retail 1.6%
Casey's General Stores, Inc. 5,790 5,043,090
Dollar General Corp.(a) 95,660 12,153,603
Dollar Tree, Inc.*(a) 107,260 13,644,545
Kroger Co. (The) 23,020 1,329,175

72 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Sprouts Farmers Market,
Inc.*(a) 45,253 3,944,251
Sysco Corp. 54,070 4,608,927
40,723,591
Distributors 0.0%
†
LKQ Corp. 50,330 1,129,909
Diversified Consumer Services 1.0%
Bright Horizons Family
Solutions, Inc.*(a) 72,140 5,377,315
Grand Canyon Education,
Inc.* 15,170 2,204,808
H&R Block, Inc.(a) 395,990 17,435,440
25,017,563
Diversified REITs 0.1%
WP Carey, Inc.(a) 40,320 2,967,552
Diversified Telecommunication Services 0.2%
Liberty Global Ltd., Class A*(a) 345,610 3,666,922
Space Exploration
Technologies Corp., Class
A* 19,385 2,100,753
5,767,675
Electric Utilities 1.1%
Eversource Energy(a) 206,090 14,753,983
Exelon Corp. 86,470 3,962,055
OGE Energy Corp. 90,500 4,285,175
Pinnacle West Capital Corp. 53,630 5,416,094
28,417,307
Electrical Equipment 0.3%
GE Vernova, Inc.(a) 3,850 3,812,617
Generac Holdings, Inc.*(a) 11,890 2,343,638
Nextpower, Inc., Class A*(a) 16,530 1,485,551
7,641,806
Electronic Equipment, Instruments & Components 2.8%
Advanced Energy Industries,
Inc.(a) 4,533 1,312,394
Amphenol Corp., Class A(a) 98,600 15,845,020
Cognex Corp.(a) 225,090 14,684,872
Fabrinet* 3,670 1,597,955
Jabil, Inc.(a) 48,280 15,210,614
Keysight Technologies, Inc.*(a) 14,210 4,534,127
Littelfuse, Inc.(a) 15,080 6,667,320
Sanmina Corp.*(a) 15,070 2,796,389
TD SYNNEX Corp.(a) 26,830 6,860,431
TTM Technologies, Inc.*(a) 9,390 1,083,981
70,593,103
Energy Equipment & Services 0.5%
TechnipFMC plc(a) 176,150 12,622,909
Financial Services 0.7%
Block, Inc., Class A*(a) 102,940 8,362,846
Visa, Inc., Class A 26,620 9,746,380
18,109,226
Food Products 2.2%
Archer-Daniels-Midland Co.(a) 428,110 33,936,280
Bunge Global SA 17,450 1,853,713
Darling Ingredients, Inc.*(a) 66,190 4,013,762
Hershey Co. (The) 45,810 8,019,040
Smithfield Foods, Inc. 131,840 3,433,114
Common Stocks
Shares Value ($)
Food Products
Tyson Foods, Inc., Class A(a) 96,210 5,576,331
56,832,240
Ground Transportation 1.5%
JB Hunt Transport Services,
Inc.(a) 50,820 13,810,335
Landstar System, Inc.(a) 39,249 6,859,548
Lyft, Inc., Class A*(a) 462,675 7,338,025
Ryder System, Inc.(a) 14,550 3,730,911
XPO, Inc.*(a) 30,130 6,055,226
37,794,045
Health Care Equipment & Supplies 0.8%
Envista Holdings Corp.*(a) 512,820 14,005,114
IDEXX Laboratories, Inc.*(a) 3,700 2,068,559
Insulet Corp.*(a) 22,830 3,774,941
19,848,614
Health Care Providers & Services 5.0%
CVS Health Corp.(a) 140,200 14,641,086
DaVita, Inc.*(a) 26,316 6,318,208
Elevance Health, Inc. 21,500 8,080,560
Encompass Health Corp.(a) 103,210 11,463,535
Ensign Group, Inc. (The)(a) 121,012 21,559,498
HCA Healthcare, Inc.(a) 38,400 15,459,456
Quest Diagnostics, Inc. 18,410 4,289,714
Tenet Healthcare Corp.*(a) 71,160 18,130,145
UnitedHealth Group, Inc.(a) 34,230 14,184,912
Universal Health Services,
Inc., Class B(a) 68,970 11,617,307
125,744,421
Health Care REITs 1.0%
American Healthcare REIT,
Inc.(a) 55,650 3,094,140
Healthcare Realty Trust, Inc.,
Class A(a) 853,190 17,925,522
Healthpeak Properties, Inc.(a) 221,370 4,832,507
25,852,169
Hotels, Restaurants & Leisure 3.4%
Booking Holdings, Inc.(a) 61,545 11,872,030
Chipotle Mexican Grill, Inc.,
Class A* 123,010 4,578,432
Churchill Downs, Inc. 23,510 1,981,893
Domino's Pizza, Inc. 21,970 7,633,257
Expedia Group, Inc.(a) 49,530 14,598,472
Hilton Worldwide Holdings,
Inc. 3,800 1,217,862
Las Vegas Sands Corp.(a) 51,184 2,502,386
Marriott International, Inc.,
Class A 20,820 7,762,321
Travel + Leisure Co. 211,145 16,051,243
Wingstop, Inc.(a) 46,650 6,040,708
Wyndham Hotels & Resorts,
Inc. 151,980 11,377,223
85,615,827
Independent Power and Renewable Electricity Producers
0.4%
Brookfield Renewable Corp. 123,150 4,107,053
Talen Energy Corp.* 15,040 5,024,864
9,131,917

Nationwide Large Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
Industrial Conglomerates 0.7%
3M Co. 98,490 17,361,817
Industrial REITs 0.1%
First Industrial Realty Trust,
Inc. 18,550 1,221,332
Rexford Industrial Realty, Inc.
(a) 62,750 2,370,067
3,591,399
Insurance 2.2%
Assurant, Inc.(a) 11,040 3,082,258
Globe Life, Inc.(a) 55,520 10,118,520
Hartford Insurance Group, Inc.
(The)(a) 97,712 13,866,310
Principal Financial Group, Inc. 97,780 11,117,586
RenaissanceRe Holdings Ltd.
(a) 9,430 3,017,411
Unum Group(a) 165,280 14,232,261
55,434,346
Interactive Media & Services 5.1%
Alphabet, Inc., Class C(a) 296,727 105,827,685
Match Group, Inc.(a) 61,020 2,404,798
Meta Platforms, Inc., Class
A(a) 37,950 21,127,144
129,359,627
IT Services 0.5%
Akamai Technologies, Inc.*(a) 12,490 1,438,598
Cognizant Technology
Solutions Corp., Class A(a) 57,070 3,158,824
EPAM Systems, Inc.*(a) 30,973 3,269,510
MongoDB, Inc., Class A* 12,460 4,205,001
12,071,933
Leisure Products 0.3%
YETI Holdings, Inc.* 135,460 6,629,412
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.(a) 113,110 15,651,031
IQVIA Holdings, Inc.*(a) 27,830 6,540,606
Repligen Corp.*(a) 46,080 6,497,741
Sotera Health Co.* 98,730 1,763,318
West Pharmaceutical
Services, Inc.(a) 29,880 10,187,885
40,640,581
Machinery 0.6%
Cummins, Inc.(a) 8,470 5,371,674
Lincoln Electric Holdings, Inc.
(a) 7,090 1,852,688
Mueller Industries, Inc.(a) 71,590 4,754,292
Otis Worldwide Corp. 46,880 3,373,016
15,351,670
Media 1.4%
Fox Corp., Class A 210,030 12,230,047
Fox Corp., Class B 223,499 11,608,538
New York Times Co. (The),
Class A 26,300 1,969,607
Versant Media Group, Inc.(a) 298,132 10,729,771
36,537,963
Metals & Mining 0.8%
Alcoa Corp. 79,640 3,604,507
Cleveland-Cliffs, Inc.* 395,970 4,561,574
Hecla Mining Co.(a) 164,590 2,324,011
Common Stocks
Shares Value ($)
Metals & Mining
Newmont Corp.(a) 57,330 5,372,394
Southern Copper Corp.(a) 28,516 5,210,158
21,072,644
Multi-Utilities 0.6%
Ameren Corp. 33,380 3,658,782
Consolidated Edison, Inc. 37,210 4,050,308
DTE Energy Co. 16,740 2,374,904
Sempra 64,410 5,703,506
15,787,500
Oil, Gas & Consumable Fuels 3.9%
Antero Midstream Corp. 75,720 1,663,569
Chevron Corp.(a) 28,970 5,702,165
ExxonMobil Holdings Corp.* 143,580 22,318,075
HF Sinclair Corp.(a) 86,140 7,879,226
Kinder Morgan, Inc. 122,210 3,932,718
Marathon Petroleum Corp.(a) 40,992 12,972,738
Phillips 66(a) 118,915 25,171,927
Valero Energy Corp.(a) 62,590 19,584,411
99,224,829
Pharmaceuticals 1.5%
Eli Lilly & Co.(a) 21,861 25,114,791
Jazz Pharmaceuticals plc*(a) 19,460 4,920,656
Johnson & Johnson(a) 8,210 2,104,633
Royalty Pharma plc, Class
A(a) 32,000 1,869,760
Viatris, Inc. 217,350 3,816,666
37,826,506
Professional Services 1.1%
ExlService Holdings, Inc.* 320,880 10,887,458
FTI Consulting, Inc.* 17,170 2,736,555
Paycom Software, Inc. 10,600 1,737,976
UL Solutions, Inc., Class A(a) 134,973 12,368,926
27,730,915
Real Estate Management & Development 0.7%
Jones Lang LaSalle, Inc.*(a) 20,720 7,356,222
Zillow Group, Inc., Class C* 338,150 11,517,389
18,873,611
Residential REITs 0.3%
Camden Property Trust 41,330 4,579,777
Equity Residential 31,520 2,094,504
6,674,281
Semiconductors & Semiconductor Equipment 13.8%
Applied Materials, Inc. 36,485 18,522,340
Broadcom, Inc.(a) 204,922 79,772,036
Cirrus Logic, Inc.*(a) 47,210 6,106,613
First Solar, Inc.*(a) 23,700 5,001,411
Intel Corp.*(a) 117,200 10,571,440
Lam Research Corp.(a) 55,900 16,379,818
NVIDIA Corp.(a) 916,917 184,071,088
Qnity Electronics, Inc.(a) 42,761 5,609,388
Rambus, Inc.*(a) 15,320 1,394,580
Semtech Corp.*(a) 23,984 2,825,795
Skyworks Solutions, Inc.(a) 63,790 3,972,841
Teradyne, Inc.(a) 2,900 1,066,301
Texas Instruments, Inc.(a) 60,270 16,618,850
351,912,501
Software 7.7%
Appfolio, Inc., Class A* 8,120 1,463,143

74 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Common Stocks
Shares Value ($)
Software
AppLovin Corp., Class A* 11,300 4,473,670
BILL Holdings, Inc.*(a) 102,170 4,610,932
Datadog, Inc., Class A* 8,410 2,253,628
Dynatrace, Inc.*(a) 42,070 1,864,542
Elastic NV* 181,490 11,940,227
Gen Digital, Inc.(a) 398,950 10,951,178
Intuit, Inc.(a) 23,490 7,424,484
Microsoft Corp.(a) 283,660 131,822,475
Palantir Technologies, Inc.,
Class A*(a) 80,440 9,898,946
Salesforce, Inc.(a) 36,270 6,674,405
Strategy, Inc., Class A*(a) 13,470 1,256,482
UiPath, Inc., Class A*(a) 158,510 2,022,588
196,656,700
Specialized REITs 2.6%
American Tower Corp.(a) 128,421 22,263,065
Crown Castle, Inc. 156,710 11,956,973
CubeSmart 72,140 2,990,924
Gaming and Leisure
Properties, Inc.(a) 239,610 10,732,132
VICI Properties, Inc., Class
A(a) 661,990 17,443,436
65,386,530
Specialty Retail 1.4%
Bath & Body Works, Inc. 281,930 5,672,432
Carvana Co., Class A*(a) 18,450 1,150,542
Gap, Inc. (The) 162,080 3,256,187
Murphy USA, Inc.(a) 18,674 11,349,310
Ross Stores, Inc.(a) 36,970 9,282,058
Tractor Supply Co. 139,810 4,301,954
35,012,483
Technology Hardware, Storage & Peripherals 1.3%
HP, Inc.(a) 362,738 9,891,865
NetApp, Inc.(a) 65,886 11,760,651
Sandisk Corp.*(a) 4,080 4,956,507
Western Digital Corp.(a) 10,610 5,780,752
32,389,775
Textiles, Apparel & Luxury Goods 1.3%
Amer Sports, Inc.*(a) 99,520 3,533,955
Crocs, Inc.* 33,020 4,226,890
Deckers Outdoor Corp.* 16,450 1,593,676
Ralph Lauren Corp., Class
A(a) 21,810 8,295,216
Tapestry, Inc.(a) 60,090 9,155,913
VF Corp. 401,890 5,755,065
32,560,715
Trading Companies & Distributors 0.4%
MSC Industrial Direct Co., Inc.,
Class A 17,600 2,171,840
United Rentals, Inc. 8,310 8,968,651
11,140,491
Total Investments
(cost $2,323,931,613) — 99.3% 2,524,606,188
Other assets in excess of liabilities — 0.7% 16,743,050
NET ASSETS — 100.0%
$ 2,541,349,238
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
REIT Real Estate Investment Trust

Nationwide Large Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 75
OTC Total return swap contracts outstanding as of July 31, 2026 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AbbVie, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 30,353,247 1,028,313 1,028,313
Acuity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,830,343 104,042 104,042
Alaska Air Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,091,121 5,226 5,226
Allegro
MicroSystems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,788,484 367,609 367,609
Almonty Industries,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,518,980 395,044 395,044
American
International Group,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 21,967,825 503,208 503,208
Amgen, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 912,829 63,611 63,611
Applied
Optoelectronics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,076,946 168,644 168,644
Arrow Electronics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,340,568 68,760 68,760
AST SpaceMobile,
Inc.
Increases in total
return of reference
entity
OBFR - 0.78% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,187,568 271,870 271,870
Avnet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 13,818,174 409,070 409,070
Baker Hughes Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,066,746 563,757 563,757
Boyd Gaming Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,324,387 120,714 120,714
Bridgebio Pharma,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,685,094 21,854 21,854
Bristol-Myers Squibb
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,052,593 881,706 881,706
Builders FirstSource,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,076,250 300,313 300,313
BWX Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,492,995 72,659 72,659
Cardinal Health, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,823,951 81,109 81,109
CarMax, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,800,346 111,502 111,502

76 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Carnival Corp. Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,966,453 349,481 349,481
Carrier Global Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,194,452 667,863 667,863
Chemed Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,348,200 768,812 768,812
Cintas Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 11,782,595 705,931 705,931
Commerce
Bancshares, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 496,623 9,301 9,301
CoreWeave, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,252,386 93,358 93,358
Coupang, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,776,421 443,472 443,472
Crane Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,525,232 63,645 63,645
CSX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 16,972,200 326,648 326,648
Dick's Sporting
Goods, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,103,079 669,379 669,379
DigitalOcean
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,676,650 48,977 48,977
Dillard's, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,300,844 292,352 292,352
Doximity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,697,515 238,721 238,721
Duke Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,850,701 33,463 33,463
Edwards
Lifesciences Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,964,057 111,036 111,036
Estee Lauder Cos.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 16,679,320 316,092 316,092
First American
Financial Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 9,657,062 697,977 697,977
Flowers Foods, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,738,363 304,585 304,585
Flutter
Entertainment plc
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,883,594 41,543 41,543

Nationwide Large Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 77
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Fortive Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,637,782 279,606 279,606
GameStop Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,774,273 118,697 118,697
Genpact Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,778,430 402,900 402,900
Henry Schein, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,147,883 51,761 51,761
Host Hotels &
Resorts, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 16,978,609 1,466,483 1,466,483
Howmet Aerospace,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 36,840,575 394,170 394,170
Hubbell, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,402,360 53,064 53,064
Huntington
Bancshares, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,615,150 419,270 419,270
Hyatt Hotels Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,358,462 424,178 424,178
IDACORP, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,804,953 80,958 80,958
Ionis
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,408,019 219,662 219,662
James Hardie
Industries plc
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,346,526 1,653 1,653
Johnson Controls
International plc
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,337,982 88,764 88,764
JPMorgan Chase
& Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 18,763,232 338,842 338,842
Liberty Live
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,225,216 103,420 103,420
Liberty Media Corp.-
Liberty Formula One
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,670,449 107,809 107,809
Linde plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,237,704 615,959 615,959
Louisiana-Pacific
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,302,134 87,880 87,880
Lowe's Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 11,747,081 33,714 33,714

78 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Markel Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,101,141 109,565 109,565
Martin Marietta
Materials, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,811,849 741,340 741,340
Matador Resources
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,385,241 131,478 131,478
MDU Resources
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,934,140 224,808 224,808
Medical Properties
Trust, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,995,994 12,686 12,686
Motorola Solutions,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 13,658,639 942,408 942,408
Nexstar Media
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,671,796 156,668 156,668
NIKE, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,079,866 78,270 78,270
Nucor Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,207,056 424,650 424,650
NVR, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,688,230 210,312 210,312
Oklo, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,622,068 1,169,904 1,169,904
Popular, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,736,015 305,298 305,298
Primoris Services
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,937,401 508,419 508,419
QuantumScape
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,359,336 546,896 546,896
QXO, Inc. Increases in total
return of reference
entity
OBFR - 0.48% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,315,769 199,839 199,839
RB Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 14,166,337 203,962 203,962
Republic Services,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,252,719 240,928 240,928
Restaurant Brands
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,180,650 9,037 9,037
Rivian Automotive,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,403,358 1,085,458 1,085,458

Nationwide Large Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 79
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Silgan Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,124,537 297,584 297,584
Snowflake, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,876,992 137,024 137,024
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,147,898 109,793 109,793
Somnigroup
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,672,199 446,307 446,307
Starwood Property
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 19,357,808 290,163 290,163
State Street Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,815,818 16,784 16,784
Sun Communities,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,226,262 310,314 310,314
Synopsys, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,916,587 180,019 180,019
Terawulf, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,032,227 99,950 99,950
Texas Pacific Land
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,860,401 216,409 216,409
TJX Cos., Inc. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 13,974,939 152,815 152,815
Trex Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,061,334 12,360 12,360
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,674,488 10,172 10,172
Under Armour, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,005,215 64,884 64,884
Union Pacific Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 24,880,712 321,091 321,091
US Bancorp OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 19,415,403 158,916 158,916
Walt Disney Co.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,352,865 74,387 74,387
Waste Management,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,878,931 300,125 300,125
– –
Total unrealized appreciation 27,511,460 27,511,460
– –
Abbott Laboratories Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,353,957 (872,603) (872,603)

80 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Advanced Micro
Devices, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 28,202,365 (3,138,598) (3,138,598)
Aflac, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,382,601 (120,924) (120,924)
Air Products and
Chemicals, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,670,300 (27,090) (27,090)
Albemarle Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,783,122 (251,519) (251,519)
Alexandria Real
Estate Equities, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,995,592 (149,375) (149,375)
Amcor plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,922,471 (228,281) (228,281)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 21,925,506 (221,807) (221,807)
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 154,325,876 (9,287,229) (9,287,229)
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,061,076 (1,365,194) (1,365,194)
Arthur J Gallagher
& Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,626,393 (5,125) (5,125)
Aurora Innovation,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,833,380 (355,488) (355,488)
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,992,733 (146,759) (146,759)
Baxter International,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,530,970 (1,614,266) (1,614,266)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,090,014 (340,041) (340,041)
Bio-Rad
Laboratories, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,691,092 (702,993) (702,993)
BJ's Wholesale Club
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 11,978,050 (923,650) (923,650)
Blackrock, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,934,880 (19,144) (19,144)
Booz Allen Hamilton
Holding Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,206,853 (44,388) (44,388)
Brown & Brown, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,518,528 (536,337) (536,337)

Nationwide Large Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 81
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
CACI International,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 11,124,713 (533,252) (533,252)
Campbell's Co.
(The)
Increases in total
return of reference
entity
OBFR - 1.28% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,893,824 (126,466) (126,466)
Carlisle Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,133,614 (313,552) (313,552)
Caterpillar, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,148,071 (976,643) (976,643)
CBRE Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,974,595 (72,630) (72,630)
Cencora, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 16,171,000 (767,154) (767,154)
CF Industries
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,411,159 (141,946) (141,946)
CH Robinson
Worldwide, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,008,311 (2,361,089) (2,361,089)
Charter
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,047,480 (288,815) (288,815)
Cigna Group (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 16,717,886 (797,068) (797,068)
Citigroup, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 25,533,711 (470,383) (470,383)
Coca-Cola Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,461,194 (496,524) (496,524)
Comcast Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 16,692,600 (398,292) (398,292)
Constellation Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,562,890 (62,851) (62,851)
Cousins Properties,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,311,136 (91,658) (91,658)
Credit Acceptance
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,137,820 (94,740) (94,740)
Darden Restaurants,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,266,132 (323,647) (323,647)
Deere & Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,474,575 (68,591) (68,591)
Dell Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,967,860 (48,831) (48,831)

82 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Diamondback
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 17,910,338 (1,164,018) (1,164,018)
Digital Realty Trust,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 16,359,766 (75,126) (75,126)
Dolby Laboratories,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,137,744 (351,141) (351,141)
Edison International OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,633,757 (250,097) (250,097)
elf Beauty, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,988,531 (173,126) (173,126)
EQT Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,499,755 (644,380) (644,380)
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 9,457,244 (552,597) (552,597)
Ford Motor Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,637,706 (157,960) (157,960)
GE HealthCare
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,093,455 (293,871) (293,871)
Genuine Parts Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,976,174 (80,644) (80,644)
Global Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,965,739 (316,035) (316,035)
Globant SA Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,194,624 (150,797) (150,797)
Halliburton Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 16,788,866 (1,561,755) (1,561,755)
Honeywell
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,041,469 (86,600) (86,600)
Ingersoll Rand, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 19,565,951 (994,958) (994,958)
Intuitive Surgical,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,067,057 (107,633) (107,633)
IonQ, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,886,153 (7,126) (7,126)
JBS NV Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 13,847,274 (1,896,346) (1,896,346)
Keurig Dr Pepper,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,808,319 (210,764) (210,764)

Nationwide Large Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 83
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
KLA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,676,459 (382,206) (382,206)
Leidos Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,294,540 (274,539) (274,539)
LPL Financial
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 9,341,217 (651,583) (651,583)
Marvell Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,110,554 (209,252) (209,252)
McCormick & Co.,
Inc. (Non-Voting)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,807,995 (51,998) (51,998)
Microchip
Technology, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,620,039 (905,531) (905,531)
Micron Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 34,557,168 (3,404,506) (3,404,506)
Millicom
International Cellular
SA
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,439,820 (36,270) (36,270)
Mohawk Industries,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,874,385 (270,626) (270,626)
Monster Beverage
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,910,985 (72,983) (72,983)
Newell Brands, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,173,584 (170,782) (170,782)
Paychex, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 23,338,072 (1,587,772) (1,587,772)
Performance Food
Group Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,517,942 (226,780) (226,780)
Pinnacle Financial
Partners, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,105,130 (375,246) (375,246)
Procter & Gamble
Co. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,374,943 (176,136) (176,136)
Progressive Corp.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,509,539 (44,268) (44,268)
PulteGroup, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,053,610 (68,774) (68,774)
QUALCOMM, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,818,671 (785,672) (785,672)
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,897,804 (31,271) (31,271)

84 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Revvity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,039,729 (44,491) (44,491)
Rithm Capital Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,135,579 (885,060) (885,060)
Roper Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 9,983,667 (1,121,058) (1,121,058)
SharkNinja, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,088,451 (151,305) (151,305)
Solventum Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,804,291 (397,546) (397,546)
Sonoco Products
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,981,746 (512,456) (512,456)
Southwest Airlines
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,514,855 (334,525) (334,525)
Stryker Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,690,262 (244,429) (244,429)
T Rowe Price
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,886,990 (251,937) (251,937)
Take-Two Interactive
Software, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 9,704,654 (28,113) (28,113)
Trane Technologies
plc
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,154,484 (563,580) (563,580)
Uber Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,124,319 (65,135) (65,135)
Vail Resorts, Inc. Increases in total
return of reference
entity
OBFR - 0.53% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,883,682 (17,023) (17,023)
Veralto Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,772,000 (132,000) (132,000)
Viper Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,405,661 (40,648) (40,648)
Waters Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,678,901 (16,969) (16,969)
X-Energy, Inc. Increases in total
return of reference
entity
OBFR - 4.93% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,091,628 (83,663) (83,663)
Zimmer Biomet
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 19,002,564 (813,214) (813,214)
Zions Bancorp NA OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,138,786 (109,853) (109,853)

Nationwide Large Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 85
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Zoom
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,494,938 (90,116) (90,116)
– –
Total unrealized depreciation (53,489,233) (53,489,233)
– –
Net unrealized depreciation (25,977,773) (25,977,773)
Financing Costs of Swap Contracts (314,678) (314,678)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (26,292,451) (26,292,451)
OBFR Overnight Bank Funding Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 3.63%

86 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Large Cap Equity Portfolio - July 31, 2026 (Unaudited) - Statement of Investments - 87
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,524,606,188 $ – $ – $ 2,524,606,188
Total Return Swaps† – 27,511,460 – 27,511,460
Total Assets $ 2,524,606,188 $ 27,511,460 $ – $ 2,552,117,648
Liabilities:
Total Return Swaps† $ – $ (53,803,911) $ – $ (53,803,911)
Total Liabilities $ – $ (53,803,911) $ – $ (53,803,911)
Total $ 2,524,606,188 $ (26,292,451) $ – $ 2,498,313,737
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

88 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2026:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 27,511,460
Total $ 27,511,460
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (53,803,911)
Total $ (53,803,911)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Small Cap Growth Fund - July 31, 2026 (Unaudited) - Statement of Investments - 1
Common Stocks 97 .1%
Shares Value ($)
Aerospace & Defense 1 .6%
Loar Holdings, Inc.*(a) 201,384 13,784,735
Automobile Components 1 .9%
Dorman Products, Inc.* 124,825 16,621,697
Banks 1 .6%
Axos Financial, Inc.* 132,998 13,487,327
Biotechnology 2 .0%
Vericel Corp.*(a) 368,401 16,931,710
Broadline Retail 1 .6%
Ollie's Bargain Outlet
Holdings, Inc.* 185,248 13,610,171
Building Products 4 .3%
AAON, Inc. 286,323 25,499,927
CSW Industrials, Inc.(a) 14,669 4,678,384
Trex Co., Inc.* 163,664 7,096,471
37,274,782
Capital Markets 0 .6%
Hamilton Lane, Inc., Class A 62,867 5,589,505
Chemicals 3 .2%
Balchem Corp. 162,197 27,176,918
Commercial Services & Supplies 2 .7%
Casella Waste Systems, Inc.,
Class A*(a) 256,952 23,051,164
Communications Equipment 3 .4%
Digi International, Inc.*(a) 414,483 28,897,755
Construction & Engineering 5 .1%
Construction Partners, Inc.,
Class A*(a) 338,084 34,940,981
Limbach Holdings, Inc.*(a) 51,481 3,691,188
WillScot Holdings Corp.(a) 216,123 5,247,467
43,879,636
Diversified Consumer Services 1 .5%
Bright Horizons Family
Solutions, Inc.* 177,984 13,266,927
Electronic Equipment, Instruments & Components 5 .3%
ePlus, Inc. 181,755 16,795,979
Novanta, Inc.*(a) 198,381 28,279,212
45,075,191
Health Care Equipment & Supplies 6 .0%
Globus Medical, Inc., Class A* 352,963 27,809,955
LeMaitre Vascular, Inc.(a) 164,432 16,660,250
UFP Technologies, Inc.*(a) 28,709 7,314,479
51,784,684
Health Care Providers & Services 3 .5%
HealthEquity, Inc.*(a) 227,629 22,901,754
Option Care Health, Inc.* 325,371 7,493,294
30,395,048
Hotels, Restaurants & Leisure 4 .2%
Texas Roadhouse, Inc., Class
A 174,561 35,861,812
Household Products 1 .8%
WD-40 Co. 69,057 15,685,607
Insurance 3 .1%
Kinsale Capital Group, Inc.(a) 56,538 20,151,274
Common Stocks
Shares Value ($)
Insurance
Palomar Holdings, Inc.* 46,975 6,284,785
26,436,059
Life Sciences Tools & Services 4 .5%
BioLife Solutions, Inc.* 160,730 5,027,634
Bio-Techne Corp. 229,950 16,577,096
Repligen Corp.*(a) 117,841 16,616,759
38,221,489
Machinery 12 .9%
Donaldson Co., Inc. 133,032 12,536,936
ESCO Technologies, Inc.(a) 124,407 39,224,283
RBC Bearings, Inc.* 68,844 37,954,386
SPX Technologies, Inc.* 93,775 20,594,865
110,310,470
Professional Services 6 .5%
CBIZ, Inc.* 82,135 4,523,996
ExlService Holdings, Inc.* 822,439 27,905,355
Exponent, Inc. 343,588 22,968,858
55,398,209
Real Estate Management & Development 1 .9%
FirstService Corp. 118,590 16,708,145
Semiconductors & Semiconductor Equipment 4 .8%
MACOM Technology Solutions
Holdings, Inc.* 70,690 17,774,293
Onto Innovation, Inc.* 90,598 23,426,831
41,201,124
Software 9 .3%
Agilysys, Inc.*(a) 149,274 15,697,654
Alarm.com Holdings, Inc.* 236,630 12,955,492
Blackbaud, Inc.*(a) 107,223 4,589,144
BlackLine, Inc.*(a) 96,954 3,044,356
Descartes Systems Group,
Inc. (The)* 265,110 19,925,668
I3 Verticals, Inc., Class A*(a) 339,691 7,153,892
Tyler Technologies, Inc.* 32,482 10,056,427
Vertex, Inc., Class A* 491,550 6,345,911
79,768,544
Specialty Retail 2 .3%
Valvoline, Inc.*(a) 509,571 19,572,622
Trading Companies & Distributors 1 .5%
SiteOne Landscape Supply,
Inc.* 137,748 13,008,921
Total Common Stocks
(cost $407,861,781) 833,000,252
Short-Term Investments 0 .2%
Money Market Funds 0.2%
BlackRock Liquidity FedFund,
Institutional Shares,
3.56%(b)(c) 500,000 500,000
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.64%(b)(c) 500,000 500,000

2 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Short-Term Investments
Shares Value ($)
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.59%(b)(c) 500,000 500,000
Total Short-Term Investments
(cost $1,500,000) 1,500,000
Repurchase Agreements 2 .3%
Principal
Amount ($)
CF Secured, LLC,
3.63%, dated 7/31/2026,
due 8/3/2026, repurchase
price $5,982,864,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056;
total market value
$6,102,521.(c) 5,981,055 5,981,055
Nomura Securities
International, Inc.,
3.63%, dated 7/31/2026,
due 8/3/2026, repurchase
price $6,001,815,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
8/15/2026 - 5/15/2056;
total market value
$6,121,853.(c) 6,000,000 6,000,000
Santander US Capital
Markets,
3.64%, dated 7/31/2026,
due 8/3/2026, repurchase
price $8,002,427,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.12% - 4.38%, maturing
1/31/2027 - 4/30/2033;
total market value
$8,162,478.(c) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $19,981,055) 19,981,055
Total Investments
(cost $429,342,836) — 99.6% 854,481,307
Other assets in excess of liabilities — 0.4% 3,797,239
NET ASSETS — 100.0%
$ 858,278,546
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2026. The total value of securities on loan as of July
31, 2026 was $100,963,201, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $1,500,000 and $19,981,055,
respectively, and by $81,278,652 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
8/11/2026 - 5/15/2056, a total value of $102,759,707.
(b) Represents 7-day effective yield as of July 31, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $21,481,055.

Nationwide Geneva Small Cap Growth Fund - July 31, 2026 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

4 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 833,000,252 $ – $ – $ 833,000,252
Repurchase Agreements – 19,981,055 – 19,981,055
Short-Term Investments 1,500,000 – – 1,500,000
Total $ 834,500,252 $ 19,981,055 $ – $ 854,481,307
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard International Equities Fund - July 31, 2026 (Unaudited) - Statement of Investments - 1
Common Stocks 98.6%
Shares Value ($)
AUSTRALIA 2.2%
Banks 0.2%
National Australia Bank Ltd. 21,000 611,208
Broadline Retail 0.4%
Wesfarmers Ltd. 17,000 1,066,717
Metals & Mining 1.6%
BHP Group Ltd. 90,000 3,791,186
Rio Tinto plc 13,000 1,273,990
5,065,176
6,743,101
AUSTRIA 0.4%
Banks 0.4%
Erste Group Bank AG 10,000 1,296,471
BELGIUM 0.4%
Banks 0.4%
KBC Group NV 8,000 1,153,094
BRAZIL 1.1%
Banks 0.4%
Itau Unibanco Holding SA, ADR 130,000 1,099,800
Capital Markets 0.3%
B3 SA - Brasil Bolsa Balcao 250,000 775,771
Chemicals 0.4%
Yara International ASA 28,000 1,318,650
3,194,221
CANADA 2.5%
Banks 1.0%
Bank of Montreal (a) 5,000 896,922
Canadian Imperial Bank of
Commerce 18,000 2,131,983
3,028,905
Consumer Staples Distribution & Retail 0.3%
Loblaw Cos. Ltd. 20,000 938,902
Metals & Mining 0.4%
Kinross Gold Corp. 48,000 1,108,800
Oil, Gas & Consumable Fuels 0.8%
Suncor Energy, Inc. 36,000 2,417,548
7,494,155
CHINA 1.7%
Automobiles 0.2%
BYD Co. Ltd., Class H 60,000 718,442
Banks 0.5%
BOC Hong Kong Holdings Ltd. 240,000 1,599,312
Broadline Retail 0.5%
Alibaba Group Holding Ltd., ADR 6,500 794,625
PDD Holdings, Inc., ADR * 7,000 619,920
1,414,545
Interactive Media & Services 0.5%
Tencent Holdings Ltd. 24,000 1,455,415
5,187,714
DENMARK 0.8%
Banks 0.4%
Danske Bank A/S 23,000 1,323,776
Pharmaceuticals 0.4%
Novo Nordisk A/S, Class B 25,000 1,177,937
2,501,713
Common Stocks
Shares Value ($)
FINLAND 1.4%
Communications Equipment 0.2%
Nokia OYJ 80,000 731,838
Machinery 0.8%
Kone OYJ, Class B 20,000 1,155,902
Wartsila OYJ Abp 35,000 1,187,340
2,343,242
Pharmaceuticals 0.4%
Orion OYJ, Class B 13,000 1,222,888
4,297,968
FRANCE 5.6%
Aerospace & Defense 1.2%
Airbus SE 5,000 1,168,853
Safran SA 6,700 2,623,732
3,792,585
Banks 0.4%
BNP Paribas SA 10,000 1,267,750
Chemicals 0.4%
Air Liquide SA 6,600 1,299,797
Construction & Engineering 0.6%
Eiffage SA 12,000 1,708,719
Diversified Telecommunication Services 0.6%
Orange SA 100,000 1,911,085
Food Products 0.6%
Danone SA 22,000 1,713,768
Insurance 0.3%
AXA SA 15,000 778,159
Oil, Gas & Consumable Fuels 1.0%
TotalEnergies SE 35,000 3,108,740
Textiles, Apparel & Luxury Goods 0.5%
Hermes International SCA 300 531,110
LVMH Moet Hennessy Louis
Vuitton SE 1,800 987,025
1,518,135
17,098,738
GERMANY 7.2%
Air Freight & Logistics 0.6%
Deutsche Post AG 27,000 1,797,512
Chemicals 0.3%
BASF SE 15,000 872,035
Construction Materials 0.5%
Heidelberg Materials AG 8,000 1,487,172
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 40,000 1,234,930
Electrical Equipment 0.4%
Siemens Energy AG 8,000 1,360,219
Industrial Conglomerates 1.4%
Siemens AG (Registered) 12,500 4,074,846
Insurance 0.7%
Allianz SE (Registered) 2,100 1,048,159
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 2,000 1,205,051
2,253,210

2 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
GERMANY
Multi-Utilities 0.7%
E.ON SE 100,000 2,159,417
Pharmaceuticals 0.5%
Bayer AG (Registered) 25,000 1,385,510
Semiconductors & Semiconductor Equipment 0.6%
Infineon Technologies AG 25,000 1,782,139
Software 1.1%
SAP SE 18,500 3,358,782
21,765,772
GREECE 0.3%
Banks 0.3%
Alpha Bank SA 200,000 985,446
HONG KONG 1.0%
Food Products 0.4%
WH Group Ltd. Reg. S (b) 1,100,000 1,186,318
Insurance 0.3%
AIA Group Ltd. 75,000 759,514
Real Estate Management & Development 0.3%
CK Asset Holdings Ltd. 200,000 1,221,342
3,167,174
HUNGARY 0.2%
Banks 0.2%
OTP Bank Nyrt. 4,500 665,609
INDONESIA 0.5%
Industrial Conglomerates 0.5%
Jardine Matheson Holdings Ltd. 21,914 1,452,442
IRELAND 0.6%
Banks 0.2%
AIB Group plc 60,000 710,578
Trading Companies & Distributors 0.4%
AerCap Holdings NV 7,000 1,056,300
1,766,878
ISRAEL 0.4%
Banks 0.4%
Bank Hapoalim BM 48,000 1,167,924
ITALY 3.2%
Banks 1.4%
Intesa Sanpaolo SpA 280,000 2,117,244
UniCredit SpA 20,000 1,889,346
4,006,590
Electric Utilities 0.9%
Enel SpA 250,000 2,824,779
Electrical Equipment 0.7%
Prysmian SpA 16,000 2,214,649
Pharmaceuticals 0.2%
Recordati Industria Chimica e
Farmaceutica SpA 12,000 715,014
9,761,032
JAPAN 25.5%
Automobiles 1.0%
Honda Motor Co. Ltd. 75,000 758,206
Suzuki Motor Corp. 95,000 1,248,067
Toyota Motor Corp. 60,000 1,139,948
3,146,221
Common Stocks
Shares Value ($)
JAPAN
Banks 3.3%
Japan Post Bank Co. Ltd. 80,000 1,547,610
Mitsubishi UFJ Financial Group,
Inc. 180,000 4,035,497
Mizuho Financial Group, Inc. 35,000 1,812,120
Sumitomo Mitsui Financial Group,
Inc. 17,000 729,758
Sumitomo Mitsui Trust Group, Inc. 200,000 2,083,226
10,208,211
Beverages 1.0%
Asahi Group Holdings Ltd. 150,000 1,570,937
Kirin Holdings Co. Ltd. 85,000 1,575,543
3,146,480
Building Products 0.3%
Daikin Industries Ltd. (a) 7,000 1,014,652
Capital Markets 0.3%
SBI Holdings, Inc. 45,000 860,901
Chemicals 1.1%
Mitsubishi Chemical Group Corp.
(a) 150,000 1,103,811
Nitto Denko Corp. 80,000 1,665,783
Shin-Etsu Chemical Co. Ltd. 20,000 718,035
3,487,629
Consumer Staples Distribution & Retail 0.5%
Seven & i Holdings Co. Ltd. 110,000 1,458,156
Electrical Equipment 0.7%
Mitsubishi Electric Corp. 58,000 2,114,186
Electronic Equipment, Instruments & Components 0.6%
Murata Manufacturing Co. Ltd. 38,000 1,772,788
Financial Services 0.5%
ORIX Corp. 35,000 1,409,690
Health Care Equipment & Supplies 0.4%
Hoya Corp. 8,000 1,226,356
Household Durables 1.6%
Panasonic Holdings Corp. 70,000 1,848,524
Sony Group Corp. 122,000 2,857,378
4,705,902
Industrial Conglomerates 1.3%
Hitachi Ltd. 117,000 3,883,187
Insurance 0.4%
MS&AD Insurance Group
Holdings, Inc. 40,000 1,239,118
IT Services 0.7%
NEC Corp. 70,000 2,088,979
Machinery 1.6%
Kawasaki Heavy Industries Ltd. (a) 65,000 1,120,193
Komatsu Ltd. 45,000 1,984,281
Kubota Corp. 100,000 1,698,031
4,802,505
Personal Care Products 0.6%
Kao Corp. (a) 86,000 1,765,519
Pharmaceuticals 2.2%
Astellas Pharma, Inc. 105,000 1,444,030
Daiichi Sankyo Co. Ltd. 80,000 1,284,100
Otsuka Holdings Co. Ltd. (a) 26,000 1,810,376
Takeda Pharmaceutical Co. Ltd. 58,000 1,992,585
6,531,091

Nationwide Bailard International Equities Fund - July 31, 2026 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
JAPAN
Professional Services 0.8%
Recruit Holdings Co. Ltd. 31,000 2,436,760
Real Estate Management & Development 0.7%
Daito Trust Construction Co. Ltd. 40,000 846,023
Daiwa House Industry Co. Ltd. 40,000 1,173,663
2,019,686
Semiconductors & Semiconductor Equipment 2.6%
Advantest Corp. 13,000 2,571,361
Renesas Electronics Corp. 65,000 1,312,750
SCREEN Holdings Co. Ltd. 20,000 1,532,812
Tokyo Electron Ltd. 8,100 2,734,450
8,151,373
Specialty Retail 0.3%
Fast Retailing Co. Ltd. 2,000 980,276
Technology Hardware, Storage & Peripherals 1.0%
Canon, Inc. (a) 40,000 1,109,970
FUJIFILM Holdings Corp. 75,000 1,777,993
2,887,963
Trading Companies & Distributors 1.2%
ITOCHU Corp. 130,000 1,633,470
Sumitomo Corp. 200,000 2,103,872
3,737,342
Wireless Telecommunication Services 0.8%
KDDI Corp. 43,000 792,867
SoftBank Corp. 700,000 982,871
SoftBank Group Corp. 20,000 621,879
2,397,617
77,472,588
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Sands China Ltd. (a) 300,000 563,658
MEXICO 0.5%
Banks 0.2%
Grupo Financiero Banorte SAB de
CV, Class O 55,000 636,964
Wireless Telecommunication Services 0.3%
America Movil SAB de CV, ADR 40,000 1,014,000
1,650,964
NETHERLANDS 5.2%
Banks 1.0%
ING Groep NV 85,000 2,972,015
Consumer Staples Distribution & Retail 0.5%
Koninklijke Ahold Delhaize NV 35,000 1,381,378
Diversified Telecommunication Services 0.4%
Koninklijke KPN NV 275,000 1,303,050
Insurance 0.5%
NN Group NV 15,000 1,410,914
Semiconductors & Semiconductor Equipment 2.8%
ASML Holding NV (Registered),
ADR 5,300 8,633,699
15,701,056
NORWAY 0.7%
Diversified Telecommunication Services 0.4%
Telenor ASA 80,000 1,126,449
Common Stocks
Shares Value ($)
NORWAY
Food Products 0.3%
Orkla ASA 103,000 1,145,701
2,272,150
POLAND 0.4%
Banks 0.4%
Powszechna Kasa Oszczednosci
Bank Polski SA 40,000 1,198,029
PORTUGAL 0.3%
Banks 0.3%
Banco Comercial Portugues SA,
Class R 800,000 984,127
SINGAPORE 2.3%
Aerospace & Defense 0.2%
Singapore Technologies
Engineering Ltd. 80,000 627,480
Banks 1.0%
DBS Group Holdings Ltd. 33,000 1,902,618
Oversea-Chinese Banking Corp.
Ltd. 40,000 909,147
2,811,765
Broadline Retail 0.5%
Sea Ltd., ADR * 15,000 1,601,100
Capital Markets 0.6%
Singapore Exchange Ltd. 100,000 1,908,523
6,948,868
SOUTH KOREA 2.8%
Automobiles 0.6%
Kia Corp. 20,000 1,853,683
Banks 0.3%
KB Financial Group, Inc. 8,000 945,848
Household Durables 0.2%
LG Electronics, Inc. 6,000 653,228
Machinery 0.2%
HD Hyundai Heavy Industries Co.
Ltd. 2,000 675,816
Semiconductors & Semiconductor Equipment 0.4%
SK hynix, Inc. 1,100 1,208,539
Technology Hardware, Storage & Peripherals 1.1%
Samsung Electronics Co. Ltd. 18,000 3,241,757
8,578,871
SPAIN 6.0%
Banks 2.2%
Banco Bilbao Vizcaya Argentaria
SA 175,000 4,899,374
CaixaBank SA 100,000 1,449,098
6,348,472
Construction & Engineering 0.8%
ACS Actividades de Construccion
y Servicios SA 19,105 2,436,551
Electric Utilities 1.4%
Endesa SA 37,000 1,807,595
Iberdrola SA 105,602 2,511,653
4,319,248
Energy Equipment & Services 0.2%
Tecnicas Reunidas SA * 20,000 654,615

4 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
SPAIN
IT Services 0.3%
Indra Sistemas SA 12,000 787,640
Specialty Retail 0.6%
Industria de Diseno Textil SA 30,000 1,966,398
Transportation Infrastructure 0.5%
Aena SME SA Reg. S (b) 50,000 1,548,972
18,061,896
SWEDEN 2.1%
Banks 0.5%
Skandinaviska Enskilda Banken
AB, Class A 65,000 1,523,978
Commercial Services & Supplies 0.4%
Securitas AB, Class B 80,000 1,286,181
Communications Equipment 0.5%
Telefonaktiebolaget LM Ericsson,
Class B 150,000 1,496,068
Machinery 0.7%
Sandvik AB 25,000 937,166
Volvo AB, Class B 30,000 1,147,405
2,084,571
6,390,798
SWITZERLAND 3.9%
Capital Markets 0.7%
UBS Group AG (Registered) 38,000 2,003,458
Electrical Equipment 0.7%
ABB Ltd. (Registered) 23,000 2,269,193
Food Products 1.2%
Nestle SA (Registered) 38,000 3,795,255
Insurance 0.3%
Zurich Insurance Group AG 1,000 761,932
Machinery 0.2%
VAT Group AG Reg. S (b) 800 597,546
Textiles, Apparel & Luxury Goods 0.8%
Cie Financiere Richemont SA
(Registered) 10,000 2,362,645
11,790,029
TAIWAN 1.5%
Semiconductors & Semiconductor Equipment 1.5%
Alchip Technologies Ltd. 4,000 372,398
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 10,000 4,042,500
4,414,898
THAILAND 0.3%
Wireless Telecommunication Services 0.3%
Advanced Info Service PCL 70,000 794,490
TURKEY 0.3%
Aerospace & Defense 0.3%
Aselsan Elektronik Sanayi ve
Ticaret A/S 135,000 971,904
UNITED KINGDOM 9.6%
Aerospace & Defense 1.3%
BAE Systems plc 45,000 1,272,234
Rolls-Royce Holdings plc 135,000 2,680,638
3,952,872
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks 1.4%
Barclays plc 200,000 1,376,797
HSBC Holdings plc 140,000 3,003,558
4,380,355
Broadline Retail 0.6%
Next plc 9,000 1,809,962
Diversified Consumer Services 0.4%
Pearson plc 75,000 1,270,403
Hotels, Restaurants & Leisure 0.4%
Compass Group plc 35,000 1,111,150
Household Products 0.4%
Reckitt Benckiser Group plc 19,200 1,355,276
Insurance 0.4%
Admiral Group plc 25,000 1,270,585
Multi-Utilities 0.5%
Centrica plc 735,000 1,535,028
Personal Care Products 0.8%
Unilever plc 38,611 2,452,283
Pharmaceuticals 2.2%
AstraZeneca plc 22,000 3,732,080
GSK plc 100,000 2,589,276
6,321,356
Professional Services 1.0%
Intertek Group plc 17,000 1,340,055
RELX plc 45,000 1,585,807
2,925,862
Software 0.2%
Sage Group plc (The) 50,000 660,071
29,045,203
UNITED STATES 7.5%
Construction & Engineering 0.5%
Ferrovial NV 24,407 1,613,188
Electrical Equipment 0.8%
Schneider Electric SE 7,000 2,349,887
Entertainment 0.3%
Spotify Technology SA * 2,000 999,880
Hotels, Restaurants & Leisure 0.5%
InterContinental Hotels Group plc 10,000 1,616,671
Oil, Gas & Consumable Fuels 1.8%
BP plc 340,000 2,568,892
Shell plc 62,000 2,845,372
5,414,264
Pharmaceuticals 3.6%
Novartis AG (Registered) 30,000 4,683,240
Roche Holding AG 12,000 5,246,783
Sanofi SA 10,000 860,291
10,790,314
22,784,204
Total Common Stocks
(cost $194,861,967) 299,323,185
Short-Term Investments 0.0%
†
Money Market Funds 0.0%
†
BlackRock Liquidity FedFund,
Institutional Shares, 3.56%(c)(d) 39,326 39,326

Nationwide Bailard International Equities Fund - July 31, 2026 (Unaudited) - Statement of Investments - 5
Short-Term Investments
Shares Value ($)
Money Market Funds
Invesco Government & Agency
Portfolio, Institutional Shares,
3.64%(c)(d) 39,326 39,326
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.59%(c)(d) 39,326 39,326
Total Short-Term Investments
(cost $117,978) 117,978
Repurchase Agreement 0.2%
Principal
Amount ($)
CF Secured, LLC, 3.63%,
dated 7/31/2026, due
8/3/2026, repurchase price
$514,389, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056; total
market value $524,677.(d) 514,233 514,233
Total Repurchase Agreement
(cost $514,233) 514,233
Total Investments
(cost $195,494,178) — 98.8% 299,955,396
Other assets in excess of liabilities — 1.2% 3,574,100
NET ASSETS — 100.0%
$303,529,496
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2026. The total value of securities on loan as of
July 31, 2026 was $3,705,257, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $117,978 and $514,233,
respectively,  and by $3,363,820 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% - 5.00%, and maturity dates ranging from
8/13/2026 - 5/15/2056, a total value of $3,996,031.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2026 was
$3,332,836 which represents 1.10% of net assets.
(c) Represents 7-day effective yield as of July 31, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $632,211.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.

6 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bailard International Equities Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bailard International Equities Fund - July 31, 2026 (Unaudited) - Statement of Investments - 7
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 9,344,842 $ – $ 9,344,842
Air Freight & Logistics – 1,797,512 – 1,797,512
Automobiles – 5,718,346 – 5,718,346
Banks 4,765,669 46,160,555 – 50,926,224
Beverages – 3,146,480 – 3,146,480
Broadline Retail 3,015,645 2,876,679 – 5,892,324
Building Products – 1,014,652 – 1,014,652
Capital Markets 775,771 4,772,882 – 5,548,653
Chemicals – 6,978,111 – 6,978,111
Commercial Services & Supplies – 1,286,181 – 1,286,181
Communications Equipment – 2,227,906 – 2,227,906
Construction & Engineering – 5,758,457 – 5,758,457
Construction Materials – 1,487,172 – 1,487,172
Consumer Staples Distribution & Retail 938,902 2,839,535 – 3,778,437
Diversified Consumer Services – 1,270,403 – 1,270,403
Diversified Telecommunication Services – 5,575,514 – 5,575,514
Electric Utilities – 7,144,028 – 7,144,028
Electrical Equipment – 10,308,134 – 10,308,134
Electronic Equipment, Instruments &
Components – 1,772,788 – 1,772,788
Energy Equipment & Services – 654,615 – 654,615
Entertainment 999,880 – – 999,880
Financial Services – 1,409,690 – 1,409,690
Food Products – 7,841,041 – 7,841,041
Health Care Equipment & Supplies – 1,226,356 – 1,226,356
Hotels, Restaurants & Leisure – 3,291,479 – 3,291,479
Household Durables – 5,359,130 – 5,359,130
Household Products – 1,355,276 – 1,355,276
Industrial Conglomerates – 9,410,475 – 9,410,475
Insurance – 8,473,432 – 8,473,432
Interactive Media & Services – 1,455,415 – 1,455,415
IT Services – 2,876,619 – 2,876,619
Machinery – 10,503,679 – 10,503,679
Metals & Mining 1,108,800 5,065,176 – 6,173,976
Multi-Utilities – 3,694,445 – 3,694,445
Oil, Gas & Consumable Fuels 2,417,548 8,523,004 – 10,940,552
Personal Care Products – 4,217,803 – 4,217,803
Pharmaceuticals 3,732,080 24,412,030 – 28,144,110
Professional Services – 5,362,622 – 5,362,622
Real Estate Management & Development – 3,241,029 – 3,241,029
Semiconductors & Semiconductor
Equipment 12,676,200 11,514,449 – 24,190,649
Software – 4,018,853 – 4,018,853
Specialty Retail – 2,946,674 – 2,946,674
Technology Hardware, Storage &
Peripherals – 6,129,720 – 6,129,720
Textiles, Apparel & Luxury Goods – 3,880,780 – 3,880,780
Trading Companies & Distributors 1,056,300 3,737,342 – 4,793,642
Transportation Infrastructure – 1,548,972 – 1,548,972
Wireless Telecommunication Services 1,808,490 2,397,617 – 4,206,107
Total Common Stocks $ 33,295,285 $ 266,027,900 $ – $ 299,323,185
Repurchase Agreement – 514,233 – 514,233
Short-Term Investments 117,978 – – 117,978
Total $ 33,413,263 $ 266,542,133 $ – $ 299,955,396
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Asset-Backed Securities 12 .6%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 1 .2%
Other 1 .2%
Arbor Realty Collateralized
Loan Obligation Ltd.,
Series 2025-BTR1,
Class B, 6.85%,
1/20/2041(a)(b) 4,890,000 4,928,068
D2 Multifamily Credit
Issuer Ltd., Series 2026-
FL1, Class A, 5.12%,
11/19/2043(a)(b) 7,830,000 7,845,378
FS Rialto, Series 2021-
FL3, Class A, 5.07%,
11/16/2036(a)(b) 944,285 944,555
Greystone CRE Notes
LLC, Series 2025-
FL4, Class C, 6.56%,
1/15/2043(a)(b) 2,877,000 2,917,407
MF1, Series 2024-FL16,
Class A, 5.21%,
11/18/2039(a)(b) 5,150,000 5,158,020
MF1 Ltd.
Series 2021-FL7, Class
A, 4.86%, 10/16/2036(a)
(b) 1,481,463 1,482,792
Series 2022-FL8, Class
A, 5.02%, 2/19/2037(a)
(b) 860,665 861,470
PFP Ltd., Series 2026-
13, Class AS, 5.32%,
8/18/2043(a)(b) 4,600,000 4,614,331
Sound Point CLO V-R Ltd.,
Series 2014-1RA, Class
B, 5.74%, 7/18/2031(a)
(b) 1,350,000 1,353,248
30,105,269
UNITED STATES 11 .4%
Airlines 0 .1%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(b) 839,482 804,437
Automobiles 4 .3%
Ally Bank Auto Credit-
Linked Notes
Series 2024-A, Class E,
7.92%, 5/17/2032(b) 186,183 189,458
Series 2024-B, Class F,
8.04%, 9/15/2032(b) 505,180 510,948
Series 2025-A, Class E,
6.07%, 6/15/2033(b) 3,325,103 3,318,135
American Credit
Acceptance Receivables
Trust
Series 2025-2, Class D,
5.50%, 8/12/2031(b) 2,280,000 2,294,966
Series 2025-4, Class D,
5.25%, 9/12/2031(b) 1,640,000 1,632,304
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Arivo Acceptance Auto
Loan Receivables Trust,
Series 2024-1A, Class
B, 6.87%, 6/17/2030(b) 2,410,000 2,431,639
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class
C, 6.48%, 6/20/2030(b) 610,000 622,963
Carvana Auto Receivables
Trust, Series 2024-
N3, Class E, 7.66%,
4/12/2032(b) 3,614,000 3,638,329
Exeter Automobile
Receivables Trust
Series 2022-1A, Class
E, 5.02%, 10/15/2029(b) 9,130,000 9,073,067
Series 2024-4A, Class
E, 7.65%, 2/17/2032(b) 5,270,000 5,447,760
Series 2025-1A, Class
E, 7.48%, 9/15/2032(b) 7,440,000 7,651,446
Series 2025-2A, Class
E, 7.81%, 10/15/2032(b) 1,830,000 1,870,987
Series 2025-3A, Class
E, 7.52%, 12/15/2032(b) 3,590,000 3,638,086
Series 2025-5A, Class
E, 7.15%, 6/15/2033(b) 4,760,000 4,750,599
FHF Issuer Trust
Series 2024-3A, Class
C, 5.43%, 3/17/2031(b) 1,250,000 1,199,111
Series 2024-3A, Class
D, 6.01%, 12/15/2031(b) 710,000 670,004
GLS Auto Receivables
Issuer Trust
Series 2021-4A, Class
E, 4.43%, 10/16/2028(b) 2,360,000 2,355,715
Series 2025-2A, Class
D, 5.59%, 1/15/2031(b) 920,000 923,740
Series 2024-3A, Class
C, 5.21%, 2/18/2031(b) 2,560,000 2,575,643
Series 2024-3A, Class
D, 5.53%, 2/18/2031(b) 3,050,000 3,063,167
Series 2024-2A, Class
E, 7.98%, 5/15/2031(b) 1,453,000 1,505,777
Series 2025-1A, Class
E, 7.19%, 3/15/2032(b) 2,100,000 2,133,906
Series 2025-2A, Class
E, 7.73%, 6/15/2032(b) 1,510,000 1,556,375
Series 2025-4A, Class
E, 7.17%, 12/15/2032(b) 2,530,000 2,558,796
GLS Auto Select
Receivables Trust,
Series 2024-1A, Class
D, 6.43%, 1/15/2031(b) 2,060,000 2,109,800
Huntington Bank Auto
Credit-Linked Notes,
Series 2024-1, Class D,
8.87%, 5/20/2032(a)(b) 144,841 146,963
Kinetic Advantage Master
Owner Trust, Series
2025-1A, Class A,
5.83%, 10/15/2029(a)(b) 4,280,000 4,310,374

Nationwide Strategic Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 9
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Merchants Fleet Funding
LLC, Series 2025-
1A, Class E, 8.48%,
1/20/2039(b) 1,000,000 990,844
Octane Receivables Trust
Series 2022-2A, Class
D, 7.70%, 2/20/2030(b) 1,275,000 1,288,831
Series 2023-1A, Class
D, 7.76%, 3/20/2030(b) 1,500,000 1,535,476
Prestige Auto Receivables
Trust, Series 2023-
2A, Class D, 7.71%,
8/15/2029(b) 1,020,000 1,034,624
Research-Driven Pagaya
Motor Asset Trust,
Series 2025-3A, Class
A2, 5.15%, 2/27/2034(b) 6,040,000 6,054,672
Research-Driven Pagaya
Motor AssetTrust, Series
2026-4A, Class B,
6.63%, 5/25/2035(b) 4,970,000 4,968,747
Santander Bank Auto
Credit-Linked Notes,
Series 2024-A, Class F,
10.17%, 6/15/2032(b) 619,165 638,676
Santander Drive Auto
Receivables Trust
Series 2024-1, Class C,
5.45%, 3/15/2030 830,000 834,695
Series 2024-4, Class D,
5.32%, 12/15/2031 2,270,000 2,272,159
Series 2024-5, Class D,
5.14%, 2/17/2032 2,760,000 2,762,349
Tricolor Auto Securitization
Trust
Series 2024-1A, Class
A, 6.61%, 10/15/2027(b)
(c) 54,572 51,166
Series 2025-1A, Class
A, 4.94%, 2/15/2029(b)
(c) 7,041,235 4,148,513
Veros Auto Receivables
Trust, Series 2025-
1, Class D, 8.79%,
5/17/2032(b) 2,230,000 2,300,678
Westlake Automobile
Receivables Trust,
Series 2024-2A, Class
D, 5.91%, 4/15/2030(b) 2,320,000 2,347,266
103,408,754
Credit Card 0 .0%
†
Continental Finance Credit
Card ABS Master Trust,
Series 2024-A, Class A,
5.78%, 12/15/2032(b) 740,000 742,401
Equipment Loans & Leases 0 .6%
Equify ABS LLC, Series
2024-1A, Class A,
5.43%, 4/18/2033(b) 395,796 396,505
NMEF Funding LLC
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Series 2024-A, Class C,
6.33%, 12/15/2031(b) 1,330,000 1,347,870
Series 2024-A, Class D,
8.75%, 12/15/2031(b) 1,570,000 1,617,373
Series 2025-A, Class D,
8.07%, 7/15/2032(b) 4,180,000 4,277,873
Series 2025-B, Class E,
7.66%, 1/18/2033(b) 6,690,000 6,783,123
14,422,744
Home Equity 2 .4%
ACHM Trust
Series 2024-HE2, Class
A, 5.35%, 10/25/2039(b) 2,423,351 2,406,705
Series 2025-HE3, Class
A, 5.20%, 11/25/2055(a)
(b) 3,764,800 3,686,578
Angel Oak Mortgage
Trust, Series 2025-
HB2, Class A1, 5.22%,
12/25/2055(a)(b) 1,620,787 1,628,533
BRAVO Residential
Funding Trust, Series
2025-HE1, Class A1,
4.97%, 9/25/2072(a)(b) 6,157,257 6,169,849
Citigroup Mortgage Loan
Trust, Series 2026-
HE1, Class B1, 6.72%,
10/25/2056(a)(b) 930,000 928,721
Fig Six Trust, Series 2026-
PF1, Class E, 7.49%,
8/25/2056(a)(b) 1,080,000 1,074,380
FIGRE Trust
Series 2023-HE3, Class
A, 6.44%, 11/25/2053(a)
(b) 522,802 528,439
Series 2024-HE3, Class
A, 5.94%, 7/25/2054(a)
(b) 1,417,940 1,428,198
Series 2025-HE6, Class
A, 5.04%, 9/25/2055(a)
(b) 4,211,480 4,146,111
J.P. Morgan Mortgage
Trust
Series 2026-CES1,
Class A1A, 4.91%,
6/25/2056(b)(d) 4,425,550 4,374,706
Series 2026-CES1,
Class B1, 6.48%,
6/25/2056(a)(b) 6,592,000 6,490,971
J.P. Morgan Mortgage
Trust ACES, Series
2026-ACES1, Class B1,
6.50%, 4/25/2066(a)(b) 8,750,000 8,605,791
Saluda Grade Alternative
Mortgage Trust
Series 2023-FIG4, Class
A, 6.72%, 11/25/2053(a)
(b) 1,561,768 1,582,032
Series 2025-LOC4,
Class A1A, 5.37%,
6/25/2055(a)(b) 3,351,429 3,372,069

10 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Series 2026-HB1, Class
M3, 6.17%, 4/25/2056(a)
(b) 2,800,000 2,806,954
Vista Point Securitization
Trust
Series 2024-CES1,
Class A1, 6.68%,
5/25/2054(b)(d) 670,113 673,456
Series 2025-CES3,
Class A1, 5.30%,
11/25/2055(b)(d) 4,241,427 4,209,248
Series 2026-CES2,
Class M1, 6.28%,
5/25/2056(b)(d) 3,790,000 3,745,400
57,858,141
Manufactured Housing 0 .1%
Cascade MH Asset Trust,
Series 2022-MH1, Class
B1, 8.00%, 8/25/2054(a)
(b) 2,902,375 2,688,139
Other 3 .7%
ACRES LLC, Series 2025-
FL3, Class A, 5.29%,
8/18/2040(a)(b) 2,686,268 2,695,498
Arbor Realty Commercial
Real Estate Notes LLC,
Series 2026-FL2, Class
A, 5.15%, 11/20/2042(a)
(b) 4,940,000 4,940,000
Arbor Realty Commercial
Real Estate Notes Ltd.,
Series 2022-FL1, Class
A, 5.08%, 1/15/2037(a)
(b) 470,520 471,085
BDS LLC, Series 2024-
FL13, Class A, 5.25%,
9/19/2039(a)(b) 1,248,467 1,250,020
BHG Securitization Trust
Series 2024-1CON,
Class C, 6.86%,
4/17/2035(b) 746,871 756,591
Series 2022-C, Class E,
9.73%, 10/17/2035(b) 3,280,000 3,426,734
Series 2023-B, Class C,
8.15%, 12/17/2036(b) 3,329,580 3,407,786
BSPRT Issuer LLC, Series
2024-FL11, Class A,
5.31%, 7/15/2039(a)(b) 1,930,000 1,936,473
Dwight Issuer LLC, Series
2025-FL1, Class B,
6.46%, 6/18/2042(a)(b) 5,080,000 5,098,679
FS Rialto Issuer LLC,
Series 2024-FL9, Class
A, 5.30%, 10/19/2039(a)
(b) 3,320,000 3,325,160
Harvest SBA Loan Trust,
Series 2024-1, Class A,
6.00%, 12/25/2051(a)(b) 1,237,692 1,253,404
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Home Partners of America
Trust, Series 2019-
1, Class F, 4.10%,
9/17/2039(b) 778,187 752,491
Lending Funding Trust,
Series 2020-2A, Class
D, 6.77%, 4/21/2031(b) 3,435,000 3,420,827
LMNT CRE LLC, Series
2025-FL3, Class AS,
5.57%, 7/21/2043(a)(b) 3,750,000 3,761,276
LoanCore Issuer LLC,
Series 2025-CRE9,
Class A, 5.12%,
8/18/2042(a)(b) 4,810,000 4,825,423
MF1, Series 2024-FL15,
Class A, 5.36%,
8/18/2041(a)(b) 1,800,000 1,804,499
MF1 LLC, Series 2025-
FL19, Class C, 6.51%,
5/18/2042(a)(b) 1,340,000 1,342,450
Progress Residential Trust
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 1,014,082
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 792,133
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 374,590
RCKTL, Series 2025-
2A, Class D, 5.25%,
11/27/2034(b) 4,849,000 4,751,838
Reprise Financial
Receivables Trust,
Series 2026-1, Class B,
6.31%, 4/18/2033(b) 2,680,000 2,681,740
SoFi Consumer Loan
Program Trust
Series 2025-4, Class C,
4.91%, 8/25/2035(b) 1,190,000 1,181,093
Series 2025-4, Class D,
5.27%, 8/25/2035(b) 1,990,000 1,973,820
STAR Trust, Series 2026-
SFR8, Class A, 5.07%,
9/17/2043(a)(b) 10,630,000 10,629,963
Tricon Residential Trust
Series 2022-SFR2,
Class E, 7.51%,
7/17/2040(b) 345,000 341,804
Series 2025-SFR1,
Class D, 5.68%,
3/17/2042(a)(b) 2,100,000 2,103,091
Upstart Securitization Trust
Series 2025-1, Class C,
9.27%, 4/20/2035(b) 2,550,000 2,686,506
Series 2025-2, Class C,
6.02%, 6/20/2035(b) 4,044,000 4,055,772
Series 2025-2, Class D,
8.00%, 6/20/2035(b) 4,710,000 4,827,253

Nationwide Strategic Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 11
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
UPSTART Securitization
Trust, Series 2026-
3, Class C, 5.92%,
7/20/2036(b) 4,960,000 4,942,260
86,824,341
Student Loan 0 .2%
Ascent Career Funding
Trust, Series 2024-
1A, Class A, 6.77%,
10/25/2032(b) 902,661 906,170
Bayview Opportunity
Master Fund VII LLC,
Series 2024-EDU1,
Class D, 6.37%,
6/25/2047(a)(b) 697,323 709,627
MPOWER Education
Trust, Series 2025-
A, Class C, 10.84%,
7/21/2042(b) 2,240,000 2,213,849
3,829,646
270,578,603
Total Asset-Backed Securities
(cost  $300,108,814) 300,683,872
Collateralized Mortgage Obligations 8 .1%
BERMUDA 0 .6%
Bellemeade Re Ltd.
Series 2024-1,
Class M1B, 6.82%,
8/25/2034(a)(b) 495,347 496,348
Series 2025-1,
Class M1B, 6.12%,
10/25/2035(a)(b) 2,240,000 2,248,216
Series 2025-1,
Class M1C, 6.87%,
10/25/2035(a)(b) 5,700,000 5,774,169
Bellemeade RE Ltd.,
Series 2021-3A,
Class B1, 7.47%,
9/25/2031(a)(b) 1,380,000 1,411,012
Eagle RE Ltd.
Series 2023-1,
Class M1B, 7.57%,
9/26/2033(a)(b) 1,951,340 1,989,259
Series 2021-2, Class
M2, 7.87%, 4/25/2034(a)
(b) 1,331,774 1,358,777
Home RE Ltd., Series
2023-1, Class M1B,
8.22%, 10/25/2033(a)(b) 253,409 257,806
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 8.02%,
4/25/2034(a)(b) 1,050,000 1,056,348
14,591,935
0
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GERMANY 0 .0%
Radnor RE Ltd., Series
2023-1, Class M1B,
7.97%, 7/25/2033(a)(b) 315,785 321,737
UNITED STATES 7 .5%
660 SRT I LLC, Series
2026-MTG1, Class M2,
6.11%, 10/25/2055(a)(b) 3,609,962 3,606,455
A&D Mortgage Trust
Series 2023-NQM3,
Class B1, 8.01%,
7/25/2068(a)(b) 2,880,000 2,870,003
Series 2023-NQM4,
Class B1, 8.04%,
9/25/2068(a)(b) 1,570,000 1,572,015
Series 2024-NQM5,
Class B1A, 7.66%,
11/25/2069(a)(b) 1,756,000 1,775,674
BRAVO Residential
Funding Trust
Series 2023-NQM7,
Class B1, 7.85%,
9/25/2063(a)(b) 2,535,000 2,537,459
Series 2024-NQM2,
Class B1, 7.91%,
2/25/2064(b) 1,960,000 1,976,606
CFMT LLC, Series
2024-HB14, Class M3,
3.00%, 6/25/2034(a)(b) 1,660,000 1,614,507
COLT Mortgage Loan
Trust
Series 2024-3, Class
B1, 7.79%, 6/25/2069(a)
(b) 4,100,000 4,154,151
Series 2024-4, Class
B1, 7.80%, 7/25/2069(a)
(b) 2,080,000 2,102,027
Series 2024-5, Class
B1, 7.30%, 8/25/2069(a)
(b) 4,512,000 4,525,879
Series 2024-6,
Class B1, 7.49%,
11/25/2069(a)(b) 2,337,000 2,358,956
Series 2025-5, Class
B1, 7.44%, 5/25/2070(a)
(b) 2,200,000 2,215,933
Connecticut Avenue
Securities Trust
Series 2020-R02,
Class 2B1, 6.73%,
1/25/2040(a)(b) 2,445,000 2,464,878
Series 2021-R01,
Class 1B2, 9.62%,
10/25/2041(a)(b) 6,401,143 6,468,837
Series 2021-R03,
Class 1B2, 9.12%,
12/25/2041(a)(b) 2,470,000 2,510,265
Series 2022-R02,
Class 2M2, 6.62%,
1/25/2042(a)(b) 295,592 298,301

12 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
Series 2022-R02,
Class 2B2, 11.27%,
1/25/2042(a)(b) 3,990,000 4,106,869
Series 2023-R03,
Class 2M1, 6.12%,
4/25/2043(a)(b) 261,153 262,688
Series 2023-R06,
Class 1M1, 5.32%,
7/25/2043(a)(b) 143,758 144,071
Series 2024-R02,
Class 1B1, 6.12%,
2/25/2044(a)(b) 1,720,000 1,761,289
Series 2024-R03,
Class 2M2, 5.57%,
3/25/2044(a)(b) 1,090,000 1,098,161
Series 2024-R04,
Class 1A1, 4.62%,
5/25/2044(a)(b) 1,666,098 1,667,664
Series 2024-R05,
Class 2B1, 5.62%,
7/25/2044(a)(b) 1,260,000 1,271,783
Series 2024-R06,
Class 1M2, 5.22%,
9/25/2044(a)(b) 1,081,514 1,083,491
Series 2025-R06,
Class 1A1, 4.52%,
9/25/2045(a)(b) 2,863,465 2,863,381
Series 2025-R06,
Class 1M1, 4.57%,
9/25/2045(a)(b) 2,363,576 2,360,552
DataBank Issuer, Series
2024-1A, Class A2,
5.30%, 1/26/2054(b) 495,000 489,347
FARM Mortgage Trust,
Series 2021-1, Class B,
3.22%, 7/25/2051(a)(b) 258,716 196,299
FHLMC REMICS
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 16,642 162
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 46,443 522
Series 399, Class C5,
IO, 2.00%, 6/25/2036 9,351,224 544,613
Series 4601, Class NI,
IO, 3.50%, 9/15/2045 2,107,170 249,628
Series 5003, Class KI,
IO, 2.50%, 8/25/2050 1,105,610 142,174
FHLMC Seasoned Credit
Risk Transfer Trust
Series 2017-1, Class
M2, 4.00%, 1/25/2056(a)
(b) 1,091,590 1,061,368
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 128,702 124,974
Series 2020-2, Class M,
4.25%, 11/25/2059(a)(b) 419,357 405,628
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC Seasoned Credit
Risk Transfer Trust
FHLMC STACR Debt
Notes, Series 2017-
HRP1, Class B1D,
6.23%, 12/25/2042(a) 1,560,000 1,600,107
FHLMC STACR REMIC
Trust
Series 2021-DNA6,
Class B2, 11.12%,
10/25/2041(a)(b) 1,720,000 1,743,856
Series 2022-DNA1,
Class M2, 6.12%,
1/25/2042(a)(b) 180,000 181,125
Series 2023-DNA1,
Class M1A, 5.72%,
3/25/2043(a)(b) 867,799 876,694
Series 2025-HQA1,
Class M2, 5.27%,
2/25/2045(a)(b) 1,240,000 1,246,972
Series 2025-DNA4,
Class A1, 4.52%,
10/25/2045(a)(b) 3,372,125 3,372,006
Series 2025-DNA4,
Class M1, 4.72%,
10/25/2045(a)(b) 7,548,422 7,565,199
Series 2026-HQA1,
Class A1, 4.62%,
5/25/2046(a)(b) 7,649,750 7,673,026
Series 2020-HQA5,
Class B2, 11.02%,
11/25/2050(a)(b) 630,000 763,942
Series 2020-DNA6,
Class B2, 9.27%,
12/25/2050(a)(b) 790,000 906,739
FHLMC STACR Trust
Series 2019-FTR3,
Class B2, 8.53%,
9/25/2047(a)(b) 4,089,000 4,496,011
Series 2019-FTR4,
Class B2, 8.73%,
11/25/2047(a)(b) 1,280,000 1,416,205
Series 2019-FTR1,
Class B2, 12.08%,
1/25/2048(a)(b) 3,516,000 4,141,180
Series 2018-HQA2,
Class B2, 14.73%,
10/25/2048(a)(b) 2,050,000 2,460,964
Series 2019-DNA3,
Class B2, 11.88%,
7/25/2049(a)(b) 720,000 787,407
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.20%,
6/1/2051(a)(b) 36,517,046 445,694
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 14,961 113
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 29,525 395

Nationwide Strategic Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 13
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FNMA REMICS
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 22,645 232
Series 2019-59,
Class AI, IO, 4.00%,
10/25/2039 1,084,290 155,494
Series 2018-42,
Class SB, IO, 2.47%,
6/25/2048(a) 4,673,339 463,386
Series 2021-78,
Class CI, IO, 4.50%,
11/25/2051 1,777,440 410,902
GCAT Trust
Series 2024-NQM1,
Class B1, 7.89%,
1/25/2059(a)(b) 595,000 599,702
Series 2021-CM1, Class
M1, 3.28%, 4/25/2065(a)
(b) 530,000 483,113
GNMA REMICS
Series 2020-34, Class ,
IO, 5.00%, 12/20/2039 8,783,059 1,581,602
Series 2013-84,
Class SC, IO, 2.78%,
3/16/2040(a) 15,770 372
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 22,447 1,356
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 71,890 10,972
Series 2016-5, Class
CS, IO, 2.37%,
1/20/2046(a) 78,476 7,170
Series 2016-20,
Class SB, IO, 2.32%,
2/20/2046(a) 75,084 7,317
Series 2016-17,
Class JS, IO, 2.32%,
2/20/2046(a) 61,294 5,517
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 43,979 8,935
Series 2016-88,
Class SM, IO, 2.32%,
7/20/2046(a) 80,538 7,609
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 85,325 15,330
Series 2016-118,
Class DS, IO, 2.32%,
9/20/2046(a) 90,898 8,774
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 46,945 7,889
Series 2021-213, Class
EI, IO, 2.50%, 1/20/2049 1,267,590 119,326
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 858,746 139,928
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 292,278 46,067
Series 2025-120, Class
IC, IO, 4.50%, 1/20/2050 7,197,825 1,576,997
Series 2023-70, Class ,
IO, 4.00%, 6/20/2050 6,052,354 1,209,588
Series 2021-213, Class
CI, IO, 2.50%, 7/20/2050 1,457,373 184,509
Series 2021-97, Class
IA, IO, 3.00%, 7/20/2050 4,526,938 751,417
Series 2020-188,
Class GI, IO, 2.00%,
12/20/2050 3,796,936 441,247
Series 2023-168, Class
ID, IO, 2.50%, 3/20/2051 5,053,287 559,029
Series 2021-42, Class
KI, IO, 2.50%, 3/20/2051 1,364,654 173,046
Series 2021-98, Class
EI, IO, 3.00%, 6/20/2051 1,110,638 172,776
Series 2021-96, Class
BI, IO, 3.50%, 6/20/2051 2,794,857 467,755
Series 2021-140, Class ,
IO, 2.50%, 8/20/2051 7,756,629 744,665
Series 2024-24, Class
AI, IO, 2.50%, 8/20/2051 6,946,507 662,996
Series 2021-136, Class
YI, IO, 3.00%, 8/20/2051 7,733,147 908,327
Series 2021-146,
Class QI, IO, 3.00%,
8/20/2051 2,045,612 319,383
Series 2025-173,
Class AI, IO, 2.50%,
10/20/2051 26,911,858 2,702,796
Series 2024-206, Class ,
IO, 2.50%, 10/20/2051 8,011,022 782,720
Series 2021-182,
Class TI, IO, 3.50%,
10/20/2051 932,292 170,564
Series 2021-213,
Class NI, IO, 3.00%,
12/20/2051 1,841,716 220,773
Home Re Ltd.
Series 2026-1,
Class M1C, 6.22%,
1/25/2036(a)(b) 2,150,000 2,162,938
Series 2026-1, Class
M2, 6.82%, 1/25/2036(a)
(b) 1,310,000 1,321,958
Series 2026-1, Class
B1, 7.82%, 1/25/2036(a)
(b) 710,000 722,233
Homeward Opportunities
Fund Trust, Series
2024-RRTL2, Class M1,
8.16%, 9/25/2039(a)(b) 8,130,000 8,129,835
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.24%,
7/25/2051(a)(b) 12,687,564 169,539

14 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Home Re Ltd.
Imperial Fund Mortgage
Trust, Series 2023-
NQM1, Class B1,
8.06%, 2/25/2068(a)(b) 2,270,000 2,262,707
J.P. Morgan Mortgage
Trust
Series 2021-10, Class
AX1, IO, 0.11%,
12/25/2051(a)(b) 24,927,153 149,889
Series 2021-8, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 22,171,007 131,401
LHOME Mortgage Trust,
Series 2024-RTL4,
Class M1, 7.79%,
7/25/2039(a)(b) 3,930,000 3,940,401
MFA Trust
Series 2024-NQM2,
Class B1A, 6.78%,
8/25/2069(a)(b) 1,664,000 1,667,336
Series 2024-NQM2,
Class B1B, 7.29%,
8/25/2069(a)(b) 2,378,000 2,399,648
Morgan Stanley
Residential Mortgage
Loan Trust
Series 2023-NQM1,
Class B2, 7.30%,
9/25/2068(a)(b) 3,264,000 3,261,758
Series 2023-NQM1,
Class B1, 7.30%,
9/25/2068(a)(b) 3,130,000 3,130,369
PRKCM Trust, Series
2023-AFC3, Class B1,
7.77%, 9/25/2058(a)(b) 870,000 867,146
PRPM, Series 2024-
NQM3, Class B1,
7.30%, 8/25/2069(a)(b) 2,610,000 2,615,567
PRPM Trust
Series 2023-NQM2,
Class B1, 6.82%,
8/25/2068(a)(b) 1,240,000 1,237,518
Series 2025-NQM1,
Class B1, 7.78%,
11/25/2069(a)(b) 3,094,000 3,111,045
Radnor Re Ltd., Series
2024-1, Class M1B,
6.52%, 9/25/2034(a)(b) 325,235 325,826
Saluda Grade Alternative
Mortgage Trust, Series
2024-RTL5, Class A1,
7.76%, 4/25/2030(b)(d) 584,195 582,157
STACR Trust, Series
2018-HRP2, Class B2,
14.23%, 2/25/2047(a)(b) 3,630,000 4,316,288
Towd Point Mortgage
Trust, Series 2022-
SJ1, Class B1, 5.25%,
3/25/2062(a)(b) 1,820,000 1,761,992
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
PRPM Trust
Triangle Re Ltd., Series
2023-1, Class M1B,
8.87%, 11/25/2033(a)(b) 1,640,000 1,690,711
Verus Securitization Trust
Series 2023-6, Class
B1, 7.75%, 9/25/2068(a)
(b) 1,529,000 1,527,126
Series 2023-7,
Class B1, 7.92%,
10/25/2068(a)(b) 1,090,000 1,090,613
Series 2023-INV3,
Class B2, 8.16%,
11/25/2068(a)(b) 2,210,000 2,213,615
Series 2023-INV3,
Class B1, 8.16%,
11/25/2068(a)(b) 1,955,000 1,962,142
Series 2024-1, Class
B1, 7.91%, 1/25/2069(a)
(b) 655,000 659,209
Series 2024-2, Class
B1, 7.86%, 2/25/2069(a)
(b) 3,340,000 3,366,072
Series 2024-3, Class
B1, 8.03%, 4/25/2069(a)
(b) 2,125,000 2,151,337
Vista Point Securitization
Trust, Series 2020-
2, Class M1, 3.40%,
4/25/2065(a)(b) 1,325,000 1,277,545
178,899,747
0
Total Collateralized Mortgage Obligations
(cost $191,346,275) 193,813,419
Commercial Mortgage-Backed Securities 3 .0%
UNITED STATES 3 .0%
BAY Trust , Series 2026-
MDWS, Class D, 6.87%,
6/15/2041(a)(b) 10,620,000 10,593,450
BFLD Commercial
Mortgage Trust , Series
2025-5MW, Class F,
9.83%, 10/10/2042(a)(b) 3,370,000 3,528,547
BX Commercial Mortgage
Trust , Series 2026-
LP3, Class A, 5.06%,
4/15/2043(a)(b) 9,816,951 9,847,629
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.68%,
10/10/2048(a) 1,350,000 1,096,051
FHLMC Multifamily
Structured Credit Risk
REMICS
Series 2021-MN1, Class
M2, 7.37%, 1/25/2051(a)
(b) 700,000 711,832

Nationwide Strategic Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 15
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2021-MN3,
Class M2, 7.62%,
11/25/2051(a)(b) 815,000 834,719
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 1,213,434
Hilton Commercial
Mortgage Trust , Series
2024-ORL, Class D,
6.87%, 5/15/2037(a)(b) 540,000 540,169
HTL Commercial Mortgage
Trust , Series 2024-
T53, Class D, 8.20%,
5/10/2039(a)(b) 2,880,000 2,906,841
J.P. Morgan Chase
Commercial Mortgage
Securities Trust , Series
2024-OMNI, Class D,
5.80%, 10/5/2039(a)(b) 260,000 258,202
KSL Commercial Mortgage
Trust
Series 2026-HT3, Class
A, 5.18%, 6/15/2043(a)
(b) 2,720,000 2,725,097
Series 2026-HT3, Class
D, 6.43%, 6/15/2043(a)
(b) 6,000,000 6,014,814
MCR Mortgage Trust
Series 2024-TWA, Class
D, 7.40%, 6/12/2039(b) 2,600,000 2,601,655
Series 2024-TWA, Class
F, 10.38%, 6/12/2039(b) 1,960,000 1,968,390
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 420,000 322,350
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 6.98%,
10/25/2049(a)(b) 679,743 685,773
PRM Trust
Series 2025-PRM6,
Class E, 6.58%,
7/5/2033(a)(b) 3,430,000 3,415,943
Series 2025-PRM6,
Class F, 7.06%,
7/5/2033(a)(b) 1,820,000 1,806,028
SLG Office Trust
Series 2026-OMA, Class
F, 7.92%, 4/15/2041(a)
(b) 3,770,000 3,737,470
Series 2021-OVA, Class
E, 2.85%, 7/15/2041(b) 1,975,000 1,683,874
SMRT Commercial
Mortgage Trust , Series
2022-MINI, Class E,
6.38%, 1/15/2039(a)(b) 3,110,000 3,104,169
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
THPT Mortgage Trust ,
Series 2023-THL, Class
C, 8.53%, 12/10/2034(a)
(b) 700,000 700,651
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.53%, 10/15/2050(a) 810,000 766,727
Velocity Commercial
Capital Loan Trust
Series 2024-6, Class A,
5.81%, 12/25/2054(a)(b) 851,580 847,342
Series 2025-1, Class A,
6.03%, 2/25/2055(a)(b) 1,279,419 1,278,459
VRTX Trust
Series 2025-HQ, Class
B, 5.49%, 8/5/2042(a)(b) 2,610,000 2,534,809
Series 2025-HQ, Class
C, 5.92%, 8/5/2042(a)(b) 1,250,000 1,214,345
Series 2025-HQ, Class
D, 6.60%, 8/5/2042(a)(b) 1,330,000 1,297,123
Wells Fargo Commercial
Mortgage Trust
Series 2026-1250B,
Class C, 5.41%,
3/10/2041(a)(b) 1,860,000 1,824,050
Series 2026-1250B,
Class D, 6.38%,
3/10/2041(a)(b) 1,830,000 1,816,095
71,876,038
Total Commercial Mortgage-Backed
Securities
(cost $72,353,561)
71,876,038
Corporate Bonds 58 .7%
AUSTRALIA 0 .7%
Capital Markets 0 .5%
Macquarie Bank Ltd.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.45%), 5.64%,
8/13/2036(b)(e) 6,105,000 5,971,859
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.35%), 5.82%,
6/10/2037(b)(e) 7,470,000 7,307,072
13,278,931
Financial Services 0 .2%
Woodside Finance Ltd.,
6.00%, 5/19/2035 3,750,000 3,828,371
17,107,302

16 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA 4 .5%
Financial Services 0 .4%
2001 Cat RE Ltd., Series
A, (JMMMUSTF +
12.24%), 15.85%,
1/8/2027(b)(e) 250,000 251,475
Acorn Re Ltd., Series A,
(GSMMUSTF + 3.10%),
6.68%, 11/5/2027(b)(e) 500,000 505,450
Alamo Re Ltd., Series B,
(1 Month Treasury Bill
Rate + 7.25%), 11.00%,
6/7/2028(b)(e) 1,000,000 1,008,600
Alamo Re Ltd., Series A,
(1 Month Treasury Bill
Rate + 5.25%), 9.00%,
6/7/2029(b)(e) 1,000,000 1,003,800
High Point Re Ltd., Series
A, 9.23%, 1/6/2027(b) 250,000 250,000
Merna Re Companywide
Ltd., Series A..,
(JMMMUSTF + 7.00%),
10.61%, 7/7/2028(b)(e) 500,000 512,700
Mona Lisa Re Ltd., Series
B, (BRMMUSDF +
12.00%), 15.61%,
1/8/2030(b)(e) 2,000,000 2,011,400
Mona Lisa Re Ltd.,
Series A, (BRMMUSDF
+ 5.50%), 9.11%,
1/8/2031(b)(e) 2,250,000 2,280,825
Skyline Re II Ltd., Series
A, (1 Month Treasury Bill
Rate + 3.50%), 7.26%,
1/7/2030(b)(e) 2,000,000 2,030,000
9,854,250
Insurance 3 .9%
123 Lights Re Ltd.,
Series A, (FHMMUSTF
+ 11.00%), 14.58%,
9/14/2028(b)(e) 250,000 265,825
Aquila Re I Ltd., Series
A-1, Class 1, (3 Month
Treasury Bill Rate
+ 3.50%), 7.25%,
6/10/2030(b)(e) 1,000,000 997,400
Aquila Re I Ltd., Series
B-1, Class 1, (3 Month
Treasury Bill Rate
+ 4.25%), 8.00%,
6/10/2030(b)(e) 1,000,000 997,400
Armor RE II Ltd., Series A,
(BRMMUSDF + 8.50%),
12.11%, 1/7/2028(b)(e) 500,000 524,250
Baldwin Re Ltd., Series A,
(BRMMUSDF + 3.75%),
7.36%, 7/9/2029(b)(e) 1,250,000 1,264,250
Blue Ridge Re Ltd.,
Series A, (FHMMUSTF
+ 3.50%), 7.07%,
1/8/2029(b)(e) 1,500,000 1,496,700
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Blue Ridge Re Ltd.,
Series B, (FHMMUSTF
+ 6.00%), 9.57%,
1/8/2029(b)(e) 1,500,000 1,500,450
Blue Ridge Re Ltd.,
Series C, (FHMMUSTF
+ 8.00%), 11.57%,
1/8/2029(b)(e) 1,500,000 1,476,450
Bluebonnet RE Ltd.,
Series B, (FHMMUSTF
+ 9.22%), 12.80%,
6/7/2028(b)(e) 250,000 256,850
Bluebonnet RE Ltd.,
Series C, (FHMMUSTF
+ 12.43%), 16.01%,
6/7/2028(b)(e) 250,000 257,150
Bonanza RE Ltd., Series
B, (MSMMUSTF
+ 3.50%), 7.06%,
12/19/2027(b)(e) 250,000 251,700
Bonanza RE Ltd., Series
C, (MSMMUSTF
+ 5.09%), 8.65%,
12/19/2027(b)(e) 500,000 507,750
Bridge Street Re Ltd.
Series A, (JMMMUSTF
+ 4.00%), 7.61%,
1/7/2028(b)(e) 1,000,000 1,004,200
Series A, (JMMMUSTF
+ 7.75%), 11.36%,
1/8/2029(b)(e) 2,500,000 2,540,750
Cape Lookout Re Ltd.,
Series A, (FHMMUSTF
+ 6.90%), 10.47%,
3/13/2028(b)(e) 500,000 525,100
Chartwell RE Ltd., Series
A, (JMMMUSTF
+ 6.36%), 9.96%,
6/7/2028(b)(e) 500,000 518,250
Chartwell RE Ltd., Series
B, (JMMMUSTF +
7.61%), 11.22%,
6/7/2028(b)(e) 250,000 257,050
Citrus Re Ltd.
Series A, (BRMMUSDF
+ 8.29%), 11.90%,
6/7/2028(b)(e) 500,000 510,350
Series A, (3 Month
Treasury Bill Rate
+ 5.25%), 9.00%,
6/7/2029(b)(e) 500,000 505,350
Commonwealth RE Ltd.
Series A, (JMMMUSTF
+ 3.75%), 7.36%,
7/10/2028(b)(e) 500,000 505,750
Series A, (BRMMUSDF
+ 3.00%), 6.61%,
7/9/2029(b)(e) 1,000,000 998,400

Nationwide Strategic Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Finca RE Ltd., Series A,
(BRMMUSDF + 5.25%),
8.86%, 6/7/2028(b)(e) 500,000 507,900
First Coast Re IV Ltd.,
Series A, (JMMMUSTF
+ 6.50%), 10.11%,
3/10/2028(b)(e) 500,000 502,900
First Coast Re IV Ltd.,
Series B, (JMMMUSTF
+ 7.50%), 11.11%,
3/10/2028(b)(e) 250,000 251,025
FloodSmart Re Ltd.,
Series A, (FHMMUSTF
+ 14.36%), 17.94%,
3/12/2027(b)(e) 1,000,000 1,032,300
Foundation Re IV Ltd.,
Series A, (JMMMUSTF
+ 3.50%), 7.11%,
1/7/2030(b)(e) 3,000,000 3,054,300
Four Lakes Re Ltd.
Series A, (BRMMUSDF
+ 5.05%), 8.66%,
1/7/2028(b)(e) 2,000,000 2,014,600
Series A, (BRMMUSDF
+ 3.25%), 6.86%,
1/8/2029(b)(e) 1,000,000 997,900
Four Lakes Re Ltd.
Series B, (BRMMUSDF
+ 9.23%), 12.84%,
1/7/2028(b)(e) 500,000 504,900
Series B, (BRMMUSDF
+ 6.00%), 9.61%,
1/8/2029(b)(e) 3,000,000 3,063,000
Fuchsia - London Bridge 2
PCC Ltd.
Series A, (FRMMUSTI
+ 5.14%), 8.74%,
4/6/2028(b)(e) 500,000 505,900
Series A, (FRMMUSTF
+ 3.25%), 6.85%,
4/6/2029(b)(e) 1,000,000 989,200
Genesee Street Re
Ltd., Series 2025,
(BRMMUSDF + 3.38%),
6.99%, 4/7/2028(b)(e) 500,000 501,600
Handshake Re Ltd.,
Series A, (JMMMUSTF
+ 4.50%), 8.11%,
1/8/2030(b)(e) 1,750,000 1,720,600
Herbie Re Ltd.
Series A, (JMMMUSTF
+ 6.90%), 10.51%,
1/7/2028(b)(e) 500,000 495,100
Series A, (JMMMUSTF
+ 8.15%), 11.76%,
1/8/2029(b)(e) 500,000 502,350
Series A, (MSMMUSTF
+ 4.25%), 7.81%,
1/7/2030(b)(e) 1,000,000 1,005,100
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Herbie Re Ltd., Series B,
(JMMMUSTF + 9.90%),
13.51%, 1/8/2028(b)(e) 250,000 246,550
Hypatia Ltd., Series A,
(BNMMDTSC + 5.00%),
8.58%, 5/14/2029(b)(e) 1,000,000 1,001,200
Integrity RE III Ltd., Series
A-2, (FHMMUSTF
+ 8.09%), 11.67%,
6/6/2028(b)(e) 500,000 515,500
Integrity RE III Ltd., Series
B-2, (FHMMUSTF
+ 10.00%), 13.58%,
6/6/2028(b)(e) 500,000 513,650
Kilimanjaro II Re Ltd.,
Series A, (BRMMUSDF
+ 6.25%), 9.86%,
6/30/2028(b)(e) 1,000,000 1,036,700
Kilimanjaro II Re Ltd.,
Series B, (BRMMUSDF
+ 7.25%), 10.86%,
6/30/2028(b)(e) 500,000 520,800
Kilimanjaro II Re Ltd.,
Series C-1, (GSMMUSTI
+ 4.00%), 7.58%,
7/9/2029(b)(e) 1,000,000 1,014,000
Kilimanjaro II Re Ltd.,
Series D-1, (GSMMUSTI
+ 6.50%), 10.08%,
7/9/2029(b)(e) 1,000,000 1,016,100
Kilimanjaro II Re Ltd.,
Series C-2, (GSMMUSTI
+ 4.00%), 7.58%,
7/8/2030(b)(e) 1,250,000 1,275,875
Kilimanjaro II Re Ltd.,
Series D-2, (GSMMUSTI
+ 6.50%), 10.08%,
7/8/2030(b)(e) 1,250,000 1,263,250
Locke Tavern Re Ltd.,
Series A, (JMMMUSTF
+ 3.25%), 6.86%,
4/9/2029(b)(e) 500,000 496,350
Matterhorn Re Ltd.
Series B, (BRMMUSDF
+ 0.00%), 3.61%,
12/7/2026(b)(e) 750,000 704,925
Series B, (BRMMUSDF
+ 11.75%), 15.31%,
2/16/2029(b)(e) 1,000,000 991,300
Matterhorn Re Ltd.
Series A, (BRMMUSDF
+ 5.50%), 9.11%,
12/7/2027(b)(e) 750,000 750,075
Series A, (BRMMUSDF
+ 2.50%), 6.11%,
9/22/2028(b)(e) 250,000 250,100
Series A, (BRMMUSDF
+ 7.75%), 11.36%,
2/16/2029(b)(e) 300,000 298,290

18 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Mayflower Re Ltd.,
Series A, (FHMMUSTF
+ 3.50%), 7.08%,
7/7/2028(b)(e) 750,000 760,650
Meadows Ltd., Series B,
(GSMMUSTI + 11.50%),
15.08%, 12/7/2029(b)(e) 750,000 723,000
Meadows Ltd., Series A,
(GSMMUSTI + 12.25%),
15.83%, 12/7/2029(b)(e) 250,000 253,800
Merna Re Enterprise Ltd.,
Series A., (JMMMUSTF
+ 7.75%), 11.36%,
7/7/2028(b)(e) 500,000 532,450
Merna Re Enterprise Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 6.25%), 10.00%,
7/9/2029(b)(e) 1,000,000 1,039,200
Merna Re Enterprise Ltd.,
Series C, (3 Month
Treasury Bill Rate
+ 9.25%), 13.00%,
7/9/2029(b)(e) 500,000 516,150
Merna Reinsurance II Ltd.
Series A, (GSMMUSTI
+ 7.47%), 11.05%,
7/7/2027(b)(e) 250,000 258,000
Series A, (JMMMUSTF
+ 8.75%), 12.36%,
7/7/2028(b)(e) 500,000 527,200
Merna Reinsurance II Ltd.,
Series C, (GSMMUSTI
+ 8.49%), 12.07%,
7/7/2027(b)(e) 500,000 519,500
Merna Reinsurance II Ltd.,
Series B, (GSMMUSTI
+ 8.75%), 12.33%,
7/7/2027(b)(e) 250,000 256,325
Montoya Re Ltd.
Series A, (MSMMUSTF
+ 5.17%), 8.73%,
4/7/2028(b)(e) 500,000 495,550
Series A, (JMMMUSTF
+ 5.25%), 8.86%,
4/9/2030(b)(e) 2,250,000 2,271,150
Mystic Re IV Ltd.
Series A, (GSMMUSTI
+ 4.90%), 8.48%,
1/10/2028(b)(e) 250,000 249,600
Series A, (GSMMUSTI
+ 3.25%), 6.83%,
1/8/2029(b)(e) 500,000 495,050
Mystic Re IV Ltd., Series
B, (GSMMUSTI +
6.90%), 10.48%,
1/8/2029(b)(e) 750,000 743,100
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Northshore Re II Ltd.,
Series A, (BRMMUSDF
+ 5.00%), 8.61%,
4/7/2028(b)(e) 1,000,000 1,009,600
Oceanside RE Ltd.,
Series A, (BNMMDTSC
+ 6.12%), 9.70%,
5/15/2028(b)(e) 250,000 253,225
Ocelot Re Ltd., Series A,
(BRMMUSDF + 4.50%),
8.11%, 2/26/2029(b)(e) 750,000 772,650
Palm RE Ltd.
Series A, (BNMMDTSC
+ 9.82%), 13.40%,
6/7/2027(b)(e) 250,000 256,775
Series A, (BNMMDTSC
+ 7.75%), 11.33%,
6/7/2028(b)(e) 500,000 524,500
Series A, (BRMMUSDF
+ 5.00%), 8.61%,
6/7/2029(b)(e) 1,000,000 1,030,000
Purple Re Ltd.
Series A, (JMMMUSTF
+ 8.88%), 12.49%,
6/7/2027(b)(e) 250,000 257,375
Series A, (JMMMUSTF
+ 7.25%), 10.86%,
6/7/2028(b)(e) 250,000 260,375
Ramble RE Ltd.
Series A, (JMMMUSTF
+ 6.48%), 10.09%,
3/5/2027(b)(e) 500,000 498,950
Series A, (JMMMUSTF
+ 5.00%), 8.61%,
6/29/2029(b)(e) 1,000,000 1,008,000
Sakura RE Ltd., Series A,
(BRMMUSDF + 2.71%),
6.30%, 4/5/2029(b)(e) 1,000,000 1,010,600
Sanders RE II Ltd., Series
A-1, (GSMMUSTI
+ 4.00%), 7.58%,
4/7/2028(b)(e) 400,000 405,240
Sanders RE II Ltd., Series
B-1, (GSMMUSTI
+ 4.50%), 8.08%,
4/7/2028(b)(e) 650,000 661,050
Sanders RE II Ltd.,
Series A, (BRMMUSDF
+ 3.99%), 7.60%,
4/7/2029(b)(e) 2,250,000 2,268,450
Sanders RE II Ltd.,
Series B, (BRMMUSDF
+ 5.36%), 8.97%,
4/7/2029(b)(e) 2,250,000 2,281,275
Sanders RE II Ltd., Series
A-2, (GSMMUSTI
+ 4.25%), 7.83%,
4/8/2030(b)(e) 400,000 417,000

Nationwide Strategic Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Sanders RE II Ltd., Series
B-2, (GSMMUSTI
+ 4.75%), 8.33%,
4/8/2030(b)(e) 1,400,000 1,469,860
Sanders Re III Ltd.,
(BRMMUSDF + 5.47%),
9.08%, 4/7/2027(b)(e) 250,000 252,375
Sanders Re III Ltd.,
Series A, (BRMMUSDF
+ 5.56%), 9.15%,
4/7/2028(b)(e) 1,250,000 1,295,000
Sanders Re III Ltd., Series
B-1, (3 Month Treasury
Bill Rate + 5.00%),
8.75%, 4/8/2030(b)(e) 250,000 250,800
Sanders Re III Ltd., Series
b-2, (3 Month Treasury
Bill Rate + 5.00%),
8.75%, 4/7/2031(b)(e) 250,000 251,750
Sanders Re IV Ltd., Series
A-1, (HSMMUSTF
+ 3.50%), 7.09%,
4/8/2030(b)(e) 250,000 250,100
Sanders Re IV Ltd., Series
A-2, (HSMMUSTF
+ 3.50%), 7.09%,
4/7/2031(b)(e) 250,000 250,500
Topanga Re Ltd., Series A,
(JMMMUSTF + 4.75%),
8.36%, 1/7/2030(b)(e) 2,500,000 2,537,000
Topanga Re Ltd., Series B,
(JMMMUSTF + 5.75%),
9.36%, 1/7/2030(b)(e) 2,000,000 1,998,600
Torrey Pines Re Ltd.
Series A, (BRMMUSDF
+ 4.02%), 7.63%,
6/7/2028(b)(e) 500,000 512,300
Series A, (1 Month
Treasury Bill Rate
+ 3.00%), 6.75%,
6/7/2029(b)(e) 1,000,000 1,005,100
Torrey Pines Re Ltd.,
Series B, (BRMMUSDF
+ 4.82%), 8.43%,
6/7/2028(b)(e) 250,000 255,925
Turris RE Ltd., Series A,
(JMMMUSTF + 2.40%),
6.01%, 1/8/2029(b)(e) 750,000 749,325
Ursa Re II Ltd., Series FG,
(MSMMUSTF + 7.50%),
11.25%, 6/7/2028(b)(e) 500,000 510,900
Ursa Re II Ltd., Series E,
(MSMMUSTF + 5.00%),
8.56%, 12/7/2029(b)(e) 1,250,000 1,263,625
Ursa Re Ltd., Series F,
(GSMMUSTI + 7.50%),
11.08%, 2/22/2028(b)(e) 500,000 514,900
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Veraison Re Ltd.
Series A, (GSMMUSTI
+ 4.74%), 8.32%,
3/8/2027(b)(e) 500,000 505,350
Series A, (GSMMUSTI
+ 3.50%), 7.08%,
3/8/2028(b)(e) 250,000 252,025
Series A, (GSMMUSTI
+ 2.90%), 6.48%,
3/8/2029(b)(e) 250,000 252,500
Veraison Re Ltd.
Series B, (GSMMUSTI
+ 5.00%), 8.55%,
3/8/2028(b)(e) 250,000 253,175
Series B, (GSMMUSTI
+ 4.15%), 7.73%,
3/8/2029(b)(e) 250,000 250,000
Windrose Re Ltd., Series
B, (3 Month Treasury Bill
Rate + 8.00%), 8.00%,
2/13/2029(b)(e) 1,000,000 993,100
Windrose Re Ltd., Series
A, (HSMMUSTF
+ 5.25%), 8.84%,
2/13/2029(b)(e) 2,500,000 2,491,250
Winston RE Ltd.
Series A, (BNMMDTSC
+ 10.21%), 13.79%,
2/26/2027(b)(e) 250,000 254,800
Series A, (BNMMDTSC
+ 7.13%), 10.71%,
2/21/2028(b)(e) 500,000 523,350
Winston RE Ltd., Series
B, (BNMMDTSC +
11.69%), 15.27%,
2/26/2027(b)(e) 250,000 252,825
88,656,940
Metals & Mining 0 .2%
Galileo Re Ltd.
Series A, (GSMMUSTI
+ 7.00%), 10.59%,
1/7/2028(b)(e) 1,500,000 1,542,450
Series A, (JMMMUSTF
+ 3.25%), 6.86%,
1/8/2030(b)(e) 1,500,000 1,498,650
Galileo Re Ltd., Series B,
(JMMMUSTF + 5.00%),
8.61%, 1/8/2030(b)(e) 1,500,000 1,464,450
4,505,550
103,016,740
BRAZIL 0 .1%
Food Products 0 .1%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 1,925,000 1,685,388

20 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA 1 .6%
Banks 0 .2%
Bank of Nova Scotia
(The), (SOFR + 1.05%),
4.81%, 2/2/2034(e) 5,880,000 5,690,584
Commercial Services & Supplies 0 .5%
Element Fleet
Management Corp.
5.64%, 3/13/2027(b) 1,500,000 1,508,274
4.80%, 5/29/2029(b)(f) 1,340,000 1,331,782
5.04%, 3/25/2030(b) 5,705,000 5,680,061
4.64%, 11/24/2030(b) 2,500,000 2,448,895
10,969,012
Energy Equipment & Services 0 .1%
Enerflex, Inc., 6.88%,
1/15/2031(b) 2,450,000 2,490,183
Oil, Gas & Consumable Fuels 0 .8%
Enbridge, Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.97%), 7.20%,
6/27/2054(e)(f) 490,000 515,955
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.12%), 7.38%,
3/15/2055(e)(f) 490,000 511,634
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.43%), 8.50%,
1/15/2084(e)(f) 928,000 1,048,670
International Petroleum
Corp.
Reg. S, 7.50%,
10/10/2030(f) 14,500,000 14,743,500
South Bow Canadian
Infrastructure Holdings
Ltd., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.67%), 7.50%,
3/1/2055(e) 805,000 849,476
TransCanada PipeLines
Ltd., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.12%), 6.38%,
10/17/2056(e)(f) 1,570,000 1,574,727
19,243,962
38,393,741
CAYMAN ISLANDS 0 .2%
Consumer Finance 0 .1%
Global Aircraft Leasing Co.
Ltd., 8.75%, 9/1/2027(b) 2,465,000 2,504,253
Corporate Bonds
Principal
Amount ($) Value ($)
CAYMAN ISLANDS
Insurance 0 .1%
Long Point Re IV Ltd.,
Series A, (1 Month
Treasury Bill Rate
+ 3.50%), 7.25%,
6/3/2030(b)(e) 1,000,000 998,000
Residential Reinsurance
2004 Ltd., Series 4,
(JMMMUSTF + 5.29%),
8.90%, 12/6/2028(b)(e) 750,000 764,250
Residential Reinsurance
2004 Ltd., Series 3,
(JMMMUSTF + 7.13%),
10.74%, 12/6/2028(b)(e) 750,000 763,050
Vitality Re XIV Ltd.,
Series A, (FHMMUSTF
+ 3.50%), 7.08%,
1/5/2027(b)(e) 500,000 503,050
Vitality Re XVII Ltd.,
Series A, (GSMMUSTI
+ 2.00%), 5.58%,
1/8/2030(b)(e) 1,250,000 1,248,375
4,276,725
6,780,978
CHILE 0 .2%
Metals & Mining 0 .2%
Corp. Nacional del Cobre
de Chile, 6.78%,
1/13/2055(b) 3,275,000 3,353,436
COLOMBIA 0 .9%
Food Products 0 .5%
Grupo Nutresa SA, 9.00%,
5/12/2035(b)(f) 11,635,000 12,885,745
Passenger Airlines 0 .4%
ABRA Global Finance,
6.00%, 10/22/2029(b)(g) 9,728,594 9,467,684
22,353,429
CYPRUS 0 .4%
Construction & Engineering 0 .4%
ASG Finance DAC, 9.75%,
5/15/2029(b) 11,108,000 9,698,839
FINLAND 0 .2%
Banks 0 .2%
Nordea Bank Abp
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.72%), 6.75%,
11/10/2033(b)(e)(h) 1,895,000 1,889,196
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/1/2029(b)(e)(h) 1,840,000 1,720,400
3,609,596

Nationwide Strategic Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE 4 .3%
Banks 3 .6%
Banque Federative du
Credit Mutuel SA
4.54%, 1/15/2031(b) 5,710,000 5,556,394
(SOFR + 1.20%),
5.15%, 7/9/2032(b)(e) 18,090,000 17,853,602
BNP Paribas SA
(SOFR + 1.68%),
5.09%, 5/9/2031(b)(e)(f) 9,500,000 9,484,322
(SOFR + 1.62%),
5.79%, 1/13/2033(b)(e) 3,170,000 3,228,345
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 6.88%,
12/15/2033(b)(e)(h) 4,600,000 4,556,245
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.13%), 7.45%,
6/27/2035(b)(e)(h) 5,715,000 5,792,261
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.54%), 7.38%,
9/10/2034(b)(e)(h) 682,000 697,405
BPCE SA
(SOFR + 1.85%),
5.94%, 5/30/2035(b)(e) 1,375,000 1,383,047
(SOFR + 2.04%),
6.29%, 1/14/2036(b)(e) 5,895,000 6,020,495
(SOFR + 1.63%),
5.77%, 6/2/2037(b)(e)(f) 7,875,000 7,725,481
Credit Agricole SA
(SOFR + 1.13%),
5.19%, 8/1/2032(b)(e) 4,614,000 4,581,185
(SOFR + 1.43%),
5.26%, 1/12/2037(b)(e) 14,330,000 13,801,804
Societe Generale SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.60%), 6.10%,
4/13/2033(b)(e) 2,935,000 3,008,980
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(e) 1,400,000 1,430,214
85,119,780
Electric Utilities 0 .7%
Electricite de France SA,
6.13%, 4/22/2056(b)(f) 16,905,000 15,937,493
101,057,273
GERMANY 0 .9%
Automobiles 0 .2%
Volkswagen Group of
America Finance LLC,
4.85%, 9/11/2030(b) 4,275,000 4,205,860
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY
Capital Markets 0 .2%
Deutsche Bank AG,
(SOFR + 1.10%),
4.47%, 12/10/2031(e) 4,470,000 4,357,678
Insurance 0 .5%
Allianz SE
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.32%), 6.55%,
10/30/2033(b)(e)(f)(h) 6,000,000 6,026,010
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.23%), 6.50%,
10/30/2034(b)(e)(h) 3,200,000 3,175,263
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.77%), 5.60%,
9/3/2054(b)(e) 3,600,000 3,553,158
12,754,431
21,317,969
GREECE 0 .3%
Marine Transportation 0 .3%
Danaos Corp., 6.88%,
10/15/2032(b) 7,122,000 7,276,042
IRELAND 0 .4%
Consumer Finance 0 .4%
Avolon Holdings Funding
Ltd.
6.38%, 5/4/2028(b) 2,025,000 2,071,636
5.15%, 1/15/2030(b) 3,500,000 3,492,288
5.38%, 5/30/2030(b) 1,650,000 1,653,921
4.70%, 1/30/2031(b) 2,160,000 2,103,450
9,321,295
Insurance 0 .0%
†
Atlas Capital DAC, Series
2025, (SOFR + 7.25%),
10.84%, 6/7/2028(b)(e) 500,000 509,100
9,830,395
ISRAEL 0 .2%
Pharmaceuticals 0 .2%
Teva Pharmaceutical
Finance Netherlands II
BV, 4.38%, 5/9/2030 EUR 4,007,000 4,672,273
ITALY 0 .1%
Banks 0 .1%
UniCredit SpA, (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(e)(f) 2,260,000 2,269,227

22 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN 5 .0%
Banks 2 .2%
Mitsubishi UFJ Financial
Group, Inc., (US
Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year +
0.82%), 5.19%,
7/23/2032(e) 5,090,000 5,081,664
Mizuho Financial Group,
Inc., (US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.97%), 5.34%,
7/13/2037(e) 28,490,000 27,740,824
Norinchukin Bank (The),
4.67%, 9/9/2030(b)(f) 2,535,000 2,483,828
Sumitomo Mitsui Financial
Group, Inc.
(SOFR + 1.02%),
4.49%, 1/15/2032(e)(f) 8,090,000 7,866,031
(SOFR + 1.22%),
5.14%, 7/7/2034(e) 2,950,000 2,898,849
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.30%), 5.33%,
3/3/2041(e) 6,355,000 6,065,129
52,136,325
Capital Markets 0 .6%
Nomura Holdings, Inc.
5.78%, 7/3/2034(f) 1,335,000 1,354,646
5.55%, 7/14/2036 13,045,000 12,803,862
14,158,508
Insurance 2 .2%
Dai-ichi Life Insurance
Co. Ltd., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.52%), 6.20%,
1/16/2035(b)(e)(f)(h) 9,760,000 9,833,044
Meiji Yasuda Life
Insurance Co., (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
2.91%), 6.10%,
6/11/2055(b)(e)(f) 17,525,000 17,470,115
Nippon Life Insurance
Co., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.19%), 6.50%,
4/30/2055(b)(e)(f) 9,150,000 9,415,222
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN
Insurance
Sumitomo Life Insurance
Co., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 5.88%,
9/10/2055(b)(e)(f) 16,500,000 16,225,777
52,944,158
119,238,991
MACAU 0 .2%
Hotels, Restaurants & Leisure 0 .2%
Wynn Macau Ltd., 6.75%,
2/15/2034(b)(f) 4,855,000 4,772,662
MEXICO 2 .2%
Diversified Telecommunication Services 0 .8%
Total Play
Telecomunicaciones
SA de CV, 11.13%,
12/31/2032(b) 20,881,750 20,409,196
Energy Equipment & Services 0 .6%
Borr IHC Ltd.
8.75%, 1/15/2032(b) 1,510,000 1,477,459
9.00%, 1/15/2034(b)(f) 13,000,000 12,734,455
14,211,914
Passenger Airlines 0 .8%
Grupo Aeromexico SAB
de CV
8.25%, 11/15/2029(b) 1,275,000 1,283,262
8.63%, 11/15/2031(b) 16,796,000 16,921,970
18,205,232
52,826,342
NETHERLANDS 0 .3%
Banks 0 .3%
ING Groep NV, (ICE IBA -
USD SOFR ICE Swap
Rate 5 Year + 3.59%),
7.00%, 11/16/2032(e)
(f)(h) 5,840,000 5,952,000
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(e)(h) 1,960,000 1,752,998
7,704,998
NORWAY 0 .5%
Oil, Gas & Consumable Fuels 0 .5%
Aker BP ASA
6.00%, 6/13/2033(b) 1,235,000 1,268,120
5.13%, 10/1/2034(b) 5,720,000 5,508,489
5.25%, 10/30/2035(b) 4,890,000 4,698,790
11,475,399

Nationwide Strategic Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
SAUDI ARABIA 0 .6%
Consumer Finance 0 .2%
Avilease Capital Ltd.,
5.50%, 6/30/2031(b)(f) 4,180,000 4,156,110
Oil, Gas & Consumable Fuels 0 .4%
Saudi Arabian Oil Co.,
6.38%, 6/2/2055(b) 9,220,000 8,915,542
13,071,652
SINGAPORE 0 .0%
†
Insurance 0 .0%
†
Nakama Re Pte. Ltd.,
Series 1, (3 Month
Treasury Bill Rate
+ 2.35%), 6.10%,
4/4/2029(b)(e) 750,000 753,825
SPAIN 1 .9%
Banks 1 .3%
Banco Bilbao Vizcaya
Argentaria SA, (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
2.99%), 7.13%,
5/8/2033(e)(f)(h) 8,000,000 7,997,344
Banco Santander SA
5.44%, 7/15/2031 6,200,000 6,273,846
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.84%), 7.25%,
12/3/2035(e)(f)(h) 5,800,000 5,816,037
5.44%, 4/15/2036(f) 4,200,000 4,121,240
CaixaBank SA
(SOFR + 1.21%),
4.82%, 4/22/2032(b)(e) 1,895,000 1,860,304
(SOFR + 2.77%),
6.84%, 9/13/2034(b)(e) 1,015,000 1,089,125
(SOFR + 2.26%),
6.04%, 6/15/2035(b)(e) 540,000 553,176
(SOFR + 1.79%),
5.58%, 7/3/2036(b)(e) 2,105,000 2,092,794
Reg. S, (EUR Swap
Annual 5 Year + 3.86%),
3.63%, 9/14/2028(e)(h) EUR 2,000,000 2,252,277
32,056,143
Hotels, Restaurants & Leisure 0 .6%
Cirsa Finance International
Sarl, 4.63%,
7/20/2032(b) EUR 11,765,000 13,532,864
45,589,007
SWITZERLAND 1 .1%
Capital Markets 1 .1%
UBS AG, (SOFR + 0.74%),
4.68%, 11/29/2030(e) 8,685,000 8,622,856
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND
Capital Markets
UBS Group AG
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.08%), 7.00%,
2/10/2030(b)(e)(h) 440,000 445,074
(SOFR + 1.05%),
4.59%, 8/10/2032(b)
(e)(f) 9,600,000 9,316,911
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.20%), 5.96%,
1/12/2034(b)(e) 1,110,000 1,138,653
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.18%), 7.13%,
8/10/2034(b)(e)(f)(h) 430,000 429,948
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.00%), 6.30%,
9/22/2034(b)(e) 365,000 381,219
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.30%), 7.00%,
2/5/2035(b)(e)(h) 1,155,000 1,148,730
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.77%), 5.70%,
2/8/2035(b)(e) 1,310,000 1,321,650
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 4.16%), 7.75%,
4/12/2031(b)(e)(h) 1,500,000 1,569,169
24,374,210
UNITED KINGDOM 1 .8%
Banks 1 .2%
HSBC Holdings plc
(SOFR + 0.94%),
4.71%, 5/12/2030(e) 5,000,000 4,957,912
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.64%), 6.95%,
8/27/2031(e)(h) 4,985,000 5,033,439
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.80%), 7.00%,
9/24/2035(e)(h) 2,965,000 3,005,908
(SOFR + 1.96%),
5.74%, 9/10/2036(e)(f) 3,040,000 3,004,204
(SOFR + 1.55%),
5.28%, 3/10/2037(e)(f) 6,270,000 6,067,139

24 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Banks
NatWest Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.20%), 6.48%,
6/1/2034(e) 1,355,000 1,395,152
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.75%), 8.13%,
11/10/2033(e)(f)(h) 925,000 1,006,588
Standard Chartered plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.10%), 6.10%,
1/11/2035(b)(e) 2,000,000 2,052,181
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.43%), 6.23%,
1/21/2036(b)(e) 2,550,000 2,636,379
29,158,902
Financial Services 0 .0%
†
London Bridge 2 Pcc
Ltd., Series A, (3 Month
Treasury Bill Rate
+ 7.50%), 11.25%,
4/30/2029(b)(e) 500,000 499,750
Hotels, Restaurants & Leisure 0 .1%
Brightstar Lottery plc,
5.75%, 1/15/2033(b)(f) 3,955,000 3,816,424
Insurance 0 .0%
†
Lapis London Bridge 2
PCC Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.50%), 11.25%,
1/9/2029(b)(e) 250,000 253,000
Passenger Airlines 0 .5%
Avianca Midco 2 plc
9.63%, 2/14/2030(b) 6,450,000 6,230,184
9.50%, 1/28/2031(b)(f) 5,775,000 5,393,808
11,623,992
45,352,068
UNITED STATES 30 .1%
Automobiles 0 .6%
Ford Motor Co., 6.10%,
8/19/2032(f) 210,000 212,688
Hyundai Capital America
5.68%, 6/26/2028(b) 515,000 522,099
6.50%, 1/16/2029(b) 695,000 718,245
5.35%, 3/19/2029(b)(f) 2,500,000 2,521,124
5.30%, 1/8/2030(b) 4,780,000 4,811,264
4.50%, 9/18/2030(b) 2,855,000 2,779,903
6.20%, 9/21/2030(b) 995,000 1,030,364
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Automobiles
5.40%, 6/23/2032(b)(f) 3,260,000 3,271,952
15,867,639
Banks 3 .8%
Citigroup, Inc., Series
GG, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.89%), 6.88%,
8/15/2030(e)(h) 4,720,000 4,765,590
Citigroup, Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.00%), 6.63%,
2/15/2031(e)(f)(h) 12,550,000 12,606,964
(SOFR + 2.66%),
6.17%, 5/25/2034(e) 690,000 708,150
(SOFR + 1.83%),
6.02%, 1/24/2036(e) 7,250,000 7,338,903
First-Citizens Bank & Trust
Co., (SOFR + 1.15%),
5.10%, 7/13/2029(e) 2,890,000 2,882,779
JPMorgan Chase & Co.,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.25%), 5.80%,
7/23/2041(e) 4,340,000 4,296,160
Morgan Stanley Bank
NA, (United States
SOFR Compounded
Index + 0.97%), 4.79%,
5/10/2030(e)(f) 3,205,000 3,191,913
Morgan Stanley Private
Bank NA, (SOFR
+ 1.08%), 4.73%,
7/18/2031(e) 5,000,000 4,935,432
Old National Bancorp,
(CME Term SOFR 3
Month + 2.20%), 5.77%,
2/15/2036(e) 990,000 981,797
Pinnacle Financial
Partners, Inc., (SOFR
+ 1.70%), 5.60%,
5/19/2032(e) 3,040,000 3,013,902
Regions Bank, (SOFR
+ 0.81%), 4.76%,
7/27/2029(e)(f) 11,885,000 11,862,707
Santander Holdings USA,
Inc., (SOFR + 2.14%),
6.34%, 5/31/2035(e)(f) 5,160,000 5,348,227
Truist Bank
(SOFR + 0.77%),
4.42%, 7/24/2028(e) 17,470,000 17,428,389
(SOFR + 0.91%),
4.14%, 10/23/2029(e)(f) 10,760,000 10,600,641

Nationwide Strategic Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
Truist Financial Corp.,
(SOFR + 2.24%),
4.92%, 7/28/2033(e) 2,255,000 2,184,875
92,146,429
Beverages 0 .7%
PepsiCo, Inc., 4.15%,
2/11/2047 EUR 14,160,000 15,531,850
Capital Markets 3 .8%
Ameriprise Financial, Inc.,
4.80%, 6/15/2031(f) 1,350,000 1,338,861
Citadel Securities Global
Holdings LLC
5.50%, 6/18/2030(b)(f) 8,505,000 8,543,214
6.20%, 6/18/2035(b) 2,211,000 2,223,667
FS KKR Capital Corp.,
7.50%, 8/1/2031 5,865,000 5,874,943
Goldman Sachs Bank
USA, (SOFR + 0.72%),
4.66%, 6/3/2029(e) 11,695,000 11,663,860
Goldman Sachs Group,
Inc. (The), (SOFR
+ 1.17%), 5.24%,
7/21/2032(e) 17,500,000 17,465,585
Jane Street Group, 6.75%,
5/1/2033(b) 5,477,000 5,581,715
Jefferies Financial Group,
Inc.
6.20%, 4/14/2034 7,023,000 7,086,530
5.50%, 2/15/2036(f) 3,640,000 3,444,504
Morgan Stanley
(United States SOFR
Compounded Index
+ 0.96%), 4.56%,
4/10/2030(e)(f) 20,000,000 19,794,437
(SOFR + 2.62%),
5.30%, 4/20/2037(e) 1,690,000 1,661,195
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.43%), 5.95%,
1/19/2038(e) 740,000 750,449
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.80%), 5.94%,
2/7/2039(e) 1,110,000 1,118,196
Morgan Stanley, Series
I, (SOFR + 1.31%),
4.89%, 10/22/2036(e) 6,720,000 6,370,707
92,917,863
Chemicals 0 .6%
ARC Falcon I, Inc., 9.75%,
3/1/2033(b) 14,585,000 13,732,637
Consumer Finance 2 .4%
Ally Financial, Inc.
(SOFR + 3.26%),
6.99%, 6/13/2029(e) 640,000 661,587
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Consumer Finance
(SOFR + 2.82%),
6.85%, 1/3/2030(e) 445,000 460,706
(United States SOFR
Compounded Index
+ 1.73%), 5.54%,
1/17/2031(e) 2,335,000 2,339,296
(SOFR + 2.29%),
6.18%, 7/26/2035(e)(f) 1,455,000 1,460,143
American Honda Finance
Corp.
5.05%, 7/10/2031(f) 3,065,000 3,046,138
4.85%, 10/23/2031(f) 5,575,000 5,484,734
Ford Motor Credit Co. LLC
5.73%, 9/5/2030 1,460,000 1,460,633
5.42%, 4/9/2031 4,530,000 4,458,305
3.63%, 6/17/2031(f) 1,500,000 1,361,214
6.05%, 11/5/2031 3,875,000 3,897,167
6.50%, 2/7/2035(f) 2,470,000 2,498,292
General Motors Financial
Co., Inc.
4.20%, 10/27/2028 1,880,000 1,857,054
5.60%, 6/18/2031 1,300,000 1,319,526
6.40%, 1/9/2033(f) 1,365,000 1,431,517
6.10%, 1/7/2034 1,455,000 1,496,519
5.90%, 1/7/2035 6,510,000 6,575,039
OneMain Finance Corp.
6.13%, 5/15/2030 2,250,000 2,236,486
6.50%, 3/15/2033(f) 6,835,000 6,672,671
Synchrony Financial,
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.08%), 7.25%,
8/15/2031(e)(h) 10,270,000 10,101,083
58,818,110
Containers & Packaging 0 .2%
Ball Corp., 4.25%,
7/1/2032(f) EUR 4,060,000 4,693,359
Distributors 0 .1%
Core & Main LP, 6.00%,
7/1/2034(b)(f) 2,300,000 2,287,150
Diversified Telecommunication Services 0 .8%
Beacon Point DC LLC,
6.13%, 11/30/2042(b) 7,590,000 7,282,834
HUT 8 DC LLC, 6.19%,
11/15/2042(b)(f) 3,885,000 3,777,299
Space Exploration
Technologies Corp.
5.65%, 7/15/2033(b) 1,885,000 1,805,881
6.65%, 7/15/2056(b) 4,751,000 4,204,413
Uniti Group LP, 8.63%,
6/15/2032(b)(f) 1,920,000 1,960,823
19,031,250

26 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities 1 .9%
American Electric Power
Co., Inc., Series C,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.13%), 5.80%,
3/15/2056(e)(f) 9,040,000 8,878,540
American Electric Power
Co., Inc., Series D,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.94%), 6.05%,
3/15/2056(e)(f) 5,760,000 5,660,530
Eversource Energy, Series
A, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.52%), 6.10%,
8/15/2056(e) 2,240,000 2,227,444
Eversource Energy, Series
B, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.33%), 6.35%,
8/15/2056(e)(f) 1,195,000 1,189,245
ITC Holdings Corp.,
5.65%, 5/9/2034(b)(f) 1,010,000 1,017,019
Liberty Utilities Co., 5.65%,
5/15/2036(b) 8,255,000 8,012,840
NextEra Energy Capital
Holdings, Inc., Series
BB, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.77%), 6.20%,
10/1/2056(e)(f) 3,065,000 2,995,111
NextEra Energy Capital
Holdings, Inc., Series
CC, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.69%), 6.63%,
10/1/2066(e) 3,060,000 2,980,369
NRG Energy, Inc., 6.13%,
5/15/2036(b) 11,147,000 11,003,264
Vistra Operations Co. LLC
4.70%, 1/31/2031(b)(f) 1,105,000 1,075,635
5.35%, 1/31/2036(b) 1,565,000 1,497,911
46,537,908
Electronic Equipment, Instruments & Components 0 .1%
Flex Ltd., 5.38%,
11/13/2035(f) 2,815,000 2,692,522
Financial Services 0 .6%
Freedom Mortgage
Holdings LLC
9.25%, 2/1/2029(b)(f) 1,395,000 1,433,659
9.13%, 5/15/2031(b)(f) 5,180,000 5,310,204
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Financial Services
8.00%, 2/1/2032(b) 1,775,000 1,761,110
8.38%, 4/1/2032(b)(f) 2,474,000 2,484,883
WS Escrow LLC, 7.75%,
6/1/2033(b)(f) 3,095,000 3,202,263
14,192,119
Gas Utilities 0 .2%
Spire, Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.56%), 6.25%,
6/1/2056(e)(f) 2,177,000 2,154,007
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.33%), 6.45%,
6/1/2056(e) 1,705,000 1,699,122
3,853,129
Health Care Providers & Services 0 .7%
CVS Health Corp., 5.55%,
6/1/2031(f) 6,060,000 6,182,293
Highmark, Inc., 5.75%,
5/15/2036(b)(f) 3,110,000 3,052,587
US Acute Care
Solutions LLC, 9.75%,
5/15/2029(b)(f) 8,205,000 7,647,382
16,882,262
Hotels, Restaurants & Leisure 1 .3%
Carnival Corp. Ltd., 5.75%,
1/15/2030(b) EUR 1,530,000 1,855,390
Darden Restaurants, Inc.,
6.30%, 10/10/2033 1,971,000 2,067,381
Expedia Group, Inc.,
5.50%, 4/15/2036(f) 14,900,000 14,452,883
Resorts World Las Vegas
LLC
8.45%, 7/27/2030(b)(f) 11,600,000 11,445,585
4.63%, 4/6/2031(b)(f) 1,400,000 1,176,370
30,997,609
Independent Power and Renewable Electricity Producers
0 .3%
Talen Energy Supply LLC
6.25%, 2/1/2034(b) 3,530,000 3,462,263
6.50%, 2/1/2036(b) 3,530,000 3,485,965
6,948,228
Insurance 1 .9%
3264 re Ltd.
Series A, (FHMMUSTF
+ 7.00%), 10.53%,
7/8/2027(b)(e) 250,000 256,000
Series A, (GSMMUSTI
+ 7.50%), 11.08%,
6/8/2028(b)(e) 500,000 506,250

Nationwide Strategic Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance
Series A, (GSMMUSTI
+ 6.50%), 10.08%,
1/8/2029(b)(e) 2,500,000 2,481,750
3264 re Ltd., Series B,
(GSMMUSTI + 6.00%),
9.58%, 1/8/2029(b)(e) 1,750,000 1,764,350
AEGON Funding Co. LLC,
5.63%, 5/7/2036(f) 10,005,000 9,741,237
CNO Financial Group, Inc.,
6.45%, 6/15/2034(f) 9,381,000 9,638,279
Farmers Exchange Capital
III, (CME Term SOFR 3
Month + 3.72%), 5.45%,
10/15/2054(b)(e) 3,270,000 3,014,178
Farmers Insurance
Exchange, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 3.86%), 7.00%,
10/15/2064(b)(e) 1,300,000 1,296,796
Gateway Re Ltd., Series
AAA, (BRMMUSDF
+ 4.25%), 7.86%,
7/7/2028(b)(e) 500,000 503,850
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 452,898
Lincoln National Corp.,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.40%), 6.80%,
7/15/2056(e) 2,895,000 2,861,602
MetLife, Inc., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.82%), 5.85%,
3/15/2056(e)(f) 4,360,000 4,250,682
Prudential Financial, Inc.,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.78%), 6.25%,
6/15/2056(e) 3,705,000 3,670,202
Residential Reinsurance
2023 Ltd., Series 5,
(JMMMUSTF + 6.00%),
9.61%, 12/6/2027(b)(e) 750,000 779,850
Residential Reinsurance
2023 Ltd., Series 3,
(JMMMUSTF + 8.91%),
12.52%, 12/6/2027(b)(e) 250,000 255,725
RGA Global Funding,
5.00%, 8/25/2032(b) 4,050,000 3,962,552
45,436,201
Interactive Media & Services 0 .3%
Meta Platforms, Inc.
5.63%, 11/15/2055 3,335,000 2,789,278
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Interactive Media & Services
5.75%, 11/15/2065 5,555,000 4,580,636
7,369,914
IT Services 0 .9%
Beignet Investor LLC,
6.58%, 5/30/2049(b) 11,395,000 11,047,035
ION Platform Finance US,
Inc., 9.00%, 8/1/2029(b) 3,905,000 3,639,922
Sopaipilla Investor LLC,
7.53%, 11/30/2048(b)(d) 6,700,000 6,944,441
21,631,398
Media 0 .3%
CSC Holdings LLC,
11.75%, 1/31/2029(b) 4,300,000 2,461,348
Omnicom Group, Inc.,
5.00%, 6/2/2033 5,552,000 5,365,886
7,827,234
Metals & Mining 0 .3%
Hybar LLC, 7.38%,
7/1/2034(b) 860,000 863,228
Novelis Corp., 6.38%,
8/15/2033(b)(f) 7,265,000 7,251,724
8,114,952
Mortgage Real Estate Investment Trusts (REITs) 0 .6%
Starwood Property Trust,
Inc.
5.25%, 10/15/2028(b)(f) 9,965,000 9,876,204
5.88%, 8/15/2029(b)(f) 795,000 796,331
5.75%, 1/15/2031(b)(f) 1,410,000 1,388,611
6.13%, 6/1/2031(b)(f) 1,265,000 1,262,005
13,323,151
Multi-Utilities 0 .8%
CenterPoint Energy, Inc.,
Series E, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.89%), 6.40%,
8/15/2058(e) 5,565,000 5,561,261
Dominion Energy, Inc.
5.35%, 6/15/2036 2,480,000 2,412,463
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.70%), 6.25%,
12/15/2056(e)(f) 3,110,000 3,073,030
San Diego Gas & Electric
Co., Series DDDD,
5.20%, 3/15/2036 2,190,000 2,138,864
Sempra, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.14%), 6.55%,
4/1/2055(e)(f) 5,480,000 5,480,926
18,666,544

28 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Office REITs 0 .2%
COPT Defense Properties
LP, 2.90%, 12/1/2033(f) 1,850,000 1,555,578
Cousins Properties LP,
4.88%, 3/1/2033 3,990,000 3,824,195
5,379,773
Oil, Gas & Consumable Fuels 3 .8%
APA Corp., 6.75%,
2/15/2055(f) 14,471,000 14,467,343
BP Capital Markets plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.92%), 6.13%,
3/18/2035(e)(h) 7,605,000 7,617,738
Columbia Pipelines
Holding Co. LLC, 5.00%,
11/17/2032(b) 8,250,000 8,054,510
Columbia Pipelines
Operating Co. LLC,
5.51%, 5/15/2036(b) 1,990,000 1,955,864
Delek Logistics Partners
LP, 6.88%, 6/1/2034(b)
(f) 9,607,000 9,653,239
Energy Transfer LP
6.55%, 12/1/2033 1,240,000 1,320,053
5.60%, 9/1/2034(f) 1,005,000 1,007,153
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.22%), 6.70%,
1/15/2057(e) 4,685,000 4,615,736
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(h) 859,000 881,637
Harvest Midstream I LP,
6.75%, 5/15/2034(b) 1,459,000 1,464,808
Hilcorp Energy I LP
6.88%, 5/15/2034(b)(f) 3,145,000 3,080,398
7.25%, 2/15/2035(b) 4,895,000 4,855,015
Magnolia Oil & Gas
Operating LLC, 6.63%,
8/15/2034(b) 2,780,000 2,780,938
MPLX LP, 5.40%,
9/15/2035 8,380,000 8,213,672
NGPL PipeCo LLC, 5.60%,
8/15/2036(b) 4,285,000 4,148,354
Summit Midstream
Holdings LLC, 8.63%,
10/31/2029(b)(f) 4,395,000 4,564,542
Venture Global
Plaquemines LNG LLC
6.13%, 12/15/2030(b)(f) 3,495,000 3,550,370
6.50%, 1/15/2034(b)(f) 2,680,000 2,765,388
6.75%, 1/15/2036(b) 4,940,000 5,170,678
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Wildfire Intermediate
Holdings LLC, 7.50%,
10/15/2029(b) 2,099,000 2,162,386
92,329,822
Passenger Airlines 0 .5%
American Airlines, Inc.,
5.75%, 4/20/2029(b)(f) 174,167 173,209
United Airlines Holdings,
Inc.
4.88%, 3/1/2029(f) 12,105,000 11,919,658
5.38%, 3/1/2031(f) 1,160,000 1,144,802
13,237,669
Pharmaceuticals 0 .5%
1261229 BC Ltd., 10.00%,
4/15/2032(b) 12,826,000 13,111,353
Tricida, Inc.
3.50%, 5/15/2027^∞ 1,430,000 0
13,111,353
Professional Services 0 .2%
Mobility Global, Inc.,
5.45%, 6/15/2031(b) 2,320,000 2,320,199
Verisk Analytics, Inc.,
4.45%, 3/15/2031 1,292,000 1,254,732
3,574,931
Semiconductors & Semiconductor Equipment 1 .0%
Foundry JV Holdco LLC
6.15%, 1/25/2032(b) 1,225,000 1,264,937
6.10%, 1/25/2036(b) 4,834,000 4,941,494
6.40%, 1/25/2038(b) 450,000 464,726
6.30%, 1/25/2039(b)(f) 2,470,000 2,530,714
Intel Corp., 5.30%,
5/15/2036 3,655,000 3,528,778
MKS, Inc., 4.25%,
2/15/2034(b) EUR 10,460,000 11,656,443
24,387,092
Software 0 .7%
Oracle Corp.
5.95%, 9/26/2055(f) 5,373,000 4,269,059
6.70%, 2/4/2056(f) 11,435,000 10,082,931
6.85%, 2/4/2066(f) 2,630,000 2,314,101
16,666,091
728,186,189
Total Corporate Bonds
(cost $1,418,552,822) 1,405,767,971
Mortgage-Backed Security 9 .8%
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA 5.50%, 8/25/2056 237,200,000 234,734,363
Total Mortgage-Backed Security
(cost $235,036,555) 234,734,363

Nationwide Strategic Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 29
Foreign Government Securities 7 .5%
Principal
Amount ($) Value ($)
BRAZIL 1 .2%
Federative Republic of
Brazil
4.88%, 4/23/2033 EUR 8,710,000 9,859,406
6.25%, 5/22/2036 18,890,000 18,294,965
28,154,371
CHILE 0 .5%
Republic of Chile
3.75%, 1/14/2032 1,870,000 2,136,996
3.88%, 4/14/2036 8,460,000 9,455,039
11,592,035
COLOMBIA 0 .1%
Republic of Colombia,
6.13%, 1/21/2031 3,655,000 3,655,365
INDONESIA 0 .7%
Republic of Indonesia
5.69%, 5/29/2036 5,890,000 5,879,008
4.46%, 3/4/2038 10,605,000 11,573,986
17,452,994
IVORY COAST 0 .4%
Republic of Cote d'Ivoire,
4.88%, 1/30/2032 (b) EUR 7,761,000 8,679,753
KUWAIT 0 .4%
State of Kuwait, 4.65%,
10/9/2035 (b) 9,030,000 8,476,617
MEXICO 0 .8%
United Mexican States
5.13%, 5/4/2037 EUR 6,420,000 7,309,262
6.88%, 5/13/2037 2,250,000 2,297,137
6.25%, 8/27/2037 3,580,000 3,484,246
6.63%, 1/29/2038 3,000,000 2,980,500
6.13%, 2/9/2038 4,100,000 3,915,500
19,986,645
MOROCCO 0 .5%
Kingdom of Morocco,
4.75%, 5/26/2034 (b) EUR 11,050,000 12,719,874
PERU 0 .3%
Republic of Peru, 5.50%,
3/30/2036 8,230,000 8,102,435
POLAND 0 .7%
Republic of Poland,
5.38%, 4/14/2036 16,070,000 15,836,467
SAUDI ARABIA 0 .7%
Kingdom of Saudi Arabia
3.38%, 3/5/2032 (b) EUR 3,455,000 3,876,900
5.63%, 1/13/2035 (b)(f) 4,785,000 4,848,492
4.88%, 1/12/2036 (b) 8,800,000 8,418,073
17,143,465
SERBIA 0 .5%
Republic of Serbia, 4.88%,
5/6/2038 (b) EUR 10,190,000 11,437,717
TURKEY 0 .7%
Republic of Turkiye (The),
6.38%, 5/22/2031 16,455,000 16,170,358
Total Foreign Government Securities
(cost $181,482,051) 179,408,096
Supranational 0 .4%
Principal
Amount ($) Value ($)
African Development
Bank(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.65%), 5.88%,
5/7/2035(e) 10,128,000 9,892,156
International Bank for
Reconstruction &
Development
(SOFR + 4.22%),
7.87%, 4/24/2028(b)(e) 250,000 254,950
(SOFR + 12.22%),
15.86%, 4/24/2028(b)(e) 250,000 265,300
(SOFR + 13.72%),
17.36%, 4/24/2028(b)(e) 250,000 255,125
Total Supranational
(cost $10,882,499) 10,667,531
Common Stocks 0 .0%
†
Shares
MEXICO 0 .0%
†
Passenger Airlines 0 .0%
†
Grupo Aeromexico SAB de
CV *(f) 211,070 326,729
UNITED STATES 0 .0%
†
Media 0 .0%
†
Diamond Sports Group
LLC *^∞ 79 17
Total Common Stocks
(cost $317,627) 326,746
Preferred Stocks 0 .7%
UNITED STATES 0 .7%
Banks 0 .5%
Bank of America Corp.,
5.00% 163,616 3,203,601
JPMorgan Chase & Co.,
4.20% 197,443 3,397,994
KeyCorp, 5.63% 66,138 1,427,920
US Bancorp, 3.75% 40,144 574,862
Wells Fargo & Co., 4.25% 166,442 2,739,635
11,344,012
Capital Markets 0 .2%
Morgan Stanley, 4.25% 273,343 4,548,427
State Street Corp., +
0.00%), 5.35%(e) 42,170 894,426
5,442,853

30 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Preferred Stocks
Shares Value ($)
UNITED STATES
Consumer Finance 0 .0%
†
Capital One Financial
Corp., Preference,
4.38% 37,145 587,263
Total Preferred Stocks
(cost $18,377,195) 17,374,128
Loan Participations 1 .9%
Principal
Amount ($)
UNITED STATES 1 .9%
Electric Utilities 0 .1%
Alpha Generation LLC,
First Lien Term Loan
B, (CME Term SOFR 1
Month + 1.75%), 5.48%,
9/30/2031 (e) 1,552,350 1,544,138
Health Care Providers & Services 0 .0%
†
Sotera Health Holdings
LLC, First Lien Term
Loan, (CME Term SOFR
1 Month + 2.25%),
5.98%, 5/30/2031 (e) 742,857 744,484
Hotels, Restaurants & Leisure 0 .6%
River Rock Entertainment
Authority, First Lien Term
Loan, (CME Term SOFR
1 Month + 9.00%),
12.65%, 6/25/2031 (e) 13,815,000 13,573,238
Media 0 .2%
Nexstar Media, Inc., First
Lien Term Loan B7,
(CME Term SOFR 1
Month + 2.75%), 6.48%,
3/18/2033 (e) 5,310,067 5,300,934
Oil, Gas & Consumable Fuels 0 .3%
Worthington Steel, Inc.,
First Lien Term Loan,
(CME Term SOFR 1
Month + 4.00%), 7.73%,
6/1/2033 (e) 7,390,000 7,414,018
Pharmaceuticals 0 .3%
1261229 BC Ltd., First
Lien Term Loan, (CME
Term SOFR 1 Month
+ 6.25%), 9.89%,
10/8/2030 (e) 6,370,650 6,173,733
Trading Companies & Distributors 0 .3%
QXO Building Products,
Inc., First Lien Term
Loan B, (CME Term
SOFR 1 Month +
2.00%), 5.73%, 7/1/2033
(e) 7,907,140 7,891,800
Loan Participations
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0 .1%
Windstream Services LLC,
First Lien Term Loan,
(CME Term SOFR 1
Month + 4.00%), 7.64%,
10/6/2032 (e) 3,558,653 3,558,653
Total Loan Participations
(cost $45,925,627)
46,200,998
Convertible Preferred Stock 0 .1%
Software 0 .1%
Oracle Corp., 6.50%,
1/15/29 (f) 60,300 2,525,364
Total Convertible Preferred Stock
(cost  $3,015,000) 2,525,364
Short-Term Investments 3 .2%
U.S. Treasury Obligation 2 .9%
U.S. Treasury Bills, 0.00%
8/4/2026 67,977,000 67,970,193
Total U.S. Treasury Obligations
(cost $67,956,550)
67,970,193
Money Market Funds 0 .3%
BlackRock Liquidity
FedFund, Institutional
Shares, 3.56% (i)(j) 2,700,000 2,700,000
Invesco Government
& Agency Portfolio,
Institutional Shares,
3.64% (i)(j) 2,700,000 2,700,000
Morgan Stanley
Institutional Liquidity
Fund - Government
Portfolio, Institutional
Shares, 3.59% (i)(j) 2,700,000 2,700,000
Total Money Market Funds
(cost $8,100,000)
8,100,000
Total Short-Term Investment
(cost $76,056,550)
76,070,193
Repurchase Agreements 2 .8%
CF Secured, LLC 3.63%,
dated 7/31/2026, due
8/3/2026, repurchase
price $22,133,282,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056;
total market value
$22,575,948. (j) 22,126,589 22,126,589

Nationwide Strategic Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 31
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc. 3.63%,
dated 7/31/2026, due
8/3/2026, repurchase
price $12,003,630,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
8/15/2026 - 5/15/2056;
total market value
$12,243,707. (j) 12,000,000 12,000,000
Santander US Capital
Markets 3.65%,
dated 7/31/2026, due
8/3/2026, repurchase
price $10,003,042,
collateralized by U.S.
Government Agency
Securities, ranging from
0.12% - 4.38%, maturing
1/31/2027 - 4/30/2033;
total market value
$10,203,103. (j) 10,000,000 10,000,000
Santander US Capital
Markets 3.64%,
dated 7/31/2026, due
8/3/2026, repurchase
price $24,007,280,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.12% - 4.38%, maturing
1/31/2027 - 4/30/2033;
total market value
$24,487,433. (j) 24,000,000 24,000,000
Total Repurchase
Agreements
(cost $68,126,589)
68,126,589
Total Investments
(cost $2,621,581,165) — 108.8% 2,607,575,308
Liabilities in excess of other assets — (8.8)% (211,876,999)
NET ASSETS — 100.0%
$ 2,395,698,309
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  The interest rate shown was the current rate as of
July 31, 2026.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of July 31, 2026 was $1,396,462,165 which
represents 58.29% of net assets.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of July 31, 2026.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of July 31, 2026.
(f) The security or a portion of this security is on loan as of
July 31, 2026. The total value of securities on loan as of
July 31, 2026 was $230,700,391, which was collateralized
by cash used to purchase money market funds and
repurchase agreements with a value of $8,100,000
and $68,126,589, respectively, and by $162,059,922
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% - 6.25%, and
maturity dates ranging from 8/11/2026 - 11/15/2055, a total
value of $238,286,511.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on July 31,
2026. The maturity date reflects the next call date.
(i) Represents 7-day effective yield as of July 31, 2026.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $76,226,589.

32 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
ACES Alternative Credit Enhancement Services
BNMMDTSC Dreyfus Treasury Securities Cash
Management Fund Yield
BRMMUSDF BlackRock Money Market US Treasury Fund
Index
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FHMMUSTF Federated Hermes Money Market US Treasury
Fund Index
FNMA Federal National Mortgage Association
FRMMUSTI Western Asset Institutional US Treasury
Reserves Fund Yield
GNMA Government National Mortgage Association
GSMMUSTI Goldman Sachs Money Market US Treasury
Instrument Index
GSMMUSTF Goldman Sachs Financial Square Treasury
Solutions Fund Yield
ICE Intercontinental Exchange
IO Interest only
JMMMUSTF JP Morgan Money Market US Treasury Fund
Index
MSMMUSTF MSILF Money Market US Treasury Fund Index
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro
MXN Mexican Peso
USD United States Dollar

Nationwide Strategic Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 33
Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2026
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.23 USD 231,356 (5,997) (4,242) (10,239)
Markit CDX North
American High
Yield Index Series
46-V2 5.00 Quarterly 6/20/2031 3.12 USD 196,350,000 (20,213,375) (11,156,330) (31,369,705)
Markit CDX North
American High
Yield Index Series
46-V2 5.00 Quarterly 6/20/2031 3.12 USD 72,500,000 (11,283,409) (299,497) (11,582,906)
(31,502,781) (11,460,069) (42,962,850)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
As of July 31, 2026, the Fund had $25,125,989 segregated as collateral for swap contracts.
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of July 31, 2026:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 13,465,181 EUR 11,765,000 Hsbc Bank USA, N.A. 8/17/2026 (108,737)
USD 118,633,453 EUR 103,700,000 Morgan Stanley Co., Inc. 8/17/2026 (1,010,860)
USD 380,964 MXN 6,772,959 Hsbc Bank USA, N.A. 9/25/2026 (8,340)
Total unrealized depreciation (1,127,937)
Net unrealized depreciation (1,127,937)
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar

34 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Futures contracts outstanding as of July 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 372 9/2026 USD 76,486,688 28,947
U.S. Treasury 10 Year Note 187 9/2026 USD 20,196,000 (259,238)
Total long contracts (230,291)
Short Contracts
Euro-Bobl (6) 9/2026 EUR (787,648) 7,769
Euro-Bund (21) 9/2026 EUR (3,011,520) 47,907
U.S. Treasury 5 Year Note (1,164) 9/2026 USD (123,356,719) 380,366
U.S. Treasury 10 Year Ultra Note (4,239) 9/2026 USD (465,031,547) 6,917,670
U.S. Treasury Long Bond (611) 9/2026 USD (66,178,937) 1,280,761
U.S. Treasury Ultra Bond (707) 9/2026 USD (77,549,063) 2,029,898
Total short contracts 10,664,371
Net contracts 10,434,080
Currency:
EUR Euro
USD United States Dollar

Nationwide Strategic Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 35
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 300,683,872 $ – $ 300,683,872
Collateralized Mortgage Obligations – 193,813,419 – 193,813,419
Commercial Mortgage-Backed Securities – 71,876,038 – 71,876,038
Common Stocks
Media – – 17 17
Passenger Airlines 326,729 – – 326,729
Total Common Stocks $ 326,729 $ – $ 17 $ 326,746
Convertible Preferred Stock 2,525,364 – – 2,525,364

36 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds
Automobiles $ – $ 20,073,499 $ – $ 20,073,499
Banks – 309,891,983 – 309,891,983
Beverages – 15,531,850 – 15,531,850
Capital Markets – 149,087,189 – 149,087,189
Chemicals – 13,732,638 – 13,732,638
Commercial Services & Supplies – 10,969,012 – 10,969,012
Construction & Engineering – 9,698,839 – 9,698,839
Consumer Finance – 74,799,768 – 74,799,768
Containers & Packaging – 4,693,359 – 4,693,359
Distributors – 2,287,150 – 2,287,150
Diversified Telecommunication Services – 39,440,446 – 39,440,446
Electric Utilities – 62,475,402 – 62,475,402
Electronic Equipment, Instruments &
Components – 2,692,522 – 2,692,522
Energy Equipment & Services – 16,702,097 – 16,702,097
Financial Services – 28,374,490 – 28,374,490
Food Products – 14,571,133 – 14,571,133
Gas Utilities – 3,853,129 – 3,853,129
Health Care Providers & Services – 16,882,262 – 16,882,262
Hotels, Restaurants & Leisure – 53,119,559 – 53,119,559
Independent Power and Renewable
Electricity Producers – 6,948,228 – 6,948,228
Insurance – 205,584,379 – 205,584,379
Interactive Media & Services – 7,369,914 – 7,369,914
IT Services – 21,631,398 – 21,631,398
Marine Transportation – 7,276,042 – 7,276,042
Media – 7,827,234 – 7,827,234
Metals & Mining – 15,973,939 – 15,973,939
Mortgage Real Estate Investment Trusts
(REITs) – 13,323,152 – 13,323,152
Multi-Utilities – 18,666,544 – 18,666,544
Office REITs – 5,379,773 – 5,379,773
Oil, Gas & Consumable Fuels – 131,964,724 – 131,964,724
Passenger Airlines – 52,534,577 – 52,534,577
Pharmaceuticals – 17,783,626 – 17,783,626
Professional Services – 3,574,931 – 3,574,931
Semiconductors & Semiconductor
Equipment – 24,387,092 – 24,387,092
Software – 16,666,091 – 16,666,091
Total Corporate Bonds $ – $ 1,405,767,971 $ – $ 1,405,767,971
Foreign Government Securities – 179,408,096 – 179,408,096
Futures Contracts 10,693,318 – – 10,693,318
Loan Participations – 46,200,998 – 46,200,998
Mortgage-Backed Security – 234,734,363 – 234,734,363
Preferred Stocks 17,374,128 – – 17,374,128
Repurchase Agreements – 68,126,589 – 68,126,589
Short-Term Investments   8,100,000 67,970,193 – 76,070,193
Supranational – 10,667,531 – 10,667,531
Total Assets $ 39,019,539 $ 2,579,249,070 $ 17 $ 2,618,268,626
Liabilities:
Credit Default Swaps† $ – $ (11,460,069) $ – $ (11,460,069)
Forward Foreign Currency Contracts – (1,127,937) – (1,127,937)
Futures Contracts (259,238) – – (259,238)
Total Liabilities $ (259,238) $ (12,588,006) $ – $ (12,847,244)
Total $ 38,760,301 $ 2,566,661,064 $ 17 $ 2,605,421,382
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of July 31, 2026, The Fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.

Nationwide Strategic Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 37
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2026 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Common
Stocks Total
Balance as of 10/31/2025 $ 347,213 $ 347,213
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) (14,930) (14,930)
Distributions — —
Purchases — —
Sales (363,155) (363,155)
Change in Unrealized Appreciation/Depreciation 30,889 30,889
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 07/31/2026 $ 17 $ 17
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 07/31/2026 $ (561) $ (561)

38 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

Nationwide Strategic Income Fund - July 31, 2026 (Unaudited) - Statement of Investments - 39
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2026:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 10,693,318
Total $ 10,693,318
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (11,460,069)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (1,127,937)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (259,238)
Total $ (12,847,244)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

40 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks 96.7%
Shares Value ($)
AUSTRALIA 3.8%
Chemicals 0.6%
Nufarm Ltd. * 175,451 368,433
Orica Ltd. 93,811 1,528,257
1,896,690
Containers & Packaging 0.2%
Orora Ltd. 499,697 514,312
Diversified REITs 1.1%
Charter Hall Group 197,180 3,227,188
Financial Services 0.9%
Challenger Ltd. 287,914 1,987,131
Liberty Financial Group Ltd. Reg.
S 314,665 720,033
2,707,164
IT Services 0.4%
NEXTDC Ltd. *(a) 128,533 1,211,590
Metals & Mining 0.2%
Genesis Minerals Ltd. *(a) 70,323 280,744
PLS Group Ltd. *(a) 110,193 320,016
600,760
Oil, Gas & Consumable Fuels 0.4%
Whitehaven Coal Ltd. 138,969 686,066
Yancoal Australia Ltd. 108,971 429,573
1,115,639
11,273,343
AUSTRIA 1.8%
Banks 1.8%
Addiko Bank AG * 6,034 185,581
BAWAG Group AG Reg. S (b) 25,345 5,103,974
5,289,555
BELGIUM 2.4%
Banks 0.6%
KBC Ancora 17,655 1,806,533
Health Care REITs 0.8%
Aedifica SA 27,448 2,224,866
Real Estate Management & Development 1.0%
VGP NV (a) 30,487 2,961,607
6,993,006
BRAZIL 1.9%
Gas Utilities 0.2%
Compass Gas e Energia SA 132,700 650,261
Ground Transportation 0.7%
Rumo SA 706,962 2,013,854
Software 0.6%
TOTVS SA 301,149 1,845,218
Wireless Telecommunication Services 0.4%
TIM SA 320,132 1,227,063
5,736,396
CANADA 6.0%
Biotechnology 0.2%
Xenon Pharmaceuticals, Inc. * 8,030 503,240
Chemicals 0.3%
Methanex Corp. 18,094 1,005,602
Metals & Mining 3.9%
Alphamin Resources Corp. 1,701,568 1,784,289
Cadillac Mines Corp. * 243,936 1,237,212
Collective Mining Ltd. * 58,698 724,382
Common Stocks
Shares Value ($)
CANADA
Metals & Mining
Faraday Copper Corp. * 500,631 1,960,597
Hemlo Mining Corp. * 142,982 518,136
LunR Royalties Corp. * 111,091 1,470,013
Montage Gold Corp. *(a) 116,992 1,323,603
NGEx Minerals Ltd. * 66,875 1,195,006
PMET Resources, Inc. CRDI * 348,046 103,157
PMET Resources, Inc. *(a) 97,422 284,236
Talon Metals Corp. * 280,986 1,008,210
11,608,841
Oil, Gas & Consumable Fuels 0.8%
PrairieSky Royalty Ltd. (a) 55,923 1,383,066
Topaz Energy Corp. (a) 41,048 926,753
2,309,819
Software 0.8%
Descartes Systems Group, Inc.
(The) * 30,484 2,289,372
17,716,874
CHINA 1.6%
Automobile Components 0.0%
†
Hesai Group, ADR *(a) 2,538 42,892
Automobiles 0.1%
Yadea Group Holdings Ltd. Reg.
S (b) 188,716 258,224
Biotechnology 0.1%
Duality Biotherapeutics, Inc. * 10,100 234,508
Gas Utilities 0.5%
ENN Energy Holdings Ltd. 258,295 1,546,313
Health Care Equipment & Supplies 0.1%
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 535,434 229,777
Life Sciences Tools & Services 0.2%
Hangzhou Tigermed Consulting
Co. Ltd., Class H Reg. S (a)(b) 93,816 451,849
Machinery 0.1%
Haitian International Holdings Ltd. 80,000 212,562
Pharmaceuticals 0.0%
†
Alebund Pharmaceuticals Jiangsu
Ltd., Class H * 32,500 112,886
Semiconductors & Semiconductor Equipment 0.4%
Shanghai V-Test Semiconductor
Tech. Co. Ltd., Class A 97,651 1,567,322
Software 0.1%
Pony AI, Inc., ADR *(a) 18,748 147,547
Specialty Retail 0.0%
†
Zhongsheng Group Holdings Ltd. * 85,227 49,246
4,853,126
CYPRUS 0.5%
Banks 0.5%
Bank of Cyprus Holdings plc 130,553 1,548,986
DENMARK 2.4%
Beverages 0.7%
Royal Unibrew A/S 28,840 2,172,747
Building Products 0.8%
ROCKWOOL A/S, Class B 69,563 2,218,020

Nationwide International Small Cap Fund - July 31, 2026 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
DENMARK
Insurance 0.1%
Alm Brand A/S 142,290 374,442
Machinery 0.4%
FLSmidth & Co. A/S 16,995 1,269,276
Pharmaceuticals 0.4%
ALK-Abello A/S, Class B 30,298 1,037,121
7,071,606
FINLAND 0.8%
Chemicals 0.4%
Kemira OYJ (a) 63,511 1,246,526
Machinery 0.4%
Konecranes OYJ 39,904 1,247,085
2,493,611
FRANCE 3.6%
Automobile Components 0.4%
Valeo SE 62,087 1,068,078
Chemicals 0.4%
Arkema SA 17,712 1,204,305
Energy Equipment & Services 0.8%
Vallourec SACA * 98,104 2,362,962
Ground Transportation 0.6%
Ayvens SA Reg. S (b) 136,524 1,833,743
Media 1.0%
JCDecaux SE 110,498 2,887,065
Pharmaceuticals 0.4%
Medincell SA *(a) 37,746 1,131,081
10,487,234
GERMANY 1.4%
Automobile Components 0.3%
Aumovio SE * 19,684 905,154
Biotechnology 0.2%
Immatics NV * 65,689 568,867
Diversified Telecommunication Services 0.4%
United Internet AG (Registered) 52,369 1,428,483
Textiles, Apparel & Luxury Goods 0.5%
Puma SE * 42,109 1,337,635
4,240,139
GREECE 1.1%
Banks 0.3%
Alpha Bank SA 197,922 975,207
Diversified Telecommunication Services 0.8%
Hellenic Telecommunications
Organization SA 99,223 2,290,467
3,265,674
HONG KONG 1.5%
Banks 0.5%
Dah Sing Financial Holdings Ltd. 224,326 1,422,851
Real Estate Management & Development 1.0%
Hysan Development Co. Ltd. 949,673 2,260,361
Kerry Properties Ltd. 301,058 752,317
3,012,678
4,435,529
Common Stocks
Shares Value ($)
INDIA 0.3%
Hotels, Restaurants & Leisure 0.2%
MakeMyTrip Ltd. *(a) 12,099 689,039
Machinery 0.1%
Ashok Leyland Ltd. 194,034 338,983
1,028,022
IRELAND 1.0%
Food Products 0.3%
Glanbia plc 31,072 824,311
Residential REITs 0.7%
Irish Residential Properties REIT
plc 1,683,556 2,105,760
2,930,071
ISRAEL 4.8%
Banks 0.3%
First International Bank of Israel
Ltd. (The) 12,216 946,069
Insurance 0.4%
Menora Mivtachim Holdings Ltd. 7,237 1,135,170
IT Services 0.7%
Wix.com Ltd. *(a) 35,353 1,945,476
Real Estate Management & Development 0.8%
Melisron Ltd. (a) 18,438 2,436,745
Semiconductors & Semiconductor Equipment 1.1%
Camtek Ltd. *(a) 13,667 1,810,331
Nova Ltd. *(a) 3,424 1,338,339
3,148,670
Software 1.5%
Cellebrite DI Ltd. *(a) 159,075 2,346,356
SimilarWeb Ltd. *(a) 303,438 2,175,650
4,522,006
14,134,136
ITALY 1.6%
Capital Markets 0.0%
†
Azimut Holding SpA 1,382 58,652
Energy Equipment & Services 0.3%
Saipem SpA (a) 201,794 978,919
Gas Utilities 0.6%
Italgas SpA 169,147 1,745,581
Household Durables 0.7%
De' Longhi SpA 42,902 2,005,765
4,788,917
JAPAN 30.4%
Automobile Components 0.5%
Koito Manufacturing Co. Ltd. (a) 37,308 626,164
Sumitomo Rubber Industries Ltd.
(a) 30,725 433,482
Toyoda Gosei Co. Ltd. (a) 16,100 556,616
1,616,262
Banks 4.0%
Fukuoka Financial Group, Inc. 59,688 2,746,937
Hachijuni Nagano Bank Ltd. 59,670 935,978
Hokuhoku Financial Group, Inc. 61,600 2,858,583
Kyoto Financial Group, Inc. (a) 56,954 1,582,174
Mebuki Financial Group, Inc. 359,960 3,371,447
Tochigi Bank Ltd. (The) (a) 38,196 225,575
11,720,694

42 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
JAPAN
Broadline Retail 0.3%
ASKUL Corp. (a) 108,429 858,244
Building Products 0.2%
Nichias Corp. 32,120 668,361
Takasago Thermal Engineering
Co. Ltd. 800 21,220
689,581
Chemicals 0.9%
Denka Co. Ltd. (a) 21,783 462,364
Mitsubishi Gas Chemical Co., Inc. 25,002 645,245
Nissan Chemical Corp. (a) 19,194 901,503
PILLAR Corp. (a) 5,301 308,497
Shikoku Kasei Holdings Corp. (a) 20,997 358,992
2,676,601
Commercial Services & Supplies 0.3%
Daiei Kankyo Co. Ltd. (a) 39,490 926,687
Construction & Engineering 1.0%
Penta-Ocean Construction Co.
Ltd. 111,156 1,038,114
Sanki Engineering Co. Ltd. (a) 101,500 1,456,630
Shimizu Corp. 22,228 328,961
2,823,705
Construction Materials 0.9%
Maeda Kosen Co. Ltd. 25,200 310,872
Sumitomo Osaka Cement Co. Ltd.
(a) 33,868 1,144,776
Taiheiyo Cement Corp. (a) 44,688 1,146,549
2,602,197
Consumer Finance 0.6%
Marui Group Co. Ltd. 94,375 1,759,767
Consumer Staples Distribution & Retail 0.2%
Sundrug Co. Ltd. (a) 21,943 520,992
Containers & Packaging 0.2%
FP Corp. 39,830 631,093
Diversified REITs 0.5%
Activia Properties, Inc. 1,711 1,531,905
Diversified Telecommunication Services 0.2%
Vision, Inc. (a) 68,300 442,419
Electric Utilities 0.8%
Kyushu Electric Power Co., Inc. 211,847 2,368,290
Electrical Equipment 0.1%
Sinfonia Technology Co. Ltd. (a) 3,433 280,509
Electronic Equipment, Instruments & Components 2.6%
Canon Marketing Japan, Inc. (a) 68,604 1,551,300
Ibiden Co. Ltd. (a) 26,176 2,629,001
Maruwa Co. Ltd. (a) 4,896 1,666,094
Omron Corp. 6,400 215,222
Shimadzu Corp. (a) 68,401 1,743,164
7,804,781
Entertainment 0.2%
Capcom Co. Ltd. 18,823 469,181
Financial Services 0.5%
GMO Payment Gateway, Inc. (a) 14,082 874,084
PayPay Corp., ADR *(a) 30,584 462,736
1,336,820
Food Products 0.5%
Morinaga & Co. Ltd. 27,700 459,594
Common Stocks
Shares Value ($)
JAPAN
Food Products
Toyo Suisan Kaisha Ltd. (a) 17,735 1,151,067
1,610,661
Ground Transportation 0.1%
GO, Inc. * 20,367 360,348
Health Care Equipment & Supplies 0.3%
Asahi Intecc Co. Ltd. 44,967 1,015,109
Health Care Technology 0.4%
M3, Inc. (a) 102,049 1,140,835
Hotels, Restaurants & Leisure 1.0%
Kyoritsu Maintenance Co. Ltd. (a) 76,900 1,676,917
Tokyotokeiba Co. Ltd. (a) 39,787 1,256,513
2,933,430
Household Products 0.1%
Lion Corp. 38,100 408,755
Leisure Products 0.8%
Sega Sammy Holdings, Inc. (a) 131,495 2,271,206
Machinery 5.0%
Harmonic Drive Systems, Inc. (a) 9,101 342,278
Hitachi Construction Machinery
Co. Ltd. 74,265 2,489,951
Hoshizaki Corp. (a) 54,646 1,954,638
Japan Steel Works Ltd. (The) (a) 26,963 1,253,998
Kurita Water Industries Ltd. 6,000 324,014
MISUMI Group, Inc. 198,409 4,788,399
Nabtesco Corp. 62,628 1,802,309
THK Co. Ltd. 24,876 1,024,418
Union Tool Co. (a) 7,115 678,411
Yaskawa Electric Corp. 6,800 203,005
14,861,421
Oil, Gas & Consumable Fuels 0.4%
Cosmo Energy Holdings Co. Ltd. 48,100 1,204,858
Personal Care Products 0.3%
Rohto Pharmaceutical Co. Ltd. 55,358 830,519
Pharmaceuticals 0.2%
Nxera Pharma Co. Ltd. *(a) 89,851 491,738
Professional Services 0.7%
BayCurrent , Inc. 18,249 820,378
Persol Holdings Co. Ltd. (a) 663,998 1,101,176
1,921,554
Real Estate Management & Development 2.2%
Katitas Co. Ltd. 3,600 76,064
Keihanshin Building Co. Ltd. (a) 362,115 2,600,132
Relo Group, Inc. 54,329 686,588
Tokyo Tatemono Co. Ltd. 142,154 3,003,357
6,366,141
Semiconductors & Semiconductor Equipment 2.1%
Kokusai Electric Corp. 55,186 2,486,101
Tokyo Seimitsu Co. Ltd. 18,901 1,978,447
Ulvac , Inc. (a) 30,332 1,603,569
6,068,117
Software 0.2%
Sansan , Inc. (a) 48,626 608,507
Specialty Retail 1.8%
ABC-Mart, Inc. (a) 92,338 1,578,116
and ST HD Co. Ltd. (a) 66,713 1,417,970
Shimamura Co. Ltd. 105,095 2,208,582
5,204,668

Nationwide International Small Cap Fund - July 31, 2026 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
JAPAN
Textiles, Apparel & Luxury Goods 0.3%
Goldwin, Inc. 62,230 897,482
89,255,077
MEXICO 0.5%
Oil, Gas & Consumable Fuels 0.3%
Esentia Energy Development SAB
de CV * 268,400 819,481
Transportation Infrastructure 0.2%
Grupo Aeroportuario del Sureste
SAB de CV, Class B 23,082 639,211
1,458,692
NETHERLANDS 4.4%
Energy Equipment & Services 0.3%
SBM Offshore NV 26,266 984,091
Pharmaceuticals 0.4%
Pharvaris NV * 38,406 1,252,804
Professional Services 2.4%
Arcadis NV (a) 144,967 6,842,503
Retail REITs 0.8%
Wereldhave NV 111,042 2,452,803
Trading Companies & Distributors 0.5%
IMCD NV 14,363 1,569,779
13,101,980
NORWAY 1.0%
Insurance 0.4%
Storebrand ASA 59,982 1,275,145
Machinery 0.6%
Kongsberg Maritime A/S * 297,494 1,676,594
2,951,739
POLAND 0.3%
Banks 0.3%
Alior Bank SA 22,996 846,773
SINGAPORE 0.5%
Real Estate Management & Development 0.5%
City Developments Ltd. 227,800 1,395,211
SLOVENIA 0.5%
Banks 0.5%
Nova Ljubljanska Banka dd, GDR
Reg. S 29,092 1,506,117
SPAIN 1.6%
Air Freight & Logistics 0.6%
Logista Integral SA 48,148 2,054,539
Diversified REITs 0.3%
Merlin Properties Socimi SA 49,218 855,896
Diversified Telecommunication Services 0.3%
Digi Spain Telecom SA *(a) 132,400 839,724
Insurance 0.1%
Linea Directa Aseguradora SA Cia
de Seguros y Reaseguros 187,361 277,051
Pharmaceuticals 0.3%
Almirall SA (a) 62,791 804,378
4,831,588
Common Stocks
Shares Value ($)
SWEDEN 2.2%
Banks 0.4%
NOBA Bank Group AB 119,362 1,043,240
Containers & Packaging 0.4%
Billerud AB 159,939 1,275,340
Leisure Products 0.2%
Thule Group AB Reg. S (a)(b) 28,705 659,382
Pharmaceuticals 0.2%
Camurus AB *(a) 9,754 641,533
Real Estate Management & Development 0.6%
Castellum AB (a) 113,881 1,600,428
Specialty Retail 0.4%
Haypp Group AB *(a) 81,893 1,135,230
6,355,153
SWITZERLAND 1.2%
Life Sciences Tools & Services 0.3%
Siegfried Holding AG (Registered) 10,535 987,495
Machinery 0.8%
Sulzer AG (Registered) REG 11,414 2,067,681
Pharmaceuticals 0.1%
Oculis Holding AG *(a) 31,240 353,324
3,408,500
TAIWAN 0.8%
Machinery 0.1%
Syntec Technology Co. Ltd. 3,000 186,050
Semiconductors & Semiconductor Equipment 0.7%
ASPEED Technology, Inc. 4,963 2,177,957
2,364,007
UNITED KINGDOM 15.6%
Aerospace & Defense 1.1%
Babcock International Group plc 107,833 1,640,260
QinetiQ Group plc 229,525 1,567,057
3,207,317
Banks 0.4%
Shawbrook Group plc Reg. S *(b) 274,902 1,214,385
Biotechnology 0.5%
Genus plc 32,661 965,049
Immunocore Holdings plc, ADR * 16,155 546,201
1,511,250
Building Products 0.5%
Genuit Group plc 410,671 1,503,383
Capital Markets 0.5%
BP Marsh & Partners plc 24,243 220,878
ICG plc 20,950 532,759
Quilter plc Reg. S (b) 250,846 654,106
1,407,743
Chemicals 0.4%
Elementis plc 482,123 1,159,229
Construction Materials 0.5%
SigmaRoc plc * 859,089 1,429,290
Consumer Staples Distribution & Retail 0.9%
Marks & Spencer Group plc 489,579 2,677,109
Distributors 0.4%
Inchcape plc 115,393 1,304,817

44 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Electrical Equipment 0.1%
Ceres Power Holdings plc * 79,325 373,506
Energy Equipment & Services 0.4%
Subsea 7 SA 37,793 1,261,982
Hotels, Restaurants & Leisure 0.5%
Trainline plc Reg. S *(b) 475,696 1,522,400
Insurance 1.4%
Hiscox Ltd. 132,081 3,222,009
Lancashire Holdings Ltd. 39,235 318,514
Sabre Insurance Group plc Reg.
S (b) 206,394 508,583
4,049,106
IT Services 1.0%
Softcat plc 108,826 2,834,806
Leisure Products 0.4%
Games Workshop Group plc 5,059 1,303,144
Machinery 1.9%
IMI plc 55,410 2,196,480
Rotork plc 460,938 3,047,111
5,243,591
Passenger Airlines 0.5%
easyJet plc 171,946 1,459,101
Pharmaceuticals 0.3%
Hikma Pharmaceuticals plc 43,401 928,447
Retail REITs 1.2%
Hammerson plc 684,938 3,524,071
Specialty Retail 1.3%
Currys plc 1,096,635 2,483,221
Kingfisher plc 317,134 1,321,557
3,804,778
Textiles, Apparel & Luxury Goods 0.4%
Coats Group plc 1,075,198 1,163,091
Trading Companies & Distributors 0.5%
RS GROUP plc 140,825 1,332,293
Water Utilities 0.5%
Pennon Group plc 214,089 1,340,380
45,555,219
UNITED STATES 1.2%
Entertainment 0.6%
IMAX Corp. * 10,958 524,231
Lionsgate Studios Corp. * 82,176 1,091,297
1,615,528
Machinery 0.2%
Impro Precision Industries Ltd.
Reg. S (b) 663,851 616,404
Professional Services 0.4%
Fiverr International Ltd. *(a) 133,899 1,195,718
Software 0.0%
†
Monday.com Ltd. * 1,655 144,233
3,571,883
Total Common Stocks
(cost $239,974,280) 284,888,164
Exchange Traded Fund 2.1%
Shares Value ($)
UNITED STATES 2.1%
iShares MSCI EAFE Small-Cap
ETF (a) 73,413 6,159,351
Total Exchange Traded Fund
(cost $5,923,415) 6,159,351
Warrants 0.0%
†
Number of
Warrants
CANADA 0.0%
†
Metals & Mining 0.0%
†
Mogotes Metals, Inc., expiring at
an exercise price of $0.53 on
01/22/29*^∞ 703,750 25,101
Total Warrants
(cost $0) 25,101
Short-Term Investments 0.4%
Shares
Money Market Funds 0.4%
BlackRock Liquidity FedFund ,
Institutional Shares, 3.56%(c)(d) 400,000 400,000
Invesco Government & Agency
Portfolio, Institutional Shares,
3.64%(c)(d) 400,000 400,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.59%(c)(d) 400,000 400,000
Total Short-Term Investments
(cost $1,200,000) 1,200,000
Repurchase Agreements 5.6%
Principal
Amount ($)
CF Secured, LLC, 3.63%,
dated 7/31/2026, due
8/3/2026, repurchase price
$9,605,852, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056; total
market value $9,797,969.(d) 9,602,947 9,602,947

Nationwide International Small Cap Fund - July 31, 2026 (Unaudited) - Statement of Investments - 45
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital Markets,
3.65%, dated 7/31/2026, due
8/3/2026, repurchase price
$7,002,129, collateralized
by U.S. Government Agency
Securities, ranging from
0.12% - 4.38%, maturing
1/31/2027 - 4/30/2033; total
market value $7,142,172.(d) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $16,602,947) 16,602,947
Total Investments
(cost $263,700,642) — 104.8% 308,875,563
Liabilities in excess of other assets — (4.8)% (14,229,617)
NET ASSETS — 100.0%
$294,645,946
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2026. The total value of securities on loan as of July 31,
2026 was $47,117,229, which was collateralized by cash
used to purchase money market funds and repurchase
agreements with a value of $1,200,000 and $16,602,947,
respectively, and by $32,129,942 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
8/11/2026 - 5/15/2056, a total value of $49,932,889.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2026 was
$12,823,050 which represents 4.35% of net assets.
(c) Represents 7-day effective yield as of July 31, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $17,802,947.
ADR American Depositary Receipt
CA Canada
ETF Exchange Traded Fund
GDR Global Depositary Receipt
GO General Obligation
JP Japan
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

46 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Small Cap Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide International Small Cap Fund - July 31, 2026 (Unaudited) - Statement of Investments - 47
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 3,207,317 $ – $ 3,207,317
Air Freight & Logistics – 2,054,539 – 2,054,539
Automobile Components 42,892 3,589,494 – 3,632,386
Automobiles – 258,224 – 258,224
Banks – 28,320,410 – 28,320,410
Beverages – 2,172,747 – 2,172,747
Biotechnology 1,618,308 1,199,557 – 2,817,865
Broadline Retail – 858,244 – 858,244
Building Products – 4,410,984 – 4,410,984
Capital Markets – 1,466,396 – 1,466,396
Chemicals 1,005,602 8,183,352 – 9,188,954
Commercial Services & Supplies – 926,687 – 926,687
Construction & Engineering – 2,823,705 – 2,823,705
Construction Materials – 4,031,487 – 4,031,487
Consumer Finance – 1,759,767 – 1,759,767
Consumer Staples Distribution & Retail – 3,198,102 – 3,198,102
Containers & Packaging – 2,420,745 – 2,420,745
Distributors – 1,304,817 – 1,304,817
Diversified REITs – 5,614,988 – 5,614,988
Diversified Telecommunication Services 839,724 4,161,370 – 5,001,094
Electric Utilities – 2,368,290 – 2,368,290
Electrical Equipment – 654,016 – 654,016
Electronic Equipment, Instruments &
Components – 7,804,782 – 7,804,782
Energy Equipment & Services – 5,587,954 – 5,587,954
Entertainment 1,615,528 469,181 – 2,084,709
Financial Services 462,736 3,581,248 – 4,043,984
Food Products – 2,434,972 – 2,434,972
Gas Utilities 650,261 3,291,894 – 3,942,155
Ground Transportation 2,374,202 1,833,743 – 4,207,945
Health Care Equipment & Supplies – 1,244,886 – 1,244,886
Health Care REITs – 2,224,866 – 2,224,866
Health Care Technology – 1,140,835 – 1,140,835
Hotels, Restaurants & Leisure 689,038 4,455,830 – 5,144,868
Household Durables – 2,005,765 – 2,005,765
Household Products – 408,755 – 408,755
Insurance – 7,110,912 – 7,110,912
IT Services 1,945,476 4,046,396 – 5,991,872
Leisure Products – 4,233,731 – 4,233,731
Life Sciences Tools & Services – 1,439,344 – 1,439,344
Machinery – 27,719,647 – 27,719,647
Media – 2,887,065 – 2,887,065
Metals & Mining 11,505,684 703,917 – 12,209,601
Oil, Gas & Consumable Fuels 3,129,300 2,320,497 – 5,449,797
Passenger Airlines – 1,459,101 – 1,459,101
Personal Care Products – 830,519 – 830,519
Pharmaceuticals 1,719,015 5,034,298 – 6,753,313
Professional Services 1,195,718 8,764,056 – 9,959,774
Real Estate Management & Development – 17,772,811 – 17,772,811
Residential REITs – 2,105,760 – 2,105,760
Retail REITs – 5,976,874 – 5,976,874
Semiconductors & Semiconductor
Equipment 3,148,670 9,813,395 – 12,962,065
Software 8,948,376 608,507 – 9,556,883
Specialty Retail – 10,193,921 – 10,193,921
Textiles, Apparel & Luxury Goods – 3,398,208 – 3,398,208
Trading Companies & Distributors – 2,902,072 – 2,902,072
Transportation Infrastructure 639,211 – – 639,211
Water Utilities – 1,340,380 – 1,340,380

48 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Small Cap Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ 1,227,063 $ – $ – $ 1,227,063
Total Common Stocks $ 42,756,804 $ 242,131,360 $ – $ 284,888,164
Exchange Traded Fund 6,159,351 – – 6,159,351
Repurchase Agreements – 16,602,947 – 16,602,947
Short-Term Investments 1,200,000 – – 1,200,000
Warrants – – 25,101 25,101
Total $ 50,116,155 $ 258,734,307 $ 25,101 $ 308,875,563
Warrants Total
Balance as of 10/31/2025 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Distributions — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 25,101 25,101
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 7/31/2026 $ 25,101 $ 25,101
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2026 $ 25,101 $ 25,101
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Schroders Global Equity Fund (formerly, Nationwide Global Sustainable Equity Fund) - July 31, 2026 (Unaudited) - State-
ment of Investments - 49
Common Stocks 98.8%
Shares Value ($)
AUSTRALIA 0.6%
Metals & Mining 0.6%
Rio Tinto Ltd. 14,366 1,728,001
AUSTRIA 0.4%
Banks 0.4%
Erste Group Bank AG 9,215 1,194,698
CANADA 1.1%
Ground Transportation 1.1%
Canadian Pacific Kansas City Ltd. 36,637 3,254,299
CHINA 1.1%
Chemicals 0.0%
†
Tianhe Chemicals Group Ltd. *^∞ 2,702,000 0
Electrical Equipment 0.7%
Contemporary Amperex
Technology Co. Ltd., Class H 28,800 2,288,250
Interactive Media & Services 0.4%
Tencent Holdings Ltd. 18,700 1,134,011
3,422,261
FRANCE 1.2%
Aerospace & Defense 0.7%
Airbus SE 6,694 1,564,860
Safran SA 1,128 441,727
2,006,587
Textiles, Apparel & Luxury Goods 0.5%
LVMH Moet Hennessy Louis
Vuitton SE 2,820 1,546,339
3,552,926
GERMANY 1.8%
Automobiles 0.2%
Bayerische Motoren Werke AG 8,365 572,644
Industrial Conglomerates 0.4%
Siemens AG (Registered) 3,301 1,076,085
Insurance 0.5%
Allianz SE (Registered) 2,724 1,359,612
Software 0.7%
SAP SE 13,789 2,503,473
5,511,814
HONG KONG 0.6%
Insurance 0.2%
AIA Group Ltd. 67,200 680,524
Machinery 0.4%
Techtronic Industries Co. Ltd. 61,000 1,029,843
1,710,367
INDIA 0.5%
Banks 0.5%
ICICI Bank Ltd., ADR 50,645 1,518,844
ITALY 0.8%
Automobiles 0.1%
Ferrari NV 760 298,523
Banks 0.7%
Intesa Sanpaolo SpA 277,203 2,096,094
2,394,617
Common Stocks
Shares Value ($)
JAPAN 4.0%
Banks 1.1%
Mitsubishi UFJ Financial Group,
Inc. 147,100 3,297,898
Electrical Equipment 0.6%
Mitsubishi Electric Corp. 51,400 1,873,606
Health Care Equipment & Supplies 0.3%
Hoya Corp. 6,300 965,756
Professional Services 0.8%
Recruit Holdings Co. Ltd. 29,000 2,279,550
Semiconductors & Semiconductor Equipment 0.9%
Advantest Corp. 9,300 1,839,512
Disco Corp. 2,700 970,773
2,810,285
Specialty Retail 0.3%
Fast Retailing Co. Ltd. 1,600 784,221
12,011,316
NETHERLANDS 2.5%
Beverages 0.5%
Heineken NV 16,211 1,465,848
Semiconductors & Semiconductor Equipment 2.0%
ASML Holding NV 3,698 6,047,100
7,512,948
NORWAY 0.9%
Banks 0.2%
DNB Bank ASA 21,416 689,073
Oil, Gas & Consumable Fuels 0.7%
Equinor ASA 45,666 1,877,008
2,566,081
SINGAPORE 1.1%
Banks 0.9%
DBS Group Holdings Ltd. 44,800 2,582,948
Diversified Telecommunication Services 0.2%
Singapore Telecommunications
Ltd. 213,800 740,137
3,323,085
SOUTH KOREA 3.3%
Automobiles 0.3%
Kia Corp. 8,177 757,878
Personal Care Products 0.4%
APR Corp. 4,724 1,053,884
Technology Hardware, Storage & Peripherals 2.6%
Samsung Electronics Co. Ltd. 44,839 8,075,397
9,887,159
SPAIN 1.8%
Banks 0.8%
Banco Bilbao Vizcaya Argentaria
SA 81,687 2,286,944
Electric Utilities 0.6%
Iberdrola SA 77,690 1,847,790
Specialty Retail 0.4%
Industria de Diseno Textil SA 19,602 1,284,844
5,419,578

50 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Schroders Global Equity Fund (formerly, Nationwide Global
Sustainable Equity Fund)
Common Stocks
Shares Value ($)
SWEDEN 0.8%
Banks 0.3%
Swedbank AB, Class A 25,539 1,023,022
Machinery 0.5%
Volvo AB, Class B 35,289 1,349,693
2,372,715
TAIWAN 3.7%
Semiconductors & Semiconductor Equipment 3.7%
Taiwan Semiconductor
Manufacturing Co. Ltd. 150,000 11,217,274
UNITED KINGDOM 4.9%
Aerospace & Defense 0.3%
BAE Systems plc 28,172 796,475
Banks 2.0%
HSBC Holdings plc 195,010 4,183,742
Standard Chartered plc 69,904 2,066,262
6,250,004
Consumer Staples Distribution & Retail 0.5%
Tesco plc 222,821 1,467,591
Insurance 0.7%
Admiral Group plc 40,215 2,043,863
Pharmaceuticals 1.4%
AstraZeneca plc 12,188 2,080,099
GSK plc 84,915 2,198,683
4,278,782
14,836,715
UNITED STATES 67.7%
Aerospace & Defense 1.2%
GE Aerospace 5,335 1,920,974
Howmet Aerospace, Inc. 5,705 1,610,293
3,531,267
Banks 2.3%
JPMorgan Chase & Co. 19,380 6,817,690
Beverages 2.2%
Coca-Cola Co. (The) 40,398 3,538,461
Monster Beverage Corp. * 31,268 3,013,610
6,552,071
Broadline Retail 3.5%
Amazon.com, Inc. * 38,964 10,581,843
Building Products 0.5%
Carrier Global Corp. 26,766 1,654,406
Capital Markets 2.5%
Blackrock, Inc. 1,601 1,745,714
Moody's Corp. 3,491 1,670,025
Morgan Stanley 19,784 4,162,949
7,578,688
Chemicals 1.3%
DuPont de Nemours, Inc. 10,972 1,503,164
Ecolab, Inc. 1,581 438,933
Sherwin-Williams Co. (The) 5,411 1,844,339
3,786,436
Communications Equipment 1.6%
Arista Networks, Inc. * 17,565 3,167,848
Lumentum Holdings, Inc. * 1,337 954,538
Motorola Solutions, Inc. 1,732 754,719
4,877,105
Construction Materials 0.3%
Vulcan Materials Co. 3,273 879,030
Common Stocks
Shares Value ($)
UNITED STATES
Consumer Finance 0.7%
American Express Co. 6,694 2,250,858
Consumer Staples Distribution & Retail 0.3%
Dollar General Corp. 7,147 908,026
Electric Utilities 0.9%
NextEra Energy, Inc. 31,804 2,764,404
Electrical Equipment 2.4%
Eaton Corp. plc 2,218 920,914
GE Vernova, Inc. 1,829 1,811,240
Schneider Electric SE 6,959 2,336,124
Vertiv Holdings Co., Class A 9,120 2,203,118
7,271,396
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 11,865 1,906,706
Energy Equipment & Services 0.5%
Baker Hughes Co., Class A 24,572 1,486,360
Entertainment 1.1%
Liberty Media Corp.-Liberty
Formula One, Class C * 9,647 946,660
Netflix, Inc. * 16,065 1,152,021
Spotify Technology SA * 2,662 1,330,841
3,429,522
Financial Services 1.6%
Visa, Inc., Class A 13,552 4,961,794
Ground Transportation 0.2%
Uber Technologies, Inc. * 8,569 602,915
Health Care Equipment & Supplies 1.4%
IDEXX Laboratories, Inc. * 1,643 918,552
Intuitive Surgical, Inc. * 1,748 617,621
Medtronic plc 11,290 964,053
Stryker Corp. 5,185 1,688,754
4,188,980
Health Care Providers & Services 1.3%
HCA Healthcare, Inc. 2,448 985,540
UnitedHealth Group, Inc. 6,909 2,863,090
3,848,630
Health Care Technology 0.5%
Veeva Systems, Inc., Class A * 7,310 1,489,632
Hotels, Restaurants & Leisure 0.5%
Booking Holdings, Inc. 8,490 1,637,721
Household Durables 1.1%
NVR, Inc. * 128 786,822
SharkNinja, Inc. * 14,722 2,381,578
3,168,400
Household Products 0.6%
Procter & Gamble Co. (The) 12,269 1,772,748
Insurance 0.7%
Chubb Ltd. 5,982 2,097,768
Interactive Media & Services 8.0%
Alphabet, Inc., Class A 52,624 18,740,985
Meta Platforms, Inc., Class A 9,798 5,454,645
24,195,630
IT Services 0.8%
Snowflake, Inc., Class A * 7,819 2,293,156
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc. 1,874 1,076,238

Nationwide Schroders Global Equity Fund (formerly, Nationwide Global Sustainable Equity Fund) - July 31, 2026 (Unaudited) - State-
ment of Investments - 51
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services
Waters Corp. * 5,191 1,958,616
3,034,854
Machinery 1.0%
Deere & Co. 1,088 644,825
Parker-Hannifin Corp. 2,406 2,349,531
2,994,356
Oil, Gas & Consumable Fuels 1.9%
ConocoPhillips 16,107 1,940,571
Devon Energy Corp. 41,512 1,873,437
Shell plc 41,272 1,905,114
5,719,122
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co. 22,884 1,494,554
Eli Lilly & Co. 2,252 2,587,187
Haleon plc 514,232 2,516,043
Johnson & Johnson 7,480 1,917,498
Novartis AG (Registered) 10,469 1,634,295
Roche Holding AG 4,037 1,765,105
11,914,682
Semiconductors & Semiconductor Equipment 10.4%
Advanced Micro Devices, Inc. * 7,027 3,345,906
Analog Devices, Inc. 4,873 1,790,389
Broadcom, Inc. 16,739 6,516,158
Credo Technology Group Holding
Ltd. * 8,785 1,818,407
First Solar, Inc. * 4,554 961,031
NVIDIA Corp. 83,423 16,747,166
31,179,057
Software 4.8%
Cadence Design Systems, Inc. * 4,457 1,515,469
Microsoft Corp. 27,530 12,793,742
14,309,211
Specialty Retail 0.9%
O'Reilly Automotive, Inc. * 19,624 1,753,405
TJX Cos., Inc. (The) 6,721 1,057,482
2,810,887
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc. 39,841 12,307,283
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc. 9,770 1,488,655
Trading Companies & Distributors 0.2%
United Rentals, Inc. 689 743,610
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc. 4,878 842,479
203,877,378
Total Common Stocks
(cost $235,227,983) 297,312,076
Total Investments
(cost $235,227,983) — 98.8% 297,312,076
Other assets in excess of liabilities — 1.2% 3,540,805
NET ASSETS — 100.0%
$300,852,881
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
ADR American Depositary Receipt

52 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Schroders Global Equity Fund (formerly, Nationwide Global
Sustainable Equity Fund)
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Schroders Global Equity Fund (formerly, Nationwide Global Sustainable Equity Fund) - July 31, 2026 (Unaudited) - State-
ment of Investments - 53
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 3,531,267 $ 2,803,062 $ – $ 6,334,329
Automobiles – 1,629,046 – 1,629,046
Banks 8,336,535 19,420,681 – 27,757,216
Beverages 6,552,071 1,465,848 – 8,017,919
Broadline Retail 10,581,843 – – 10,581,843
Building Products 1,654,406 – – 1,654,406
Capital Markets 7,578,688 – – 7,578,688
Chemicals 3,786,436 – – 3,786,436
Communications Equipment 4,877,105 – – 4,877,105
Construction Materials 879,030 – – 879,030
Consumer Finance 2,250,858 – – 2,250,858
Consumer Staples Distribution & Retail 908,026 1,467,591 – 2,375,617
Diversified Telecommunication Services – 740,137 – 740,137
Electric Utilities 2,764,403 1,847,790 – 4,612,193
Electrical Equipment 4,935,272 6,497,980 – 11,433,252
Electronic Equipment, Instruments &
Components 1,906,706 – – 1,906,706
Energy Equipment & Services 1,486,360 – – 1,486,360
Entertainment 3,429,522 – – 3,429,522
Financial Services 4,961,794 – – 4,961,794
Ground Transportation 3,857,214 – – 3,857,214
Health Care Equipment & Supplies 4,188,980 965,756 – 5,154,736
Health Care Providers & Services 3,848,630 – – 3,848,630
Health Care Technology 1,489,632 – – 1,489,632
Hotels, Restaurants & Leisure 1,637,721 – – 1,637,721
Household Durables 3,168,400 – – 3,168,400
Household Products 1,772,748 – – 1,772,748
Industrial Conglomerates – 1,076,085 – 1,076,085
Insurance 2,097,768 4,083,999 – 6,181,767
Interactive Media & Services 24,195,630 1,134,011 – 25,329,641
IT Services 2,293,156 – – 2,293,156
Life Sciences Tools & Services 3,034,854 – – 3,034,854
Machinery 2,994,356 2,379,535 – 5,373,891
Metals & Mining – 1,728,001 – 1,728,001
Oil, Gas & Consumable Fuels 3,814,008 3,782,122 – 7,596,130
Personal Care Products – 1,053,884 – 1,053,884
Pharmaceuticals 5,999,239 10,194,225 – 16,193,464
Professional Services – 2,279,550 – 2,279,550
Semiconductors & Semiconductor
Equipment 31,179,058 20,074,659 – 51,253,717
Software 14,309,211 2,503,472 – 16,812,683
Specialty Retail 2,810,887 2,069,065 – 4,879,952
Technology Hardware, Storage &
Peripherals 12,307,283 8,075,397 – 20,382,680
Textiles, Apparel & Luxury Goods 1,488,655 1,546,339 – 3,034,994
Trading Companies & Distributors 743,610 – – 743,610
Wireless Telecommunication Services 842,479 – – 842,479
Total $ 198,493,841 $ 98,818,235 $ – $ 297,312,076

54 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Schroders Global Equity Fund (formerly, Nationwide Global
Sustainable Equity Fund)
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
As of July 31, 2026, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0.5%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2023-1, Class
A, 5.80%, 1/15/2036 17,766 18,108
Automobiles 0.1%
World Omni Auto Receivables
Trust, Series 2024-A, Class
B, 5.09%, 12/17/2029 200,000 201,223
Credit Card 0.4%
American Express Credit
Account Master Trust,
Series 2023-4, Class A,
5.15%, 9/16/2030 500,000 506,663
Total Asset-Backed Securities
(cost $726,635)
725,994
Commercial Mortgage-Backed Securities 1.5%
BANK5, Series 2023-
5YR4, Class A3, 6.50%,
12/15/2056 216,403 221,781
BBCMS Mortgage Trust,
Series 2025-C39, Class A5,
5.30%, 12/15/2058 500,000 497,483
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series K-1510,
Class A3, 3.79%, 1/25/2034 200,000 185,528
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 995,482 923,525
Morgan Stanley Capital I
Trust, Series 2020-L4,
Class A2, 2.45%, 2/15/2053 487,549 449,072
Total Commercial Mortgage-Backed
Securities
(cost $2,426,791) 2,277,389
Corporate Bonds 24.3%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
5.15%, 5/1/2030 50,000 50,249
6.13%, 2/15/2033 25,000 26,037
3.60%, 5/1/2034(a) 15,000 13,278
6.53%, 5/1/2034 20,000 21,419
5.71%, 5/1/2040 40,000 39,523
5.81%, 5/1/2050 25,000 23,615
6.86%, 5/1/2054 40,000 42,850
General Dynamics Corp. ,
4.25%, 4/1/2040 25,000 21,832
General Electric Co. ,
6.75%, 3/15/2032 50,000 54,511
Honeywell Aerospace, Inc. ,
4.95%, 3/16/2036(b) 25,000 24,100
5.73%, 3/16/2056(b) 25,000 23,811
L3Harris Technologies, Inc. ,
5.40%, 7/31/2033 30,000 30,156
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 44,171
Lockheed Martin Corp. ,
4.50%, 2/15/2029 30,000 29,903
3.60%, 3/1/2035 25,000 22,470
4.09%, 9/15/2052 25,000 18,760
4.15%, 6/15/2053 10,000 7,541
5.70%, 11/15/2054(a) 25,000 23,995
4.30%, 6/15/2062 10,000 7,406
Northrop Grumman Corp. ,
4.75%, 6/1/2043 20,000 17,498
RTX Corp. ,
4.13%, 11/16/2028 100,000 98,934
6.10%, 3/15/2034 50,000 52,717
4.50%, 6/1/2042 50,000 43,093
737,869
Air Freight & Logistics 0.1%
FedEx Corp. ,
4.25%, 5/15/2030 20,000 19,503
United Parcel Service, Inc. ,
4.45%, 4/1/2030 25,000 24,819
5.25%, 5/14/2035(a) 25,000 25,050
6.20%, 1/15/2038 40,000 42,528
5.30%, 4/1/2050 25,000 22,580
134,480
Automobile Components 0.1%
Lear Corp. ,
3.80%, 9/15/2027 123,000 121,803
Automobiles 0.2%
Ford Motor Co. ,
7.45%, 7/16/2031 30,000 32,220
4.75%, 1/15/2043 65,000 49,929
5.29%, 12/8/2046 10,000 7,994
General Motors Co. ,
6.60%, 4/1/2036 25,000 26,345
6.25%, 10/2/2043 20,000 19,474
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 20,000 17,819
5.34%, 7/8/2035 15,000 14,738
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 56,718
225,237
Banks 4.3%
Banco Santander SA ,
6.61%, 11/7/2028 200,000 207,850
Bank of America Corp. ,
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(c) 91,000 89,461
(SOFR + 0.83%), 4.98%,
1/24/2029(c) 25,000 25,095
(CME Term SOFR 3
Month + 1.33%), 3.97%,
3/5/2029(c) 50,000 49,408
(SOFR + 1.11%), 4.62%,
5/9/2029(c) 25,000 24,943

2 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(c) 50,000 48,894
(SOFR + 0.87%), 4.48%,
4/23/2030(c) 25,000 24,726
(SOFR + 1.00%), 5.16%,
1/24/2031(c) 50,000 50,249
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 50,000 45,871
(SOFR + 0.87%), 4.46%,
2/6/2032(c) 25,000 24,324
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 50,000 44,848
(SOFR + 1.04%), 4.70%,
4/23/2032(c) 25,000 24,531
(SOFR + 1.83%), 4.57%,
4/27/2033(c) 40,000 38,727
(SOFR + 1.84%), 5.87%,
9/15/2034(c) 40,000 41,141
(SOFR + 1.91%), 5.43%,
8/15/2035(c) 25,000 24,582
(SOFR + 1.74%), 5.52%,
10/25/2035(c) 25,000 24,720
(SOFR + 1.70%), 5.74%,
2/12/2036(c) 25,000 25,016
(SOFR + 1.64%), 5.46%,
5/9/2036(c) 25,000 24,966
(SOFR + 1.13%), 5.05%,
2/6/2037(c) 25,000 24,074
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(c) 45,000 40,137
5.88%, 2/7/2042 25,000 25,144
(SOFR + 1.58%), 3.31%,
4/22/2042(c) 25,000 18,742
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(c) 25,000 20,289
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(c) 30,000 22,549
Series N, (SOFR + 1.65%),
3.48%, 3/13/2052(c) 25,000 16,812
(SOFR + 1.56%), 2.97%,
7/21/2052(c) 10,000 6,112
Bank of Montreal ,
Series J, (SOFR + 0.97%),
4.44%, 1/14/2032(c) 25,000 24,328
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(c) 25,000 22,145
Bank of Nova Scotia (The) ,
4.85%, 2/1/2030 60,000 59,957
(SOFR + 1.07%), 5.13%,
2/14/2031(c) 25,000 25,082
(SOFR + 1.09%), 4.34%,
9/15/2031(c) 25,000 24,291
5.65%, 2/1/2034 10,000 10,188
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc ,
4.97%, 5/16/2029(c) 250,000 250,239
(SOFR + 2.22%), 6.49%,
9/13/2029(c) 200,000 206,131
Canadian Imperial Bank of
Commerce ,
5.26%, 4/8/2029 20,000 20,222
(SOFR + 1.34%), 4.63%,
9/11/2030(c) 25,000 24,759
3.60%, 4/7/2032 30,000 27,773
Citigroup, Inc. ,
(SOFR + 0.87%), 4.79%,
3/4/2029(c) 25,000 25,000
(SOFR + 1.34%), 4.54%,
9/19/2030(c) 25,000 24,702
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 50,000 46,947
(SOFR + 1.46%), 4.95%,
5/7/2031(c) 25,000 24,881
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 80,000 71,289
6.63%, 6/15/2032 17,000 18,199
(SOFR + 2.66%), 6.17%,
5/25/2034(c) 35,000 35,921
(SOFR + 2.06%), 5.83%,
2/13/2035(c) 20,000 20,055
(SOFR + 1.45%), 5.45%,
6/11/2035(c) 25,000 24,964
(SOFR + 1.83%), 6.02%,
1/24/2036(c) 45,000 45,552
(SOFR + 1.47%), 5.33%,
3/27/2036(c) 25,000 24,646
(SOFR + 1.38%), 2.90%,
11/3/2042(c) 49,000 34,330
(SOFR + 1.75%), 5.61%,
3/4/2056(a)(c) 25,000 23,391
Citizens Financial Group, Inc. ,
(SOFR + 1.26%), 5.25%,
3/5/2031(c) 25,000 25,073
(SOFR + 1.91%), 5.72%,
7/23/2032(c) 25,000 25,409
(SOFR + 2.33%), 6.65%,
4/25/2035(c) 10,000 10,568
Fifth Third Bancorp ,
4.00%, 2/1/2029(b) 15,000 14,669
(SOFR + 2.34%), 6.34%,
7/27/2029(c) 25,000 25,699
(SOFR + 1.49%), 4.90%,
9/6/2030(c) 25,000 24,927
(SOFR + 1.84%), 5.63%,
1/29/2032(c) 25,000 25,422
(SOFR + 1.66%), 4.34%,
4/25/2033(c) 20,000 19,018
HSBC Holdings plc ,
(SOFR + 3.35%), 7.39%,
11/3/2028(c) 200,000 206,218
(SOFR + 1.97%), 6.16%,
3/9/2029(a)(c) 200,000 204,103
(CME Term SOFR 3
Month + 1.80%), 4.58%,
6/19/2029(c) 200,000 199,105

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
6.50%, 9/15/2037(a) 100,000 103,947
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(c) 25,000 25,651
(SOFR + 0.99%), 4.62%,
1/28/2032(c) 25,000 24,323
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(c) 15,000 15,053
JPMorgan Chase & Co. ,
(SOFR + 0.80%), 4.92%,
1/24/2029(c) 25,000 25,091
(SOFR + 1.57%), 6.09%,
10/23/2029(c) 50,000 51,343
(CME Term SOFR 3
Month + 1.59%), 4.45%,
12/5/2029(c) 25,000 24,809
(SOFR + 0.82%), 4.41%,
4/23/2030(c) 25,000 24,662
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(a)(c) 80,000 77,499
(SOFR + 1.13%), 5.00%,
7/22/2030(c) 25,000 25,044
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(c) 20,000 18,709
(SOFR + 1.04%), 4.60%,
10/22/2030(c) 25,000 24,748
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(c) 50,000 44,663
(SOFR + 0.99%), 4.62%,
4/23/2032(c) 25,000 24,457
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 35,000 31,288
(SOFR + 2.08%), 4.91%,
7/25/2033(c) 50,000 49,341
(SOFR + 1.85%), 5.35%,
6/1/2034(c) 50,000 50,073
(SOFR + 1.49%), 5.77%,
4/22/2035(c) 50,000 51,083
(SOFR + 1.46%), 5.29%,
7/22/2035(c) 20,000 19,830
(SOFR + 1.32%), 5.50%,
1/24/2036(c) 25,000 25,036
(SOFR + 1.68%), 5.57%,
4/22/2036(c) 25,000 25,118
(SOFR + 1.19%), 4.81%,
10/22/2036(c) 25,000 23,737
(SOFR + 1.26%), 5.15%,
4/23/2037(c) 25,000 24,242
5.60%, 7/15/2041 40,000 39,457
(CME Term SOFR 3
Month + 1.46%), 3.16%,
4/22/2042(c) 50,000 36,895
4.95%, 6/1/2045 25,000 21,938
(SOFR + 1.55%), 5.53%,
11/29/2045(c) 25,000 23,814
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(c) 55,000 41,373
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 30,000 18,959
KeyCorp ,
2.55%, 10/1/2029 50,000 46,566
(United States SOFR
Compounded Index +
1.23%), 5.12%, 4/4/2031(c) 25,000 24,993
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(c) 15,000 15,659
Korea Development Bank
(The) ,
4.38%, 2/15/2028 200,000 199,853
Kreditanstalt fuer
Wiederaufbau ,
3.75%, 2/15/2028 50,000 49,620
2.88%, 4/3/2028 80,000 78,215
1.75%, 9/14/2029 100,000 92,509
Landwirtschaftliche
Rentenbank ,
5.00%, 10/24/2033 5,000 5,115
Lloyds Banking Group plc ,
3.57%, 11/7/2028(c) 200,000 197,272
M&T Bank Corp. ,
(SOFR + 1.61%), 5.39%,
1/16/2036(c) 40,000 39,175
Mitsubishi UFJ Financial
Group, Inc. ,
4.29%, 7/26/2038 50,000 45,499
4.15%, 3/7/2039 50,000 43,789
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(c) 200,000 203,775
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.84%), 5.58%,
6/12/2029(c) 70,000 71,028
2.55%, 1/22/2030 20,000 18,497
(SOFR + 1.20%), 5.49%,
5/14/2030(c) 25,000 25,372
(SOFR + 2.28%), 6.88%,
10/20/2034(c) 35,000 37,955
(SOFR + 1.60%), 5.40%,
7/23/2035(c) 25,000 24,832
(SOFR + 1.39%), 5.58%,
1/29/2036(c) 25,000 25,110
Royal Bank of Canada ,
(SOFR + 0.83%), 4.97%,
1/24/2029(c) 25,000 25,115
(SOFR + 1.10%), 4.97%,
8/2/2030(c) 50,000 50,113
(SOFR + 1.03%), 5.15%,
2/4/2031(c) 25,000 25,093
5.00%, 2/1/2033 70,000 69,432
5.15%, 2/1/2034 15,000 15,032

4 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander Holdings USA, Inc. ,
(SOFR + 2.14%), 6.34%,
5/31/2035(a)(c) 25,000 25,912
Sumitomo Mitsui Financial
Group, Inc. ,
2.14%, 9/23/2030 75,000 66,734
2.93%, 9/17/2041 70,000 49,309
Toronto-Dominion Bank (The) ,
4.81%, 6/3/2030 25,000 24,942
4.46%, 6/8/2032 60,000 58,197
4.93%, 10/15/2035 25,000 23,985
Truist Financial Corp. ,
(SOFR + 1.44%), 4.87%,
1/26/2029(c) 25,000 25,042
1.95%, 6/5/2030 50,000 44,841
(SOFR + 2.24%), 4.92%,
7/28/2033(c) 10,000 9,689
(SOFR + 2.30%), 6.12%,
10/28/2033(c) 40,000 41,614
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 40,000 39,343
US Bancorp ,
(SOFR + 2.11%), 4.97%,
7/22/2033(c) 25,000 24,439
(SOFR + 1.86%), 5.68%,
1/23/2035(c) 25,000 25,347
(SOFR + 1.41%), 5.42%,
2/12/2036(a)(c) 25,000 24,960
Wachovia Corp. ,
5.50%, 8/1/2035 25,000 24,773
Wells Fargo & Co. ,
(SOFR + 1.37%), 4.97%,
4/23/2029(c) 25,000 25,093
(SOFR + 0.72%), 4.58%,
5/20/2029(c) 25,000 24,914
(SOFR + 0.88%), 4.08%,
9/15/2029(c) 25,000 24,629
(SOFR + 1.50%), 5.15%,
4/23/2031(c) 25,000 25,104
(SOFR + 0.97%), 4.84%,
5/20/2032(c) 25,000 24,660
(SOFR + 1.50%), 3.35%,
3/2/2033(c) 50,000 45,478
(SOFR + 1.99%), 5.56%,
7/25/2034(c) 80,000 80,638
(SOFR + 2.06%), 6.49%,
10/23/2034(c) 60,000 63,697
(SOFR + 1.38%), 5.21%,
12/3/2035(c) 25,000 24,533
(SOFR + 1.34%), 4.89%,
9/15/2036(c) 25,000 23,909
5.61%, 1/15/2044 100,000 93,220
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(c) 10,000 8,573
(SOFR + 2.13%), 4.61%,
4/25/2053(a)(c) 25,000 20,039
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.75%),
2.67%, 11/15/2035(c) 30,000 26,850
3.13%, 11/18/2041 65,000 46,606
6,397,286
Beverages 0.3%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 90,000 78,701
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029 75,000 75,208
5.45%, 1/23/2039 30,000 29,747
5.55%, 1/23/2049 20,000 18,861
5.80%, 1/23/2059(a) 20,000 19,384
Brown-Forman Corp. ,
4.75%, 4/15/2033 20,000 19,524
Coca-Cola Co. (The) ,
1.65%, 6/1/2030 40,000 35,866
2.60%, 6/1/2050 25,000 14,613
5.40%, 5/13/2064 25,000 22,863
Constellation Brands, Inc. ,
5.25%, 11/15/2048 25,000 22,147
Keurig Dr Pepper, Inc. ,
4.42%, 12/15/2046 20,000 15,560
4.50%, 4/15/2052 30,000 23,077
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 25,000 19,075
PepsiCo, Inc. ,
4.45%, 5/15/2028 25,000 25,019
5.00%, 2/7/2035(a) 25,000 24,701
3.45%, 10/6/2046 50,000 35,655
2.75%, 10/21/2051 25,000 14,740
494,741
Biotechnology 0.4%
AbbVie, Inc. ,
4.25%, 11/14/2028 50,000 49,689
3.20%, 11/21/2029 60,000 57,194
4.88%, 3/15/2030 25,000 25,072
5.05%, 3/15/2034 40,000 39,699
4.50%, 5/14/2035 25,000 23,625
4.25%, 11/21/2049 50,000 38,918
5.55%, 3/15/2056 25,000 23,325
5.50%, 3/15/2064 20,000 18,179
Amgen, Inc. ,
5.25%, 3/2/2033 30,000 30,067
5.60%, 3/2/2043 35,000 33,548
4.66%, 6/15/2051 50,000 40,387
5.65%, 2/19/2056(a) 25,000 23,333
5.75%, 3/2/2063 35,000 32,305
Biogen, Inc. ,
3.15%, 5/1/2050 30,000 18,733
Gilead Sciences, Inc. ,
5.10%, 6/15/2035 25,000 24,740
4.75%, 3/1/2046 25,000 21,464
5.60%, 11/15/2064(a) 25,000 23,162
523,440

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Broadline Retail 0.4%
Amazon.com, Inc. ,
3.85%, 3/13/2028 25,000 24,765
1.65%, 5/12/2028(a) 50,000 47,598
3.90%, 11/20/2028 25,000 24,600
4.00%, 3/13/2029 25,000 24,587
4.60%, 7/9/2029 25,000 24,915
1.50%, 6/3/2030 25,000 22,110
4.10%, 11/20/2030 25,000 24,219
4.25%, 3/13/2031 25,000 24,251
4.80%, 7/9/2031 25,000 24,763
3.60%, 4/13/2032 25,000 23,276
4.70%, 12/1/2032 25,000 24,622
4.35%, 3/20/2033 25,000 23,872
4.80%, 12/5/2034 25,000 24,350
4.65%, 11/20/2035 50,000 47,112
4.88%, 3/13/2036 50,000 47,853
5.30%, 7/9/2036 25,000 24,564
5.65%, 3/13/2046 25,000 23,383
3.95%, 4/13/2052 25,000 17,546
5.45%, 11/20/2055 25,000 21,915
6.10%, 7/9/2056 25,000 24,011
5.55%, 11/20/2065 25,000 21,639
6.05%, 3/13/2076 25,000 23,112
eBay, Inc. ,
4.00%, 7/15/2042 25,000 19,147
608,210
Building Products 0.2%
Carrier Global Corp. ,
2.72%, 2/15/2030 50,000 46,467
5.90%, 3/15/2034 25,000 25,850
CRH America Finance, Inc. ,
5.00%, 2/9/2036 25,000 23,969
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 47,596
Johnson Controls International
plc ,
4.90%, 12/1/2032 50,000 49,454
Masco Corp. ,
3.13%, 2/15/2051 15,000 9,252
Owens Corning ,
4.30%, 7/15/2047 10,000 7,772
Trane Technologies Holdco,
Inc. ,
5.75%, 6/15/2043 20,000 19,891
230,251
Capital Markets 1.8%
Ameriprise Financial, Inc. ,
5.20%, 4/15/2035 25,000 24,535
Apollo Debt Solutions BDC ,
6.70%, 7/29/2031 15,000 15,160
Ares Capital Corp. ,
5.88%, 3/1/2029 20,000 20,086
5.50%, 9/1/2030 25,000 24,545
3.20%, 11/15/2031 20,000 17,408
Ares Strategic Income Fund ,
5.60%, 2/15/2030 25,000 24,517
5.15%, 1/15/2031 10,000 9,515
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The) ,
Series J, 1.90%, 1/25/2029 25,000 23,422
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 20,000 20,754
(SOFR + 1.85%), 6.47%,
10/25/2034(c) 40,000 42,768
(SOFR + 1.42%), 5.19%,
3/14/2035(c) 15,000 14,899
(SOFR + 1.35%), 5.32%,
6/6/2036(c) 25,000 24,860
Blackstone Private Credit
Fund ,
5.60%, 11/22/2029 25,000 24,574
6.00%, 11/22/2034 20,000 19,008
Blackstone Reg Finance Co.
LLC ,
5.00%, 12/6/2034 15,000 14,527
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 20,000 18,882
5.30%, 6/30/2030 25,000 24,233
Blue Owl Credit Income Corp. ,
7.75%, 1/15/2029 45,000 46,299
6.65%, 3/15/2031 10,000 9,931
Blue Owl Technology Finance
Corp. ,
6.50%, 10/15/2029 10,000 9,876
Brookfield Asset Management
Ltd. ,
5.80%, 4/24/2035 25,000 24,979
Brookfield Finance, Inc. ,
4.85%, 3/29/2029 60,000 59,916
3.50%, 3/30/2051 20,000 12,982
Charles Schwab Corp. (The) ,
(SOFR + 2.21%), 5.64%,
5/19/2029(c) 50,000 50,852
1.65%, 3/11/2031 30,000 25,989
1.95%, 12/1/2031 50,000 43,104
CME Group, Inc. ,
5.30%, 9/15/2043 25,000 23,750
Deutsche Bank AG ,
(SOFR + 2.51%), 6.82%,
11/20/2029(c) 150,000 156,043
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.71%), 4.15%,
1/21/2029(c) 75,000 74,289
(SOFR + 0.90%), 4.15%,
10/21/2029(c) 25,000 24,603
(SOFR + 1.77%), 6.48%,
10/24/2029(c) 25,000 25,798
(SOFR + 0.99%), 4.59%,
4/20/2030(c) 25,000 24,731
(SOFR + 1.21%), 5.05%,
7/23/2030(c) 25,000 25,046
(SOFR + 1.08%), 5.21%,
1/28/2031(c) 25,000 25,056

6 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.58%), 5.22%,
4/23/2031(c) 25,000 25,041
(SOFR + 1.06%), 4.37%,
10/21/2031(c) 25,000 24,199
(SOFR + 0.96%), 4.52%,
1/21/2032(c) 50,000 48,529
(SOFR + 1.17%), 5.24%,
7/21/2032(c) 25,000 24,951
(SOFR + 1.34%), 5.09%,
4/20/2034(c) 25,000 24,472
(SOFR + 1.95%), 6.56%,
10/24/2034(c) 30,000 31,823
(SOFR + 1.55%), 5.85%,
4/25/2035(c) 30,000 30,528
(SOFR + 1.55%), 5.33%,
7/23/2035(c) 25,000 24,574
(SOFR + 1.42%), 5.02%,
10/23/2035(c) 25,000 24,056
(SOFR + 1.33%), 4.94%,
10/21/2036(c) 25,000 23,645
(SOFR + 1.45%), 5.66%,
7/21/2037(c) 25,000 24,886
6.25%, 2/1/2041 30,000 30,850
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.18%),
5.39%, 2/2/2041(c) 25,000 23,681
(SOFR + 1.32%), 5.54%,
1/21/2047(c) 50,000 46,045
(SOFR + 1.70%), 5.73%,
1/28/2056(c) 35,000 32,481
(SOFR + 1.82%), 6.22%,
7/21/2057(c) 25,000 24,761
Golub Capital BDC, Inc. ,
6.00%, 7/15/2029 25,000 25,026
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 20,000 19,775
4.60%, 3/15/2033 20,000 19,313
2.65%, 9/15/2040 20,000 13,999
4.95%, 6/15/2052 20,000 17,120
Jefferies Financial Group, Inc. ,
4.15%, 1/23/2030 50,000 47,981
6.20%, 4/14/2034 15,000 15,136
Moody's Corp. ,
3.75%, 2/25/2052 40,000 27,719
Morgan Stanley ,
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(c) 50,000 49,453
(United States SOFR
Compounded Index
+ 0.96%), 4.56%,
4/10/2030(c) 25,000 24,743
(SOFR + 1.26%), 5.66%,
4/18/2030(c) 80,000 81,345
(SOFR + 1.10%), 4.65%,
10/18/2030(c) 25,000 24,726
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.14%), 2.70%,
1/22/2031(c) 40,000 36,957
(SOFR + 1.51%), 5.19%,
4/17/2031(c) 25,000 25,075
Series I, (SOFR + 1.07%),
4.36%, 10/22/2031(c) 25,000 24,219
(SOFR + 0.95%), 4.49%,
1/16/2032(c) 25,000 24,268
(SOFR + 1.20%), 4.71%,
3/12/2032(c) 25,000 24,433
7.25%, 4/1/2032 50,000 55,569
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 35,000 30,404
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 50,000 44,463
(SOFR + 2.56%), 6.34%,
10/18/2033(c) 30,000 31,547
(SOFR + 1.87%), 5.25%,
4/21/2034(c) 20,000 19,806
(SOFR + 1.73%), 5.47%,
1/18/2035(c) 50,000 49,844
(SOFR + 1.58%), 5.83%,
4/19/2035(c) 30,000 30,557
(SOFR + 1.56%), 5.32%,
7/19/2035(c) 45,000 44,367
(SOFR + 1.42%), 5.59%,
1/18/2036(c) 50,000 50,126
(SOFR + 1.18%), 5.07%,
1/30/2037(c) 25,000 23,986
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
5.31%, 1/18/2041(c) 25,000 23,693
6.38%, 7/24/2042 25,000 26,070
(SOFR + 1.78%), 5.90%,
3/13/2047(c) 25,000 24,186
(SOFR + 1.71%), 5.52%,
11/19/2055(c) 25,000 22,878
MSCI, Inc. ,
5.25%, 9/1/2035 25,000 23,990
Nasdaq, Inc. ,
6.10%, 6/28/2063 10,000 9,695
Northern Trust Corp. ,
1.95%, 5/1/2030 25,000 22,594
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.05%),
5.12%, 11/19/2040(c) 25,000 23,944
Raymond James Financial,
Inc. ,
5.65%, 9/11/2055(a) 25,000 23,101
S&P Global, Inc. ,
2.95%, 3/1/2029(a)(d) 10,000 9,580
3.90%, 3/1/2062 25,000 16,991
Sixth Street Lending Partners ,
6.13%, 7/15/2030 15,000 14,972
Sixth Street Specialty Lending,
Inc. ,
5.63%, 8/15/2030 25,000 24,638

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
State Street Corp. ,
(SOFR + 1.02%), 4.53%,
2/20/2029(c) 15,000 14,986
2.20%, 3/3/2031 25,000 22,108
(SOFR + 1.57%), 4.82%,
1/26/2034(c) 40,000 39,118
(SOFR + 1.22%), 5.15%,
2/28/2036(c) 25,000 24,543
2,740,503
Chemicals 0.3%
Air Products and Chemicals,
Inc. ,
2.80%, 5/15/2050 15,000 9,187
Cabot Corp. ,
4.00%, 7/1/2029 30,000 29,253
CF Industries, Inc. ,
5.15%, 3/15/2034 35,000 34,245
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 30,000 26,920
6.90%, 5/15/2053(a) 25,000 25,521
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 18,000 17,324
5.42%, 11/15/2048 6,000 5,416
Eastman Chemical Co. ,
4.65%, 10/15/2044 25,000 20,666
Ecolab, Inc. ,
2.13%, 2/1/2032 50,000 43,252
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048(a) 20,000 16,885
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 14,156
LyondellBasell Industries NV ,
4.63%, 2/26/2055 25,000 18,400
Mosaic Co. (The) ,
5.45%, 11/15/2033 25,000 24,886
Nutrien Ltd. ,
5.00%, 4/1/2049 20,000 17,065
PPG Industries, Inc. ,
2.80%, 8/15/2029 50,000 47,204
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 25,000 20,290
Westlake Corp. ,
4.38%, 11/15/2047 15,000 11,115
381,785
Commercial Services & Supplies 0.1%
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 47,398
3.05%, 3/1/2050 25,000 15,957
Waste Connections, Inc. ,
4.20%, 1/15/2033 60,000 56,944
Waste Management, Inc. ,
4.63%, 2/15/2030 40,000 39,847
4.15%, 7/15/2049 25,000 19,440
179,586
Communications Equipment 0.1%
Cisco Systems, Inc. ,
5.10%, 2/24/2035 25,000 24,724
5.90%, 2/15/2039 15,000 15,488
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment
Cisco Systems, Inc.,
5.30%, 2/26/2054 25,000 22,360
5.35%, 2/26/2064 20,000 17,650
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 48,136
Motorola Solutions, Inc. ,
2.30%, 11/15/2030 35,000 31,283
5.55%, 8/15/2035 25,000 24,931
184,572
Construction & Engineering 0.0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 50,000 46,051
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 25,000 19,214
Vulcan Materials Co. ,
5.70%, 12/1/2054 25,000 23,435
42,649
Consumer Finance 0.6%
AerCap Ireland Capital DAC ,
3.00%, 10/29/2028 200,000 192,261
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.73%), 5.54%,
1/17/2031(c) 20,000 20,037
8.00%, 11/1/2031 30,000 33,106
American Express Co. ,
(SOFR + 1.44%), 5.02%,
4/25/2031(c) 25,000 25,080
(SOFR + 1.63%), 5.92%,
4/25/2035(c) 15,000 15,321
(SOFR + 1.42%), 5.28%,
7/26/2035(c) 25,000 24,820
(SOFR + 1.79%), 5.67%,
4/25/2036(c) 25,000 25,395
(SOFR + 1.24%), 4.80%,
10/24/2036(c) 25,000 23,692
American Honda Finance
Corp. ,
2.25%, 1/12/2029 50,000 47,113
1.80%, 1/13/2031 20,000 17,362
4.90%, 1/10/2034 30,000 28,978
Capital One Financial Corp. ,
(SOFR + 2.64%), 6.31%,
6/8/2029(c) 50,000 51,239
(SOFR + 3.07%), 7.62%,
10/30/2031(c) 20,000 21,750
(SOFR + 1.15%), 4.72%,
1/30/2032(c) 25,000 24,447
(SOFR + 2.60%), 5.82%,
2/1/2034(c) 25,000 25,303
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(c) 10,000 11,312
(SOFR + 1.99%), 5.88%,
7/26/2035(c) 20,000 20,211

8 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Caterpillar Financial Services
Corp. ,
Series L, 4.50%, 5/15/2031 25,000 24,648
General Motors Financial Co.,
Inc. ,
4.30%, 4/6/2029 25,000 24,599
5.85%, 4/6/2030 25,000 25,646
5.95%, 4/4/2034 30,000 30,554
5.90%, 1/7/2035 25,000 25,250
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(c) 25,000 24,909
2.88%, 10/28/2031 25,000 21,881
Toyota Motor Credit Corp. ,
4.35%, 10/8/2027 40,000 39,986
3.65%, 1/8/2029 40,000 39,163
3.38%, 4/1/2030 25,000 23,769
4.80%, 1/5/2034 40,000 39,031
926,863
Consumer Staples Distribution & Retail 0.3%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 75,000 67,357
Dollar General Corp. ,
4.13%, 4/3/2050 30,000 22,185
Dollar Tree, Inc. ,
2.65%, 12/1/2031(a) 25,000 22,107
Kroger Co. (The) ,
7.50%, 4/1/2031 90,000 99,563
4.65%, 1/15/2048 25,000 20,262
Sysco Corp. ,
6.60%, 4/1/2050 25,000 25,488
Target Corp. ,
2.65%, 9/15/2030 25,000 23,000
3.90%, 11/15/2047 25,000 18,609
Walmart, Inc. ,
1.80%, 9/22/2031 25,000 21,864
4.90%, 4/28/2035 15,000 14,861
2.65%, 9/22/2051 50,000 29,314
4.50%, 9/9/2052 20,000 16,515
381,125
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
5.13%, 3/12/2036(a) 25,000 24,112
International Paper Co. ,
4.40%, 8/15/2047 25,000 19,240
Sonoco Products Co. ,
2.85%, 2/1/2032 25,000 22,237
WRKCo, Inc. ,
4.20%, 6/1/2032 40,000 38,063
103,652
Diversified Consumer Services 0.1%
California Institute of
Technology ,
3.65%, 9/1/2119 20,000 11,850
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 8,328
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 34,617
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 21,471
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 14,693
90,959
Diversified REITs 0.1%
GLP Capital LP ,
5.63%, 9/15/2034 25,000 24,347
Simon Property Group LP ,
2.65%, 2/1/2032 100,000 88,497
VICI Properties LP ,
4.75%, 2/15/2028 10,000 9,980
5.13%, 5/15/2032 10,000 9,753
5.63%, 4/1/2035 15,000 14,694
5.63%, 5/15/2052 20,000 17,519
WP Carey, Inc. ,
3.85%, 7/15/2029 25,000 24,338
189,128
Diversified Telecommunication Services 0.9%
AT&T, Inc. ,
4.30%, 2/15/2030 50,000 48,917
2.75%, 6/1/2031(a) 80,000 72,012
2.25%, 2/1/2032 50,000 42,938
2.55%, 12/1/2033 52,000 42,830
6.00%, 8/15/2040 25,000 24,661
3.50%, 6/1/2041 70,000 51,528
3.65%, 6/1/2051 30,000 19,005
3.50%, 9/15/2053 80,000 48,326
3.55%, 9/15/2055 25,000 14,995
3.65%, 9/15/2059 100,000 59,247
Bell Telephone Co. of Canada
or Bell Canada ,
5.55%, 2/15/2054(a) 25,000 22,475
British Telecommunications
Ltd. ,
9.62%, 12/15/2030(d) 35,000 40,914
Comcast Corp. ,
3.40%, 4/1/2030 20,000 18,840
1.50%, 2/15/2031 50,000 42,671
4.80%, 5/15/2033 25,000 24,054
5.17%, 1/15/2037(b) 30,000 27,947
3.75%, 4/1/2040 15,000 11,511
3.97%, 11/1/2047 21,000 14,239
4.70%, 10/15/2048 45,000 33,955
2.89%, 11/1/2051 25,000 13,239
5.35%, 5/15/2053 25,000 20,353
2.94%, 11/1/2056 35,000 17,680
4.95%, 10/15/2058 12,000 8,947
2.99%, 11/1/2063 44,000 21,304
Deutsche Telekom
International Finance BV ,
8.25%, 6/15/2030(c)(d) 50,000 55,662
Orange SA ,
5.50%, 2/6/2044 25,000 23,312

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Space Exploration
Technologies Corp. ,
5.35%, 7/15/2031(b) 30,000 29,200
5.65%, 7/15/2033(b) 25,000 23,951
5.88%, 7/15/2036(b) 25,000 23,352
6.60%, 7/15/2046(b) 5,000 4,459
6.65%, 7/15/2056(b) 25,000 22,124
Telefonica Emisiones SA ,
7.05%, 6/20/2036 50,000 53,850
Verizon Communications, Inc. ,
2.55%, 3/21/2031 25,000 22,477
4.50%, 8/10/2033 80,000 75,873
4.78%, 2/15/2035 30,000 28,343
5.25%, 4/2/2035 25,000 24,372
5.00%, 1/15/2036 25,000 23,714
3.85%, 11/1/2042 35,000 26,661
5.75%, 11/30/2045 25,000 23,095
2.88%, 11/20/2050 50,000 28,589
2.99%, 10/30/2056 110,000 60,109
1,291,731
Electric Utilities 1.9%
AEP Transmission Co. LLC ,
3.75%, 12/1/2047 10,000 7,224
American Electric Power Co.,
Inc. ,
5.63%, 3/1/2033(a) 40,000 40,839
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 15,000 11,787
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 86,379
CenterPoint Energy Houston
Electric LLC ,
Series AQ, 4.95%,
8/15/2035 25,000 24,189
3.95%, 3/1/2048 50,000 37,591
Commonwealth Edison Co. ,
5.30%, 2/1/2053 40,000 35,550
Connecticut Light and Power
Co. (The) ,
5.25%, 1/15/2053 25,000 22,379
Cumberland Combined Cycle
Generation LLC ,
5.82%, 5/15/2056 25,000 24,479
Dominion Energy South
Carolina, Inc. ,
Series 2025, 5.30%,
1/15/2035 25,000 24,864
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 9,094
3.70%, 3/15/2045 30,000 22,334
Series B, 3.65%, 3/1/2052 10,000 6,899
Duke Energy Corp. ,
5.75%, 9/15/2033 25,000 25,656
5.45%, 6/15/2034(a) 35,000 35,122
3.30%, 6/15/2041 50,000 36,823
4.20%, 6/15/2049 20,000 14,906
5.00%, 8/15/2052 6,000 4,955
5.80%, 6/15/2054 4,000 3,690
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 75,000 54,374
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Progress LLC ,
5.25%, 3/15/2033 50,000 50,269
5.05%, 3/15/2035 25,000 24,433
Edison International ,
4.80%, 3/15/2031 25,000 24,174
Entergy Arkansas LLC ,
5.30%, 9/15/2033 50,000 50,083
Entergy Louisiana LLC ,
4.00%, 3/15/2033 50,000 46,633
Entergy Mississippi LLC ,
5.80%, 4/15/2055 25,000 23,627
Entergy Texas, Inc. ,
5.00%, 9/15/2052 25,000 21,112
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 25,000 19,197
Eversource Energy ,
5.95%, 7/15/2034 25,000 25,640
Exelon Corp. ,
4.05%, 4/15/2030 75,000 72,621
5.45%, 3/15/2034 20,000 20,042
5.63%, 6/15/2035 50,000 50,104
5.88%, 3/15/2055 25,000 23,454
FirstEnergy Corp. ,
Series B, 2.25%, 9/1/2030 30,000 26,821
Series C, 3.40%, 3/1/2050 15,000 9,737
Florida Power & Light Co. ,
4.70%, 2/15/2036 25,000 23,673
5.25%, 2/1/2041 45,000 43,032
5.90%, 6/1/2066 25,000 23,811
Georgia Power Co. ,
4.65%, 5/16/2028(a) 100,000 100,138
4.95%, 5/17/2033 50,000 49,440
4.30%, 3/15/2042 50,000 41,779
Idaho Power Co. ,
5.80%, 4/1/2054 25,000 24,066
Kentucky Utilities Co. ,
5.13%, 11/1/2040 50,000 46,617
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 11/1/2029 50,000 46,975
2.44%, 1/15/2032 25,000 21,767
5.05%, 2/28/2033 40,000 39,435
5.25%, 3/15/2034 30,000 29,808
5.45%, 3/15/2035(a) 50,000 49,516
Northern States Power Co. ,
5.10%, 5/15/2053 25,000 21,669
NSTAR Electric Co. ,
4.55%, 6/1/2052 25,000 20,098
Ohio Power Co. ,
5.00%, 6/1/2033 50,000 49,031
4.15%, 4/1/2048 25,000 18,727
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 30,000 30,283
Oncor Electric Delivery Co.
LLC ,
4.30%, 5/15/2028 20,000 19,891
5.30%, 6/1/2042 25,000 23,202
4.60%, 6/1/2052 25,000 19,933
Pacific Gas and Electric Co. ,
4.20%, 3/1/2029 40,000 39,260

10 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co.,
2.50%, 2/1/2031 100,000 89,214
5.80%, 5/15/2034 20,000 20,153
4.50%, 7/1/2040 50,000 42,005
6.75%, 1/15/2053 20,000 20,240
PacifiCorp ,
5.45%, 2/15/2034 20,000 19,901
6.00%, 1/15/2039 25,000 24,854
5.50%, 5/15/2054(a) 25,000 21,773
5.80%, 1/15/2055 25,000 22,588
PG&E Recovery Funding LLC ,
Series A-2, 5.23%, 6/1/2042 50,000 48,509
Public Service Co. of
Colorado ,
5.15%, 9/15/2035 25,000 24,355
Public Service Co. of
Oklahoma ,
5.20%, 1/15/2035 25,000 24,369
5.45%, 1/15/2036 25,000 24,703
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 50,000 40,213
5.45%, 8/1/2053 25,000 22,972
Southern California Edison
Co. ,
5.30%, 3/1/2028 50,000 50,308
5.45%, 3/1/2035 25,000 24,550
5.63%, 2/1/2036 25,000 24,565
4.00%, 4/1/2047 25,000 17,850
Series B, 4.88%, 3/1/2049 25,000 20,057
Southern Co. (The) ,
4.85%, 3/15/2035 25,000 23,905
4.40%, 7/1/2046 30,000 24,012
Tampa Electric Co. ,
3.63%, 6/15/2050 15,000 10,341
Union Electric Co. ,
2.63%, 3/15/2051 50,000 28,444
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 43,931
5.30%, 8/15/2033 50,000 50,088
5.05%, 8/15/2034 25,000 24,477
Series C, 4.90%, 9/15/2035 25,000 23,903
4.95%, 3/15/2036 25,000 23,783
4.45%, 2/15/2044 10,000 8,284
Series C, 4.63%, 5/15/2052 25,000 19,898
5.35%, 1/15/2054 20,000 17,731
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 50,000 47,744
Xcel Energy, Inc. ,
6.50%, 7/1/2036 50,000 52,751
2,781,703
Electrical Equipment 0.1%
Eaton Corp. ,
4.00%, 11/2/2032 50,000 47,672
4.70%, 8/23/2052 25,000 21,068
Emerson Electric Co. ,
2.00%, 12/21/2028 40,000 37,731
GE Vernova, Inc. ,
4.88%, 2/4/2036 25,000 24,022
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment
Regal Rexnord Corp. ,
6.30%, 2/15/2030 50,000 51,693
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 2,672
184,858
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
4.63%, 2/15/2036(a) 25,000 23,564
CDW LLC ,
3.57%, 12/1/2031 30,000 27,199
Corning, Inc. ,
5.35%, 11/15/2048 15,000 13,329
nVent Finance Sarl ,
5.65%, 5/15/2033 25,000 25,320
89,412
Energy Equipment & Services 0.0%
†
Baker Hughes Holdings LLC ,
4.08%, 12/15/2047(a) 25,000 19,108
Halliburton Co. ,
5.00%, 11/15/2045(a) 25,000 21,454
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029 15,000 14,938
NOV, Inc. ,
3.95%, 12/1/2042 15,000 11,338
66,838
Entertainment 0.1%
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032 10,000 9,440
TWDC Enterprises 18 Corp. ,
3.00%, 7/30/2046 35,000 22,847
Walt Disney Co. (The) ,
2.00%, 9/1/2029(a) 50,000 46,281
2.65%, 1/13/2031(a) 50,000 45,854
6.40%, 12/15/2035 25,000 27,069
2.75%, 9/1/2049 25,000 14,769
166,260
Financial Services 0.4%
Apollo Global Management,
Inc. ,
5.80%, 5/21/2054 20,000 18,331
Corebridge Financial, Inc. ,
3.85%, 4/5/2029 50,000 48,674
3.90%, 4/5/2032 25,000 23,186
Equitable Holdings, Inc. ,
5.00%, 4/20/2048 20,000 16,914
Fidelity National Information
Services, Inc. ,
3.10%, 3/1/2041 30,000 21,119
Fiserv, Inc. ,
3.50%, 7/1/2029 50,000 47,959
2.65%, 6/1/2030(a) 30,000 27,381
Global Payments, Inc. ,
4.15%, 8/15/2049 30,000 20,971
Mastercard, Inc. ,
2.95%, 6/1/2029 50,000 47,869
2.00%, 11/18/2031 50,000 43,657
4.55%, 1/15/2035 25,000 23,947

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 49,158
5.80%, 1/15/2033 50,000 51,700
ORIX Corp. ,
5.40%, 2/25/2035 15,000 14,876
PayPal Holdings, Inc. ,
4.95%, 6/1/2031 25,000 24,752
4.40%, 6/1/2032 20,000 19,238
Visa, Inc. ,
2.05%, 4/15/2030(a) 50,000 45,635
4.30%, 12/14/2045(a) 20,000 16,475
Voya Financial, Inc. ,
5.00%, 9/20/2034 15,000 14,463
576,305
Food Products 0.3%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 25,000 22,528
Campbell's Co. (The) ,
4.80%, 3/15/2048 10,000 7,769
Conagra Brands, Inc. ,
4.85%, 11/1/2028 50,000 49,870
5.40%, 11/1/2048 15,000 12,668
General Mills, Inc. ,
2.88%, 4/15/2030 100,000 92,912
Hershey Co. (The) ,
3.13%, 11/15/2049 25,000 16,159
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 36,628
JBS NV ,
3.00%, 5/15/2032 30,000 26,437
5.75%, 4/1/2033 37,000 37,526
6.75%, 3/15/2034 15,000 16,080
5.50%, 1/15/2036 25,000 24,390
6.50%, 12/1/2052 15,000 14,501
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 40,000 32,351
Mondelez International, Inc. ,
2.63%, 9/4/2050 25,000 14,361
Pilgrim's Pride Corp. ,
6.25%, 7/1/2033 30,000 30,787
Tyson Foods, Inc. ,
5.10%, 9/28/2048 25,000 21,536
Unilever Capital Corp. ,
5.90%, 11/15/2032 50,000 52,824
509,327
Gas Utilities 0.1%
Atmos Energy Corp. ,
4.13%, 10/15/2044 25,000 20,116
2.85%, 2/15/2052 20,000 11,774
ONE Gas, Inc. ,
2.00%, 5/15/2030 20,000 18,046
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 25,000 24,176
3.35%, 6/1/2050 30,000 19,526
Southern California Gas Co. ,
6.35%, 11/15/2052 40,000 40,532
Southwest Gas Corp. ,
3.18%, 8/15/2051 15,000 9,528
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 6,845
150,543
Ground Transportation 0.4%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 60,000 56,531
4.90%, 4/1/2044 20,000 17,833
2.88%, 6/15/2052 25,000 14,765
Canadian National Railway
Co. ,
6.90%, 7/15/2028 68,000 70,874
6.20%, 6/1/2036 30,000 31,812
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031 50,000 44,066
4.20%, 11/15/2069 25,000 17,530
6.13%, 9/15/2115 10,000 9,780
CSX Corp. ,
5.50%, 4/15/2041 50,000 49,057
3.95%, 5/1/2050 25,000 18,659
Fedex Freight Holding Co.,
Inc. ,
4.65%, 3/15/2031(b) 25,000 24,341
Norfolk Southern Corp. ,
2.30%, 5/15/2031 50,000 44,432
5.35%, 8/1/2054 30,000 26,979
Uber Technologies, Inc. ,
4.80%, 9/15/2034 30,000 28,719
4.80%, 9/15/2035 25,000 23,690
Union Pacific Corp. ,
3.60%, 9/15/2037 20,000 17,089
3.25%, 2/5/2050 30,000 19,640
3.84%, 3/20/2060 40,000 27,351
5.15%, 1/20/2063 25,000 21,717
564,865
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.70%, 3/9/2029 25,000 24,428
4.00%, 3/15/2031 25,000 24,161
4.30%, 3/15/2033 25,000 23,955
4.65%, 3/15/2036 25,000 23,749
4.75%, 3/15/2038 25,000 23,514
5.50%, 3/15/2056 25,000 23,299
Baxter International, Inc. ,
2.27%, 12/1/2028(a) 50,000 46,980
5.65%, 12/15/2035 25,000 24,434
Boston Scientific Corp. ,
4.70%, 3/1/2049 34,000 28,890
DH Europe Finance II Sarl ,
2.60%, 11/15/2029(a) 45,000 42,060
Koninklijke Philips NV ,
5.00%, 3/15/2042 20,000 17,659
Medtronic, Inc. ,
4.63%, 3/15/2045 25,000 21,544
Solventum Corp. ,
5.60%, 3/23/2034 25,000 25,153
Stryker Corp. ,
5.20%, 2/10/2035 25,000 24,792

12 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Stryker Corp.,
2.90%, 6/15/2050 25,000 15,595
390,213
Health Care Providers & Services 1.0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 16,522
Aetna, Inc. ,
4.75%, 3/15/2044 15,000 12,438
Ascension Health ,
Series B, 3.11%, 11/15/2039 40,000 30,310
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 20,000 12,107
Cardinal Health, Inc. ,
4.37%, 6/15/2047 25,000 19,746
Cencora, Inc. ,
4.25%, 3/1/2045 30,000 23,983
Children's Health System of
Texas ,
2.51%, 8/15/2050 10,000 5,649
Cigna Group (The) ,
4.38%, 10/15/2028 50,000 49,664
2.38%, 3/15/2031 25,000 22,339
4.80%, 8/15/2038 50,000 46,095
3.40%, 3/15/2050 45,000 29,611
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 56,758
4.19%, 10/1/2049 25,000 18,664
CVS Health Corp. ,
4.30%, 3/25/2028 59,000 58,642
5.40%, 6/1/2029 25,000 25,397
3.75%, 4/1/2030 50,000 48,016
5.55%, 6/1/2031 25,000 25,505
2.13%, 9/15/2031 40,000 34,677
5.70%, 6/1/2034 25,000 25,326
4.78%, 3/25/2038 25,000 22,826
5.13%, 7/20/2045 25,000 21,727
5.05%, 3/25/2048 25,000 21,115
5.88%, 6/1/2053 20,000 18,612
6.05%, 6/1/2054 25,000 23,810
Elevance Health, Inc. ,
5.20%, 2/15/2035 25,000 24,608
4.65%, 8/15/2044 15,000 12,498
5.13%, 2/15/2053 30,000 25,511
5.70%, 2/15/2055(a) 30,000 27,700
HCA, Inc. ,
3.63%, 3/15/2032 50,000 46,007
5.60%, 4/1/2034 25,000 25,137
5.45%, 9/15/2034 25,000 24,831
5.30%, 5/15/2036 25,000 24,244
5.50%, 6/15/2047 20,000 17,852
4.63%, 3/15/2052 20,000 15,418
6.00%, 4/1/2054 20,000 18,764
Humana, Inc. ,
3.95%, 8/15/2049 25,000 17,277
5.75%, 4/15/2054 15,000 13,354
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 25,000 19,665
Series 2021, 3.00%,
6/1/2051 15,000 9,278
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 50,000 47,133
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 18,134
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 15,535
NYU Langone Hospitals ,
4.78%, 7/1/2044 30,000 25,998
Piedmont Healthcare, Inc. ,
Series 2032, 2.04%,
1/1/2032 50,000 42,767
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 11,041
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 49,253
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 8,810
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 27,706
UnitedHealth Group, Inc. ,
4.80%, 1/15/2030 25,000 25,019
4.95%, 1/15/2032 25,000 24,965
5.15%, 7/15/2034 25,000 24,798
3.05%, 5/15/2041 50,000 36,544
5.50%, 7/15/2044(a) 25,000 23,590
3.25%, 5/15/2051 25,000 15,952
5.88%, 2/15/2053 20,000 19,251
5.63%, 7/15/2054 25,000 23,285
3.13%, 5/15/2060 25,000 14,269
5.20%, 4/15/2063 30,000 25,458
5.75%, 7/15/2064 25,000 23,127
1,494,318
Health Care REITs 0.1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 40,000 32,098
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 50,000 46,753
Healthpeak OP LLC ,
2.88%, 1/15/2031 25,000 22,812
Ventas Realty LP ,
3.00%, 1/15/2030 70,000 65,576
Welltower OP LLC ,
2.75%, 1/15/2032 25,000 22,297
189,536
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 47,407
Hotels, Restaurants & Leisure 0.2%
Airbnb, Inc. ,
5.25%, 3/16/2036 25,000 24,360

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Expedia Group, Inc. ,
3.80%, 2/15/2028 25,000 24,665
3.25%, 2/15/2030 15,000 14,145
Marriott International, Inc. ,
5.30%, 5/15/2034 20,000 19,780
5.35%, 3/15/2035 25,000 24,724
5.25%, 10/15/2035 25,000 24,462
McDonald's Corp. ,
4.95%, 3/3/2035 25,000 24,366
3.70%, 2/15/2042 40,000 31,141
3.63%, 9/1/2049 10,000 6,947
Royal Caribbean Cruises Ltd. ,
5.38%, 1/15/2036 25,000 24,209
Starbucks Corp. ,
3.50%, 11/15/2050 25,000 16,676
235,475
Household Durables 0.0%
†
DR Horton, Inc. ,
5.50%, 10/15/2035 10,000 9,982
Sekisui House US, Inc. ,
2.50%, 1/15/2031 50,000 43,744
53,726
Household Products 0.1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 8,657
Clorox Co. (The) ,
4.95%, 5/15/2033 25,000 24,440
Colgate-Palmolive Co. ,
3.70%, 8/1/2047(a) 25,000 18,685
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 25,000 15,502
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030(a) 100,000 94,687
161,971
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) ,
2.45%, 1/15/2031 40,000 35,384
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 25,000 23,717
5.75%, 3/15/2054(a) 20,000 18,737
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 21,328
99,166
Industrial Conglomerates 0.1%
3M Co. ,
3.63%, 10/15/2047 30,000 21,080
4.00%, 9/14/2048 15,000 11,222
Honeywell International, Inc. ,
2.70%, 8/15/2029 50,000 47,183
3.81%, 11/21/2047 25,000 18,509
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 30,583
128,577
Industrial REITs 0.1%
Prologis LP ,
2.88%, 11/15/2029 40,000 37,668
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs
Prologis LP,
1.25%, 10/15/2030 60,000 51,815
5.13%, 1/15/2034 30,000 29,703
119,186
Insurance 0.7%
Aflac, Inc. ,
3.60%, 4/1/2030 25,000 23,942
Alleghany Corp. ,
3.63%, 5/15/2030 25,000 23,938
Allstate Corp. (The) ,
5.55%, 5/9/2035 25,000 25,225
4.20%, 12/15/2046 10,000 7,776
American International Group,
Inc. ,
5.13%, 3/27/2033 50,000 49,630
4.75%, 4/1/2048 10,000 8,409
American National Group,
Inc. ,
6.00%, 7/15/2035(a) 25,000 24,398
Aon North America, Inc. ,
5.75%, 3/1/2054 35,000 32,512
Arch Capital Group Ltd. ,
3.64%, 6/30/2050 25,000 17,235
Arthur J Gallagher & Co. ,
5.45%, 7/15/2034 30,000 29,880
5.55%, 2/15/2055(a) 25,000 22,490
Athene Holding Ltd. ,
6.15%, 4/3/2030 25,000 25,759
Berkshire Hathaway Finance
Corp. ,
4.40%, 5/15/2042 90,000 77,040
Brighthouse Financial, Inc. ,
5.63%, 5/15/2030 25,000 25,179
Brown & Brown, Inc. ,
4.90%, 6/23/2030 30,000 29,724
5.55%, 6/23/2035 25,000 24,514
Chubb INA Holdings LLC ,
4.35%, 11/3/2045 50,000 41,026
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 48,695
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 35,330
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 25,000 16,266
Fairfax Financial Holdings
Ltd. ,
6.35%, 3/22/2054 10,000 9,688
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 44,868
Hartford Insurance Group, Inc.
(The) ,
6.10%, 10/1/2041 30,000 30,639
Lincoln National Corp. ,
4.35%, 3/1/2048 17,000 12,557
Marsh & McLennan Cos., Inc. ,
5.00%, 3/15/2035 25,000 24,301
4.90%, 3/15/2049(a) 25,000 21,243
MetLife, Inc. ,
5.70%, 6/15/2035(a) 36,000 36,722
5.00%, 7/15/2052 25,000 21,413

14 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 48,566
Progressive Corp. (The) ,
3.95%, 3/26/2050 25,000 18,520
Prudential Financial, Inc. ,
5.75%, 7/15/2033 10,000 10,398
5.20%, 3/14/2035 20,000 19,724
6.63%, 6/21/2040 20,000 21,710
3.70%, 3/13/2051 30,000 20,800
Reinsurance Group of
America, Inc. ,
5.75%, 9/15/2034 25,000 25,208
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 15,000 14,513
4.00%, 5/30/2047 15,000 11,439
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 30,000 32,228
Unum Group ,
6.00%, 6/15/2054 10,000 9,343
Willis North America, Inc. ,
2.95%, 9/15/2029 30,000 28,284
5.90%, 3/5/2054(a) 25,000 23,722
1,074,854
Interactive Media & Services 0.4%
Alphabet, Inc. ,
3.70%, 2/15/2029 25,000 24,487
4.10%, 11/15/2030 25,000 24,301
4.10%, 2/15/2031 25,000 24,235
4.50%, 5/15/2035 25,000 23,806
4.70%, 11/15/2035 25,000 23,803
5.35%, 11/15/2045 25,000 22,843
5.50%, 2/15/2046 25,000 23,222
2.05%, 8/15/2050 25,000 12,383
5.65%, 2/15/2056 25,000 23,089
5.70%, 11/15/2075 25,000 22,149
Meta Platforms, Inc. ,
4.55%, 5/15/2031 25,000 24,397
3.85%, 8/15/2032 50,000 46,329
4.88%, 5/15/2033 25,000 24,254
4.75%, 8/15/2034 25,000 23,787
4.88%, 11/15/2035 50,000 46,904
5.25%, 5/15/2036(a) 50,000 47,938
5.50%, 11/15/2045 25,000 21,626
6.20%, 5/15/2046 25,000 23,457
5.60%, 5/15/2053 10,000 8,364
5.40%, 8/15/2054 25,000 20,351
5.63%, 11/15/2055 25,000 20,909
6.30%, 5/15/2056 25,000 22,943
5.55%, 8/15/2064 25,000 19,994
6.45%, 5/15/2066 25,000 22,901
598,472
IT Services 0.1%
Accenture Capital, Inc. ,
4.50%, 10/4/2034 25,000 23,484
International Business
Machines Corp. ,
3.50%, 5/15/2029(a) 100,000 96,664
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
International Business
Machines Corp.,
4.25%, 5/15/2049 100,000 72,313
192,461
Leisure Products 0.0%
†
Hasbro, Inc. ,
3.90%, 11/19/2029 50,000 48,408
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 20,000 18,826
Danaher Corp. ,
2.60%, 10/1/2050 20,000 11,350
Revvity, Inc. ,
3.30%, 9/15/2029(a) 50,000 47,604
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 40,000 37,670
2.60%, 10/1/2029(a) 65,000 61,023
2.80%, 10/15/2041 30,000 21,208
197,681
Machinery 0.2%
Caterpillar, Inc. ,
3.25%, 9/19/2049 25,000 16,752
Cummins, Inc. ,
5.45%, 2/20/2054 20,000 18,577
Deere & Co. ,
3.10%, 4/15/2030 25,000 23,616
3.90%, 6/9/2042 50,000 40,727
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 25,000 22,908
Ingersoll Rand, Inc. ,
5.70%, 6/15/2054 10,000 9,460
Otis Worldwide Corp. ,
3.11%, 2/15/2040 25,000 18,777
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 100,000 96,053
Snap-on, Inc. ,
3.10%, 5/1/2050 25,000 16,051
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 8,925
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(c)(d) 20,000 19,972
291,818
Media 0.2%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 25,000 25,372
2.80%, 4/1/2031 25,000 21,885
3.50%, 3/1/2042 25,000 16,570
5.75%, 4/1/2048 20,000 15,743
4.80%, 3/1/2050 30,000 20,984
3.70%, 4/1/2051 45,000 26,602
3.85%, 4/1/2061 25,000 13,650
4.40%, 12/1/2061 25,000 14,965
Fox Corp. ,
5.48%, 1/25/2039 25,000 23,737

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Time Warner Cable LLC ,
6.75%, 6/15/2039 40,000 37,694
217,202
Metals & Mining 0.2%
ArcelorMittal SA ,
6.80%, 11/29/2032 25,000 27,104
Barrick North America Finance
LLC ,
5.70%, 5/30/2041 15,000 14,710
BHP Billiton Finance USA Ltd. ,
5.10%, 9/8/2028 30,000 30,299
5.00%, 9/30/2043 25,000 22,657
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043 25,000 23,244
Newmont Corp. ,
2.60%, 7/15/2032 60,000 53,198
Nucor Corp. ,
3.85%, 4/1/2052(a) 15,000 10,866
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 55,000 56,479
Rio Tinto Finance USA plc ,
5.25%, 3/14/2035 25,000 24,860
5.88%, 3/14/2065 10,000 9,625
Southern Copper Corp. ,
6.75%, 4/16/2040 25,000 26,965
Vale Overseas Ltd. ,
6.40%, 6/28/2054 25,000 24,781
324,788
Multi-Utilities 0.3%
Ameren Corp. ,
5.00%, 1/15/2029(a) 20,000 20,105
Berkshire Hathaway Energy
Co. ,
6.13%, 4/1/2036 20,000 20,855
4.25%, 10/15/2050 25,000 18,965
4.60%, 5/1/2053 20,000 15,860
Black Hills Corp. ,
3.05%, 10/15/2029 25,000 23,569
Consolidated Edison Co. of
New York, Inc. ,
6.15%, 11/15/2052 45,000 44,771
3.70%, 11/15/2059 50,000 32,615
Consumers Energy Co. ,
3.75%, 2/15/2050 25,000 17,885
2.50%, 5/1/2060 25,000 12,804
DTE Energy Co. ,
4.88%, 6/1/2028 50,000 50,133
NiSource, Inc. ,
4.38%, 5/15/2047 25,000 19,719
5.00%, 6/15/2052 30,000 25,318
Puget Sound Energy, Inc. ,
5.60%, 9/15/2055 25,000 23,084
San Diego Gas & Electric Co. ,
Series DDDD, 5.20%,
3/15/2036 25,000 24,416
6.00%, 6/1/2039 30,000 30,742
Sempra ,
3.70%, 4/1/2029 40,000 38,913
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 43,764
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 35,000 30,897
494,415
Office REITs 0.1%
Boston Properties LP ,
2.45%, 10/1/2033 30,000 24,380
5.75%, 1/15/2035 25,000 24,817
Kilroy Realty LP ,
3.05%, 2/15/2030 25,000 22,952
72,149
Oil, Gas & Consumable Fuels 1.6%
APA Corp. ,
6.10%, 2/15/2035 25,000 25,380
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028 25,000 24,790
1.75%, 8/10/2030 100,000 88,921
4.89%, 9/11/2033 30,000 29,435
2.77%, 11/10/2050 25,000 14,694
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 36,338
Cenovus Energy, Inc. ,
6.75%, 11/15/2039 5,000 5,404
3.75%, 2/15/2052(a) 10,000 6,882
Cheniere Corpus Christi
Holdings LLC ,
2.74%, 12/31/2039 25,000 20,974
Cheniere Energy Partners LP ,
4.00%, 3/1/2031 50,000 47,723
ConocoPhillips Co. ,
5.00%, 1/15/2035 25,000 24,484
3.76%, 3/15/2042 30,000 23,483
5.30%, 5/15/2053 25,000 22,138
4.03%, 3/15/2062 25,000 17,258
Devon Energy Corp. ,
4.50%, 1/15/2030 20,000 19,787
5.60%, 3/15/2034(b) 25,000 25,295
5.00%, 6/15/2045(a) 25,000 21,549
Diamondback Energy, Inc. ,
5.40%, 4/18/2034 15,000 14,953
5.75%, 4/18/2054(a) 15,000 13,957
5.90%, 4/18/2064 10,000 9,291
Eastern Gas Transmission &
Storage, Inc. ,
4.60%, 12/15/2044 25,000 20,647
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 25,000 27,803
Enbridge, Inc. ,
5.70%, 3/8/2033 40,000 40,795
5.45%, 3/27/2036 25,000 24,736
Energy Transfer LP ,
5.25%, 4/15/2029(a) 100,000 100,888
3.75%, 5/15/2030 150,000 143,602
5.60%, 9/1/2034 40,000 40,086
5.35%, 1/15/2036(a) 25,000 24,426

16 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer LP,
6.63%, 10/15/2036 25,000 26,514
5.30%, 4/15/2047 25,000 21,601
5.40%, 10/1/2047 25,000 21,833
Enterprise Products Operating
LLC ,
2.80%, 1/31/2030 30,000 28,094
4.95%, 2/15/2035 25,000 24,373
4.45%, 2/15/2043 45,000 37,919
4.95%, 10/15/2054 40,000 33,929
EOG Resources, Inc. ,
5.65%, 12/1/2054 25,000 23,356
Equinor ASA ,
3.70%, 4/6/2050 25,000 17,989
Exxon Mobil Corp. ,
3.00%, 8/16/2039 50,000 38,652
4.11%, 3/1/2046 45,000 35,646
Hess Corp. ,
5.60%, 2/15/2041 25,000 24,602
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 30,000 30,576
Kinder Morgan, Inc. ,
5.40%, 2/1/2034 35,000 35,104
5.55%, 6/1/2045 25,000 23,069
5.45%, 8/1/2052 25,000 22,227
Marathon Petroleum Corp. ,
3.80%, 4/1/2028 50,000 49,312
4.50%, 4/1/2048(a) 30,000 23,453
MPLX LP ,
5.40%, 4/1/2035 25,000 24,551
5.30%, 4/1/2036 25,000 24,201
4.50%, 4/15/2038 25,000 22,134
5.20%, 12/1/2047 30,000 25,788
4.95%, 3/14/2052 10,000 8,094
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 36,000 37,746
6.60%, 3/15/2046 20,000 20,424
ONEOK, Inc. ,
5.80%, 11/1/2030 25,000 25,648
6.05%, 9/1/2033 30,000 30,931
5.05%, 11/1/2034 20,000 19,278
6.63%, 9/1/2053 20,000 20,041
5.70%, 11/1/2054(a) 20,000 17,691
5.85%, 11/1/2064 20,000 17,876
Ovintiv, Inc. ,
6.50%, 2/1/2038 30,000 31,123
Phillips 66 ,
3.30%, 3/15/2052 30,000 18,684
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 25,000 20,862
Shell Finance US, Inc. ,
6.38%, 12/15/2038 50,000 53,197
4.38%, 5/11/2045 25,000 20,396
South Bow USA Infrastructure
Holdings LLC ,
5.58%, 10/1/2034 15,000 14,735
Suncor Energy, Inc. ,
4.00%, 11/15/2047 10,000 7,330
3.75%, 3/4/2051 25,000 17,544
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Targa Resources Corp. ,
6.13%, 3/15/2033 30,000 31,156
6.05%, 5/15/2056(a) 25,000 23,543
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 100,000 97,317
3.46%, 7/12/2049 25,000 17,020
TotalEnergies Capital SA ,
5.64%, 4/5/2064(a) 5,000 4,609
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 25,000 25,858
5.10%, 3/15/2049 35,000 31,553
Valero Energy Corp. ,
6.63%, 6/15/2037 50,000 53,858
Western Midstream Operating
LP ,
4.05%, 2/1/2030(d) 30,000 28,908
5.25%, 2/1/2050(d) 20,000 16,639
Williams Cos., Inc. (The) ,
5.30%, 8/15/2028(a) 75,000 75,795
2.60%, 3/15/2031 25,000 22,417
6.30%, 4/15/2040 25,000 25,782
5.80%, 11/15/2054 25,000 23,182
2,389,879
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
8.88%, 5/15/2031 25,000 29,087
Suzano Austria GmbH ,
4.00%, 1/15/2031(d) 70,000 65,424
94,511
Passenger Airlines 0.0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 25,000 22,971
Personal Care Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 15,000 9,507
Kenvue, Inc. ,
4.90%, 3/22/2033(a) 50,000 49,405
58,912
Pharmaceuticals 0.9%
AstraZeneca plc ,
1.38%, 8/6/2030 75,000 65,827
4.38%, 8/17/2048 45,000 36,934
Bristol-Myers Squibb Co. ,
3.40%, 7/26/2029 30,000 29,012
5.20%, 2/22/2034 40,000 40,168
4.13%, 6/15/2039 40,000 34,710
3.90%, 3/15/2062 45,000 30,667
Eli Lilly & Co. ,
4.20%, 8/14/2029 40,000 39,607
4.70%, 2/9/2034 30,000 29,352
5.10%, 2/12/2035 40,000 39,851
4.85%, 5/20/2036 25,000 24,208
2.25%, 5/15/2050 35,000 18,880
5.00%, 2/9/2054 15,000 13,098
5.05%, 8/14/2054 25,000 21,948
5.10%, 2/9/2064(a) 15,000 12,936
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 40,000 40,525

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Johnson & Johnson ,
4.95%, 5/15/2033 30,000 30,483
3.63%, 3/3/2037 70,000 61,586
3.70%, 3/1/2046 25,000 19,177
Merck & Co., Inc. ,
4.95%, 9/15/2035 25,000 24,386
4.15%, 5/18/2043 50,000 40,801
5.75%, 5/22/2046 25,000 24,336
4.00%, 3/7/2049 70,000 52,669
Novartis Capital Corp. ,
2.20%, 8/14/2030(a) 100,000 90,834
2.75%, 8/14/2050 20,000 11,966
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2028 70,000 69,828
4.65%, 5/19/2030 100,000 99,411
4.75%, 5/19/2033 65,000 63,451
5.30%, 5/19/2053(a) 30,000 26,908
5.34%, 5/19/2063 40,000 34,914
Pfizer, Inc. ,
1.75%, 8/18/2031 50,000 43,189
3.90%, 3/15/2039 25,000 21,218
Royalty Pharma plc ,
3.55%, 9/2/2050 40,000 26,643
Sanofi SA ,
3.63%, 6/19/2028 25,000 24,668
Utah Acquisition Sub, Inc. ,
5.25%, 6/15/2046 20,000 16,292
Zoetis, Inc. ,
4.70%, 2/1/2043 25,000 21,603
1,282,086
Professional Services 0.1%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 50,000 43,734
Concentrix Corp. ,
6.85%, 8/2/2033 20,000 18,321
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028 25,000 25,718
TR Finance LLC ,
5.50%, 8/15/2035 25,000 24,726
112,499
Real Estate Management & Development 0.0%
†
CBRE Services, Inc. ,
5.50%, 6/15/2035 15,000 14,864
Residential REITs 0.1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 25,000 24,872
AvalonBay Communities, Inc. ,
5.35%, 6/1/2034 10,000 10,049
3.90%, 10/15/2046 15,000 11,321
Camden Property Trust ,
3.35%, 11/1/2049 10,000 6,689
Essex Portfolio LP ,
3.00%, 1/15/2030 50,000 46,903
Invitation Homes Operating
Partnership LP ,
5.50%, 8/15/2033 15,000 15,041
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
Mid-America Apartments LP ,
4.95%, 3/1/2035 25,000 24,250
Store Capital LLC ,
2.70%, 12/1/2031 50,000 43,589
UDR, Inc. ,
3.20%, 1/15/2030 25,000 23,639
206,353
Retail REITs 0.1%
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 50,000 49,043
Federal Realty OP LP ,
3.20%, 6/15/2029 20,000 19,158
Kimco Realty OP LLC ,
4.45%, 9/1/2047 25,000 20,444
NNN REIT, Inc. ,
3.50%, 4/15/2051 25,000 16,784
Realty Income Corp. ,
4.00%, 7/15/2029 25,000 24,503
5.13%, 2/15/2034 15,000 14,825
5.13%, 4/15/2035 25,000 24,420
Regency Centers LP ,
2.95%, 9/15/2029 25,000 23,627
192,804
Semiconductors & Semiconductor Equipment 0.6%
Analog Devices, Inc. ,
2.10%, 10/1/2031 65,000 56,704
Applied Materials, Inc. ,
5.85%, 6/15/2041 25,000 25,060
Broadcom, Inc. ,
4.15%, 11/15/2030 78,000 74,984
3.47%, 4/15/2034 35,000 30,236
4.95%, 1/15/2036 25,000 23,467
3.50%, 2/15/2041 50,000 37,705
Intel Corp. ,
4.88%, 2/10/2028 35,000 35,084
5.13%, 2/10/2030 50,000 50,110
5.20%, 2/10/2033 50,000 49,446
3.73%, 12/8/2047 30,000 20,363
3.05%, 8/12/2051 25,000 14,638
5.70%, 2/10/2053 20,000 17,751
3.10%, 2/15/2060 10,000 5,278
5.90%, 2/10/2063 25,000 22,319
KLA Corp. ,
3.30%, 3/1/2050 25,000 16,312
Lam Research Corp. ,
2.88%, 6/15/2050 35,000 21,095
NVIDIA Corp. ,
4.25%, 6/15/2028 25,000 24,885
4.35%, 6/15/2029 25,000 24,758
4.50%, 6/15/2031 25,000 24,467
4.75%, 6/15/2033 25,000 24,239
4.95%, 6/15/2036 25,000 23,920
5.55%, 6/15/2046 25,000 23,074
3.50%, 4/1/2050 40,000 27,083
5.63%, 6/15/2056 25,000 22,622
NXP BV ,
4.30%, 6/18/2029 50,000 49,185
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 83,495

18 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. ,
4.15%, 5/15/2048 20,000 15,562
5.00%, 3/14/2053(a) 35,000 30,081
873,923
Software 0.7%
Adobe, Inc. ,
4.80%, 4/4/2029(a) 30,000 30,179
Intuit, Inc. ,
5.50%, 9/15/2053(a) 15,000 12,867
Microsoft Corp. ,
3.50%, 2/12/2035(a) 65,000 58,631
3.45%, 8/8/2036 30,000 25,957
3.70%, 8/8/2046 30,000 22,264
Oracle Corp. ,
3.25%, 11/15/2027 50,000 48,858
4.55%, 2/4/2029 25,000 24,372
4.20%, 9/27/2029 25,000 23,953
4.65%, 5/6/2030 30,000 28,824
4.95%, 2/4/2031(a) 25,000 23,879
2.88%, 3/25/2031 50,000 43,584
6.25%, 11/9/2032 20,000 19,847
5.35%, 5/4/2033 25,000 23,493
4.30%, 7/8/2034 50,000 42,852
4.70%, 9/27/2034 25,000 21,930
5.20%, 9/26/2035 50,000 44,861
3.60%, 4/1/2040 50,000 34,591
6.55%, 2/4/2046 25,000 22,124
3.60%, 4/1/2050(a) 25,000 14,328
6.90%, 11/9/2052 20,000 18,041
5.55%, 2/6/2053(a) 20,000 15,024
6.70%, 2/4/2056(a) 25,000 22,044
3.85%, 4/1/2060 50,000 28,073
5.50%, 9/27/2064 25,000 18,059
6.85%, 2/4/2066(a) 25,000 21,997
Roper Technologies, Inc. ,
1.75%, 2/15/2031(a) 20,000 17,273
Salesforce, Inc. ,
4.50%, 3/15/2028 25,000 24,943
4.65%, 3/15/2029 25,000 24,889
4.90%, 9/15/2031 25,000 24,636
5.20%, 3/15/2033(a) 25,000 24,693
5.55%, 3/15/2036(a) 25,000 24,378
6.40%, 3/15/2046 25,000 24,064
6.55%, 3/15/2056 25,000 23,883
ServiceNow, Inc. ,
4.70%, 8/15/2031 25,000 24,613
Synopsys, Inc. ,
4.85%, 4/1/2030 25,000 24,863
5.00%, 4/1/2032 25,000 24,720
5.15%, 4/1/2035 25,000 24,259
VMware LLC ,
2.20%, 8/15/2031 50,000 43,473
Workday, Inc. ,
3.80%, 4/1/2032(a) 30,000 27,784
1,049,103
Specialized REITs 0.2%
American Tower Corp. ,
3.70%, 10/15/2049 30,000 20,775
2.95%, 1/15/2051 30,000 17,827
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Crown Castle, Inc. ,
2.25%, 1/15/2031 30,000 26,431
4.00%, 11/15/2049 35,000 24,821
CubeSmart LP ,
2.25%, 12/15/2028 15,000 14,172
2.50%, 2/15/2032 45,000 39,307
Equinix, Inc. ,
3.20%, 11/18/2029(a) 35,000 33,081
2.15%, 7/15/2030 100,000 89,341
Extra Space Storage LP ,
5.50%, 7/1/2030 30,000 30,400
5.40%, 2/1/2034 25,000 24,801
Public Storage Operating Co. ,
2.25%, 11/9/2031 50,000 43,787
364,743
Specialty Retail 0.4%
AutoNation, Inc. ,
2.40%, 8/1/2031(a) 25,000 21,828
AutoZone, Inc. ,
4.75%, 2/1/2033 35,000 34,018
Home Depot, Inc. (The) ,
1.50%, 9/15/2028 30,000 28,265
2.95%, 6/15/2029 40,000 38,296
2.70%, 4/15/2030 50,000 46,583
3.25%, 4/15/2032 25,000 23,005
5.88%, 12/16/2036 25,000 25,978
4.50%, 12/6/2048 45,000 36,628
2.38%, 3/15/2051 20,000 10,701
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 50,000 48,618
3.75%, 4/1/2032(a) 85,000 79,377
5.00%, 4/15/2040 30,000 27,763
3.00%, 10/15/2050 5,000 3,000
4.25%, 4/1/2052 35,000 26,046
O'Reilly Automotive, Inc. ,
5.10%, 3/12/2036 25,000 24,225
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 50,000 48,404
522,735
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ,
3.00%, 11/13/2027 50,000 49,234
1.65%, 5/11/2030 25,000 22,444
3.85%, 5/4/2043 50,000 39,725
4.38%, 5/13/2045 45,000 37,317
2.65%, 2/8/2051 50,000 28,660
2.80%, 2/8/2061 15,000 8,054
Dell International LLC ,
4.85%, 2/1/2035(a) 25,000 23,762
3.38%, 12/15/2041 25,000 18,322
8.35%, 7/15/2046 13,000 15,731
Hewlett Packard Enterprise
Co. ,
4.40%, 9/25/2027 30,000 29,906
5.00%, 10/15/2034 20,000 19,163
5.60%, 10/15/2054(a) 15,000 13,048
HP, Inc. ,
4.00%, 4/15/2029(a) 10,000 9,777

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
HP, Inc.,
6.00%, 9/15/2041 25,000 24,642
339,785
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 50,000 46,926
3.38%, 11/1/2046 30,000 20,775
67,701
Tobacco 0.3%
Altria Group, Inc. ,
2.45%, 2/4/2032 50,000 43,543
5.63%, 2/6/2035 25,000 25,187
3.88%, 9/16/2046 25,000 17,823
3.70%, 2/4/2051 30,000 19,907
BAT Capital Corp. ,
4.39%, 8/15/2037 50,000 44,690
4.76%, 9/6/2049 25,000 20,120
BAT International Finance plc ,
5.93%, 2/2/2029 50,000 51,319
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 20,000 20,485
5.13%, 2/15/2030 75,000 75,575
5.38%, 2/15/2033 50,000 50,566
5.25%, 2/13/2034 30,000 29,994
4.13%, 3/4/2043 20,000 16,146
Reynolds American, Inc. ,
5.70%, 8/15/2035 25,000 25,305
440,660
Trading Companies & Distributors 0.1%
GATX Corp. ,
4.00%, 6/30/2030 75,000 72,551
Sumisho Air Lease Corp. ,
3.13%, 12/1/2030 50,000 45,939
2.88%, 1/15/2032 30,000 26,556
145,046
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 25,000 20,129
5.45%, 3/1/2054(a) 20,000 18,206
Essential Utilities, Inc. ,
3.35%, 4/15/2050 25,000 16,165
54,500
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
6.38%, 3/1/2035 25,000 26,535
Rogers Communications, Inc. ,
5.00%, 3/15/2044 50,000 42,585
T-Mobile USA, Inc. ,
3.88%, 4/15/2030 50,000 48,021
2.55%, 2/15/2031 30,000 26,902
5.05%, 7/15/2033 20,000 19,558
4.70%, 1/15/2035 25,000 23,483
5.30%, 5/15/2035 25,000 24,452
5.00%, 2/15/2036 25,000 23,691
4.38%, 4/15/2040 25,000 21,116
4.50%, 4/15/2050 25,000 18,880
5.65%, 1/15/2053 30,000 26,426
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
5.75%, 1/15/2054(a) 10,000 8,939
5.80%, 9/15/2062 25,000 22,013
Vodafone Group plc ,
6.15%, 2/27/2037 15,000 15,473
4.25%, 9/17/2050 20,000 14,667
5.88%, 6/28/2064 20,000 17,785
380,526
Total Corporate Bonds
(cost $38,984,657)
36,167,456
Foreign Government Securities 1.8%
CANADA 0.4%
Canada Government Bond ,
4.00%, 3/18/2030 50,000 49,396
Province of Alberta ,
3.30%, 3/15/2028 50,000 49,184
Province of British Columbia ,
4.80%, 11/15/2028 50,000 50,462
3.90%, 8/27/2030 50,000 48,911
Province of New Brunswick ,
3.63%, 2/24/2028 50,000 49,416
Province of Ontario ,
3.70%, 9/17/2029 60,000 58,727
1.13%, 10/7/2030 200,000 174,646
Province of Quebec ,
3.63%, 4/13/2028 25,000 24,701
7.50%, 9/15/2029 50,000 54,377
4.63%, 8/28/2035 50,000 48,866
608,686
CHILE 0.1%
Republic of Chile ,
3.10%, 1/22/2061 200,000 116,800
HUNGARY 0.0%
†
Hungary Government Bond ,
7.63%, 3/29/2041 26,000 29,893
INDONESIA 0.1%
Republic of Indonesia ,
1.85%, 3/12/2031 200,000 173,431
ISRAEL 0.3%
State of Israel Government
Bond ,
5.38%, 3/12/2029 200,000 200,973
4.50%, 1/17/2033 200,000 190,469
391,442
ITALY 0.1%
Italian Republic Government
Bond ,
2.88%, 10/17/2029 200,000 189,583
MEXICO 0.2%
United Mexican States ,
6.05%, 1/11/2040 20,000 18,810

20 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
MEXICO
United Mexican States
5.00%, 4/27/2051 300,000 224,550
243,360
PANAMA 0.1%
Republic of Panama ,
6.70%, 1/26/2036 110,000 115,335
PERU 0.1%
Republic of Peru ,
3.00%, 1/15/2034 70,000 59,150
5.38%, 2/8/2035 50,000 49,225
3.30%, 3/11/2041 60,000 44,850
153,225
PHILIPPINES 0.2%
Republic of Philippines ,
6.38%, 10/23/2034 250,000 264,048
POLAND 0.1%
Republic of Poland ,
4.88%, 2/12/2030 50,000 50,237
4.88%, 10/4/2033 25,000 24,467
5.38%, 2/12/2035 50,000 49,871
5.38%, 4/14/2036 20,000 19,709
5.50%, 3/18/2054 25,000 22,349
6.13%, 4/14/2056 20,000 19,226
185,859
SOUTH KOREA 0.1%
Export-Import Bank of Korea ,
4.50%, 1/11/2029 200,000 200,380
URUGUAY 0.0%
†
Oriental Republic of Uruguay ,
5.10%, 6/18/2050 25,000 22,063
4.98%, 4/20/2055 25,000 21,337
43,400
Total Foreign Government Securities
(cost $2,957,614)
2,715,442
Mortgage-Backed Securities 23.4%
FHLMC Gold Pool
Pool# J18127
3.00%, 3/1/2027 2,692 2,680
Pool# J18702
3.00%, 3/1/2027 2,597 2,585
Pool# J19106
3.00%, 5/1/2027 1,705 1,694
Pool# C00566
7.50%, 12/1/2027 31 31
Pool# C18271
7.00%, 11/1/2028 192 201
Pool# C00678
7.00%, 11/1/2028 60 63
Pool# C00836
7.00%, 7/1/2029 55 58
Pool# C31285
7.00%, 9/1/2029 122 128
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C37436
8.00%, 1/1/2030 173 179
Pool# C36429
7.00%, 2/1/2030 195 204
Pool# C36306
7.00%, 2/1/2030 127 133
Pool# C00921
7.50%, 2/1/2030 160 164
Pool# G01108
7.00%, 4/1/2030 45 47
Pool# J32255
3.00%, 7/1/2030 6,449 6,290
Pool# C41561
8.00%, 8/1/2030 669 683
Pool# C01051
8.00%, 9/1/2030 229 236
Pool# C43550
7.00%, 10/1/2030 440 461
Pool# C44017
7.50%, 10/1/2030 152 154
Pool# C44957
8.00%, 11/1/2030 296 301
Pool# C01106
7.00%, 12/1/2030 1,060 1,111
Pool# C01103
7.50%, 12/1/2030 89 92
Pool# C46932
7.50%, 1/1/2031 234 237
Pool# C01116
7.50%, 1/1/2031 95 97
Pool# G01217
7.00%, 3/1/2031 1,242 1,302
Pool# C91366
4.50%, 4/1/2031 16,100 15,995
Pool# G18605
3.00%, 6/1/2031 2,737 2,652
Pool# C91377
4.50%, 6/1/2031 8,830 8,777
Pool# C53324
7.00%, 6/1/2031 583 611
Pool# J35107
2.50%, 8/1/2031 7,854 7,528
Pool# G01309
7.00%, 8/1/2031 183 192
Pool# G01311
7.00%, 9/1/2031 1,091 1,143
Pool# C01222
7.00%, 9/1/2031 176 184
Pool# G01315
7.00%, 9/1/2031 42 44
Pool# J35522
2.50%, 10/1/2031 36,382 34,845
Pool# C58694
7.00%, 10/1/2031 1,668 1,747
Pool# C60012
7.00%, 11/1/2031 172 181
Pool# C61298
8.00%, 11/1/2031 802 816
Pool# J35957
2.50%, 12/1/2031 73,314 70,165
Pool# C61105
7.00%, 12/1/2031 1,937 2,030

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 21
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C63171
7.00%, 1/1/2032 1,069 1,120
Pool# V61548
2.50%, 2/1/2032 79,985 76,488
Pool# G01391
7.00%, 4/1/2032 1,989 2,084
Pool# C01345
7.00%, 4/1/2032 924 968
Pool# C01370
8.00%, 4/1/2032 257 263
Pool# G16285
3.50%, 5/1/2032 5,317 5,191
Pool# C01381
8.00%, 5/1/2032 3,802 3,946
Pool# C68290
7.00%, 6/1/2032 970 1,017
Pool# C68300
7.00%, 6/1/2032 248 260
Pool# G01449
7.00%, 7/1/2032 1,304 1,367
Pool# C69908
7.00%, 8/1/2032 7,264 7,611
Pool# C91558
3.50%, 9/1/2032 21,981 21,298
Pool# G16407
2.50%, 1/1/2033 27,327 26,024
Pool# G01536
7.00%, 3/1/2033 1,805 1,891
Pool# G30646
3.00%, 5/1/2033 40,019 38,273
Pool# G30642
3.00%, 5/1/2033 17,747 16,963
Pool# K90535
3.00%, 5/1/2033 8,224 7,840
Pool# A16419
6.50%, 11/1/2033 6,659 6,872
Pool# A16522
6.50%, 12/1/2033 3,275 3,380
Pool# A21356
6.50%, 4/1/2034 8,501 8,774
Pool# C01851
6.50%, 4/1/2034 7,854 8,105
Pool# A24301
6.50%, 5/1/2034 13,078 13,497
Pool# A22067
6.50%, 5/1/2034 4,340 4,479
Pool# A24988
6.50%, 7/1/2034 5,132 5,296
Pool# G01741
6.50%, 10/1/2034 1,863 1,922
Pool# G08023
6.50%, 11/1/2034 4,364 4,504
Pool# G08064
6.50%, 4/1/2035 3,055 3,153
Pool# G01947
7.00%, 5/1/2035 1,880 1,970
Pool# A39759
5.50%, 11/1/2035 2,097 2,126
Pool# A40376
5.50%, 12/1/2035 751 749
Pool# A42305
5.50%, 1/1/2036 2,845 2,887
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A41548
7.00%, 1/1/2036 3,336 3,496
Pool# G08111
5.50%, 2/1/2036 5,665 5,760
Pool# A43861
5.50%, 3/1/2036 17,593 17,725
Pool# G08116
5.50%, 3/1/2036 6,742 6,854
Pool# A43534
6.50%, 3/1/2036 895 924
Pool# A48735
5.50%, 5/1/2036 3,626 3,653
Pool# G08136
6.50%, 6/1/2036 2,918 3,059
Pool# A53039
6.50%, 10/1/2036 23,779 24,787
Pool# C91982
3.50%, 3/1/2038 26,230 24,742
Pool# G04251
6.50%, 4/1/2038 1,348 1,421
Pool# G04569
6.50%, 8/1/2038 1,734 1,812
Pool# A84252
6.50%, 1/1/2039 9,494 10,007
Pool# A84287
6.50%, 1/1/2039 5,398 5,658
Pool# G60342
4.50%, 5/1/2042 38,688 37,636
Pool# Q12051
3.50%, 10/1/2042 42,566 39,595
Pool# G07158
3.50%, 10/1/2042 41,343 38,447
Pool# Q11532
3.50%, 10/1/2042 35,076 32,570
Pool# G07163
3.50%, 10/1/2042 34,431 32,021
Pool# Q12052
3.50%, 10/1/2042 18,050 16,783
Pool# G07264
3.50%, 12/1/2042 68,707 63,799
Pool# V80002
2.50%, 4/1/2043 116,191 99,146
Pool# Q16915
3.00%, 4/1/2043 195,219 175,516
Pool# Q17675
3.50%, 4/1/2043 84,489 78,630
Pool# G07410
3.50%, 7/1/2043 33,660 31,321
Pool# Q20332
3.50%, 7/1/2043 6,776 6,262
Pool# G07946
4.00%, 7/1/2044 32,954 31,149
Pool# Q28607
3.50%, 9/1/2044 31,338 28,887
Pool# G61231
3.50%, 9/1/2044 5,333 4,938
Pool# G08609
3.50%, 10/1/2044 13,389 12,269
Pool# Q30833
4.00%, 1/1/2045 3,154 2,964
Pool# V81873
4.00%, 8/1/2045 6,549 6,155

22 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08669
4.00%, 9/1/2045 33,705 31,651
Pool# Q38357
4.00%, 1/1/2046 2,032 1,903
Pool# G61365
4.50%, 1/1/2046 29,823 28,716
Pool# G08697
3.00%, 3/1/2046 54,251 47,799
Pool# Q39440
4.00%, 3/1/2046 2,245 2,102
Pool# G08704
4.50%, 4/1/2046 4,387 4,221
Pool# Q40097
4.50%, 4/1/2046 1,145 1,102
Pool# Q40718
3.50%, 5/1/2046 9,690 8,803
Pool# G08707
4.00%, 5/1/2046 41,819 39,151
Pool# G08708
4.50%, 5/1/2046 3,849 3,704
Pool# G61791
4.00%, 7/1/2046 6,359 5,982
Pool# Q41947
4.50%, 7/1/2046 957 921
Pool# G08715
3.00%, 8/1/2046 76,330 67,150
Pool# Q42596
3.50%, 8/1/2046 48,745 44,425
Pool# Q42203
3.50%, 8/1/2046 9,669 8,812
Pool# Q42393
3.50%, 8/1/2046 8,620 7,813
Pool# G08721
3.00%, 9/1/2046 56,395 49,657
Pool# G08722
3.50%, 9/1/2046 7,731 7,044
Pool# G60733
4.50%, 9/1/2046 15,276 14,699
Pool# G60722
3.00%, 10/1/2046 143,955 126,658
Pool# G61815
4.00%, 10/1/2046 3,860 3,624
Pool# Q44452
3.00%, 11/1/2046 31,992 28,110
Pool# G08732
3.00%, 11/1/2046 9,197 8,081
Pool# Q44473
3.50%, 11/1/2046 7,767 7,039
Pool# Q44223
3.50%, 11/1/2046 5,465 4,942
Pool# G60989
3.00%, 12/1/2046 57,632 50,701
Pool# Q45878
3.00%, 12/1/2046 10,811 9,473
Pool# G61862
3.50%, 12/1/2046 8,895 8,091
Pool# G08741
3.00%, 1/1/2047 82,412 72,057
Pool# G08748
3.50%, 2/1/2047 12,878 11,641
Pool# Q53085
3.00%, 9/1/2047 22,809 20,112
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08785
4.00%, 10/1/2047 2,910 2,699
Pool# T65458
3.50%, 2/1/2048 50,691 45,509
Pool# G08801
4.00%, 2/1/2048 19,867 18,479
Pool# Q54727
3.50%, 3/1/2048 18,087 16,329
Pool# Q55401
5.00%, 4/1/2048 3,883 3,829
Pool# G08817
4.00%, 6/1/2048 4,074 3,789
Pool# Q57401
4.50%, 7/1/2048 8,948 8,553
Pool# Q57402
4.50%, 7/1/2048 2,832 2,716
Pool# G08831
4.00%, 8/1/2048 33,552 31,201
Pool# G67716
4.50%, 10/1/2048 37,723 36,179
FHLMC Non Gold Pool Pool#
1B8478 ,
6.51%, 7/1/2041 (e) 5,314
5,494
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 151,401 144,686
Pool# SB8500
2.50%, 7/1/2035 137,126 127,781
Pool# SB0479
2.50%, 10/1/2035 34,722 32,262
Pool# RC1826
2.00%, 2/1/2036 152,905 138,410
Pool# SB8092
1.50%, 3/1/2036 38,405 33,975
Pool# RC1887
2.00%, 3/1/2036 241,023 218,621
Pool# RC2045
2.00%, 6/1/2036 12,825 11,609
Pool# QN8913
2.00%, 12/1/2036 42,347 38,330
Pool# RC2402
2.00%, 1/1/2037 56,566 51,199
Pool# RC2399
2.00%, 1/1/2037 41,263 37,449
Pool# SB0725
4.00%, 8/1/2037 2,347 2,251
Pool# SB1009
4.00%, 2/1/2038 2,465 2,367
Pool# SB8346
4.00%, 12/1/2039 36,546 35,057
Pool# RR0066
4.50%, 3/1/2041 25,425 24,861
Pool# ZM2339
3.50%, 1/1/2047 43,269 39,151
Pool# RA3022
2.50%, 6/1/2050 172,082 141,951
Pool# SD7521
2.50%, 7/1/2050 405,446 338,283
Pool# SD8074
3.00%, 7/1/2050 29,002 24,848
Pool# SD7523
2.50%, 8/1/2050 193,988 162,279

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD0514
2.00%, 10/1/2050 159,086 126,574
Pool# RA4652
2.00%, 2/1/2051 1,021,650 809,273
Pool# RA4737
2.00%, 3/1/2051 790,750 623,074
Pool# RA4718
2.00%, 3/1/2051 456,177 361,349
Pool# SD7537
2.00%, 3/1/2051 115,237 91,243
Pool# QC2070
2.00%, 5/1/2051 50,162 39,907
Pool# RA5436
2.00%, 6/1/2051 154,839 121,608
Pool# RA5398
2.00%, 7/1/2051 190,093 151,139
Pool# RA6236
2.00%, 11/1/2051 178,393 141,244
Pool# RA6959
2.50%, 3/1/2052 33,069 27,650
Pool# SD8212
2.50%, 5/1/2052 200,945 164,852
Pool# RA7779
4.50%, 8/1/2052 5,412 5,112
Pool# RA7933
5.00%, 9/1/2052 52,350 51,232
Pool# SD1926
5.50%, 11/1/2052 145,719 146,028
Pool# SD2248
5.00%, 1/1/2053 63,904 62,234
Pool# QF5629
6.00%, 1/1/2053 12,118 12,530
Pool# RA8554
6.00%, 2/1/2053 86,086 87,677
Pool# SD2660
5.00%, 4/1/2053 111,855 108,797
Pool# SD2661
5.50%, 4/1/2053 46,058 45,981
Pool# SD2890
5.50%, 5/1/2053 27,133 27,095
Pool# SD2905
5.50%, 5/1/2053 25,995 25,932
Pool# SD3148
5.00%, 6/1/2053 128,372 124,863
Pool# SD3085
5.50%, 6/1/2053 17,365 17,377
Pool# SD3260
6.00%, 6/1/2053 32,869 33,660
Pool# SD3565
4.50%, 8/1/2053 11,511 10,907
Pool# SD3603
6.00%, 8/1/2053 40,091 41,193
Pool# RJ0007
6.50%, 10/1/2053 32,526 33,945
Pool# SD4350
6.50%, 10/1/2053 10,842 11,197
Pool# SD4340
5.50%, 11/1/2053 257,993 258,172
Pool# SD4630
6.00%, 12/1/2053 46,801 47,995
Pool# SL1453
6.00%, 12/1/2053 22,954 23,428
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RJ0530
6.50%, 12/1/2053 58,747 60,961
Pool# RJ0527
6.50%, 12/1/2053 7,390 7,632
Pool# RJ0717
6.50%, 1/1/2054 6,453 6,684
Pool# RJ0841
6.00%, 2/1/2054 47,979 49,148
Pool# RJ0858
6.50%, 2/1/2054 40,370 41,795
Pool# SD4870
6.50%, 2/1/2054 19,835 20,499
Pool# SD5616
6.00%, 5/1/2054 352,453 360,294
Pool# RJ1437
6.50%, 5/1/2054 39,819 41,744
Pool# SD6025
6.00%, 8/1/2054 116,253 118,064
Pool# RJ2746
5.50%, 11/1/2054 233,926 232,783
Pool# SD8491
5.00%, 12/1/2054 133,219 128,779
Pool# SL0050
5.50%, 1/1/2055 463,446 463,773
Pool# RJ3311
6.50%, 1/1/2055 61,297 64,048
Pool# SL0425
6.00%, 2/1/2055 67,330 69,245
Pool# SL0844
6.50%, 4/1/2055 180,050 185,782
Pool# RJ4130
6.00%, 5/1/2055 65,627 66,749
Pool# SL2010
6.00%, 8/1/2055 21,666 22,059
Pool# SL1901
6.00%, 8/1/2055 19,395 19,729
Pool# SL2633
6.00%, 9/1/2055 143,710 146,211
Pool# SL3206
5.00%, 11/1/2055 79,449 77,239
Pool# SL3208
5.50%, 11/1/2055 114,464 113,819
Pool# SL3955
5.50%, 2/1/2056 78,536 78,468
Pool# RJ6022
5.50%, 3/1/2056 77,180 76,943
FNMA Pool
Pool# AC9890
5.81%, 4/1/2040(e) 52,521 53,854
Pool# AJ1249
6.56%, 9/1/2041(e) 10,414 10,813
Pool# AL1437
6.03%, 1/1/2042(e) 3,956 4,090
Pool# AK0714
5.95%, 2/1/2042(e) 962 994
Pool# AP1961
6.07%, 8/1/2042(e) 7,564 7,850
Pool# BF0206
4.00%, 2/1/2047 22,527 21,103
Pool# BF0200
3.50%, 11/1/2051 140,387 127,074

24 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AP4746
3.00%, 8/1/2027 2,550 2,530
Pool# AP4640
3.00%, 9/1/2027 2,229 2,209
Pool# AQ5096
3.00%, 11/1/2027 5,494 5,439
Pool# AQ4532
3.00%, 11/1/2027 5,443 5,388
Pool# AQ3758
3.00%, 11/1/2027 4,858 4,806
Pool# AB6886
3.00%, 11/1/2027 2,092 2,071
Pool# AS0487
2.50%, 9/1/2028 17,961 17,638
Pool# 930998
4.50%, 4/1/2029 654 650
Pool# MA0243
5.00%, 11/1/2029 2,012 2,018
Pool# AL8077
3.50%, 12/1/2029 2,153 2,127
Pool# MA0268
5.00%, 12/1/2029 1,920 1,925
Pool# AD5655
5.00%, 5/1/2030 6,592 6,583
Pool# MA0443
5.00%, 5/1/2030 2,590 2,594
Pool# AB1038
5.00%, 5/1/2030 2,422 2,419
Pool# AS5420
3.00%, 7/1/2030 11,885 11,572
Pool# MA0559
5.00%, 9/1/2030 723 722
Pool# AZ9234
3.50%, 10/1/2030 2,071 2,030
Pool# AH1515
4.00%, 12/1/2030 50,991 50,196
Pool# AD0716
6.50%, 12/1/2030 21,454 22,118
Pool# MA0641
4.00%, 2/1/2031 47,208 46,455
Pool# 560868
7.50%, 2/1/2031 27 27
Pool# BC5968
2.50%, 4/1/2031 11,557 11,098
Pool# BC4430
3.00%, 4/1/2031 3,985 3,868
Pool# AL8566
3.00%, 6/1/2031 14,061 13,611
Pool# AL8565
3.00%, 6/1/2031 11,830 11,447
Pool# AS8028
2.50%, 9/1/2031 41,244 39,483
Pool# 607212
7.50%, 10/1/2031 1,206 1,217
Pool# BM3814
2.50%, 12/1/2031 21,177 20,289
Pool# AS8609
3.00%, 1/1/2032 20,367 19,628
Pool# AL9585
3.50%, 1/1/2032 4,516 4,410
Pool# AS8767
3.00%, 2/1/2032 15,058 14,528
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4624
3.00%, 2/1/2032 14,067 13,637
Pool# AL9871
3.00%, 2/1/2032 5,822 5,632
Pool# BM3269
2.50%, 4/1/2032 39,239 37,480
Pool# BM4088
3.00%, 6/1/2032 13,079 12,679
Pool# MA1107
3.50%, 7/1/2032 14,468 14,020
Pool# BH6610
3.50%, 7/1/2032 4,892 4,767
Pool# BM1669
3.00%, 8/1/2032 7,410 7,131
Pool# BM5167
3.50%, 9/1/2032 2,550 2,488
Pool# BH9391
3.50%, 10/1/2032 3,408 3,317
Pool# BM3977
3.00%, 12/1/2032 28,747 27,695
Pool# CA0951
3.00%, 12/1/2032 20,573 19,778
Pool# FM1661
2.50%, 1/1/2033 59,690 57,836
Pool# BM4338
2.50%, 1/1/2033 36,087 34,558
Pool# 656559
6.50%, 2/1/2033 6,523 6,725
Pool# 694846
6.50%, 4/1/2033 764 790
Pool# AB9402
3.00%, 5/1/2033 53,288 50,903
Pool# AB9403
3.00%, 5/1/2033 22,053 21,046
Pool# MA1527
3.00%, 8/1/2033 93,718 89,399
Pool# 750229
6.50%, 10/1/2033 7,561 7,795
Pool# 725228
6.00%, 3/1/2034 125,176 127,540
Pool# 788027
6.50%, 9/1/2034 11,191 11,573
Pool# FM4900
2.00%, 12/1/2035 35,863 32,532
Pool# CA9145
2.00%, 2/1/2036 181,372 164,178
Pool# FM5571
2.00%, 2/1/2036 93,005 84,239
Pool# CA9475
2.00%, 3/1/2036 60,113 54,414
Pool# CB0262
2.00%, 4/1/2036 588,450 532,647
Pool# AL4260
5.50%, 9/1/2036 10,099 10,125
Pool# MA4441
1.50%, 10/1/2036 29,503 26,066
Pool# BU1381
2.00%, 12/1/2036 28,463 25,759
Pool# CB3441
2.50%, 4/1/2037 22,620 20,931
Pool# MA4726
4.00%, 9/1/2037 3,592 3,449

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4797
4.00%, 11/1/2037 4,460 4,282
Pool# 955194
7.00%, 11/1/2037 43,812 46,421
Pool# MA5223
4.00%, 11/1/2038 1,271 1,219
Pool# AB1735
3.50%, 11/1/2040 4,049 3,767
Pool# AB2067
3.50%, 1/1/2041 96,873 90,138
Pool# AB2068
3.50%, 1/1/2041 56,625 52,682
Pool# 932888
3.50%, 1/1/2041 38,618 35,933
Pool# 932891
3.50%, 1/1/2041 7,602 7,071
Pool# MA5977
4.50%, 2/1/2041 25,152 24,581
Pool# AI9920
4.00%, 9/1/2041 3,785 3,558
Pool# AI9851
4.50%, 9/1/2041 16,136 15,661
Pool# AJ5431
4.50%, 10/1/2041 43,200 41,772
Pool# AJ4861
4.00%, 12/1/2041 48,679 46,127
Pool# AX5316
4.50%, 1/1/2042 5,406 5,251
Pool# AL2499
4.50%, 1/1/2042 1,508 1,467
Pool# AB5185
3.50%, 5/1/2042 104,327 96,917
Pool# AO3575
4.50%, 5/1/2042 39,762 38,384
Pool# AP2092
4.50%, 8/1/2042 10,066 9,641
Pool# AP7489
4.00%, 9/1/2042 173,958 164,529
Pool# AL2782
4.50%, 9/1/2042 21,621 20,974
Pool# MA1273
3.50%, 12/1/2042 69,872 64,841
Pool# AR8213
3.50%, 4/1/2043 60,714 56,463
Pool# AB9237
3.00%, 5/1/2043 177,711 159,131
Pool# AB9236
3.00%, 5/1/2043 39,656 35,478
Pool# AT4145
3.00%, 6/1/2043 91,175 81,640
Pool# AS0255
4.50%, 8/1/2043 69,607 66,990
Pool# BM4222
3.00%, 1/1/2044 122,113 109,177
Pool# AW1006
4.00%, 5/1/2044 43,623 41,224
Pool# AL7767
4.50%, 6/1/2044 2,808 2,724
Pool# AS3946
4.00%, 12/1/2044 142,808 134,287
Pool# BM3611
4.00%, 1/1/2045 22,814 21,580
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3804
3.50%, 2/1/2045 12,909 11,922
Pool# AL9555
4.00%, 2/1/2045 322,155 305,859
Pool# AL6889
4.50%, 2/1/2045 22,528 21,676
Pool# BM3931
3.00%, 3/1/2045 26,699 23,928
Pool# BM3664
3.00%, 5/1/2045 121,719 108,979
Pool# BM5562
4.00%, 6/1/2045 37,494 35,413
Pool# AL7207
4.50%, 8/1/2045 30,514 29,358
Pool# AS6362
4.50%, 12/1/2045 5,591 5,372
Pool# AS6474
3.50%, 1/1/2046 47,505 43,424
Pool# AS6539
3.50%, 1/1/2046 42,738 39,075
Pool# AL9849
3.50%, 1/1/2046 36,372 33,661
Pool# AL9781
4.50%, 2/1/2046 43,925 42,523
Pool# BM4621
3.50%, 3/1/2046 27,973 25,980
Pool# BC0823
3.50%, 4/1/2046 28,186 25,585
Pool# AL8833
4.00%, 6/1/2046 47,033 44,206
Pool# AS7545
3.50%, 7/1/2046 43,461 39,383
Pool# MA2705
3.00%, 8/1/2046 108,326 95,197
Pool# BC1489
3.00%, 8/1/2046 15,860 13,992
Pool# AS7760
4.00%, 8/1/2046 43,740 40,900
Pool# AS7770
4.50%, 8/1/2046 3,869 3,718
Pool# AL8947
3.50%, 9/1/2046 9,056 8,224
Pool# AL9263
3.00%, 10/1/2046 29,874 26,249
Pool# BM3932
3.50%, 10/1/2046 36,035 32,725
Pool# FM1871
4.00%, 10/1/2046 27,414 25,981
Pool# BC4766
4.50%, 10/1/2046 8,337 8,011
Pool# AS8154
4.50%, 10/1/2046 1,749 1,679
Pool# FM1368
3.00%, 11/1/2046 287,669 253,501
Pool# BC9003
3.00%, 11/1/2046 34,711 30,534
Pool# BE5067
3.50%, 11/1/2046 97,107 88,440
Pool# AS8417
3.50%, 12/1/2046 41,166 37,257
Pool# AS8650
3.00%, 1/1/2047 237,196 207,182

26 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BD2440
3.50%, 1/1/2047 14,944 13,531
Pool# BE7115
4.50%, 1/1/2047 1,833 1,756
Pool# BD5046
3.50%, 2/1/2047 14,599 13,226
Pool# AS8979
4.50%, 3/1/2047 9,728 9,337
Pool# BM3707
2.50%, 4/1/2047 31,564 26,521
Pool# AS9467
4.00%, 4/1/2047 3,853 3,592
Pool# AS9470
4.50%, 4/1/2047 31,619 30,326
Pool# BH0304
4.50%, 4/1/2047 2,516 2,413
Pool# AS9562
3.00%, 5/1/2047 19,350 16,923
Pool# BM3237
3.50%, 5/1/2047 66,808 60,953
Pool# BM1268
4.00%, 5/1/2047 81,419 75,860
Pool# BM1295
4.50%, 6/1/2047 31,181 29,913
Pool# BE9624
4.50%, 6/1/2047 11,831 11,156
Pool# BM3801
3.00%, 7/1/2047 76,849 67,435
Pool# BM3556
4.00%, 9/1/2047 14,464 13,525
Pool# CA0623
4.50%, 10/1/2047 5,845 5,612
Pool# BJ1699
4.00%, 12/1/2047 45,404 42,352
Pool# MA3277
4.00%, 2/1/2048 55,006 50,716
Pool# BK1972
4.50%, 3/1/2048 10,050 9,631
Pool# CA1560
4.50%, 4/1/2048 16,743 16,016
Pool# CA1898
4.50%, 6/1/2048 33,413 31,998
Pool# CA1951
4.00%, 7/1/2048 15,059 13,990
Pool# BK6577
4.50%, 7/1/2048 2,778 2,652
Pool# CA2376
4.00%, 9/1/2048 21,568 20,037
Pool# MA3495
4.00%, 10/1/2048 45,578 42,327
Pool# BM4664
4.50%, 10/1/2048 23,002 21,995
Pool# BN0340
4.50%, 12/1/2048 48,878 46,679
Pool# CA2779
4.50%, 12/1/2048 26,346 25,209
Pool# BN3944
4.00%, 1/1/2049 14,262 13,247
Pool# CA3489
4.00%, 5/1/2049 32,278 29,978
Pool# MA3665
4.50%, 5/1/2049 44,355 42,311
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA3669
4.00%, 6/1/2049 63,459 58,940
Pool# CA3825
4.00%, 7/1/2049 18,036 16,761
Pool# FM2887
3.00%, 3/1/2050 71,164 61,547
Pool# FM0077
3.00%, 3/1/2050 33,400 28,852
Pool# CA5510
3.00%, 4/1/2050 101,910 88,074
Pool# MA4048
3.00%, 6/1/2050 34,943 30,129
Pool# MA4077
2.00%, 7/1/2050 75,876 59,869
Pool# MA4097
3.00%, 8/1/2050 7,713 6,652
Pool# BQ4909
2.00%, 9/1/2050 661,044 522,668
Pool# CA6985
2.00%, 9/1/2050 400,329 316,977
Pool# FM4222
2.50%, 9/1/2050 455,145 379,981
Pool# CA7572
2.50%, 10/1/2050 383,640 317,387
Pool# CA7369
2.50%, 10/1/2050 211,804 175,227
Pool# MA4181
1.50%, 11/1/2050 372,664 277,846
Pool# FM4808
2.50%, 11/1/2050 211,535 174,521
Pool# MA4210
2.50%, 12/1/2050 54,959 45,336
Pool# CA8442
2.00%, 1/1/2051 786,829 626,025
Pool# CA8893
2.00%, 2/1/2051 320,688 252,619
Pool# BQ9747
2.00%, 2/1/2051 273,580 215,451
Pool# FM6554
2.00%, 3/1/2051 423,523 335,339
Pool# CB0400
2.00%, 5/1/2051 66,562 53,475
Pool# FM8007
2.50%, 7/1/2051 78,312 64,780
Pool# FM8011
2.50%, 8/1/2051 253,052 211,100
Pool# CB1330
2.50%, 8/1/2051 84,480 69,889
Pool# MA4399
2.50%, 8/1/2051 69,034 56,858
Pool# FM8794
2.50%, 9/1/2051 246,677 203,250
Pool# CB1871
2.50%, 10/1/2051 296,472 245,543
Pool# FM9543
2.50%, 12/1/2051 350,519 290,664
Pool# CB2410
2.50%, 12/1/2051 89,351 73,473
Pool# FM9806
2.50%, 12/1/2051 74,738 62,383
Pool# MA4512
2.50%, 1/1/2052 665,870 547,761

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB3351
2.50%, 4/1/2052 55,894 46,742
Pool# FS2972
4.50%, 10/1/2052 37,968 35,962
Pool# MA4785
5.00%, 10/1/2052 450,934 439,163
Pool# MA4805
4.50%, 11/1/2052 48,602 45,908
Pool# CB5084
5.00%, 11/1/2052 38,615 37,754
Pool# FS3416
5.00%, 12/1/2052 70,867 69,331
Pool# CB5535
5.00%, 1/1/2053 186,592 181,557
Pool# BW5089
5.00%, 1/1/2053 54,933 53,455
Pool# CB5642
5.50%, 2/1/2053 51,119 51,246
Pool# CB5836
5.00%, 3/1/2053 34,546 33,914
Pool# MA4941
5.50%, 3/1/2053 577,389 575,798
Pool# CB5908
5.50%, 3/1/2053 60,953 61,136
Pool# FS4070
5.50%, 3/1/2053 37,058 37,188
Pool# CB6004
5.50%, 4/1/2053 247,012 248,772
Pool# CB6182
5.00%, 5/1/2053 119,182 115,860
Pool# FS7303
5.00%, 7/1/2053 78,418 76,011
Pool# MA5073
6.00%, 7/1/2053 30,681 31,210
Pool# FS5424
4.50%, 8/1/2053 34,533 32,716
Pool# CB6921
6.00%, 8/1/2053 24,312 25,015
Pool# FS5886
6.00%, 9/1/2053 70,566 72,041
Pool# CB7115
6.00%, 9/1/2053 38,556 39,643
Pool# CB7484
6.50%, 11/1/2053 85,572 88,587
Pool# FS6294
6.50%, 11/1/2053 13,726 14,174
Pool# CB7650
6.50%, 12/1/2053 210,406 220,813
Pool# FS6529
6.50%, 12/1/2053 84,840 88,728
Pool# CB7803
6.50%, 1/1/2054 43,026 44,715
Pool# CB7865
6.50%, 1/1/2054 12,490 12,941
Pool# CB8024
6.50%, 2/1/2054 80,514 84,955
Pool# CB8342
6.00%, 4/1/2054 104,882 106,252
Pool# CB8756
6.00%, 6/1/2054 20,035 20,290
Pool# CB8823
6.50%, 7/1/2054 61,291 63,932
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB9010
6.00%, 8/1/2054 62,452 63,405
Pool# FS8674
6.50%, 8/1/2054 46,818 48,446
Pool# FA2727
6.50%, 8/1/2054 38,766 40,095
Pool# MA5496
5.00%, 10/1/2054 238,042 230,130
Pool# FA2035
6.00%, 11/1/2054 21,094 21,620
Pool# CB9738
5.00%, 1/1/2055 194,400 188,453
Pool# CC0750
6.50%, 7/1/2055 4,131 4,294
Pool# FA2810
6.00%, 9/1/2055 119,835 121,746
Pool# FA3133
5.50%, 10/1/2055 116,459 116,830
Pool# DF6910
5.00%, 1/1/2056 43,684 42,445
Pool# CC1853
5.50%, 1/1/2056 179,957 179,299
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
4.00%, 8/25/2041 25,000
23,944
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
4.50%, 8/25/2056 300,000 281,678
5.00%, 8/25/2056 400,000 385,987
6.50%, 8/25/2056 225,000 231,952
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 35 35
Pool# 486936
6.50%, 2/15/2029 93 93
Pool# 502969
6.00%, 3/15/2029 472 480
Pool# 487053
7.00%, 3/15/2029 166 168
Pool# 781014
6.00%, 4/15/2029 237 239
Pool# 509099
7.00%, 6/15/2029 842 857
Pool# 434505
7.50%, 8/15/2029 15 15
Pool# 781124
7.00%, 12/15/2029 1,000 1,022
Pool# 507396
7.50%, 9/15/2030 8,001 8,123
Pool# 531352
7.50%, 9/15/2030 660 669
Pool# 536334
7.50%, 10/15/2030 58 59
Pool# 535388
7.50%, 1/15/2031 194 197
Pool# 486019
7.50%, 1/15/2031 192 195
Pool# 528589
6.50%, 3/15/2031 3,430 3,465
Pool# 508473
7.50%, 4/15/2031 984 1,001

28 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781287
7.00%, 5/15/2031 515 531
Pool# 781319
7.00%, 7/15/2031 185 192
Pool# 485879
7.00%, 8/15/2031 591 605
Pool# 572554
6.50%, 9/15/2031 7,101 7,165
Pool# 781328
7.00%, 9/15/2031 492 509
Pool# 550991
6.50%, 10/15/2031 196 198
Pool# 571267
7.00%, 10/15/2031 69 70
Pool# 555171
6.50%, 12/15/2031 485 492
Pool# 781380
7.50%, 12/15/2031 177 184
Pool# 781481
7.50%, 1/15/2032 722 743
Pool# 580972
6.50%, 2/15/2032 57 57
Pool# 781401
7.50%, 2/15/2032 656 683
Pool# 781916
6.50%, 3/15/2032 3,866 3,929
Pool# 552474
7.00%, 3/15/2032 1,461 1,500
Pool# 781478
7.50%, 3/15/2032 334 347
Pool# 781429
8.00%, 3/15/2032 588 610
Pool# 781431
7.00%, 4/15/2032 2,370 2,464
Pool# 552616
7.00%, 6/15/2032 10,915 11,166
Pool# 570022
7.00%, 7/15/2032 3,909 4,020
Pool# 595077
6.00%, 10/15/2032 1,203 1,224
Pool# 552903
6.50%, 11/15/2032 19,209 19,546
Pool# 552952
6.00%, 12/15/2032 1,074 1,081
Pool# 602102
6.00%, 2/15/2033 6,240 6,274
Pool# 588192
6.00%, 2/15/2033 790 795
Pool# 553144
5.50%, 4/15/2033 2,571 2,591
Pool# 604243
6.00%, 4/15/2033 2,160 2,183
Pool# 611526
6.00%, 5/15/2033 3,474 3,491
Pool# 553320
6.00%, 6/15/2033 6,580 6,664
Pool# 604788
6.50%, 11/15/2033 18,722 19,109
Pool# 781688
6.00%, 12/15/2033 7,149 7,296
Pool# 604875
6.00%, 12/15/2033 6,063 6,152
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781690
6.00%, 12/15/2033 2,614 2,667
Pool# 781699
7.00%, 12/15/2033 593 602
Pool# 621856
6.00%, 1/15/2034 4,173 4,192
Pool# 564799
6.00%, 3/15/2034 2,751 2,773
Pool# 630038
6.50%, 8/15/2034 15,174 15,511
Pool# 781804
6.00%, 9/15/2034 7,275 7,432
Pool# 781847
6.00%, 12/15/2034 5,866 5,993
Pool# 486921
5.50%, 2/15/2035 1,669 1,669
Pool# 781902
6.00%, 2/15/2035 8,600 8,880
Pool# 649510
5.50%, 10/15/2035 12,323 12,266
Pool# 652207
5.50%, 3/15/2036 21,461 21,767
Pool# 655519
5.00%, 5/15/2036 10,057 9,983
Pool# 652539
5.00%, 5/15/2036 3,414 3,380
Pool# 606308
5.50%, 5/15/2036 2,347 2,376
Pool# 656666
6.00%, 6/15/2036 5,314 5,501
Pool# 657912
6.50%, 8/15/2036 1,702 1,777
Pool# 704630
5.50%, 7/15/2039 8,293 8,448
Pool# 757039
4.00%, 12/15/2040 75,674 69,858
Pool# 757038
4.00%, 12/15/2040 72,856 67,660
Pool# 755656
4.00%, 12/15/2040 25,876 24,060
Pool# 757044
4.00%, 12/15/2040 21,714 20,190
Pool# 742235
4.00%, 12/15/2040 20,273 18,827
Pool# 755655
4.00%, 12/15/2040 16,624 15,457
Pool# 757043
4.00%, 12/15/2040 12,160 11,293
Pool# 756631
4.00%, 12/15/2040 8,899 8,269
Pool# 755959
4.00%, 1/15/2041 61,774 57,436
Pool# 742244
4.00%, 1/15/2041 50,564 46,958
Pool# 753826
4.00%, 1/15/2041 25,552 23,714
Pool# 690662
4.00%, 1/15/2041 12,128 11,263
Pool# 719486
4.00%, 1/15/2041 5,919 5,464
Pool# 757555
4.00%, 2/15/2041 12,011 11,168

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 757557
4.00%, 2/15/2041 6,234 5,812
Pool# AD6012
3.50%, 4/15/2043 165,718 149,701
Pool# AA6307
3.50%, 4/15/2043 50,751 45,485
Pool# AA6403
3.00%, 5/15/2043 218,216 195,018
Pool# 783781
3.50%, 6/15/2043 53,660 48,240
Pool# 784015
3.00%, 7/15/2043 11,872 10,625
Pool# 784714
3.00%, 1/15/2044 68,737 61,422
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 42,082 42,589
Pool# 4559
5.00%, 10/20/2039 61,949 61,827
Pool# 737727
4.00%, 12/20/2040 242,534 223,350
Pool# 737730
4.00%, 12/20/2040 74,570 68,673
Pool# 4923
4.50%, 1/20/2041 42,765 41,375
Pool# 4978
4.50%, 3/20/2041 6,021 5,825
Pool# 5017
4.50%, 4/20/2041 61,024 59,027
Pool# 5082
4.50%, 6/20/2041 112,155 107,798
Pool# 675523
3.50%, 3/20/2042 98,828 87,057
Pool# MA0462
3.50%, 10/20/2042 164,491 150,700
Pool# MA0625
3.50%, 12/20/2042 125,805 115,231
Pool# MA0698
3.00%, 1/20/2043 105,932 94,508
Pool# AF1001
3.50%, 6/20/2043 81,369 71,773
Pool# AJ9335
3.50%, 10/20/2044 5,867 5,141
Pool# MA2824
2.50%, 5/20/2045 88,633 75,985
Pool# MA2825
3.00%, 5/20/2045 125,755 111,160
Pool# MA2960
3.00%, 7/20/2045 109,609 96,797
Pool# MA3172
3.00%, 10/20/2045 39,023 34,429
Pool# MA3243
3.00%, 11/20/2045 35,381 31,205
Pool# 784119
3.00%, 2/20/2046 145,448 128,451
Pool# MA3520
3.00%, 3/20/2046 120,825 106,479
Pool# MA3876
4.50%, 8/20/2046 3,926 3,766
Pool# MA3939
4.50%, 9/20/2046 2,187 2,106
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4125
2.50%, 12/20/2046 34,728 29,520
Pool# MA4194
2.50%, 1/20/2047 87,474 74,579
Pool# MA4264
4.50%, 2/20/2047 4,363 4,186
Pool# AZ1974
3.50%, 4/20/2047 58,622 51,894
Pool# MA4384
4.50%, 4/20/2047 3,534 3,390
Pool# MA4512
4.50%, 6/20/2047 10,586 10,150
Pool# 784421
3.50%, 12/20/2047 154,750 139,457
Pool# 784480
3.50%, 4/20/2048 34,343 30,651
Pool# 784481
3.50%, 4/20/2048 6,941 6,175
Pool# MA5331
4.50%, 7/20/2048 27,615 26,366
Pool# BK2856
4.50%, 12/20/2048 4,023 3,746
Pool# MA6092
4.50%, 8/20/2049 16,033 15,227
Pool# MA6764
2.00%, 7/20/2050 43,843 35,251
Pool# BW6206
2.50%, 8/20/2050 269,517 221,135
Pool# BW4732
2.50%, 8/20/2050 266,634 218,770
Pool# BW4741
2.50%, 9/20/2050 282,767 232,008
Pool# MA7051
2.00%, 12/20/2050 275,482 221,025
Pool# MA7311
2.00%, 4/20/2051 1,054,209 845,901
Pool# MA8197
2.50%, 8/20/2052 133,049 111,663
Pool# MA8201
4.50%, 8/20/2052 52,830 49,962
Pool# MA8428
5.00%, 11/20/2052 102,344 99,901
Pool# MA8491
5.50%, 12/20/2052 73,581 73,737
Pool# MA8800
5.00%, 4/20/2053 338,005 329,399
Pool# MA8801
5.50%, 4/20/2053 45,574 45,698
Pool# MA8879
5.50%, 5/20/2053 59,485 59,629
Pool# MA8948
5.50%, 6/20/2053 125,585 125,739
Pool# MA9017
5.50%, 7/20/2053 262,807 262,880
Pool# 786798
5.50%, 7/20/2053 47,808 48,152
Pool# MA9171
5.50%, 9/20/2053 43,021 42,967
Pool# MA9172
6.00%, 9/20/2053 63,340 64,823
Pool# MA9242
6.00%, 10/20/2053 99,630 101,948

30 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA9243
6.50%, 10/20/2053 13,689 14,211
Pool# MA9727
6.50%, 6/20/2054 21,001 21,831
Pool# MA9781
6.50%, 7/20/2054 1,482 1,531
Pool# MA9852
6.00%, 8/20/2054 51,957 52,891
Pool# MA9965
5.50%, 10/20/2054 345,641 344,059
Pool# MB0558
6.50%, 8/20/2055 8,306 8,577
Pool# MB0939
6.50%, 2/20/2056 8,819 9,121
Pool# MB1070
5.00%, 4/20/2056 128,014 123,945
Pool# MB1144
6.00%, 5/20/2056 129,300 131,536
GNMA TBA
4.50%, 8/15/2056 100,000 93,715
5.00%, 8/15/2056 350,000 338,615
5.50%, 8/15/2056 175,000 173,842
Total Mortgage-Backed Securities
(cost $38,981,533)
34,821,647
Municipal Bonds 0.5%
California 0.1%
Bay Area Toll Authority,
RB, Series S-3, 6.91%,
10/1/2050 25,000 27,030
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 50,000 51,531
Regents of the University of
California Medical Center,
RB, Series N, 3.01%,
5/15/2050 65,000 40,722
119,283
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 43,000 44,743
Illinois 0.1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 28,827
State of Illinois, GO, 5.10%,
6/1/2033 67,778 67,784
96,611
Louisiana 0.0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority, RB, 5.20%,
12/1/2039 60,000 59,479
Municipal Bonds
Principal
Amount ($) Value ($)
Nebraska 0.0%
†
University of Nebraska
Facilities Corp. (The), RB,
Series A, 3.04%, 10/1/2049 55,000 37,791
New Jersey 0.0%
†
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 37,000 38,208
New York 0.0%
†
New York City Municipal
Water Finance Authority,
RB, Series CC, 5.88%,
6/15/2044 25,000 24,304
Port Authority of New York
& New Jersey, RB, Series
159, 6.04%, 12/1/2029 25,000 26,175
50,479
Ohio 0.1%
JobsOhio Beverage System,
RB, Series 2013B, 4.53%,
1/1/2035 90,000 88,154
Texas 0.2%
Dallas Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 42,209
Dallas Independent School
District, GO, Series C,
6.45%, 2/15/2035 100,000 101,717
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 16,292
State of Texas, GO, Series A,
5.52%, 4/1/2039 46,865 46,600
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 25,000 25,236
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 11,862 11,999
Series A-2, 5.17%,
4/1/2041 15,000 14,896
258,949
Total Municipal Bonds
(cost $887,227)
793,697
Supranational 1.2%
African Development Bank,
4.38%, 3/14/2028 200,000 199,680
Asian Development Bank
4.50%, 8/25/2028 210,000 210,837
3.13%, 9/26/2028 75,000 73,223
3.75%, 8/28/2030 50,000 48,803
4.38%, 3/22/2035 25,000 24,473

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 31
Supranational
Principal
Amount ($) Value ($)
Asian Development Bank
Corp. Andina de Fomento,
5.00%, 1/24/2029 50,000 50,575
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029 150,000 149,192
European Investment Bank
4.50%, 10/16/2028 50,000 50,206
4.00%, 2/15/2029 50,000 49,592
3.75%, 11/15/2029 50,000 49,071
3.63%, 7/15/2030 80,000 77,790
3.75%, 2/14/2033 25,000 23,868
4.13%, 2/13/2034 100,000 96,912
Inter-American Development
Bank
1.13%, 1/13/2031 50,000 43,392
3.50%, 4/12/2033 11,000 10,318
4.38%, 7/16/2035 25,000 24,395
Inter-American Investment
Corp., 4.25%, 2/14/2029 80,000 79,716
International Bank for
Reconstruction &
Development
4.63%, 8/1/2028 210,000 211,330
4.13%, 3/20/2030 40,000 39,662
4.00%, 7/25/2030 50,000 49,295
4.00%, 1/10/2031 75,000 73,702
3.88%, 8/28/2034 75,000 71,190
4.38%, 8/27/2035 50,000 48,786
4.50%, 5/20/2036 25,000 24,561
Total Supranational
(cost $1,799,440)
1,780,569
U.S. Government Agency Securities 0.8%
FHLB, 5.50%, 7/15/2036 200,000 210,817
FHLMC
6.75%, 3/15/2031 200,000 219,035
6.25%, 7/15/2032(a) 165,000 180,007
FNMA
6.25%, 5/15/2029 100,000 104,985
7.25%, 5/15/2030 200,000 220,028
0.88%, 8/5/2030 80,000 69,680
Tennessee Valley Authority,
4.88%, 1/15/2048 100,000 92,163
Total U.S. Government Agency Securities
(cost $1,141,786)
1,096,715
U.S. Treasury Obligations 44.9%
U.S. Treasury Bonds
5.25%, 11/15/2028 100,000 102,086
4.50%, 2/15/2036 (a) 80,000 79,303
2.25%, 5/15/2041 173,000 121,472
1.75%, 8/15/2041 68,000 43,812
3.75%, 8/15/2041 150,000 128,707
2.00%, 11/15/2041 210,000 139,732
3.13%, 11/15/2041 70,000 55,100
3.13%, 2/15/2042 80,000 62,644
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.25%, 5/15/2042 300,000 237,633
2.75%, 8/15/2042 140,000 102,736
3.38%, 8/15/2042 (a) 300,000 240,691
2.75%, 11/15/2042 250,000 182,500
4.00%, 11/15/2042 200,000 173,656
3.13%, 2/15/2043 242,000 185,877
3.88%, 2/15/2043 649,000 552,791
2.88%, 5/15/2043 492,000 362,485
3.88%, 5/15/2043 400,000 339,813
3.63%, 8/15/2043 500,000 409,082
4.38%, 8/15/2043 200,000 180,797
3.75%, 11/15/2043 250,000 207,490
4.75%, 11/15/2043 200,000 189,117
3.63%, 2/15/2044 300,000 243,973
4.50%, 2/15/2044 190,000 173,835
4.63%, 5/15/2044 150,000 139,236
3.13%, 8/15/2044 220,000 164,974
4.13%, 8/15/2044 269,000 233,578
3.00%, 11/15/2044 260,000 190,389
4.63%, 11/15/2044 250,000 231,426
4.75%, 2/15/2045 247,000 232,141
3.00%, 5/15/2045 200,000 145,547
5.00%, 5/15/2045 200,000 193,758
4.88%, 8/15/2045 144,000 137,228
4.63%, 11/15/2045 124,000 114,313
2.50%, 2/15/2046 260,000 171,224
4.63%, 2/15/2046 70,000 64,488
5.00%, 5/15/2046 210,000 203,142
2.25%, 8/15/2046 300,000 186,680
3.13%, 5/15/2048 200,000 143,281
3.00%, 8/15/2048 350,000 244,398
2.88%, 5/15/2049 12,000 8,115
2.25%, 8/15/2049 300,000 177,199
2.38%, 11/15/2049 (a) 350,000 211,859
2.00%, 2/15/2050 260,000 143,752
1.25%, 5/15/2050 270,000 121,395
1.88%, 2/15/2051 550,000 289,588
2.38%, 5/15/2051 664,000 394,043
2.00%, 8/15/2051 700,000 377,426
1.88%, 11/15/2051 205,000 106,576
2.25%, 2/15/2052 80,000 45,637
3.00%, 8/15/2052 600,000 403,969
3.63%, 2/15/2053 489,000 371,927
3.63%, 5/15/2053 510,000 387,480
4.75%, 11/15/2053 405,000 373,201
4.25%, 2/15/2054 600,000 509,438
4.63%, 5/15/2054 500,000 452,207
4.25%, 8/15/2054 224,000 190,216
4.50%, 11/15/2054 460,000 407,477
4.63%, 2/15/2055 421,000 380,742
4.75%, 5/15/2055 326,000 300,951
4.75%, 8/15/2055 414,000 382,287
4.63%, 11/15/2055 235,000 212,675
4.75%, 2/15/2056 (a) 321,000 296,624
5.00%, 5/15/2056 291,000 279,906
U.S. Treasury Notes
0.50%, 8/31/2027 500,000 480,801
3.13%, 8/31/2027 556,000 549,832
3.38%, 9/15/2027 268,000 265,645
0.38%, 9/30/2027 500,000 478,633
3.88%, 10/15/2027 500,000 498,066
0.50%, 10/31/2027 500,000 477,773

32 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.50%, 10/31/2027 (a) 1,334,000 1,322,432
2.25%, 11/15/2027 (a) 870,000 848,726
4.13%, 11/15/2027 800,000 798,969
0.63%, 11/30/2027 250,000 238,525
3.38%, 11/30/2027 105,000 103,856
3.88%, 11/30/2027 (a) 430,000 428,035
0.63%, 12/31/2027 500,000 475,508
3.38%, 12/31/2027 298,000 294,485
3.88%, 12/31/2027 800,000 796,000
4.25%, 1/15/2028 758,000 758,030
0.75%, 1/31/2028 500,000 474,922
3.50%, 1/31/2028 (a) 1,104,000 1,092,054
2.75%, 2/15/2028 800,000 782,250
4.25%, 2/15/2028 201,000 200,984
1.13%, 2/29/2028 700,000 666,941
4.00%, 2/29/2028 300,000 298,840
3.88%, 3/15/2028 631,000 627,303
1.25%, 3/31/2028 500,000 476,113
3.63%, 3/31/2028 600,000 593,906
3.75%, 4/15/2028 (a) 284,000 281,604
3.50%, 4/30/2028 417,000 411,641
3.63%, 5/31/2028 350,000 346,049
1.00%, 7/31/2028 200,000 187,578
1.13%, 8/31/2028 370,000 346,947
4.38%, 8/31/2028 (a) 400,000 400,703
1.25%, 9/30/2028 500,000 468,809
1.38%, 10/31/2028 500,000 468,945
4.88%, 10/31/2028 300,000 303,598
1.50%, 11/30/2028 212,000 198,932
3.75%, 12/31/2028 300,000 296,156
4.00%, 1/31/2029 400,000 396,969
2.63%, 2/15/2029 457,000 438,595
3.50%, 2/15/2029 610,000 598,014
2.38%, 3/31/2029 400,000 380,531
2.88%, 4/30/2029 350,000 336,998
4.63%, 4/30/2029 400,000 403,047
2.38%, 5/15/2029 100,000 94,941
2.75%, 5/31/2029 300,000 287,520
4.50%, 5/31/2029 500,000 502,188
3.25%, 6/30/2029 400,000 388,219
4.25%, 6/30/2029 600,000 598,523
2.63%, 7/31/2029 300,000 285,727
4.00%, 7/31/2029 600,000 594,375
3.13%, 8/31/2029 400,000 386,125
3.50%, 9/30/2029 611,000 595,844
3.88%, 9/30/2029 300,000 295,852
4.13%, 10/31/2029 211,000 209,525
3.88%, 11/30/2029 250,000 246,260
4.13%, 11/30/2029 250,000 248,193
4.38%, 12/31/2029 483,000 483,094
1.50%, 2/15/2030 700,000 634,813
3.63%, 3/31/2030 100,000 97,461
3.50%, 4/30/2030 50,000 48,482
3.88%, 4/30/2030 635,000 623,962
0.63%, 5/15/2030 700,000 609,082
3.75%, 5/31/2030 300,000 293,320
4.00%, 5/31/2030 (a) 575,000 567,184
3.88%, 6/30/2030 560,000 549,631
3.88%, 7/31/2030 280,000 274,706
4.00%, 7/31/2030 550,000 542,094
0.63%, 8/15/2030 220,000 189,604
4.13%, 8/31/2030 400,000 395,828
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.63%, 9/30/2030 500,000 504,160
3.63%, 10/31/2030 416,000 403,520
4.88%, 10/31/2030 99,000 100,760
0.88%, 11/15/2030 800,000 690,781
3.50%, 11/30/2030 669,000 645,115
4.38%, 11/30/2030 200,000 199,664
3.63%, 12/31/2030 270,000 261,541
3.75%, 12/31/2030 400,000 389,422
1.13%, 2/15/2031 800,000 693,281
3.88%, 3/31/2031 597,000 583,381
4.13%, 3/31/2031 500,000 493,770
3.88%, 4/30/2031 661,000 645,663
4.63%, 4/30/2031 400,000 403,391
4.63%, 5/31/2031 440,000 443,592
4.13%, 6/30/2031 407,000 401,595
4.25%, 6/30/2031 400,000 396,750
4.13%, 7/31/2031 500,000 493,047
3.75%, 8/31/2031 400,000 387,484
3.63%, 9/30/2031 500,000 481,211
4.13%, 10/31/2031 460,000 452,992
1.38%, 11/15/2031 250,000 213,936
4.38%, 1/31/2032 263,000 261,808
1.88%, 2/15/2032 430,000 375,561
4.13%, 2/29/2032 352,000 346,046
4.13%, 3/31/2032 365,000 358,541
4.00%, 4/30/2032 287,000 280,038
2.88%, 5/15/2032 640,000 587,725
4.13%, 5/31/2032 329,000 322,921
4.00%, 6/30/2032 336,000 327,443
4.00%, 7/31/2032 210,000 204,488
3.88%, 8/31/2032 358,000 346,043
3.88%, 9/30/2032 251,000 242,460
4.13%, 11/15/2032 500,000 489,219
3.75%, 11/30/2032 400,000 383,047
4.00%, 1/31/2033 256,000 248,300
3.50%, 2/15/2033 383,000 360,618
3.75%, 2/28/2033 327,000 312,489
4.25%, 3/31/2033 244,000 239,863
4.13%, 4/30/2033 223,000 217,477
3.38%, 5/15/2033 157,000 146,261
3.88%, 8/15/2033 900,000 862,594
4.50%, 11/15/2033 777,000 772,963
4.00%, 2/15/2034 477,000 458,814
3.88%, 8/15/2034 223,000 211,737
4.25%, 11/15/2034 1,000,000 972,773
4.63%, 2/15/2035 988,000 985,530
4.25%, 5/15/2035 512,000 496,460
4.25%, 8/15/2035 617,000 597,405
4.00%, 11/15/2035 752,000 712,873
4.13%, 2/15/2036 (a) 1,010,000 965,181
4.38%, 5/15/2036 (a) 180,000 175,275
Total U.S. Treasury Obligations
(cost $71,447,384)
67,019,132

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 33
Short-Term Investments 0.0%
†
Shares Value ($)
Money Market Funds 0.0%
†
BlackRock Liquidity FedFund,
Institutional Shares,
3.56%(f)(g) 17,490 17,490
Invesco Government
& Agency Portfolio,
Institutional Shares,
3.64%(f)(g) 17,490 17,490
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.59%(f)(g) 17,490 17,490
Total Short-Term Investments
(cost $52,470)
52,470
Repurchase Agreements 0.4%
Principal
Amount ($)
CF Secured, LLC
3.63%, dated 7/31/2026,
due 8/3/2026, repurchase
price $611,601,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056;
total market value
$623,833. (g) 611,416 611,416
Santander US Capital
Markets
3.64%, dated 7/31/2026,
due 8/3/2026, repurchase
price $10,003,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.12% - 4.38%, maturing
1/31/2027 - 4/30/2033;
total market value
$10,203. (g) 10,000 10,000
Total Repurchase Agreements
(cost $621,416)
621,416
Total Investments
(cost $160,026,953) — 99.3%
148,071,927
Other assets in excess of
liabilities — 0.7% 1,095,937
NET ASSETS — 100.0%
$ 149,167,864
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2026. The total value of securities on loan as of
July 31, 2026 was $9,180,149, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $52,470 and $621,416,
respectively, and by $8,835,201 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% - 4.88%, and maturity dates ranging from
8/13/2026 - 2/15/2056, a total value of $9,509,087.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2026 was
$243,249 which represents 0.16% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2026.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2026.
(e) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2026.
(f) Represents 7-day effective yield as of July 31, 2026.
(g) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of July 31, 2026 was $673,886.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities

34 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Bond Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Bond Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 35
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 725,994 $ – $ 725,994
Commercial Mortgage-Backed Securities – 2,277,389 – 2,277,389
Corporate Bonds – 36,167,456 – 36,167,456
Foreign Government Securities – 2,715,442 – 2,715,442
Mortgage-Backed Securities – 34,821,647 – 34,821,647
Municipal Bonds – 793,697 – 793,697
Repurchase Agreements – 621,416 – 621,416
Short-Term Investments 52,470 – – 52,470
Supranational – 1,780,569 – 1,780,569
U.S. Government Agency Securities – 1,096,715 – 1,096,715
U.S. Treasury Obligations – 67,019,132 – 67,019,132
Total $ 52,470 $ 148,019,457 $ – $ 148,071,927
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

36 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks 99.0%
Shares Value ($)
AUSTRALIA 7.3%
Banks 2.1%
ANZ Group Holdings Ltd. 123,637 3,234,744
Commonwealth Bank of
Australia 68,449 8,512,171
National Australia Bank Ltd. 125,655 3,657,204
Westpac Banking Corp. 140,204 3,717,356
19,121,475
Biotechnology 0.2%
CSL Ltd. 19,695 1,706,216
Broadline Retail 0.3%
Wesfarmers Ltd. 46,293 2,904,796
Capital Markets 0.3%
ASX Ltd.(a) 8,171 315,549
Macquarie Group Ltd. 14,986 2,669,951
2,985,500
Commercial Services & Supplies 0.1%
Brambles Ltd. 54,074 743,543
Consumer Staples Distribution & Retail 0.3%
Coles Group Ltd. 54,432 921,167
Woolworths Group Ltd. 49,316 1,380,863
2,302,030
Diversified REITs 0.0%
†
Stockland 98,811 297,211
Diversified Telecommunication Services 0.1%
Telstra Group Ltd. 162,661 574,426
Electric Utilities 0.1%
Origin Energy Ltd. 71,362 539,717
Financial Services 0.1%
Washington H Soul Pattinson
& Co. Ltd.(a) 14,285 464,969
Gas Utilities 0.0%
†
APA Group 50,141 359,129
Health Care Equipment & Supplies 0.0%
†
Cochlear Ltd. 3,056 257,656
Health Care Providers & Services 0.1%
Sigma Healthcare Ltd.(a) 208,904 432,462
Sonic Healthcare Ltd. 18,831 289,590
722,052
Health Care Technology 0.0%
†
Pro Medicus Ltd. 2,373 268,420
Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd. 22,315 1,007,772
Lottery Corp. Ltd. (The) 91,319 360,072
1,367,844
Industrial REITs 0.2%
Goodman Group 82,548 1,733,108
Insurance 0.3%
Insurance Australia Group
Ltd. 91,650 546,803
Medibank Pvt Ltd. 111,863 406,751
QBE Insurance Group Ltd. 61,484 1,069,889
Suncorp Group Ltd. 42,954 580,008
2,603,451
Interactive Media & Services 0.1%
CAR Group Ltd. 15,106 276,635
REA Group Ltd. 2,209 250,112
526,747
Common Stocks
Shares Value ($)
AUSTRALIA
Metals & Mining 2.3%
BHP Group Ltd. 208,674 8,790,243
Evolution Mining Ltd. 84,704 667,374
Fortescue Ltd. 65,737 857,766
Glencore plc 384,409 2,810,482
Lynas Rare Earths Ltd.*(a) 37,539 368,749
Northern Star Resources Ltd. 55,956 780,138
PLS Group Ltd.*(a) 128,296 372,590
Rio Tinto Ltd.(a) 15,320 1,842,752
Rio Tinto plc 43,498 4,262,771
South32 Ltd. 175,680 557,305
21,310,170
Oil, Gas & Consumable Fuels 0.3%
Santos Ltd. 134,265 744,200
Woodside Energy Group Ltd. 76,747 1,791,898
2,536,098
Passenger Airlines 0.0%
†
Qantas Airways Ltd. 29,151 202,880
Professional Services 0.1%
Computershare Ltd. 20,904 602,719
Retail REITs 0.1%
Scentre Group 217,307 598,556
Vicinity Ltd. 168,661 317,422
915,978
Software 0.0%
†
WiseTech Global Ltd. 8,266 210,577
Trading Companies & Distributors 0.0%
†
SGH Ltd. 8,051 249,639
Transportation Infrastructure 0.1%
Transurban Group 125,744 1,307,917
66,814,268
AUSTRIA 0.4%
Banks 0.3%
BAWAG Group AG Reg. S(b) 3,103 624,882
Erste Group Bank AG 12,429 1,611,384
Raiffeisen Bank International
AG 5,391 370,110
2,606,376
Electric Utilities 0.0%
†
Verbund AG 3,232 221,831
Oil, Gas & Consumable Fuels 0.1%
OMV AG 6,114 447,328
3,275,535
BELGIUM 0.9%
Banks 0.2%
KBC Group NV 9,609 1,385,010
Beverages 0.4%
Anheuser-Busch InBev SA/
NV 36,692 3,172,818
Chemicals 0.0%
†
Syensqo SA(a) 3,138 278,386
Distributors 0.0%
†
D'ieteren Group(a) 828 171,633
Electric Utilities 0.0%
†
Elia Group SA/NV 1,781 255,622

Nationwide International Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
BELGIUM
Financial Services 0.0%
†
Groupe Bruxelles Lambert
NV 3,114 282,219
Sofina SA(a) 564 160,085
442,304
Food Products 0.0%
†
Lotus Bakeries NV 18 231,454
Insurance 0.1%
Ageas SA/NV 6,056 501,697
Pharmaceuticals 0.2%
Financiere de Tubize SA(a) 821 183,835
UCB SA 4,936 1,271,004
1,454,839
7,893,763
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 7,044 331,735
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 14,403 713,258
CHINA 0.5%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 153,100 1,020,228
Broadline Retail 0.3%
Prosus NV 53,203 2,456,521
Food Products 0.0%
†
Wilmar International Ltd. 62,158 190,596
Machinery 0.1%
Yangzijiang Shipbuilding
Holdings Ltd. 97,600 298,704
Marine Transportation 0.0%
†
SITC International Holdings
Co. Ltd. 56,000 282,242
4,248,291
CZECH REPUBLIC 0.0%
†
Aerospace & Defense 0.0%
†
CSG NV*(a) 5,335 101,585
DENMARK 1.6%
Air Freight & Logistics 0.2%
DSV A/S 7,933 1,716,209
Banks 0.2%
Danske Bank A/S 25,884 1,489,766
Beverages 0.1%
Carlsberg A/S, Class B 3,986 586,547
Biotechnology 0.1%
Genmab A/S* 2,459 708,410
Building Products 0.0%
†
ROCKWOOL A/S, Class B 3,800 121,163
Chemicals 0.1%
Novonesis Novozymes B,
Class B 13,816 899,529
Electrical Equipment 0.1%
Vestas Wind Systems A/S 39,039 1,050,260
Common Stocks
Shares Value ($)
DENMARK
Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B 5,047 333,522
Demant A/S* 3,239 140,377
473,899
Independent Power and Renewable Electricity Producers
0.0%
†
Orsted A/S Reg. S*(b) 19,103 426,573
Insurance 0.0%
†
Tryg A/S 13,567 323,905
Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B 132,178 6,227,896
Textiles, Apparel & Luxury Goods 0.0%
†
Pandora A/S 3,136 394,409
14,418,566
FINLAND 1.1%
Banks 0.3%
Nordea Bank Abp 124,761 2,519,787
Communications Equipment 0.2%
Nokia OYJ 207,604 1,899,155
Consumer Staples Distribution & Retail 0.0%
†
Kesko OYJ, Class B 11,829 295,543
Diversified Telecommunication Services 0.0%
†
Elisa OYJ 5,169 208,825
Electric Utilities 0.1%
Fortum OYJ 18,939 430,152
Insurance 0.1%
Sampo OYJ, Class A 96,187 1,067,746
Machinery 0.2%
Kone OYJ, Class B 13,963 806,993
Metso Oyj 25,633 477,558
Wartsila OYJ Abp 20,250 686,961
1,971,512
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 17,208 611,768
Paper & Forest Products 0.1%
Stora Enso OYJ, Class R(a) 22,390 256,812
UPM- Kymmene OYJ 22,280 608,693
865,505
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 4,256 400,355
10,270,348
FRANCE 8.2%
Aerospace & Defense 1.4%
Airbus SE 24,324 5,686,236
Dassault Aviation SA 672 231,352
Safran SA 14,117 5,528,244
Thales SA 3,757 1,066,488
12,512,320
Automobile Components 0.1%
Cie Generale des
Etablissements Michelin
SCA 25,340 1,023,395
Automobiles 0.0%
†
Renault SA 7,383 232,481

38 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Banks 0.9%
BNP Paribas SA 40,619 5,149,473
Credit Agricole SA 37,428 833,304
Societe Generale SA 26,135 2,454,123
8,436,900
Beverages 0.1%
Pernod Ricard SA 8,374 657,853
Biotechnology 0.0%
†
Abivax SA* 2,501 310,765
Building Products 0.2%
Cie de Saint-Gobain SA 17,978 1,689,547
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 2,300 250,586
Chemicals 0.6%
Air Liquide SA 26,170 5,153,894
Construction & Engineering 0.4%
Bouygues SA 8,930 502,951
Eiffage SA 2,680 381,614
Vinci SA 19,206 2,719,209
3,603,774
Consumer Staples Distribution & Retail 0.0%
†
Carrefour SA 22,802 419,109
Diversified REITs 0.0%
†
Covivio SA 1,964 119,998
Diversified Telecommunication Services 0.2%
Orange SA 75,170 1,436,562
Electrical Equipment 0.2%
Legrand SA 10,587 1,597,985
Food Products 0.2%
Danone SA 26,132 2,035,644
Ground Transportation 0.0%
†
Ayvens SA Reg. S(b) 14,217 190,958
Health Care Equipment & Supplies 0.3%
BioMerieux 1,452 115,875
EssilorLuxottica SA 12,379 2,353,139
2,469,014
Hotels, Restaurants & Leisure 0.1%
Accor SA 7,642 396,687
Sodexo SA 3,264 214,946
611,633
Insurance 0.4%
AXA SA 64,649 3,353,815
IT Services 0.1%
Capgemini SE 6,311 751,453
Life Sciences Tools & Services 0.0%
†
Sartorius Stedim Biotech 1,129 218,941
Machinery 0.0%
†
Alstom SA* 15,002 278,824
Media 0.1%
Publicis Groupe SA 9,305 990,720
Multi-Utilities 0.4%
Engie SA 72,252 2,259,412
Veolia Environnement SA 24,923 993,565
3,252,977
Common Stocks
Shares Value ($)
FRANCE
Office REITs 0.0%
†
Gecina SA 1,804 156,071
Oil, Gas & Consumable Fuels 0.8%
Bollore SE 28,719 128,260
TotalEnergies SE 80,658 7,164,135
7,292,395
Personal Care Products 0.5%
L'Oreal SA 9,886 4,407,346
Pharmaceuticals 0.0%
†
Ipsen SA 1,433 276,578
Professional Services 0.0%
†
Bureau Veritas SA 12,795 408,582
Retail REITs 0.1%
Klepierre SA 8,550 388,081
Unibail -Rodamco-Westfield 4,349 528,767
916,848
Software 0.1%
Dassault Systemes SE 27,163 632,186
Textiles, Apparel & Luxury Goods 0.9%
Hermes International SCA 1,066 1,887,211
Kering SA 3,008 998,487
LVMH Moet Hennessy Louis
Vuitton SE 10,175 5,579,432
8,465,130
Trading Companies & Distributors 0.0%
†
Rexel SA 8,811 364,657
Transportation Infrastructure 0.1%
Aeroports de Paris SA(a) 1,427 198,666
Getlink SE 10,798 230,282
428,948
74,947,889
GERMANY 8.7%
Aerospace & Defense 0.4%
Hensoldt AG 2,660 244,642
MTU Aero Engines AG 2,216 925,741
Rheinmetall AG 1,923 2,529,559
3,699,942
Air Freight & Logistics 0.3%
Deutsche Post AG 37,907 2,523,640
Automobile Components 0.1%
Continental AG 4,620 382,817
Automobiles 0.4%
Bayerische Motoren Werke
AG 13,168 901,444
Dr Ing hc F Porsche AG
(Preference) Reg. S(a) 4,415 215,702
Mercedes-Benz Group AG 29,154 1,572,445
Porsche Automobil Holding
SE (Preference) 6,500 215,510
Volkswagen AG (Preference) 8,277 713,297
3,618,398
Banks 0.1%
Commerzbank AG 26,836 1,167,045
Capital Markets 0.6%
Deutsche Bank AG
(Registered) 74,673 2,744,771
Deutsche Boerse AG 7,439 2,250,045
4,994,816

Nationwide International Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
GERMANY
Chemicals 0.3%
BASF SE 36,808 2,139,858
Evonik Industries AG 10,245 207,261
Symrise AG, Class A 5,584 574,080
2,921,199
Construction & Engineering 0.0%
†
Hochtief AG 637 325,499
Construction Materials 0.1%
Heidelberg Materials AG 5,402 1,004,213
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 140,646 4,342,201
Electrical Equipment 0.6%
Siemens Energy AG 31,756 5,399,390
Entertainment 0.0%
†
CTS Eventim AG & Co.
KGaA 2,409 162,669
Health Care Equipment & Supplies 0.1%
Siemens Healthineers AG
Reg. S(b) 13,048 554,113
Health Care Providers & Services 0.2%
Fresenius Medical Care AG 7,864 403,257
Fresenius SE & Co. KGaA 17,119 879,489
1,282,746
Household Products 0.1%
Henkel AG & Co. KGaA 3,699 303,421
Henkel AG & Co. KGaA
(Preference) 6,133 535,150
838,571
Independent Power and Renewable Electricity Producers
0.2%
RWE AG 26,610 1,754,813
Industrial Conglomerates 1.1%
Siemens AG (Registered) 30,345 9,892,097
Insurance 1.3%
Allianz SE (Registered) 15,557 7,764,863
Hannover Rueck SE 2,538 733,816
Muenchener
Rueckversicherungs -
Gesellschaft AG in
Muenchen (Registered) 5,330 3,211,460
Talanx AG 2,440 324,641
12,034,780
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 2,587 221,911
Life Sciences Tools & Services 0.0%
†
Sartorius AG (Preference) 969 243,857
Machinery 0.2%
Daimler Truck Holding AG 18,707 1,056,262
GEA Group AG 6,168 438,458
Knorr-Bremse AG 2,806 333,038
Rational AG 187 145,463
1,973,221
Multi-Utilities 0.2%
E.ON SE 92,694 2,001,650
Common Stocks
Shares Value ($)
GERMANY
Passenger Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered) 24,950 260,490
Personal Care Products 0.0%
†
Beiersdorf AG(a) 3,735 347,864
Pharmaceuticals 0.4%
Bayer AG (Registered) 39,847 2,208,336
Merck KGaA 5,416 894,830
3,103,166
Real Estate Management & Development 0.1%
Vonovia SE 28,891 701,357
Semiconductors & Semiconductor Equipment 0.4%
Infineon Technologies AG 53,245 3,795,601
Software 0.9%
Nemetschek SE 2,473 165,649
SAP SE 42,861 7,781,662
7,947,311
Specialty Retail 0.0%
†
Zalando SE Reg. S*(b) 9,273 302,025
Textiles, Apparel & Luxury Goods 0.1%
adidas AG 6,660 1,225,361
Trading Companies & Distributors 0.0%
†
Brenntag SE 4,802 338,583
79,361,346
GUATEMALA 0.0%
†
Wireless Telecommunication Services 0.0%
†
Millicom International Cellular
SA 3,778 360,723
HONG KONG 1.7%
Capital Markets 0.3%
Futu Holdings Ltd., ADR 2,254 236,941
Hong Kong Exchanges &
Clearing Ltd. 46,900 2,444,606
2,681,547
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 132,420 224,128
Electric Utilities 0.1%
CK Infrastructure Holdings
Ltd. 28,500 227,617
CLP Holdings Ltd. 68,000 677,378
Power Assets Holdings Ltd. 53,800 405,248
1,310,243
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 333,743 359,932
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 457,565 410,389
Ground Transportation 0.0%
†
MTR Corp. Ltd.(a) 68,214 288,270
Industrial Conglomerates 0.0%
†
Swire Pacific Ltd., Class A 14,000 177,794
Insurance 0.7%
AIA Group Ltd. 430,200 4,356,570
Prudential plc 102,779 1,543,359
5,899,929

40 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Machinery 0.1%
Techtronic Industries Co. Ltd. 58,000 979,195
Real Estate Management & Development 0.3%
CK Asset Holdings Ltd. 71,386 435,934
Henderson Land
Development Co. Ltd.(a) 58,352 211,639
Hongkong Land Holdings
Ltd. 42,800 347,741
Sino Land Co. Ltd. 142,200 194,194
Sun Hung Kai Properties Ltd. 52,700 829,136
Wharf Real Estate
Investment Co. Ltd. 69,270 235,056
2,253,700
Retail REITs 0.1%
Link REIT 105,101 524,621
15,109,748
INDONESIA 0.1%
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 7,000 463,954
IRELAND 0.4%
Banks 0.2%
AIB Group plc 84,000 994,809
Bank of Ireland Group plc 38,687 808,597
1,803,406
Building Products 0.0%
†
Kingspan Group plc 6,420 595,421
Food Products 0.1%
Kerry Group plc, Class A 6,221 596,184
Trading Companies & Distributors 0.1%
AerCap Holdings NV 6,793 1,025,064
4,020,075
ISRAEL 1.1%
Aerospace & Defense 0.1%
Elbit Systems Ltd. 1,162 937,567
Banks 0.4%
Bank Hapoalim BM 48,916 1,190,212
Bank Leumi Le-Israel BM 59,835 1,417,899
Israel Discount Bank Ltd.,
Class A 47,553 497,106
Mizrahi Tefahot Bank Ltd. 6,279 468,019
3,573,236
Chemicals 0.0%
†
ICL Group Ltd. 31,608 162,485
Independent Power and Renewable Electricity Producers
0.1%
Enlight Renewable Energy
Ltd.* 5,902 507,978
OPC Energy Ltd.* 7,419 233,091
741,069
Insurance 0.1%
Harel Insurance Investments
& Financial Services Ltd.
(a) 5,069 291,708
Phoenix Financial Ltd. 10,026 564,736
856,444
Common Stocks
Shares Value ($)
ISRAEL
Pharmaceuticals 0.2%
Teva Pharmaceutical
Industries Ltd., ADR* 47,272 1,654,993
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 1,847 246,540
Semiconductors & Semiconductor Equipment 0.2%
Nova Ltd.* 1,298 521,516
Tower Semiconductor Ltd.* 4,543 1,008,375
1,529,891
Software 0.0%
†
Check Point Software
Technologies Ltd.* 3,295 418,893
10,121,118
ITALY 3.3%
Aerospace & Defense 0.1%
Leonardo SpA 16,564 1,054,971
Automobiles 0.2%
Ferrari NV 4,966 1,950,614
Banks 1.4%
Banca Monte dei Paschi di
Siena SpA 76,097 1,017,577
Banco BPM SpA 46,038 839,335
BPER Banca SpA 64,696 1,052,538
FinecoBank Banca Fineco
SpA 25,157 689,146
Intesa Sanpaolo SpA 574,652 4,345,279
UniCredit SpA 55,598 5,252,194
13,196,069
Beverages 0.1%
Coca-Cola HBC AG 8,369 565,303
Davide Campari-Milano
NV(a) 23,347 158,482
723,785
Diversified Telecommunication Services 0.1%
Telecom Italia SpA *(a) 71,562 607,256
Electric Utilities 0.5%
Enel SpA 314,169 3,549,832
Terna - Rete Elettrica
Nazionale(a) 54,528 627,423
4,177,255
Electrical Equipment 0.2%
Prysmian SpA 11,621 1,608,527
Financial Services 0.1%
Banca Mediolanum SpA 9,718 260,289
Poste Italiane SpA (a) 18,420 557,251
817,540
Gas Utilities 0.1%
Italgas SpA 24,562 253,478
Snam SpA 79,686 540,434
793,912
Insurance 0.2%
Generali(a) 33,498 1,698,990
Unipol Assicurazioni SpA (a) 14,753 461,570
2,160,560
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 73,933 2,056,189
Passenger Airlines 0.0%
†
Ryanair Holdings plc 17,217 491,777

Nationwide International Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
ITALY
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 4,078 242,986
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 9,069 514,478
30,395,919
IVORY COAST 0.1%
Metals & Mining 0.1%
Endeavour Mining plc 8,712 415,094
JAPAN 22.9%
Automobile Components 0.4%
Aisin Corp. 17,800 248,103
Bridgestone Corp. 43,400 1,083,148
Denso Corp. 66,800 822,706
Sumitomo Electric Industries
Ltd. 118,000 1,711,000
3,864,957
Automobiles 1.2%
Honda Motor Co. Ltd. 149,200 1,508,325
Isuzu Motors Ltd. 21,400 322,631
Nissan Motor Co. Ltd.*(a) 91,400 193,552
Subaru Corp.(a) 20,700 349,480
Suzuki Motor Corp. 65,100 855,254
Toyota Motor Corp. 388,300 7,377,362
Yamaha Motor Co. Ltd.(a) 37,800 319,390
10,925,994
Banks 2.8%
Chiba Bank Ltd. (The)(a) 21,800 356,297
Japan Post Bank Co. Ltd. 72,200 1,396,718
Mitsubishi UFJ Financial
Group, Inc. 437,584 9,810,384
Mizuho Financial Group, Inc. 97,051 5,024,800
Resona Holdings, Inc. 84,501 1,158,087
Sumitomo Mitsui Financial
Group, Inc. 149,115 6,401,050
Sumitomo Mitsui Trust
Group, Inc. 105,008 1,093,777
Yokohama Financial Group,
Inc. 40,600 464,533
25,705,646
Beverages 0.1%
Asahi Group Holdings Ltd.(a) 58,200 609,524
Kirin Holdings Co. Ltd. 31,100 576,463
Suntory Beverage & Food
Ltd.(a) 5,500 158,839
1,344,826
Broadline Retail 0.1%
Pan Pacific International
Holdings Corp. 77,000 437,418
Rakuten Group, Inc.* 60,600 315,234
Ryohin Keikaku Co. Ltd. 21,300 559,714
1,312,366
Building Products 0.2%
AGC, Inc. 7,520 283,233
Daikin Industries Ltd.(a) 10,600 1,536,473
1,819,706
Capital Markets 0.3%
Daiwa Securities Group, Inc. 54,000 607,597
Japan Exchange Group, Inc. 40,900 557,400
Nomura Holdings, Inc. 122,900 1,185,097
Common Stocks
Shares Value ($)
JAPAN
Capital Markets
SBI Holdings, Inc. 21,940 419,737
2,769,831
Chemicals 0.6%
Asahi Kasei Corp. 50,300 542,215
Mitsubishi Chemical Group
Corp. 47,900 352,484
Nippon Paint Holdings Co.
Ltd. 37,900 286,373
Nippon Sanso Holdings
Corp. 7,500 272,930
Nitto Denko Corp. 28,150 586,147
Resonac Holdings Corp. 7,200 600,774
Shin-Etsu Chemical Co. Ltd. 67,100 2,409,007
Toray Industries, Inc. 53,200 382,940
5,432,870
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd. 15,100 274,966
Secom Co. Ltd. 16,800 722,540
TOPPAN Holdings, Inc. 9,300 263,076
1,260,582
Construction & Engineering 0.2%
Kajima Corp. 16,700 558,963
Obayashi Corp. 25,300 497,999
Shimizu Corp. 20,200 298,948
Taisei Corp. 5,700 463,294
1,819,204
Consumer Staples Distribution & Retail 0.2%
Aeon Co. Ltd.(a) 86,600 743,411
Seven & i Holdings Co. Ltd. 78,100 1,035,291
1,778,702
Diversified Telecommunication Services 0.1%
NTT, Inc. 1,254,900 1,202,314
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 26,100 453,723
Kansai Electric Power Co.,
Inc. (The)(a) 37,800 580,507
1,034,230
Electrical Equipment 0.7%
Fuji Electric Co. Ltd. 5,840 511,993
Fujikura Ltd. 62,400 1,594,548
Furukawa Electric Co. Ltd. 27,000 515,826
Mitsubishi Electric Corp. 77,200 2,814,055
Nidec Corp.* 33,600 538,719
5,975,141
Electronic Equipment, Instruments & Components 1.2%
Ibiden Co. Ltd.(a) 9,700 974,225
Keyence Corp. 7,672 3,855,341
Kyocera Corp. 48,300 1,102,846
Murata Manufacturing Co.
Ltd. 66,700 3,111,709
TDK Corp. 77,000 1,510,949
Yokogawa Electric Corp. 8,500 303,547
10,858,617
Entertainment 0.4%
Capcom Co. Ltd. 11,100 276,678
Konami Group Corp. 4,100 529,048
Nexon Co. Ltd.(a) 11,600 179,056
Nintendo Co. Ltd. 44,600 2,133,163

42 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Entertainment
Toho Co. Ltd. 20,500 196,281
3,314,226
Financial Services 0.2%
Mitsubishi HC Capital, Inc. 38,900 360,470
ORIX Corp. 45,300 1,824,542
2,185,012
Food Products 0.2%
Ajinomoto Co., Inc. 35,200 1,084,351
Kikkoman Corp.(a) 26,500 273,522
1,357,873
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 13,980 483,671
Tokyo Gas Co. Ltd. 11,980 468,628
952,299
Ground Transportation 0.3%
Central Japan Railway Co. 30,200 752,304
East Japan Railway Co. 38,970 904,391
Hankyu Hanshin Holdings,
Inc.(a) 8,900 263,783
Seibu Holdings, Inc. 8,600 192,164
West Japan Railway Co. 16,200 304,911
2,417,553
Health Care Equipment & Supplies 0.4%
Hoya Corp. 14,000 2,146,124
Olympus Corp. 42,200 480,836
Terumo Corp. 56,100 815,995
3,442,955
Hotels, Restaurants & Leisure 0.1%
Oriental Land Co. Ltd.(a) 43,000 855,399
Zensho Holdings Co. Ltd.(a) 4,200 263,486
1,118,885
Household Durables 1.0%
Panasonic Holdings Corp. 96,302 2,543,094
Sekisui House Ltd.(a) 23,000 504,463
Sony Group Corp. 239,400 5,607,019
8,654,576
Household Products 0.0%
†
Unicharm Corp.(a) 45,100 285,025
Industrial Conglomerates 0.7%
Hikari Tsushin, Inc.(a) 800 196,704
Hitachi Ltd. 181,300 6,017,280
6,213,984
Insurance 1.1%
Daiichi Life Group, Inc. 141,900 1,701,035
Japan Post Holdings Co. Ltd. 69,500 1,036,939
Japan Post Insurance Co.
Ltd. 21,900 244,195
MS&AD Insurance Group
Holdings, Inc. 47,965 1,485,857
Sompo Holdings, Inc. 33,775 1,502,199
T&D Holdings, Inc. 18,000 572,573
Tokio Marine Holdings, Inc. 73,100 3,731,087
10,273,885
Interactive Media & Services 0.0%
†
LY Corp. 99,400 279,358
IT Services 0.5%
Fujitsu Ltd. 69,100 1,600,120
NEC Corp. 50,600 1,510,033
Nomura Research Institute
Ltd. 15,954 469,574
Common Stocks
Shares Value ($)
JAPAN
IT Services
Obic Co. Ltd. 12,600 355,382
Otsuka Corp.(a) 9,300 191,534
4,126,643
Leisure Products 0.1%
Bandai Namco Holdings, Inc. 20,947 606,385
Shimano, Inc.(a) 2,900 366,707
973,092
Machinery 1.2%
Daifuku Co. Ltd. 13,100 483,181
Ebara Corp. 19,000 646,505
FANUC Corp. 38,600 1,542,534
IHI Corp. 40,300 708,930
Kawasaki Heavy Industries
Ltd.(a) 29,500 508,395
Komatsu Ltd. 35,700 1,574,197
Kubota Corp. 38,900 660,534
Makita Corp. 8,200 262,903
MINEBEA MITSUMI, Inc. 13,600 310,406
Mitsubishi Heavy Industries
Ltd. 132,500 3,103,135
SMC Corp. 2,100 901,215
10,701,935
Marine Transportation 0.2%
Kawasaki Kisen Kaisha Ltd.
(a) 14,600 261,560
Mitsui OSK Lines Ltd.(a) 14,300 526,780
Nippon Yusen KK 15,520 597,954
1,386,294
Metals & Mining 0.3%
JFE Holdings, Inc. 22,400 256,209
JX Advanced Metals Corp. 22,900 530,023
Mitsui Kinzoku Co. Ltd.(a) 2,300 432,625
Nippon Steel Corp.(a) 200,430 814,613
Sumitomo Metal Mining Co.
Ltd. 9,700 488,679
2,522,149
Office REITs 0.0%
†
Nippon Building Fund, Inc. 303 256,679
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 107,317 896,415
Idemitsu Kosan Co. Ltd. 31,420 258,921
Inpex Corp. 36,200 829,627
1,984,963
Passenger Airlines 0.0%
†
ANA Holdings, Inc. 7,800 152,180
Personal Care Products 0.1%
Kao Corp.(a) 35,400 726,737
Shiseido Co. Ltd.(a) 15,800 312,239
1,038,976
Pharmaceuticals 0.9%
Astellas Pharma, Inc. 70,300 966,813
Chugai Pharmaceutical Co.
Ltd. 27,100 1,176,384
Daiichi Sankyo Co. Ltd. 70,300 1,128,402
Eisai Co. Ltd. 10,000 301,794
Kyowa Kirin Co. Ltd. 8,900 142,902
Otsuka Holdings Co. Ltd. 17,600 1,225,485
Shionogi & Co. Ltd. 30,500 555,635

Nationwide International Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Takeda Pharmaceutical Co.
Ltd. 65,597 2,253,580
7,750,995
Professional Services 0.5%
Recruit Holdings Co. Ltd. 54,200 4,260,401
Real Estate Management & Development 0.4%
Daito Trust Construction Co.
Ltd. 11,000 232,656
Daiwa House Industry Co.
Ltd. 23,200 680,725
Hulic Co. Ltd.(a) 19,100 210,544
Mitsubishi Estate Co. Ltd. 42,900 1,038,203
Mitsui Fudosan Co. Ltd. 102,700 998,193
Sumitomo Realty &
Development Co. Ltd. 23,700 537,699
3,698,020
Semiconductors & Semiconductor Equipment 2.2%
Advantest Corp. 29,900 5,914,131
Disco Corp. 3,500 1,258,409
Kioxia Holdings Corp.* 12,900 3,592,653
Lasertec Corp. 3,200 738,842
Renesas Electronics Corp. 71,700 1,448,065
SCREEN Holdings Co. Ltd. 6,300 482,836
Tokyo Electron Ltd. 18,300 6,177,830
19,612,766
Specialty Retail 0.5%
Fast Retailing Co. Ltd. 7,800 3,823,077
Nitori Holdings Co. Ltd.(a) 16,500 263,303
Sanrio Co. Ltd.(a) 32,500 259,832
4,346,212
Technology Hardware, Storage & Peripherals 0.2%
Canon, Inc. 33,000 915,725
FUJIFILM Holdings Corp. 45,200 1,071,537
1,987,262
Textiles, Apparel & Luxury Goods 0.1%
Asics Corp. 27,200 802,908
Tobacco 0.2%
Japan Tobacco, Inc.(a) 45,400 2,023,033
Trading Companies & Distributors 1.6%
ITOCHU Corp. 226,400 2,844,751
Marubeni Corp. 57,000 1,866,944
Mitsubishi Corp. 123,300 3,706,002
Mitsui & Co. Ltd. 96,200 2,954,412
Sumitomo Corp. 168,000 1,767,252
Toyota Tsusho Corp. 26,300 1,102,382
14,241,743
Wireless Telecommunication Services 0.9%
KDDI Corp. 121,100 2,232,935
SoftBank Corp. 1,160,900 1,630,021
SoftBank Group Corp. 152,400 4,738,719
8,601,675
208,068,543
LUXEMBOURG 0.2%
Capital Markets 0.0%
†
CVC Capital Partners plc
Reg. S(a)(b) 8,940 149,517
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE 4,574 360,024
Common Stocks
Shares Value ($)
LUXEMBOURG
Metals & Mining 0.1%
ArcelorMittal SA 17,866 1,252,459
1,762,000
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd. 81,000 353,542
Sands China Ltd.(a) 91,500 171,916
525,458
MEXICO 0.0%
†
Metals & Mining 0.0%
†
Fresnillo plc 7,481 250,741
NETHERLANDS 5.3%
Banks 0.6%
ABN AMRO Bank NV, CVA
Reg. S 25,550 1,147,900
ING Groep NV 119,447 4,176,451
5,324,351
Beverages 0.2%
Heineken Holding NV 4,618 387,749
Heineken NV 11,733 1,060,934
1,448,683
Biotechnology 0.2%
Argenx SE* 2,553 2,187,828
Capital Markets 0.1%
Euronext NV Reg. S(b) 3,205 586,337
Chemicals 0.0%
†
Akzo Nobel NV(a) 6,147 429,682
Consumer Staples Distribution & Retail 0.2%
Koninklijke Ahold Delhaize
NV 36,377 1,435,725
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 155,776 738,123
Entertainment 0.1%
Universal Music Group NV 42,099 697,941
Financial Services 0.1%
Adyen NV Reg. S*(b) 1,106 1,121,908
EXOR NV 3,783 304,955
1,426,863
Food Products 0.0%
†
Magnum Ice Cream Co. NV
(The)* 19,935 371,893
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV 31,534 830,197
Insurance 0.2%
ASR Nederland NV 6,435 526,327
NN Group NV 10,805 1,016,328
1,542,655
Professional Services 0.1%
Wolters Kluwer NV 9,015 705,388
Semiconductors & Semiconductor Equipment 3.1%
ASM International NV 1,936 1,785,032
ASML Holding NV 15,902 26,003,512
BE Semiconductor Industries
NV 2,948 684,227
28,472,771

44 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Software 0.2%
Nebius Group NV, Class
A*(a) 8,346 1,589,162
47,787,599
NEW ZEALAND 0.2%
Electric Utilities 0.0%
†
Contact Energy Ltd. 37,423 200,655
Financial Services 0.0%
†
Infratil Ltd. 39,419 342,776
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 24,563 588,410
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 47,550 159,713
Software 0.0%
†
Xero Ltd.* 6,661 328,955
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd. 68,275 349,547
1,970,056
NIGERIA 0.0%
†
Wireless Telecommunication Services 0.0%
†
Airtel Africa plc Reg. S(b) 36,757 165,182
NORWAY 0.6%
Aerospace & Defense 0.1%
Kongsberg Gruppen ASA 17,197 537,712
Banks 0.1%
DNB Bank ASA 33,155 1,066,783
Diversified Telecommunication Services 0.0%
†
Telenor ASA 25,842 363,871
Food Products 0.1%
Mowi ASA 17,295 369,825
Orkla ASA 31,318 348,360
Salmar ASA 2,467 134,232
852,417
Insurance 0.0%
†
Gjensidige Forsikring ASA 7,583 226,461
Metals & Mining 0.1%
Norsk Hydro ASA 51,885 474,380
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA 13,055 468,892
Equinor ASA 29,157 1,198,439
Var Energi ASA 37,638 190,922
1,858,253
5,379,877
POLAND 0.0%
†
Air Freight & Logistics 0.0%
†
InPost SA* 9,497 169,330
PORTUGAL 0.2%
Banks 0.1%
Banco Comercial Portugues
SA, Class R 343,417 422,458
Common Stocks
Shares Value ($)
PORTUGAL
Consumer Staples Distribution & Retail 0.0%
†
Jeronimo Martins SGPS SA 12,270 245,741
Electric Utilities 0.1%
EDP SA 118,943 613,322
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA 16,559 379,153
1,660,674
SINGAPORE 1.9%
Aerospace & Defense 0.1%
Singapore Technologies
Engineering Ltd. 61,400 481,591
Banks 1.1%
DBS Group Holdings Ltd. 84,425 4,867,530
Oversea-Chinese Banking
Corp. Ltd. 134,589 3,059,029
United Overseas Bank Ltd. 50,462 1,708,904
9,635,463
Broadline Retail 0.2%
Sea Ltd., ADR* 15,482 1,652,549
Capital Markets 0.1%
Singapore Exchange Ltd. 32,600 622,178
Diversified REITs 0.1%
CapitaLand Integrated
Commercial Trust 240,037 466,330
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 306,703 1,061,750
Ground Transportation 0.0%
†
Grab Holdings Ltd., Class A* 99,687 348,905
Industrial Conglomerates 0.1%
Keppel Ltd. 55,900 500,481
Industrial REITs 0.0%
†
CapitaLand Ascendas REIT 178,663 358,245
Multi-Utilities 0.0%
†
Sembcorp Industries Ltd. 37,500 161,392
Passenger Airlines 0.0%
†
Singapore Airlines Ltd. 60,482 363,376
Real Estate Management & Development 0.0%
†
CapitaLand Investment Ltd. 99,345 206,193
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV 26,185 1,374,070
17,232,523
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American plc 43,429 2,193,166
SOUTH KOREA 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
Delivery Hero SE Reg. S*(b) 6,888 297,577
SPAIN 3.9%
Banks 2.0%
Banco Bilbao Vizcaya
Argentaria SA 230,721 6,459,363
Banco de Sabadell SA 194,146 752,911
Banco Santander SA 588,848 8,318,172

Nationwide International Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
SPAIN
Banks
Bankinter SA 26,412 485,338
CaixaBank SA 144,815 2,098,511
18,114,295
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 7,212 919,780
Diversified Telecommunication Services 0.2%
Cellnex Telecom SA Reg.
S(b) 19,520 604,885
Telefonica SA(a) 152,102 628,689
1,233,574
Electric Utilities 0.8%
Acciona SA(a) 921 253,843
Endesa SA 12,772 623,962
Iberdrola SA 253,930 6,039,507
Redeia Corp. SA(a) 16,266 287,450
7,204,762
Gas Utilities 0.1%
Naturgy Energy Group SA 17,036 568,904
Hotels, Restaurants & Leisure 0.1%
Amadeus IT Group SA 18,495 1,149,540
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renewables SA(a) 12,099 187,825
Insurance 0.0%
†
Mapfre SA 37,854 193,744
IT Services 0.0%
†
Indra Sistemas SA 2,497 163,895
Oil, Gas & Consumable Fuels 0.2%
Repsol SA 45,900 1,411,519
Specialty Retail 0.3%
Industria de Diseno Textil SA 44,782 2,935,308
Transportation Infrastructure 0.1%
Aena SME SA Reg. S(b) 30,615 948,435
35,031,581
SWEDEN 3.1%
Aerospace & Defense 0.1%
Saab AB, Class B 13,203 829,808
Banks 0.4%
Skandinaviska Enskilda
Banken AB, Class A 59,957 1,405,741
Svenska Handelsbanken AB,
Class A 55,865 853,302
Swedbank AB, Class A 33,290 1,333,506
3,592,549
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 7,216 359,220
Building Products 0.2%
Assa Abloy AB, Class B 40,463 1,500,114
Nibe Industrier AB, Class B 54,556 218,739
1,718,853
Capital Markets 0.1%
EQT AB(a) 17,971 610,762
Common Stocks
Shares Value ($)
SWEDEN
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B 18,888 303,667
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson, Class B 109,329 1,090,424
Construction & Engineering 0.0%
†
Skanska AB, Class B 13,407 376,388
Diversified Telecommunication Services 0.1%
Telia Co. AB(a) 98,503 457,018
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B 85,428 841,514
Financial Services 0.4%
Industrivarden AB, Class A 4,250 244,966
Industrivarden AB, Class C 5,985 342,829
Investor AB, Class B 70,746 3,058,125
L E Lundbergforetagen AB,
Class B 2,740 164,409
3,810,329
Hotels, Restaurants & Leisure 0.0%
†
Evolution AB Reg. S*(b) 4,696 361,353
Household Products 0.1%
Essity AB, Class B 24,107 701,697
Industrial Conglomerates 0.1%
Investment AB Latour, Class
B(a) 6,259 131,822
Lifco AB, Class B 9,339 317,683
449,505
Machinery 1.1%
Alfa Laval AB 11,910 705,116
Atlas Copco AB, Class A 103,148 2,183,186
Atlas Copco AB, Class B 61,113 1,131,311
Epiroc AB, Class A 25,816 661,716
Epiroc AB, Class B 15,611 342,705
Indutrade AB 10,359 259,703
Sandvik AB 41,974 1,573,464
SKF AB, Class B 13,322 361,490
Trelleborg AB, Class B 7,832 348,123
Volvo AB, Class B 64,154 2,453,687
10,020,501
Metals & Mining 0.1%
Boliden AB 11,785 592,081
Paper & Forest Products 0.0%
†
Svenska Cellulosa AB SCA,
Class B 25,377 288,449
Real Estate Management & Development 0.0%
†
Fastighets AB Balder, Class
B* 25,442 139,338
Sagax AB, Class B 9,425 165,801
305,139
Specialty Retail 0.0%
†
H & M Hennes & Mauritz AB,
Class B(a) 17,608 324,417
Trading Companies & Distributors 0.1%
AddTech AB, Class B 10,775 392,090
Beijer Ref AB, Class B 17,972 253,321
645,411

46 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Wireless Telecommunication Services 0.1%
Tele2 AB, Class B 22,873 396,877
28,075,962
SWITZERLAND 6.1%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 1,290 202,646
Building Products 0.1%
Belimo Holding AG
(Registered) 412 429,616
Geberit AG (Registered) 1,325 872,704
1,302,320
Capital Markets 0.9%
Julius Baer Group Ltd. 8,513 747,353
Partners Group Holding AG 884 735,136
UBS Group AG (Registered) 130,299 6,869,699
8,352,188
Chemicals 0.4%
DSM-Firmenich AG 6,971 754,649
EMS- Chemie Holding AG
(Registered)(a) 282 285,238
Givaudan SA (Registered) 373 1,490,895
Sika AG (Registered) 6,198 1,395,216
3,925,998
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 1,076 827,946
Electric Utilities 0.0%
†
BKW AG 927 153,405
Electrical Equipment 0.7%
ABB Ltd. (Registered) 64,341 6,347,920
Food Products 1.3%
Barry Callebaut AG
(Registered) 149 207,788
Chocoladefabriken Lindt &
Spruengli AG 36 415,050
Chocoladefabriken Lindt &
Spruengli AG (Registered) 4 470,672
Nestle SA (Registered) 105,559 10,542,718
11,636,228
Health Care Equipment & Supplies 0.1%
Sonova Holding AG
(Registered) 1,958 533,070
Straumann Holding AG
(Registered) 4,716 582,959
1,116,029
Insurance 0.8%
Helvetia Baloise Holding AG 3,211 861,184
Swiss Life Holding AG
(Registered) 1,156 1,365,662
Zurich Insurance Group AG 6,127 4,668,359
6,895,205
Life Sciences Tools & Services 0.2%
Lonza Group AG
(Registered) 2,906 2,020,630
Machinery 0.2%
Schindler Holding AG 1,584 498,951
Schindler Holding AG
(Registered) 811 248,300
Common Stocks
Shares Value ($)
SWITZERLAND
Machinery
VAT Group AG Reg. S(b) 1,121 837,311
1,584,562
Marine Transportation 0.1%
Kuehne + Nagel International
AG (Registered) 1,963 499,678
Pharmaceuticals 0.3%
Galderma Group AG 7,511 1,634,400
Sandoz Group AG 17,414 1,419,849
3,054,249
Professional Services 0.1%
SGS SA (Registered) 6,772 802,583
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 3,087 503,806
Specialty Retail 0.0%
†
Avolta AG 3,903 233,346
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 5,784 588,269
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont
SA (Registered) 22,011 5,200,418
Swatch Group AG (The) 1,095 244,355
5,444,773
55,491,781
UNITED KINGDOM 11.2%
Aerospace & Defense 1.2%
BAE Systems plc 119,499 3,378,459
Melrose Industries plc 52,473 322,284
Rolls-Royce Holdings plc 343,656 6,823,832
10,524,575
Banks 3.1%
Barclays plc 558,777 3,846,612
HSBC Holdings plc 704,005 15,103,713
Lloyds Banking Group plc 2,414,531 3,741,197
NatWest Group plc 328,965 3,117,747
Standard Chartered plc 73,183 2,163,185
27,972,454
Beverages 0.3%
Coca-Cola Europacific
Partners plc 8,113 888,049
Diageo plc 90,505 1,992,365
2,880,414
Broadline Retail 0.1%
Next plc 4,762 957,671
Capital Markets 0.4%
3i Group plc 40,101 1,551,784
London Stock Exchange
Group plc 18,141 2,052,666
Schroders plc 31,641 250,993
3,855,443
Commercial Services & Supplies 0.1%
Rentokil Initial plc 103,917 482,699
Verisure plc*(a) 10,418 129,566
612,265
Consumer Staples Distribution & Retail 0.3%
J Sainsbury plc 70,398 340,890
Marks & Spencer Group plc 87,842 480,336

Nationwide International Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
UNITED KINGDOM
Consumer Staples Distribution & Retail
Tesco plc 260,855 1,718,098
2,539,324
Diversified Consumer Services 0.0%
†
Pearson plc 20,492 347,108
Diversified REITs 0.0%
†
Land Securities Group plc 25,986 247,522
Diversified Telecommunication Services 0.1%
BT Group plc 241,593 655,511
Electric Utilities 0.2%
SSE plc 50,074 1,577,339
Electronic Equipment, Instruments & Components 0.1%
Halma plc 15,006 723,311
Financial Services 0.1%
M&G plc 89,106 429,995
Wise Group plc, Class A* 27,776 333,166
763,161
Food Products 0.0%
†
Associated British Foods plc 12,739 358,171
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 31,346 492,190
Hotels, Restaurants & Leisure 0.2%
Compass Group plc 70,102 2,225,537
Household Products 0.2%
Reckitt Benckiser Group plc 26,043 1,838,305
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 108,386 1,018,479
Smiths Group plc 12,011 428,492
1,446,971
Industrial REITs 0.1%
Segro plc 49,768 648,902
Insurance 0.3%
Admiral Group plc 10,321 524,548
Aviva plc 123,440 1,154,775
Legal & General Group plc 211,982 857,708
Standard Life plc 29,836 370,946
2,907,977
Machinery 0.0%
†
Spirax Group plc 2,887 270,808
Media 0.1%
Informa plc 51,871 620,235
Multi-Utilities 0.4%
Centrica plc 191,063 399,030
National Grid plc 203,658 3,258,699
3,657,729
Passenger Airlines 0.0%
†
International Consolidated
Airlines Group SA 45,847 267,328
Personal Care Products 0.6%
Unilever plc 89,491 5,683,803
Pharmaceuticals 1.6%
AstraZeneca plc 62,081 10,595,227
GSK plc 167,054 4,325,488
14,920,715
Professional Services 0.3%
Intertek Group plc 6,328 498,816
Common Stocks
Shares Value ($)
UNITED KINGDOM
Professional Services
RELX plc 73,509 2,590,469
3,089,285
Software 0.1%
Sage Group plc (The) 38,885 513,338
Specialty Retail 0.0%
†
Kingfisher plc 70,523 293,883
Tobacco 0.7%
British American Tobacco plc 82,086 4,983,511
Imperial Brands plc 30,415 1,154,439
6,137,950
Trading Companies & Distributors 0.1%
Bunzl plc 13,772 519,956
Water Utilities 0.1%
Severn Trent plc 10,449 424,367
United Utilities Group plc 31,001 577,314
1,001,681
Wireless Telecommunication Services 0.1%
Vodafone Group plc 757,044 1,201,755
101,752,617
UNITED STATES 7.6%
Automobiles 0.1%
Stellantis NV*(a) 80,540 462,176
Construction & Engineering 0.1%
Ferrovial NV 19,393 1,281,786
Construction Materials 0.2%
Buzzi SpA 3,157 150,138
Holcim AG 21,116 1,929,993
2,080,131
Electrical Equipment 0.8%
Schneider Electric SE 22,462 7,540,452
Energy Equipment & Services 0.0%
†
Tenaris SA 13,757 394,365
Entertainment 0.3%
Spotify Technology SA* 5,985 2,992,141
Health Care Equipment & Supplies 0.2%
Alcon AG 20,669 1,420,042
Hotels, Restaurants & Leisure 0.1%
InterContinental Hotels
Group plc 5,733 926,837
Insurance 0.3%
Aegon Ltd. 50,727 481,120
Swiss Re AG 12,093 2,017,328
2,498,448
Life Sciences Tools & Services 0.0%
†
QIAGEN NV(a) 8,117 334,542
Marine Transportation 0.1%
AP Moller - Maersk A/S,
Class A 112 291,938
AP Moller - Maersk A/S,
Class B 126 338,193
630,131
Oil, Gas & Consumable Fuels 1.7%
BP plc 641,897 4,849,894
Shell plc 229,893 10,550,503
15,400,397

48 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals 3.4%
Haleon plc 362,681 1,774,531
Novartis AG (Registered) 74,937 11,698,265
Roche Holding AG 28,784 12,585,283
Roche Holding AG 1,209 536,550
Sanofi SA 44,809 3,854,880
30,449,509
Professional Services 0.2%
Experian plc 37,779 1,432,701
Software 0.0%
†
Octave Intelligence plc,
SDR* 8,057 144,693
Trading Companies & Distributors 0.1%
Sunbelt Rentals Holdings,
Inc. 16,807 1,211,046
69,199,397
Total Common Stocks
(cost $358,762,090) 900,277,279
Short-Term Investments 0.1%
Money Market Funds   0.1%
BlackRock Liquidity
FedFund , Institutional
Shares, 3.56% (c)(d) 300,000 300,000
Invesco Government
& Agency Portfolio,
Institutional Shares, 3.64%
(c)(d) 300,000 300,000
Morgan Stanley Institutional
Liquidity Fund -
Government Portfolio,
Institutional Shares, 3.59%
(c)(d) 300,000 300,000
Total Short-Term Investments
(cost $900,000) 900,000
Repurchase Agreements 1.4%
Principal
Amount ($)
CF Secured, LLC, 3.63%,
dated 7/31/2026, due
8/3/2026, repurchase
price $6,152,404,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056;
total market value
$6,275,452.(d) 6,150,543 6,150,543
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets, 3.65%,
dated 7/31/2026, due
8/3/2026, repurchase
price $7,002,129,
collateralized by U.S.
Government Agency
Securities, ranging from
0.12% - 4.38%, maturing
1/31/2027 - 4/30/2033;
total market value
$7,142,172.(d) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $13,150,543) 13,150,543
Total Investments
(cost $372,812,633) — 100.5% 914,327,822
Liabilities in excess of other assets
— (0.5)% (4,354,312)
NET ASSETS — 100.0%
$ 909,973,510
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2026. The total value of securities on loan as of July 31,
2026 was $27,304,790, which was collateralized by cash
used to purchase money market funds and repurchase
agreements with a value of $900,000 and $13,150,543,
respectively, and by $14,965,788 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.00%, and maturity dates ranging from
8/13/2026 - 5/15/2056, a total value of $29,016,331.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2026 was
$8,003,485 which represents 0.88% of net assets.
(c) Represents 7-day effective yield as of July 31, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $14,050,543.

Nationwide International Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 49
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
SDR Swedish Depository Receipt
Futures contracts outstanding as of July 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 17 9/2026 EUR 1,249,334 1,737
FTSE 100 Index 5 9/2026 GBP 732,165 (1,538)
Nikkei 225 Index 3 9/2026 JPY 601,018 16,448
SPI 200 Index 3 9/2026 AUD 471,956 1,807
Net contracts 18,454
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

50 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide International Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 51
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 30,680,072 $ – $ 30,680,072
Air Freight & Logistics – 4,409,179 – 4,409,179
Automobile Components – 5,271,169 – 5,271,169
Automobiles – 17,189,663 – 17,189,663
Banks – 148,355,943 – 148,355,943
Beverages 888,049 9,926,876 – 10,814,925
Biotechnology – 5,272,439 – 5,272,439
Broadline Retail 1,652,549 7,631,354 – 9,283,903
Building Products – 7,247,010 – 7,247,010
Capital Markets 236,940 27,621,766 – 27,858,706
Chemicals – 19,535,777 – 19,535,777
Commercial Services & Supplies – 2,920,057 – 2,920,057
Communications Equipment – 2,989,579 – 2,989,579
Construction & Engineering – 8,326,431 – 8,326,431
Construction Materials – 3,084,344 – 3,084,344
Consumer Staples Distribution & Retail – 9,016,175 – 9,016,175
Distributors – 171,633 – 171,633
Diversified Consumer Services – 347,108 – 347,108
Diversified REITs – 1,131,061 – 1,131,061
Diversified Telecommunication Services – 13,933,505 – 13,933,505
Electric Utilities – 17,718,534 – 17,718,534
Electrical Equipment – 29,519,675 – 29,519,675
Electronic Equipment, Instruments &
Components – 12,423,443 – 12,423,443
Energy Equipment & Services – 394,365 – 394,365
Entertainment 2,992,140 4,174,836 – 7,166,976
Financial Services – 10,252,954 – 10,252,954
Food Products – 17,990,393 – 17,990,393
Gas Utilities – 3,084,634 – 3,084,634
Ground Transportation 348,905 2,896,780 – 3,245,685
Health Care Equipment & Supplies – 11,644,505 – 11,644,505
Health Care Providers & Services – 2,004,798 – 2,004,798
Health Care Technology – 268,420 – 268,420
Hotels, Restaurants & Leisure – 8,584,667 – 8,584,667
Household Durables – 8,654,576 – 8,654,576
Household Products – 3,663,597 – 3,663,597
Independent Power and Renewable
Electricity Producers – 3,269,992 – 3,269,992
Industrial Conglomerates – 19,144,788 – 19,144,788
Industrial REITs – 2,740,255 – 2,740,255
Insurance – 53,340,703 – 53,340,703
Interactive Media & Services – 1,028,016 – 1,028,016
IT Services – 5,041,991 – 5,041,991
Leisure Products – 973,092 – 973,092
Life Sciences Tools & Services – 3,177,994 – 3,177,994
Machinery – 28,079,262 – 28,079,262
Marine Transportation – 2,798,345 – 2,798,345
Media – 1,610,955 – 1,610,955
Metals & Mining – 29,723,496 – 29,723,496
Multi-Utilities – 9,073,749 – 9,073,749
Office REITs – 412,749 – 412,749
Oil, Gas & Consumable Fuels – 33,978,062 – 33,978,062
Paper & Forest Products – 1,153,954 – 1,153,954
Passenger Airlines – 1,738,030 – 1,738,030
Personal Care Products – 11,477,989 – 11,477,989
Pharmaceuticals 1,654,993 67,881,288 – 69,536,281
Professional Services – 11,301,657 – 11,301,657
Real Estate Management & Development – 7,914,756 – 7,914,756
Retail REITs – 2,357,447 – 2,357,447

52 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide International Index Fund
E
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ – $ 54,785,099 $ – $ 54,785,099
Software 2,008,055 9,777,059 – 11,785,114
Specialty Retail – 8,435,189 – 8,435,189
Technology Hardware, Storage &
Peripherals – 2,575,531 – 2,575,531
Textiles, Apparel & Luxury Goods – 16,847,060 – 16,847,060
Tobacco – 8,160,983 – 8,160,983
Trading Companies & Distributors 1,025,064 17,571,035 – 18,596,099
Transportation Infrastructure – 3,034,847 – 3,034,847
Water Utilities – 1,001,681 – 1,001,681
Wireless Telecommunication Services 360,723 10,365,489 – 10,726,212
Total Common Stocks $ 11,167,418 $ 889,109,861 $ – $ 900,277,279
Futures Contracts 19,992 – – 19,992
Repurchase Agreements – 13,150,543 – 13,150,543
Short-Term Investments 900,000 – – 900,000
Total Assets $ 12,087,410 $ 902,260,404 $ – $ 914,347,814
Liabilities:
Futures Contracts $ (1,538) $ – $ – $ (1,538)
Total Liabilities $ (1,538) $ – $ – $ (1,538)
Total $ 12,085,872 $ 902,260,404 $ – $ 914,346,276

Nationwide International Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 53
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2026:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 19,992
Total $ 19,992
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,538)
Total $ (1,538)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

54 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks 99.0%
Shares Value ($)
Aerospace & Defense 4.3%
AeroVironment, Inc.*(a) 4,281 639,453
ATI, Inc.* 18,206 3,412,533
BWX Technologies, Inc. 12,323 2,078,890
Carpenter Technology Corp. 6,630 3,445,346
Curtiss-Wright Corp. 4,915 3,558,460
Hexcel Corp. 10,142 1,044,119
Kratos Defense & Security
Solutions, Inc.* 24,776 1,154,562
Moog, Inc., Class A 3,823 1,490,396
StandardAero, Inc.* 25,722 753,912
Woodward, Inc. 7,943 2,865,437
20,443,108
Air Freight & Logistics 0.2%
GXO Logistics, Inc.* 15,531 779,035
Automobile Components 1.0%
Autoliv, Inc. 9,073 1,117,521
BorgWarner, Inc. 27,616 1,760,244
Gentex Corp. 28,719 670,876
Lear Corp. 6,646 868,233
Visteon Corp. 3,607 377,076
4,793,950
Automobiles 0.2%
Harley-Davidson, Inc.(a) 14,318 351,363
Thor Industries, Inc. 6,974 522,841
874,204
Banks 6.1%
Associated Banc-Corp. 21,969 678,403
Bank OZK 13,667 701,117
Columbia Banking System,
Inc. 38,976 1,218,780
Commerce Bancshares, Inc. 17,764 1,052,872
Cullen/Frost Bankers, Inc.(a) 8,366 1,391,600
East West Bancorp, Inc. 18,295 2,396,645
First Financial Bankshares,
Inc. 17,514 615,442
First Horizon Corp. 63,902 1,638,447
Flagstar Bank NA 40,622 577,645
FNB Corp. 47,661 900,793
Glacier Bancorp, Inc. 17,170 846,309
Hancock Whitney Corp. 10,811 832,447
Home BancShares, Inc. 25,111 780,199
International Bancshares Corp. 7,238 553,997
Old National Bancorp 46,298 1,233,379
Pinnacle Financial Partners,
Inc. 20,093 2,114,386
Prosperity Bancshares, Inc. 15,545 1,163,854
SOUTHSTATE BANK Corp. 13,032 1,369,533
Texas Capital Bancshares, Inc. 5,850 578,272
UMB Financial Corp. 9,472 1,380,355
United Bankshares, Inc. 18,153 879,513
Valley National Bancorp 63,889 912,974
Webster Financial Corp. 21,464 1,657,450
Western Alliance Bancorp 13,750 1,106,737
Wintrust Financial Corp. 9,062 1,445,751
Zions Bancorp NA 19,304 1,345,489
29,372,389
Beverages 0.5%
Boston Beer Co., Inc. (The),
Class A* 976 178,803
Celsius Holdings, Inc.*(a) 21,188 618,902
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Consolidated, Inc. 7,516 1,412,256
2,209,961
Biotechnology 3.3%
Arrowhead Pharmaceuticals,
Inc.* 18,790 1,590,573
BioMarin Pharmaceutical, Inc.* 25,741 1,544,975
Cytokinetics, Inc.* 18,179 1,402,146
Exelixis, Inc.* 33,498 1,776,399
Halozyme Therapeutics, Inc.* 15,949 1,316,430
Krystal Biotech, Inc.* 3,482 1,187,780
Neurocrine Biosciences, Inc.* 13,400 2,235,120
Roivant Sciences Ltd.* 60,171 2,040,399
United Therapeutics Corp.* 5,715 2,958,713
16,052,535
Broadline Retail 0.3%
Macy's, Inc. 35,471 880,390
Ollie's Bargain Outlet
Holdings, Inc.* 7,999 587,687
1,468,077
Building Products 1.9%
AAON, Inc. 9,045 805,548
Advanced Drainage Systems,
Inc. 9,518 1,318,053
Carlisle Cos., Inc. 5,436 1,956,525
Fortune Brands Innovations,
Inc. 15,935 784,958
Louisiana-Pacific Corp. 8,522 617,248
Owens Corning(a) 10,739 1,491,647
Simpson Manufacturing Co.,
Inc. 5,463 1,025,624
Trex Co., Inc.* 13,876 601,663
UFP Industries, Inc. 7,508 651,244
9,252,510
Capital Markets 2.3%
Affiliated Managers Group, Inc. 3,515 1,289,056
Carlyle Group, Inc. (The) 34,513 1,588,288
Evercore, Inc., Class A 5,155 1,652,487
Federated Hermes, Inc., Class
B 9,624 577,055
Hamilton Lane, Inc., Class A 5,542 492,739
Houlihan Lokey, Inc., Class A 7,225 906,665
Jefferies Financial Group, Inc.
(a) 21,813 1,190,990
Morningstar, Inc. 3,014 580,406
SEI Investments Co. 12,197 1,256,047
Stifel Financial Corp. 20,486 1,698,495
11,232,228
Chemicals 1.6%
Ashland, Inc.(a) 6,061 440,089
Avient Corp. 12,191 442,777
Axalta Coating Systems Ltd.* 28,419 1,017,684
Cabot Corp. 6,921 609,187
NewMarket Corp. 1,021 868,013
Olin Corp. 14,978 277,243
RPM International, Inc. 17,068 1,827,471
Scotts Miracle-Gro Co. (The)
(a) 5,849 384,162
Solstice Advanced Materials,
Inc. 21,130 1,271,392

Nationwide Mid Cap Market Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Chemicals
Westlake Corp. 4,333 305,477
7,443,495
Commercial Services & Supplies 1.6%
Brink's Co. (The) 5,545 656,805
Clean Harbors, Inc.* 6,605 2,066,573
MSA Safety, Inc. 4,853 923,380
RB Global, Inc. 25,057 2,749,755
Tetra Tech, Inc. 34,853 1,155,726
7,552,239
Communications Equipment 0.2%
Viavi Solutions, Inc.* 31,317 1,157,163
Construction & Engineering 2.6%
AECOM 17,196 1,244,818
API Group Corp.* 51,337 2,037,052
Dycom Industries, Inc.* 4,035 1,618,318
Fluor Corp.* 18,805 943,447
IES Holdings, Inc.* 1,191 886,747
MasTec, Inc.* 8,209 2,159,788
Sterling Infrastructure, Inc.* 4,095 2,443,773
Valmont Industries, Inc. 2,585 1,245,195
12,579,138
Construction Materials 0.3%
Eagle Materials, Inc. 4,199 860,543
Knife River Corp.* 7,585 554,995
1,415,538
Consumer Finance 0.7%
Ally Financial, Inc. 37,205 1,612,092
FirstCash Holdings, Inc.(a) 5,182 1,057,180
SLM Corp. 25,245 656,244
3,325,516
Consumer Staples Distribution & Retail 2.0%
Albertsons Cos., Inc., Class A 47,940 555,145
BJ's Wholesale Club Holdings,
Inc.* 17,039 1,666,074
Maplebear, Inc.* 21,768 970,853
Performance Food Group Co.* 20,992 2,401,275
Sprouts Farmers Market, Inc.* 12,540 1,092,986
US Foods Holding Corp.* 29,405 2,957,849
9,644,182
Containers & Packaging 1.0%
AptarGroup, Inc. 8,431 1,129,417
Crown Holdings, Inc. 14,681 1,730,156
Graphic Packaging Holding
Co. 39,177 420,369
Greif, Inc., Class A 3,357 290,548
Silgan Holdings, Inc.(a) 11,716 468,406
Sonoco Products Co.(a) 13,280 748,461
4,787,357
Diversified Consumer Services 0.9%
Duolingo, Inc., Class A* 5,371 724,064
Graham Holdings Co., Class B 450 541,593
Grand Canyon Education,
Inc.* 3,427 498,080
H&R Block, Inc. 16,987 747,938
Service Corp. International(a) 18,331 1,579,949
4,091,624
Common Stocks
Shares Value ($)
Diversified REITs 0.5%
WP Carey, Inc. 29,380 2,162,368
Electric Utilities 0.8%
IDACORP, Inc.(a) 7,427 1,061,393
OGE Energy Corp. 27,868 1,319,550
Portland General Electric
Co.(a) 15,146 747,152
TXNM Energy, Inc. 13,437 778,271
3,906,366
Electrical Equipment 2.2%
Acuity, Inc. 4,041 1,327,024
EnerSys 4,985 927,459
Nextpower, Inc., Class A*(a) 19,818 1,781,044
nVent Electric plc 21,561 3,316,729
Regal Rexnord Corp. 8,939 1,834,551
Sensata Technologies Holding
plc 19,101 884,185
Vicor Corp.* 3,155 654,252
10,725,244
Electronic Equipment, Instruments & Components 3.5%
Advanced Energy Industries,
Inc. 5,069 1,467,577
Arrow Electronics, Inc.* 6,795 1,471,593
Avnet, Inc. 11,103 986,391
Belden, Inc. 5,244 650,518
Cognex Corp. 22,037 1,437,694
Crane NXT Co.(a) 6,509 338,143
Fabrinet* 4,779 2,080,824
IPG Photonics Corp.*(a) 3,435 292,181
Littelfuse, Inc. 3,411 1,508,105
Novanta, Inc.*(a) 4,713 671,838
Sanmina Corp.* 7,184 1,333,063
TD SYNNEX Corp. 9,977 2,551,119
TTM Technologies, Inc.* 13,855 1,599,421
Vontier Corp. 18,698 600,767
16,989,234
Energy Equipment & Services 1.3%
NOV, Inc. 48,091 934,408
TechnipFMC plc 53,219 3,813,673
Valaris Ltd.* 8,551 677,154
Weatherford International
plc(a) 9,495 833,566
6,258,801
Entertainment 0.6%
Roku, Inc., Class A* 17,250 2,501,422
Warner Music Group Corp.,
Class A 19,933 517,461
3,018,883
Financial Services 1.9%
Corebridge Financial, Inc. 32,493 1,013,457
Equitable Holdings, Inc. 37,544 1,788,971
Essent Group Ltd. 12,182 803,525
Euronet Worldwide, Inc.* 4,658 332,255
MGIC Investment Corp. 28,693 861,938
Shift4 Payments, Inc., Class
A*(a) 7,578 401,634
Toast, Inc., Class A* 62,815 2,027,040
Voya Financial, Inc. 12,101 1,203,202
WEX, Inc.*(a) 4,603 860,577
9,292,599

56 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Food Products 0.6%
Darling Ingredients, Inc.* 21,228 1,287,266
Ingredion, Inc. 8,301 825,617
Marzetti Co. (The) 2,794 298,595
Pilgrim's Pride Corp. 5,372 146,978
Post Holdings, Inc.* 5,220 477,160
3,035,616
Gas Utilities 1.0%
National Fuel Gas Co. 12,656 1,041,715
New Jersey Resources Corp. 13,349 772,774
ONE Gas, Inc. 8,081 627,490
Southwest Gas Holdings, Inc. 8,713 778,942
Spire, Inc. 7,842 626,262
UGI Corp. 28,689 1,036,247
4,883,430
Ground Transportation 1.7%
Avis Budget Group, Inc.* 2,239 307,728
Knight-Swift Transportation
Holdings, Inc., Class A 21,569 1,499,692
Landstar System, Inc. 4,553 795,728
Ryder System, Inc. 5,140 1,317,999
Saia, Inc.* 3,579 1,244,168
XPO, Inc.* 15,664 3,147,994
8,313,309
Health Care Equipment & Supplies 1.2%
Dentsply Sirona, Inc. 27,415 366,539
Envista Holdings Corp.* 21,580 589,350
Globus Medical, Inc., Class A* 15,298 1,205,329
Haemonetics Corp.* 6,245 534,197
Lantheus Holdings, Inc.* 8,628 859,694
LivaNova plc*(a) 7,224 578,931
Penumbra, Inc.* 5,274 1,693,956
5,827,996
Health Care Providers & Services 2.4%
BrightSpring Health Services,
Inc.* 21,259 1,269,375
Chemed Corp. 1,772 943,147
Encompass Health Corp. 13,314 1,478,786
Ensign Group, Inc. (The) 7,718 1,375,039
HealthEquity, Inc.* 11,222 1,129,046
Hims & Hers Health, Inc.*(a) 28,125 781,031
Molina Healthcare, Inc.* 6,918 1,353,299
Option Care Health, Inc.* 20,846 480,083
Tenet Healthcare Corp.* 11,492 2,927,932
11,737,738
Health Care REITs 1.3%
American Healthcare REIT,
Inc. 25,482 1,416,799
CareTrust REIT, Inc. 31,150 1,306,431
Healthcare Realty Trust, Inc.,
Class A 46,608 979,234
Omega Healthcare Investors,
Inc. 40,088 2,029,655
Sabra Health Care REIT, Inc. 34,256 725,200
6,457,319
Health Care Technology 0.1%
Doximity, Inc., Class A* 18,148 379,475
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc. 27,112 408,307
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 2.5%
Aramark 35,067 1,997,767
Boyd Gaming Corp. 7,409 630,209
Cava Group, Inc.* 13,303 867,755
Choice Hotels International,
Inc.(a) 2,779 309,831
Churchill Downs, Inc. 8,897 750,017
Dutch Bros, Inc., Class A* 17,006 1,119,505
Hilton Grand Vacations, Inc.* 8,085 373,042
Hyatt Hotels Corp., Class A 5,446 947,931
Planet Fitness, Inc., Class A* 10,653 595,609
Texas Roadhouse, Inc., Class
A 8,775 1,802,736
Travel + Leisure Co. 8,206 623,820
Vail Resorts, Inc.(a) 4,722 705,372
Wingstop, Inc. 3,681 476,653
Wyndham Hotels & Resorts,
Inc. 10,103 756,311
11,956,558
Household Durables 1.2%
KB Home 8,406 462,078
SharkNinja, Inc.* 9,441 1,527,271
Somnigroup International, Inc. 28,026 1,830,939
Toll Brothers, Inc. 12,571 1,833,983
Whirlpool Corp.(a) 8,527 319,762
5,974,033
Independent Power and Renewable Electricity Producers
0.6%
Ormat Technologies, Inc.(a) 8,217 801,815
Talen Energy Corp.* 6,051 2,021,639
2,823,454
Industrial REITs 1.0%
EastGroup Properties, Inc. 7,141 1,492,541
First Industrial Realty Trust,
Inc. 17,511 1,152,924
Rexford Industrial Realty, Inc. 30,153 1,138,879
STAG Industrial, Inc. 25,416 972,416
4,756,760
Insurance 3.7%
American Financial Group, Inc. 9,178 1,300,706
Brighthouse Financial, Inc.* 7,814 483,765
CNO Financial Group, Inc. 12,028 662,623
Fidelity National Financial, Inc. 33,980 1,753,028
First American Financial Corp. 13,545 1,015,740
Hanover Insurance Group, Inc.
(The) 4,642 1,079,868
Kinsale Capital Group, Inc. 2,950 1,051,439
Old Republic International
Corp. 29,716 1,284,028
Primerica, Inc. 4,181 1,337,753
Reinsurance Group of
America, Inc. 8,758 2,074,332
RenaissanceRe Holdings Ltd. 5,725 1,831,886
RLI Corp. 12,077 739,595
Ryan Specialty Holdings, Inc.,
Class A(a) 15,403 680,196
Selective Insurance Group,
Inc. 8,000 758,320
Unum Group 19,736 1,699,467
17,752,746

Nationwide Mid Cap Market Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Interactive Media & Services 0.3%
Pinterest, Inc., Class A* 64,209 1,541,658
IT Services 1.8%
DigitalOcean Holdings, Inc.* 10,909 1,281,807
Kyndryl Holdings, Inc.* 30,102 407,882
Okta, Inc., Class A* 22,391 3,177,955
Twilio, Inc., Class A* 20,266 3,999,495
8,867,139
Leisure Products 0.5%
Brunswick Corp. 8,543 674,897
Mattel, Inc.* 38,921 587,318
Polaris, Inc. 7,158 480,158
YETI Holdings, Inc.* 10,201 499,237
2,241,610
Life Sciences Tools & Services 2.2%
Avantor, Inc.* 90,665 1,249,364
Bio-Rad Laboratories, Inc.,
Class A* 2,447 796,449
Bruker Corp. 14,970 940,715
Illumina, Inc.* 20,206 4,144,251
Medpace Holdings, Inc.* 3,015 1,739,987
Repligen Corp.* 7,127 1,004,978
Sotera Health Co.* 35,413 632,476
10,508,220
Machinery 5.5%
AGCO Corp. 7,994 816,667
Allison Transmission Holdings,
Inc. 11,120 1,273,685
CNH Industrial NV 118,531 1,214,943
Crane Co. 6,555 1,399,230
Donaldson Co., Inc. 15,403 1,451,579
Esab Corp. 7,569 654,945
Flowserve Corp. 17,229 1,309,232
Graco, Inc. 21,790 1,729,690
ITT, Inc. 11,949 2,341,765
Lincoln Electric Holdings, Inc. 7,376 1,927,422
Middleby Corp. (The)* 5,492 733,621
Mueller Industries, Inc. 29,902 1,985,792
Oshkosh Corp. 8,283 1,179,582
RBC Bearings, Inc.* 4,189 2,309,438
SPX Technologies, Inc.* 6,759 1,484,412
Terex Corp. 15,421 969,056
Timken Co. (The) 8,495 1,168,487
Toro Co. (The) 13,056 1,199,455
Watts Water Technologies,
Inc., Class A 3,679 1,272,161
26,421,162
Marine Transportation 0.2%
Kirby Corp.* 7,241 949,585
Media 0.6%
New York Times Co. (The),
Class A 21,688 1,624,214
Nexstar Media Group, Inc.,
Class A 3,830 729,730
Sirius XM Holdings, Inc.(a) 25,302 749,445
3,103,389
Metals & Mining 2.6%
Alcoa Corp. 35,472 1,605,463
Cleveland-Cliffs, Inc.* 77,212 889,482
Coeur Mining, Inc. 138,006 2,057,670
Common Stocks
Shares Value ($)
Metals & Mining
Commercial Metals Co. 14,649 1,006,679
Hecla Mining Co. 89,938 1,269,925
MP Materials Corp.*(a) 18,268 755,747
Reliance, Inc. 6,804 2,763,104
Royal Gold, Inc. 10,817 2,145,552
12,493,622
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Annaly Capital Management,
Inc. 97,433 2,213,678
Starwood Property Trust, Inc. 46,969 750,564
2,964,242
Multi-Utilities 0.3%
Black Hills Corp. 10,237 728,977
Northwestern Energy Group,
Inc. 8,287 569,648
1,298,625
Office REITs 0.6%
COPT Defense Properties 14,911 566,022
Cousins Properties, Inc. 22,359 705,426
Kilroy Realty Corp. 14,213 551,749
Vornado Realty Trust 21,342 840,661
2,663,858
Oil, Gas & Consumable Fuels 3.6%
Antero Midstream Corp. 44,293 973,117
Antero Resources Corp.* 39,305 1,420,483
Chord Energy Corp. 7,580 1,064,080
CNX Resources Corp.* 18,991 679,878
DT Midstream, Inc.(a) 13,691 1,889,358
HF Sinclair Corp. 20,470 1,872,391
Matador Resources Co.(a) 15,779 787,214
Murphy Oil Corp.(a) 18,198 723,189
Ovintiv, Inc. 36,638 2,288,410
PBF Energy, Inc., Class A 11,300 816,764
Permian Resources Corp.,
Class A 104,201 2,220,523
Range Resources Corp.(a) 31,356 1,258,630
Viper Energy, Inc., Class A 25,905 1,155,622
17,149,659
Passenger Airlines 0.4%
Alaska Air Group, Inc.* 14,690 697,041
American Airlines Group, Inc.* 88,742 1,355,090
2,052,131
Personal Care Products 0.1%
elf Beauty, Inc.* 7,840 649,858
Pharmaceuticals 0.8%
Elanco Animal Health, Inc.* 67,389 1,777,048
Jazz Pharmaceuticals plc* 8,369 2,116,185
3,893,233
Professional Services 2.3%
Booz Allen Hamilton Holding
Corp., Class A 16,255 1,133,299
CACI International, Inc., Class
A* 2,963 1,474,833
ExlService Holdings, Inc.* 20,776 704,930
Exponent, Inc. 6,364 425,433
FTI Consulting, Inc.* 4,021 640,867
Genpact Ltd. 21,016 739,133
KBR, Inc. 16,857 617,135

58 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Professional Services
Maximus, Inc. 7,054 425,003
Parsons Corp.*(a) 7,058 312,034
Paylocity Holding Corp.* 5,782 797,309
Science Applications
International Corp. 5,839 683,922
TransUnion 25,854 2,032,641
UL Solutions, Inc., Class A(a) 10,440 956,722
10,943,261
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.* 6,194 2,199,056
Residential REITs 0.8%
American Homes 4 Rent,
Class A 42,649 1,425,329
Equity LifeStyle Properties,
Inc. 25,645 1,668,720
Independence Realty Trust,
Inc. 31,747 527,953
3,622,002
Retail REITs 1.0%
Agree Realty Corp. 16,063 1,249,701
Brixmor Property Group, Inc. 41,129 1,295,975
Kite Realty Group Trust 27,341 782,500
NNN REIT, Inc. 25,706 1,221,549
4,549,725
Semiconductors & Semiconductor Equipment 4.2%
Allegro MicroSystems, Inc.* 16,618 689,647
Amkor Technology, Inc. 15,252 760,617
Cirrus Logic, Inc.* 6,799 879,451
Entegris, Inc. 20,357 2,423,501
Lattice Semiconductor Corp.* 18,302 2,274,390
MACOM Technology Solutions
Holdings, Inc.* 8,751 2,200,351
MKS, Inc. 9,019 2,682,702
Onto Innovation, Inc.* 6,642 1,717,488
Rambus, Inc.* 14,559 1,325,306
Semtech Corp.* 12,396 1,460,497
Silicon Laboratories, Inc.* 4,404 957,870
SiTime Corp.* 2,985 1,597,572
Synaptics, Inc.*(a) 5,066 543,683
Universal Display Corp. 5,659 453,625
19,966,700
Software 3.1%
Appfolio, Inc., Class A*(a) 3,235 582,915
Bentley Systems, Inc., Class
B(a) 19,495 690,903
BILL Holdings, Inc.* 11,808 532,895
Commvault Systems, Inc.* 5,436 640,361
Docusign, Inc., Class A* 25,981 1,424,538
Dolby Laboratories, Inc., Class
A 8,070 474,597
Dropbox, Inc., Class A* 20,068 653,414
Dynatrace, Inc.* 39,313 1,742,352
Guidewire Software, Inc.* 11,301 1,717,074
InterDigital, Inc.(a) 3,481 1,061,096
Manhattan Associates, Inc.* 7,916 1,514,806
Nutanix, Inc., Class A* 35,363 2,086,770
Pegasystems, Inc. 12,146 371,060
Qualys, Inc.*(a) 4,756 688,431
Common Stocks
Shares Value ($)
Software
UiPath, Inc., Class A*(a) 57,717 736,469
14,917,681
Specialized REITs 1.3%
CubeSmart 30,040 1,245,458
EPR Properties 10,006 621,072
Gaming and Leisure
Properties, Inc. 38,066 1,704,976
Lamar Advertising Co., Class A 11,585 1,853,137
Rayonier, Inc. 37,051 806,971
6,231,614
Specialty Retail 3.3%
Abercrombie & Fitch Co.,
Class A* 5,885 585,793
AutoNation, Inc.* 3,379 717,700
Bath & Body Works, Inc. 26,957 542,375
Burlington Stores, Inc.* 8,388 3,090,810
Chewy, Inc., Class A* 31,927 721,550
Dick's Sporting Goods, Inc.(a) 8,762 1,716,563
Five Below, Inc.* 7,380 1,602,419
Floor & Decor Holdings, Inc.,
Class A*(a) 14,286 822,445
GameStop Corp., Class A*(a) 55,241 1,199,835
Gap, Inc. (The) 30,111 604,930
Lithia Motors, Inc., Class A 3,055 1,177,458
Murphy USA, Inc. 2,241 1,361,990
Penske Automotive Group,
Inc.(a) 2,452 532,844
RH*(a) 2,094 346,599
Valvoline, Inc.*(a) 16,895 648,937
15,672,248
Technology Hardware, Storage & Peripherals 0.7%
Everpure, Inc., Class A* 42,134 3,251,481
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.* 16,368 260,742
Columbia Sportswear Co. 3,191 189,482
Crocs, Inc.* 6,590 843,586
PVH Corp. 6,100 528,626
VF Corp. 44,576 638,328
2,460,764
Trading Companies & Distributors 1.7%
Applied Industrial
Technologies, Inc. 4,976 1,717,765
Core & Main, Inc., Class A* 24,969 1,097,887
GATX Corp. 4,760 851,421
MSC Industrial Direct Co., Inc.,
Class A 6,043 745,706
Watsco, Inc.(a) 4,661 1,441,647
WESCO International, Inc. 6,481 2,226,159
8,080,585
Water Utilities 0.3%
Essential Utilities, Inc. 38,380 1,529,443
Total Common Stocks
(cost $291,823,439) 475,357,036

Nationwide Mid Cap Market Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 59
Short-Term Investments 0.3%
Shares Value ($)
Money Market Funds 0.3%
BlackRock Liquidity FedFund,
Institutional Shares,
3.56%(b)(c) 400,000 400,000
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.64%(b)(c) 400,000 400,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.59%(b)(c) 400,000 400,000
Total Short-Term Investments
(cost $1,200,000) 1,200,000
Repurchase Agreements 2.0%
Principal
Amount ($)
CF Secured, LLC,
3.63%, dated 7/31/2026,
due 8/3/2026, repurchase
price $5,990,978,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056;
total market value
$6,110,798.(c) 5,989,167 5,989,167
Nomura Securities
International, Inc.,
3.63%, dated 7/31/2026,
due 8/3/2026, repurchase
price $3,501,059,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
8/15/2026 - 5/15/2056;
total market value
$3,571,081.(c) 3,500,000 3,500,000
Total Repurchase Agreements
(cost $9,489,167) 9,489,167
Total Investments
(cost $302,512,606) — 101.3% 486,046,203
Liabilities in excess of other assets — (1.3)% (6,077,992)
NET ASSETS — 100.0%
$ 479,968,211
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2026. The total value of securities on loan as of July 31,
2026 was $32,989,683, which was collateralized by cash
used to purchase money market funds and repurchase
agreements with a value of $1,200,000 and $9,489,167,
respectively, and by $23,186,595 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
8/11/2026 - 5/15/2056, a total value of $33,875,762.
(b) Represents 7-day effective yield as of July 31, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $10,689,167.
REIT Real Estate Investment Trust

60 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Mid Cap Market Index Fund
Futures contracts outstanding as of July 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 12 9/2026 USD 4,527,480 (26,523)
Net contracts (26,523)
Currency:
USD United States Dollar

Nationwide Mid Cap Market Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 61
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

62 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Mid Cap Market Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 475,357,036 $ – $ – $ 475,357,036
Repurchase Agreements – 9,489,167 – 9,489,167
Short-Term Investments 1,200,000 – – 1,200,000
Total Assets $ 476,557,036 $ 9,489,167 $ – $ 486,046,203
Liabilities:
Futures Contracts $ (26,523) $ – $ – $ (26,523)
Total Liabilities $ (26,523) $ – $ – $ (26,523)
Total $ 476,530,513 $ 9,489,167 $ – $ 486,019,680

Nationwide Mid Cap Market Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 63
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2026:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (26,523)
Total $ (26,523)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

64 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks 99.5%
Shares Value ($)
Aerospace & Defense 2.3%
Axon Enterprise, Inc.*(a) 2,226 1,174,794
Boeing Co. (The)* 22,153 4,788,149
GE Aerospace 29,396 10,584,618
General Dynamics Corp. 7,159 2,744,904
Honeywell Aerospace, Inc.* 8,954 1,851,150
Howmet Aerospace, Inc. 11,310 3,192,361
Huntington Ingalls Industries,
Inc. 1,119 365,297
L3Harris Technologies, Inc. 5,269 1,459,829
Lockheed Martin Corp. 5,711 3,328,028
Northrop Grumman Corp. 3,763 2,041,352
RTX Corp. 37,864 8,149,090
Textron, Inc. 5,068 432,098
TransDigm Group, Inc. 1,593 1,998,227
42,109,897
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc. 3,298 487,214
Expeditors International of
Washington, Inc. 3,663 614,981
FedEx Corp. 6,102 1,875,755
United Parcel Service, Inc.,
Class B 20,846 2,172,570
5,150,520
Automobile Components 0.0%
†
Aptiv plc* 5,764 325,493
Automobiles 1.6%
Ford Motor Co. 110,538 1,622,698
General Motors Co. 25,499 2,265,841
Tesla, Inc.* 79,334 24,689,534
28,578,073
Banks 3.6%
Bank of America Corp. 183,951 11,395,764
Citigroup, Inc. 48,055 6,364,885
Citizens Financial Group, Inc. 11,670 836,156
Fifth Third Bancorp 25,389 1,434,479
Huntington Bancshares, Inc. 57,257 975,659
JPMorgan Chase & Co. 75,495 26,558,386
KeyCorp 26,432 597,099
M&T Bank Corp. 4,223 1,040,083
PNC Financial Services
Group, Inc. (The) 11,393 2,846,769
Regions Financial Corp. 23,471 726,427
Truist Financial Corp. 35,612 1,846,126
US Bancorp 43,848 2,762,862
Wells Fargo & Co. 86,221 7,453,805
64,838,500
Beverages 1.0%
Brown-Forman Corp., Class
B(a) 4,462 128,193
Coca-Cola Co. (The) 109,207 9,565,441
Constellation Brands, Inc.,
Class A 3,945 513,757
Keurig Dr Pepper, Inc. 38,323 1,192,612
Molson Coors Beverage Co.,
Class B 4,076 169,399
Monster Beverage Corp.* 20,119 1,939,069
PepsiCo, Inc. 38,551 5,380,178
18,888,649
Common Stocks
Shares Value ($)
Biotechnology 1.7%
AbbVie, Inc. 49,855 12,510,614
Amgen, Inc. 15,190 5,850,580
Biogen, Inc.* 4,284 869,438
Gilead Sciences, Inc. 34,998 4,557,090
Incyte Corp.* 4,636 554,095
Moderna, Inc.*(a) 9,808 537,674
Regeneron Pharmaceuticals,
Inc. 2,843 2,168,157
Vertex Pharmaceuticals, Inc.* 7,165 3,418,421
30,466,069
Broadline Retail 4.2%
Amazon.com, Inc.* 275,561 74,836,856
eBay, Inc. 12,750 1,453,628
76,290,484
Building Products 0.5%
A O Smith Corp.(a) 3,430 206,246
Allegion plc 2,239 352,418
Builders FirstSource, Inc.* 2,813 186,896
Carrier Global Corp. 22,163 1,369,895
Johnson Controls International
plc 17,265 2,532,085
Lennox International, Inc. 944 392,591
Masco Corp. 5,528 395,141
Trane Technologies plc 6,243 2,840,253
8,275,525
Capital Markets 3.2%
Ameriprise Financial, Inc. 2,576 1,406,084
Ares Management Corp.,
Class A 5,651 723,837
Bank of New York Mellon
Corp. (The) 19,414 3,034,991
Blackrock, Inc. 4,071 4,438,978
Blackstone, Inc. 21,119 2,697,952
Cboe Global Markets, Inc. 2,952 915,799
Charles Schwab Corp. (The) 46,060 4,847,354
CME Group, Inc. 10,172 2,723,960
Coinbase Global, Inc., Class
A* 6,292 920,268
FactSet Research Systems,
Inc. 1,162 305,838
Franklin Resources, Inc. 8,309 281,343
Goldman Sachs Group, Inc.
(The) 8,312 8,464,775
Interactive Brokers Group,
Inc., Class A 12,563 1,105,418
Intercontinental Exchange, Inc. 16,019 2,442,577
Invesco Ltd. 12,478 369,349
KKR & Co., Inc. 19,363 1,963,989
Moody's Corp. 4,207 2,012,545
Morgan Stanley 33,937 7,141,023
MSCI, Inc., Class A 2,073 1,186,253
Nasdaq, Inc. 12,586 1,185,475
Northern Trust Corp. 5,161 940,283
Raymond James Financial,
Inc. 4,764 838,369
Robinhood Markets, Inc.,
Class A* 22,294 1,929,769
S&P Global, Inc. 8,502 3,502,229
State Street Corp. 7,872 1,449,707

Nationwide S&P 500 Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 6,067 677,987
57,506,152
Chemicals 1.0%
Air Products & Chemicals, Inc. 6,281 1,852,204
Albemarle Corp. 3,320 390,565
CF Industries Holdings, Inc. 4,501 563,480
Corteva, Inc. 18,971 1,493,207
Dow, Inc. 20,240 613,070
DuPont de Nemours, Inc. 3,847 527,039
Ecolab, Inc. 7,191 1,996,437
International Flavors &
Fragrances, Inc. 6,960 551,371
Linde plc 13,027 6,231,856
LyondellBasell Industries NV,
Class A 7,173 445,300
Mosaic Co. (The) 9,146 202,309
PPG Industries, Inc. 6,226 688,098
Sherwin-Williams Co. (The) 6,503 2,216,548
17,771,484
Commercial Services & Supplies 0.4%
Cintas Corp. 9,588 1,961,992
Copart, Inc.* 25,122 731,552
Republic Services, Inc., Class
A 5,676 1,195,082
Rollins, Inc. 7,972 302,697
Veralto Corp. 7,004 659,567
Waste Management, Inc. 10,467 2,371,299
7,222,189
Communications Equipment 1.3%
Arista Networks, Inc.* 29,128 5,253,235
Ciena Corp.* 3,973 1,498,020
Cisco Systems, Inc. 111,454 12,927,549
F5, Inc.* 1,535 617,945
Lumentum Holdings, Inc.* 2,192 1,564,956
Motorola Solutions, Inc. 4,673 2,036,260
23,897,965
Construction & Engineering 0.3%
Comfort Systems USA, Inc. 993 1,717,582
EMCOR Group, Inc. 1,263 1,007,154
Quanta Services, Inc. 4,206 2,806,916
5,531,652
Construction Materials 0.2%
CRH plc 18,907 1,796,354
Martin Marietta Materials, Inc. 1,699 892,213
Vulcan Materials Co. 3,716 998,006
3,686,573
Consumer Finance 0.5%
American Express Co. 14,943 5,024,584
Capital One Financial Corp. 17,633 3,685,473
Synchrony Financial 9,372 710,304
9,420,361
Consumer Staples Distribution & Retail 1.7%
Casey's General Stores, Inc. 1,046 911,066
Costco Wholesale Corp. 12,521 11,918,615
Dollar General Corp. 6,209 788,853
Dollar Tree, Inc.* 5,006 636,813
Kroger Co. (The) 16,423 948,264
Sysco Corp. 13,510 1,151,592
Target Corp. 12,773 1,845,571
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Walmart, Inc. 123,654 13,750,325
31,951,099
Containers & Packaging 0.2%
Amcor plc 12,531 562,391
Avery Dennison Corp. 2,348 398,526
Ball Corp. 7,391 479,676
International Paper Co. 15,241 622,290
Packaging Corp. of America 2,521 619,763
Smurfit Westrock plc 15,049 691,802
3,374,448
Distributors 0.0%
†
Genuine Parts Co. 3,682 457,930
Diversified Telecommunication Services 0.7%
AT&T, Inc. 195,118 4,536,494
Comcast Corp., Class A 101,223 2,425,303
Verizon Communications, Inc. 117,646 5,507,009
12,468,806
Electric Utilities 1.4%
Alliant Energy Corp.(a) 7,569 535,734
American Electric Power Co.,
Inc. 15,257 1,950,608
Constellation Energy Corp. 8,790 2,309,573
Duke Energy Corp. 21,937 2,751,558
Edison International 10,584 776,548
Entergy Corp. 12,760 1,373,231
Evergy, Inc. 6,791 563,721
Eversource Energy 10,260 734,513
Exelon Corp. 28,854 1,322,090
FirstEnergy Corp. 14,666 708,515
NextEra Energy, Inc. 58,747 5,106,289
NRG Energy, Inc. 6,200 832,598
PG&E Corp. 61,898 1,075,787
Pinnacle West Capital Corp.(a) 3,266 329,833
PPL Corp. 20,867 734,727
Southern Co. (The) 31,060 2,936,412
Xcel Energy, Inc. 16,686 1,304,845
25,346,582
Electrical Equipment 1.2%
AMETEK, Inc. 6,494 1,569,665
Eaton Corp. plc 10,956 4,548,931
Emerson Electric Co. 15,853 2,375,096
GE Vernova, Inc. 7,603 7,529,175
Generac Holdings, Inc.* 1,655 326,217
Hubbell, Inc., Class B 1,478 698,429
Rockwell Automation, Inc. 3,169 1,521,374
Vertiv Holdings Co., Class A 10,791 2,606,782
21,175,669
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A 34,674 5,572,112
CDW Corp. 3,501 517,483
Coherent Corp.* 5,512 1,449,049
Corning, Inc. 22,023 3,044,680
Flex Ltd.* 10,359 1,178,336
Jabil, Inc. 2,943 927,192
Keysight Technologies, Inc.* 4,838 1,543,709
TE Connectivity plc 8,277 1,702,496
Teledyne Technologies, Inc.* 1,324 867,975

66 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Zebra Technologies Corp.,
Class A* 1,468 431,328
17,234,360
Energy Equipment & Services 0.2%
Baker Hughes Co., Class A 27,877 1,686,280
Halliburton Co. 23,490 757,552
SLB Ltd. 42,181 2,091,756
4,535,588
Entertainment 1.0%
Electronic Arts, Inc. 6,353 1,333,241
Live Nation Entertainment,
Inc.*(a) 4,454 775,575
Netflix, Inc.* 119,100 8,540,661
Take-Two Interactive Software,
Inc.* 4,910 1,192,737
TKO Group Holdings, Inc.,
Class A(a) 1,814 329,803
Walt Disney Co. (The) 48,926 4,706,192
Warner Bros Discovery, Inc.* 69,912 1,838,686
18,716,895
Financial Services 3.5%
Apollo Global Management,
Inc. 13,098 1,644,978
Berkshire Hathaway, Inc.,
Class B* 51,727 26,460,430
Block, Inc., Class A* 15,449 1,255,077
Corpay, Inc.* 1,817 694,294
Fidelity National Information
Services, Inc. 14,206 636,003
Fiserv, Inc.* 14,524 783,424
Global Payments, Inc. 6,378 536,262
Jack Henry & Associates, Inc.
(a) 2,225 342,739
Mastercard, Inc., Class A 22,734 13,028,855
PayPal Holdings, Inc. 24,678 1,411,828
Visa, Inc., Class A 46,762 17,120,971
63,914,861
Food Products 0.4%
Archer-Daniels-Midland Co. 13,347 1,058,017
Bunge Global SA 3,785 402,080
General Mills, Inc.(a) 14,697 525,418
Hershey Co. (The) 4,155 727,333
Hormel Foods Corp. 8,257 206,507
J M Smucker Co. (The) 2,803 334,286
Kraft Heinz Co. (The)(a) 23,448 606,131
McCormick & Co., Inc.
(Non-Voting) 6,890 350,701
Mondelez International, Inc.,
Class A 36,159 2,253,067
Tyson Foods, Inc., Class A 8,173 473,707
6,937,247
Gas Utilities 0.0%
†
Atmos Energy Corp. 4,667 806,364
Ground Transportation 0.9%
CSX Corp. 52,455 2,643,732
Fedex Freight Holding Co.,
Inc.* 3,051 428,757
JB Hunt Transport Services,
Inc. 2,159 586,708
Common Stocks
Shares Value ($)
Ground Transportation
Norfolk Southern Corp. 6,335 2,125,266
Old Dominion Freight Line, Inc. 5,191 1,101,219
Uber Technologies, Inc.* 57,302 4,031,769
Union Pacific Corp. 16,739 4,889,964
15,807,415
Health Care Equipment & Supplies 1.4%
Abbott Laboratories 49,051 5,184,691
Align Technology, Inc.* 1,793 303,304
Baxter International, Inc. 15,398 402,812
Becton Dickinson & Co. 7,654 1,267,655
Boston Scientific Corp.* 41,834 1,954,903
Cooper Cos., Inc. (The)* 5,581 403,618
Dexcom, Inc.* 11,148 930,300
Edwards Lifesciences Corp.* 16,369 1,408,880
GE HealthCare Technologies,
Inc. 12,607 857,528
IDEXX Laboratories, Inc.* 2,252 1,259,026
Insulet Corp.* 2,049 338,802
Intuitive Surgical, Inc.* 10,018 3,539,660
Medtronic plc 36,163 3,087,958
ResMed, Inc. 4,109 866,917
Solventum Corp.* 4,077 348,339
STERIS plc 2,815 642,946
Stryker Corp. 9,716 3,164,501
Zimmer Biomet Holdings, Inc. 5,540 520,372
26,482,212
Health Care Providers & Services 1.7%
Cardinal Health, Inc. 6,638 1,526,939
Cencora, Inc. 5,487 1,708,323
Centene Corp.* 13,151 818,255
Cigna Group (The) 7,432 2,073,900
CVS Health Corp. 35,887 3,747,679
DaVita, Inc.* 963 231,207
Elevance Health, Inc. 6,089 2,288,490
HCA Healthcare, Inc. 4,416 1,777,837
Henry Schein, Inc.* 2,986 256,049
Humana, Inc. 3,402 1,237,852
Labcorp Holdings, Inc. 2,267 700,956
McKesson Corp. 3,384 2,897,347
Quest Diagnostics, Inc. 2,973 692,739
UnitedHealth Group, Inc. 25,552 10,588,749
Universal Health Services,
Inc., Class B 1,643 276,747
30,823,069
Health Care REITs 0.4%
Alexandria Real Estate
Equities, Inc. 4,492 231,113
Healthpeak Properties, Inc. 18,809 410,601
Ventas, Inc. 13,398 1,252,847
Welltower, Inc. 19,682 4,614,248
6,508,809
Health Care Technology 0.0%
†
Veeva Systems, Inc., Class A* 4,183 852,412
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc. 17,081 429,246
Hotels, Restaurants & Leisure 1.6%
Airbnb, Inc., Class A* 11,553 1,750,511
Booking Holdings, Inc. 21,832 4,211,393
Carnival Corp. Ltd. 36,263 1,008,474

Nationwide S&P 500 Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc.,
Class A* 36,739 1,367,426
Darden Restaurants, Inc. 3,338 679,550
Domino's Pizza, Inc. 922 320,340
DoorDash, Inc., Class A* 10,545 2,068,507
Expedia Group, Inc. 3,195 941,694
Hilton Worldwide Holdings,
Inc. 6,468 2,072,929
Las Vegas Sands Corp. 8,105 396,253
Marriott International, Inc.,
Class A 6,204 2,313,037
McDonald's Corp. 20,089 5,436,887
MGM Resorts International* 4,915 219,061
Norwegian Cruise Line
Holdings Ltd.* 13,986 259,161
Royal Caribbean Cruises Ltd.
(a) 6,922 2,203,273
Starbucks Corp. 32,138 3,382,524
Wynn Resorts Ltd. 2,502 248,474
Yum! Brands, Inc. 7,832 1,200,489
30,079,983
Household Durables 0.2%
DR Horton, Inc. 7,600 1,087,256
Garmin Ltd. 4,571 1,342,868
Lennar Corp., Class A 6,233 513,288
NVR, Inc.* 76 467,176
PulteGroup, Inc. 5,417 685,088
4,095,676
Household Products 0.7%
Church & Dwight Co., Inc. 6,957 687,421
Clorox Co. (The) 3,613 345,150
Colgate-Palmolive Co. 22,738 2,075,979
Kimberly-Clark Corp.(a) 9,363 1,023,470
Procter & Gamble Co. (The) 65,556 9,472,186
13,604,206
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 18,503 271,624
Vistra Corp. 8,984 1,331,339
1,602,963
Industrial Conglomerates 0.3%
3M Co. 14,857 2,618,992
Honeywell International, Inc. 8,954 2,176,270
4,795,262
Industrial REITs 0.2%
Prologis, Inc. 26,221 3,791,819
Insurance 1.7%
Aflac, Inc. 12,698 1,618,741
Allstate Corp. (The) 7,334 1,936,763
American International Group,
Inc. 15,124 1,188,444
Aon plc, Class A 6,051 2,181,688
Arch Capital Group Ltd.* 9,930 998,263
Arthur J Gallagher & Co. 7,249 1,808,046
Assurant, Inc. 1,348 376,348
Brown & Brown, Inc. 7,836 551,654
Chubb Ltd. 10,260 3,597,977
Cincinnati Financial Corp. 4,401 781,970
Erie Indemnity Co., Class A(a) 822 198,957
Common Stocks
Shares Value ($)
Insurance
Everest Group Ltd. 1,077 402,959
Globe Life, Inc. 2,061 375,617
Hartford Insurance Group, Inc.
(The) 7,867 1,116,406
Loews Corp. 4,546 527,381
Marsh & McLennan Cos., Inc. 13,656 2,590,407
MetLife, Inc. 15,527 1,492,610
Principal Financial Group, Inc. 5,535 629,329
Progressive Corp. (The) 16,533 3,495,407
Prudential Financial, Inc. 9,650 1,178,072
Travelers Cos., Inc. (The) 5,920 2,216,211
W R Berkley Corp. 8,292 601,502
Willis Towers Watson plc 2,579 866,338
30,731,090
Interactive Media & Services 7.7%
Alphabet, Inc., Class A 165,209 58,835,881
Alphabet, Inc., Class C 133,166 47,493,654
Meta Platforms, Inc., Class A 61,874 34,445,875
140,775,410
IT Services 0.6%
Accenture plc, Class A 17,357 2,879,873
Akamai Technologies, Inc.*(a) 4,058 467,400
Cognizant Technology
Solutions Corp., Class A 14,086 779,660
Gartner, Inc.* 1,737 262,322
GoDaddy, Inc., Class A* 3,495 289,176
International Business
Machines Corp. 26,367 5,896,980
VeriSign, Inc. 2,394 694,308
11,269,719
Leisure Products 0.0%
†
Hasbro, Inc. 3,648 342,693
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc. 7,978 1,103,916
Bio-Techne Corp. 4,406 317,629
Charles River Laboratories
International, Inc.* 1,516 352,485
Danaher Corp. 17,747 3,460,310
IQVIA Holdings, Inc.* 4,784 1,124,336
Mettler-Toledo International,
Inc.* 561 794,544
Revvity, Inc.(a) 3,164 356,013
Thermo Fisher Scientific, Inc. 10,470 6,012,921
Waters Corp.* 2,716 1,024,774
West Pharmaceutical
Services, Inc. 1,967 670,668
15,217,596
Machinery 1.8%
Caterpillar, Inc. 12,977 10,573,789
Cummins, Inc. 3,897 2,471,478
Deere & Co. 7,111 4,214,476
Dover Corp. 3,804 778,375
Fortive Corp. 8,757 518,502
IDEX Corp. 2,111 486,480
Illinois Tool Works, Inc. 7,398 2,122,856
Ingersoll Rand, Inc. 10,397 866,902
Nordson Corp. 1,454 432,972
Otis Worldwide Corp. 10,657 766,771
PACCAR, Inc. 14,821 1,966,450
Parker-Hannifin Corp. 3,560 3,476,447

68 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Machinery
Pentair plc 4,730 309,531
Snap-on, Inc. 1,464 600,840
Stanley Black & Decker, Inc.
(a) 4,304 407,072
Westinghouse Air Brake
Technologies Corp. 4,810 1,399,037
Xylem, Inc. 6,636 776,213
32,168,191
Media 0.1%
Charter Communications, Inc.,
Class A* 2,562 371,439
EchoStar Corp., Class A* 3,708 311,806
Fox Corp., Class A 5,884 342,625
Fox Corp., Class B 3,851 200,021
News Corp., Class A 9,815 270,501
News Corp., Class B 3,166 99,001
Omnicom Group, Inc. 7,923 623,540
Paramount Skydance Corp.,
Class B(a) 6,522 51,915
Trade Desk, Inc. (The), Class
A* 12,685 228,838
2,499,686
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 40,541 2,539,083
Newmont Corp. 30,078 2,818,610
Nucor Corp. 6,456 1,661,064
Steel Dynamics, Inc. 3,782 950,265
7,969,022
Multi-Utilities 0.6%
Ameren Corp. 7,601 833,146
CenterPoint Energy, Inc.(a) 18,416 774,209
CMS Energy Corp. 8,439 607,524
Consolidated Edison, Inc. 10,181 1,108,202
Dominion Energy, Inc. 24,087 1,666,098
DTE Energy Co. 5,761 817,313
NiSource, Inc. 13,470 598,472
Public Service Enterprise
Group, Inc. 14,080 1,079,654
Sempra 18,411 1,630,294
WEC Energy Group, Inc. 9,056 990,907
10,105,819
Office REITs 0.0%
†
BXP, Inc. 4,321 302,989
Oil, Gas & Consumable Fuels 3.1%
APA Corp.(a) 10,127 377,940
Chevron Corp. 52,877 10,407,780
ConocoPhillips 34,560 4,163,789
Devon Energy Corp. 32,472 1,465,461
Diamondback Energy, Inc. 5,475 1,111,151
EOG Resources, Inc. 14,890 2,213,994
EQT Corp. 17,604 938,117
Expand Energy Corp. 6,718 631,694
ExxonMobil Holdings Corp.* 116,784 18,152,905
Kinder Morgan, Inc. 55,226 1,777,173
Marathon Petroleum Corp. 8,321 2,633,347
Occidental Petroleum Corp. 20,288 1,157,836
ONEOK, Inc. 17,750 1,611,878
Phillips 66 11,366 2,405,955
Targa Resources Corp. 6,055 1,637,090
Texas Pacific Land Corp.(a) 1,583 637,284
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Valero Energy Corp. 8,367 2,618,034
Williams Cos., Inc. (The) 34,449 2,464,481
56,405,909
Passenger Airlines 0.2%
Delta Air Lines, Inc. 18,323 1,602,163
Southwest Airlines Co. 14,057 632,143
United Airlines Holdings, Inc.* 9,123 1,106,894
3,341,200
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 6,917 580,336
Kenvue, Inc. 54,048 1,039,884
1,620,220
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co. 57,446 3,751,798
Eli Lilly & Co. 22,288 25,605,346
Johnson & Johnson 67,746 17,366,687
Merck & Co., Inc. 69,536 9,053,587
Pfizer, Inc. 160,384 4,011,204
Viatris, Inc. 32,490 570,525
Zoetis, Inc., Class A 11,908 920,369
61,279,516
Professional Services 0.4%
Automatic Data Processing,
Inc. 11,358 3,026,453
Broadridge Financial
Solutions, Inc. 3,287 506,034
Equifax, Inc. 3,541 611,247
Jacobs Solutions, Inc. 3,210 433,125
Leidos Holdings, Inc. 3,348 387,029
Paychex, Inc. 9,113 1,064,763
Verisk Analytics, Inc., Class A 3,619 705,162
6,733,813
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 8,195 1,203,108
CoStar Group, Inc.* 12,026 345,868
1,548,976
Residential REITs 0.2%
AvalonBay Communities, Inc. 3,994 741,326
Camden Property Trust 2,776 307,609
Equity Residential 9,260 615,327
Essex Property Trust, Inc. 1,856 527,364
Invitation Homes, Inc. 16,469 489,459
Mid-America Apartment
Communities, Inc. 3,195 422,826
UDR, Inc. 8,220 313,675
3,417,586
Retail REITs 0.3%
Federal Realty Investment
Trust 2,215 274,859
Kimco Realty Corp. 18,592 473,724
Realty Income Corp. 25,949 1,657,363
Regency Centers Corp. 4,708 378,005
Simon Property Group, Inc. 9,174 2,104,241
4,888,192
Semiconductors & Semiconductor Equipment 16.9%
Advanced Micro Devices, Inc.* 45,991 21,898,615
Analog Devices, Inc. 13,783 5,064,012

Nationwide S&P 500 Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Applied Materials, Inc. 22,390 11,366,731
Broadcom, Inc. 133,399 51,929,563
First Solar, Inc.* 2,929 618,107
Intel Corp.* 132,447 11,946,719
KLA Corp. 36,755 6,719,549
Lam Research Corp. 35,226 10,321,922
Marvell Technology, Inc. 24,669 4,626,918
Microchip Technology, Inc. 15,265 1,134,037
Micron Technology, Inc. 31,749 26,130,379
Monolithic Power Systems,
Inc. 1,374 1,959,365
NVIDIA Corp. 682,413 136,994,410
NXP Semiconductors NV 7,099 1,626,807
ON Semiconductor Corp.* 11,099 905,789
Qnity Electronics, Inc. 5,909 775,143
QUALCOMM, Inc. 29,696 4,383,427
Skyworks Solutions, Inc.(a) 4,574 284,869
Teradyne, Inc. 4,418 1,624,454
Texas Instruments, Inc. 25,601 7,059,220
307,370,036
Software 8.6%
Adobe, Inc.* 11,314 2,833,139
AppLovin Corp., Class A* 7,644 3,026,260
Autodesk, Inc.* 5,980 1,400,516
Cadence Design Systems,
Inc.* 7,678 2,610,674
Crowdstrike Holdings, Inc.,
Class A* 28,444 5,428,822
Datadog, Inc., Class A* 9,260 2,481,402
Fair Isaac Corp.* 669 751,267
Fortinet, Inc.* 17,463 2,828,133
Gen Digital, Inc. 16,007 439,392
Intuit, Inc. 7,850 2,481,149
Microsoft Corp. 209,296 97,264,037
Oracle Corp. 47,833 6,212,072
Palantir Technologies, Inc.,
Class A* 64,437 7,929,617
Palo Alto Networks, Inc.* 22,794 7,563,733
PTC, Inc.* 3,087 423,536
Roper Technologies, Inc.(a) 2,817 1,104,179
Salesforce, Inc. 23,049 4,241,477
ServiceNow, Inc.* 28,979 3,223,334
Synopsys, Inc.* 5,397 2,098,138
Trimble, Inc.* 7,121 402,906
Tyler Technologies, Inc.* 1,223 378,641
Workday, Inc., Class A*(a) 5,879 942,639
156,065,063
Specialized REITs 0.7%
American Tower Corp. 13,206 2,289,392
Crown Castle, Inc. 12,131 925,595
Digital Realty Trust, Inc. 9,110 1,717,417
Equinix, Inc. 2,772 2,825,444
Extra Space Storage, Inc. 5,987 886,316
Iron Mountain, Inc. 8,306 1,015,990
Public Storage 4,730 1,533,324
SBA Communications Corp.,
Class A 2,984 540,044
VICI Properties, Inc., Class A 30,788 811,264
Weyerhaeuser Co. 20,991 525,405
13,070,191
Common Stocks
Shares Value ($)
Specialty Retail 1.5%
AutoZone, Inc.* 467 1,408,589
Best Buy Co., Inc. 5,562 479,778
Carvana Co., Class A*(a) 19,947 1,243,895
Home Depot, Inc. (The) 28,082 9,322,101
Lowe's Cos., Inc. 15,824 3,288,385
O'Reilly Automotive, Inc.* 23,140 2,067,559
Ross Stores, Inc. 9,124 2,290,763
TJX Cos., Inc. (The) 31,324 4,928,518
Tractor Supply Co. 14,083 433,334
Ulta Beauty, Inc.* 1,296 664,628
Williams-Sonoma, Inc. 3,304 755,492
26,883,042
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc. 413,816 127,831,901
Dell Technologies, Inc., Class
C 8,150 3,303,765
Hewlett Packard Enterprise
Co. 37,483 1,795,436
HP, Inc. 24,926 679,732
NetApp, Inc. 5,581 996,209
Sandisk Corp.* 4,164 5,058,552
Seagate Technology Holdings
plc 6,318 5,409,029
Super Micro Computer, Inc.* 13,890 394,476
Western Digital Corp. 9,711 5,290,941
150,760,041
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.* 3,848 372,794
Lululemon Athletica, Inc.* 3,053 362,910
NIKE, Inc., Class B 33,610 1,401,873
Ralph Lauren Corp., Class A 1,060 403,161
Tapestry, Inc. 5,582 850,529
3,391,267
Tobacco 0.6%
Altria Group, Inc. 47,353 3,235,631
Philip Morris International, Inc. 43,911 8,379,097
11,614,728
Trading Companies & Distributors 0.3%
Fastenal Co. 32,388 1,545,232
United Rentals, Inc. 1,777 1,917,845
WW Grainger, Inc. 1,234 1,705,659
5,168,736
Water Utilities 0.0%
†
American Water Works Co.,
Inc. 5,671 760,878
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc. 13,074 2,258,011
Total Common Stocks
(cost $570,445,327) 1,813,712,127
Rights 0.0%
†
Number of
Rights
Health Care Equipment & Supplies 0.0%
†
Hologic, Inc., CVR*∞ 6,527 0
Total Rights
(cost $0) 0

70 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide S&P 500 Index Fund
Short-Term Investments 0.0%
†
Shares Value ($)
Money Market Funds 0.0%
†
BlackRock Liquidity FedFund,
Institutional Shares,
3.56%(b)(c) 100,000 100,000
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.64%(b)(c) 100,000 100,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.59%(b)(c) 100,000 100,000
Total Short-Term Investments
(cost $300,000) 300,000
Repurchase Agreement 0.2%
Principal
Amount ($)
CF Secured, LLC,
3.63%, dated 7/31/2026,
due 8/3/2026, repurchase
price $2,823,550,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056;
total market value
$2,880,021.(c) 2,822,696 2,822,696
Total Repurchase Agreement
(cost $2,822,696) 2,822,696
Total Investments
(cost $573,568,023) — 99.7% 1,816,834,823
Other assets in excess of liabilities — 0.3% 6,352,061
NET ASSETS — 100.0%
$ 1,823,186,884
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2026. The total value of securities on loan as of July 31,
2026 was $12,692,620, which was collateralized by cash
used to purchase money market funds and repurchase
agreements with a value of $300,000 and $2,822,696,
respectively, and by $9,894,986 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% - 6.25%, and maturity dates ranging from
8/11/2026 - 5/15/2056, a total value of $13,017,682.
(b) Represents 7-day effective yield as of July 31, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $3,122,696.
CVR Contingent Value Rights
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 26 9/2026 USD 9,775,025 (17,958)
Net contracts (17,958)
Currency:
USD United States Dollar

Nationwide S&P 500 Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 71
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

72 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide S&P 500 Index Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,813,712,127 $ – $ – $ 1,813,712,127
Repurchase Agreement – 2,822,696 – 2,822,696
Rights – – – –
Short-Term Investments 300,000 – – 300,000
Total Assets $ 1,814,012,127 $ 2,822,696 $ – $ 1,816,834,823
Liabilities:
Futures Contracts $ (17,958) $ – $ – $ (17,958)
Total Liabilities $ (17,958) $ – $ – $ (17,958)
Total $ 1,813,994,169 $ 2,822,696 $ – $ 1,816,816,865

Nationwide S&P 500 Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 73
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2026:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (17,958)
Total $ (17,958)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

74 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Closed End Fund 0.0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0.0%
†
NexPoint Diversified Real
Estate Trust 3,703 16,737
Total Closed End Fund
(cost  $34,891) 16,737
Common Stocks 98.7%
Shares
Aerospace & Defense 1.6%
AAR Corp.* 3,456 483,978
AerSale Corp.* 2,815 17,453
Aevex Corp., Class A* 1,602 26,641
AIRO Group Holdings, Inc.* 1,557 10,494
Archer Aviation, Inc., Class
A*(a) 58,513 271,500
Astronics Corp.* 2,751 191,167
Beta Technologies, Inc., Class
A* 3,133 59,308
Cadre Holdings, Inc.(a) 2,776 85,584
Ducommun, Inc.* 1,198 214,466
Eve Holding, Inc.* 7,623 17,685
Firefly Aerospace, Inc.*(a) 7,115 144,648
Innovative Solutions and
Support, Inc.* 1,302 23,814
Intuitive Machines, Inc.*(a) 10,874 134,185
Mercury Systems, Inc.* 4,925 478,218
Moog, Inc., Class A 2,496 973,066
National Presto Industries, Inc. 464 56,339
Park Aerospace Corp. 1,559 52,850
Red Cat Holdings, Inc.*(a) 9,864 74,276
Redwire Corp.*(a) 17,469 150,583
Satellogic , Inc., Class A* 8,961 32,080
Sidus Space, Inc., Class A*(a) 7,480 13,165
Starfighters Space, Inc.*(a) 2,700 9,585
Swarmer, Inc.*(a) 328 12,061
TAT Technologies Ltd.*(a) 1,050 40,845
V2X, Inc.* 2,601 234,714
Virgin Galactic Holdings,
Inc.*(a) 8,636 22,022
Voyager Technologies, Inc.,
Class A*(a) 4,606 112,985
VSE Corp. 2,479 481,893
York Space Systems, Inc.*(a) 1,706 25,129
4,450,734
Air Freight & Logistics 0.1%
Forward Air Corp.* 2,378 33,411
Hub Group, Inc., Class A(a) 5,211 242,468
Radiant Logistics, Inc.* 2,640 21,753
297,632
Automobile Components 1.2%
Adient plc* 6,912 145,429
Cooper-Standard Holdings,
Inc.* 1,289 37,987
Dana, Inc. 9,906 266,769
Dauch Corp.* 21,685 122,520
Dorman Products, Inc.* 2,440 324,910
Fox Factory Holding Corp.* 3,983 71,694
Garrett Motion, Inc. 15,355 478,308
Gentherm , Inc.*(a) 2,962 120,198
Common Stocks
Shares Value ($)
Automobile Components
Goodyear Tire & Rubber Co.
(The)*(a) 24,341 169,170
Holley, Inc.* 9,341 24,940
LCI Industries 2,189 224,066
Motorcar Parts of America,
Inc.* 1,123 15,048
Patrick Industries, Inc.(a) 2,798 230,975
Phinia , Inc. 3,329 244,981
Solid Power, Inc.*(a) 18,704 38,530
Standard Motor Products, Inc. 2,226 85,100
Stoneridge, Inc.* 2,732 18,878
Strattec Security Corp.*(a) 438 38,496
Versigent plc* 6,262 258,934
Visteon Corp.(a) 2,374 248,178
XPEL, Inc. Reg. S*(a) 2,326 103,205
3,268,316
Automobiles 0.1%
Harley-Davidson, Inc.(a) 3,831 94,013
Lucid Group, Inc., Class A*(a) 11,674 86,154
Winnebago Industries, Inc.(a) 2,545 77,062
257,229
Banks 10.9%
1st Source Corp. 1,616 145,020
ACNB Corp. 981 63,255
Amalgamated Financial Corp. 1,707 84,292
Amerant Bancorp, Inc., Class
A(a) 2,744 81,222
Ameris Bancorp 5,612 489,422
Ames National Corp. 815 24,931
Arrow Financial Corp. 1,610 64,142
Associated Banc-Corp. 13,716 423,550
Atlantic Union Bankshares
Corp.(a) 12,542 532,157
Avidbank Holdings, Inc.* 836 27,262
Avidia Bancorp, Inc. 1,668 37,196
Axos Financial, Inc.* 4,494 455,737
Banc of California, Inc. 11,838 226,698
BancFirst Corp. 1,898 214,132
Bancorp, Inc. (The)* 3,487 233,873
Bank First Corp. 921 140,674
Bank of Hawaii Corp. 3,221 257,358
Bank of Marin Bancorp 1,589 46,335
Bank of NT Butterfield & Son
Ltd. (The) 3,569 218,744
Bank7 Corp. 530 26,648
BankUnited, Inc. 5,879 274,255
Bankwell Financial Group, Inc. 534 36,392
Banner Corp. 2,942 207,146
Bar Harbor Bankshares 1,692 67,189
BayCom Corp. 708 21,367
BCB Bancorp, Inc. 1,748 17,462
Beacon Financial Corp. 6,899 217,387
Blue Ridge Bankshares , Inc. 5,551 19,484
Bridgewater Bancshares, Inc.* 2,041 41,800
Burke & Herbert Financial
Services Corp. 1,244 91,123
Business First Bancshares,
Inc.(a) 2,500 79,550
BV Financial, Inc.* 722 14,830
Byline Bancorp, Inc. 2,438 95,740
C&F Financial Corp. 266 21,969

Nationwide Small Cap Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Banks
California BanCorp 2,416 51,461
Camden National Corp. 1,648 95,403
Capital Bancorp, Inc. 1,054 39,346
Capital City Bank Group, Inc. 1,318 68,365
Capitol Federal Financial, Inc. 10,095 89,240
Carter Bankshares , Inc.(a) 2,110 72,964
Cathay General Bancorp 5,527 349,251
CB Financial Services, Inc. 385 14,103
Central Pacific Financial Corp. 2,137 84,198
CF Bankshares , Inc. 579 20,589
Chain Bridge Bancorp, Inc.,
Class A* 266 12,114
Chemung Financial Corp. 331 26,973
ChoiceOne Financial Services,
Inc. 1,054 35,868
Citizens & Northern Corp. 1,690 42,909
Citizens Community Bancorp,
Inc. 1,130 24,860
Citizens Financial Services,
Inc. 482 37,365
City Holding Co.(a) 1,250 181,387
Civista Bancshares, Inc. 2,010 58,411
CNB Financial Corp. 2,348 82,415
Coastal Financial Corp.* 1,187 48,655
CoastalSouth Bancshares, Inc. 623 16,989
Colony Bankcorp , Inc. 2,095 45,922
Columbia Financial, Inc.(a) 23,333 252,230
Commercial Bancgroup, Inc. 900 30,816
Community Bancorp 448 18,122
Community Financial System,
Inc. 4,602 298,256
Community Trust Bancorp, Inc. 1,299 101,907
Community West Bancshares 2,104 52,663
ConnectOne Bancorp, Inc. 4,309 141,938
Customers Bancorp, Inc.* 2,761 217,235
CVB Financial Corp.(a) 14,503 324,432
Dime Commercial Bancshares,
Inc. 3,634 148,122
Eagle Bancorp Montana, Inc. 973 22,797
Eagle Bancorp, Inc.(a) 2,601 72,178
Eagle Financial Services, Inc. 541 21,938
Eastern Bankshares , Inc.(a) 18,366 421,683
ECB Bancorp, Inc.* 562 11,549
Enterprise Financial Services
Corp. 3,305 219,155
Equity Bancshares, Inc., Class
A 1,610 81,595
Esquire Financial Holdings,
Inc.(a) 649 83,864
Farmers & Merchants
Bancorp, Inc. 1,241 41,400
Farmers National Banc Corp. 4,682 74,256
FB Bancorp, Inc.* 1,127 17,418
FB Financial Corp. 3,841 231,920
Fidelity D&D Bancorp, Inc. 275 14,465
Financial Institutions, Inc. 1,595 66,129
Finwise Bancorp* 766 10,540
First Bancorp(a) 16,432 598,241
First Bancorp, Inc. (The) 1,136 39,874
First Bank 2,232 41,359
First Busey Corp. 7,386 227,932
Common Stocks
Shares Value ($)
Banks
First Business Financial
Services, Inc. 829 58,204
First Capital, Inc.(a) 272 17,212
First Commonwealth Financial
Corp. 9,106 196,052
First Community Bankshares ,
Inc.(a) 1,523 72,678
First Community Corp. 894 30,539
First Financial Bancorp 9,014 304,944
First Financial Bankshares ,
Inc. 11,678 410,365
First Financial Corp. 923 74,348
First Guaranty Bancshares,
Inc. 789 7,566
First Internet Bancorp 732 21,565
First Interstate BancSystem ,
Inc., Class A 8,118 308,646
First Merchants Corp. 5,771 248,961
First Mid Bancshares, Inc. 1,958 101,992
First National Corp. 662 21,018
First Northern Community
Bancorp* 1,355 24,932
First United Corp. 523 23,085
First Western Financial, Inc.* 827 25,761
Firstsun Capital Bancorp* 2,263 87,533
Five Star Bancorp 1,205 56,864
Flagstar Bank NA 26,913 382,703
Franklin Financial Services
Corp. 352 22,232
FS Bancorp, Inc. 627 26,905
Fulton Financial Corp. 16,129 392,419
FVCBankcorp , Inc. 1,613 29,986
GBank Financial Holdings,
Inc.* 827 17,218
German American Bancorp,
Inc. 3,329 169,379
Glacier Bancorp, Inc. 11,518 567,722
Great Southern Bancorp, Inc. 781 62,722
Greene County Bancorp, Inc. 583 19,507
Hancock Whitney Corp. 7,454 573,958
Hanmi Financial Corp. 2,375 75,715
Hanover Bancorp, Inc. 381 9,999
Hawthorn Bancshares, Inc. 497 19,378
HBT Financial, Inc. 1,617 57,953
Heritage Financial Corp.(a) 3,557 105,750
Hilltop Holdings, Inc. 3,627 143,049
Hingham Institution for
Savings(a) 139 39,640
Home Bancorp, Inc. 706 50,366
Home BancShares , Inc. 17,322 538,195
HomeTrust Bancshares, Inc. 1,203 61,582
Hope Bancorp, Inc. 11,070 155,091
Horizon Bancorp, Inc. 4,995 102,148
Independent Bank Corp. 5,997 421,507
International Bancshares Corp. 4,893 374,510
Investar Holding Corp. 1,254 37,770
Isabella Bank Corp. 615 24,422
John Marshall Bancorp, Inc. 1,161 26,935
Kearny Financial Corp. 5,214 50,002
Lakeland Financial Corp. 2,196 137,579
Landmark Bancorp, Inc. 374 11,721
LCNB Corp. 1,476 29,240

76 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Live Oak Bancshares, Inc. 3,110 133,108
MainStreet Bancshares, Inc. 590 13,605
Mechanics Bancorp 3,338 56,045
Mercantile Bank Corp. 1,336 80,267
Meridian Corp. 802 15,751
Metrocity Bankshares , Inc. 2,205 78,013
Metropolitan Bank Holding
Corp. 1,021 94,422
Mid Penn Bancorp, Inc. 2,064 79,134
Midland States Bancorp, Inc. 1,730 58,249
MVB Financial Corp. 1,268 38,864
National Bank Holdings Corp.,
Class A 3,735 161,315
National Bankshares , Inc. 541 21,965
NB Bancorp, Inc. 3,682 84,723
NBT Bancorp, Inc.(a) 4,584 241,348
Nicolet Bankshares , Inc.(a) 1,720 293,982
Northeast Bank 606 75,247
Northeast Community
Bancorp, Inc. 1,315 35,110
Northpointe Bancshares, Inc. 2,026 35,455
Northrim Bancorp, Inc. 2,060 54,611
Northwest Bancshares, Inc.(a) 12,812 201,661
Norwood Financial Corp. 1,038 35,282
Oak Valley Bancorp 720 24,386
OceanFirst Financial Corp. 7,363 142,179
OFG Bancorp 3,451 182,420
Ohio Valley Banc Corp. 315 13,249
Old National Bancorp 30,755 819,313
Old Second Bancorp, Inc. 4,076 103,082
OP Bancorp(a) 1,617 25,225
Orange County Bancorp, Inc. 1,076 41,157
Origin Bancorp, Inc. 2,781 152,204
Orrstown Financial Services,
Inc. 1,888 80,674
Park National Corp.(a) 1,500 312,225
Parke Bancorp, Inc. 1,047 35,755
Pathward Financial, Inc. 1,807 159,450
PCB Bancorp 1,147 31,967
Peapack-Gladstone Financial
Corp. 1,482 68,142
Peoples Bancorp of North
Carolina, Inc. 447 19,221
Peoples Bancorp, Inc. 3,570 148,726
Peoples Financial Services
Corp. 922 64,872
Pioneer Bancorp, Inc.* 659 11,348
Plumas Bancorp 659 40,403
Ponce Financial Group, Inc.* 1,872 37,777
Preferred Bank(a) 816 85,223
Primis Financial Corp. 2,333 37,375
Princeton Bancorp, Inc. 481 19,836
Provident Financial Services,
Inc. 11,105 274,071
QCR Holdings, Inc. 1,441 148,351
RBB Bancorp 1,675 44,170
Red River Bancshares, Inc. 432 43,438
Renasant Corp. 8,049 350,695
Republic Bancorp, Inc., Class
A 820 81,623
Rhinebeck Bancorp, Inc. 775 9,300
Common Stocks
Shares Value ($)
Banks
Richmond Mutual BanCorp ,
Inc. 714 11,174
S&T Bancorp, Inc. 3,023 157,649
Seacoast Banking Corp. of
Florida 8,489 294,908
ServisFirst Bancshares, Inc.(a) 4,546 406,867
Shore Bancshares, Inc.(a) 3,037 74,406
Sierra Bancorp 1,191 48,545
Simmons First National Corp.,
Class A 12,656 298,555
SmartFinancial , Inc. 1,494 78,286
South Plains Financial, Inc. 1,465 65,691
Southern First Bancshares,
Inc.* 853 53,227
Southern Missouri Bancorp,
Inc. 803 62,160
Southside Bancshares, Inc.(a) 2,581 83,908
SR Bancorp, Inc. 624 12,199
Sterling Bancorp, Inc.*^∞(a) 1,601 0
Stock Yards Bancorp, Inc. 2,298 195,560
Texas Capital Bancshares, Inc. 3,803 375,927
Third Coast Bancshares, Inc.* 1,443 63,261
Timberland Bancorp, Inc. 518 23,222
Tompkins Financial Corp. 1,222 122,004
Towne Bank(a) 7,946 301,233
TriCo Bancshares 2,678 154,092
Triumph Financial, Inc.* 2,046 155,353
TrustCo Bank Corp. 1,515 86,325
Trustmark Corp. 4,982 236,396
UMB Financial Corp. 6,480 944,330
United Bankshares , Inc. 11,873 575,247
United Community Banks, Inc. 9,834 348,517
Unity Bancorp, Inc. 721 42,460
Univest Financial Corp. 2,692 119,094
USCB Financial Holdings, Inc. 1,204 26,452
Valley National Bancorp 43,526 621,987
Virginia National Bankshares
Corp. 447 20,470
WaFd , Inc. 6,414 235,843
Washington Trust Bancorp,
Inc. 1,821 70,983
WesBanco, Inc. 7,672 317,467
West Bancorp, Inc. 1,590 44,599
Westamerica Bancorp 2,017 121,323
Western New England
Bancorp, Inc. 1,601 20,701
WSFS Financial Corp. 4,557 365,471
29,942,618
Beverages 0.2%
Boston Beer Co., Inc. (The),
Class A* 689 126,225
MGP Ingredients, Inc. 1,080 19,116
National Beverage Corp. 2,138 67,646
Vita Coco Co., Inc. (The)* 4,332 285,652
498,639
Biotechnology 9.9%
4D Molecular Therapeutics,
Inc.* 3,766 38,338
Abeona Therapeutics, Inc.*(a) 3,834 24,614
Absci Corp.*(a) 12,273 95,484

Nationwide Small Cap Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Biotechnology
ACADIA Pharmaceuticals,
Inc.* 10,985 284,182
Achieve Life Sciences, Inc.*(a) 6,847 43,958
Acumen Pharmaceuticals,
Inc.* 4,200 9,030
ADC Therapeutics SA* 8,122 8,528
ADMA Biologics, Inc.* 20,373 172,356
Agenus, Inc.*(a) 3,415 25,612
Agios Pharmaceuticals, Inc.* 4,995 149,950
Akebia Therapeutics, Inc.* 21,981 29,015
Aktis Oncology, Inc.* 1,903 41,999
Alector , Inc.* 8,494 12,826
Alkermes plc*(a) 14,588 714,666
Allogene Therapeutics, Inc.* 23,525 44,227
Altimmune , Inc.* 17,598 49,978
ALX Oncology Holdings, Inc.* 9,510 18,449
AnaptysBio , Inc.* 1,743 93,006
Anavex Life Sciences
Corp.*(a) 6,627 18,224
Anika Therapeutics, Inc.* 974 18,779
Annexon , Inc.*(a) 13,766 70,138
Apogee Therapeutics, Inc.* 3,938 528,046
Arbutus Biopharma Corp.* 13,888 60,274
Arcturus Therapeutics
Holdings, Inc.*(a) 2,240 12,902
Arcus Biosciences, Inc.* 7,619 214,780
Arcutis Biotherapeutics, Inc.* 9,762 262,207
Ardelyx , Inc.*(a) 21,541 106,628
Armata Pharmaceuticals,
Inc.*(a) 1,178 5,348
ArriVent Biopharma, Inc.*(a) 3,337 99,509
ARS Pharmaceuticals, Inc.*(a) 5,617 28,815
Artiva Biotherapeutics, Inc.* 843 8,514
Assembly Biosciences, Inc.* 861 21,620
Atrium Therapeutics, Inc.* 946 10,737
Aura Biosciences, Inc.* 4,287 30,052
Aurinia Pharmaceuticals, Inc.* 10,129 150,720
Avalo Therapeutics, Inc.*(a) 3,719 67,872
Beam Therapeutics, Inc.*(a) 8,460 215,899
Benitec Biopharma, Inc.* 1,890 22,132
Bicara Therapeutics, Inc.*(a) 3,909 105,934
BioCryst Pharmaceuticals,
Inc.*(a) 19,677 176,699
Biohaven Ltd.* 11,819 159,556
Black Diamond Therapeutics,
Inc.* 5,128 8,666
Bright Minds Biosciences,
Inc.*(a) 677 49,597
C4 Therapeutics, Inc.* 8,987 31,275
Cabaletta Bio, Inc.* 9,987 26,765
CAMP4 Therapeutics
Corp.*(a) 2,660 9,177
Candel Therapeutics, Inc.*(a) 5,594 55,996
Canton Strategic Holdings,
Inc.*(a) 3,911 7,548
Capricor Therapeutics, Inc.*(a) 4,754 18,303
CareDx , Inc.* 4,549 198,837
Caribou Biosciences, Inc.* 8,214 11,992
Cartesian Therapeutics, Inc.* 660 5,148
Celcuity , Inc.*(a) 3,283 283,586
Celldex Therapeutics, Inc.* 6,909 262,957
Century Therapeutics, Inc.*(a) 10,846 21,909
Common Stocks
Shares Value ($)
Biotechnology
CG oncology, Inc.*(a) 6,428 457,609
Climb Bio, Inc.* 3,124 37,176
Cogent Biosciences, Inc.* 14,515 565,069
Coherus Oncology, Inc.* 9,257 13,052
Compass Therapeutics, Inc.* 10,391 19,847
Corbus Pharmaceuticals
Holdings, Inc.* 1,452 13,024
Corvus Pharmaceuticals,
Inc.*(a) 5,749 76,232
Crescent Biopharma, Inc.*(a) 1,907 27,594
CRISPR Therapeutics AG*(a) 8,117 389,535
Cullinan Therapeutics, Inc.*(a) 5,355 88,357
Cytokinetics, Inc.* 11,442 882,521
CytomX Therapeutics, Inc.* 15,785 48,933
Damora Therapeutics, Inc.* 4,710 136,543
Denali Therapeutics, Inc.* 13,006 299,398
Design Therapeutics, Inc.* 2,747 33,458
DiaMedica Therapeutics, Inc.* 3,498 22,177
Dianthus Therapeutics, Inc.*(a) 4,181 447,033
Disc Medicine, Inc.*(a) 2,361 181,797
Dyne Therapeutics, Inc.* 13,198 332,326
Editas Medicine, Inc.* 7,650 19,737
Eikon Therapeutics, Inc.* 1,893 17,435
Eledon Pharmaceuticals, Inc.* 7,160 24,201
Elicio Therapeutics, Inc.*(a) 2,009 5,625
Emergent BioSolutions, Inc.* 4,090 29,530
Enanta Pharmaceuticals, Inc.* 2,773 34,940
Entrada Therapeutics, Inc.*(a) 2,081 14,130
Erasca , Inc.* 19,369 351,547
Evommune , Inc.*(a) 1,156 13,005
Fennec Pharmaceuticals, Inc.* 2,546 24,365
First Tracks Biotherapeutics,
Inc.*(a) 2,064 90,899
Foghorn Therapeutics, Inc.* 3,958 17,930
Forte Biosciences, Inc.* 1,706 130,680
Galectin Therapeutics, Inc.*(a) 4,010 11,910
Generate Biomedicines,
Inc.*(a) 2,156 30,184
Geron Corp.* 45,380 58,540
GRAIL, Inc.*(a) 3,634 249,147
Greenwich Lifesciences,
Inc.*(a) 536 7,236
Gyre Therapeutics, Inc.*(a) 2,053 11,805
Hyperliquid Strategies, Inc.*(a) 11,272 69,999
Ideaya Biosciences, Inc.*(a) 7,115 252,583
Immix Biopharma, Inc.* 3,633 30,227
Immuneering Corp., Class
A*(a) 4,764 19,675
ImmunityBio , Inc.*(a) 32,946 236,223
Immunome, Inc.*(a) 9,251 210,553
Immunovant , Inc.* 7,272 280,845
Inhibikase Therapeutics, Inc.* 8,689 18,942
Inhibrx Biosciences, Inc.* 842 69,086
Intellia Therapeutics, Inc.*(a) 11,457 122,361
Invivyd , Inc.* 19,100 10,218
Iovance Biotherapeutics,
Inc.*(a) 35,149 143,056
Ironwood Pharmaceuticals,
Inc., Class A* 13,581 57,448
Jade Biosciences, Inc.* 2,903 57,334
Janux Therapeutics, Inc.* 3,822 57,980
Kailera Therapeutics, Inc.*(a) 4,088 69,251

78 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Karyopharm Therapeutics,
Inc.* 1,734 3,329
Keros Therapeutics, Inc.* 1,548 15,588
Kiniksa Pharmaceuticals
International plc, Class A*(a) 3,722 276,693
Kodiak Sciences, Inc.*(a) 3,493 145,239
Korro Bio, Inc.* 1,167 12,102
Krystal Biotech, Inc.* 2,263 771,955
Kura Oncology, Inc.* 7,485 67,440
Kymera Therapeutics, Inc.* 5,451 563,633
Kyverna Therapeutics, Inc.*(a) 3,729 27,222
Larimar Therapeutics, Inc.* 6,129 23,413
Lexeo Therapeutics, Inc.* 6,750 27,877
Lineage Cell Therapeutics,
Inc.* 15,991 17,270
Lyell Immunopharma , Inc.* 847 10,960
MacroGenics , Inc.* 5,536 20,428
MannKind Corp.*(a) 27,082 105,891
MapLight Therapeutics, Inc.* 932 12,135
MeiraGTx Holdings plc*(a) 5,278 62,228
MiMedx Group, Inc.* 9,354 38,632
Mineralys Therapeutics,
Inc.*(a) 5,076 129,540
Minerva Neurosciences, Inc.* 2,866 11,407
Mirum Pharmaceuticals,
Inc.*(a) 4,135 438,103
Monopar Therapeutics, Inc.*(a) 383 41,498
Monte Rosa Therapeutics,
Inc.*(a) 6,549 108,189
Myriad Genetics, Inc.* 7,814 22,348
Neurogene , Inc.* 1,023 33,646
Nkarta , Inc.* 4,753 9,934
Novavax, Inc.*(a) 13,540 99,113
Nurix Therapeutics, Inc.* 8,073 187,374
Nuvectis Pharma, Inc.*(a) 1,565 33,679
Ocugen , Inc.*(a) 30,060 36,974
Olema Pharmaceuticals,
Inc.*(a) 6,946 79,532
OnKure Therapeutics, Inc.,
Class A* 2,221 8,484
Opus Genetics, Inc.*(a) 4,814 17,860
Organogenesis Holdings, Inc.,
Class A* 7,396 17,529
ORIC Pharmaceuticals, Inc.* 6,609 73,162
Oruka Therapeutics, Inc.*(a) 4,451 429,566
Ovid therapeutics, Inc.* 13,473 29,910
Palisade Bio, Inc.* 13,052 24,734
Palvella Therapeutics, Inc.*(a) 971 135,008
Perspective Therapeutics,
Inc.* 9,096 26,469
Praxis Precision Medicines,
Inc.* 2,220 683,383
Precigen , Inc.*(a) 17,133 107,424
Precision BioSciences , Inc.* 2,104 14,707
Prelude Therapeutics, Inc.* 2,457 11,302
Prime Medicine, Inc.* 8,653 25,267
ProKidney Corp., Class A*(a) 6,592 10,152
Protagonist Therapeutics, Inc.* 5,341 729,794
Protalix BioTherapeutics , Inc.* 5,979 14,170
Protara Therapeutics, Inc.* 4,120 16,150
Prothena Corp. plc* 3,465 28,136
PTC Therapeutics, Inc.* 7,225 491,372
Common Stocks
Shares Value ($)
Biotechnology
Puma Biotechnology, Inc.* 3,745 29,698
Recursion Pharmaceuticals,
Inc., Class A*(a) 45,267 135,801
REGENXBIO, Inc.* 4,293 41,599
Relay Therapeutics, Inc.* 14,306 269,382
Replimune Group, Inc.*(a) 7,028 78,714
Rezolute , Inc.* 6,066 28,632
Rhythm Pharmaceuticals, Inc.* 4,808 477,194
Rigel Pharmaceuticals, Inc.* 1,639 60,332
Rocket Pharmaceuticals, Inc.* 8,712 27,094
SAB Biotherapeutics, Inc.* 3,780 13,495
Sagimet Biosciences, Inc.,
Class A* 5,196 36,944
Sana Biotechnology, Inc.* 16,314 51,063
Sarepta Therapeutics, Inc.*(a) 9,200 136,712
Savara, Inc.*(a) 13,510 73,765
Scholar Rock Holding Corp.* 9,727 460,038
SELLAS Life Sciences Group,
Inc.*(a) 15,916 159,319
Shattuck Labs, Inc.* 5,458 38,588
Sionna Therapeutics, Inc.*(a) 1,637 77,152
Solid Biosciences, Inc.*(a) 6,977 56,235
Spruce Biosciences, Inc.*(a) 239 10,236
Spyre Therapeutics, Inc.* 6,468 635,998
Stoke Therapeutics, Inc.*(a) 4,871 140,577
Surrozen , Inc.* 638 14,170
Sutro Biopharma, Inc.* 1,412 34,128
Syndax Pharmaceuticals,
Inc.*(a) 7,849 149,523
Tango Therapeutics, Inc.* 12,447 338,309
Taysha Gene Therapies, Inc.* 21,194 124,197
Tectonic Therapeutic, Inc.* 964 27,021
Tenax Therapeutics, Inc.* 2,223 30,455
TG Therapeutics, Inc.*(a) 12,676 659,532
Tonix Pharmaceuticals Holding
Corp.*(a) 1,061 10,621
Travere Therapeutics, Inc.* 7,819 437,004
TriSalus Life Sciences, Inc.* 4,450 20,203
Twist Bioscience Corp.*(a) 5,423 496,476
Tyra Biosciences, Inc.*(a) 3,259 103,897
Ultragenyx Pharmaceutical,
Inc.* 8,526 212,383
Unicycive Therapeutics, Inc.* 2,131 10,676
Upstream Bio, Inc.* 2,650 16,721
UroGen Pharma Ltd.*(a) 3,759 143,744
Vanda Pharmaceuticals, Inc.* 4,561 23,261
Vaxcyte , Inc.* 11,636 629,275
Vera Therapeutics, Inc., Class
A* 5,448 174,881
Veracyte , Inc.* 7,092 328,501
Verastem , Inc.* 7,538 43,720
Vericel Corp.* 4,333 199,145
Vir Biotechnology, Inc.*(a) 10,897 94,368
Viridian Therapeutics, Inc.* 7,970 150,792
Vor BioPharma, Inc.*(a) 3,610 76,351
Voyager Therapeutics, Inc.* 3,762 11,399
Whitehawk Therapeutics, Inc.* 2,884 11,103
X4 Pharmaceuticals, Inc.* 7,216 28,720
Xencor , Inc.*(a) 5,838 117,986
Xenon Pharmaceuticals, Inc.* 8,524 534,199
Z Squared, Inc.*(a) 3,937 18,937
Zenas Biopharma, Inc.*(a) 2,515 79,072

Nationwide Small Cap Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Biotechnology
Zentalis Pharmaceuticals, Inc.* 4,477 21,221
Zura Bio Ltd., Class A* 5,187 28,165
Zymeworks , Inc.* 4,069 89,274
27,019,616
Broadline Retail 0.1%
1stdibs.com, Inc.* 2,135 9,031
Groupon, Inc., Class A*(a) 2,127 58,663
Kohl's Corp. 9,771 187,017
Pattern Group, Inc., Class A* 2,920 67,218
Savers Value Village, Inc.* 3,190 32,729
354,658
Building Products 1.2%
Apogee Enterprises, Inc. 1,968 77,933
AZZ, Inc. 2,640 382,061
CSW Industrials, Inc.(a) 1,417 451,924
Gibraltar Industries, Inc.* 2,681 113,299
Griffon Corp. 3,348 288,497
Insteel Industries, Inc. 1,562 47,875
Janus International Group,
Inc.* 11,940 61,252
Masterbrand, Inc.*(a) 17,188 141,801
Quanex Building Products
Corp.(a) 4,210 75,106
Resideo Technologies, Inc.* 11,832 405,838
Tecnoglass Holdings, Inc.(a) 2,182 94,786
UFP Industries, Inc. 4,991 432,919
Zurn Elkay Water Solutions
Corp. 13,160 664,712
3,238,003
Capital Markets 2.1%
Acadian Asset Management,
Inc. 2,516 217,609
AlTi Global, Inc.*(a) 3,349 12,056
Artisan Partners Asset
Management, Inc., Class A 5,703 223,786
Bakkt , Inc., Class A*(a) 2,847 20,413
BGC Group, Inc., Class A 32,833 378,236
BRC Group Holdings, Inc.*(a) 2,198 15,738
Chaince Digital Holdings,
Inc.*(a) 6,169 17,211
Cohen & Steers, Inc. 2,477 203,783
DigitalBridge Group, Inc. 15,915 252,571
Donnelley Financial Solutions,
Inc.* 2,212 104,628
GCM Grosvenor, Inc., Class A 5,394 67,317
Gemini Space Station, Inc.,
Class A*(a) 3,892 15,179
Innventure , Inc.*(a) 5,442 17,523
Marex Group Ltd. 5,507 357,514
MarketWise , Inc. 149 2,935
Miami International Holdings,
Inc.* 6,753 317,661
Moelis & Co., Class A 5,946 398,858
Patria Investments Ltd., Class
A 6,010 65,028
Perella Weinberg Partners,
Class A(a) 6,277 110,789
Piper Sandler Cos. 6,137 465,185
PJT Partners, Inc., Class A 2,131 358,669
Common Stocks
Shares Value ($)
Capital Markets
Ridgepost Capital, Inc., Class
A 4,888 42,134
Silvercrest Asset Management
Group, Inc., Class A 750 7,710
StepStone Group, Inc., Class
A(a) 6,696 293,687
StoneX Group, Inc.* 9,559 731,933
Victory Capital Holdings, Inc.,
Class A(a) 3,725 368,887
Virtus Investment Partners,
Inc. 578 92,104
Wealthfront Corp.* 3,540 33,595
Webull Corp.*(a) 29,730 209,894
Westwood Holdings Group,
Inc. 624 11,962
WisdomTree, Inc.(a) 11,585 224,401
5,638,996
Chemicals 1.8%
AdvanSix , Inc. 2,176 43,651
Alto Ingredients, Inc.* 6,560 31,226
Ashland, Inc.(a) 3,986 289,424
ASP Isotopes, Inc.*(a) 10,352 41,408
Aspen Aerogels, Inc.* 5,435 25,164
Avient Corp. 8,086 293,684
Balchem Corp. 2,821 472,673
Cabot Corp. 4,531 398,819
Chemours Co. (The) 13,180 218,920
Core Molding Technologies,
Inc.* 718 16,916
Ecovyst , Inc.* 9,409 113,473
Flotek Industries, Inc.*(a) 1,261 29,684
FMC Corp. 11,311 121,141
Hawkins, Inc. 1,745 223,412
HB Fuller Co. 4,810 265,993
Huntsman Corp. 15,007 146,468
Ingevity Corp.* 3,040 222,254
Innospec, Inc. 2,237 192,337
Intrepid Potash, Inc.* 920 31,243
Koppers Holdings, Inc. 1,646 80,687
Kronos Worldwide, Inc. 2,115 12,732
LSB Industries, Inc.* 5,324 57,925
Mativ Holdings, Inc. 5,403 47,168
Minerals Technologies, Inc. 2,677 204,095
Orion SA 4,911 33,149
Perimeter Solutions, Inc.* 13,310 407,419
PureCycle Technologies,
Inc.*(a) 12,925 82,332
Quaker Chemical Corp.(a) 1,185 190,216
Rayonier Advanced Materials,
Inc.* 5,972 53,449
Sensient Technologies Corp. 3,787 468,338
Stepan Co. 1,966 126,099
Trinseo plc* 2,988 5
Tronox Holdings plc(a) 10,598 61,892
Valhi, Inc. 254 3,414
5,006,810
Commercial Services & Supplies 1.6%
ABM Industries, Inc. 5,148 246,641
ACCO Brands Corp. 7,942 33,515
ACV Auctions, Inc., Class A* 15,178 113,683
BrightView Holdings, Inc.* 5,944 77,510

80 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Brink's Co. (The)(a) 3,656 433,053
Casella Waste Systems, Inc.,
Class A*(a) 5,569 499,595
Cimpress plc* 1,518 149,827
Civeo Corp.* 943 29,714
CoreCivic , Inc.* 8,710 260,429
Deluxe Corp.(a) 4,047 104,696
Ennis, Inc. 2,069 45,104
Enviri Corp.* 2,062 45,735
GEO Group, Inc. (The)* 11,320 349,675
Healthcare Services Group,
Inc.* 6,182 144,041
HNI Corp.(a) 6,234 280,592
Interface, Inc., Class A(a) 4,966 170,135
Liquidity Services, Inc.* 2,099 81,819
MillerKnoll , Inc. 6,203 139,692
NLI Holdings, Inc. 865 4,965
Onterris , Inc.* 3,160 66,328
OPENLANE, Inc.* 9,469 376,487
Perma-Fix Environmental
Services, Inc.*(a) 1,779 29,531
Pitney Bowes, Inc. 9,666 169,445
Quad/Graphics, Inc. 3,153 32,760
UniFirst Corp. 1,300 380,874
Vestis Corp.* 8,289 119,859
4,385,705
Communications Equipment 1.0%
ADTRAN Holdings, Inc.*(a) 6,862 58,396
Aviat Networks, Inc.* 956 19,579
BK Technologies Corp.* 239 19,120
Calix, Inc.*(a) 5,230 187,757
Clearfield, Inc.* 1,024 30,986
Digi International, Inc.*(a) 3,199 223,034
Extreme Networks, Inc.* 11,452 345,163
Harmonic, Inc.* 9,862 113,906
Inseego Corp.* 1,103 7,754
KVH Industries, Inc.* 1,094 10,130
Lantronix , Inc.* 3,255 17,512
NETGEAR, Inc.* 2,222 53,684
NetScout Systems, Inc.* 6,247 254,066
Ondas, Inc.*(a) 42,911 321,403
Ribbon Communications, Inc.* 7,451 15,945
Viasat , Inc.*(a) 11,036 849,000
Vistance Networks, Inc. 19,789 232,323
2,759,758
Construction & Engineering 1.7%
Ameresco, Inc., Class A*(a) 2,964 62,452
Arcosa , Inc. 4,282 621,746
Argan, Inc.(a) 1,197 682,805
Bowman Consulting Group
Ltd., Class A* 1,213 32,569
Cardinal Infrastructure Group,
Inc., Class A*(a) 1,511 93,516
Centuri Holdings, Inc.* 7,877 219,296
Concrete Pumping Holdings,
Inc.* 1,916 18,643
Construction Partners, Inc.,
Class A*(a) 4,235 437,687
Fluor Corp.* 12,550 629,634
Granite Construction, Inc. 3,923 474,565
INNOVATE Corp.* 494 4,011
Common Stocks
Shares Value ($)
Construction & Engineering
Legence Corp., Class A* 5,165 330,198
Limbach Holdings, Inc.*(a) 990 70,983
Matrix Service Co.* 2,369 27,480
MYR Group, Inc.* 1,367 455,512
NWPX Infrastructure, Inc.* 848 104,372
Orion Group Holdings, Inc.* 3,505 34,279
Tutor Perini Corp. 4,055 339,606
4,639,354
Construction Materials 0.2%
Knife River Corp.* 4,997 365,631
Smith-Midland Corp.* 191 5,183
Titan America SA(a) 2,080 32,198
United States Lime & Minerals,
Inc. 967 106,660
509,672
Consumer Finance 1.2%
Atlanticus Holdings Corp.* 437 46,099
Bread Financial Holdings, Inc.
(a) 2,064 223,056
Consumer Portfolio Services,
Inc.* 1,046 9,749
Dave, Inc.*(a) 885 329,831
Encore Capital Group, Inc.*(a) 1,891 177,905
Enova International, Inc.* 2,118 538,269
FirstCash Holdings, Inc.(a) 3,606 735,660
Green Dot Corp., Class A* 5,039 66,061
Happen, Inc.* 9,928 190,022
Jefferson Capital, Inc. 2,161 43,458
LendingTree, Inc.* 1,090 34,727
Medallion Financial Corp.(a) 2,062 20,496
Navient Corp. 5,482 45,994
Nelnet, Inc., Class A 1,346 182,881
NerdWallet, Inc., Class A* 3,017 27,153
Oportun Financial Corp.* 3,040 16,842
OppFi , Inc.*(a) 2,144 20,089
PRA Group, Inc.* 3,551 61,681
PROG Holdings, Inc. 3,398 149,580
Regional Management Corp. 706 22,783
Upstart Holdings, Inc.*(a) 7,327 201,053
World Acceptance Corp.* 225 40,457
3,183,846
Consumer Staples Distribution & Retail 0.6%
Andersons, Inc. (The) 2,983 211,137
Chefs' Warehouse, Inc. (The)* 3,203 369,466
Grocery Outlet Holding
Corp.*(a) 8,117 74,595
Ingles Markets, Inc., Class A 1,333 119,983
Natural Grocers by Vitamin
Cottage, Inc.(a) 1,167 37,414
PriceSmart , Inc.(a) 2,285 443,085
United Natural Foods, Inc.* 5,419 275,448
Village Super Market, Inc.,
Class A 845 37,129
Weis Markets, Inc. 1,078 83,060
Yesway , Inc., Class A* 1,384 28,953
1,680,270
Containers & Packaging 0.2%
Ardagh Metal Packaging SA 11,425 54,040
Greif, Inc., Class A(a) 2,228 192,834
Greif, Inc., Class B(a) 419 45,453

Nationwide Small Cap Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Containers & Packaging
Myers Industries, Inc.(a) 3,192 109,039
O-I Glass, Inc.* 13,752 98,327
Ranpak Holdings Corp., Class
A* 3,991 20,434
TriMas Corp. 2,495 99,625
619,752
Distributors 0.1%
GigaCloud Technology, Inc.,
Class A* 2,273 99,421
Gold.com, Inc. 1,787 73,910
Weyco Group, Inc. 466 18,174
191,505
Diversified Consumer Services 1.1%
American Public Education,
Inc.* 1,621 78,635
Carriage Services, Inc., Class
A 1,357 54,782
Coursera, Inc.* 19,529 103,699
Covista , Inc.* 3,032 378,545
Driven Brands Holdings,
Inc.*(a) 5,401 77,072
Frontdoor , Inc.* 6,172 448,272
Graham Holdings Co., Class B 278 334,584
KinderCare Learning Cos.,
Inc.* 2,055 10,994
Laureate Education, Inc.* 10,802 413,825
Lincoln Educational Services
Corp.* 2,685 112,287
Matthews International Corp.,
Class A(a) 2,791 77,450
McGraw Hill, Inc.* 2,363 25,899
OneSpaWorld Holdings Ltd. 8,016 206,492
Perdoceo Education Corp. 5,190 165,094
Phoenix Education Partners,
Inc. 361 10,321
Strategic Education, Inc. 1,921 157,522
Stride, Inc.* 3,732 299,642
Universal Technical Institute,
Inc.*(a) 4,254 167,225
3,122,340
Diversified REITs 0.5%
AH Realty Trust, Inc. 7,203 50,133
Alpine Income Property Trust,
Inc. 1,429 28,837
American Assets Trust, Inc. 4,346 102,522
Broadstone Net Lease, Inc. 17,100 366,111
CTO Realty Growth, Inc. 2,994 65,778
Essential Properties Realty
Trust, Inc. 19,265 602,802
Gladstone Commercial Corp. 4,360 54,500
Global Net Lease, Inc. 16,416 143,148
Modiv Industrial, Inc., Class C 826 14,306
1,428,137
Diversified Telecommunication Services 0.5%
Anterix , Inc.*(a) 1,030 95,811
ATN International, Inc. 948 22,572
Bandwidth, Inc., Class A*(a) 2,642 103,408
Cogent Communications
Holdings, Inc. 4,102 55,377
IDT Corp., Class B 1,478 97,341
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Liberty Capital Corp., Class A* 403 9,527
Liberty Capital Corp., Class C* 2,861 66,289
Liberty Latin America Ltd.,
Class A* 2,567 20,921
Liberty Latin America Ltd.,
Class C* 11,725 94,621
Lumen Technologies, Inc.* 83,583 533,259
Shenandoah
Telecommunications Co. 4,155 49,818
Uniti Group, Inc. 15,112 146,889
1,295,833
Electric Utilities 0.7%
Genie Energy Ltd., Class B 1,870 26,012
Hawaiian Electric Industries,
Inc.* 14,756 190,647
MGE Energy, Inc. 3,204 254,814
Otter Tail Corp.(a) 3,374 298,329
Portland General Electric
Co.(a) 10,530 519,445
TXNM Energy, Inc. 8,991 520,759
1,810,006
Electrical Equipment 1.1%
Allient , Inc. 1,320 115,447
American Superconductor
Corp.* 3,961 116,335
Amprius Technologies, Inc.* 11,526 110,650
Array Technologies, Inc.*(a) 12,479 65,140
Atkore, Inc. 2,933 213,992
Babcock & Wilcox Enterprises,
Inc.* 11,327 105,568
ChargePoint Holdings, Inc.*(a) 2,177 11,886
Energous Corp.* 483 6,815
Energy Vault Holdings, Inc.*(a) 12,311 35,086
EnerSys 3,243 603,360
Enovix Corp.*(a) 17,549 71,775
Eos Energy Enterprises,
Inc.*(a) 29,115 98,409
Espey Mfg. & Electronics
Corp. 188 11,124
Fluence Energy, Inc.*(a) 7,775 108,306
FuelCell Energy, Inc.* 4,816 104,074
GrafTech International Ltd.* 1,541 10,355
Hyliion Holdings Corp.*(a) 11,060 39,374
LSI Industries, Inc. 2,937 68,696
NANO Nuclear Energy, Inc.*(a) 3,870 61,572
NuScale Power Corp., Class
A*(a) 28,737 241,966
Plug Power, Inc.*(a) 120,774 248,794
Power Solutions International,
Inc.* 690 19,051
Preformed Line Products Co. 210 74,966
SES AI Corp.* 22,460 12,362
Shoals Technologies Group,
Inc., Class A*(a) 15,093 131,913
Sunrun, Inc.* 20,735 203,410
Tigo Energy, Inc.* 3,455 6,599
2,897,025
Electronic Equipment, Instruments & Components 2.6%
908 Devices, Inc.* 2,606 20,874
Aeva Technologies, Inc.* 2,501 43,868

82 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Arlo Technologies, Inc.* 9,603 141,356
Badger Meter, Inc.(a) 2,613 351,057
Bel Fuse, Inc., Class A 123 27,445
Bel Fuse, Inc., Class B(a) 1,064 289,376
Belden, Inc. 3,389 420,405
Benchmark Electronics, Inc. 3,099 247,207
Climb Global Solutions, Inc. 1,338 35,872
Crane NXT Co.(a) 4,451 231,229
CTS Corp. 2,402 154,016
Daktronics, Inc.* 3,230 63,857
ePlus , Inc. 2,312 213,652
Evolv Technologies Holdings,
Inc.* 14,517 80,279
Forward Industries, Inc.*(a) 5,592 22,536
Frequency Electronics, Inc.* 561 32,521
Insight Enterprises, Inc.* 2,568 331,092
Itron, Inc.*(a) 3,907 389,372
Kimball Electronics, Inc.* 2,051 50,721
Knowles Corp.* 7,379 269,998
LightPath Technologies, Inc.,
Class A*(a) 4,897 50,782
Lightwave Logic, Inc.*(a) 14,230 91,926
Methode Electronics, Inc. 2,963 41,452
Mirion Technologies, Inc.,
Class A*(a) 20,681 309,801
Motomova , Inc.*^∞ 1,500 0
M-Tron Industries, Inc.* 363 29,904
Napco Security Technologies,
Inc. 3,064 113,613
nLight , Inc.* 4,945 340,216
Novanta, Inc.* 3,164 451,028
OSI Systems, Inc.*(a) 1,410 312,160
Ouster, Inc.* 5,351 208,742
PC Connection, Inc. 1,085 90,836
Plexus Corp.* 2,367 594,922
Powerfleet , Inc. NJ* 11,842 46,421
RF Industries Ltd.* 746 9,191
Richardson Electronics Ltd. 1,133 20,723
Rogers Corp.* 1,564 193,107
ScanSource, Inc.* 2,057 116,467
SmartRent , Inc., Class A* 15,978 16,138
Syntec Optics Holdings,
Inc.*(a) 742 4,845
Unusual Machines, Inc.*(a) 4,057 85,846
Vishay Intertechnology , Inc.(a) 12,116 414,610
Vishay Precision Group, Inc.* 1,081 99,506
Vuzix Corp.*(a) 6,076 14,157
7,073,126
Energy Equipment & Services 2.4%
Archrock , Inc. 15,298 547,056
Atlas Energy Solutions, Inc.,
Class A(a) 7,339 79,188
Borr Drilling Ltd.*(a) 20,630 83,139
Bristow Group, Inc., Class A(a) 2,308 104,599
Cactus, Inc., Class A 6,168 400,982
Core Laboratories, Inc. 4,288 45,624
Energy Services of America
Corp. 1,534 22,059
Expro Ltd.*(a) 7,398 117,998
Flowco Holdings, Inc., Class A 3,166 64,745
Common Stocks
Shares Value ($)
Energy Equipment & Services
Forum Energy Technologies,
Inc.* 965 60,477
Helix Energy Solutions Group,
Inc.* 12,486 118,742
Helmerich & Payne, Inc. 8,434 291,563
HMH Holding, Inc., Class A* 930 19,335
Innovex International, Inc.*(a) 4,033 113,247
Kodiak Gas Services, Inc. 8,823 517,998
Liberty Energy, Inc., Class A(a) 14,194 265,570
Nabors Industries Ltd.* 1,283 109,915
National Energy Services
Reunited Corp.* 5,343 144,047
Natural Gas Services Group,
Inc. 1,004 36,787
Noble Corp. plc(a) 11,241 476,618
Oceaneering International,
Inc.* 8,662 422,532
Oil States International, Inc.* 4,499 36,487
Patterson-UTI Energy, Inc. 31,024 325,132
ProFrac Holding Corp., Class
A* 2,497 10,088
ProPetro Holding Corp.*(a) 8,877 98,535
Ranger Energy Services, Inc.,
Class A 1,987 31,891
RPC, Inc. 9,136 51,253
SEACOR Marine Holdings,
Inc.* 1,350 12,730
Seadrill Ltd.* 5,394 241,867
Select Water Solutions, Inc.,
Class A 9,679 179,255
Smart Sand, Inc. 2,730 11,766
Solaris Energy Infrastructure,
Inc., Class A(a) 4,589 235,920
TETRA Technologies, Inc.* 11,526 88,750
Tidewater, Inc.*(a) 4,391 329,588
Transocean Ltd.* 84,761 450,929
Valaris Ltd.* 5,050 399,909
6,546,321
Entertainment 0.8%
AMC Entertainment Holdings,
Inc., Class A*(a) 55,144 155,506
Atlanta Braves Holdings, Inc.,
Class A*(a) 468 25,464
Atlanta Braves Holdings, Inc.,
Class C* 4,340 220,602
Cinemark Holdings, Inc. 9,473 346,617
CuriosityStream , Inc. 2,476 6,041
IMAX Corp.* 4,109 196,575
Lionsgate Studios Corp.* 17,700 235,056
Madison Square Garden
Entertainment Corp., Class
A* 3,408 263,302
Marcus Corp. (The) 1,981 57,647
Playtika Holding Corp. 4,982 19,878
Reservoir Media, Inc.* 1,940 19,866
Sphere Entertainment Co.*(a) 2,449 350,819
Starz Entertainment Corp.* 1,084 28,206
Stubhub Holdings, Inc., Class
A*(a) 19,054 160,816
2,086,395

Nationwide Small Cap Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Financial Services 2.2%
Acacia Research Corp.*(a) 2,180 9,657
Alerus Financial Corp. 2,009 66,839
Better Home & Finance
Holding Co.*(a) 644 15,134
Bladex, Inc., Class E 2,689 157,441
Burford Capital Ltd. 18,464 76,072
Cannae Holdings, Inc. 3,119 45,381
Cass Information Systems,
Inc. 1,110 62,071
Compass Diversified Holdings* 5,852 58,988
Dlocal Ltd., Class A 8,206 123,747
Enact Holdings, Inc.(a) 2,775 131,313
Essent Group Ltd. 7,941 523,788
EVERTEC, Inc. 5,634 171,499
Federal Agricultural Mortgage
Corp., Class C(a) 811 184,584
Finance of America Cos., Inc.,
Class A* 402 9,146
Flywire Corp.* 10,285 164,663
HA Sustainable Infrastructure
Capital, Inc.(a) 11,302 428,007
International Money Express,
Inc.* 2,678 31,761
Jackson Financial, Inc., Class
A 5,379 657,744
loanDepot , Inc., Class A*(a) 7,270 7,133
Marqeta , Inc., Class A* 7,998 138,845
Merchants Bancorp(a) 2,291 126,417
NCR Atleos Corp.* 6,534 307,294
NewtekOne , Inc. 2,226 33,012
NMI Holdings, Inc., Class A* 6,850 303,455
Onity Group, Inc.* 608 22,289
Pagseguro Digital Ltd., Class
A(a) 14,977 144,378
Paymentus Holdings, Inc.,
Class A*(a) 5,348 182,367
Payoneer Global, Inc.* 23,092 165,570
Paysafe Ltd.*(a) 1,628 13,154
Paysign , Inc.* 4,084 36,593
PennyMac Financial Services,
Inc. 2,666 201,043
Priority Technology Holdings,
Inc.* 3,399 22,094
Radian Group, Inc. 11,886 463,435
Remitly Global, Inc.* 13,554 308,625
Repay Holdings Corp., Class
A* 6,319 25,276
Security National Financial
Corp., Class A* 1,413 13,240
Sezzle , Inc.*(a) 1,451 224,542
StoneCo Ltd., Class A(a) 20,467 232,812
Velocity Financial, Inc.* 1,006 17,645
Walker & Dunlop, Inc. 2,884 143,306
Waterstone Financial, Inc. 1,412 28,974
6,079,334
Food Products 0.5%
Alico, Inc. 432 16,312
B&G Foods, Inc.(a) 6,550 23,121
BRC, Inc., Class A* 8,906 9,173
Cal-Maine Foods, Inc.(a) 3,879 340,499
Del Monte Corp. 2,966 88,120
Common Stocks
Shares Value ($)
Food Products
Dole plc 7,160 101,242
Flowers Foods, Inc.(a) 17,236 120,997
Forafric Global plc*(a) 591 6,330
J & J Snack Foods Corp. 1,357 103,811
John B Sanfilippo & Son, Inc. 701 58,015
Lifeway Foods, Inc.* 375 11,168
Limoneira Co. 1,384 17,950
Mama's Creations, Inc.* 3,394 62,551
Marzetti Co. (The) 1,697 181,358
Mission Produce, Inc.*(a) 4,931 62,180
Once Upon a Farm PBC*(a) 1,108 16,808
Seneca Foods Corp., Class A* 412 68,182
Simply Good Foods Co. (The)* 7,479 76,136
Utz Brands, Inc. 5,835 82,390
Vital Farms, Inc.* 2,897 36,879
Westrock Coffee Co.*(a) 3,597 29,208
1,512,430
Gas Utilities 1.1%
Brookfield Infrastructure Corp.,
Class A 11,035 466,781
Chesapeake Utilities Corp. 2,114 280,697
New Jersey Resources Corp. 9,074 525,294
Northwest Natural Holding Co. 3,672 179,634
ONE Gas, Inc. 5,632 437,325
RGC Resources, Inc.(a) 758 16,221
Southwest Gas Holdings, Inc. 6,536 584,318
Spire, Inc. 5,209 415,991
2,906,261
Ground Transportation 0.4%
ArcBest Corp. 1,933 279,028
Covenant Logistics Group,
Inc., Class A 1,354 48,094
FTAI Infrastructure, Inc.(a) 10,137 37,811
Heartland Express, Inc. 3,452 42,218
Hertz Global Holdings, Inc.*(a) 11,417 18,096
Marten Transport Ltd. 5,381 79,585
PAMT Corp.* 683 11,007
Proficient Auto Logistics, Inc.* 1,676 11,464
RXO, Inc.* 14,724 298,161
Universal Logistics Holdings,
Inc. 544 7,279
Werner Enterprises, Inc. 5,206 194,808
1,027,551
Health Care Equipment & Supplies 2.9%
Acme United Corp.(a) 282 16,035
Alphatec Holdings, Inc.*(a) 10,975 104,482
AngioDynamics , Inc.* 2,972 43,956
Anteris Technologies Global
Corp.*(a) 7,259 56,911
Artivion , Inc.* 4,044 108,501
AtriCure , Inc.* 4,425 167,088
Axogen , Inc.* 4,480 189,101
Beta Bionics, Inc.* 3,268 41,928
Bioventus, Inc., Class A*(a) 4,287 56,460
Butterfly Network, Inc.*(a) 18,677 132,793
CapsoVision , Inc.*(a) 3,384 22,267
Carlsmed , Inc.* 474 5,968
Ceribell , Inc.* 2,188 38,706
Cerus Corp.* 16,272 34,985
ClearPoint Neuro, Inc.*(a) 2,296 34,302

84 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
CONMED Corp. 2,765 128,019
CVRx , Inc.*(a) 1,052 5,444
Delcath Systems, Inc.* 2,652 32,407
Dentsply Sirona, Inc.(a) 17,521 234,256
Electromed, Inc.* 603 24,560
Embecta Corp. 4,710 17,144
Enovis Corp.*(a) 5,169 150,676
Establishment Labs Holdings,
Inc.*(a) 2,301 212,935
Glaukos Corp.* 5,013 835,767
Haemonetics Corp.* 4,060 347,292
Hyperfine, Inc., Class A* 6,943 6,497
ICU Medical, Inc.* 2,129 358,758
Inogen , Inc.* 1,698 10,952
Inspire Medical Systems, Inc.* 2,573 129,190
Integer Holdings Corp.* 3,033 367,630
Integra LifeSciences Holdings
Corp.* 6,114 101,798
iRadimed Corp. 743 67,509
IRhythm Holdings, Inc.*(a) 2,890 338,621
Kestra Medical Technologies
Ltd.*(a) 2,506 57,212
KORU Medical Systems, Inc.* 3,650 15,001
Lantheus Holdings, Inc.* 5,695 567,450
LeMaitre Vascular, Inc.(a) 1,922 194,737
LivaNova plc*(a) 4,936 395,571
Lucid Diagnostics, Inc.* 13,939 12,149
Merit Medical Systems, Inc.* 5,136 436,611
MiniMed Group, Inc.*(a) 2,640 47,652
Neogen Corp.* 19,591 235,876
NeuroPace , Inc.*(a) 2,127 27,417
Novocure Ltd.* 9,458 140,357
Omnicell, Inc.* 4,022 142,258
OraSure Technologies, Inc.* 5,892 23,863
Orchestra BioMed Holdings,
Inc.* 3,455 13,751
Orthofix Medical, Inc.* 3,718 43,872
OrthoPediatrics Corp.* 1,484 29,962
Procept Biorobotics Corp.*(a) 4,979 92,709
Pro-Dex, Inc.* 184 10,777
Pulse Biosciences, Inc.*(a) 1,655 58,140
QuidelOrtho Corp.* 6,159 103,286
RxSight , Inc.* 2,973 17,868
Sanara Medtech, Inc.* 160 5,418
Senseonics Holdings, Inc.*(a) 3,505 17,630
Shoulder Innovations, Inc.* 903 20,534
SI-BONE, Inc.* 3,901 69,282
Sight Sciences, Inc.* 3,207 16,869
STAAR Surgical Co.*(a) 3,007 73,251
Stereotaxis, Inc.* 4,929 6,211
Strive, Inc., Class A*(a) 5,680 63,105
Tactile Systems Technology,
Inc.* 2,035 57,326
Tandem Diabetes Care, Inc.* 6,193 120,763
TransMedics Group, Inc.*(a) 2,927 223,945
UFP Technologies, Inc.*(a) 676 172,231
Utah Medical Products, Inc. 300 21,156
Varex Imaging Corp.* 3,332 37,285
7,994,463
Health Care Providers & Services 2.9%
Acadia Healthcare Co., Inc.*(a) 8,183 242,380
Common Stocks
Shares Value ($)
Health Care Providers & Services
Accendra Health, Inc.* 6,380 19,714
AdaptHealth Corp., Class A* 9,148 98,798
Addus HomeCare Corp.*(a) 1,654 191,004
agilon health, Inc.*(a) 1,123 102,878
AirSculpt Technologies,
Inc.*(a) 835 4,016
Alignment Healthcare, Inc.* 15,436 229,225
AMN Healthcare Services,
Inc.* 3,494 117,503
Ardent Health, Inc.* 1,941 20,711
Astrana Health, Inc.*(a) 4,024 143,093
Aveanna Healthcare Holdings,
Inc.* 6,968 65,430
BrightSpring Health Services,
Inc.* 14,217 848,897
Brookdale Senior Living,
Inc.*(a) 20,685 302,001
Castle Biosciences, Inc.* 2,438 68,264
Clover Health Investments
Corp., Class A* 38,213 159,348
Community Health Systems,
Inc.* 10,961 30,581
Concentra Group Holdings
Parent, Inc. 10,168 321,817
CorVel Corp.* 2,612 156,877
Fulgent Genetics, Inc.*(a) 1,746 28,896
GeneDx Holdings Corp., Class
A* 1,779 115,831
Guardian Pharmacy Services,
Inc., Class A* 1,595 63,050
HealthEquity, Inc.* 7,406 745,118
Hims & Hers Health, Inc.*(a) 18,807 522,270
Hinge Health, Inc., Class A*(a) 3,687 275,456
InfuSystem Holdings, Inc.* 1,707 15,602
Innovage Holding Corp.* 2,331 26,480
LifeStance Health Group, Inc.* 16,168 169,441
Lumexa Imaging Holdings,
Inc.* 1,915 19,935
National HealthCare Corp.(a) 1,116 252,250
NeoGenomics , Inc.* 11,095 169,643
NRC Health 925 18,047
Nutex Health, Inc.*(a) 460 67,818
Omada Health, Inc.* 3,163 62,754
Oncology Institute, Inc. (The)* 7,215 35,065
OPKO Health, Inc.* 34,059 44,958
Option Care Health, Inc.* 14,134 325,506
PACS Group, Inc.*(a) 3,928 180,727
Pediatrix Medical Group, Inc.* 7,375 195,511
Pennant Group, Inc. (The)* 3,016 121,605
Privia Health Group, Inc.* 10,379 245,671
Progyny, Inc.* 5,995 186,624
RadNet, Inc.*(a) 6,137 391,418
SBC Medical Group Holdings,
Inc.*(a) 1,694 5,184
Sonida Senior Living, Inc.* 2,513 101,425
Strata Critical Medical, Inc.* 6,525 32,756
Surgery Partners, Inc.*(a) 7,131 109,817
Talkspace , Inc.* 12,882 67,244
US Physical Therapy, Inc. 1,351 106,810
Viemed Healthcare, Inc.* 3,139 36,632
7,862,081

Nationwide Small Cap Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Health Care REITs 0.8%
CareTrust REIT, Inc. 19,736 827,728
Chiron Real Estate, Inc. 1,178 41,819
Community Healthcare Trust,
Inc. 2,593 47,478
Diversified Healthcare Trust 19,032 169,385
LTC Properties, Inc. 4,473 179,994
National Health Investors, Inc. 4,305 329,978
National Healthcare
Properties, Inc., Class A 4,066 62,169
Sabra Health Care REIT, Inc. 22,471 475,711
Strawberry Fields REIT, Inc. 616 8,760
Universal Health Realty
Income Trust 1,075 46,676
2,189,698
Health Care Technology 0.3%
Certara, Inc.*(a) 10,404 84,272
Claritev Corp.* 915 20,780
Evolent Health, Inc., Class A* 9,600 29,664
HealthStream, Inc. 1,961 54,986
HeartFlow , Inc.*(a) 7,170 180,899
LifeMD , Inc.* 3,316 11,606
Phreesia, Inc.* 3,915 42,008
Schrodinger, Inc.* 5,213 78,925
Simulations Plus, Inc.*(a) 1,445 26,342
Teladoc Health, Inc.*(a) 16,239 108,964
Waystar Holding Corp.*(a) 9,915 209,306
847,752
Hotel & Resort REITs 0.9%
Apple Hospitality REIT, Inc. 19,569 323,084
Braemar Hotels & Resorts, Inc. 4,482 10,174
Chatham Lodging Trust 3,753 50,028
DiamondRock Hospitality Co. 18,301 242,305
Park Hotels & Resorts, Inc. 16,394 246,894
Pebblebrook Hotel Trust 8,679 165,769
RLJ Lodging Trust 11,507 140,961
Ryman Hospitality Properties,
Inc. 5,511 736,545
Service Properties Trust 10,436 83,801
Summit Hotel Properties, Inc. 9,675 66,564
Sunstone Hotel Investors, Inc. 15,917 187,343
Xenia Hotels & Resorts, Inc. 8,138 167,480
2,420,948
Hotels, Restaurants & Leisure 2.1%
Accel Entertainment, Inc.,
Class A* 4,262 51,229
Bally's Corp.*(a) 665 9,263
Biglari Holdings, Inc., Class A* 5 9,923
Biglari Holdings, Inc., Class B* 69 27,427
BJ's Restaurants, Inc.* 1,726 116,695
Black Rock Coffee Bar, Inc.,
Class A* 1,273 10,260
Bloomin' Brands, Inc. 7,735 66,985
Brightstar Lottery plc 8,418 84,517
Brinker International, Inc.* 3,793 810,564
Cheesecake Factory, Inc.
(The)(a) 4,091 414,909
Cracker Barrel Old Country
Store, Inc.(a) 2,033 114,641
Dave & Buster's
Entertainment, Inc.* 2,185 23,685
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Dine Brands Global, Inc.(a) 1,020 36,659
El Pollo Loco Holdings, Inc.* 2,711 44,623
First Watch Restaurant Group,
Inc.* 5,525 70,996
Genius Sports Ltd.* 21,121 146,369
Global Business Travel Group
I* 11,266 106,351
Hilton Grand Vacations, Inc.* 4,964 229,039
Inspired Entertainment, Inc.* 1,870 12,866
Jack in the Box, Inc.*(a) 1,350 22,100
Krispy Kreme, Inc.* 5,117 16,272
Kura Sushi USA, Inc., Class A* 528 24,325
Life Time Group Holdings,
Inc.* 12,856 579,806
Lindblad Expeditions Holdings,
Inc.* 4,502 133,169
Marriott Vacations Worldwide
Corp.(a) 2,505 244,263
Monarch Casino & Resort, Inc. 1,086 133,306
Nathan's Famous, Inc. 248 24,331
Navan, Inc., Class A* 9,251 246,262
Papa John's International, Inc.
(a) 2,961 88,534
Penn Entertainment, Inc.* 11,046 226,774
Portillo's, Inc., Class A* 4,980 22,759
Pursuit Attractions and
Hospitality, Inc.*(a) 1,915 96,765
RCI Hospitality Holdings, Inc. 432 10,839
Red Rock Resorts, Inc., Class
A 4,255 274,192
Rush Street Interactive, Inc.* 8,821 237,373
Sabre Corp.* 28,716 53,125
Serve Robotics, Inc.*(a) 6,555 31,333
Shake Shack, Inc., Class A* 3,495 219,311
SHARPLINK, Inc.*(a) 16,766 102,608
Six Flags Entertainment
Corp.*(a) 8,660 150,078
Super Group SGHC Ltd. 14,484 202,776
Sweetgreen, Inc., Class A*(a) 9,450 60,952
Target Hospitality Corp.* 3,644 55,389
United Parks & Resorts,
Inc.*(a) 1,789 79,843
Venu Holding Corp.* 4,183 8,491
Wendy's Co. (The)(a) 14,488 106,632
Xponential Fitness, Inc., Class
A* 3,224 21,020
5,859,629
Household Durables 1.4%
Beazer Homes USA, Inc.*(a) 2,238 71,840
Cavco Industries, Inc.* 689 376,904
Century Communities, Inc. 2,169 145,670
Champion Homes, Inc.* 4,881 388,576
Cricut, Inc., Class A(a) 5,319 24,946
Dream Finders Homes, Inc.,
Class A*(a) 2,295 29,353
Ethan Allen Interiors, Inc. 2,212 49,549
Flexsteel Industries, Inc. 341 25,244
GoPro, Inc., Class A* 11,718 8,777
Green Brick Partners, Inc.* 2,555 180,715
Hamilton Beach Brands
Holding Co., Class A 726 16,691

86 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Household Durables
Helen of Troy Ltd.* 1,951 53,906
Hovnanian Enterprises, Inc.,
Class A* 388 48,073
Installed Building Products,
Inc.(a) 2,089 465,722
KB Home 5,502 302,445
La-Z-Boy, Inc. 3,617 142,437
Legacy Housing Corp.* 602 15,809
Leggett & Platt, Inc. 11,504 112,739
LGI Homes, Inc.* 1,843 100,573
Lifetime Brands, Inc. 1,076 9,006
Lovesac Co. (The)* 988 15,897
M/I Homes, Inc.* 2,262 330,546
Meritage Homes Corp. 5,802 407,300
Newell Brands, Inc. 38,318 214,581
Sonos, Inc.* 10,831 158,782
XMAX, Inc.*(a) 5,435 46,850
3,742,931
Household Products 0.3%
Central Garden & Pet Co.* 711 30,609
Central Garden & Pet Co.,
Class A* 4,509 170,936
Energizer Holdings, Inc.(a) 5,542 116,216
Oil-Dri Corp. of America 891 88,396
Spectrum Brands Holdings,
Inc. 1,958 173,811
WD-40 Co. 1,169 265,527
845,495
Independent Power and Renewable Electricity Producers
0.2%
Hallador Energy Co.* 3,227 45,888
Montauk Renewables, Inc.*(a) 5,920 10,123
Ormat Technologies, Inc.(a) 5,472 533,958
589,969
Industrial Conglomerates 0.1%
Brookfield Business Corp.,
Class A(a) 6,149 182,195
Industrial REITs 0.4%
Industrial Logistics Properties
Trust 4,555 39,219
Innovative Industrial
Properties, Inc. 2,590 152,318
LXP Industrial Trust 5,139 311,064
One Liberty Properties, Inc. 1,527 37,121
Terreno Realty Corp. 9,328 668,351
1,208,073
Insurance 2.2%
Abacus Global Management,
Inc.(a) 2,309 23,806
Accelerant Holdings, Class A* 5,407 64,235
American Coastal Insurance
Corp. 2,923 31,042
American Integrity Insurance
Group, Inc. 941 19,093
AMERISAFE, Inc. 1,780 51,691
Ategrity Specialty Holdings
LLC* 1,054 25,317
Baldwin Insurance Group, Inc.
(The), Class A*(a) 8,686 240,950
Common Stocks
Shares Value ($)
Insurance
Bowhead Specialty Holdings,
Inc.* 1,672 51,147
Citizens, Inc., Class A*(a) 3,927 18,575
CNO Financial Group, Inc. 8,300 457,247
Crawford & Co., Class A 2,256 24,613
Donegal Group, Inc., Class A 2,111 41,671
Employers Holdings, Inc. 1,508 76,229
Exzeo Group, Inc.* 999 15,505
F&G Annuities & Life, Inc. 2,864 81,824
Genworth Financial, Inc.,
Class A* 31,365 308,318
Goosehead Insurance, Inc.,
Class A*(a) 2,115 131,130
Greenlight Capital Re Ltd.,
Class A* 2,284 38,029
Hamilton Insurance Group
Ltd., Class B 4,443 159,770
HCI Group, Inc. 1,018 178,160
Heritage Insurance Holdings,
Inc.* 2,350 69,020
Hippo Holdings, Inc.* 1,825 57,396
Horace Mann Educators Corp. 3,390 176,653
Investors Title Co. 131 37,897
James River Group Holdings,
Inc. 4,853 21,790
Kemper Corp. 4,600 130,548
Kingstone Cos., Inc. 1,002 20,010
Kingsway Corp.* 1,589 14,158
Lemonade, Inc.*(a) 6,309 304,788
MBIA, Inc.* 3,886 19,896
Mercury General Corp. 2,482 265,872
Neptune Insurance Holdings,
Inc., Class A* 3,433 108,860
NI Holdings, Inc.* 413 6,257
Octave Specialty Group, Inc.* 4,230 22,842
Oscar Health, Inc., Class A* 21,088 658,367
Palomar Holdings, Inc.* 2,301 307,851
Pelagos Insurance Capital Ltd. 4,047 102,349
Root, Inc., Class A* 1,074 58,157
Safety Insurance Group, Inc. 1,384 143,092
Selective Insurance Group,
Inc. 5,422 513,951
SiriusPoint Ltd.* 5,959 140,930
Skyward Specialty Insurance
Group, Inc.* 3,646 218,578
Slide Insurance Holdings, Inc.* 6,016 120,140
Stewart Information Services
Corp. 2,802 189,387
Tiptree, Inc., Class A 2,372 42,150
Trupanion , Inc.* 2,925 71,633
United Fire Group, Inc. 2,001 102,771
Universal Insurance Holdings,
Inc. 2,339 102,238
6,065,933
Interactive Media & Services 0.5%
Angi, Inc., Class A* 2,491 14,124
Bumble, Inc., Class A* 9,126 26,009
Cargurus , Inc., Class A*(a) 6,649 240,960
Cars.com, Inc.* 3,758 44,532
EverQuote , Inc., Class A* 2,386 60,175
fuboTV , Inc., Class A*(a) 2,187 19,355

Nationwide Small Cap Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Interactive Media & Services
Grindr, Inc.*(a) 2,438 42,275
MediaAlpha , Inc., Class A* 2,756 34,119
Nextdoor Holdings, Inc.* 20,822 46,225
QuinStreet, Inc.* 4,417 68,464
RUM Group, Inc.*(a) 10,067 58,791
Shutterstock, Inc. 2,044 11,038
Taboola.com Ltd.* 11,535 57,790
TripAdvisor, Inc.*(a) 10,171 144,072
Trump Media & Technology
Group Corp., Class A*(a) 14,435 142,329
Webtoon Entertainment,
Inc.*(a) 2,192 19,991
Yelp, Inc., Class A*(a) 4,542 120,045
Ziff Davis, Inc.*(a) 3,143 166,830
ZipRecruiter, Inc., Class A*(a) 5,931 23,368
ZoomInfo Technologies, Inc.,
Class A* 22,362 73,795
1,414,287
IT Services 0.4%
Backblaze , Inc., Class A* 4,817 66,089
BigBear.ai Holdings, Inc.*(a) 43,600 121,644
Brand Engagement Network,
Inc.*(a) 452 5,293
Commerce.com, Inc., Series
1* 5,753 18,007
Crexendo , Inc.* 1,241 8,538
DXC Technology Co.*(a) 15,098 169,702
Everforth , Inc.* 3,830 108,925
Fastly, Inc., Class A* 13,551 307,066
Globant SA* 3,934 143,984
Grid Dynamics Holdings, Inc.* 6,759 46,570
Hackett Group, Inc. (The)(a) 1,848 19,811
Information Services Group,
Inc. 4,919 20,463
Rackspace Technology,
Inc.*(a) 8,409 34,729
SharonAI Holdings, Inc.*(a) 390 18,817
TSS, Inc.* 2,211 21,933
Tucows, Inc., Class A* 629 9,712
Unisys Corp.* 5,312 15,245
Whitefiber , Inc.*(a) 1,078 25,549
1,162,077
Leisure Products 0.5%
Acushnet Holdings Corp. 2,469 250,036
Callaway Golf Co.* 12,130 223,920
Escalade, Inc. 942 18,708
Funko, Inc., Class A* 4,169 24,305
JAKKS Pacific, Inc. 684 18,010
Johnson Outdoors, Inc., Class
A 494 23,173
Latham Group, Inc.* 5,086 27,261
Malibu Boats, Inc., Class A* 1,602 44,167
MasterCraft Boat Holdings,
Inc.* 1,734 41,477
Peloton Interactive, Inc., Class
A* 36,133 230,890
Polaris, Inc. 4,788 321,179
Smith & Wesson Brands, Inc. 4,060 59,073
Sturm Ruger & Co., Inc. 1,169 43,452
Common Stocks
Shares Value ($)
Leisure Products
Tron, Inc.*(a) 5,432 7,605
1,333,256
Life Sciences Tools & Services 0.6%
10X Genomics, Inc., Class
A*(a) 10,558 499,077
Adaptive Biotechnologies
Corp.*(a) 13,212 298,195
Alamar Biosciences, Inc.* 1,165 29,544
Azenta , Inc.* 3,748 105,431
BioLife Solutions, Inc.* 3,831 119,834
Codexis, Inc.* 6,619 9,267
CryoPort , Inc.*(a) 4,397 66,351
Cytek Biosciences, Inc.* 9,764 41,204
Fortrea Holdings, Inc.* 8,566 164,210
Ginkgo Bioworks Holdings,
Inc.* 4,367 35,329
Lifecore Biomedical, Inc.* 1,767 7,810
Maravai LifeSciences
Holdings, Inc., Class A* 10,008 65,753
Mesa Laboratories, Inc. 462 46,574
Nautilus Biotechnology, Inc.,
Class A* 4,414 4,312
OmniAb , Inc.* 8,025 15,890
Pacific Biosciences of
California, Inc.*(a) 23,268 32,575
Personalis , Inc.*(a) 6,030 76,340
Quanterix Corp.* 2,832 9,855
1,627,551
Machinery 3.2%
3D Systems Corp.* 13,527 35,711
Aebi Schmidt Holding AG 3,596 46,352
AirJoule Technologies
Corp.*(a) 3,396 14,365
Alamo Group, Inc. 895 142,377
Albany International Corp.,
Class A 2,461 183,369
Alliance Laundry Holdings,
Inc.*(a) 3,880 102,316
Astec Industries, Inc. 2,063 104,512
Atmus Filtration Technologies,
Inc. 7,417 382,940
Blue Bird Corp.*(a) 2,721 202,415
CECO Environmental Corp.* 4,539 299,075
Columbus McKinnon Corp. 2,633 50,475
Commercial Vehicle Group,
Inc.* 3,192 14,460
Douglas Dynamics, Inc. 2,077 91,658
Elmet Group Co. (The)*(a) 861 11,976
Energy Recovery, Inc.* 4,182 36,174
Enerpac Tool Group Corp.,
Class A 4,590 164,047
Enpro , Inc. 1,858 583,263
ESCO Technologies, Inc. 2,307 727,374
Federal Signal Corp. 5,327 665,609
Franklin Electric Co., Inc. 3,319 347,566
FreightCar America, Inc.* 1,293 10,305
Gencor Industries, Inc.* 997 14,197
Gorman-Rupp Co. (The)(a) 1,883 152,881
Graham Corp.* 944 90,530
Greenbrier Cos., Inc. (The)(a) 2,802 137,998
Helios Technologies, Inc. 2,867 223,368

88 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
Hillman Solutions Corp.* 17,668 139,047
Hyster-Yale, Inc. 1,059 35,402
JBT Marel Corp. 4,623 640,147
Kadant , Inc. 1,052 323,490
Kennametal, Inc. 6,661 226,274
L B Foster Co., Class A* 825 33,932
Lindsay Corp.(a) 920 101,954
Luxfer Holdings plc 2,098 35,729
Manitowoc Co., Inc. (The)* 3,221 44,611
Mayville Engineering Co., Inc.* 1,377 35,348
Microvast Holdings, Inc.* 15,486 12,499
Miller Industries, Inc. 1,154 58,046
Mueller Water Products, Inc.,
Class A 13,532 341,548
Omega Flex, Inc. 351 10,340
Palladyne AI Corp.*(a) 2,645 13,833
Park-Ohio Holdings Corp. 794 31,704
Perma-Pipe International
Holdings, Inc.* 651 15,722
Proto Labs, Inc.* 2,044 153,402
Richtech Robotics, Inc., Class
B*(a) 16,638 23,626
Standex International Corp. 1,050 311,325
Taylor Devices, Inc.* 277 14,218
Tennant Co.(a) 1,587 133,356
Terex Corp. 10,061 632,233
Titan International, Inc.* 5,148 37,168
Trinity Industries, Inc. 7,174 224,116
Twin Disc, Inc. 1,027 23,426
Velo3D, Inc.*(a) 1,459 14,780
Wabash National Corp. 3,586 45,040
Worthington Enterprises, Inc. 2,798 157,276
8,704,905
Marine Transportation 0.3%
Costamare Bulkers Holdings
Ltd.* 696 13,614
Costamare , Inc. 4,065 63,333
Genco Shipping & Trading Ltd. 2,910 74,321
Himalaya Shipping Ltd. 2,601 40,862
Matson, Inc. 2,672 541,320
Pangaea Logistics Solutions
Ltd. 2,586 19,679
Safe Bulkers, Inc. 5,139 40,136
793,265
Media 0 .5%
Advantage Solutions, Inc.* 448 17,579
AMC Global Media, Inc., Class
A*(a) 2,690 30,128
Boston Omaha Corp., Class A* 1,817 25,765
Cable One, Inc.* 392 15,676
Clear Channel Outdoor
Holdings, Inc.* 34,958 84,598
DoubleVerify Holdings, Inc.* 12,596 141,705
Entravision Communications
Corp., Class A 5,724 64,223
EW Scripps Co. (The), Class
A* 4,952 13,915
Gray Media, Inc. 7,472 30,187
Ibotta, Inc., Class A* 859 20,616
iHeartMedia, Inc., Class A*(a) 9,776 35,096
Common Stocks
Shares Value ($)
Media
John Wiley & Sons, Inc., Class
A 3,517 183,587
Lee Enterprises, Inc.*(a) 911 7,042
Magnite , Inc.* 12,352 238,394
MNTN, Inc., Class A* 4,163 38,383
National CineMedia, Inc. 5,015 20,110
Newsmax, Inc., Class B*(a) 3,767 29,044
Nexxen International Ltd.* 3,138 32,259
Optimum Communications,
Inc., Class A* 20,485 15,614
PubMatic, Inc., Class A* 3,085 38,871
Scholastic Corp. 1,423 57,845
Sinclair, Inc. 3,879 53,297
Stagwell , Inc., Class A*(a) 8,848 74,766
TechTarget, Inc.* 2,014 9,043
USA TODAY Co., Inc.* 12,299 106,878
1,384,621
Metals & Mining 1.7%
Alpha Metallurgical Resources,
Inc.*(a) 942 129,205
American Battery Technology
Co.*(a) 11,980 25,038
Ampco -Pittsburgh Corp.* 1,422 11,433
Caledonia Mining Corp. plc 1,326 24,385
Century Aluminum Co.* 5,994 268,351
Commercial Metals Co. 9,786 672,494
Compass Minerals
International, Inc.* 2,821 82,768
Constellium SE, Class A* 11,967 332,443
Contango Silver & Gold, Inc.* 2,279 35,097
Critical Metals Corp.*(a) 6,015 33,022
Dakota Gold Corp.* 10,069 45,713
Elemental Royalty Corp.(a) 2,993 46,900
Ferroglobe plc 9,271 29,482
Friedman Industries, Inc. 524 17,423
Hycroft Mining Holding Corp.,
Class A*(a) 4,828 94,291
Idaho Strategic Resources,
Inc.* 1,358 38,119
Ivanhoe Electric, Inc.* 10,707 97,969
Kaiser Aluminum Corp. 1,468 234,410
Lifezone Metals Ltd.* 3,413 11,570
Materion Corp. 1,842 388,367
McEwen, Inc.*(a) 4,590 79,361
Metallus , Inc.* 3,290 66,195
NioCorp Developments Ltd.* 12,618 53,690
Novagold Resources, Inc.* 29,448 171,682
Perpetua Resources Corp.* 7,595 139,824
Ramaco Resources, Inc.,
Class A*(a) 3,329 30,527
Ramaco Resources, Inc.,
Class B* 1,147 7,467
REalloys , Inc.*(a) 5,018 44,058
Ryerson Holding Corp. 4,072 113,161
SSR Mining, Inc.* 19,284 494,056
SunCoke Energy, Inc. 7,858 66,636
Tredegar Corp.* 2,565 19,468
United States Antimony
Corp.*(a) 11,804 59,846
US Gold Corp.*(a) 989 12,837
USA Rare Earth, Inc.*(a) 17,092 255,526

Nationwide Small Cap Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Metals & Mining
Vista Gold Corp.*(a) 12,494 21,490
Vox Royalty Corp. 4,913 21,372
Warrior Met Coal, Inc.(a) 4,672 371,004
Worthington Steel, Inc. 2,999 107,994
4,754,674
Mortgage Real Estate Investment Trusts (REITs) 0.7%
ACRES Commercial Realty
Corp.* 514 8,995
Adamas Trust, Inc. 7,540 68,388
Angel Oak Mortgage REIT, Inc. 2,158 19,098
Arbor Realty Trust, Inc. 15,526 77,785
Ares Commercial Real Estate
Corp. 4,706 20,048
ARMOUR Residential REIT,
Inc. 10,596 174,516
Blackstone Mortgage Trust,
Inc., Class A 13,792 200,536
BrightSpire Capital, Inc., Class
A 10,579 53,001
Chicago Atlantic Real Estate
Finance, Inc. 1,674 16,338
Chimera Investment Corp. 7,578 94,574
Claros Mortgage Trust, Inc.* 7,573 13,404
Dynex Capital, Inc. 19,517 248,061
Ellington Financial, Inc. 10,760 142,893
Franklin BSP Realty Trust, Inc. 6,853 52,014
Invesco Mortgage Capital, Inc. 8,575 63,541
KKR Real Estate Finance
Trust, Inc. 4,844 33,714
Ladder Capital Corp., Class A 10,097 96,527
MFA Financial, Inc. 9,124 83,120
Nexpoint Real Estate Finance,
Inc. 595 10,091
Orchid Island Capital, Inc. 18,330 118,962
PennyMac Mortgage
Investment Trust 8,507 80,221
Ready Capital Corp. 11,124 15,907
Redwood Trust, Inc. 9,995 45,677
Seven Hills Realty Trust 3,017 22,748
TPG Mortgage Investment
Trust, Inc. 2,700 18,819
TPG RE Finance Trust, Inc. 6,351 50,618
Two Harbors Investment Corp. 9,425 113,948
1,943,544
Multi-Utilities 0.5%
Avista Corp.(a) 7,496 303,213
Black Hills Corp. 6,853 488,002
Northwestern Energy Group,
Inc. 5,433 373,465
Unitil Corp. 1,588 85,657
1,250,337
Office REITs 0.6%
Brandywine Realty Trust 14,522 44,147
COPT Defense Properties 10,196 387,040
Douglas Emmett, Inc. 11,329 133,909
Easterly Government
Properties, Inc., Class A 3,899 94,980
Empire State Realty Trust,
Inc., Class A 11,682 59,111
Highwoods Properties, Inc. 9,601 318,081
Common Stocks
Shares Value ($)
Office REITs
Hudson Pacific Properties,
Inc.* 4,946 68,106
JBG SMITH Properties 4,784 67,215
NET Lease Office Properties 1,114 13,034
Orion Properties, Inc. 4,853 12,812
Piedmont Realty Trust, Inc.,
Class A* 11,342 109,904
Postal Realty Trust, Inc., Class
A 2,388 55,020
SL Green Realty Corp. 6,279 332,347
1,695,706
Oil, Gas & Consumable Fuels 3.9%
Aemetis , Inc.*(a) 5,529 8,349
American Resources Corp.*(a) 7,995 14,311
Amplify Energy Corp.* 3,302 12,911
Ardmore Shipping Corp. 3,185 55,387
BKV Corp.*(a) 2,867 70,127
California Resources Corp. 6,474 340,662
Calumet, Inc.* 5,887 260,147
Centrus Energy Corp., Class
A*(a) 1,596 282,380
Clean Energy Fuels Corp.* 13,617 26,417
CNX Resources Corp.*(a) 12,185 436,223
Comstock Resources, Inc.*(a) 6,354 84,254
Comstock, Inc.* 6,358 17,421
Core Natural Resources, Inc. 4,373 349,140
Crescent Energy Co., Class
A(a) 22,262 255,345
CVR Energy, Inc. 2,562 91,258
Delek US Holdings, Inc. 5,235 355,299
DHT Holdings, Inc. 13,023 241,837
Diversified Energy Co.(a) 6,260 84,260
Dorian LPG Ltd. 3,331 157,956
Encore Energy Corp.*(a) 14,810 16,143
Energy Fuels, Inc.*(a) 22,173 253,659
Epsilon Energy Ltd. 1,412 7,907
Evolution Petroleum Corp. 2,985 10,985
Excelerate Energy, Inc., Class
A(a) 2,169 85,177
FLEX LNG Ltd.(a) 2,768 86,389
FutureFuel Corp. 2,157 10,677
Gevo, Inc.*(a) 18,283 27,059
Golar LNG Ltd. 8,428 414,236
Granite Ridge Resources, Inc. 4,633 22,007
Green Plains, Inc.*(a) 6,249 105,296
Gulfport Energy Corp.* 1,409 227,370
HighPeak Energy, Inc.(a) 2,646 18,919
Infinity Natural Resources,
Inc., Class A* 613 8,067
International Seaways, Inc.(a) 3,719 357,693
Kinetik Holdings, Inc., Class
A(a) 4,557 230,447
Kolibri Global Energy, Inc.* 3,108 16,131
Kosmos Energy Ltd.*(a) 52,610 141,521
Lightbridge Corp.* 3,081 25,387
Magnolia Oil & Gas Corp.,
Class A(a) 20,361 523,481
Murphy Oil Corp.(a) 12,241 486,457
NACCO Industries, Inc., Class
A 266 12,608
Navigator Holdings Ltd. 3,228 72,146

90 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
New Era Energy & Digital,
Inc.*(a) 7,092 33,049
NextDecade Corp.*(a) 14,835 99,691
Nordic American Tankers Ltd.
(a) 18,162 118,598
Northern Oil & Gas, Inc.(a) 8,954 189,377
OPAL Fuels, Inc., Class A* 2,431 5,713
Par Pacific Holdings, Inc.*(a) 4,212 362,358
PBF Energy, Inc., Class A 8,653 625,439
Peabody Energy Corp.(a) 10,992 234,349
PrimeEnergy Resources
Corp.* 70 12,887
REX American Resources
Corp.* 2,584 111,215
Riley Exploration Permian, Inc. 1,257 43,077
Ring Energy, Inc.* 16,619 20,608
Sable Offshore Corp.*(a) 11,842 62,644
SandRidge Energy, Inc. 3,052 42,484
Scorpio Tankers, Inc. 4,099 319,148
SFL Corp. Ltd. 10,928 134,852
SM Energy Co. 21,212 689,814
Summit Midstream Corp.* 611 18,831
Talos Energy, Inc.* 10,693 162,320
Teekay Corp. Ltd. 4,979 58,005
Teekay Tankers Ltd., Class A 2,175 172,630
Uranium Energy Corp.*(a) 43,235 415,056
Ur-Energy, Inc.*(a) 33,380 40,724
VAALCO Energy, Inc.(a) 8,787 46,835
Vitesse Energy, Inc.(a) 2,921 45,568
W&T Offshore, Inc. 8,806 31,614
World Kinect Corp.(a) 4,495 179,171
10,579,503
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 1,209 25,425
Magnera Corp.* 3,131 41,486
Sylvamo Corp. 2,871 107,404
174,315
Passenger Airlines 0.5%
Allegiant Travel Co.* 2,104 206,361
Frontier Group Holdings, Inc.* 5,055 34,121
JetBlue Airways Corp.*(a) 30,402 183,324
Joby Aviation, Inc.*(a) 58,018 414,829
Republic Airways Holdings,
Inc.*(a) 1,245 25,709
SkyWest, Inc.* 3,503 374,716
1,239,060
Personal Care Products 0.3%
BellRing Brands, Inc.* 10,480 129,847
Coty, Inc., Class A*(a) 32,237 88,652
Edgewell Personal Care Co.(a) 4,192 113,981
Herbalife Ltd.*(a) 9,339 115,990
Honest Co., Inc. (The)* 9,193 33,554
Interparfums , Inc.(a) 1,577 196,415
Nature's Sunshine Products,
Inc.* 1,273 25,651
Niagen Bioscience, Inc.* 4,492 15,273
Nu Skin Enterprises, Inc.,
Class A 3,934 20,418
Oddity Tech Ltd., Class A*(a) 3,558 50,452
Common Stocks
Shares Value ($)
Personal Care Products
USANA Health Sciences, Inc.* 844 18,661
808,894
Pharmaceuticals 3.0%
Aclaris Therapeutics, Inc.* 10,497 54,584
Alto Neuroscience, Inc.* 2,310 62,532
Alumis , Inc.*(a) 6,981 197,213
Amneal Pharmaceuticals, Inc.* 14,700 269,304
Amphastar Pharmaceuticals,
Inc.* 2,875 57,327
Amylyx Pharmaceuticals,
Inc.*(a) 8,135 165,222
AN2 Therapeutics, Inc.*(a) 2,314 12,380
ANI Pharmaceuticals, Inc.*(a) 1,820 144,217
Aquestive Therapeutics,
Inc.*(a) 10,018 37,017
Arvinas , Inc.* 5,391 43,290
AtaiBeckley , Inc.*(a) 28,305 203,230
Atea Pharmaceuticals, Inc.*(a) 7,042 33,097
Avalyn Pharma, Inc.* 1,499 43,156
BioAge Labs, Inc.* 3,106 28,078
Collegium Pharmaceutical,
Inc.*(a) 2,925 103,516
Context Therapeutics, Inc.* 12,669 7,594
Contineum Therapeutics, Inc.,
Class A* 2,365 36,634
CorMedix, Inc.*(a) 6,881 51,814
Crinetics Pharmaceuticals,
Inc.* 8,977 749,759
Definium Therapeutics, Inc.* 11,503 500,611
Edgewise Therapeutics, Inc.* 6,119 235,153
Enliven Therapeutics, Inc.* 3,779 207,127
Eton Pharmaceuticals, Inc.* 2,348 108,994
Evolus , Inc.* 5,360 31,302
EyePoint , Inc.* 6,874 84,207
Fulcrum Therapeutics, Inc.* 4,683 16,765
Harmony Biosciences
Holdings, Inc.* 4,013 141,418
Harrow, Inc.*(a) 2,861 110,921
Indivior Pharmaceuticals,
Inc.*(a) 10,320 412,903
Innoviva , Inc.* 6,732 141,170
LB Pharmaceuticals, Inc.*(a) 1,974 79,118
LENZ Therapeutics, Inc.*(a) 1,342 7,113
Lexicon Pharmaceuticals,
Inc.*(a) 21,888 50,561
Ligand Pharmaceuticals,
Inc.*(a) 1,753 504,058
Liquidia Corp.*(a) 6,170 518,959
Maze Therapeutics, Inc.*(a) 3,120 83,990
MBX Biosciences, Inc.* 2,747 181,110
MediWound Ltd.*(a) 728 10,279
Nektar Therapeutics* 3,038 214,695
Neumora Therapeutics, Inc.* 9,115 14,675
Nuvation Bio, Inc.*(a) 22,268 140,956
Ocular Therapeutix , Inc.*(a) 18,203 148,719
Omeros Corp.*(a) 6,366 75,373
Oramed Pharmaceuticals, Inc. 2,926 11,909
Pacira BioSciences , Inc.*(a) 3,540 93,491
Perrigo Co. plc(a) 12,576 127,143
Phathom Pharmaceuticals,
Inc.*(a) 3,873 33,889

Nationwide Small Cap Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Pharmaceuticals
Phibro Animal Health Corp.,
Class A 1,867 67,828
Prestige Consumer
Healthcare, Inc.* 4,071 204,446
Rapport Therapeutics, Inc.* 2,710 111,056
Relmada Therapeutics, Inc.* 8,360 44,392
Septerna , Inc.* 1,901 65,489
SIGA Technologies, Inc.(a) 3,566 11,661
SpyGlass Pharma, Inc.* 964 21,719
Supernus Pharmaceuticals,
Inc.* 4,748 211,903
Tarsus Pharmaceuticals, Inc.* 3,557 210,005
Theravance Biopharma, Inc.* 3,611 60,881
Third Harmonic Bio, Inc.*^∞ 1,819 0
Trevi Therapeutics, Inc.* 9,029 164,779
VeraDermics , Inc.*(a) 1,860 195,300
WaVe Life Sciences Ltd.* 12,421 68,440
Xeris Biopharma Holdings,
Inc.* 15,146 122,380
Zevra Therapeutics, Inc.*(a) 5,156 49,034
8,195,886
Professional Services 1.3%
Asure Software, Inc.* 1,830 14,695
Barrett Business Services, Inc. 2,043 79,759
BlackSky Technology, Inc.* 2,976 68,597
CBIZ, Inc.* 4,377 241,085
Clarivate plc*(a) 31,315 62,004
Concentrix Corp. 3,842 94,513
Conduent, Inc.* 14,190 22,278
CRA International, Inc. 566 101,331
Exponent, Inc. 4,187 279,901
Falcon's Beyond Global, Inc.,
Class A*(a) 2,464 24,492
First Advantage Corp.*(a) 7,108 141,023
Franklin Covey Co.* 949 20,356
HireQuest , Inc. 507 6,550
Huron Consulting Group, Inc.* 1,465 222,343
IBEX Holdings Ltd.* 798 28,201
ICF International, Inc. 1,645 133,113
Innodata, Inc.*(a) 2,715 170,583
Insperity, Inc.(a) 3,286 166,304
Kelly Services, Inc., Class A 2,361 35,037
Kforce , Inc. 1,398 79,364
Korn Ferry 4,586 377,290
Legalzoom.com, Inc.* 11,027 86,783
ManpowerGroup, Inc. 4,198 220,059
Maximus, Inc. 4,878 293,900
Mistras Group, Inc.* 1,527 23,226
Public Policy Holding Co., Inc.
Reg. S(a) 536 5,816
RCM Technologies, Inc.* 412 11,656
Resolute Holdings
Management, Inc.* 348 43,069
Spire Global, Inc.*(a) 2,758 31,607
TIC Solutions, Inc.*(a) 16,009 117,026
TriNet Group, Inc. 2,416 159,045
TrueBlue, Inc.* 2,364 16,737
Upwork, Inc.*(a) 10,842 99,313
Verra Mobility Corp., Class A* 12,627 66,797
Willdan Group, Inc.* 1,299 89,020
3,632,873
Common Stocks
Shares Value ($)
Real Estate Management & Development 0.7%
AGNT, Inc. 8,935 36,187
American Realty Investors,
Inc.*(a) 278 4,231
Compass, Inc., Class A* 62,651 713,595
Comstock Holding Cos., Inc.,
Class A* 548 7,727
Cushman & Wakefield Ltd.* 20,636 276,935
Douglas Elliman, Inc.* 6,515 11,010
Forestar Group, Inc.* 1,802 50,726
FRP Holdings, Inc.* 1,036 23,124
Marcus & Millichap, Inc. 2,201 67,681
Maui Land & Pineapple Co.,
Inc.* 714 12,381
Newmark Group, Inc., Class A 13,637 204,487
Opendoor Technologies,
Inc.*(a) 80,903 305,004
RE/MAX Holdings, Inc., Class
A* 1,632 14,786
Real Brokerage, Inc. (The)* 15,415 24,664
RMR Group, Inc. (The), Class
A(a) 1,446 27,532
Seaport Entertainment Group,
Inc.* 619 16,236
St Joe Co. (The) 3,330 207,259
Tejon Ranch Co.* 2,007 33,979
Transcontinental Realty
Investors, Inc.* 160 6,526
2,044,070
Residential REITs 0.2%
BRT Apartments Corp. 1,127 16,804
Centerspace 1,528 83,795
Independence Realty Trust,
Inc. 21,461 356,896
NexPoint Residential Trust,
Inc. 2,108 55,040
UMH Properties, Inc. 6,780 102,446
614,981
Retail REITs 1.3%
Acadia Realty Trust 11,765 264,360
Alexander's, Inc. 196 49,980
CBL & Associates Properties,
Inc. 1,712 100,511
Curbline Properties Corp. 8,506 260,624
FrontView REIT, Inc. 1,768 35,961
Getty Realty Corp. 4,992 170,427
InvenTrust Properties Corp. 6,124 216,851
Kite Realty Group Trust 18,494 529,298
Macerich Co. (The) 24,507 633,261
NETSTREIT Corp. 8,393 180,030
Phillips Edison & Co., Inc. 11,509 489,017
Saul Centers, Inc. 1,101 37,511
SITE Centers Corp. 4,517 19,333
Tanger, Inc. 9,640 391,962
Urban Edge Properties 11,272 255,424
3,634,550
Semiconductors & Semiconductor Equipment 2.7%
ACM Research, Inc., Class A* 4,735 371,555
Aehr Test Systems* 2,717 217,306
Aeluma , Inc.* 1,145 18,549

92 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Alpha & Omega
Semiconductor Ltd.* 2,202 69,891
Ambarella, Inc.*(a) 3,758 323,188
Ambiq Micro, Inc.* 1,647 104,733
Amtech Systems, Inc.* 1,043 16,000
Atomera , Inc.*(a) 3,659 18,880
Axcelis Technologies, Inc.* 2,757 359,458
AXT, Inc.* 5,351 323,361
Blaize Holdings, Inc.* 6,019 4,757
Canadian Solar, Inc.*(a) 4,365 65,824
CEVA, Inc.*(a) 2,462 80,384
Cohu, Inc.* 4,029 193,352
Diodes, Inc.* 4,052 333,561
Everspin Technologies, Inc.* 1,786 25,951
GSI Technology, Inc.* 2,992 16,785
Ichor Holdings Ltd.* 3,023 227,541
Impinj, Inc.*(a) 2,503 378,854
indie Semiconductor, Inc.,
Class A*(a) 18,983 61,315
inTEST Corp.* 1,025 12,659
Kopin Corp.* 15,957 56,169
Kulicke & Soffa Industries, Inc. 4,556 406,395
MaxLinear , Inc., Class A* 7,542 503,956
Navitas Semiconductor Corp.,
Class A*(a) 16,321 177,246
NVE Corp. 425 49,415
PDF Solutions, Inc.* 2,807 129,375
Penguin Solutions, Inc.*(a) 4,343 228,572
Photronics , Inc.* 4,907 148,633
Power Integrations, Inc.(a) 4,947 300,332
QuickLogic Corp.* 1,479 19,390
Rigetti Computing, Inc.*(a) 29,291 437,900
Silicon Laboratories, Inc.* 2,893 629,227
SkyWater Technology, Inc.*∞ 3,308 107,378
Synaptics, Inc.*(a) 3,407 365,639
T1 Energy, Inc.*(a) 15,153 63,188
Toyo Co. Ltd.*(a) 698 3,595
Ultra Clean Holdings, Inc.* 3,877 322,993
Veeco Instruments, Inc.* 5,185 259,250
Wolfspeed , Inc.*(a) 2,568 60,656
7,493,213
Software 5.9%
8x8, Inc.*(a) 10,793 20,507
A10 Networks, Inc.(a) 6,418 189,780
ACI Worldwide, Inc.*(a) 9,051 518,894
Adeia , Inc. 9,625 256,506
Agilysys, Inc.* 2,328 244,812
Alarm.com Holdings, Inc.* 4,237 231,976
Alkami Technology, Inc.* 6,111 111,037
Amplitude, Inc., Class A*(a) 8,895 78,988
Appian Corp., Class A* 3,561 96,005
Arteris , Inc.* 3,125 93,375
Asana, Inc., Class A* 8,863 73,740
AvePoint, Inc.* 14,289 186,186
Bit Digital, Inc.* 30,410 39,837
Bitdeer Technologies Group,
Class A*(a) 11,056 116,309
Blackbaud, Inc.* 3,058 130,882
BlackLine , Inc.*(a) 4,454 139,856
Blend Labs, Inc., Class A* 16,903 30,087
Box, Inc., Class A* 12,083 381,219
Common Stocks
Shares Value ($)
Software
Braze, Inc., Class A*(a) 8,398 209,278
C3.ai, Inc., Class A*(a) 12,353 113,400
Cerence , Inc.* 3,616 30,808
Cipher Digital, Inc.*(a) 29,646 661,699
Cleanspark , Inc.*(a) 21,750 299,280
Clear Secure, Inc., Class A 8,210 453,520
Commvault Systems, Inc.* 3,916 461,305
Consensus Cloud Solutions,
Inc.* 1,644 59,842
Core Scientific, Inc.* 27,390 567,521
CS Disco, Inc.* 2,032 7,925
Daily Journal Corp.* 119 69,865
Digimarc Corp.* 1,261 8,272
Digital Turbine, Inc.* 10,073 81,188
Domo, Inc., Class B* 2,626 9,690
Duos Technologies Group,
Inc.*(a) 2,365 20,363
D-Wave Quantum, Inc.*(a) 32,171 581,652
eGain Corp.* 1,327 9,050
EverCommerce , Inc.*(a) 1,031 12,723
Five9, Inc.* 6,743 185,500
Freshworks , Inc., Class A* 18,399 208,921
Hut 8 Corp.* 8,977 966,194
I3 Verticals, Inc., Class A*(a) 1,962 41,320
Intapp , Inc.*(a) 5,015 163,940
Intellicheck , Inc.* 1,961 7,079
InterDigital , Inc.(a) 2,281 695,306
JFrog Ltd.* 9,488 757,047
Kaltura, Inc.* 7,855 10,761
Keel Infrastructure Corp.*(a) 50,802 201,684
Life360, Inc.*(a) 1,651 89,237
LiveRamp Holdings, Inc.* 5,561 210,595
MARA Holdings, Inc.*(a) 33,985 384,710
Mitek Systems, Inc.*(a) 3,747 62,575
N-able, Inc.* 5,544 25,946
nCino , Inc.*(a) 9,476 174,927
NCR Voyix Corp.*(a) 13,007 107,568
NextNav , Inc.*(a) 8,950 117,334
OneSpan , Inc. 3,242 50,186
Ooma, Inc.* 2,215 48,176
PagerDuty, Inc.* 7,343 77,689
PAR Technology Corp.* 3,731 63,240
Porch Group, Inc.*(a) 8,682 125,455
Progress Software Corp.* 3,776 153,268
Q2 Holdings, Inc.* 5,446 331,498
Qualys, Inc.*(a) 3,195 462,476
Rapid7, Inc.* 6,383 61,596
Red Violet, Inc.* 1,055 73,196
ReposiTrak , Inc. 1,047 8,837
Rimini Street, Inc.* 4,202 20,212
Riot Platforms, Inc.*(a) 31,146 628,215
Roadzen , Inc.* 5,361 6,165
ServiceTitan , Inc., Class A*(a) 5,377 446,614
Silvaco Group, Inc.* 1,345 10,464
Soluna Holdings, Inc.* 10,109 12,333
SoundHound AI, Inc., Class
A*(a) 35,384 216,904
Sprinklr, Inc., Class A* 9,154 58,219
Sprout Social, Inc., Class A* 5,337 45,791
SPS Commerce, Inc.* 3,181 233,454
Telos Corp.* 6,003 26,653
Tenable Holdings, Inc.*(a) 10,098 329,599

Nationwide Small Cap Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Software
Teradata Corp.* 8,516 263,911
Thryv Holdings, Inc.* 3,003 12,162
Varonis Systems, Inc., Class
B* 9,824 392,469
Veritone , Inc.*(a) 8,533 9,301
Vertex, Inc., Class A* 6,593 85,116
Via Transportation, Inc., Class
A*(a) 4,702 95,639
Viant Technology, Inc., Class
A* 1,242 14,618
Weave Communications, Inc.* 4,725 30,901
Workiva, Inc., Class A* 4,438 265,392
Xperi , Inc.* 3,978 30,670
Yext , Inc.* 7,953 43,423
ZenaTech , Inc.*(a) 5,617 7,190
Zeta Global Holdings Corp.,
Class A*(a) 19,521 421,654
16,170,707
Specialized REITs 0.4%
Farmland Partners, Inc. 3,373 31,538
Four Corners Property Trust,
Inc. 9,727 249,011
Gladstone Land Corp. 3,705 30,047
Outfront Media, Inc. 14,131 450,355
Safehold, Inc. 5,177 83,764
Smartstop Self Storage REIT,
Inc. 4,919 164,983
1,009,698
Specialty Retail 2.1%
1-800-Flowers.com, Inc.,
Class A* 1,822 7,106
Abercrombie & Fitch Co.,
Class A* 3,933 391,491
Academy Sports & Outdoors,
Inc.(a) 5,782 274,356
Advance Auto Parts, Inc.(a) 5,452 302,804
American Eagle Outfitters, Inc. 14,137 242,874
Arhaus, Inc., Class A 4,178 30,959
Arko Corp. 6,822 54,508
ARKO Petroleum Corp., Class
A 1,091 22,147
Asbury Automotive Group,
Inc.* 1,706 395,280
Barnes & Noble Education,
Inc. 1,302 16,197
Bed Bath & Beyond, Inc.* 6,835 34,517
Bob's Discount Furniture,
Inc.*(a) 1,701 28,356
Boot Barn Holdings, Inc.* 2,724 405,849
Buckle, Inc. (The) 2,900 126,933
Build-A-Bear Workshop, Inc.
(a) 1,014 34,395
Caleres, Inc. 2,678 34,385
Camping World Holdings, Inc.,
Class A(a) 5,051 31,266
Citi Trends, Inc.* 465 31,002
Designer Brands, Inc., Class
A(a) 3,849 23,248
Envela Corp.* 642 13,919
EVgo , Inc., Class A* 10,514 16,612
Genesco, Inc.* 867 33,137
Common Stocks
Shares Value ($)
Specialty Retail
Group 1 Automotive, Inc. 1,041 298,528
Haverty Furniture Cos., Inc. 1,246 30,701
J Jill, Inc.(a) 431 7,853
Lands' End, Inc.* 787 9,460
MarineMax , Inc.* 1,687 58,151
Monro, Inc.(a) 2,241 27,452
National Vision Holdings,
Inc.*(a) 7,054 155,470
OneWater Marine, Inc., Class
A* 1,039 12,728
Outdoor Holding Co.* 8,129 17,396
Petco Health & Wellness Co.,
Inc., Class A* 9,141 25,503
RealReal , Inc. (The)* 10,005 120,960
Revolve Group, Inc., Class A* 3,749 94,137
RH*(a) 1,388 229,742
RideNow Group, Inc., Class B* 1,356 8,380
Sally Beauty Holdings, Inc.*(a) 8,204 122,814
Shoe Station Group, Inc.(a) 1,571 23,879
Signet Jewelers Ltd.(a) 3,423 317,997
Sonic Automotive, Inc., Class
A(a) 1,087 99,547
Stitch Fix, Inc., Class A* 9,351 37,591
ThredUp , Inc., Class A* 9,399 54,326
Torrid Holdings, Inc.* 1,398 3,565
Upbound Group, Inc. 4,639 89,950
Urban Outfitters, Inc.* 5,105 378,689
Victoria's Secret & Co.* 6,180 548,042
Warby Parker, Inc., Class A*(a) 8,867 236,660
Winmark Corp.(a) 262 87,377
Zumiez, Inc.* 1,093 21,499
5,669,738
Technology Hardware, Storage & Peripherals 0.3%
Corsair Gaming, Inc.* 4,289 45,506
CPI Card Group, Inc.* 879 18,521
Diebold Nixdorf, Inc.* 1,992 146,591
Eastman Kodak Co.* 5,875 49,350
GPGI, Inc.(a) 16,065 212,058
Immersion Corp.(a) 3,087 23,338
Infleqtion , Inc.*(a) 10,417 102,399
One Stop Systems, Inc.* 2,065 25,255
Quantum Computing, Inc.*(a) 18,436 149,332
Turtle Beach Corp.* 1,441 17,652
Xerox Holdings Corp.(a) 10,020 29,559
819,561
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.* 10,189 162,311
Carter's, Inc. 3,046 117,484
Ermenegildo Zegna NV 4,122 60,635
Figs, Inc., Class A* 8,435 90,254
Fossil Group, Inc.* 4,888 24,196
G-III Apparel Group Ltd. 3,314 120,663
Kontoor Brands, Inc. 4,871 407,897
Movado Group, Inc. 1,374 52,459
Oxford Industries, Inc.(a) 1,227 46,528
Playboy, Inc.* 5,504 6,109
Rocky Brands, Inc. 643 31,404
Steven Madden Ltd. 6,257 288,323
Superior Group of Cos., Inc. 677 8,022
Under Armour , Inc., Class
A*(a) 16,426 109,233

94 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Under Armour , Inc., Class
C*(a) 17,063 110,739
Wolverine World Wide, Inc. 7,392 145,475
1,781,732
Tobacco 0.1%
Turning Point Brands, Inc. 1,679 125,270
Universal Corp. 2,294 120,871
246,141
Trading Companies & Distributors 1.2%
Alta Equipment Group, Inc.* 1,515 9,969
BlueLinx Holdings, Inc.* 615 33,345
Boise Cascade Co. 3,155 240,979
Custom Truck One Source,
Inc.* 5,476 55,581
Distribution Solutions Group,
Inc.* 828 28,624
DNOW, Inc.* 16,593 234,293
DXP Enterprises, Inc.* 1,104 173,350
EVI Industries, Inc. 449 6,317
GATX Corp. 3,142 562,010
Global Industrial Co. 1,246 44,532
Herc Holdings, Inc.(a) 2,887 433,454
Hudson Technologies, Inc.* 3,101 18,730
Karat Packaging, Inc. 847 34,083
McGrath RentCorp 2,129 245,154
NPK International, Inc.* 7,286 91,002
Rush Enterprises, Inc., Class A 5,316 424,164
Rush Enterprises, Inc., Class
B 821 63,816
Titan Machinery, Inc.* 2,020 34,320
Transcat , Inc.* 826 70,516
Willis Lease Finance Corp.(a) 1,008 71,901
Xometry , Inc., Class A*(a) 4,066 348,538
3,224,678
Transportation Infrastructure 0.0%
†
Sky Harbour Group Corp.*(a) 1,814 19,410
Water Utilities 0.3%
American States Water Co. 3,397 290,919
Cadiz, Inc.* 3,838 11,476
California Water Service
Group 5,198 260,472
Consolidated Water Co. Ltd. 1,214 35,449
Global Water Resources, Inc. 791 5,663
H2O America(a) 2,990 183,377
Middlesex Water Co. 1,651 94,602
Pure Cycle Corp.* 1,661 17,457
York Water Co. (The)(a) 1,187 36,761
936,176
Wireless Telecommunication Services 0.1%
Gogo, Inc.* 6,041 25,251
Spok Holdings, Inc. 1,682 18,334
Telephone & Data Systems,
Inc. 8,790 295,168
338,753
Total Common Stocks
(cost $185,536,820) 270,235,201
Rights 0.0%
†
Number of
Rights
Value ($)
Biotechnology 0.0%
†
Aduro Biotech, Inc. CVR*^∞ 1,489 0
Akero Therapeutics, Inc.,
CVR*^∞ 5,687 0
Chinook Therapeutics, Inc.,
CVR*^∞ 5,489 0
Icosavax , Inc., CVR*^∞ 2,263 0
Inhibrx , Inc., CVR*^∞ 3,024 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 95 0
0
Life Sciences Tools & Services 0.0%
†
OmniAb , Inc., expiring
11/1/2027*^∞ 1,082 0
Total Rights
(cost $3,780) 0
Short-Term Investments 0.4%
Shares
Money Market Funds 0.4%
BlackRock Liquidity FedFund ,
Institutional Shares,
3.56%(b)(c) 400,000 400,000
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.64%(b)(c) 400,000 400,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.59%(b)(c) 400,000 400,000
Total Short-Term Investments
(cost $1,200,000) 1,200,000
Repurchase Agreements 7.4%
Principal
Amount ($)
CF Secured, LLC,
3.63%, dated 7/31/2026,
due 8/3/2026, repurchase
price $17,302,679,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056;
total market value
$17,648,733.(c) 17,297,447 17,297,447

Nationwide Small Cap Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 95
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
3.65%, dated 7/31/2026,
due 8/3/2026, repurchase
price $3,000,913,
collateralized by U.S.
Government Agency
Securities, ranging from
0.12% - 4.38%, maturing
1/31/2027 - 4/30/2033;
total market value
$3,060,931.(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $20,297,447) 20,297,447
Total Investments
(cost $207,072,938) — 106.5% 291,749,385
Liabilities in excess of other assets — (6.5)% (17,864,135)
NET ASSETS — 100.0%
$ 273,885,250
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2026. The total value of securities on loan as of July 31,
2026 was $64,936,581, which was collateralized by cash
used to purchase money market funds and repurchase
agreements with a value of $1,200,000 and $20,297,447,
respectively, and by $45,322,286 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
8/11/2026 - 5/15/2056, a total value of $66,819,733.
(b) Represents 7-day effective yield as of July 31, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $21,497,447.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 260 9/2026 USD 3,819,400 (37,768)
Net contracts (37,768)
Currency:
USD United States Dollar

96 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Small Cap Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 97
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 16,738 $ – $ – $ 16,738
Common Stocks
Aerospace & Defense 4,450,735 – – 4,450,735
Air Freight & Logistics 297,632 – – 297,632
Automobile Components 3,268,316 – – 3,268,316
Automobiles 257,229 – – 257,229
Banks 29,942,619 – – 29,942,619
Beverages 498,639 – – 498,639
Biotechnology 27,019,617 – – 27,019,617
Broadline Retail 354,658 – – 354,658
Building Products 3,238,003 – – 3,238,003
Capital Markets 5,638,996 – – 5,638,996
Chemicals 5,006,810 – – 5,006,810
Commercial Services & Supplies 4,385,705 – – 4,385,705
Communications Equipment 2,759,758 – – 2,759,758
Construction & Engineering 4,639,354 – – 4,639,354
Construction Materials 509,672 – – 509,672
Consumer Finance 3,183,846 – – 3,183,846
Consumer Staples Distribution & Retail 1,680,270 – – 1,680,270
Containers & Packaging 619,752 – – 619,752
Distributors 191,505 – – 191,505
Diversified Consumer Services 3,122,340 – – 3,122,340
Diversified REITs 1,428,137 – – 1,428,137
Diversified Telecommunication Services 1,295,833 – – 1,295,833
Electric Utilities 1,810,006 – – 1,810,006
Electrical Equipment 2,897,025 – – 2,897,025
Electronic Equipment, Instruments &
Components 7,073,126 – – 7,073,126
Energy Equipment & Services 6,546,321 – – 6,546,321
Entertainment 2,086,395 – – 2,086,395
Financial Services 6,079,334 – – 6,079,334
Food Products 1,512,430 – – 1,512,430
Gas Utilities 2,906,261 – – 2,906,261
Ground Transportation 1,027,551 – – 1,027,551
Health Care Equipment & Supplies 7,994,463 – – 7,994,463
Health Care Providers & Services 7,862,081 – – 7,862,081
Health Care REITs 2,189,697 – – 2,189,697
Health Care Technology 847,752 – – 847,752
Hotel & Resort REITs 2,420,948 – – 2,420,948
Hotels, Restaurants & Leisure 5,859,629 – – 5,859,629
Household Durables 3,742,931 – – 3,742,931
Household Products 845,495 – – 845,495
Independent Power and Renewable
Electricity Producers 589,969 – – 589,969
Industrial Conglomerates 182,195 – – 182,195
Industrial REITs 1,208,073 – – 1,208,073
Insurance 6,065,933 – – 6,065,933
Interactive Media & Services 1,414,287 – – 1,414,287
IT Services 1,162,077 – – 1,162,077
Leisure Products 1,333,256 – – 1,333,256
Life Sciences Tools & Services 1,627,551 – – 1,627,551
Machinery 8,704,905 – – 8,704,905
Marine Transportation 793,265 – – 793,265
Media 1,384,621 – – 1,384,621
Metals & Mining 4,754,673 – – 4,754,673
Mortgage Real Estate Investment Trusts
(REITs) 1,943,544 – – 1,943,544
Multi-Utilities 1,250,336 – – 1,250,336
Office REITs 1,695,706 – – 1,695,706
Oil, Gas & Consumable Fuels 10,579,503 – – 10,579,503

98 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Paper & Forest Products $ 174,315 $ – $ – $ 174,315
Passenger Airlines 1,239,059 – – 1,239,059
Personal Care Products 808,894 – – 808,894
Pharmaceuticals 8,195,886 – – 8,195,886
Professional Services 3,632,873 – – 3,632,873
Real Estate Management & Development 2,044,070 – – 2,044,070
Residential REITs 614,981 – – 614,981
Retail REITs 3,634,550 – – 3,634,550
Semiconductors & Semiconductor
Equipment 7,385,835 107,378 – 7,493,213
Software 16,170,708 – – 16,170,708
Specialized REITs 1,009,698 – – 1,009,698
Specialty Retail 5,669,738 – – 5,669,738
Technology Hardware, Storage &
Peripherals 819,561 – – 819,561
Textiles, Apparel & Luxury Goods 1,781,732 – – 1,781,732
Tobacco 246,141 – – 246,141
Trading Companies & Distributors 3,224,678 – – 3,224,678
Transportation Infrastructure 19,410 – – 19,410
Water Utilities 936,176 – – 936,176
Wireless Telecommunication Services 338,753 – – 338,753
Total Common Stocks $ 270,127,823 $ 107,378 $ – $ 270,235,201
Repurchase Agreements – 20,297,447 – 20,297,447
Rights – – – –
Short-Term Investments 1,200,000 – – 1,200,000
Total Assets $ 271,344,561 $ 20,404,825 $ – $ 291,749,386
Liabilities:
Futures Contracts $ (37,768) $ – $ – $ (37,768)
Total Liabilities $ (37,768) $ – $ – $ (37,768)
Total $ 271,306,793 $ 20,404,825 $ – $ 291,711,618
As of July 31, 2026, The Fund held three common stock investments and seven rights investments that were categorized as
Level 3 investments which were each valued at $0.
Common
Stocks Warrants Total
Balance as of 10/31/2025 $ 687 $ 486 $ 1,173
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) 146 — 146
Distributions — — —
Purchases — — —
Sales (146) — (146)
Change in Unrealized Appreciation/Depreciation — (486) (486)
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 7/31/2026 $ 687 $ — $ 687
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2026 $ — $ — $ —

Nationwide Small Cap Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 99
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2026:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (37,768)
Total $ (37,768)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

100 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks 99.2%
Shares Value ($)
Aerospace & Defense 7.3%
Boeing Co. (The)* 34,674 7,494,438
General Dynamics Corp. 34,675 13,295,089
L3Harris Technologies, Inc. 34,674 9,606,778
Lockheed Martin Corp. 34,682 20,210,589
RTX Corp. 34,673 7,462,323
58,069,217
Automobiles 1.3%
Tesla, Inc.* 34,674 10,790,896
Biotechnology 3.1%
Amgen, Inc. 34,677 13,356,193
Biogen, Inc.* 34,685 7,039,321
Gilead Sciences, Inc. 34,734 4,522,714
Myriad Genetics, Inc.* 34,605 98,970
25,017,198
Broadline Retail 2.3%
Alibaba Group Holding Ltd.,
ADR-CN(a) 34,677 4,239,263
Amazon.com, Inc.* 34,705 9,425,184
eBay, Inc. 34,676 3,953,411
JD.com, Inc., ADR-CN(a) 34,605 1,142,311
18,760,169
Chemicals 0.6%
DuPont de Nemours, Inc. 34,730 4,758,010
Communications Equipment 8.5%
Ciena Corp.* 34,677 13,074,963
Cisco Systems, Inc. 34,673 4,021,721
F5, Inc.* 34,696 13,967,569
Motorola Solutions, Inc. 34,696 15,118,782
NETGEAR, Inc.* 34,605 836,057
Nokia OYJ, ADR-FI 34,605 316,290
Ubiquiti, Inc. 34,683 19,301,783
Viavi Solutions, Inc.* 34,614 1,278,987
67,916,152
Diversified Telecommunication Services 0.1%
AT&T, Inc. 34,605 804,566
Electrical Equipment 0.2%
Sensata Technologies Holding
plc 34,778 1,609,874
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp., Class A 34,672 5,571,790
Corning, Inc. 34,670 4,793,128
10,364,918
Energy Equipment & Services 0.4%
Halliburton Co. 34,605 1,116,011
NOV, Inc. 34,605 672,375
SLB Ltd. 34,776 1,724,542
3,512,928
Entertainment 0.9%
Electronic Arts, Inc. 34,672 7,276,266
Financial Services 4.1%
Mastercard, Inc., Class A 34,681 19,875,681
Visa, Inc., Class A 34,676 12,695,924
32,571,605
Health Care Equipment & Supplies 0.7%
Baxter International, Inc.(a) 34,605 905,267
Boston Scientific Corp.* 34,618 1,617,699
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 34,702 2,963,204
5,486,170
Health Care Technology 0.9%
Veeva Systems, Inc., Class A* 34,672 7,065,460
Household Durables 1.3%
Garmin Ltd. 34,674 10,186,528
Industrial Conglomerates 1.1%
Honeywell International, Inc. 34,673 8,427,273
Interactive Media & Services 4.2%
Alphabet, Inc., Class A 34,696 12,356,287
Meta Platforms, Inc., Class A 34,682 19,307,816
Ziff Davis, Inc.*(a) 34,761 1,845,114
33,509,217
IT Services 3.0%
Akamai Technologies, Inc.*(a) 34,672 3,993,521
Amdocs Ltd.(a) 34,759 1,936,772
DXC Technology Co.* 34,605 388,960
International Business
Machines Corp. 34,672 7,754,393
VeriSign, Inc. 34,672 10,055,573
24,129,219
Life Sciences Tools & Services 4.8%
Agilent Technologies, Inc. 34,672 4,797,565
Danaher Corp. 34,672 6,760,346
Illumina, Inc.* 34,713 7,119,636
Thermo Fisher Scientific, Inc. 34,683 19,918,447
38,595,994
Pharmaceuticals 1.7%
AstraZeneca plc 34,696 5,885,829
Bausch Health Cos., Inc.* 34,605 238,429
Bristol-Myers Squibb Co. 34,742 2,269,000
Novartis AG, ADR 34,674 5,414,345
13,807,603
Professional Services 1.2%
Automatic Data Processing,
Inc. 34,704 9,247,228
Semiconductors & Semiconductor Equipment 29.2%
Advanced Micro Devices, Inc.* 34,680 16,512,882
Analog Devices, Inc. 34,674 12,739,574
Applied Materials, Inc. 34,682 17,607,011
ASML Holding NV
(Registered), ADR-NL 34,683 56,498,607
Broadcom, Inc. 34,696 13,506,459
FormFactor, Inc.* 34,679 3,682,910
Intel Corp.* 34,684 3,128,497
KLA Corp. 34,709 6,345,499
Lam Research Corp. 34,697 10,166,915
Microchip Technology, Inc. 34,701 2,577,937
Micron Technology, Inc. 34,683 28,545,150
NVIDIA Corp. 34,672 6,960,404
NXP Semiconductors NV 34,702 7,952,310
ON Semiconductor Corp.* 34,695 2,831,459
QUALCOMM, Inc. 34,674 5,118,229
Synaptics, Inc.*(a) 34,673 3,721,106
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 34,678 14,018,582
Teradyne, Inc. 34,696 12,757,372

Nationwide NYSE Arca Tech 100 Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. 34,700 9,568,178
234,239,081
Software 12.6%
Adeia, Inc.(a) 34,605 922,223
Adobe, Inc.* 34,674 8,682,716
Check Point Software
Technologies Ltd.* 34,672 4,407,851
Gen Digital, Inc. 34,605 949,907
InterDigital, Inc.(a) 34,672 10,568,893
Intuit, Inc. 34,674 10,959,411
LiveRamp Holdings, Inc.* 34,607 1,310,567
Microsoft Corp. 34,675 16,114,166
Open Text Corp. 34,605 876,891
Oracle Corp. 34,670 4,502,593
Palantir Technologies, Inc.,
Class A* 34,677 4,267,352
Progress Software Corp.* 34,809 1,412,897
PTC, Inc.* 34,676 4,757,547
Salesforce, Inc. 34,674 6,380,710
SAP SE, ADR-DE 34,676 6,367,207
ServiceNow, Inc.* 34,678 3,857,234
Synopsys, Inc.* 34,696 13,488,417
Teradata Corp.* 34,605 1,072,409
100,898,991
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc. 34,697 10,718,250
HP, Inc. 34,605 943,678
NetApp, Inc. 34,673 6,189,130
Seagate Technology Holdings
plc 34,683 29,693,157
Western Digital Corp. 34,682 18,896,141
Xerox Holdings Corp.(a) 34,605 102,085
66,542,441
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc. 34,602 1,161,935
Total Common Stocks
(cost $206,375,330) 794,748,939
Short-Term Investments 0.0%
†
Money Market Funds 0.0%
†
BlackRock Liquidity FedFund,
Institutional Shares,
3.56%(b)(c) 83,954 83,954
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.64%(b)(c) 83,954 83,954
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.59%(b)(c) 83,954 83,954
Total Short-Term Investments
(cost $251,862) 251,862
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.63%, dated 7/31/2026,
due 8/3/2026, repurchase
price $622,535,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/13/2026 - 2/15/2056;
total market value
$634,986.(c) 622,347 622,347
Total Repurchase Agreement
(cost $622,347) 622,347
Total Investments
(cost $207,249,539) — 99.3% 795,623,148
Other assets in excess of liabilities — 0.7% 5,690,610
NET ASSETS — 100.0%
$ 801,313,758
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2026. The total value of securities on loan as of July 31,
2026 was $24,310,033, which was collateralized by cash
used to purchase money market funds and repurchase
agreements with a value of $251,862 and $622,347,
respectively, and by $23,681,246 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
8/11/2026 - 5/15/2056, a total value of $24,555,455.
(b) Represents 7-day effective yield as of July 31, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2026 was $874,209.
ADR American Depositary Receipt
CN China
DE Germany
FI Finland
NL Netherlands
TW Taiwan

102 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Futures contracts outstanding as of July 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 11 9/2026 USD 6,248,935 (212,371)
Net contracts (212,371)
Currency:
USD United States Dollar

Nationwide NYSE Arca Tech 100 Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 103
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

104 - Statement of Investments - July 31, 2026 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 794,748,939 $ – $ – $ 794,748,939
Repurchase Agreement – 622,347 – 622,347
Short-Term Investments 251,862 – – 251,862
Total Assets $ 795,000,801 $ 622,347 $ – $ 795,623,148
Liabilities:
Futures Contracts $ (212,371) $ – $ – $ (212,371)
Total Liabilities $ (212,371) $ – $ – $ (212,371)
Total $ 794,788,430 $ 622,347 $ – $ 795,410,777

Nationwide NYSE Arca Tech 100 Index Fund - July 31, 2026 (Unaudited) - Statement of Investments - 105
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2026:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (212,371)
Total $ (212,371)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.